UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177934
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 26	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 790	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2018

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2018 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM Navigator 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2018.
The contracts described in this prospectus are not available in the state of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 103. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II

•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
2

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.
3

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Adjusted Roll-up Income Benefit Base – The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Attained Age – For purposes of the Nationwide Lifetime Income Capture option, the Contract Owner’s age on each Option Anniversary. If the Joint Option for the Nationwide Lifetime Income Capture option is elected, the age of the younger of the determining life and joint determining life on each Option Anniversary.
Attained Age Lifetime Withdrawal Percentage – For purposes of the Nationwide Lifetime Income Capture option, a percentage based on the Attained Age of the determining life, or if the Joint Option for the Nationwide Lifetime Income Capture option is elected, based on the Attained Age of the younger of the determining life and joint determining life.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Interest Anniversary Rate – The compound interest rate used in the calculation of the interest anniversary value for the Combination Enhanced Death Benefit III Option.
4

Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Monthly Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option, each recurring one-month anniversary of the date the option was elected.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option and Nationwide Lifetime Income Track option, each recurring one-year anniversary of the date the option was elected.
Option Year – For purposes of the Nationwide Lifetime Income Capture option, each year the option is in force beginning with the date the option is elected.
Original Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
5

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Track option, the date the Contract Owner reaches age 59½, or if the Joint Option for the Nationwide Lifetime Income Track option is elected, the date the younger spouse reaches age 59½.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [2]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.10%
Administrative Charge	0.20%
Reduced CDSC Option ("Liquidity Option")[3] Charge	0.50%
Total Variable Account Charges (including this option only)	1.80%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase 1 option)
One-Year Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.50%
One-Month Enhanced Death Benefit Option Charge	0.35%
Total Variable Account Charges (including this option only)	1.65%
Combination Enhanced Death Benefit III Option Charge (available beginning January 12, 2015, or the date of state approval (whichever is later))[4]	0.65%
Total Variable Account Charges (including this option only)	1.95%
Combination Enhanced Death Benefit Option Charge (only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later))	0.65% [5]
Total Variable Account Charges (including this option only)	1.95%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets6)	0.35%
Total Variable Account Charges (including this option only)	1.65%
Additional Optional Riders (assessed annually as a percentage of the Current Income Benefit Base7) (eligible applicants may purchase one living benefit rider)
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [8]
Maximum 5% Nationwide Lifetime Income Rider Charge	1.00% [8]
Maximum Nationwide Lifetime Income Capture Option Charge	1.50% [8]
Maximum Nationwide Lifetime Income Track Option Charge	1.50% [8]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [9]
Maximum Joint Option for the 5% Nationwide Lifetime Income Rider Charge	0.15% [10]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge	0.40% [11]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge	0.40% [11]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
10

Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Administrative Charge (applicable to all contracts)	0.20%
Reduced CDSC Option ("Liquidity Option") Charge	0.50%
Combination Enhanced Death Benefit III Option Charge	0.65%
Beneficiary Protector II Option Charge	0.35%
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [12]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [12]
Maximum Possible Total Variable Account Charges	4.70% [13]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[3]	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
[4]	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
[5]	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.
[6]	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[7]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[8]	Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, the charge for the Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, and the charge for the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[9]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[10]	The Joint Option for the 5% Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the Joint Option for the 5% Nationwide Lifetime Income Rider.
[11]	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected, and the Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
[12]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[13]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
11

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.40%	2.61%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge under the standard 7 year CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.70%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.61%)	$1,499	$2,826	$4,063	$6,997	*	$2,326	$3,763	$6,997	$799	$2,326	$3,763	$6,997
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,267	$2,190	$3,097	$5,502	*	$1,690	$2,797	$5,502	$567	$1,690	$2,797	$5,502
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
12

•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). A CDSC may apply to the withdrawal (see Contingent Deferred Sales Charge). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $10,000. For all other contract types, the minimum initial purchase payment is $3,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
If the Contract Owner elects the Liquidity Option, subsequent purchase payments are only permitted during the first Contract Year.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
13

Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year. If the Contract Owner elects the Nationwide Lifetime Income Capture option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
14

Reduced CDSC Option ("Liquidity Option")
The contract contains a standard seven-year CDSC schedule. In lieu of the standard seven-year CDSC schedule, an applicant may elect the Liquidity Option at the time of application. Election of the Liquidity Option replaces the contract’s standard seven-year CDSC schedule with a four-year CDSC schedule that expires four years from the contract issue date.
If the applicant elects the Liquidity Option, Nationwide will assess a charge equal to an annualized rate of 0.50% of the Daily Net Assets during the first four Contract Years in exchange for a reduced CDSC schedule. Subsequent purchase payments will only be permitted during the first Contract Year.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), the Combination Enhanced Death Benefit III Option is available for contracts with Annuitants age 70 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if the 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
15

If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit. Certain actions by the Contract Owner will terminate this optional benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide Lifetime Income Rider.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit. Certain actions by the Contract Owner will terminate this optional benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 5% Nationwide Lifetime Income Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Capture option is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option is elected.
If the applicant elects the Nationwide Lifetime Income Capture option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
16

Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Capture option may exceed the benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option for the Nationwide Lifetime Income Track option is elected, both spouses reach age 59½) the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Track option is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Capture option is elected.
If the applicant elects the Nationwide Lifetime Income Track option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Track option may exceed the benefit.
An early withdrawal (a withdrawal taken from the contract prior to the Withdrawal Start Date) or withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option, however, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
17

Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 5% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, there is no charge for the Joint Option. If this rider is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Capture Option
The Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Capture option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Capture option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Track Option
The Joint Option for the Nationwide Lifetime Income Track option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Track option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Track option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
Optional benefits are irrevocable once elected. Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Liquidity Option will be assessed for four years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
18

Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
19

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the 7% Nationwide Lifetime Income Rider, 5% Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option limit the list of underlying mutual funds available in connection with that option (see Income Benefit Investment Options).
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
20

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. These obligations may include certain death benefits and living benefits as described in this prospectus. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
21

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
22

Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. Purchase payments may be submitted by mail or by electronic deposit (ex. through Automated Clearing House (ACH) or electronic wires). Withdrawal requests may be submitted by mail or fax. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
23

Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
24

•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
25

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the
26

abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn. For contracts that have not elected the Liquidity Option, the standard CDSC schedule applies. The CDSC is calculated by multiplying the applicable CDSC percentage shown in Table 1 by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
27

Table 1
Standard CDSC Schedule
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
For contracts that have elected the Liquidity Option, the standard CDSC schedule is replaced with a reduced CDSC schedule. The CDSC is calculated by multiplying the applicable CDSC percentage shown in Table 2 by the amount of purchase payments withdrawn.
Table 2
Liquidity Option CDSC Schedule
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values for which the applicable CDSC period has expired:
(a)	for those contracts without the Liquidity Option, purchase payments held for at least seven years from the date of allocation to the contract; and
(b)	for those contracts with the Liquidity Option, for any withdrawals after the end of the fourth Contract Year.
No CDSC applies to transfers between or among the various investment options in the contract.
28

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants.
Reduced CDSC Option ("Liquidity Option")
For an additional charge equal to an annualized rate of 0.50% of the Daily Net Assets, an applicant may elect the Liquidity Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with the Liquidity Option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until the end of the fourth Contract Year. Nationwide may realize a profit from the charge assessed for this option.
If the Liquidity Option is elected, subsequent purchase payments are only permitted during the first Contract Year.
29

Election of the Liquidity Option replaces the contract’s standard seven year CDSC schedule with a four year CDSC schedule. The Liquidity Option CDSC schedule applies as follows:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Under this option, CDSC will not exceed 7% of purchase payments withdrawn and no CDSC will be assessed on any withdrawal taken after the end of the fourth Contract Year.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
30

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts with applications signed on or after May 1, 2018, the Interest Anniversary Rate is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177934).
For contracts with applications signed prior to May 1, 2018, see Appendix F: Historical Rates and Percentages.
31

The following is an example of how the interest anniversary value will not exceed 200% of purchase payments. Assume a contract owner purchases a contract in 2015 for $100,000. In the year 2029, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$125,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$197,993
If the annuitant dies in 2029, the death benefit would be $197,993.
However if the annuitant dies the next year, the death benefit would be $200,000 instead of $207,893 (calculation: 105% x $197,993) since the interest anniversary value is limited to 200% of the initial purchase payment of $100,000.
Using the same assumptions in the example above, the following is an example of how a surrender would impact the death benefit calculation. In the year 2024, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$150,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$155,133
In 2024, the contract owner takes a partial surrender of $40,000. After the surrender, the highest Contract Anniversary Contract Value is $100,000 (calculation: $150,000 - $40,000/$120,000 x $150,000) and the interest anniversary value is $103,422 (calculation: $155,133 - $40,000/$120,000 x $155,133). After the date of the withdrawal, the interest anniversary value is limited to $133,333 (calculation: 200% x ($100,000 - $40,000/$120,000 x $100,000).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to
32

each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
33

If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Optional Living Benefits
An applicant may elect one of the available optional living benefits under the contract at the time of application. If an applicant elects an optional living benefit, Nationwide will deduct an additional charge as applicable for the elected living benefit. The optional living benefits available under the contract include:
•	7% Nationwide Lifetime Income Rider and the 5% Nationwide Lifetime Income Rider - designed for consumers at or near retirement who generally have a conservative risk tolerance and seek certainty of guaranteed lifetime income
•	Nationwide Lifetime Income Capture option - designed for consumers with longer time horizons to invest and who generally have a moderate risk tolerance to grow assets and provide for guaranteed lifetime income
•	Nationwide Lifetime Income Track option - a lower cost option designed for consumers with longer time horizons to invest and who generally have a moderate to aggressive risk tolerance to grow assets and provide for guaranteed lifetime income
Each of the optional living benefits has limitations and restrictions as discussed herein. Before selecting an optional living benefit, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
34

7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if the 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to
35

refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
Contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(aa)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(bb)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
36

If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(aa)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
37

A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
For contracts with applications signed on or after May 1, 2018, the Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177934).
For contracts with applications signed prior to May 1, 2018, see Appendix F: Historical Rates and Percentages.
38

For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the 7% Nationwide L.inc Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
39

Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, if a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
40

If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
41

Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 7% Nationwide L.inc Rider
Upon termination of the 7% Nationwide L.inc Rider, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide 7% L.inc Rider will terminate. In the following instances, the 7% Nationwide L.inc Rider will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the 7% Nationwide L.inc Rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the 7% Nationwide L.inc Rider.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as
42

opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
43

(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.50%	4.50%	5.50%
For contracts that elect the 5% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 5% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous table.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to
44

meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
45

Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, if a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the
46

Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
47

First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 5% Nationwide Lifetime Income Rider
Upon termination of the 5% Nationwide Lifetime Income Rider, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide 5% Lifetime Income Rider will terminate. In the following instances, the 5% Nationwide Lifetime Income Rider will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the 5% Nationwide Lifetime Income Rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the 5% Nationwide Lifetime Income Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Capture option is available under the contract at the time of application. Once elected, the Nationwide Lifetime Income Capture option is irrevocable. The Nationwide Lifetime Income Capture option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Capture option is elected, then the spouse may keep the Nationwide Lifetime Income Capture
48

option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option is elected.
Nationwide Lifetime Income Capture Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Capture option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may elect to automatically reallocate the Contract Value in accordance with the Asset Rebalancing provision.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide Lifetime Income Capture option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
For the first Option Year, the Roll-up Interest Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Defined Rate and Variable Rate are defined below in the Defined Rate and Renewal Defined Rate and Variable Rate subsections, respectively.
49

For Option Years two through fifteen, the Roll-up Interest Rate is calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
The Renewal Defined Rate is defined below in the Defined Rate and Renewal Defined Rate subsection.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed; and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
For contracts with applications signed on or after March 15, 2016, the Roll-up Interest Rate will not be less than 5.00% nor greater than 10.00%. For contracts with applications signed before March 15, 2016, the Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
For the first Option Year, the Variable Rate is the Variable Rate that when added to its corresponding Defined Rate results in the greater Roll-up Interest Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date).
For the first Option Year, the Variable Rate in effect depends upon the date of the Application Date or Option Issue Date, and is determined as follows:
(1)	if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or
(2)	if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, Nationwide will determine the Variable Rate in effect on the Option Anniversary as follows:
(1)	if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or
(2)	if the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
50

For the first Option Year, the Defined Rate is the Defined Rate that when added to its corresponding Variable Rate results in the greater Roll-up Interest Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date).
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date.
If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of election until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary (on the first Option Anniversary, the Original Income Benefit Base); plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the Original Income Benefit Base and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, up to and including the 15th Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(d)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 15th Option Anniversary.
If a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
51

(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Adjusted Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: the sum of the following calculations:
(aa)	After the prior Option Anniversary and on or before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(4)	Roll-up Value: for each Option Anniversary up to and including the 15th Option Anniversary, it is equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus the Roll-up Interest Rate multiplied by any Purchase Payment Credits submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal and prior to the previous Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
52

(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year and after the Non-Lifetime Withdrawal;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than an Option Anniversary, the indexed simple interest roll-up value is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Option Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Option Anniversary minus adjustments made for excess withdrawals after that date, and the initial Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up value is only calculated for the first 15 Option Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Option Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Capture option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the indexed simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In addition, it will be subject to the CDSC provisions of the contract.
A Non-Lifetime Withdrawal will cause a reduction to four factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal; and (4) the Monthly Option Anniversary Contract Value during the Option Year prior to the Non-Lifetime Withdrawal. All four factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
53

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Nationwide Lifetime Income Capture option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up and Roll-up Value terminate and the Current Income Benefit Base is locked in and will not change, except as a result of the following:
•	an automatic reset (discussed later in this provision);
•	the Attained Age Income Benefit Base calculation (discussed later in this provision); or
•	the Contract Owner:
❍	takes excess withdrawals;
❍	submits additional purchase payments; or
❍	elects a reset opportunity (discussed later in this provision).
As long as the Nationwide Lifetime Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
For contracts with applications signed on or after May 1, 2018, the Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at
54

any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177934).
For contracts with applications signed prior to May 1, 2018, see Appendix F: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the initial Lifetime Withdrawal Amount for that year.
On each Option Anniversary after the first Lifetime Withdrawal is taken, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Current Income Benefit Base will equal the greater of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, plus any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary, or
Note: The Current Income Benefit Base may change due to excess withdrawals, automatic resets, or election of a non-automatic reset opportunity (all discussed later in this provision). If the Non-Lifetime Withdrawal is taken in the same Option Year as the first Lifetime Withdrawal, then for the first Option Anniversary after the first Lifetime Withdrawal, the Current Income Benefit Base on the prior Option Anniversary will be proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Attained Age Income Benefit Base: determined based on the following formula:

Contract Value on the then current Option Anniversary prior to processing any purchase payments, Purchase Payment Credits, or withdrawals on that day	X	Attained Age Lifetime Withdrawal Percentage
Lifetime Withdrawal Percentage
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary.
For contracts with applications signed on or after May 1, 2018, the Attained Age Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Attained Age Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Attained Age Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Attained Age Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Attained Age Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Attained Age Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177934).
For contracts with applications signed prior to May 1, 2018, see Appendix F: Historical Rates and Percentages.
55

For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Attained Age Lifetime Withdrawal Percentages will be equal to or less than the Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Contract Owners may cancel the attained age feature of the Nationwide Lifetime Income Capture option by cancelling the automatic reset feature discussed later in this section.
The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Capture option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
56

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. Prior to the first Lifetime Withdrawal, if on any Option Anniversary, the current Contract Value or the highest Monthly Option Anniversary Contract Value during the previous Option Year exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal the higher Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal or until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. After the first Lifetime Withdrawal, on each Option Anniversary, the Current Income Benefit Base may be reset to the Attained Age Income Benefit Base, and this automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Capture option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Capture option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same, the attained age feature (as described in the Lifetime Withdrawals section) will be cancelled, and the terms and conditions of the Nationwide Lifetime Income Capture option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Capture option by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, when a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Capture option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the
57

Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Capture option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Capture option is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
58

Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Capture option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Capture option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Capture option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Capture Option
Upon termination of the Nationwide Lifetime Income Capture Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Capture Option will terminate. In the following instances, the Nationwide Lifetime Income Capture Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Capture option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Capture option.
59

Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Track option is available under the contract at the time of application. Once elected, the Nationwide Lifetime Income Track option is irrevocable. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Capture option is elected.
Nationwide Lifetime Income Track Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Track Investment Requirements
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments
60

which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Option Anniversary (unless the Contract Owner cancels this automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:

(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:

Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year (the Lifetime Withdrawal Amount), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes.
61

Non-Lifetime Withdrawal
After the later of the first Option Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. In addition, it will be subject to the CDSC provisions of the contract. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	4.50%	5.00%	5.50%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.50%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Track Option).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Option Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code
62

requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Option Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted as a result of an excess withdrawal, and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
63

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base.
This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Option Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Track option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election.
64

Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, when a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner (or, if the Joint Option is elected, until the death of the spouse);
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Track option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
65

For contracts that have elected the Joint Option for the Nationwide Lifetime Income Track option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Track option is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Track Option
Upon termination of the Nationwide Lifetime Income Track Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Track Option will terminate. In the following instances, the Nationwide Lifetime Income Track Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
66

(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Track option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Track option.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
For contracts with applications signed on or after May 1, 2018, the Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177934).
For contracts with applications signed prior to May 1, 2018, see Appendix F: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
67

(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available for election if and when the 5% Nationwide Lifetime Income Rider is elected.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 5% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.00%	4.00%	5.00%
68

The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Capture Option
At the time the Nationwide Lifetime Income Capture option is elected, the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
69

The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option.
For contracts with applications signed on or after May 1, 2018, the Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177934).
For contracts with applications signed prior to May 1, 2018, see Appendix F: Historical Rates and Percentages.
For contracts with applications signed on or after May 1, 2018, the Attained Age Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Attained Aged Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Attained Aged Lifetime Withdrawal Percentages for the Joint Option applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Attained Aged Lifetime Withdrawal Percentages for the Joint Option at any time; however, Nationwide will not change the Attained Aged Lifetime Withdrawal Percentages for the Joint Option for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Attained Aged Lifetime Withdrawal Percentages for the Joint Option that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177934).
For contracts with applications signed prior to May 1, 2018, see Appendix F: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin Lifetime Withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Capture option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
70

Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Track Option
At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.75%	4.25%	4.75%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.25%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
71

(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and /or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown are available for election.
Note: Some of the underlying mutual funds listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated underlying mutual funds may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
72

7% Nationwide Lifetime Income Rider or 5% Nationwide Lifetime Income Rider
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
Nationwide Lifetime Income Capture Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
73

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
Nationwide Lifetime Income Track Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
74

•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.30%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.30% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit and the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
75

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
76

Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
77

Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
78

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any PPCs) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
79

(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.30% to 2.80% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
80

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit
81

value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
82

Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
83

Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
84

•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit and the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
85

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
86

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Refer to the Income Benefit Investment Options provision for the investment options available for the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the Nationwide Lifetime Income Rider elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
87

Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For contracts that have elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
88

Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s):
•	American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund)
89

•	American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	BlackRock Option (34% BlackRock Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Fidelity® VIP Funds Option (30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Balanced Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the
90

Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
91

The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
92

(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
93

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts with applications signed on or after May 1, 2018, the Interest Anniversary Rate is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest
94

Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177934).
For contracts with applications signed prior to May 1, 2018, see Appendix F: Historical Rates and Percentages.
If the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at the Interest Anniversary Rate.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	The interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
95

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), if the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
For contracts issued prior to August 12, 2013, or the date of state approval (whichever is later), if, after the first Contract Anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value solely due to the application of additional purchase payments, additional withdrawals, or transfers among investment options, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
96

The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and all of the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
97

•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option. If the Contract Owner has elected the Liquidity Option, the charge for the Liquidity Option will continue to be assessed for four years from the date the contract was issued, even if the contract is annuitized.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
98

Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
99

Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
100

•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
101

(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual
102

Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-177934
103

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
104

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
105

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
106

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	The Portfolio seeks long-term growth of capital.
107

Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II (formerly, Ivy Variable Insurance Portfolios - High Income)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Mid Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
108

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
109

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
110

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
111

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
112

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
113

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
114

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
115

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
116

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.30%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2017 (the maximum Variable Account charge of 2.80%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2017; therefore, no Condensed Financial Information is available:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.467817	12.940400	12.84%	8,162
2016	11.240100	11.467817	2.03%	10,256
2015	11.538145	11.240100	-2.58%	11,558
2014	11.218186	11.538145	2.85%	7,650
2013	10.154217	11.218186	10.48%	5,858
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	39.309596	43.785793	11.39%	46,953
2016	31.913697	39.309596	23.17%	22,942
2015	34.286334	31.913697	-6.92%	16,378
2014	31.885431	34.286334	7.53%	11,831
2013	23.471632	31.885431	35.85%	5,100
2012	20.073992	23.471632	16.93%	434
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.842269	14.164466	2.33%	311,567
2016	13.434656	13.842269	3.03%	139,400
2015	13.956063	13.434656	-3.74%	78,564
2014	13.688194	13.956063	1.96%	52,979
2013	15.153413	13.688194	-9.67%	42,401
2012	14.297491	15.153413	5.99%	10,563
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	27.901210	30.697596	10.02%	97,624
2016	23.034724	27.901210	21.13%	68,334
2015	23.712676	23.034724	-2.86%	37,979
2014	20.668691	23.712676	14.73%	26,247
2013	16.120711	20.668691	28.21%	13,662
2012	14.053082	16.120711	14.71%	2,908
117

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	12.647148	14.331272	13.32%	4,102,135
2016	11.944428	12.647148	5.88%	4,153,842
2015	12.232829	11.944428	-2.36%	4,251,261
2014	12.043635	12.232829	1.57%	4,450,308
2013	10.119675	12.043635	19.01%	2,169,909
2012*	10.000000	10.119675	1.20%	107,413
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.189017	12.865168	14.98%	2,566,578
2016	9.767409	11.189017	14.55%	2,035,252
2015*	10.000000	9.767409	-2.33%	572,087
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.355712	17.234356	12.23%	364,866
2016	14.987145	15.355712	2.46%	288,451
2015	15.338093	14.987145	-2.29%	262,590
2014	15.245537	15.338093	0.61%	209,577
2013	13.500145	15.245537	12.93%	71,496
2012	12.438632	13.500145	8.53%	1,979
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.267397	10.851641	5.69%	97,673
2016	9.220316	10.267397	11.36%	32,648
2015*	10.000000	9.220316	-7.80%	13,928
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.906199	10.091257	1.87%	4,170,024
2016	9.795436	9.906199	1.13%	2,024,723
2015*	10.000000	9.795436	-2.05%	572,547
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.207291	2.07%	12,132
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.234886	16.805473	10.31%	107,485
2016	11.774721	15.234886	29.39%	39,831
2015	12.754025	11.774721	-7.68%	17,342
2014	12.234599	12.754025	4.25%	13,833
2013*	10.000000	12.234599	22.35%	2,240
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.913823	13.528043	13.55%	88,189
2016	10.477534	11.913823	13.71%	66,477
2015	10.889543	10.477534	-3.78%	43,720
2014*	10.000000	10.889543	8.90%	14,881
118

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	29.794920	33.056317	10.95%	390
2016	24.009353	29.794920	24.10%	401
2015	24.905780	24.009353	-3.60%	446
2014	24.004434	24.905780	3.75%	389
2013	17.283516	24.004434	38.89%	391
2012	15.129971	17.283516	14.23%	123
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.551563	30.570161	19.64%	1,595
2016	23.229494	25.551563	10.00%	1,681
2015	23.332829	23.229494	-0.44%	1,809
2014	20.901224	23.332829	11.63%	1,797
2013	16.078646	20.901224	29.99%	2,010
2012	14.107815	16.078646	13.97%	1,304
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.305902	26.709719	25.36%	25,025
2016	20.054835	21.305902	6.24%	29,440
2015	20.885783	20.054835	-3.98%	24,279
2014	19.624877	20.885783	6.43%	7,021
2013	16.456156	19.624877	19.26%	4,250
2012	15.138702	16.456156	8.70%	2,166
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.506066	10.726834	2.10%	128,729
2016	9.770039	10.506066	7.53%	46,011
2015	9.997926	9.770039	-2.28%	2,486
2014	10.071973	9.997926	-0.74%	1,768
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	15.770077	17.557547	11.33%	624,915
2016	15.183111	15.770077	3.87%	419,633
2015	15.465121	15.183111	-1.82%	242,711
2014	15.035641	15.465121	2.86%	125,572
2013	13.457741	15.035641	11.72%	78,562
2012	12.219959	13.457741	10.13%	17,583
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	16.451831	18.879025	14.75%	63,815
2016	15.753781	16.451831	4.43%	52,098
2015	16.034880	15.753781	-1.75%	50,264
2014	15.532319	16.034880	3.24%	32,732
2013	13.609100	15.532319	14.13%	18,825
2012	12.194817	13.609100	11.60%	4,932
119

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	17.248537	20.548096	19.13%	73,549
2016	16.427999	17.248537	4.99%	56,689
2015	16.732995	16.427999	-1.82%	46,870
2014	16.185651	16.732995	3.38%	15,030
2013	13.507103	16.185651	19.83%	2,759
2012	11.881588	13.507103	13.68%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.435271	11.959964	14.61%	6,516,737
2016*	10.000000	10.435271	4.35%	2,068,492
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.972726	17.247402	-4.04%	100,056
2016	13.638889	17.972726	31.78%	49,927
2015	17.436911	13.638889	-21.78%	31,409
2014	20.252144	17.436911	-13.90%	23,589
2013	16.528028	20.252144	22.53%	18,332
2012	15.989239	16.528028	3.37%	2,081
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.033057	26.722306	11.19%	194,895
2016	20.685487	24.033057	16.18%	174,507
2015	21.885542	20.685487	-5.48%	146,722
2014	20.440533	21.885542	7.07%	100,316
2013	16.201274	20.440533	26.17%	67,831
2012	14.023439	16.201274	15.53%	21,414
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.262174	12.962761	15.10%	5,240,346
2016*	10.000000	11.262174	12.62%	1,700,314
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.838353	31.721482	33.07%	282,604
2016	24.019381	23.838353	-0.75%	134,909
2015	22.764038	24.019381	5.51%	90,361
2014	20.775828	22.764038	9.57%	51,612
2013	15.477413	20.775828	34.23%	25,918
2012	13.707490	15.477413	12.91%	2,948
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	14.904806	15.298838	2.64%	5,024,130
2016	14.453385	14.904806	3.12%	1,528,486
2015	14.769242	14.453385	-2.14%	81,759
2014	14.167846	14.769242	4.24%	49,715
2013	14.657541	14.167846	-3.34%	22,527
2012	14.063004	14.657541	4.23%	9,182
120

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	39.070373	46.483736	18.97%	65,632
2016	35.366714	39.070373	10.47%	61,219
2015	36.425827	35.366714	-2.91%	36,993
2014	34.806190	36.425827	4.65%	15,806
2013	25.954620	34.806190	34.10%	10,667
2012	22.954492	25.954620	13.07%	2,533
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.132452	25.830528	28.30%	72,662
2016	21.531223	20.132452	-6.50%	56,831
2015	21.118649	21.531223	1.95%	35,334
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.149430	12.444203	2.43%	7,575
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.094504	14.472957	10.53%	139,536
2016	11.721534	13.094504	11.71%	103,879
2015	12.662697	11.721534	-7.43%	96,761
2014	12.474214	12.662697	1.51%	76,604
2013	10.211201	12.474214	22.16%	29,179
2012	8.970568	10.211201	13.83%	16,386
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.849753	17.157566	8.25%	228,298
2016	14.083020	15.849753	12.55%	180,765
2015	15.351469	14.083020	-8.26%	140,742
2014	14.867410	15.351469	3.26%	111,991
2013	13.220142	14.867410	12.46%	60,879
2012	11.890259	13.220142	11.18%	4,659
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	36.344606	39.694608	9.22%	329
2016	28.283730	36.344606	28.50%	362
2015	30.941984	28.283730	-8.59%	452
2014	31.171545	30.941984	-0.74%	604
2013	23.181387	31.171545	34.47%	609
2012	19.839372	23.181387	16.85%	444
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.407983	9.464831	0.60%	172,013
2016	9.259460	9.407983	1.60%	99,178
2015	9.803446	9.259460	-5.55%	78,765
2014	9.753776	9.803446	0.51%	60,810
121

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.254538	12.565150	11.65%	18,174
2016	10.928357	11.254538	2.98%	16,031
2015	11.756183	10.928357	-7.04%	10,253
2014	11.458922	11.756183	2.59%	8,880
2013	10.222938	11.458922	12.09%	185
2012*	10.000000	10.222938	2.23%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.106621	10.342147	2.33%	50,723
2016	10.289133	10.106621	-1.77%	46,110
2015	10.235413	10.289133	0.52%	40,077
2014	9.908546	10.235413	3.30%	24,092
2013*	10.000000	9.908546	-0.91%	20,435
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.699818	15.503650	13.17%	15,628
2016	12.265322	13.699818	11.70%	15,543
2015	12.982605	12.265322	-5.52%	20,331
2014	12.627093	12.982605	2.82%	19,153
2013	9.958708	12.627093	26.79%	11,334
2012*	10.000000	9.958708	-0.41%	1,941
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.770342	16.075467	16.74%	200,005
2016	14.318963	13.770342	-3.83%	210,309
2015	15.828728	14.318963	-9.54%	206,495
2014	16.928545	15.828728	-6.50%	157,679
2013	13.706700	16.928545	23.51%	96,265
2012	11.653053	13.706700	17.62%	23,578
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.555031	13.219888	5.30%	50,356
2016	10.947839	12.555031	14.68%	39,295
2015	11.863786	10.947839	-7.72%	29,521
2014	11.795395	11.863786	0.58%	25,540
2013	10.815203	11.795395	9.06%	9,695
2012*	10.000000	10.815203	8.15%	575
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.390222	16.771418	25.25%	129,359
2016	12.784264	13.390222	4.74%	90,870
2015	13.747250	12.784264	-7.00%	50,070
2014	12.912192	13.747250	6.47%	28,739
2013	10.068050	12.912192	28.25%	21,556
2012*	10.000000	10.068050	0.68%	8,800
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.873813	10.072568	2.01%	344,150
2016	9.786097	9.873813	0.90%	268,260
2015*	10.000000	9.786097	-2.14%	90,683
122

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	16.132183	20.699389	28.31%	12,257
2016	16.032659	16.132183	0.62%	16,778
2015	14.511535	16.032659	10.48%	14,322
2014	13.554874	14.511535	7.06%	19,950
2013	10.492598	13.554874	29.19%	15,379
2012	8.583266	10.492598	22.24%	4,548
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	9.134377	13.065464	43.04%	170,309
2016	8.128447	9.134377	12.38%	75,147
2015	7.869904	8.128447	3.29%	48,284
2014	7.291940	7.869904	7.93%	13,519
2013	5.456761	7.291940	33.63%	0
2012	4.640225	5.456761	17.60%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	10.060412	12.988931	29.11%	14,922
2016	10.925377	10.060412	-7.92%	15,725
2015	12.138000	10.925377	-9.99%	15,541
2014	13.991014	12.138000	-13.24%	9,482
2013	12.403811	13.991014	12.80%	2,202
2012	11.103975	12.403811	11.71%	321
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.714530	10.995094	26.17%	269,963
2016	7.309965	8.714530	19.21%	66,398
2015	9.264351	7.309965	-21.10%	28,423
2014	9.842810	9.264351	-5.88%	4,162
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.974307	10.225381	2.52%	240,190
2016*	10.000000	9.974307	-0.26%	62,669
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.500207	16.834036	24.69%	56,038
2016	12.571407	13.500207	7.39%	40,451
2015	13.016285	12.571407	-3.42%	29,248
2014	14.256165	13.016285	-8.70%	13,279
2013	10.228022	14.256165	39.38%	5,727
2012*	10.000000	10.228022	2.28%	813
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	28.902784	33.477297	15.83%	190,688
2016	25.736921	28.902784	12.30%	85,841
2015	26.321762	25.736921	-2.22%	50,727
2014	24.199527	26.321762	8.77%	22,988
2013	18.081786	24.199527	33.83%	8,567
2012	15.809554	18.081786	14.37%	1,166
123

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.127752	20.188010	25.18%	397,946
2016	15.735157	16.127752	2.50%	183,314
2015	14.994719	15.735157	4.94%	102,603
2014	15.022071	14.994719	-0.18%	59,289
2013	11.924574	15.022071	25.98%	24,054
2012	10.421665	11.924574	14.42%	4,643
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.334432	10.369174	11.09%	33,978
2016	8.225852	9.334432	13.48%	12,109
2015*	10.000000	8.225852	-17.74%	1,611
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.884148	19.584804	16.00%	2,534
2016	15.410161	16.884148	9.57%	4,276
2015	16.818536	15.410161	-8.37%	4,549
2014	17.399171	16.818536	-3.34%	4,744
2013	13.362779	17.399171	30.21%	2,313
2012	11.040989	13.362779	21.03%	1,175
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.240682	27.015636	7.03%	85,629
2016	21.272530	25.240682	18.65%	39,784
2015	22.554556	21.272530	-5.68%	18,390
2014	20.232022	22.554556	11.48%	11,166
2013	15.567756	20.232022	29.96%	9,837
2012	13.782314	15.567756	12.95%	2,668
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.743451	17.993503	14.29%	12,580,392
2016	14.633287	15.743451	7.59%	7,702,807
2015	14.681544	14.633287	-0.33%	3,346,991
2014	14.167869	14.681544	3.63%	1,994,380
2013	11.643296	14.167869	21.68%	1,187,289
2012	10.194744	11.643296	14.21%	304,819
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.755127	11.975369	1.87%	20,465,277
2016	11.602023	11.755127	1.32%	10,312,932
2015	11.782059	11.602023	-1.53%	3,729,597
2014	11.371131	11.782059	3.61%	1,978,251
2013	11.825276	11.371131	-3.84%	1,144,708
2012	11.414478	11.825276	3.60%	250,812
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.147843	20.874217	29.27%	462,541
2016	16.329379	16.147843	-1.11%	316,021
2015	15.528434	16.329379	5.16%	228,764
2014	15.449373	15.528434	0.51%	184,849
2013	12.167775	15.449373	26.97%	101,747
2012	10.098071	12.167775	20.50%	25,077
124

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.791655	21.181094	26.14%	817,529
2016	15.598415	16.791655	7.65%	439,967
2015	14.849473	15.598415	5.04%	288,838
2014	13.922005	14.849473	6.66%	205,989
2013	10.882845	13.922005	27.93%	79,232
2012	9.392119	10.882845	15.87%	26,672
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.749250	17.750206	20.35%	12,022,456
2016	13.451569	14.749250	9.65%	7,790,011
2015	13.482238	13.451569	-0.23%	3,394,111
2014	12.392386	13.482238	8.79%	2,069,103
2013	9.442516	12.392386	31.24%	1,322,792
2012	8.172677	9.442516	15.54%	365,930
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	27.366799	31.789982	16.16%	510,092
2016	23.582043	27.366799	16.05%	22,887
2015	25.557890	23.582043	-7.73%	19,930
2014	23.772500	25.557890	7.51%	12,326
2013	17.801528	23.772500	33.54%	6,007
2012	15.263091	17.801528	16.63%	1,610
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.430999	11.024698	16.90%	3,667,719
2016	9.278864	9.430999	1.64%	1,986,762
2015*	10.000000	9.278864	-7.21%	523,118
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	23.242121	24.490898	5.37%	19,916
2016	20.627332	23.242121	12.68%	12,086
2015	21.458525	20.627332	-3.87%	11,690
2014	21.200477	21.458525	1.22%	6,138
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.384844	17.713896	23.14%	59,324
2016	12.835420	14.384844	12.07%	6,655
2015	13.161469	12.835420	-2.48%	3,081
2014	12.513978	13.161469	5.17%	3,271
2013	8.833333	12.513978	41.67%	5,335
2012	7.660316	8.833333	15.31%	2,921
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.179428	18.902283	16.83%	176,445
2016	14.887031	16.179428	8.68%	128,945
2015	15.146489	14.887031	-1.71%	98,922
2014	13.886551	15.146489	9.07%	64,594
2013	10.154564	13.886551	36.75%	54,806
2012	9.237127	10.154564	9.93%	53,487
125

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.319781	15.750078	18.25%	37,447
2016	12.453193	13.319781	6.96%	34,892
2015	12.842453	12.453193	-3.03%	33,766
2014	12.451663	12.842453	3.14%	27,369
2013	9.743653	12.451663	27.79%	3,433
2012	8.499356	9.743653	14.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.979469	14.355133	10.60%	3,952,655
2016	12.392966	12.979469	4.73%	3,105,985
2015	12.690633	12.392966	-2.35%	2,285,262
2014	12.327993	12.690633	2.94%	1,951,736
2013	10.893639	12.327993	13.17%	1,405,768
2012	9.938199	10.893639	9.61%	585,301
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.342302	15.250834	14.30%	169,558
2016	12.595360	13.342302	5.93%	118,478
2015	12.933092	12.595360	-2.61%	86,082
2014	12.515531	12.933092	3.34%	83,938
2013	10.458384	12.515531	19.67%	41,140
2012	9.324356	10.458384	12.16%	30,740
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.103767	12.706472	4.98%	1,132,976
2016	11.722026	12.103767	3.26%	784,831
2015	11.964218	11.722026	-2.02%	483,762
2014	11.730417	11.964218	1.99%	352,676
2013	11.326218	11.730417	3.57%	246,452
2012	10.675245	11.326218	6.10%	75,861
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.753745	12.181625	13.28%	5,277,097
2016	10.321485	10.753745	4.19%	4,665,667
2015	10.926615	10.321485	-5.54%	3,683,057
2014	10.825854	10.926615	0.93%	2,621,775
2013*	10.000000	10.825854	8.26%	572,308
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.759508	12.509431	16.26%	11,487,390
2016	10.263252	10.759508	4.84%	9,414,585
2015	10.931527	10.263252	-6.11%	8,240,409
2014	10.964383	10.931527	-0.30%	6,262,802
2013*	10.000000	10.964383	9.64%	1,997,844
126

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.194055	14.842214	12.49%	1,938,568
2016	12.523394	13.194055	5.36%	1,700,811
2015	12.825049	12.523394	-2.35%	1,618,758
2014	12.426087	12.825049	3.21%	1,379,738
2013	10.686963	12.426087	16.27%	1,321,765
2012	9.636061	10.686963	10.91%	189,109
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.279313	15.475540	16.54%	141,745
2016	12.504478	13.279313	6.20%	100,046
2015	12.863113	12.504478	-2.79%	67,814
2014	12.463956	12.863113	3.20%	5,491
2013	10.161260	12.463956	22.66%	1,972
2012	8.984882	10.161260	13.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.780176	13.861507	8.46%	1,020,058
2016	12.215391	12.780176	4.62%	886,741
2015	12.509532	12.215391	-2.35%	718,452
2014	12.177203	12.509532	2.73%	561,070
2013	11.091106	12.177203	9.79%	442,530
2012	10.211873	11.091106	8.61%	166,105
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.508297	12.862143	2.83%	96,546
2016	12.068542	12.508297	3.64%	41,445
2015	12.336118	12.068542	-2.17%	29,158
2014	11.939941	12.336118	3.32%	20,041
2013	12.360305	11.939941	-3.40%	13,379
2012	11.651623	12.360305	6.08%	2,450
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.387989	13.712184	2.42%	74,484
2016	13.125979	13.387989	2.00%	58,631
2015	13.368004	13.125979	-1.81%	44,430
2014	12.913677	13.368004	3.52%	31,003
2013	13.357432	12.913677	-3.32%	7,411
2012	12.634477	13.357432	5.72%	2,330
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.129861	14.113893	16.36%	21,261
2016	11.032835	12.129861	9.94%	4,146
2015	11.542787	11.032835	-4.42%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.666589	13.108147	12.36%	24,154
2016	10.866903	11.666589	7.36%	0
2015	11.207456	10.866903	-3.04%	0
127

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	26.176121	36.487247	39.39%	35,713
2016	24.674670	26.176121	6.08%	14,509
2015	29.844449	24.674670	-17.32%	13,653
2014	32.075590	29.844449	-6.96%	8,316
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2017	56.618635	57.049401	0.76%	6,992
2016	56.940028	56.618635	-0.56%	5,966
2015	57.752811	56.940028	-1.41%	1,864
2014	55.956777	57.752811	3.21%	678
2013	59.090227	55.956777	-5.30%	0
2012	58.094578	59.090227	1.71%	139
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2017	56.768565	57.200468	0.76%	4,973
2016	57.090816	56.768565	-0.56%	1,489
2015	57.905756	57.090816	-1.41%	939
2014	56.104961	57.905756	3.21%	127
2013	59.246711	56.104961	-5.30%	90
2012	58.248425	59.246711	1.71%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	25.634244	25.408539	-0.88%	365,506
2016	25.968963	25.634244	-1.29%	240,800
2015	26.310999	25.968963	-1.30%	105,478
2014	26.657539	26.310999	-1.30%	60,169
2013	27.008645	26.657539	-1.30%	110,758
2012	27.365352	27.008645	-1.30%	7,053
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.479950	10.636178	25.43%	146,321
2016	8.537229	8.479950	-0.67%	43,723
2015	8.937541	8.537229	-4.48%	27,229
2014	9.120905	8.937541	-2.01%	12,938
2013	7.860500	9.120905	16.03%	6,382
2012	6.911842	7.860500	13.73%	3,521
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.504772	11.675954	22.84%	140,509
2016	9.579509	9.504772	-0.78%	33,139
2015	9.842403	9.579509	-2.67%	35,097
2014	10.629783	9.842403	-7.41%	2,619
2013	8.899785	10.629783	19.44%	951
2012	7.628054	8.899785	16.67%	609
128

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.446358	23.900613	16.89%	63,485
2016	18.923306	20.446358	8.05%	53,227
2015	19.365849	18.923306	-2.29%	20,506
2014	18.689197	19.365849	3.62%	0
2013	14.880689	18.689197	25.59%	0
2012	13.008386	14.880689	14.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.062681	17.619165	9.69%	3,290,748
2016	15.308822	16.062681	4.92%	2,716,429
2015	15.537445	15.308822	-1.47%	1,562,978
2014	15.051921	15.537445	3.23%	1,075,665
2013	13.445256	15.051921	11.95%	821,850
2012	12.453829	13.445256	7.96%	366,605
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.530018	20.998256	13.32%	133,538
2016	17.424857	18.530018	6.34%	88,891
2015	17.748766	17.424857	-1.82%	83,629
2014	17.091735	17.748766	3.84%	42,402
2013	14.491720	17.091735	17.94%	16,794
2012	13.080661	14.491720	10.79%	3,129
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.436880	15.059473	4.31%	1,089,769
2016	14.028384	14.436880	2.91%	753,692
2015	14.175624	14.028384	-1.04%	406,783
2014	13.824513	14.175624	2.54%	340,755
2013	13.361029	13.824513	3.47%	240,936
2012	12.871264	13.361029	3.81%	165,253
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.741921	12.090316	12.55%	3,904,399
2016	10.295392	10.741921	4.34%	3,646,389
2015	10.780413	10.295392	-4.50%	2,926,549
2014	10.660597	10.780413	1.12%	1,738,429
2013*	10.000000	10.660597	6.61%	370,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.800929	12.469311	15.45%	10,365,571
2016	10.231625	10.800929	5.56%	8,463,497
2015	10.793271	10.231625	-5.20%	6,137,666
2014	10.749073	10.793271	0.41%	3,689,893
2013*	10.000000	10.749073	7.49%	958,973
129

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.043956	20.112294	11.46%	1,736,561
2016	17.062222	18.043956	5.75%	1,608,337
2015	17.344999	17.062222	-1.63%	1,254,941
2014	16.707801	17.344999	3.81%	837,879
2013	14.514442	16.707801	15.11%	841,469
2012	13.271179	14.514442	9.37%	101,242
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.585756	22.556159	15.17%	133,480
2016	18.291615	19.585756	7.08%	80,210
2015	18.668782	18.291615	-2.02%	101,745
2014	18.021349	18.668782	3.59%	53,034
2013	14.919941	18.021349	20.79%	14,825
2012	13.288387	14.919941	12.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.505393	17.792058	7.80%	731,591
2016	15.819996	16.505393	4.33%	643,514
2015	16.033270	15.819996	-1.33%	433,209
2014	15.509387	16.033270	3.38%	229,462
2013	14.221146	15.509387	9.06%	155,446
2012	13.336642	14.221146	6.63%	46,050
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.681032	29.701051	25.42%	93,969
2016	23.220151	23.681032	1.98%	62,498
2015	22.443641	23.220151	3.46%	6,727
2014	20.945809	22.443641	7.15%	1,702
2013	15.571403	20.945809	34.51%	1,301
2012	13.322678	15.571403	16.88%	921
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.280032	11.927824	16.03%	19,687,801
2016	9.594931	10.280032	7.14%	12,240,165
2015	9.944781	9.594931	-3.52%	6,279,058
2014*	10.000000	9.944781	-0.55%	1,483,205
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.887163	13.077557	20.12%	5,104,203
2016	10.023328	10.887163	8.62%	2,416,361
2015	10.140998	10.023328	-1.16%	485,836
2014*	10.000000	10.140998	1.41%	182,241
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	31.274224	35.739647	14.28%	194,960
2016	26.340668	31.274224	18.73%	49,711
2015	27.381525	26.340668	-3.80%	12,250
2014	25.353753	27.381525	8.00%	6,679
2013	19.306983	25.353753	31.32%	2,129
2012	16.652215	19.306983	15.94%	822
130

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	18.428083	19.340795	4.95%	211,616
2016	17.184248	18.428083	7.24%	167,798
2015	17.928782	17.184248	-4.15%	125,383
2014	17.485835	17.928782	2.53%	48,925
2013	17.917617	17.485835	-2.41%	34,134
2012	16.173014	17.917617	10.79%	7,293
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.233039	12.679636	23.91%	54,221
2016	10.630202	10.233039	-3.74%	17,646
2015	10.841177	10.630202	-1.95%	13,531
2014	11.134515	10.841177	-2.63%	6,547
2013	9.317313	11.134515	19.50%	5,465
2012	8.171995	9.317313	14.02%	1,902
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	15.295523	18.499408	20.95%	47,215
2016	14.761123	15.295523	3.62%	27,859
2015	15.800174	14.761123	-6.58%	15,762
2014	17.723427	15.800174	-10.85%	12,201
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.830376	19.011865	28.20%	97,827
2016	14.732003	14.830376	0.67%	59,903
2015	14.473087	14.732003	1.79%	47,307
2014	13.312694	14.473087	8.72%	28,082
2013	10.034666	13.312694	32.67%	9,805
2012	8.754200	10.034666	14.63%	4,186
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.998075	16.929698	12.88%	56,709
2016	13.094066	14.998075	14.54%	48,169
2015	13.738665	13.094066	-4.69%	42,578
2014	12.626278	13.738665	8.81%	23,368
2013	9.474025	12.626278	33.27%	15,559
2012	8.163084	9.474025	16.06%	3,906
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.930349	18.792777	25.87%	68,857
2016	14.262772	14.930349	4.68%	22,208
2015	14.500762	14.262772	-1.64%	16,796
2014	14.164867	14.500762	2.37%	4,345
2013	10.354080	14.164867	36.80%	2,778
2012	9.150703	10.354080	13.15%	175
131

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.404857	21.803904	12.36%	35,939
2016	16.718352	19.404857	16.07%	21,789
2015	17.441873	16.718352	-4.15%	14,171
2014	15.101350	17.441873	15.50%	3,926
2013	11.276879	15.101350	33.91%	1,520
2012	9.820513	11.276879	14.83%	141
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.610721	27.818148	23.03%	27,483
2016	21.199435	22.610721	6.66%	10,569
2015	21.365507	21.199435	-0.78%	4,062
2014	21.111083	21.365507	1.21%	1,801
2013	14.858613	21.111083	42.08%	221
2012	13.311867	14.858613	11.62%	284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	37.047779	39.768314	7.34%	22,721
2016	29.880711	37.047779	23.99%	15,097
2015	32.306150	29.880711	-7.51%	12,043
2014	30.657604	32.306150	5.38%	7,727
2013	22.182797	30.657604	38.20%	5,600
2012	18.682235	22.182797	18.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	33.735956	37.693760	11.73%	10,352
2016	27.891337	33.735956	20.95%	4,571
2015	28.804598	27.891337	-3.17%	3,492
2014	29.022648	28.804598	-0.75%	1,693
2013	20.921043	29.022648	38.72%	1,643
2012	18.396109	20.921043	13.73%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.719555	26.964991	18.69%	9,008
2016	20.707448	22.719555	9.72%	5,482
2015	20.842235	20.707448	-0.65%	481
2014	18.885193	20.842235	10.36%	510
2013	14.629438	18.885193	29.09%	579
2012	13.019696	14.629438	12.36%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.960929	14.626461	4.77%	113,155
2016	13.197146	13.960929	5.79%	86,798
2015	14.173227	13.197146	-6.89%	51,402
2014	11.165751	14.173227	26.93%	24,451
2013	11.015389	11.165751	1.37%	11,201
2012	9.656214	11.015389	14.08%	2,749
132

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.303136	17.114133	19.65%	1,441,695
2016	13.008544	14.303136	9.95%	680,848
2015	13.056769	13.008544	-0.37%	295,071
2014	11.698844	13.056769	11.61%	153,675
2013*	10.000000	11.698844	16.99%	42,319
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.494294	10.521816	0.26%	286,855
2016	10.373648	10.494294	1.16%	235,695
2015	10.546244	10.373648	-1.64%	169,786
2014	10.632633	10.546244	-0.81%	107,700
2013	10.761332	10.632633	-1.20%	44,043
2012	10.532312	10.761332	2.17%	12,414
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.528012	16.373188	12.70%	272,585
2016	12.177331	14.528012	19.30%	67,624
2015	12.970958	12.177331	-6.12%	28,556
2014	12.569682	12.970958	3.19%	13,679
2013*	10.000000	12.569682	25.70%	3,233
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.072567	17.045717	21.13%	136,932
2016	14.100165	14.072567	-0.20%	90,988
2015	14.866112	14.100165	-5.15%	56,782
2014	16.397851	14.866112	-9.34%	25,131
2013	13.833939	16.397851	18.53%	14,261
2012	11.723024	13.833939	18.01%	4,640
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.712003	11.655897	8.81%	6,475
2016	10.256266	10.712003	4.44%	6,368
2015	10.911782	10.256266	-6.01%	6,344
2014	10.765876	10.911782	1.36%	5,061
2013	10.149856	10.765876	6.07%	0
2012*	10.000000	10.149856	1.50%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.833490	12.546719	15.81%	5,935
2016	10.438065	10.833490	3.79%	6,897
2015	11.670056	10.438065	-10.56%	17,037
2014	11.720156	11.670056	-0.43%	12,406
2013	10.268646	11.720156	14.14%	0
2012*	10.000000	10.268646	2.69%	0
133

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	11.067000	12.410889	12.14%	1,199
2016	10.593205	11.067000	4.47%	1,270
2015	11.500049	10.593205	-7.89%	9,716
2014	11.367494	11.500049	1.17%	9,548
2013	10.286304	11.367494	10.51%	0
2012*	10.000000	10.286304	2.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.790304	37.392688	34.55%	34,749
2016	28.199623	27.790304	-1.45%	17,260
2015	27.558987	28.199623	2.32%	13,976
2014	27.359465	27.558987	0.73%	11,889
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.827918	11.017781	24.81%	287,165
2016	9.193527	8.827918	-3.98%	141,535
2015	9.034020	9.193527	1.77%	72,760
2014*	10.000000	9.034020	-9.66%	12,083
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.834807	28.590750	15.12%	56,033
2016	22.606814	24.834807	9.86%	41,271
2015	22.214411	22.606814	1.77%	22,425
2014	20.386676	22.214411	8.97%	14,799
2013	15.714632	20.386676	29.73%	9,456
2012	13.654221	15.714632	15.09%	2,164
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	36.038505	40.519431	12.43%	28,463
2016	31.028490	36.038505	16.15%	23,673
2015	33.477218	31.028490	-7.31%	10,858
2014	30.377745	33.477218	10.20%	6,236
2013	21.886628	30.377745	38.80%	4,713
2012	18.845528	21.886628	16.14%	2,444
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.396674	11.634778	11.91%	57,644
2016	9.329288	10.396674	11.44%	39,006
2015	10.408498	9.329288	-10.37%	27,513
2014	10.497838	10.408498	-0.85%	23,881
2013	10.624494	10.497838	-1.19%	13,819
2012*	10.000000	10.624494	6.24%	6,668
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.867279	10.691884	8.36%	48,401
2016	8.830153	9.867279	11.75%	26,557
2015	9.163182	8.830153	-3.63%	14,825
2014	9.155270	9.163182	0.09%	1,299
134

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.080258	12.110606	9.30%	28,911
2016	10.909064	11.080258	1.57%	16,866
2015	11.907130	10.909064	-8.38%	6,377
2014	12.027758	11.907130	-1.00%	6,548
2013	13.042689	12.027758	-7.78%	3,754
2012	12.557857	13.042689	3.86%	3,178
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.455698	11.448769	-0.06%	844,354
2016	11.456652	11.455698	-0.01%	672,437
2015	11.583367	11.456652	-1.09%	516,821
2014	11.648781	11.583367	-0.56%	217,395
2013	11.829684	11.648781	-1.53%	155,968
2012	11.334165	11.829684	4.37%	28,993
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.114803	10.213804	0.98%	127,393
2016*	10.000000	10.114803	1.15%	41,066
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.775420	11.148048	3.46%	684,577
2016	10.642012	10.775420	1.25%	441,254
2015	10.746116	10.642012	-0.97%	287,262
2014	10.452058	10.746116	2.81%	204,072
2013	10.811694	10.452058	-3.33%	180,230
2012	10.004024	10.811694	8.07%	80,529
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	17.530889	21.903042	24.94%	11,648
2016	18.207858	17.530889	-3.72%	5,162
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.959682	35.133185	25.66%	106,958
2016	31.726679	27.959682	-11.87%	57,967
2015	28.580474	31.726679	11.01%	40,102
2014	22.066684	28.580474	29.52%	33,093
2013	14.854028	22.066684	48.56%	18,648
2012	11.488675	14.854028	29.29%	2,290
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.746583	7.495412	-3.24%	82,651
2016	5.472537	7.746583	41.55%	46,304
2015	8.353783	5.472537	-34.49%	43,796
2014	10.494193	8.353783	-20.40%	30,539
2013	9.639938	10.494193	8.86%	21,273
2012*	10.000000	9.639938	-3.60%	8,412
135

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.340346	30.237241	24.23%	43,524
2016	22.887061	24.340346	6.35%	34,712
2015	23.876779	22.887061	-4.15%	25,658
2014	24.654228	23.876779	-3.15%	14,080
2013	16.626985	24.654228	48.28%	6,351
2012	15.617243	16.626985	6.47%	1,029
136

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.677377	11.865956	11.13%	0
2016	10.626381	10.677377	0.48%	0
2015	11.076528	10.626381	-4.06%	0
2014	10.935555	11.076528	1.29%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	30.460764	33.415361	9.70%	0
2016	25.110173	30.460764	21.31%	0
2015	27.393485	25.110173	-8.34%	0
2014	25.868447	27.393485	5.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.171566	11.258355	0.78%	0
2016	11.009467	11.171566	1.47%	0
2015	11.613316	11.009467	-5.20%	0
2014	11.566206	11.613316	0.41%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	23.337735	25.287772	8.36%	0
2016	19.563573	23.337735	19.29%	0
2015	20.450229	19.563573	-4.34%	0
2014	18.100019	20.450229	12.98%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	10.956434	12.227365	11.60%	0
2016	10.506854	10.956434	4.28%	0
2015	10.926622	10.506854	-3.84%	0
2014	10.923671	10.926622	0.03%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.907199	12.351177	13.24%	0
2016	9.667886	10.907199	12.82%	0
2015*	10.000000	9.667886	-3.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.655098	15.093503	10.53%	0
2016	13.532429	13.655098	0.91%	0
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.008784	10.417973	4.09%	0
2016	9.126400	10.008784	9.67%	0
2015*	10.000000	9.126400	-8.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.656697	9.688002	0.32%	0
2016	9.695667	9.656697	-0.40%	0
2015*	10.000000	9.695667	-3.04%	0
137

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.104214	1.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.403341	15.647493	8.64%	0
2016	11.303249	14.403341	27.43%	0
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.437326	12.790257	11.83%	0
2016	10.213214	11.437326	11.99%	0
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	31.316331	34.217833	9.27%	0
2016	25.623449	31.316331	22.22%	0
2015	26.990440	25.623449	-5.06%	0
2014	26.415125	26.990440	2.18%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	20.576755	24.245424	17.83%	0
2016	18.994577	20.576755	8.33%	0
2015	19.373524	18.994577	-1.96%	0
2014	17.622288	19.373524	9.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	17.511645	21.620713	23.46%	0
2016	16.736985	17.511645	4.63%	0
2015	17.699491	16.736985	-5.44%	0
2014	16.887578	17.699491	4.81%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.998641	10.054026	0.55%	0
2016	9.441256	9.998641	5.90%	0
2015	9.810564	9.441256	-3.76%	0
2014*	10.000000	9.810564	-1.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.190725	14.463370	9.65%	0
2016	12.895190	13.190725	2.29%	0
2015	13.337429	12.895190	-3.32%	0
2014	13.167149	13.337429	1.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	13.760823	15.551817	13.02%	0
2016	13.379710	13.760823	2.85%	0
2015	13.828646	13.379710	-3.25%	0
2014	13.601967	13.828646	1.67%	0
138

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.427091	16.926637	17.33%	0
2016	13.952216	14.427091	3.40%	0
2015	14.430605	13.952216	-3.32%	0
2014	14.174006	14.430605	1.81%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.330169	11.660184	12.88%	0
2016*	10.000000	10.330169	3.30%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.031245	14.205998	-5.49%	0
2016	11.582343	15.031245	29.78%	0
2015	15.036702	11.582343	-22.97%	0
2014	17.734410	15.036702	-15.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	19.324148	21.161009	9.51%	0
2016	16.888367	19.324148	14.42%	0
2015	18.143970	16.888367	-6.92%	0
2014	17.207514	18.143970	5.44%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.148777	12.637880	13.36%	0
2016*	10.000000	11.148777	11.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	19.418351	25.448663	31.05%	0
2016	19.866938	19.418351	-2.26%	0
2015	19.119173	19.866938	3.91%	0
2014	17.718577	19.119173	7.90%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	11.565279	11.691130	1.09%	2,611
2016	11.387571	11.565279	1.56%	2,611
2015	11.816038	11.387571	-3.63%	2,611
2014	11.509795	11.816038	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	31.993858	37.488023	17.17%	0
2016	29.406670	31.993858	8.80%	0
2015	30.754840	29.406670	-4.38%	0
2014	29.840967	30.754840	3.06%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	17.088676	21.593300	26.36%	0
2016	18.557280	17.088676	-7.91%	0
2015	18.482697	18.557280	0.40%	0
139

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.467333	12.482486	8.85%	0
2016	10.422914	11.467333	10.02%	0
2015	11.433662	10.422914	-8.84%	0
2014	11.437321	11.433662	-0.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.461406	14.351392	6.61%	1,614
2016	12.144873	13.461406	10.84%	1,614
2015	13.443157	12.144873	-9.66%	1,614
2014	13.220200	13.443157	1.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	29.035427	31.231221	7.56%	0
2016	22.943148	29.035427	26.55%	0
2015	25.486989	22.943148	-9.98%	0
2014	26.072543	25.486989	-2.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.209968	9.125211	-0.92%	0
2016	9.204062	9.209968	0.06%	0
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.478819	11.521867	9.95%	0
2016	10.331661	10.478819	1.42%	0
2015	11.285884	10.331661	-8.46%	0
2014	11.170283	11.285884	1.03%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.554884	9.629384	0.78%	0
2016	9.877135	9.554884	-3.26%	0
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.755461	14.216297	11.45%	0
2016	11.595568	12.755461	10.00%	0
2015	12.463181	11.595568	-6.96%	0
2014	12.309019	12.463181	1.25%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.245158	14.078455	14.97%	0
2016	12.928999	12.245158	-5.29%	0
2015	14.512924	12.928999	-10.91%	0
2014	15.761022	14.512924	-7.92%	0
140

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.689778	12.122322	3.70%	0
2016	10.350119	11.689778	12.94%	0
2015	11.389199	10.350119	-9.12%	0
2014	11.498254	11.389199	-0.95%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.467211	15.378860	23.35%	0
2016	12.086222	12.467211	3.15%	0
2015	13.197304	12.086222	-8.42%	0
2014	12.586962	13.197304	4.85%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.625113	9.670050	0.47%	0
2016	9.686401	9.625113	-0.63%	0
2015*	10.000000	9.686401	-3.14%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	25.556324	32.295093	26.37%	0
2016	25.789535	25.556324	-0.90%	0
2015	23.702893	25.789535	8.80%	0
2014	22.481949	23.702893	5.43%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.521570	21.865453	40.87%	0
2016	14.024685	15.521570	10.67%	0
2015	13.788145	14.024685	1.72%	0
2014	12.972649	13.788145	6.29%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	19.109080	24.298065	27.15%	0
2016	21.071553	19.109080	-9.31%	0
2015	23.772057	21.071553	-11.36%	0
2014	27.824520	23.772057	-14.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.536326	10.607223	24.26%	0
2016	7.270589	8.536326	17.41%	0
2015	9.356915	7.270589	-22.30%	0
2014*	10.000000	9.356915	-6.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.873826	9.968970	0.96%	0
2016*	10.000000	9.873826	-1.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.569598	15.436236	22.81%	0
2016	11.884934	12.569598	5.76%	0
2015	12.495492	11.884934	-4.89%	0
2014	13.897130	12.495492	-10.09%	0
141

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.624819	26.949526	14.07%	0
2016	21.360745	23.624819	10.60%	0
2015	22.183308	21.360745	-3.71%	0
2014	20.709429	22.183308	7.12%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.564225	17.954770	23.28%	0
2016	14.428295	14.564225	0.94%	0
2015	13.961494	14.428295	3.34%	0
2014	14.202803	13.961494	-1.70%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.099253	9.954803	9.40%	0
2016	8.141933	9.099253	11.76%	0
2015*	10.000000	8.141933	-18.58%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.363797	17.551348	14.24%	0
2016	14.238309	15.363797	7.90%	0
2015	15.779533	14.238309	-9.77%	0
2014	16.576352	15.779533	-4.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.445897	23.660353	5.41%	0
2016	19.208138	22.445897	16.86%	0
2015	20.680155	19.208138	-7.12%	0
2014	18.836864	20.680155	9.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.370906	15.050403	12.56%	0
2016	12.619269	13.370906	5.96%	0
2015	12.856279	12.619269	-1.84%	0
2014	12.597934	12.856279	2.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.983894	10.016813	0.33%	0
2016	10.005496	9.983894	-0.22%	0
2015	10.317560	10.005496	-3.02%	0
2014	10.111357	10.317560	2.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	13.714330	17.460016	27.31%	3,551
2016	14.081903	13.714330	-2.61%	3,551
2015	13.597858	14.081903	3.56%	3,551
2014	13.737430	13.597858	-1.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.260879	17.716362	24.23%	3,754
2016	13.451292	14.260879	6.02%	3,754
2015	13.003065	13.451292	3.45%	3,754
2014	12.379059	13.003065	5.04%	0
142

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.719713	15.075907	18.52%	4,260
2016	11.779077	12.719713	7.99%	4,260
2015	11.988163	11.779077	-1.74%	4,260
2014	11.189124	11.988163	7.14%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	20.397070	23.334892	14.40%	0
2016	17.846667	20.397070	14.29%	0
2015	19.640621	17.846667	-9.13%	0
2014	18.550540	19.640621	5.88%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.221629	10.616668	15.13%	0
2016	9.212477	9.221629	0.10%	0
2015*	10.000000	9.212477	-7.88%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	16.751427	17.384002	3.78%	0
2016	15.095570	16.751427	10.97%	0
2015	15.946289	15.095570	-5.33%	0
2014	15.997653	15.946289	-0.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.596897	15.277261	21.28%	0
2016	11.412987	12.596897	10.37%	0
2015	11.883536	11.412987	-3.96%	0
2014	11.473316	11.883536	3.58%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.168681	16.302438	15.06%	0
2016	13.237495	14.168681	7.03%	0
2015	13.676061	13.237495	-3.21%	0
2014	12.731911	13.676061	7.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.664376	13.583736	16.45%	0
2016	11.073299	11.664376	5.34%	0
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.366648	12.380933	8.92%	0
2016	11.020024	11.366648	3.15%	0
2015	11.458907	11.020024	-3.83%	0
2014	11.303253	11.458907	1.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.684297	13.153361	12.57%	0
2016	11.199906	11.684297	4.32%	0
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0
143

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.599860	10.959062	3.39%	0
2016	10.423517	10.599860	1.69%	0
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.166707	11.342191	11.56%	0
2016	9.908172	10.166707	2.61%	0
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.172106	11.647376	14.50%	0
2016	9.852239	10.172106	3.25%	0
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.554588	12.801049	10.79%	0
2016	11.136019	11.554588	3.76%	0
2015	11.580288	11.136019	-3.84%	0
2014	11.393201	11.580288	1.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.629035	13.347052	14.77%	0
2016	11.118998	11.629035	4.59%	0
2015	11.614469	11.118998	-4.27%	0
2014	11.427758	11.614469	1.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.192214	11.955261	6.82%	0
2016	10.862204	11.192214	3.04%	0
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.954271	11.093456	1.27%	0
2016	10.731772	10.954271	2.07%	0
2015	11.139016	10.731772	-3.66%	0
2014	10.947658	11.139016	1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.724704	11.826647	0.87%	0
2016	11.672135	11.724704	0.45%	0
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.295422	11.797965	14.59%	0
2016	9.508368	10.295422	8.28%	0
2015	10.101429	9.508368	-5.87%	0
144

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.040458	11.110194	10.65%	0
2016	9.496130	10.040458	5.73%	0
2015	9.944909	9.496130	-4.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	21.095014	28.959710	37.28%	0
2016	20.190887	21.095014	4.48%	0
2015	24.798604	20.190887	-18.58%	0
2014	27.064117	24.798604	-8.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.419336	10.339504	-0.77%	0
2016	10.639733	10.419336	-2.07%	0
2015	10.958173	10.639733	-2.91%	0
2014	10.781225	10.958173	1.64%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.840732	7.653907	-2.38%	0
2016	8.065353	7.840732	-2.79%	0
2015	8.297687	8.065353	-2.80%	0
2014	8.536715	8.297687	-2.80%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.425949	9.173144	23.53%	0
2016	7.591160	7.425949	-2.18%	0
2015	8.069825	7.591160	-5.93%	0
2014	8.362511	8.069825	-3.50%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.071918	9.765630	20.98%	0
2016	8.260578	8.071918	-2.28%	0
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.660670	22.634105	15.12%	0
2016	18.476085	19.660670	6.41%	0
2015	19.200033	18.476085	-3.77%	0
2014	18.815140	19.200033	2.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.283888	15.430631	8.03%	0
2016	13.822964	14.283888	3.33%	0
2015	14.245924	13.822964	-2.97%	0
2014	14.013733	14.245924	1.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.478180	18.390240	11.60%	0
2016	15.733797	16.478180	4.73%	0
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0
145

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	11.650222	11.968491	2.73%	0
2016	11.494770	11.650222	1.35%	0
2015	11.794682	11.494770	-2.54%	0
2014	11.680051	11.794682	0.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.155527	11.257151	10.85%	0
2016	9.883121	10.155527	2.76%	0
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.211311	11.610056	13.70%	0
2016	9.821915	10.211311	3.96%	0
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.869077	17.420168	9.77%	0
2016	15.236554	15.869077	4.15%	0
2015	15.728144	15.236554	-3.13%	0
2014	15.384138	15.728144	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.111804	20.542703	13.42%	0
2016	17.175295	18.111804	5.45%	0
2015	17.800016	17.175295	-3.51%	0
2014	17.447894	17.800016	2.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.822035	14.673779	6.16%	0
2016	13.451908	13.822035	2.75%	0
2015	13.843669	13.451908	-2.83%	0
2014	13.597992	13.843669	1.81%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.059052	26.012615	23.52%	0
2016	20.966938	21.059052	0.44%	0
2015	20.578521	20.966938	1.89%	0
2014	19.501541	20.578521	5.52%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.899476	11.312295	14.27%	0
2016	9.381897	9.899476	5.52%	0
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0
146

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.484178	12.402771	18.30%	0
2016	9.800798	10.484178	6.97%	0
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	29.416796	33.107800	12.55%	0
2016	25.157316	29.416796	16.93%	0
2015	26.555049	25.157316	-5.26%	0
2014	24.967964	26.555049	6.36%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	12.578949	13.001926	3.36%	0
2016	11.910382	12.578949	5.61%	0
2015	12.618235	11.910382	-5.61%	0
2014	12.496407	12.618235	0.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.961208	10.935593	22.03%	0
2016	9.452286	8.961208	-5.20%	0
2015	9.788724	9.452286	-3.44%	0
2014	10.208791	9.788724	-4.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.406597	14.778104	19.11%	0
2016	12.157400	12.406597	2.05%	0
2015	13.214157	12.157400	-8.00%	0
2014	15.051552	13.214157	-12.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.987504	16.397314	26.25%	0
2016	13.099864	12.987504	-0.86%	0
2015	13.068250	13.099864	0.24%	0
2014	12.205975	13.068250	7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.134034	14.601034	11.17%	0
2016	11.643087	13.134034	12.81%	0
2015	12.404860	11.643087	-6.14%	0
2014	11.576407	12.404860	7.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.074863	16.208025	23.96%	0
2016	12.682444	13.074863	3.09%	0
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	0
147

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	16.993522	18.805218	10.66%	0
2016	14.866063	16.993522	14.31%	0
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.982792	21.789290	21.17%	0
2016	17.119811	17.982792	5.04%	0
2015	17.520256	17.119811	-2.29%	0
2014	17.578827	17.520256	-0.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	28.548811	30.180901	5.72%	0
2016	23.380077	28.548811	22.11%	0
2015	25.668109	23.380077	-8.91%	0
2014	24.734204	25.668109	3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	26.566098	29.233041	10.04%	0
2016	22.301470	26.566098	19.12%	0
2015	23.387233	22.301470	-4.64%	0
2014	23.928023	23.387233	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	18.366062	21.467878	16.89%	0
2016	16.997039	18.366062	8.05%	0
2015	17.371725	16.997039	-2.16%	0
2014	15.983452	17.371725	8.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.225488	12.614290	3.18%	0
2016	11.734323	12.225488	4.19%	0
2015	12.796743	11.734323	-8.30%	0
2014	10.236747	12.796743	25.01%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.522520	15.935071	17.84%	0
2016	12.487782	13.522520	8.29%	0
2015	12.727521	12.487782	-1.88%	0
2014	11.579798	12.727521	9.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.190313	9.074752	-1.26%	0
2016	9.224476	9.190313	-0.37%	0
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	0
148

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.735105	15.245068	10.99%	0
2016	11.689805	13.735105	17.50%	0
2015	12.643898	11.689805	-7.55%	0
2014	12.441855	12.643898	1.62%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.513765	14.928047	19.29%	0
2016	12.731319	12.513765	-1.71%	0
2015	13.630211	12.731319	-6.59%	0
2014	15.266787	13.630211	-10.72%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	9.624876	10.314307	7.16%	0
2016	9.357187	9.624876	2.86%	0
2015	10.108932	9.357187	-7.44%	0
2014	10.127695	10.108932	-0.19%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	9.438986	10.766102	14.06%	0
2016	9.234388	9.438986	2.22%	0
2015	10.483731	9.234388	-11.92%	0
2014	10.691269	10.483731	-1.94%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	9.708171	10.722125	10.44%	0
2016	9.435536	9.708171	2.89%	0
2015	10.401438	9.435536	-9.29%	0
2014	10.440241	10.401438	-0.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	23.349709	30.942090	32.52%	0
2016	24.058317	23.349709	-2.95%	0
2015	23.874655	24.058317	0.77%	0
2014	24.067630	23.874655	-0.80%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.474714	10.416765	22.92%	0
2016	8.961504	8.474714	-5.43%	0
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	20.126805	22.819776	13.38%	0
2016	18.603051	20.126805	8.19%	0
2015	18.562254	18.603051	0.22%	0
2014	17.297860	18.562254	7.31%	0
149

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	28.892886	31.993179	10.73%	0
2016	25.258884	28.892886	14.39%	0
2015	27.673013	25.258884	-8.72%	0
2014	25.498415	27.673013	8.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.679949	10.668615	10.21%	0
2016	8.819760	9.679949	9.75%	0
2015	9.992002	8.819760	-11.73%	0
2014	10.233309	9.992002	-2.36%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.028052	10.701400	6.71%	0
2016	9.112124	10.028052	10.05%	0
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.852929	10.605935	7.64%	0
2016	9.849984	9.852929	0.03%	0
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.186790	10.026320	-1.58%	0
2016	10.344440	10.186790	-1.52%	0
2015	10.620254	10.344440	-2.60%	0
2014	10.845035	10.620254	-2.07%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.011643	9.956419	-0.55%	0
2016*	10.000000	10.011643	0.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.880298	10.067043	1.89%	0
2016	9.908150	9.880298	-0.28%	0
2015	10.159470	9.908150	-2.47%	0
2014	10.033962	10.159470	1.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.220103	17.497498	23.05%	0
2016	14.996571	14.220103	-5.18%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.249518	31.247083	23.75%	0
2016	29.092509	25.249518	-13.21%	0
2015	26.611947	29.092509	9.32%	0
2014	20.863569	26.611947	27.55%	0
150

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.211989	6.872416	-4.71%	0
2016	5.173250	7.211989	39.41%	0
2015	8.019157	5.173250	-35.49%	0
2014	10.229646	8.019157	-21.61%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	20.215442	24.732619	22.35%	0
2016	19.300950	20.215442	4.74%	0
2015	20.446471	19.300950	-5.60%	0
2014	21.438217	20.446471	-4.63%	0
151

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
152

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
153

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
154

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
155

•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
156

Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
157

Taxation of Lifetime Withdrawals Under the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option
While the tax treatment for withdrawals for benefits such as 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
158

•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified
159

plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number
160

of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
161

(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by
162

one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
163

•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
164

Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 2nd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$138,000
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 6th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 6th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,000
			$120,000
		=		$23,000
	The Current Income Benefit Base of $138,000 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $115,000.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 6th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667
	The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of $83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $118,333.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 2nd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 2nd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500
165

The subsequent purchase payment in the 2nd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $16,438.
PLUS
3.c)	Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $33,150.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 2nd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $167,921.
Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the Contract Owner's Current Income Benefit Base on the 6th Contract Anniversary would be $167,921.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 11th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$177,698
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$195,078
If a $20,000 Non-Lifetime Withdrawal is taken during the 11th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$177,698
		=		$25,262
	The Current Income Benefit Base of $224,450 is reduced by $25,262 resulting in the proportionally reduced Current Income Benefit Base of $199,188.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $195,078.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$177,698
		=		$11,255
166

	The Original Income Benefit Base of $100,000 is reduced by $11,255 resulting in the Adjusted Roll-up Income Benefit Base of $88,745. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $150,866.
PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$177,698
		=		$1,688
	The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,688 resulting in $13,312. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract Anniversary resulting in $21,699.
PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$177,698
		=		$3,377
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,377 resulting in $26,623 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).
	The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th Contract Anniversary with no roll-up equals $199,188.
Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit Base on the 12th Contract Anniversary would be $199,188.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
167

Appendix E: Nationwide Lifetime Income Capture Option
Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken on or before the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 2nd Option Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$137,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$138,000
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$123,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal (Current Income Benefit Base on the 4th Option Anniversary)**:	$138,250
Subsequent Purchase Payment halfway into the 5th Option Year and after the Non-Lifetime Withdrawal:	$ 2,000
Contract Value on 5th Option Anniversary**:	$122,000
Roll-up Interest Rate on the 5th Option Anniversary***:	5%
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Option Year, the Current Income Benefit Base on the 5th Option Anniversary will equal the greatest of:
1)	Contract Value on the Option Anniversary: here, the Contract Value on the Option Anniversary after the Non-Lifetime Withdrawal, the 5th Option Anniversary, is $122,000.
2)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 5th Option Anniversary, which is the greater of:
2.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non-Lifetime Withdrawal
Contract Value (on date of Non-Lifetime Withdrawal)
=	$20,000	X	$138,000
$137,000
=	$20,146
The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $138,000 is reduced by $20,146 resulting in $117,854.
OR
2.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $123,000.
Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $123,000.
3)	Roll-up Value: equal to the sum of the following calculations:
168

3.a)	Adjusted Current Income Benefit Base:
	Proportional Reduction to Current Income Benefit Base on 4th Option Anniversary	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base on the 4th Option Anniversary
Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,250
$137,000
		=		$20,182
The Current Income Benefit Base on the 4th Option Anniversary of $138,250 is reduced by $20,182 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $118,068.
PLUS
3.b)	Roll-up : the Roll-up Interest Rate on the 5th Option Anniversary multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for the Non-Lifetime Withdrawal) plus any subsequent purchase payments applied on or before the 4th Option Anniversary proportionally reduced for the Non-Lifetime Withdrawal:
		=	5% X [($100,000 – (($20,000/$137,000) X $100,000)) + ($15,000 – (($20,000/$137,000) X $15,000))]
		=	5% X [($100,000 – $14,599) + ($15,000 – $2,190)]
		=	5% X [$85,401 + $12,810]
		=	5% X $98,211
		=	$4,911
PLUS
3.c)	Subsequent Purchase Payments with Prorated Roll-up: The subsequent purchase payment in the 5th Option Year and after the Non-Lifetime Withdrawal of $2,000 plus a 5% roll-up prorated from the date of the subsequent purchase payment to the 5th Option Anniversary resulting in $2,050.
Here, the Roll-up Value (the sum of 3.a, $118,068, 3.b, $4,911, and 3.c, $2,050) on the 5th Option Anniversary would be $125,029.
Since the Roll-up Value of $125,029 is greater than the Contract Value on the Option Anniversary and the Monthly Option Anniversary Contract Value, the Contract Owner’s Current Income Benefit Base on the 5th Option Anniversary would be $125,029.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
***	Roll-up Interest Rate is hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Current Income Benefit Base on the 15th Option Anniversary:	$220,115
Subsequent Purchase Payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 16th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$270,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$267,050
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$270,115
Contract Value on 16th Option Anniversary**:	$257,100
169

Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:				$260,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 16th Option Year, the Current Income Benefit Base on the 16th Option Anniversary will equal the greatest of:
1)	Adjusted Current Income Benefit Base:
	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$270,115
			$270,000
		=		$20,009
	The Current Income Benefit Base of $270,115 immediately before the Non-Lifetime Withdrawal (the Current Income Benefit Base on the 15th Option Anniversary of $220,115 plus the subsequent purchase payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal of $50,000) is reduced by $20,009 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $250,106.
2)	Contract Value on the Option Anniversary: Here, the Contract Value on the current Option Anniversary, the 16th Option Anniversary, is $257,100.
3)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 16th Option Anniversary, which is the greater of:
3.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non- Lifetime WIthdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$267,050
			$270,000
		=		$19,781
	The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $267,050 is reduced by $19,781 resulting in $247,269.
OR
3.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $260,000.
	Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $260,000.
Since the Monthly Option Anniversary Contract Value of $260,000 is greater than the Adjusted Current Income Benefit Base and the Contract Value on the Option Anniversary, the Contract Owner's Current Income Benefit Base on the 16th Option Anniversary would be $260,000.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
170

Appendix F: Historical Rates and Percentages
This Appendix provides historical information related to the:
•	Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option;
•	Lifetime Withdrawal Percentages for the 7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider; and
•	Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option and the Joint Option for the Nationwide Lifetime Income Capture option.
For contracts with applications signed on or after May 1, 2018, rates and percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you.
Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option
For contracts with applications signed before November 1, 2017:
Interest Anniversary Rate
5%
For contracts with applications signed on or after November 1, 2017 and before May 1, 2018:
Interest Anniversary Rate
3%
7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider
	For contracts with applications signed on or after April 1, 2017 and before May 1, 2018		For contracts with applications signed on or after February 1, 2016 and before April 1, 2017		For contracts with applications signed on or after August 1, 2015 and before February 1, 2016
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.35%	3.10%	3.25%	3.00%	3.15%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%	4.15%	3.90%
65 through 74	5.35%	5.10%	5.25%	5.00%	5.15%	4.90%
75 through 80	5.85%	5.60%	5.75%	5.50%	5.65%	5.40%
81 and older	6.35%	6.10%	6.25%	6.00%	6.15%	5.90%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
171

7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider (continued)
	For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later) and for contracts with applications signed before August 1, 2015		For contracts issued before January 14, 2013, or the date of state approval (whichever is later)
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.00%	3.00%	3.00%	3.00%
59½ through 64	4.00%	3.75%	4.00%	3.50%
65 through 74	5.00%	4.75%	5.00%	4.50%
75 through 80
81 and older	6.00%	5.75%	6.00%	5.50%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option
Lifetime Withdrawal Percentages
	For contracts with applications signed on or after April 1, 2018 and before May 1, 2018		For contracts with applications signed on or after February 1, 2016 and before April 1, 2018
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
45 up to 59½	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
172

Lifetime Withdrawal Percentages (continued)
	For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
45 up to 59½	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.15%	3.90%	4.00%	3.75%
65 through 74	5.15%	4.90%	5.00%	4.75%
75 through 80	5.65%	5.40%	5.50%	5.25%
81 and older	6.15%	5.90%	6.00%	5.75%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Attained Age Lifetime Withdrawal Percentages
	For contracts with applications signed on or after April 1, 2018 and before May 1, 2018		For contracts with applications signed on or after February 1, 2016 and before April 1, 2018
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
45 up to 59½	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.
173

Attained Age Lifetime Withdrawal Percentages (continued)
	For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
45 up to 59½	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.15%	3.90%	4.00%	3.75%
65 through 74	5.15%	4.90%	5.00%	4.75%
75 through 80	5.65%	5.40%	5.50%	5.25%
81 and older	6.15%	5.90%	6.00%	5.75%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.
174

Nationwide DestinationSM Navigator 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2018. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $236 billion as of December 31, 2017.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.30% of the initial purchase payment amount and 0.05% of the Contract Value beginning in the second contract year for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2017. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2017; therefore, no Condensed Financial Information is available:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.467817	12.940400	12.84%	8,162
2016	11.240100	11.467817	2.03%	10,256
2015	11.538145	11.240100	-2.58%	11,558
2014	11.218186	11.538145	2.85%	7,650
2013	10.154217	11.218186	10.48%	5,858
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	39.309596	43.785793	11.39%	46,953
2016	31.913697	39.309596	23.17%	22,942
2015	34.286334	31.913697	-6.92%	16,378
2014	31.885431	34.286334	7.53%	11,831
2013	23.471632	31.885431	35.85%	5,100
2012	20.073992	23.471632	16.93%	434
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.842269	14.164466	2.33%	311,567
2016	13.434656	13.842269	3.03%	139,400
2015	13.956063	13.434656	-3.74%	78,564
2014	13.688194	13.956063	1.96%	52,979
2013	15.153413	13.688194	-9.67%	42,401
2012	14.297491	15.153413	5.99%	10,563
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	27.901210	30.697596	10.02%	97,624
2016	23.034724	27.901210	21.13%	68,334
2015	23.712676	23.034724	-2.86%	37,979
2014	20.668691	23.712676	14.73%	26,247
2013	16.120711	20.668691	28.21%	13,662
2012	14.053082	16.120711	14.71%	2,908

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	12.647148	14.331272	13.32%	4,102,135
2016	11.944428	12.647148	5.88%	4,153,842
2015	12.232829	11.944428	-2.36%	4,251,261
2014	12.043635	12.232829	1.57%	4,450,308
2013	10.119675	12.043635	19.01%	2,169,909
2012*	10.000000	10.119675	1.20%	107,413
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.189017	12.865168	14.98%	2,566,578
2016	9.767409	11.189017	14.55%	2,035,252
2015*	10.000000	9.767409	-2.33%	572,087
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.355712	17.234356	12.23%	364,866
2016	14.987145	15.355712	2.46%	288,451
2015	15.338093	14.987145	-2.29%	262,590
2014	15.245537	15.338093	0.61%	209,577
2013	13.500145	15.245537	12.93%	71,496
2012	12.438632	13.500145	8.53%	1,979
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.267397	10.851641	5.69%	97,673
2016	9.220316	10.267397	11.36%	32,648
2015*	10.000000	9.220316	-7.80%	13,928
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.906199	10.091257	1.87%	4,170,024
2016	9.795436	9.906199	1.13%	2,024,723
2015*	10.000000	9.795436	-2.05%	572,547
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.207291	2.07%	12,132
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.234886	16.805473	10.31%	107,485
2016	11.774721	15.234886	29.39%	39,831
2015	12.754025	11.774721	-7.68%	17,342
2014	12.234599	12.754025	4.25%	13,833
2013*	10.000000	12.234599	22.35%	2,240
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.913823	13.528043	13.55%	88,189
2016	10.477534	11.913823	13.71%	66,477
2015	10.889543	10.477534	-3.78%	43,720
2014*	10.000000	10.889543	8.90%	14,881

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	29.794920	33.056317	10.95%	390
2016	24.009353	29.794920	24.10%	401
2015	24.905780	24.009353	-3.60%	446
2014	24.004434	24.905780	3.75%	389
2013	17.283516	24.004434	38.89%	391
2012	15.129971	17.283516	14.23%	123
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.551563	30.570161	19.64%	1,595
2016	23.229494	25.551563	10.00%	1,681
2015	23.332829	23.229494	-0.44%	1,809
2014	20.901224	23.332829	11.63%	1,797
2013	16.078646	20.901224	29.99%	2,010
2012	14.107815	16.078646	13.97%	1,304
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.305902	26.709719	25.36%	25,025
2016	20.054835	21.305902	6.24%	29,440
2015	20.885783	20.054835	-3.98%	24,279
2014	19.624877	20.885783	6.43%	7,021
2013	16.456156	19.624877	19.26%	4,250
2012	15.138702	16.456156	8.70%	2,166
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.506066	10.726834	2.10%	128,729
2016	9.770039	10.506066	7.53%	46,011
2015	9.997926	9.770039	-2.28%	2,486
2014	10.071973	9.997926	-0.74%	1,768
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	15.770077	17.557547	11.33%	624,915
2016	15.183111	15.770077	3.87%	419,633
2015	15.465121	15.183111	-1.82%	242,711
2014	15.035641	15.465121	2.86%	125,572
2013	13.457741	15.035641	11.72%	78,562
2012	12.219959	13.457741	10.13%	17,583
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	16.451831	18.879025	14.75%	63,815
2016	15.753781	16.451831	4.43%	52,098
2015	16.034880	15.753781	-1.75%	50,264
2014	15.532319	16.034880	3.24%	32,732
2013	13.609100	15.532319	14.13%	18,825
2012	12.194817	13.609100	11.60%	4,932

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	17.248537	20.548096	19.13%	73,549
2016	16.427999	17.248537	4.99%	56,689
2015	16.732995	16.427999	-1.82%	46,870
2014	16.185651	16.732995	3.38%	15,030
2013	13.507103	16.185651	19.83%	2,759
2012	11.881588	13.507103	13.68%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.435271	11.959964	14.61%	6,516,737
2016*	10.000000	10.435271	4.35%	2,068,492
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.972726	17.247402	-4.04%	100,056
2016	13.638889	17.972726	31.78%	49,927
2015	17.436911	13.638889	-21.78%	31,409
2014	20.252144	17.436911	-13.90%	23,589
2013	16.528028	20.252144	22.53%	18,332
2012	15.989239	16.528028	3.37%	2,081
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.033057	26.722306	11.19%	194,895
2016	20.685487	24.033057	16.18%	174,507
2015	21.885542	20.685487	-5.48%	146,722
2014	20.440533	21.885542	7.07%	100,316
2013	16.201274	20.440533	26.17%	67,831
2012	14.023439	16.201274	15.53%	21,414
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.262174	12.962761	15.10%	5,240,346
2016*	10.000000	11.262174	12.62%	1,700,314
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.838353	31.721482	33.07%	282,604
2016	24.019381	23.838353	-0.75%	134,909
2015	22.764038	24.019381	5.51%	90,361
2014	20.775828	22.764038	9.57%	51,612
2013	15.477413	20.775828	34.23%	25,918
2012	13.707490	15.477413	12.91%	2,948
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	14.904806	15.298838	2.64%	5,024,130
2016	14.453385	14.904806	3.12%	1,528,486
2015	14.769242	14.453385	-2.14%	81,759
2014	14.167846	14.769242	4.24%	49,715
2013	14.657541	14.167846	-3.34%	22,527
2012	14.063004	14.657541	4.23%	9,182

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	39.070373	46.483736	18.97%	65,632
2016	35.366714	39.070373	10.47%	61,219
2015	36.425827	35.366714	-2.91%	36,993
2014	34.806190	36.425827	4.65%	15,806
2013	25.954620	34.806190	34.10%	10,667
2012	22.954492	25.954620	13.07%	2,533
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.132452	25.830528	28.30%	72,662
2016	21.531223	20.132452	-6.50%	56,831
2015	21.118649	21.531223	1.95%	35,334
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.149430	12.444203	2.43%	7,575
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.094504	14.472957	10.53%	139,536
2016	11.721534	13.094504	11.71%	103,879
2015	12.662697	11.721534	-7.43%	96,761
2014	12.474214	12.662697	1.51%	76,604
2013	10.211201	12.474214	22.16%	29,179
2012	8.970568	10.211201	13.83%	16,386
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.849753	17.157566	8.25%	228,298
2016	14.083020	15.849753	12.55%	180,765
2015	15.351469	14.083020	-8.26%	140,742
2014	14.867410	15.351469	3.26%	111,991
2013	13.220142	14.867410	12.46%	60,879
2012	11.890259	13.220142	11.18%	4,659
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	36.344606	39.694608	9.22%	329
2016	28.283730	36.344606	28.50%	362
2015	30.941984	28.283730	-8.59%	452
2014	31.171545	30.941984	-0.74%	604
2013	23.181387	31.171545	34.47%	609
2012	19.839372	23.181387	16.85%	444
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.407983	9.464831	0.60%	172,013
2016	9.259460	9.407983	1.60%	99,178
2015	9.803446	9.259460	-5.55%	78,765
2014	9.753776	9.803446	0.51%	60,810

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.254538	12.565150	11.65%	18,174
2016	10.928357	11.254538	2.98%	16,031
2015	11.756183	10.928357	-7.04%	10,253
2014	11.458922	11.756183	2.59%	8,880
2013	10.222938	11.458922	12.09%	185
2012*	10.000000	10.222938	2.23%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.106621	10.342147	2.33%	50,723
2016	10.289133	10.106621	-1.77%	46,110
2015	10.235413	10.289133	0.52%	40,077
2014	9.908546	10.235413	3.30%	24,092
2013*	10.000000	9.908546	-0.91%	20,435
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.699818	15.503650	13.17%	15,628
2016	12.265322	13.699818	11.70%	15,543
2015	12.982605	12.265322	-5.52%	20,331
2014	12.627093	12.982605	2.82%	19,153
2013	9.958708	12.627093	26.79%	11,334
2012*	10.000000	9.958708	-0.41%	1,941
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.770342	16.075467	16.74%	200,005
2016	14.318963	13.770342	-3.83%	210,309
2015	15.828728	14.318963	-9.54%	206,495
2014	16.928545	15.828728	-6.50%	157,679
2013	13.706700	16.928545	23.51%	96,265
2012	11.653053	13.706700	17.62%	23,578
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.555031	13.219888	5.30%	50,356
2016	10.947839	12.555031	14.68%	39,295
2015	11.863786	10.947839	-7.72%	29,521
2014	11.795395	11.863786	0.58%	25,540
2013	10.815203	11.795395	9.06%	9,695
2012*	10.000000	10.815203	8.15%	575
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.390222	16.771418	25.25%	129,359
2016	12.784264	13.390222	4.74%	90,870
2015	13.747250	12.784264	-7.00%	50,070
2014	12.912192	13.747250	6.47%	28,739
2013	10.068050	12.912192	28.25%	21,556
2012*	10.000000	10.068050	0.68%	8,800
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.873813	10.072568	2.01%	344,150
2016	9.786097	9.873813	0.90%	268,260
2015*	10.000000	9.786097	-2.14%	90,683

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	16.132183	20.699389	28.31%	12,257
2016	16.032659	16.132183	0.62%	16,778
2015	14.511535	16.032659	10.48%	14,322
2014	13.554874	14.511535	7.06%	19,950
2013	10.492598	13.554874	29.19%	15,379
2012	8.583266	10.492598	22.24%	4,548
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	9.134377	13.065464	43.04%	170,309
2016	8.128447	9.134377	12.38%	75,147
2015	7.869904	8.128447	3.29%	48,284
2014	7.291940	7.869904	7.93%	13,519
2013	5.456761	7.291940	33.63%	0
2012	4.640225	5.456761	17.60%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	10.060412	12.988931	29.11%	14,922
2016	10.925377	10.060412	-7.92%	15,725
2015	12.138000	10.925377	-9.99%	15,541
2014	13.991014	12.138000	-13.24%	9,482
2013	12.403811	13.991014	12.80%	2,202
2012	11.103975	12.403811	11.71%	321
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.714530	10.995094	26.17%	269,963
2016	7.309965	8.714530	19.21%	66,398
2015	9.264351	7.309965	-21.10%	28,423
2014	9.842810	9.264351	-5.88%	4,162
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.974307	10.225381	2.52%	240,190
2016*	10.000000	9.974307	-0.26%	62,669
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.500207	16.834036	24.69%	56,038
2016	12.571407	13.500207	7.39%	40,451
2015	13.016285	12.571407	-3.42%	29,248
2014	14.256165	13.016285	-8.70%	13,279
2013	10.228022	14.256165	39.38%	5,727
2012*	10.000000	10.228022	2.28%	813
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	28.902784	33.477297	15.83%	190,688
2016	25.736921	28.902784	12.30%	85,841
2015	26.321762	25.736921	-2.22%	50,727
2014	24.199527	26.321762	8.77%	22,988
2013	18.081786	24.199527	33.83%	8,567
2012	15.809554	18.081786	14.37%	1,166

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.127752	20.188010	25.18%	397,946
2016	15.735157	16.127752	2.50%	183,314
2015	14.994719	15.735157	4.94%	102,603
2014	15.022071	14.994719	-0.18%	59,289
2013	11.924574	15.022071	25.98%	24,054
2012	10.421665	11.924574	14.42%	4,643
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.334432	10.369174	11.09%	33,978
2016	8.225852	9.334432	13.48%	12,109
2015*	10.000000	8.225852	-17.74%	1,611
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.884148	19.584804	16.00%	2,534
2016	15.410161	16.884148	9.57%	4,276
2015	16.818536	15.410161	-8.37%	4,549
2014	17.399171	16.818536	-3.34%	4,744
2013	13.362779	17.399171	30.21%	2,313
2012	11.040989	13.362779	21.03%	1,175
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.240682	27.015636	7.03%	85,629
2016	21.272530	25.240682	18.65%	39,784
2015	22.554556	21.272530	-5.68%	18,390
2014	20.232022	22.554556	11.48%	11,166
2013	15.567756	20.232022	29.96%	9,837
2012	13.782314	15.567756	12.95%	2,668
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.743451	17.993503	14.29%	12,580,392
2016	14.633287	15.743451	7.59%	7,702,807
2015	14.681544	14.633287	-0.33%	3,346,991
2014	14.167869	14.681544	3.63%	1,994,380
2013	11.643296	14.167869	21.68%	1,187,289
2012	10.194744	11.643296	14.21%	304,819
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.755127	11.975369	1.87%	20,465,277
2016	11.602023	11.755127	1.32%	10,312,932
2015	11.782059	11.602023	-1.53%	3,729,597
2014	11.371131	11.782059	3.61%	1,978,251
2013	11.825276	11.371131	-3.84%	1,144,708
2012	11.414478	11.825276	3.60%	250,812
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.147843	20.874217	29.27%	462,541
2016	16.329379	16.147843	-1.11%	316,021
2015	15.528434	16.329379	5.16%	228,764
2014	15.449373	15.528434	0.51%	184,849
2013	12.167775	15.449373	26.97%	101,747
2012	10.098071	12.167775	20.50%	25,077

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.791655	21.181094	26.14%	817,529
2016	15.598415	16.791655	7.65%	439,967
2015	14.849473	15.598415	5.04%	288,838
2014	13.922005	14.849473	6.66%	205,989
2013	10.882845	13.922005	27.93%	79,232
2012	9.392119	10.882845	15.87%	26,672
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.749250	17.750206	20.35%	12,022,456
2016	13.451569	14.749250	9.65%	7,790,011
2015	13.482238	13.451569	-0.23%	3,394,111
2014	12.392386	13.482238	8.79%	2,069,103
2013	9.442516	12.392386	31.24%	1,322,792
2012	8.172677	9.442516	15.54%	365,930
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	27.366799	31.789982	16.16%	510,092
2016	23.582043	27.366799	16.05%	22,887
2015	25.557890	23.582043	-7.73%	19,930
2014	23.772500	25.557890	7.51%	12,326
2013	17.801528	23.772500	33.54%	6,007
2012	15.263091	17.801528	16.63%	1,610
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.430999	11.024698	16.90%	3,667,719
2016	9.278864	9.430999	1.64%	1,986,762
2015*	10.000000	9.278864	-7.21%	523,118
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	23.242121	24.490898	5.37%	19,916
2016	20.627332	23.242121	12.68%	12,086
2015	21.458525	20.627332	-3.87%	11,690
2014	21.200477	21.458525	1.22%	6,138
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.384844	17.713896	23.14%	59,324
2016	12.835420	14.384844	12.07%	6,655
2015	13.161469	12.835420	-2.48%	3,081
2014	12.513978	13.161469	5.17%	3,271
2013	8.833333	12.513978	41.67%	5,335
2012	7.660316	8.833333	15.31%	2,921
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.179428	18.902283	16.83%	176,445
2016	14.887031	16.179428	8.68%	128,945
2015	15.146489	14.887031	-1.71%	98,922
2014	13.886551	15.146489	9.07%	64,594
2013	10.154564	13.886551	36.75%	54,806
2012	9.237127	10.154564	9.93%	53,487

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.319781	15.750078	18.25%	37,447
2016	12.453193	13.319781	6.96%	34,892
2015	12.842453	12.453193	-3.03%	33,766
2014	12.451663	12.842453	3.14%	27,369
2013	9.743653	12.451663	27.79%	3,433
2012	8.499356	9.743653	14.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.979469	14.355133	10.60%	3,952,655
2016	12.392966	12.979469	4.73%	3,105,985
2015	12.690633	12.392966	-2.35%	2,285,262
2014	12.327993	12.690633	2.94%	1,951,736
2013	10.893639	12.327993	13.17%	1,405,768
2012	9.938199	10.893639	9.61%	585,301
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.342302	15.250834	14.30%	169,558
2016	12.595360	13.342302	5.93%	118,478
2015	12.933092	12.595360	-2.61%	86,082
2014	12.515531	12.933092	3.34%	83,938
2013	10.458384	12.515531	19.67%	41,140
2012	9.324356	10.458384	12.16%	30,740
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.103767	12.706472	4.98%	1,132,976
2016	11.722026	12.103767	3.26%	784,831
2015	11.964218	11.722026	-2.02%	483,762
2014	11.730417	11.964218	1.99%	352,676
2013	11.326218	11.730417	3.57%	246,452
2012	10.675245	11.326218	6.10%	75,861
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.753745	12.181625	13.28%	5,277,097
2016	10.321485	10.753745	4.19%	4,665,667
2015	10.926615	10.321485	-5.54%	3,683,057
2014	10.825854	10.926615	0.93%	2,621,775
2013*	10.000000	10.825854	8.26%	572,308
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.759508	12.509431	16.26%	11,487,390
2016	10.263252	10.759508	4.84%	9,414,585
2015	10.931527	10.263252	-6.11%	8,240,409
2014	10.964383	10.931527	-0.30%	6,262,802
2013*	10.000000	10.964383	9.64%	1,997,844

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.194055	14.842214	12.49%	1,938,568
2016	12.523394	13.194055	5.36%	1,700,811
2015	12.825049	12.523394	-2.35%	1,618,758
2014	12.426087	12.825049	3.21%	1,379,738
2013	10.686963	12.426087	16.27%	1,321,765
2012	9.636061	10.686963	10.91%	189,109
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.279313	15.475540	16.54%	141,745
2016	12.504478	13.279313	6.20%	100,046
2015	12.863113	12.504478	-2.79%	67,814
2014	12.463956	12.863113	3.20%	5,491
2013	10.161260	12.463956	22.66%	1,972
2012	8.984882	10.161260	13.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.780176	13.861507	8.46%	1,020,058
2016	12.215391	12.780176	4.62%	886,741
2015	12.509532	12.215391	-2.35%	718,452
2014	12.177203	12.509532	2.73%	561,070
2013	11.091106	12.177203	9.79%	442,530
2012	10.211873	11.091106	8.61%	166,105
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.508297	12.862143	2.83%	96,546
2016	12.068542	12.508297	3.64%	41,445
2015	12.336118	12.068542	-2.17%	29,158
2014	11.939941	12.336118	3.32%	20,041
2013	12.360305	11.939941	-3.40%	13,379
2012	11.651623	12.360305	6.08%	2,450
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.387989	13.712184	2.42%	74,484
2016	13.125979	13.387989	2.00%	58,631
2015	13.368004	13.125979	-1.81%	44,430
2014	12.913677	13.368004	3.52%	31,003
2013	13.357432	12.913677	-3.32%	7,411
2012	12.634477	13.357432	5.72%	2,330
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.129861	14.113893	16.36%	21,261
2016	11.032835	12.129861	9.94%	4,146
2015	11.542787	11.032835	-4.42%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.666589	13.108147	12.36%	24,154
2016	10.866903	11.666589	7.36%	0
2015	11.207456	10.866903	-3.04%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	26.176121	36.487247	39.39%	35,713
2016	24.674670	26.176121	6.08%	14,509
2015	29.844449	24.674670	-17.32%	13,653
2014	32.075590	29.844449	-6.96%	8,316
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2017	56.618635	57.049401	0.76%	6,992
2016	56.940028	56.618635	-0.56%	5,966
2015	57.752811	56.940028	-1.41%	1,864
2014	55.956777	57.752811	3.21%	678
2013	59.090227	55.956777	-5.30%	0
2012	58.094578	59.090227	1.71%	139
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2017	56.768565	57.200468	0.76%	4,973
2016	57.090816	56.768565	-0.56%	1,489
2015	57.905756	57.090816	-1.41%	939
2014	56.104961	57.905756	3.21%	127
2013	59.246711	56.104961	-5.30%	90
2012	58.248425	59.246711	1.71%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	25.634244	25.408539	-0.88%	365,506
2016	25.968963	25.634244	-1.29%	240,800
2015	26.310999	25.968963	-1.30%	105,478
2014	26.657539	26.310999	-1.30%	60,169
2013	27.008645	26.657539	-1.30%	110,758
2012	27.365352	27.008645	-1.30%	7,053
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.479950	10.636178	25.43%	146,321
2016	8.537229	8.479950	-0.67%	43,723
2015	8.937541	8.537229	-4.48%	27,229
2014	9.120905	8.937541	-2.01%	12,938
2013	7.860500	9.120905	16.03%	6,382
2012	6.911842	7.860500	13.73%	3,521
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.504772	11.675954	22.84%	140,509
2016	9.579509	9.504772	-0.78%	33,139
2015	9.842403	9.579509	-2.67%	35,097
2014	10.629783	9.842403	-7.41%	2,619
2013	8.899785	10.629783	19.44%	951
2012	7.628054	8.899785	16.67%	609

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.446358	23.900613	16.89%	63,485
2016	18.923306	20.446358	8.05%	53,227
2015	19.365849	18.923306	-2.29%	20,506
2014	18.689197	19.365849	3.62%	0
2013	14.880689	18.689197	25.59%	0
2012	13.008386	14.880689	14.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.062681	17.619165	9.69%	3,290,748
2016	15.308822	16.062681	4.92%	2,716,429
2015	15.537445	15.308822	-1.47%	1,562,978
2014	15.051921	15.537445	3.23%	1,075,665
2013	13.445256	15.051921	11.95%	821,850
2012	12.453829	13.445256	7.96%	366,605
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.530018	20.998256	13.32%	133,538
2016	17.424857	18.530018	6.34%	88,891
2015	17.748766	17.424857	-1.82%	83,629
2014	17.091735	17.748766	3.84%	42,402
2013	14.491720	17.091735	17.94%	16,794
2012	13.080661	14.491720	10.79%	3,129
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.436880	15.059473	4.31%	1,089,769
2016	14.028384	14.436880	2.91%	753,692
2015	14.175624	14.028384	-1.04%	406,783
2014	13.824513	14.175624	2.54%	340,755
2013	13.361029	13.824513	3.47%	240,936
2012	12.871264	13.361029	3.81%	165,253
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.741921	12.090316	12.55%	3,904,399
2016	10.295392	10.741921	4.34%	3,646,389
2015	10.780413	10.295392	-4.50%	2,926,549
2014	10.660597	10.780413	1.12%	1,738,429
2013*	10.000000	10.660597	6.61%	370,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.800929	12.469311	15.45%	10,365,571
2016	10.231625	10.800929	5.56%	8,463,497
2015	10.793271	10.231625	-5.20%	6,137,666
2014	10.749073	10.793271	0.41%	3,689,893
2013*	10.000000	10.749073	7.49%	958,973

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.043956	20.112294	11.46%	1,736,561
2016	17.062222	18.043956	5.75%	1,608,337
2015	17.344999	17.062222	-1.63%	1,254,941
2014	16.707801	17.344999	3.81%	837,879
2013	14.514442	16.707801	15.11%	841,469
2012	13.271179	14.514442	9.37%	101,242
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.585756	22.556159	15.17%	133,480
2016	18.291615	19.585756	7.08%	80,210
2015	18.668782	18.291615	-2.02%	101,745
2014	18.021349	18.668782	3.59%	53,034
2013	14.919941	18.021349	20.79%	14,825
2012	13.288387	14.919941	12.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.505393	17.792058	7.80%	731,591
2016	15.819996	16.505393	4.33%	643,514
2015	16.033270	15.819996	-1.33%	433,209
2014	15.509387	16.033270	3.38%	229,462
2013	14.221146	15.509387	9.06%	155,446
2012	13.336642	14.221146	6.63%	46,050
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.681032	29.701051	25.42%	93,969
2016	23.220151	23.681032	1.98%	62,498
2015	22.443641	23.220151	3.46%	6,727
2014	20.945809	22.443641	7.15%	1,702
2013	15.571403	20.945809	34.51%	1,301
2012	13.322678	15.571403	16.88%	921
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.280032	11.927824	16.03%	19,687,801
2016	9.594931	10.280032	7.14%	12,240,165
2015	9.944781	9.594931	-3.52%	6,279,058
2014*	10.000000	9.944781	-0.55%	1,483,205
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.887163	13.077557	20.12%	5,104,203
2016	10.023328	10.887163	8.62%	2,416,361
2015	10.140998	10.023328	-1.16%	485,836
2014*	10.000000	10.140998	1.41%	182,241
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	31.274224	35.739647	14.28%	194,960
2016	26.340668	31.274224	18.73%	49,711
2015	27.381525	26.340668	-3.80%	12,250
2014	25.353753	27.381525	8.00%	6,679
2013	19.306983	25.353753	31.32%	2,129
2012	16.652215	19.306983	15.94%	822

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	18.428083	19.340795	4.95%	211,616
2016	17.184248	18.428083	7.24%	167,798
2015	17.928782	17.184248	-4.15%	125,383
2014	17.485835	17.928782	2.53%	48,925
2013	17.917617	17.485835	-2.41%	34,134
2012	16.173014	17.917617	10.79%	7,293
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.233039	12.679636	23.91%	54,221
2016	10.630202	10.233039	-3.74%	17,646
2015	10.841177	10.630202	-1.95%	13,531
2014	11.134515	10.841177	-2.63%	6,547
2013	9.317313	11.134515	19.50%	5,465
2012	8.171995	9.317313	14.02%	1,902
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	15.295523	18.499408	20.95%	47,215
2016	14.761123	15.295523	3.62%	27,859
2015	15.800174	14.761123	-6.58%	15,762
2014	17.723427	15.800174	-10.85%	12,201
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.830376	19.011865	28.20%	97,827
2016	14.732003	14.830376	0.67%	59,903
2015	14.473087	14.732003	1.79%	47,307
2014	13.312694	14.473087	8.72%	28,082
2013	10.034666	13.312694	32.67%	9,805
2012	8.754200	10.034666	14.63%	4,186
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.998075	16.929698	12.88%	56,709
2016	13.094066	14.998075	14.54%	48,169
2015	13.738665	13.094066	-4.69%	42,578
2014	12.626278	13.738665	8.81%	23,368
2013	9.474025	12.626278	33.27%	15,559
2012	8.163084	9.474025	16.06%	3,906
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.930349	18.792777	25.87%	68,857
2016	14.262772	14.930349	4.68%	22,208
2015	14.500762	14.262772	-1.64%	16,796
2014	14.164867	14.500762	2.37%	4,345
2013	10.354080	14.164867	36.80%	2,778
2012	9.150703	10.354080	13.15%	175

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.404857	21.803904	12.36%	35,939
2016	16.718352	19.404857	16.07%	21,789
2015	17.441873	16.718352	-4.15%	14,171
2014	15.101350	17.441873	15.50%	3,926
2013	11.276879	15.101350	33.91%	1,520
2012	9.820513	11.276879	14.83%	141
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.610721	27.818148	23.03%	27,483
2016	21.199435	22.610721	6.66%	10,569
2015	21.365507	21.199435	-0.78%	4,062
2014	21.111083	21.365507	1.21%	1,801
2013	14.858613	21.111083	42.08%	221
2012	13.311867	14.858613	11.62%	284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	37.047779	39.768314	7.34%	22,721
2016	29.880711	37.047779	23.99%	15,097
2015	32.306150	29.880711	-7.51%	12,043
2014	30.657604	32.306150	5.38%	7,727
2013	22.182797	30.657604	38.20%	5,600
2012	18.682235	22.182797	18.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	33.735956	37.693760	11.73%	10,352
2016	27.891337	33.735956	20.95%	4,571
2015	28.804598	27.891337	-3.17%	3,492
2014	29.022648	28.804598	-0.75%	1,693
2013	20.921043	29.022648	38.72%	1,643
2012	18.396109	20.921043	13.73%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.719555	26.964991	18.69%	9,008
2016	20.707448	22.719555	9.72%	5,482
2015	20.842235	20.707448	-0.65%	481
2014	18.885193	20.842235	10.36%	510
2013	14.629438	18.885193	29.09%	579
2012	13.019696	14.629438	12.36%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.960929	14.626461	4.77%	113,155
2016	13.197146	13.960929	5.79%	86,798
2015	14.173227	13.197146	-6.89%	51,402
2014	11.165751	14.173227	26.93%	24,451
2013	11.015389	11.165751	1.37%	11,201
2012	9.656214	11.015389	14.08%	2,749

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.303136	17.114133	19.65%	1,441,695
2016	13.008544	14.303136	9.95%	680,848
2015	13.056769	13.008544	-0.37%	295,071
2014	11.698844	13.056769	11.61%	153,675
2013*	10.000000	11.698844	16.99%	42,319
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.494294	10.521816	0.26%	286,855
2016	10.373648	10.494294	1.16%	235,695
2015	10.546244	10.373648	-1.64%	169,786
2014	10.632633	10.546244	-0.81%	107,700
2013	10.761332	10.632633	-1.20%	44,043
2012	10.532312	10.761332	2.17%	12,414
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.528012	16.373188	12.70%	272,585
2016	12.177331	14.528012	19.30%	67,624
2015	12.970958	12.177331	-6.12%	28,556
2014	12.569682	12.970958	3.19%	13,679
2013*	10.000000	12.569682	25.70%	3,233
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.072567	17.045717	21.13%	136,932
2016	14.100165	14.072567	-0.20%	90,988
2015	14.866112	14.100165	-5.15%	56,782
2014	16.397851	14.866112	-9.34%	25,131
2013	13.833939	16.397851	18.53%	14,261
2012	11.723024	13.833939	18.01%	4,640
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.712003	11.655897	8.81%	6,475
2016	10.256266	10.712003	4.44%	6,368
2015	10.911782	10.256266	-6.01%	6,344
2014	10.765876	10.911782	1.36%	5,061
2013	10.149856	10.765876	6.07%	0
2012*	10.000000	10.149856	1.50%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.833490	12.546719	15.81%	5,935
2016	10.438065	10.833490	3.79%	6,897
2015	11.670056	10.438065	-10.56%	17,037
2014	11.720156	11.670056	-0.43%	12,406
2013	10.268646	11.720156	14.14%	0
2012*	10.000000	10.268646	2.69%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	11.067000	12.410889	12.14%	1,199
2016	10.593205	11.067000	4.47%	1,270
2015	11.500049	10.593205	-7.89%	9,716
2014	11.367494	11.500049	1.17%	9,548
2013	10.286304	11.367494	10.51%	0
2012*	10.000000	10.286304	2.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.790304	37.392688	34.55%	34,749
2016	28.199623	27.790304	-1.45%	17,260
2015	27.558987	28.199623	2.32%	13,976
2014	27.359465	27.558987	0.73%	11,889
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.827918	11.017781	24.81%	287,165
2016	9.193527	8.827918	-3.98%	141,535
2015	9.034020	9.193527	1.77%	72,760
2014*	10.000000	9.034020	-9.66%	12,083
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.834807	28.590750	15.12%	56,033
2016	22.606814	24.834807	9.86%	41,271
2015	22.214411	22.606814	1.77%	22,425
2014	20.386676	22.214411	8.97%	14,799
2013	15.714632	20.386676	29.73%	9,456
2012	13.654221	15.714632	15.09%	2,164
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	36.038505	40.519431	12.43%	28,463
2016	31.028490	36.038505	16.15%	23,673
2015	33.477218	31.028490	-7.31%	10,858
2014	30.377745	33.477218	10.20%	6,236
2013	21.886628	30.377745	38.80%	4,713
2012	18.845528	21.886628	16.14%	2,444
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.396674	11.634778	11.91%	57,644
2016	9.329288	10.396674	11.44%	39,006
2015	10.408498	9.329288	-10.37%	27,513
2014	10.497838	10.408498	-0.85%	23,881
2013	10.624494	10.497838	-1.19%	13,819
2012*	10.000000	10.624494	6.24%	6,668
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.867279	10.691884	8.36%	48,401
2016	8.830153	9.867279	11.75%	26,557
2015	9.163182	8.830153	-3.63%	14,825
2014	9.155270	9.163182	0.09%	1,299

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.080258	12.110606	9.30%	28,911
2016	10.909064	11.080258	1.57%	16,866
2015	11.907130	10.909064	-8.38%	6,377
2014	12.027758	11.907130	-1.00%	6,548
2013	13.042689	12.027758	-7.78%	3,754
2012	12.557857	13.042689	3.86%	3,178
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.455698	11.448769	-0.06%	844,354
2016	11.456652	11.455698	-0.01%	672,437
2015	11.583367	11.456652	-1.09%	516,821
2014	11.648781	11.583367	-0.56%	217,395
2013	11.829684	11.648781	-1.53%	155,968
2012	11.334165	11.829684	4.37%	28,993
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.114803	10.213804	0.98%	127,393
2016*	10.000000	10.114803	1.15%	41,066
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.775420	11.148048	3.46%	684,577
2016	10.642012	10.775420	1.25%	441,254
2015	10.746116	10.642012	-0.97%	287,262
2014	10.452058	10.746116	2.81%	204,072
2013	10.811694	10.452058	-3.33%	180,230
2012	10.004024	10.811694	8.07%	80,529
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	17.530889	21.903042	24.94%	11,648
2016	18.207858	17.530889	-3.72%	5,162
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.959682	35.133185	25.66%	106,958
2016	31.726679	27.959682	-11.87%	57,967
2015	28.580474	31.726679	11.01%	40,102
2014	22.066684	28.580474	29.52%	33,093
2013	14.854028	22.066684	48.56%	18,648
2012	11.488675	14.854028	29.29%	2,290
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.746583	7.495412	-3.24%	82,651
2016	5.472537	7.746583	41.55%	46,304
2015	8.353783	5.472537	-34.49%	43,796
2014	10.494193	8.353783	-20.40%	30,539
2013	9.639938	10.494193	8.86%	21,273
2012*	10.000000	9.639938	-3.60%	8,412

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.340346	30.237241	24.23%	43,524
2016	22.887061	24.340346	6.35%	34,712
2015	23.876779	22.887061	-4.15%	25,658
2014	24.654228	23.876779	-3.15%	14,080
2013	16.626985	24.654228	48.28%	6,351
2012	15.617243	16.626985	6.47%	1,029

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.359833	12.792670	12.61%	54,438
2016	11.156806	11.359833	1.82%	54,916
2015	11.475907	11.156806	-2.78%	58,190
2014	11.180324	11.475907	2.64%	47,147
2013	10.140494	11.180324	10.25%	33,551
2012*	10.000000	10.140494	1.40%	20,597
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	39.629646	44.053137	11.16%	51,825
2016	32.238653	39.629646	22.93%	34,681
2015	34.705808	32.238653	-7.11%	27,493
2014	32.341074	34.705808	7.31%	22,535
2013	23.855345	32.341074	35.57%	5,665
2012	20.443677	23.855345	16.69%	486
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.454783	13.740142	2.12%	110,796
2016	13.085020	13.454783	2.83%	102,176
2015	13.620468	13.085020	-3.93%	74,022
2014	13.386176	13.620468	1.75%	63,618
2013	14.849176	13.386176	-9.85%	59,784
2012	14.038950	14.849176	5.77%	14,167
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	27.248879	29.919341	9.80%	100,585
2016	22.541708	27.248879	20.88%	66,870
2015	23.252270	22.541708	-3.06%	41,320
2014	20.308520	23.252270	14.50%	26,799
2013	15.871948	20.308520	27.95%	16,749
2012	13.864384	15.871948	14.48%	1,789
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	12.540954	14.182234	13.09%	1,105,989
2016	11.868106	12.540954	5.67%	1,042,115
2015	12.179333	11.868106	-2.56%	1,069,558
2014	12.015318	12.179333	1.37%	844,186
2013	10.116372	12.015318	18.77%	491,789
2012*	10.000000	10.116372	1.16%	49,425
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.151274	12.795882	14.75%	460,639
2016	9.754172	11.151274	14.32%	417,747
2015*	10.000000	9.754172	-2.46%	137,356

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.118854	16.934247	12.01%	665,457
2016	14.785838	15.118854	2.25%	569,627
2015	15.162806	14.785838	-2.49%	559,305
2014	15.101908	15.162806	0.40%	306,597
2013	13.400106	15.101908	12.70%	141,061
2012	12.371587	13.400106	8.31%	33,788
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.232765	10.793182	5.48%	107,504
2016	9.207819	10.232765	11.13%	52,535
2015*	10.000000	9.207819	-7.92%	13,945
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.872784	10.036898	1.66%	559,539
2016	9.782161	9.872784	0.93%	348,282
2015*	10.000000	9.782161	-2.18%	121,077
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.193589	1.94%	2,465
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.122034	16.647301	10.09%	88,958
2016	11.711151	15.122034	29.13%	48,905
2015	12.710932	11.711151	-7.87%	22,437
2014	12.218031	12.710932	4.03%	12,035
2013*	10.000000	12.218031	22.18%	1,051
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.849602	13.427947	13.32%	105,561
2016	10.442149	11.849602	13.48%	85,281
2015	10.874804	10.442149	-3.98%	55,920
2014*	10.000000	10.874804	8.75%	17,206
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	40.820944	45.197767	10.72%	2,077
2016	32.960905	40.820944	23.85%	2,145
2015	34.260992	32.960905	-3.79%	2,201
2014	33.088129	34.260992	3.54%	2,235
2013	23.872229	33.088129	38.61%	2,185
2012	20.940231	23.872229	14.00%	707
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	27.074477	32.326788	19.40%	2,924
2016	24.663825	27.074477	9.77%	3,236
2015	24.823836	24.663825	-0.64%	3,472
2014	22.281987	24.823836	11.41%	3,309
2013	17.175596	22.281987	29.73%	3,163
2012	15.100981	17.175596	13.74%	5,685

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	22.764077	28.480106	25.11%	22,054
2016	21.470768	22.764077	6.02%	26,227
2015	22.405778	21.470768	-4.17%	23,723
2014	21.095858	22.405778	6.21%	15,703
2013	17.725526	21.095858	19.01%	10,334
2012	16.339629	17.725526	8.48%	2,281
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.428192	10.625809	1.90%	161,536
2016	9.717260	10.428192	7.32%	71,638
2015	9.964097	9.717260	-2.48%	36,699
2014	10.058270	9.964097	-0.94%	9,823
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	15.401425	17.112479	11.11%	191,470
2016	14.858201	15.401425	3.66%	138,100
2015	15.164901	14.858201	-2.02%	131,477
2014	14.773700	15.164901	2.65%	92,983
2013	13.250120	14.773700	11.50%	13,566
2012	12.055916	13.250120	9.91%	1,762
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	16.067226	18.400443	14.52%	126,533
2016	15.416643	16.067226	4.22%	149,169
2015	15.723594	15.416643	-1.95%	134,268
2014	15.261712	15.723594	3.03%	26,555
2013	13.399134	15.261712	13.90%	29,898
2012	12.031099	13.399134	11.37%	21,251
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.845263	20.027156	18.89%	46,196
2016	16.076388	16.845263	4.78%	19,656
2015	16.408113	16.076388	-2.02%	13,158
2014	15.903619	16.408113	3.17%	8,411
2013	13.298675	15.903619	19.59%	1,144
2012	11.722046	13.298675	13.45%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.421293	11.919833	14.38%	546,004
2016*	10.000000	10.421293	4.21%	317,096
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.552257	16.809862	-4.23%	163,818
2016	13.346796	17.552257	31.51%	123,377
2015	17.098213	13.346796	-21.94%	89,582
2014	19.899161	17.098213	-14.08%	52,092
2013	16.272913	19.899161	22.28%	25,991
2012	15.774479	16.272913	3.16%	10,072

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	25.250638	28.019440	10.97%	260,669
2016	21.777475	25.250638	15.95%	248,456
2015	23.087678	21.777475	-5.67%	171,085
2014	21.607082	23.087678	6.85%	115,273
2013	17.160639	21.607082	25.91%	71,996
2012	14.884062	17.160639	15.30%	18,828
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.247098	12.919269	14.87%	408,575
2016*	10.000000	11.247098	12.47%	261,384
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	25.904429	34.401217	32.80%	245,022
2016	26.153997	25.904429	-0.95%	162,832
2015	24.837424	26.153997	5.30%	130,271
2014	22.714143	24.837424	9.35%	65,223
2013	16.955741	22.714143	33.96%	56,191
2012	15.047317	16.955741	12.68%	8,660
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	14.144731	14.489338	2.44%	532,353
2016	13.744097	14.144731	2.91%	382,271
2015	14.072984	13.744097	-2.34%	92,029
2014	13.527342	14.072984	4.03%	66,890
2013	14.023325	13.527342	-3.54%	45,337
2012	13.481898	14.023325	4.02%	16,706
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	39.493541	46.892314	18.73%	75,116
2016	35.822143	39.493541	10.25%	68,359
2015	36.969835	35.822143	-3.10%	48,308
2014	35.397752	36.969835	4.44%	20,643
2013	26.449304	35.397752	33.83%	12,636
2012	23.439599	26.449304	12.84%	930
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.920479	26.787398	28.04%	54,440
2016	22.419319	20.920479	-6.69%	33,421
2015	22.034401	22.419319	1.75%	27,928
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.059454	12.327091	2.22%	11,544
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.866376	14.192095	10.30%	191,446
2016	11.540652	12.866376	11.49%	209,941
2015	12.492611	11.540652	-7.62%	181,769
2014	12.331646	12.492611	1.31%	128,865
2013	10.114985	12.331646	21.91%	39,207
2012	8.904117	10.114985	13.60%	2,075

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.510527	16.756432	8.03%	341,256
2016	13.809495	15.510527	12.32%	280,383
2015	15.083890	13.809495	-8.45%	236,987
2014	14.637928	15.083890	3.05%	162,825
2013	13.042512	14.637928	12.23%	90,996
2012	11.754372	13.042512	10.96%	35,450
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	37.978092	41.394850	9.00%	2,237
2016	29.614719	37.978092	28.24%	2,198
2015	32.463879	29.614719	-8.78%	2,303
2014	32.771185	32.463879	-0.94%	2,261
2013	24.420447	32.771185	34.20%	3,681
2012	20.942325	24.420447	16.61%	1,132
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.338287	9.375742	0.40%	263,450
2016	9.209481	9.338287	1.40%	172,183
2015	9.770332	9.209481	-5.74%	142,297
2014	9.740559	9.770332	0.31%	120,479
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.148591	12.421727	11.42%	70,771
2016	10.847392	11.148591	2.78%	34,006
2015	11.692785	10.847392	-7.23%	38,892
2014	11.420270	11.692785	2.39%	42,810
2013	10.209122	11.420270	11.86%	14,764
2012*	10.000000	10.209122	2.09%	6,462
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.031763	10.244811	2.12%	47,145
2016	10.233604	10.031763	-1.97%	42,949
2015	10.200841	10.233604	0.32%	40,032
2014	9.895117	10.200841	3.09%	20,979
2013*	10.000000	9.895117	-1.05%	14,521
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.570814	15.326642	12.94%	39,074
2016	12.174429	13.570814	11.47%	58,862
2015	12.912582	12.174429	-5.72%	60,340
2014	12.584499	12.912582	2.61%	50,335
2013	9.945246	12.584499	26.54%	11,754
2012*	10.000000	9.945246	-0.55%	3,484
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.557910	15.795509	16.50%	355,099
2016	14.126617	13.557910	-4.03%	387,280
2015	15.647829	14.126617	-9.72%	543,370
2014	16.769076	15.647829	-6.69%	315,054
2013	13.605136	16.769076	23.26%	108,241
2012	11.590239	13.605136	17.38%	46,833

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.436864	13.069000	5.08%	100,048
2016	10.866746	12.436864	14.45%	104,614
2015	11.799816	10.866746	-7.91%	84,723
2014	11.755603	11.799816	0.38%	54,259
2013	10.800595	11.755603	8.84%	22,147
2012*	10.000000	10.800595	8.01%	7,301
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.264130	16.579945	25.00%	129,784
2016	12.689521	13.264130	4.53%	92,834
2015	13.673097	12.689521	-7.19%	80,373
2014	12.868630	13.673097	6.25%	53,615
2013	10.054450	12.868630	27.99%	23,892
2012*	10.000000	10.054450	0.54%	8,634
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.840496	10.018299	1.81%	123,584
2016	9.772826	9.840496	0.69%	90,627
2015*	10.000000	9.772826	-2.27%	47,929
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	32.781337	41.977201	28.05%	7,647
2016	32.645068	32.781337	0.42%	9,427
2015	29.607804	32.645068	10.26%	9,668
2014	27.712084	29.607804	6.84%	13,106
2013	21.494993	27.712084	28.92%	10,312
2012	17.619325	21.494993	22.00%	2,596
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.515750	23.575829	42.75%	121,338
2016	14.726675	16.515750	12.15%	83,411
2015	14.287203	14.726675	3.08%	64,795
2014	13.264828	14.287203	7.71%	18,697
2013	9.946570	13.264828	33.36%	10,449
2012*	10.000000	9.946570	-0.53%	793
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	24.342252	31.364673	28.85%	33,789
2016	26.488693	24.342252	-8.10%	34,491
2015	29.488521	26.488693	-10.17%	35,962
2014	34.059408	29.488521	-13.42%	5,738
2013	30.256865	34.059408	12.57%	1,628
2012	27.141314	30.256865	11.48%	36
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.649942	10.891574	25.91%	238,215
2016	7.270472	8.649942	18.97%	104,282
2015	9.233048	7.270472	-21.26%	64,401
2014	9.829484	9.233048	-6.07%	16,462

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.960942	10.191052	2.31%	75,254
2016*	10.000000	9.960942	-0.39%	24,230
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.373104	16.641860	24.44%	39,278
2016	12.478260	13.373104	7.17%	38,525
2015	12.946089	12.478260	-3.61%	37,153
2014	14.208095	12.946089	-8.88%	34,032
2013	10.214213	14.208095	39.10%	16,649
2012*	10.000000	10.214213	2.14%	3,542
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	30.388282	35.126836	15.59%	166,692
2016	27.114479	30.388282	12.07%	129,622
2015	27.786939	27.114479	-2.42%	83,611
2014	25.598429	27.786939	8.55%	24,869
2013	19.165838	25.598429	33.56%	11,729
2012	16.791481	19.165838	14.14%	1,904
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.911391	19.876965	24.92%	284,482
2016	15.555483	15.911391	2.29%	163,687
2015	14.853591	15.555483	4.73%	122,189
2014	14.910887	14.853591	-0.38%	87,795
2013	11.860324	14.910887	25.72%	39,520
2012	10.386610	11.860324	14.19%	3,293
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.302939	10.313322	10.86%	50,913
2016	8.214694	9.302939	13.25%	23,369
2015*	10.000000	8.214694	-17.85%	1,786
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.674424	19.302482	15.76%	3,220
2016	15.249567	16.674424	9.34%	3,155
2015	16.677082	15.249567	-8.56%	2,772
2014	17.287894	16.677082	-3.53%	2,486
2013	13.304255	17.287894	29.94%	1,180
2012	11.014999	13.304255	20.78%	793
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.851422	26.545270	6.82%	103,316
2016	20.986864	24.851422	18.41%	59,012
2015	22.296873	20.986864	-5.88%	11,550
2014	20.041485	22.296873	11.25%	7,757
2013	15.452427	20.041485	29.70%	1,273
2012	13.708059	15.452427	12.73%	227

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.406496	17.572831	14.06%	3,727,792
2016	14.349082	15.406496	7.37%	2,731,570
2015	14.425632	14.349082	-0.53%	1,927,310
2014	13.949176	14.425632	3.42%	1,006,064
2013	11.486841	13.949176	21.44%	411,402
2012	10.078216	11.486841	13.98%	63,378
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.503572	11.695426	1.67%	2,454,303
2016	11.376737	11.503572	1.11%	1,441,464
2015	11.576733	11.376737	-1.73%	837,813
2014	11.195652	11.576733	3.40%	502,831
2013	11.666419	11.195652	-4.04%	314,425
2012	11.284076	11.666419	3.39%	60,799
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.802297	20.386306	29.01%	522,779
2016	16.012287	15.802297	-1.31%	326,469
2015	15.257817	16.012287	4.94%	196,290
2014	15.210958	15.257817	0.31%	120,278
2013	12.004302	15.210958	26.71%	43,524
2012	9.982671	12.004302	20.25%	1,192
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.432296	20.685959	25.89%	881,942
2016	15.295493	16.432296	7.43%	625,313
2015	14.590661	15.295493	4.83%	427,692
2014	13.707124	14.590661	6.45%	216,200
2013	10.736608	13.707124	27.67%	64,096
2012	9.284769	10.736608	15.64%	8,904
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.462890	17.370424	20.10%	2,470,115
2016	13.217109	14.462890	9.43%	1,792,751
2015	13.274140	13.217109	-0.43%	1,205,509
2014	12.225884	13.274140	8.57%	711,102
2013	9.334537	12.225884	30.97%	409,433
2012	8.095662	9.334537	15.30%	101,812
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	26.607320	30.845341	15.93%	107,590
2016	22.974020	26.607320	15.81%	46,980
2015	24.949517	22.974020	-7.92%	36,969
2014	23.253744	24.949517	7.29%	22,411
2013	17.448408	23.253744	33.27%	17,390
2012	14.990766	17.448408	16.39%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.402992	10.969763	16.66%	596,533
2016	9.270047	9.402992	1.43%	330,060
2015*	10.000000	9.270047	-7.30%	83,953

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.771415	22.894825	5.16%	21,768
2016	19.361187	21.771415	12.45%	16,308
2015	20.182268	19.361187	-4.07%	8,734
2014	19.980044	20.182268	1.01%	4,640
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.134119	17.370004	22.89%	47,033
2016	12.637235	14.134119	11.85%	4,309
2015	12.984574	12.637235	-2.68%	0
2014	12.370862	12.984574	4.96%	0
2013	8.750033	12.370862	41.38%	0
2012	7.603512	8.750033	15.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.897534	18.535448	16.59%	42,957
2016	14.657267	15.897534	8.46%	42,494
2015	14.943004	14.657267	-1.91%	40,381
2014	13.727804	14.943004	8.85%	26,060
2013	10.058850	13.727804	36.47%	26,186
2012	9.168679	10.058850	9.71%	26,941
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.087676	15.444374	18.01%	163,313
2016	12.260961	13.087676	6.74%	126,728
2015	12.669896	12.260961	-3.23%	114,281
2014	12.309310	12.669896	2.93%	48,666
2013	9.651801	12.309310	27.53%	12,211
2012	8.436374	9.651801	14.41%	737
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.753355	14.076568	10.38%	643,768
2016	12.201732	12.753355	4.52%	567,414
2015	12.520180	12.201732	-2.54%	658,647
2014	12.187106	12.520180	2.73%	476,314
2013	10.790994	12.187106	12.94%	307,377
2012	9.864594	10.790994	9.39%	111,573
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.109852	14.954874	14.07%	386,282
2016	12.400975	13.109852	5.72%	168,108
2015	12.759356	12.400975	-2.81%	164,144
2014	12.372459	12.759356	3.13%	70,141
2013	10.359815	12.372459	19.43%	59,927
2012	9.255266	10.359815	11.93%	20,645

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.892951	12.459936	4.77%	158,332
2016	11.541168	11.892951	3.05%	167,234
2015	11.803545	11.541168	-2.22%	122,081
2014	11.596375	11.803545	1.79%	65,521
2013	11.219522	11.596375	3.36%	15,910
2012	10.596201	11.219522	5.88%	6,068
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.674097	12.066988	13.05%	1,037,010
2016	10.265765	10.674097	3.98%	918,471
2015	10.889702	10.265765	-5.73%	944,310
2014	10.811191	10.889702	0.73%	589,701
2013*	10.000000	10.811191	8.11%	207,583
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.679797	12.391690	16.03%	2,491,732
2016	10.207837	10.679797	4.62%	1,999,969
2015	10.894591	10.207837	-6.30%	1,837,854
2014	10.949532	10.894591	-0.50%	1,332,622
2013*	10.000000	10.949532	9.50%	417,696
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.964251	14.554241	12.26%	811,832
2016	12.330186	12.964251	5.14%	680,519
2015	12.652825	12.330186	-2.55%	637,025
2014	12.284112	12.652825	3.00%	541,807
2013	10.586292	12.284112	16.04%	451,079
2012	9.564729	10.586292	10.68%	17,750
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.047898	15.175152	16.30%	370,852
2016	12.311451	13.047898	5.98%	285,417
2015	12.690284	12.311451	-2.99%	173,539
2014	12.321460	12.690284	2.99%	118,065
2013	10.065473	12.321460	22.41%	34,568
2012	8.918301	10.065473	12.86%	18,989
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.557554	13.592532	8.24%	244,112
2016	12.026908	12.557554	4.41%	199,685
2015	12.341521	12.026908	-2.55%	208,190
2014	12.038041	12.341521	2.52%	190,751
2013	10.986603	12.038041	9.57%	141,334
2012	10.136240	10.986603	8.39%	55,081

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.290443	12.612591	2.62%	64,398
2016	11.882352	12.290443	3.43%	45,485
2015	12.170461	11.882352	-2.37%	42,262
2014	11.803521	12.170461	3.11%	26,953
2013	12.243899	11.803521	-3.60%	69,251
2012	11.565384	12.243899	5.87%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.154782	13.446111	2.21%	43,794
2016	12.923440	13.154782	1.79%	37,182
2015	13.188452	12.923440	-2.01%	24,277
2014	12.766100	13.188452	3.31%	14,961
2013	13.231603	12.766100	-3.52%	12,889
2012	12.540931	13.231603	5.51%	3,491
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.040008	13.981042	16.12%	18,940
2016	10.973279	12.040008	9.72%	9,588
2015	11.503799	10.973279	-4.61%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.580162	12.984767	12.13%	4,675
2016	10.808234	11.580162	7.14%	0
2015	11.169585	10.808234	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	26.562104	36.950581	39.11%	48,141
2016	25.089180	26.562104	5.87%	47,993
2015	30.407499	25.089180	-17.49%	42,142
2014	32.747134	30.407499	-7.14%	31,822
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.632400	12.702788	0.56%	78,620
2016	12.729829	12.632400	-0.77%	33,070
2015	12.937757	12.729829	-1.61%	18,560
2014	12.560856	12.937757	3.00%	736
2013	13.291183	12.560856	-5.49%	0
2012	13.093826	13.291183	1.51%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.432569	9.330622	-1.08%	363,911
2016	9.575089	9.432569	-1.49%	331,499
2015	9.720901	9.575089	-1.50%	283,333
2014	9.868932	9.720901	-1.50%	180,251
2013	10.019216	9.868932	-1.50%	60,412
2012	10.172213	10.019216	-1.50%	19,182

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.332151	10.429714	25.17%	132,582
2016	8.405428	8.332151	-0.87%	93,031
2015	8.817441	8.405428	-4.67%	81,444
2014	9.016627	8.817441	-2.21%	50,518
2013	7.786405	9.016627	15.80%	6,175
2012	6.860618	7.786405	13.49%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.301272	11.402898	22.60%	260,726
2016	9.393399	9.301272	-0.98%	93,248
2015	9.670779	9.393399	-2.87%	64,059
2014	10.465650	9.670779	-7.60%	34,984
2013	8.780151	10.465650	19.20%	2,516
2012	7.540827	8.780151	16.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	25.539133	29.793487	16.66%	35,303
2016	23.684562	25.539133	7.83%	20,314
2015	24.287676	23.684562	-2.48%	15,860
2014	23.486640	24.287676	3.41%	16,321
2013	18.738447	23.486640	25.34%	8,246
2012	16.414092	18.738447	14.16%	16,216
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.814908	17.312336	9.47%	623,409
2016	15.103185	15.814908	4.71%	541,373
2015	15.359866	15.103185	-1.67%	417,058
2014	14.910100	15.359866	3.02%	325,430
2013	13.345609	14.910100	11.72%	196,083
2012	12.386680	13.345609	7.74%	29,940
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.244283	20.632705	13.09%	155,486
2016	17.190894	18.244283	6.13%	121,799
2015	17.546007	17.190894	-2.02%	85,085
2014	16.930775	17.546007	3.63%	59,354
2013	14.384375	16.930775	17.70%	28,808
2012	13.010184	14.384375	10.56%	8,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.290880	14.877056	4.10%	153,303
2016	13.914635	14.290880	2.70%	180,435
2015	14.089226	13.914635	-1.24%	149,537
2014	13.768156	14.089226	2.33%	93,073
2013	13.333587	13.768156	3.26%	71,724
2012	12.870975	13.333587	3.59%	54,520

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.662339	11.976497	12.33%	583,587
2016	10.239809	10.662339	4.13%	602,776
2015	10.743986	10.239809	-4.69%	593,161
2014	10.646159	10.743986	0.92%	479,004
2013*	10.000000	10.646159	6.46%	165,773
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.720903	12.351930	15.21%	1,241,998
2016	10.176380	10.720903	5.35%	1,190,904
2015	10.756801	10.176380	-5.40%	1,041,465
2014	10.734514	10.756801	0.21%	704,772
2013*	10.000000	10.734514	7.35%	116,896
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	20.089701	22.347330	11.24%	502,832
2016	19.035115	20.089701	5.54%	386,507
2015	19.389892	19.035115	-1.83%	357,988
2014	18.715490	19.389892	3.60%	225,919
2013	16.291577	18.715490	14.88%	142,276
2012	14.926410	16.291577	9.15%	21,236
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	23.236412	26.706428	14.93%	143,177
2016	21.744996	23.236412	6.86%	68,428
2015	22.238462	21.744996	-2.22%	40,606
2014	21.510824	22.238462	3.38%	27,132
2013	17.845023	21.510824	20.54%	19,694
2012	15.925956	17.845023	12.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.239551	18.545900	7.58%	119,938
2016	16.557122	17.239551	4.12%	86,793
2015	16.814401	16.557122	-1.53%	35,945
2014	16.298023	16.814401	3.17%	19,830
2013	14.974615	16.298023	8.84%	16,365
2012	14.071828	14.974615	6.42%	12,660
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.315796	29.183939	25.17%	56,390
2016	22.908312	23.315796	1.78%	64,972
2015	22.187207	22.908312	3.25%	43,029
2014	20.748524	22.187207	6.93%	18,585
2013	15.456042	20.748524	34.24%	527
2012	13.250874	15.456042	16.64%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.228794	11.844396	15.79%	2,674,185
2016	9.566444	10.228794	6.92%	1,813,629
2015	9.935392	9.566444	-3.71%	1,371,679
2014*	10.000000	9.935392	-0.65%	452,527

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.832909	12.986108	19.88%	691,687
2016	9.993562	10.832909	8.40%	382,692
2015	10.131414	9.993562	-1.36%	161,381
2014*	10.000000	10.131414	1.31%	22,308
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	38.682052	44.115898	14.05%	182,199
2016	32.645829	38.682052	18.49%	106,353
2015	34.004748	32.645829	-4.00%	78,598
2014	31.550414	34.004748	7.78%	29,426
2013	24.074509	31.550414	31.05%	2,173
2012	20.806439	24.074509	15.71%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.652937	16.395016	4.74%	134,648
2016	14.625971	15.652937	7.02%	91,462
2015	15.290661	14.625971	-4.35%	75,363
2014	14.943173	15.290661	2.33%	57,024
2013	15.343265	14.943173	-2.61%	25,266
2012	13.877508	15.343265	10.56%	6,334
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.054717	12.433532	23.66%	65,365
2016	10.466118	10.054717	-3.93%	65,167
2015	10.695524	10.466118	-2.14%	58,632
2014	11.007230	10.695524	-2.83%	42,466
2013	9.229482	11.007230	19.26%	29,071
2012	8.111439	9.229482	13.78%	12,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.877250	17.957187	20.70%	57,493
2016	14.386537	14.877250	3.41%	83,000
2015	15.430519	14.386537	-6.77%	77,940
2014	17.343951	15.430519	-11.03%	29,149
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.572048	18.642992	27.94%	138,948
2016	14.504696	14.572048	0.46%	97,708
2015	14.278705	14.504696	1.58%	82,906
2014	13.160554	14.278705	8.50%	46,867
2013	9.940116	13.160554	32.40%	25,053
2012	8.689350	9.940116	14.39%	11,298
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.736777	16.601160	12.65%	143,555
2016	12.891985	14.736777	14.31%	138,624
2015	13.554112	12.891985	-4.89%	117,649
2014	12.481965	13.554112	8.59%	86,596
2013	9.384732	12.481965	33.00%	41,673
2012	8.102602	9.384732	15.82%	17,333

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.670243	18.428096	25.62%	85,919
2016	14.042679	14.670243	4.47%	56,587
2015	14.305996	14.042679	-1.84%	50,169
2014	14.002987	14.305996	2.16%	31,861
2013	10.256516	14.002987	36.53%	8,717
2012	9.082922	10.256516	12.92%	3,728
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.066812	21.380800	12.14%	84,406
2016	16.460353	19.066812	15.83%	42,008
2015	17.207586	16.460353	-4.34%	37,331
2014	14.928741	17.207586	15.26%	21,613
2013	11.170595	14.928741	33.64%	12,040
2012	9.747754	11.170595	14.60%	6,019
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	23.770158	29.185564	22.78%	44,964
2016	22.331628	23.770158	6.44%	33,978
2015	22.552272	22.331628	-0.98%	31,709
2014	22.328965	22.552272	1.00%	16,774
2013	15.747665	22.328965	41.79%	3,608
2012	14.137076	15.747665	11.39%	1,471
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	38.741715	41.502630	7.13%	18,214
2016	31.310190	38.741715	23.74%	11,298
2015	33.920408	31.310190	-7.70%	7,780
2014	32.254860	33.920408	5.16%	4,239
2013	23.385855	32.254860	37.92%	1,300
2012	19.735508	23.385855	18.50%	188
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	34.873514	38.886062	11.51%	13,884
2016	28.890179	34.873514	20.71%	9,290
2015	29.896743	28.890179	-3.37%	5,194
2014	30.184230	29.896743	-0.95%	2,881
2013	21.802509	30.184230	38.44%	273
2012	19.210199	21.802509	13.49%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	24.040613	28.475291	18.45%	6,180
2016	21.955863	24.040613	9.50%	5,544
2015	22.143658	21.955863	-0.85%	4,501
2014	20.105154	22.143658	10.14%	1,160
2013	15.606084	20.105154	28.83%	456
2012	13.917143	15.606084	12.14%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.717662	14.342575	4.56%	175,955
2016	12.993423	13.717662	5.57%	132,394
2015	13.982783	12.993423	-7.08%	92,870
2014	11.038053	13.982783	26.68%	43,758
2013	10.911512	11.038053	1.16%	24,230
2012	9.584620	10.911512	13.84%	4,177
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.197199	16.953077	19.41%	2,016,128
2016	12.938332	14.197199	9.73%	1,355,179
2015	13.012667	12.938332	-0.57%	851,205
2014	11.683009	13.012667	11.38%	385,469
2013*	10.000000	11.683009	16.83%	75,810
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.311469	10.317615	0.06%	172,464
2016	10.213574	10.311469	0.96%	250,797
2015	10.404610	10.213574	-1.84%	215,262
2014	10.511125	10.404610	-1.01%	68,837
2013	10.659964	10.511125	-1.40%	28,218
2012	10.454338	10.659964	1.97%	17,423
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.420425	16.219117	12.47%	325,679
2016	12.111608	14.420425	19.06%	194,444
2015	12.927151	12.111608	-6.31%	143,691
2014	12.552670	12.927151	2.98%	36,419
2013*	10.000000	12.552670	25.53%	6,812
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.855431	16.748820	20.88%	67,223
2016	13.910722	13.855431	-0.40%	43,944
2015	14.696173	13.910722	-5.34%	35,154
2014	16.243345	14.696173	-9.52%	14,106
2013	13.731408	16.243345	18.29%	5,210
2012	11.659822	13.731408	17.77%	469
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.622014	11.534627	8.59%	13,084
2016	10.190706	10.622014	4.23%	12,775
2015	10.864060	10.190706	-6.20%	12,608
2014	10.740556	10.864060	1.15%	12,445
2013	10.146540	10.740556	5.85%	1,198
2012*	10.000000	10.146540	1.47%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.742486	12.416199	15.58%	4,700
2016	10.371341	10.742486	3.58%	4,641
2015	11.619007	10.371341	-10.74%	4,494
2014	11.692584	11.619007	-0.63%	4,286
2013	10.265293	11.692584	13.90%	0
2012*	10.000000	10.265293	2.65%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.974031	12.281780	11.92%	16,976
2016	10.525483	10.974031	4.26%	16,932
2015	11.449748	10.525483	-8.07%	16,141
2014	11.340761	11.449748	0.96%	11,221
2013	10.282947	11.340761	10.29%	2,230
2012*	10.000000	10.282947	2.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	29.983699	40.262527	34.28%	37,991
2016	30.486943	29.983699	-1.65%	35,131
2015	29.854846	30.486943	2.12%	30,173
2014	29.698897	29.854846	0.53%	18,429
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.780309	10.936231	24.55%	227,504
2016	9.162447	8.780309	-4.17%	133,366
2015	9.021770	9.162447	1.56%	82,575
2014*	10.000000	9.021770	-9.78%	11,833
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	26.176685	30.074716	14.89%	47,060
2016	23.876535	26.176685	9.63%	41,088
2015	23.509733	23.876535	1.56%	21,169
2014	21.619216	23.509733	8.74%	10,419
2013	16.698524	21.619216	29.47%	5,846
2012	14.538622	16.698524	14.86%	2,446
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	38.206492	42.870213	12.21%	46,645
2016	32.961659	38.206492	15.91%	27,363
2015	35.635188	32.961659	-7.50%	20,176
2014	32.401575	35.635188	9.98%	9,686
2013	23.392100	32.401575	38.52%	4,718
2012	20.182810	23.392100	15.90%	822
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.298780	11.501952	11.68%	93,205
2016	9.260137	10.298780	11.22%	81,428
2015	10.352353	9.260137	-10.55%	81,274
2014	10.462421	10.352353	-1.05%	91,926
2013	10.610149	10.462421	-1.39%	60,841
2012*	10.000000	10.610149	6.10%	3,234

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.794132	10.591181	8.14%	54,528
2016	8.782427	9.794132	11.52%	33,966
2015	9.132165	8.782427	-3.83%	15,388
2014	9.142817	9.132165	-0.12%	4,360
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.909289	11.899658	9.08%	14,660
2016	10.762483	10.909289	1.36%	19,728
2015	11.770993	10.762483	-8.57%	17,554
2014	11.914392	11.770993	-1.20%	15,723
2013	12.945992	11.914392	-7.97%	4,731
2012	12.490136	12.945992	3.65%	2,123
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.278968	11.249373	-0.26%	404,470
2016	11.302749	11.278968	-0.21%	265,295
2015	11.450958	11.302749	-1.29%	223,979
2014	11.538994	11.450958	-0.76%	175,504
2013	11.741977	11.538994	-1.73%	85,979
2012	11.273050	11.741977	4.16%	28,591
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.101079	10.179339	0.77%	29,812
2016*	10.000000	10.101079	1.01%	12,371
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.652346	10.998452	3.25%	515,765
2016	10.541767	10.652346	1.05%	439,013
2015	10.666500	10.541767	-1.17%	306,481
2014	10.395694	10.666500	2.60%	202,169
2013	10.775226	10.395694	-3.52%	152,314
2012	9.990587	10.775226	7.85%	48,615
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	17.051578	21.261162	24.69%	18,340
2016	17.745902	17.051578	-3.91%	5,967
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.584634	34.591908	25.40%	207,602
2016	31.364509	27.584634	-12.05%	157,984
2015	28.311582	31.364509	10.78%	120,862
2014	21.903420	28.311582	29.26%	66,675
2013	14.774016	21.903420	48.26%	44,097
2012	11.450026	14.774016	29.03%	5,751

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.673558	7.409768	-3.44%	140,924
2016	5.431921	7.673558	41.27%	116,730
2015	8.308666	5.431921	-34.62%	108,180
2014	10.458766	8.308666	-20.56%	73,113
2013	9.626904	10.458766	8.64%	34,616
2012*	10.000000	9.626904	-3.73%	4,647
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.748987	29.443021	23.98%	100,816
2016	22.376223	23.748987	6.13%	76,080
2015	23.391272	22.376223	-4.34%	65,540
2014	24.201975	23.391272	-3.35%	41,390
2013	16.355079	24.201975	47.98%	20,817
2012	15.393121	16.355079	6.25%	8,227

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	38.800587	43.066058	10.99%	12,723
2016	31.612211	38.800587	22.74%	9,415
2015	34.083346	31.612211	-7.25%	7,216
2014	31.809470	34.083346	7.15%	5,288
2013	23.498981	31.809470	35.37%	874
2012	20.169062	23.498981	16.51%	542
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.170800	13.429702	1.97%	36,003
2016	12.828321	13.170800	2.67%	29,863
2015	13.373647	12.828321	-4.08%	31,203
2014	13.163643	13.373647	1.60%	31,651
2013	14.624601	13.163643	-9.99%	30,531
2012	13.847781	14.624601	5.61%	12,743
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	26.768908	29.347712	9.63%	14,827
2016	22.178321	26.768908	20.70%	10,686
2015	22.912332	22.178321	-3.20%	6,490
2014	20.042136	22.912332	14.32%	2,653
2013	15.687623	20.042136	27.76%	1,805
2012	13.724321	15.687623	14.31%	1,109
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	12.461719	14.071240	12.92%	169,693
2016	11.811051	12.461719	5.51%	197,219
2015	12.139277	11.811051	-2.70%	200,331
2014	11.994071	12.139277	1.21%	163,448
2013	10.113887	11.994071	18.59%	93,689
2012*	10.000000	10.113887	1.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.122988	12.744045	14.57%	63,969
2016	9.744228	11.122988	14.15%	60,665
2015*	10.000000	9.744228	-2.56%	5,227

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.943288	16.712206	11.84%	53,301
2016	14.636371	14.943288	2.10%	47,294
2015	15.032422	14.636371	-2.63%	42,265
2014	14.994880	15.032422	0.25%	32,728
2013	13.325434	14.994880	12.53%	9,700
2012	12.321456	13.325434	8.15%	3,579
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.206835	10.749479	5.32%	10,795
2016	9.198451	10.206835	10.96%	1,714
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.847738	9.996237	1.51%	95,145
2016	9.772198	9.847738	0.77%	41,081
2015*	10.000000	9.772198	-2.28%	4,944
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.183290	1.83%	2,319
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.037823	16.529459	9.92%	31,031
2016	11.663635	15.037823	28.93%	19,310
2015	12.678662	11.663635	-8.01%	14,948
2014	12.205609	12.678662	3.88%	12,284
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.801561	13.353207	13.15%	23,428
2016	10.415622	11.801561	13.31%	16,025
2015	10.863731	10.415622	-4.12%	8,222
2014*	10.000000	10.863731	8.64%	141
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	39.966989	44.185071	10.55%	2,291
2016	32.320437	39.966989	23.66%	2,510
2015	33.646506	32.320437	-3.94%	2,517
2014	32.544252	33.646506	3.39%	2,512
2013	23.515604	32.544252	38.39%	2,493
2012	20.658938	23.515604	13.83%	96
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	26.508097	31.602510	19.22%	0
2016	24.184602	26.508097	9.61%	0
2015	24.378637	24.184602	-0.80%	0
2014	21.915734	24.378637	11.24%	0
2013	16.919025	21.915734	29.53%	0
2012	14.898131	16.919025	13.56%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	22.287885	27.842045	24.92%	7,860
2016	21.053590	22.287885	5.86%	7,869
2015	22.003955	21.053590	-4.32%	8,052
2014	20.749127	22.003955	6.05%	7,841
2013	17.460762	20.749127	18.83%	0
2012	16.120166	17.460762	8.32%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.370040	10.550509	1.74%	14,608
2016	9.677776	10.370040	7.15%	678
2015	9.938750	9.677776	-2.63%	1,461
2014	10.047989	9.938750	-1.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	15.130089	16.785480	10.94%	13,638
2016	14.618643	15.130089	3.50%	14,357
2015	14.943153	14.618643	-2.17%	47,396
2014	14.579871	14.943153	2.49%	26,054
2013	13.096219	14.579871	11.33%	16,910
2012	11.934095	13.096219	9.74%	1,640
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.784115	18.048785	14.35%	0
2016	15.168034	15.784115	4.06%	0
2015	15.493642	15.168034	-2.10%	0
2014	15.061455	15.493642	2.87%	0
2013	13.243470	15.061455	13.73%	0
2012	11.909512	13.243470	11.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.548446	19.644413	18.71%	1,959
2016	15.817139	16.548446	4.62%	1,916
2015	16.168132	15.817139	-2.17%	1,759
2014	15.694928	16.168132	3.02%	0
2013	13.144174	15.694928	19.41%	0
2012	11.603570	13.144174	13.28%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.410800	11.889752	14.21%	83,536
2016*	10.000000	10.410800	4.11%	15,567
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.242820	16.488439	-4.38%	30,002
2016	13.131447	17.242820	31.31%	29,458
2015	16.848051	13.131447	-22.06%	26,594
2014	19.637967	16.848051	-14.21%	21,177
2013	16.083805	19.637967	22.10%	17,143
2012	15.615016	16.083805	3.00%	6,076

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.722339	27.391565	10.80%	32,331
2016	21.354259	24.722339	15.77%	24,552
2015	22.673548	21.354259	-5.82%	19,809
2014	21.251873	22.673548	6.69%	18,170
2013	16.904240	21.251873	25.72%	15,865
2012	14.684086	16.904240	15.12%	4,969
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.235772	12.886674	14.69%	83,365
2016*	10.000000	11.235772	12.36%	16,094
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	25.362483	33.630433	32.60%	57,332
2016	25.645772	25.362483	-1.10%	41,414
2015	24.391915	25.645772	5.14%	35,170
2014	22.340738	24.391915	9.18%	31,586
2013	16.702413	22.340738	33.76%	6,301
2012	14.845147	16.702413	12.51%	1,000
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.848848	14.164705	2.28%	74,994
2016	13.477057	13.848848	2.76%	23,652
2015	13.820605	13.477057	-2.49%	7,479
2014	13.305010	13.820605	3.88%	5,332
2013	13.813877	13.305010	-3.68%	5,145
2012	13.300838	13.813877	3.86%	8,424
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	38.667425	45.841769	18.55%	12,633
2016	35.126163	38.667425	10.08%	7,987
2015	36.306858	35.126163	-3.25%	4,596
2014	34.815999	36.306858	4.28%	3,365
2013	26.054250	34.815999	33.63%	2,544
2012	23.124802	26.054250	12.67%	570
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.482786	26.187171	27.85%	9,062
2016	21.983658	20.482786	-6.83%	7,952
2015	21.639179	21.983658	1.59%	3,118
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.992327	12.239861	2.06%	1,812
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.697613	13.984680	10.14%	49,075
2016	11.406598	12.697613	11.32%	45,667
2015	12.366353	11.406598	-7.76%	44,331
2014	12.225632	12.366353	1.15%	33,756
2013	10.043302	12.225632	21.73%	29,320
2012	8.854528	10.043302	13.43%	22,534

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.260483	16.461281	7.87%	57,313
2016	13.607542	15.260483	12.15%	57,130
2015	14.885982	13.607542	-8.59%	19,484
2014	14.467906	14.885982	2.89%	8,241
2013	12.910664	14.467906	12.06%	5,414
2012	11.653327	12.910664	10.79%	415
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	37.183505	40.467260	8.83%	208
2016	29.039191	37.183505	28.05%	449
2015	31.881551	29.039191	-8.92%	268
2014	32.232450	31.881551	-1.09%	158
2013	24.055596	32.232450	33.99%	158
2012	20.660964	24.055596	16.43%	48
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.286254	9.309334	0.25%	5,440
2016	9.172095	9.286254	1.24%	3,644
2015	9.745520	9.172095	-5.88%	4,367
2014	9.730649	9.745520	0.15%	4,209
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.069643	12.315034	11.25%	16,165
2016	10.786953	11.069643	2.62%	4,737
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.975872	10.172263	1.97%	2,456
2016	10.192068	9.975872	-2.12%	2,038
2015	10.174936	10.192068	0.17%	487
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.474707	15.195005	12.77%	2,594
2016	12.106593	13.474707	11.30%	2,659
2015	12.860223	12.106593	-5.86%	2,714
2014	12.552587	12.860223	2.45%	2,699
2013	9.935147	12.552587	26.35%	2,047
2012*	10.000000	9.935147	-0.65%	2,312
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.400445	15.588357	16.33%	81,930
2016	13.983784	13.400445	-4.17%	90,398
2015	15.513267	13.983784	-9.86%	87,734
2014	16.650245	15.513267	-6.83%	31,682
2013	13.529317	16.650245	23.07%	20,374
2012	11.543254	13.529317	17.21%	18,829

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.348801	12.956764	4.92%	24,429
2016	10.806205	12.348801	14.28%	20,010
2015	11.751983	10.806205	-8.05%	15,456
2014	11.725794	11.751983	0.22%	10,834
2013	10.789629	11.725794	8.68%	8,508
2012*	10.000000	10.789629	7.90%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.170218	16.437569	24.81%	8,676
2016	12.618843	13.170218	4.37%	7,267
2015	13.617682	12.618843	-7.33%	9,087
2014	12.836009	13.617682	6.09%	4,888
2013	10.044239	12.836009	27.79%	3,882
2012*	10.000000	10.044239	0.44%	816
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.815559	9.977728	1.65%	12,851
2016	9.762875	9.815559	0.54%	3,945
2015*	10.000000	9.762875	-2.37%	1,524
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	32.095490	41.036602	27.86%	382
2016	32.010671	32.095490	0.26%	439
2015	29.076710	32.010671	10.09%	457
2014	27.256491	29.076710	6.68%	527
2013	21.173835	27.256491	28.73%	1,138
2012	17.382589	21.173835	21.81%	545
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.398546	23.373017	42.53%	26,292
2016	14.644397	16.398546	11.98%	12,967
2015	14.229062	14.644397	2.92%	7,221
2014	13.230980	14.229062	7.54%	7,553
2013	9.936310	13.230980	33.16%	2,688
2012*	10.000000	9.936310	-0.64%	2,038
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	23.832821	30.661694	28.65%	0
2016	25.973819	23.832821	-8.24%	0
2015	28.959507	25.973819	-10.31%	127
2014	33.499463	28.959507	-13.55%	0
2013	29.804798	33.499463	12.40%	232
2012	26.776690	29.804798	11.31%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.601727	10.814437	25.72%	39,698
2016	7.240929	8.601727	18.79%	15,015
2015	9.209577	7.240929	-21.38%	12,204
2014	9.819462	9.209577	-6.21%	279

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.950906	10.165317	2.15%	21,692
2016*	10.000000	9.950906	-0.49%	9,028
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.278389	16.498920	24.25%	5,321
2016	12.408729	13.278389	7.01%	5,243
2015	12.893589	12.408729	-3.76%	652
2014	14.172082	12.893589	-9.02%	3,008
2013	10.203835	14.172082	38.89%	2,762
2012*	10.000000	10.203835	2.04%	703
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	29.752621	34.339861	15.42%	35,385
2016	26.587673	29.752621	11.90%	35,142
2015	27.288613	26.587673	-2.57%	28,351
2014	25.177682	27.288613	8.38%	24,769
2013	18.879545	25.177682	33.36%	1,926
2012	16.565938	18.879545	13.97%	936
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.750743	19.646427	24.73%	58,065
2016	15.421840	15.750743	2.13%	37,816
2015	14.748434	15.421840	4.57%	28,324
2014	14.827911	14.748434	-0.54%	24,285
2013	11.812291	14.827911	25.53%	6,126
2012	10.360352	11.812291	14.01%	404
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.279337	10.271536	10.69%	4,657
2016	8.206307	9.279337	13.08%	728
2015*	10.000000	8.206307	-17.94%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.518590	19.093066	15.59%	0
2016	15.130026	16.518590	9.18%	0
2015	16.571602	15.130026	-8.70%	0
2014	17.204761	16.571602	-3.68%	0
2013	13.260459	17.204761	29.74%	0
2012	10.995515	13.260459	20.60%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.562893	26.197263	6.65%	5,927
2016	20.774734	24.562893	18.23%	3,568
2015	22.105173	20.774734	-6.02%	879
2014	19.899468	22.105173	11.08%	419
2013	15.366307	19.899468	29.50%	348
2012	13.652497	15.366307	12.55%	389

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.158080	17.263241	13.89%	355,323
2016	14.139190	15.158080	7.21%	350,046
2015	14.236307	14.139190	-0.68%	215,254
2014	13.787099	14.236307	3.26%	167,559
2013	11.370678	13.787099	21.25%	93,140
2012	9.991547	11.370678	13.80%	83,496
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.318136	11.489405	1.51%	274,753
2016	11.210365	11.318136	0.96%	224,911
2015	11.424829	11.210365	-1.88%	150,417
2014	11.065597	11.424829	3.25%	111,166
2013	11.548489	11.065597	-4.18%	69,004
2012	11.187080	11.548489	3.23%	28,151
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.547460	20.027113	28.81%	39,502
2016	15.778035	15.547460	-1.46%	36,107
2015	15.057525	15.778035	4.79%	15,947
2014	15.034179	15.057525	0.16%	3,927
2013	11.882881	15.034179	26.52%	3,687
2012	9.896797	11.882881	20.07%	769
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.167261	20.321420	25.69%	51,762
2016	15.071677	16.167261	7.27%	39,755
2015	14.399082	15.071677	4.67%	31,653
2014	13.547789	14.399082	6.28%	19,683
2013	10.627978	13.547789	27.47%	9,841
2012	9.204869	10.627978	15.46%	354
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.251395	17.090445	19.92%	243,168
2016	13.043631	14.251395	9.26%	227,627
2015	13.119893	13.043631	-0.58%	178,756
2014	12.102238	13.119893	8.41%	117,602
2013	9.254218	12.102238	30.78%	80,222
2012	8.038264	9.254218	15.13%	38,534
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	26.050628	30.154151	15.75%	21,086
2016	22.527552	26.050628	15.64%	4,655
2015	24.501990	22.527552	-8.06%	6,883
2014	22.871470	24.501990	7.13%	3,315
2013	17.187714	22.871470	33.07%	3,066
2012	14.789355	17.187714	16.22%	1,595
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.382024	10.928684	16.49%	83,539
2016	9.263430	9.382024	1.28%	43,430
2015*	10.000000	9.263430	-7.37%	5,188

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.316028	22.381909	5.00%	6,925
2016	18.985039	21.316028	12.28%	5,652
2015	19.820365	18.985039	-4.21%	3,684
2014	19.651702	19.820365	0.86%	2,323
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.948686	17.116113	22.71%	5,589
2016	12.490403	13.948686	11.68%	1,241
2015	12.853274	12.490403	-2.82%	1,212
2014	12.264459	12.853274	4.80%	1,214
2013	8.687989	12.264459	41.17%	887
2012	7.561134	8.687989	14.90%	951
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.688931	18.264476	16.42%	0
2016	14.486934	15.688931	8.30%	0
2015	14.791884	14.486934	-2.06%	0
2014	13.609689	14.791884	8.69%	0
2013	9.987496	13.609689	36.27%	0
2012	9.117565	9.987496	9.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.915971	15.218618	17.83%	6,023
2016	12.118511	12.915971	6.58%	4,577
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.586067	13.870830	10.21%	100,088
2016	12.059987	12.586067	4.36%	109,834
2015	12.393614	12.059987	-2.69%	55,681
2014	12.082298	12.393614	2.58%	51,220
2013	10.714519	12.082298	12.77%	23,153
2012	9.809665	10.714519	9.22%	10,798
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.937855	14.736256	13.90%	37,009
2016	12.256900	12.937855	5.56%	20,414
2015	12.630362	12.256900	-2.96%	12,398
2014	12.266075	12.630362	2.97%	5,908
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.736944	12.277824	4.61%	25,981
2016	11.407105	11.736944	2.89%	27,298
2015	11.684228	11.407105	-2.37%	27,657
2014	11.496666	11.684228	1.63%	10,653
2013	11.140023	11.496666	3.20%	2,094
2012	10.537207	11.140023	5.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.614626	11.981528	12.88%	54,521
2016	10.224098	10.614626	3.82%	97,433
2015	10.862050	10.224098	-5.87%	97,280
2014	10.800181	10.862050	0.57%	74,117
2013*	10.000000	10.800181	8.00%	55,623
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.620283	12.303929	15.85%	318,343
2016	10.166400	10.620283	4.46%	358,722
2015	10.866922	10.166400	-6.45%	351,955
2014	10.938387	10.866922	-0.65%	271,191
2013*	10.000000	10.938387	9.38%	99,963
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.794196	14.341530	12.09%	78,438
2016	12.186954	12.794196	4.98%	55,016
2015	12.524925	12.186954	-2.70%	55,076
2014	12.178483	12.524925	2.84%	50,786
2013	10.511275	12.178483	15.86%	45,157
2012	9.511460	10.511275	10.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.876795	14.953421	16.13%	16,798
2016	12.168475	12.876795	5.82%	16,798
2015	12.562036	12.168475	-3.13%	16,363
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.392838	13.393879	8.08%	2,986
2016	11.887203	12.392838	4.25%	2,499
2015	12.216771	11.887203	-2.70%	2,398
2014	11.934538	12.216771	2.36%	2,483
2013	10.908749	11.934538	9.40%	7,112
2012	10.079800	10.908749	8.22%	4,630

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.129254	12.428266	2.47%	19,241
2016	11.744339	12.129254	3.28%	13,914
2015	12.047456	11.744339	-2.52%	11,429
2014	11.702042	12.047456	2.95%	5,206
2013	12.157146	11.702042	-3.74%	15,802
2012	11.500995	12.157146	5.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.982269	13.249628	2.06%	1,177
2016	12.773369	12.982269	1.64%	419
2015	13.055192	12.773369	-2.16%	793
2014	12.656385	13.055192	3.15%	467
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.972935	13.882068	15.95%	792
2016	10.928744	11.972935	9.55%	0
2015	11.474591	10.928744	-4.76%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.515639	12.892832	11.96%	1,599
2016	10.764360	11.515639	6.98%	0
2015	11.141224	10.764360	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	26.006358	36.122641	38.90%	11,792
2016	24.601602	26.006358	5.71%	9,505
2015	29.862097	24.601602	-17.62%	9,225
2014	32.208857	29.862097	-7.29%	6,272
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.368097	12.418127	0.40%	3,683
2016	12.482446	12.368097	-0.92%	3,683
2015	12.705689	12.482446	-1.76%	3,683
2014	12.354370	12.705689	2.84%	2,476
2013	13.092624	12.354370	-5.64%	86
2012	12.917941	13.092624	1.35%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.234687	9.121003	-1.23%	29,561
2016	9.388472	9.234687	-1.64%	12,179
2015	9.545978	9.388472	-1.65%	11,116
2014	9.706126	9.545978	-1.65%	9,762
2013	9.868965	9.706126	-1.65%	9,128
2012	10.034988	9.868965	-1.65%	4,186

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.222863	10.277293	24.98%	10,882
2016	8.307785	8.222863	-1.02%	3,668
2015	8.728301	8.307785	-4.82%	1,641
2014	8.939087	8.728301	-2.36%	0
2013	7.731207	8.939087	15.62%	0
2012	6.822389	7.731207	13.32%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.151249	11.201954	22.41%	14,673
2016	9.255949	9.151249	-1.13%	480
2015	9.543806	9.255949	-3.02%	187
2014	10.344002	9.543806	-7.74%	177
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	25.004822	29.125902	16.48%	18,089
2016	23.224311	25.004822	7.67%	0
2015	23.852035	23.224311	-2.63%	0
2014	23.100556	23.852035	3.25%	0
2013	18.458503	23.100556	25.15%	0
2012	16.193584	18.458503	13.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.631263	17.085329	9.30%	56,283
2016	14.950504	15.631263	4.55%	55,276
2015	15.227773	14.950504	-1.82%	45,919
2014	14.804424	15.227773	2.86%	43,660
2013	13.271239	14.804424	11.55%	34,381
2012	12.336491	13.271239	7.58%	47,035
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.032452	20.362201	12.92%	11,631
2016	17.017118	18.032452	5.97%	10,042
2015	17.395140	17.017118	-2.17%	10,044
2014	16.810804	17.395140	3.48%	4,285
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.991871	14.543673	3.94%	27,596
2016	13.644204	13.991871	2.55%	14,257
2015	13.836473	13.644204	-1.39%	14,437
2014	13.541776	13.836473	2.18%	0
2013	13.134348	13.541776	3.10%	3,766
2012	12.698037	13.134348	3.44%	3,809

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.602978	11.891755	12.15%	78,018
2016	10.198269	10.602978	3.97%	74,323
2015	10.716720	10.198269	-4.84%	68,487
2014	10.635326	10.716720	0.77%	65,765
2013*	10.000000	10.635326	6.35%	23,582
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.661199	12.264497	15.04%	130,734
2016	10.135093	10.661199	5.19%	119,178
2015	10.729490	10.135093	-5.54%	124,175
2014	10.723588	10.729490	0.06%	99,958
2013*	10.000000	10.723588	7.24%	26,045
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.669423	21.846601	11.07%	34,661
2016	18.665241	19.669423	5.38%	4,971
2015	19.042127	18.665241	-1.98%	4,934
2014	18.407859	19.042127	3.45%	4,352
2013	16.048214	18.407859	14.70%	1,725
2012	14.725918	16.048214	8.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	22.750329	26.108061	14.76%	18,059
2016	21.322478	22.750329	6.70%	16,983
2015	21.839610	21.322478	-2.37%	10,029
2014	21.157248	21.839610	3.23%	0
2013	17.578460	21.157248	20.36%	0
2012	15.712035	17.578460	11.88%	6,050
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.878866	18.130322	7.41%	16,391
2016	16.235366	16.878866	3.96%	2,139
2015	16.512796	16.235366	-1.68%	1,255
2014	16.030088	16.512796	3.01%	1,587
2013	14.750895	16.030088	8.67%	987
2012	13.882794	14.750895	6.25%	313
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.045089	28.801336	24.98%	4,506
2016	22.676774	23.045089	1.62%	4,241
2015	21.996440	22.676774	3.09%	2,818
2014	20.601502	21.996440	6.77%	72
2013	15.369911	20.601502	34.04%	0
2012	13.197181	15.369911	16.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.190473	11.782132	15.62%	276,887
2016	9.545097	10.190473	6.76%	232,220
2015	9.928340	9.545097	-3.86%	147,853
2014*	10.000000	9.928340	-0.72%	20,182

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.792322	12.917823	19.69%	64,452
2016	9.971254	10.792322	8.23%	43,444
2015	10.124221	9.971254	-1.51%	17,508
2014*	10.000000	10.124221	1.24%	10,278
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	37.872839	43.127455	13.87%	12,829
2016	32.011469	37.872839	18.31%	6,570
2015	33.394841	32.011469	-4.14%	4,553
2014	31.031799	33.394841	7.61%	3,445
2013	23.714870	31.031799	30.85%	2,037
2012	20.526948	23.714870	15.53%	163
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.325481	16.027675	4.58%	7,557
2016	14.341779	15.325481	6.86%	7,719
2015	15.016419	14.341779	-4.49%	4,899
2014	14.697545	15.016419	2.17%	5,601
2013	15.114071	14.697545	-2.76%	3,453
2012	13.691103	15.114071	10.39%	2,424
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.922807	12.251799	23.47%	721
2016	10.344520	9.922807	-4.08%	753
2015	10.587382	10.344520	-2.29%	752
2014	10.912556	10.587382	-2.98%	727
2013	9.164052	10.912556	19.08%	450
2012	8.066245	9.164052	13.61%	335
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.570542	17.560296	20.52%	2,181
2016	14.111383	14.570542	3.25%	1,432
2015	15.158501	14.111383	-6.91%	119
2014	17.064210	15.158501	-11.17%	109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.380861	18.370489	27.74%	6,414
2016	14.336160	14.380861	0.31%	5,391
2015	14.134326	14.336160	1.43%	3,067
2014	13.047356	14.134326	8.33%	1,319
2013	9.869637	13.047356	32.20%	1,332
2012	8.640935	9.869637	14.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.543434	16.358487	12.48%	4,609
2016	12.742183	14.543434	14.14%	5,099
2015	13.417060	12.742183	-5.03%	5,312
2014	12.374602	13.417060	8.42%	2,296
2013	9.318191	12.374602	32.80%	2,254
2012	8.057449	9.318191	15.65%	991

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.477710	18.158652	25.42%	8,345
2016	13.879452	14.477710	4.31%	8,965
2015	14.161282	13.879452	-1.99%	6,935
2014	13.882497	14.161282	2.01%	4,753
2013	10.183767	13.882497	36.32%	3,961
2012	9.032284	10.183767	12.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.816657	21.068266	11.97%	4,153
2016	16.269097	18.816657	15.66%	3,663
2015	17.033591	16.269097	-4.49%	5,527
2014	14.800321	17.033591	15.09%	1,647
2013	11.091371	14.800321	33.44%	121
2012	9.693418	11.091371	14.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	23.272870	28.531605	22.60%	1,283
2016	21.897684	23.272870	6.28%	668
2015	22.147784	21.897684	-1.13%	92
2014	21.961929	22.147784	0.85%	102
2013	15.512400	21.961929	41.58%	83
2012	13.947162	15.512400	11.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	37.931250	40.572715	6.96%	274
2016	30.701789	37.931250	23.55%	66
2015	33.312036	30.701789	-7.84%	67
2014	31.724661	33.312036	5.00%	68
2013	23.036487	31.724661	37.71%	57
2012	19.470383	23.036487	18.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	34.143917	38.014717	11.34%	1,368
2016	28.328748	34.143917	20.53%	379
2015	29.360475	28.328748	-3.51%	412
2014	29.688039	29.360475	-1.10%	434
2013	21.476771	29.688039	38.23%	271
2012	18.952108	21.476771	13.32%	329
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	23.537668	27.837277	18.27%	1,567
2016	21.529231	23.537668	9.33%	78
2015	21.746498	21.529231	-1.00%	83
2014	19.774667	21.746498	9.97%	84
2013	15.372947	19.774667	28.63%	0
2012	13.730201	15.372947	11.96%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.537596	14.132825	4.40%	22,354
2016	12.842357	13.537596	5.41%	17,513
2015	13.841305	12.842357	-7.22%	12,677
2014	10.943023	13.841305	26.49%	11,616
2013	10.834078	10.943023	1.01%	4,698
2012	9.531130	10.834078	13.67%	1,460
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.118129	16.833064	19.23%	170,626
2016	12.885837	14.118129	9.56%	84,963
2015	12.979641	12.885837	-0.72%	43,360
2014	11.671121	12.979641	11.21%	28,293
2013*	10.000000	11.671121	16.71%	3,738
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.176246	10.166849	-0.09%	5,670
2016	10.094967	10.176246	0.81%	5,482
2015	10.299452	10.094967	-1.99%	2,933
2014	10.420778	10.299452	-1.16%	2,985
2013	10.584447	10.420778	-1.55%	4,090
2012	10.396146	10.584447	1.81%	2,046
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.340085	16.104258	12.30%	30,389
2016	12.062447	14.340085	18.88%	21,934
2015	12.894319	12.062447	-6.45%	14,224
2014	12.539903	12.894319	2.83%	10,132
2013*	10.000000	12.539903	25.40%	3,429
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.694518	16.529178	20.70%	5,267
2016	13.770088	13.694518	-0.55%	3,323
2015	14.569816	13.770088	-5.49%	1,988
2014	16.128251	14.569816	-9.66%	1,692
2013	13.654891	16.128251	18.11%	2,527
2012	11.612565	13.654891	17.59%	1,558
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.554933	11.444391	8.43%	909
2016	10.141738	10.554933	4.07%	909
2015	10.828346	10.141738	-6.34%	1,580
2014	10.721577	10.828346	1.00%	1,292
2013	10.144054	10.721577	5.69%	458
2012*	10.000000	10.144054	1.44%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.674617	12.319019	15.40%	2,786
2016	10.321494	10.674617	3.42%	2,646
2015	11.580816	10.321494	-10.87%	2,164
2014	11.671931	11.580816	-0.78%	434
2013	10.262777	11.671931	13.73%	435
2012*	10.000000	10.262777	2.63%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.904697	12.185655	11.75%	1,737
2016	10.474882	10.904697	4.10%	1,737
2015	11.412092	10.474882	-8.21%	1,737
2014	11.320708	11.412092	0.81%	883
2013	10.280422	11.320708	10.12%	884
2012*	10.000000	10.280422	2.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	29.356440	39.360444	34.08%	5,066
2016	29.894560	29.356440	-1.80%	3,995
2015	29.319400	29.894560	1.96%	3,853
2014	29.210737	29.319400	0.37%	481
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.744693	10.875352	24.37%	19,868
2016	9.139166	8.744693	-4.32%	8,990
2015	9.012580	9.139166	1.40%	8,175
2014*	10.000000	9.012580	-9.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	25.629171	29.400988	14.72%	2,769
2016	23.412674	25.629171	9.47%	1,601
2015	23.088145	23.412674	1.41%	1,054
2014	21.263917	23.088145	8.58%	388
2013	16.449118	21.263917	29.27%	797
2012	14.343366	16.449118	14.68%	390
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	37.407343	41.909802	12.04%	5,199
2016	32.321260	37.407343	15.74%	1,955
2015	34.996153	32.321260	-7.64%	2,587
2014	31.869053	34.996153	9.81%	1,961
2013	23.042708	31.869053	38.30%	1,974
2012	19.911734	23.042708	15.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.225816	11.403130	11.51%	11,442
2016	9.208520	10.225816	11.05%	9,387
2015	10.310360	9.208520	-10.69%	7,064
2014	10.435877	10.310360	-1.20%	2,210
2013	10.599374	10.435877	-1.54%	2,144
2012*	10.000000	10.599374	5.99%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.739502	10.516109	7.97%	7,185
2016	8.746732	9.739502	11.35%	3,027
2015	9.108919	8.746732	-3.98%	2,917
2014	9.133459	9.108919	-0.27%	417
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.782586	11.743583	8.91%	5,056
2016	10.653665	10.782586	1.21%	4,509
2015	11.669747	10.653665	-8.71%	4,404
2014	11.829924	11.669747	-1.35%	51
2013	12.873813	11.829924	-8.11%	41
2012	12.439490	12.873813	3.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.147944	11.101800	-0.41%	31,580
2016	11.188458	11.147944	-0.36%	24,529
2015	11.352455	11.188458	-1.44%	17,615
2014	11.457181	11.352455	-0.91%	7,247
2013	11.676512	11.457181	-1.88%	7,800
2012	11.227334	11.676512	4.00%	12,821
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.090776	10.153517	0.62%	2,860
2016*	10.000000	10.090776	0.91%	868
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.560804	10.887371	3.09%	44,672
2016	10.467077	10.560804	0.90%	47,148
2015	10.607078	10.467077	-1.32%	40,398
2014	10.353544	10.607078	2.45%	34,317
2013	10.747901	10.353544	-3.67%	30,340
2012	9.980493	10.747901	7.69%	38,230
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.700067	20.791280	24.50%	713
2016	17.406524	16.700067	-4.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.306204	34.190769	25.21%	101,577
2016	31.095173	27.306204	-12.19%	67,920
2015	28.111261	31.095173	10.61%	60,347
2014	21.781571	28.111261	29.06%	22,333
2013	14.714212	21.781571	48.03%	19,146
2012	11.421095	14.714212	28.83%	6,745

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.619134	7.346051	-3.58%	26,152
2016	5.401602	7.619134	41.05%	12,565
2015	8.274934	5.401602	-34.72%	10,275
2014	10.432226	8.274934	-20.68%	9,499
2013	9.617126	10.432226	8.48%	9,212
2012*	10.000000	9.617126	-3.83%	1,832
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.314175	28.860100	23.79%	6,934
2016	21.999965	23.314175	5.97%	6,746
2015	23.033032	21.999965	-4.49%	6,699
2014	23.867690	23.033032	-3.50%	4,585
2013	16.153750	23.867690	47.75%	3,584
2012	15.226889	16.153750	6.09%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.225990	12.609964	12.33%	17,245
2016	11.053331	11.225990	1.56%	16,166
2015	11.398410	11.053331	-3.03%	32,873
2014	11.133083	11.398410	2.38%	38,204
2013	10.123337	11.133083	9.97%	33,570
2012*	10.000000	10.123337	1.23%	1,345
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	38.256744	42.419393	10.88%	23,218
2016	31.200744	38.256744	22.61%	23,201
2015	33.673966	31.200744	-7.34%	23,238
2014	31.459395	33.673966	7.04%	28,103
2013	23.263995	31.459395	35.23%	24,225
2012	19.987746	23.263995	16.39%	3,428
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.984597	13.226427	1.86%	27,026
2016	12.659799	12.984597	2.57%	8,702
2015	13.211386	12.659799	-4.18%	7,113
2014	13.017171	13.211386	1.49%	6,733
2013	14.476590	13.017171	-10.08%	7,310
2012	13.721610	14.476590	5.50%	3,768
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	26.453221	28.972226	9.52%	34,179
2016	21.939001	26.453221	20.58%	34,225
2015	22.688162	21.939001	-3.30%	28,569
2014	19.866235	22.688162	14.20%	25,774
2013	15.565748	19.866235	27.63%	20,475
2012	13.631589	15.565748	14.19%	403
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	12.409128	13.997666	12.80%	473,723
2016	11.773146	12.409128	5.40%	434,514
2015	12.112638	11.773146	-2.80%	482,034
2014	11.979930	12.112638	1.11%	556,155
2013	10.112232	11.979930	18.47%	498,478
2012*	10.000000	10.112232	1.12%	42,867
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.104182	12.709605	14.46%	18,098
2016	9.737612	11.104182	14.03%	9,718
2015*	10.000000	9.737612	-2.62%	5,780

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.827213	16.565571	11.72%	524,886
2016	14.537422	14.827213	1.99%	543,263
2015	14.945997	14.537422	-2.73%	559,422
2014	14.923860	14.945997	0.15%	554,563
2013	13.275810	14.923860	12.41%	421,539
2012	12.288096	13.275810	8.04%	28,594
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.189546	10.720397	5.21%	6,819
2016	9.192196	10.189546	10.85%	3,034
2015*	10.000000	9.192196	-8.08%	8,445
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.831075	9.969194	1.40%	7,489
2016	9.765557	9.831075	0.67%	2,473
2015*	10.000000	9.765557	-2.34%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.176426	1.76%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.981834	16.451231	9.81%	26,146
2016	11.632000	14.981834	28.80%	24,573
2015	12.657171	11.632000	-8.10%	20,867
2014	12.197325	12.657171	3.77%	16,209
2013*	10.000000	12.197325	21.97%	7,767
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.769594	13.303536	13.03%	17,907
2016	10.397956	11.769594	13.19%	15,298
2015	10.856344	10.397956	-4.22%	15,328
2014*	10.000000	10.856344	8.56%	13,635
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	39.406965	43.521784	10.44%	1,148
2016	31.899888	39.406965	23.53%	1,857
2015	33.242517	31.899888	-4.04%	1,885
2014	32.186213	33.242517	3.28%	1,764
2013	23.280544	32.186213	38.25%	1,828
2012	20.473298	23.280544	13.71%	865
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	26.136670	31.128111	19.10%	13,412
2016	23.869921	26.136670	9.50%	14,022
2015	24.085928	23.869921	-0.90%	12,831
2014	21.674639	24.085928	11.12%	13,027
2013	16.749922	21.674639	29.40%	10,084
2012	14.764267	16.749922	13.45%	1,156

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.975600	27.424124	24.79%	32,357
2016	20.779660	21.975600	5.76%	36,017
2015	21.739768	20.779660	-4.42%	32,724
2014	20.520863	21.739768	5.94%	32,429
2013	17.286242	20.520863	18.71%	24,289
2012	15.975323	17.286242	8.21%	3,537
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.331401	10.500539	1.64%	11,066
2016	9.651508	10.331401	7.04%	7,503
2015	9.921864	9.651508	-2.72%	3,359
2014	10.041128	9.921864	-1.19%	3,343
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.951678	16.570740	10.83%	52,658
2016	14.460919	14.951678	3.39%	49,268
2015	14.796984	14.460919	-2.27%	32,962
2014	14.451944	14.796984	2.39%	30,461
2013	12.994518	14.451944	11.22%	29,475
2012	11.853500	12.994518	9.63%	1,719
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.597977	17.817867	14.23%	25,653
2016	15.004361	15.597977	3.96%	23,027
2015	15.342047	15.004361	-2.20%	27,293
2014	14.929274	15.342047	2.76%	27,417
2013	13.140604	14.929274	13.61%	25,488
2012	11.829064	13.140604	11.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.353289	19.393080	18.59%	23,376
2016	15.646468	16.353289	4.52%	22,074
2015	16.009966	15.646468	-2.27%	22,074
2014	15.557219	16.009966	2.91%	25,391
2013	13.042099	15.557219	19.28%	23,423
2012	11.525200	13.042099	13.16%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.403804	11.869726	14.09%	16,401
2016*	10.000000	10.403804	4.04%	15,232
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.039350	16.277352	-4.47%	37,163
2016	12.989684	17.039350	31.18%	34,854
2015	16.683154	12.989684	-22.14%	31,705
2014	19.465593	16.683154	-14.29%	33,206
2013	15.958849	19.465593	21.97%	25,087
2012	15.509505	15.958849	2.90%	4,152

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.375886	26.980327	10.68%	100,043
2016	21.076366	24.375886	15.66%	107,014
2015	22.401267	21.076366	-5.91%	104,092
2014	21.018038	22.401267	6.58%	97,974
2013	16.735236	21.018038	25.59%	108,870
2012	14.552109	16.735236	15.00%	21,654
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.228216	12.864962	14.58%	7,094
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	25.007038	33.125525	32.46%	100,326
2016	25.312028	25.007038	-1.20%	98,235
2015	24.098990	25.312028	5.03%	92,436
2014	22.094915	24.098990	9.07%	77,166
2013	16.535427	22.094915	33.62%	52,688
2012	14.711717	16.535427	12.40%	10,507
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.654784	13.952057	2.18%	28,781
2016	13.301694	13.654784	2.65%	24,703
2015	13.654647	13.301694	-2.58%	38,904
2014	13.158621	13.654647	3.77%	29,637
2013	13.675795	13.158621	-3.78%	17,124
2012	13.181320	13.675795	3.75%	6,491
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	38.125550	45.153552	18.43%	58,150
2016	34.669062	38.125550	9.97%	54,982
2015	35.870883	34.669062	-3.35%	56,695
2014	34.432944	35.870883	4.18%	50,710
2013	25.793803	34.432944	33.49%	47,387
2012	22.916990	25.793803	12.55%	5,845
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.195707	25.793978	27.72%	27,099
2016	21.697549	20.195707	-6.92%	30,750
2015	21.379298	21.697549	1.49%	30,064
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.947729	12.181991	1.96%	1,634
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.586187	13.847916	10.02%	231,842
2016	11.317969	12.586187	11.21%	230,227
2015	12.282750	11.317969	-7.85%	234,086
2014	12.155342	12.282750	1.05%	235,024
2013	9.995709	12.155342	21.61%	115,512
2012	8.821565	9.995709	13.31%	4,025

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.095803	16.267133	7.76%	161,559
2016	13.474340	15.095803	12.03%	139,911
2015	14.755268	13.474340	-8.68%	161,001
2014	14.355460	14.755268	2.79%	164,205
2013	12.823360	14.355460	11.95%	128,433
2012	11.586341	12.823360	10.68%	18,894
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	36.662493	39.859784	8.72%	3,234
2016	28.661334	36.662493	27.92%	3,933
2015	31.498756	28.661334	-9.01%	3,483
2014	31.877872	31.498756	-1.19%	3,398
2013	23.815169	31.877872	33.86%	3,574
2012	20.475326	23.815169	16.31%	1,852
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.251671	9.265261	0.15%	133,525
2016	9.147207	9.251671	1.14%	125,888
2015	9.728973	9.147207	-5.98%	129,634
2014	9.724029	9.728973	0.05%	139,294
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.017255	12.244333	11.14%	10,426
2016	10.746793	11.017255	2.52%	10,482
2015	11.613836	10.746793	-7.47%	19,808
2014	11.372017	11.613836	2.13%	19,513
2013	10.191846	11.372017	11.58%	23,293
2012*	10.000000	10.191846	1.92%	3,928
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.938737	10.124128	1.87%	26,594
2016	10.164440	9.938737	-2.22%	38,198
2015	10.157686	10.164440	0.07%	38,614
2014	9.878324	10.157686	2.83%	39,371
2013*	10.000000	9.878324	-1.22%	26,438
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.410910	15.107729	12.65%	47,749
2016	12.061506	13.410910	11.19%	48,451
2015	12.825380	12.061506	-5.96%	48,336
2014	12.531340	12.825380	2.35%	49,650
2013	9.928417	12.531340	26.22%	31,567
2012*	10.000000	9.928417	-0.72%	563
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.296360	15.451603	16.21%	267,886
2016	13.889249	13.296360	-4.27%	299,891
2015	15.424075	13.889249	-9.95%	334,384
2014	16.571392	15.424075	-6.92%	381,531
2013	13.478931	16.571392	22.94%	335,869
2012	11.512000	13.478931	17.09%	26,684

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.290364	12.882390	4.82%	66,646
2016	10.765970	12.290364	14.16%	61,520
2015	11.720147	10.765970	-8.14%	61,322
2014	11.705933	11.720147	0.12%	65,535
2013	10.782323	11.705933	8.57%	49,374
2012*	10.000000	10.782323	7.82%	18,023
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.107873	16.343191	24.68%	47,707
2016	12.571862	13.107873	4.26%	45,363
2015	13.580801	12.571862	-7.43%	44,547
2014	12.814288	13.580801	5.98%	51,373
2013	10.037435	12.814288	27.66%	36,096
2012*	10.000000	10.037435	0.37%	6,003
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.798941	9.950738	1.55%	17,417
2016	9.756238	9.798941	0.44%	15,891
2015*	10.000000	9.756238	-2.44%	25,779
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	31.645736	40.420567	27.73%	36,527
2016	31.594142	31.645736	0.16%	35,643
2015	28.727558	31.594142	9.98%	41,398
2014	26.956617	28.727558	6.57%	36,722
2013	20.962185	26.956617	28.60%	34,978
2012	17.226388	20.962185	21.69%	12,234
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.320797	23.238659	42.39%	23,643
2016	14.589746	16.320797	11.86%	22,044
2015	14.190371	14.589746	2.81%	18,127
2014	13.208445	14.190371	7.43%	15,900
2013	9.929462	13.208445	33.02%	14,896
2012*	10.000000	9.929462	-0.71%	7,638
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	23.498756	30.201271	28.52%	7,624
2016	25.635747	23.498756	-8.34%	8,074
2015	28.611695	25.635747	-10.40%	7,503
2014	33.130857	28.611695	-13.64%	6,433
2013	29.506835	33.130857	12.28%	8,615
2012	26.536056	29.506835	11.20%	2,510
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.569707	10.763266	25.60%	27,388
2016	7.221288	8.569707	18.67%	27,916
2015	9.193954	7.221288	-21.46%	18,949
2014	9.812785	9.193954	-6.31%	6,815

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.944211	10.148188	2.05%	0
2016*	10.000000	9.944211	-0.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.215531	16.404179	24.13%	26,188
2016	12.362520	13.215531	6.90%	24,799
2015	12.858653	12.362520	-3.86%	29,765
2014	14.148077	12.858653	-9.11%	35,922
2013	10.196918	14.148077	38.75%	32,209
2012*	10.000000	10.196918	1.97%	3,490
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	29.335665	33.824310	15.30%	23,174
2016	26.241671	29.335665	11.79%	23,474
2015	26.960908	26.241671	-2.67%	26,471
2014	24.900646	26.960908	8.27%	26,614
2013	18.690785	24.900646	33.22%	20,696
2012	16.417040	18.690785	13.85%	5,353
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.644395	19.494003	24.61%	119,695
2016	15.333259	15.644395	2.03%	100,865
2015	14.678641	15.333259	4.46%	100,108
2014	14.772760	14.678641	-0.64%	95,334
2013	11.780323	14.772760	25.40%	86,300
2012	10.342861	11.780323	13.90%	6,947
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.263630	10.243756	10.58%	7,430
2016	8.200726	9.263630	12.96%	546
2015*	10.000000	8.200726	-17.99%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.415371	18.954527	15.47%	7,881
2016	15.050741	16.415371	9.07%	8,044
2015	16.501542	15.050741	-8.79%	8,141
2014	17.149472	16.501542	-3.78%	7,714
2013	13.231297	17.149472	29.61%	7,471
2012	10.982532	13.231297	20.48%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.372160	25.967473	6.55%	25,914
2016	20.634332	24.372160	18.11%	12,840
2015	21.978136	20.634332	-6.11%	7,985
2014	19.805247	21.978136	10.97%	8,458
2013	15.309114	19.805247	29.37%	9,758
2012	13.615559	15.309114	12.44%	179

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.994535	17.059679	13.77%	1,145,710
2016	14.000824	14.994535	7.10%	1,157,962
2015	14.111333	14.000824	-0.78%	1,094,062
2014	13.679983	14.111333	3.15%	1,053,400
2013	11.293817	13.679983	21.13%	913,985
2012	9.934130	11.293817	13.69%	145,565
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.196015	11.353917	1.41%	338,628
2016	11.100673	11.196015	0.86%	274,928
2015	11.324564	11.100673	-1.98%	267,383
2014	10.979648	11.324564	3.14%	256,855
2013	11.470453	10.979648	-4.28%	256,194
2012	11.122824	11.470453	3.13%	16,042
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.379692	19.790944	28.68%	118,155
2016	15.623617	15.379692	-1.56%	117,983
2015	14.925333	15.623617	4.68%	121,206
2014	14.917365	14.925333	0.05%	122,886
2013	11.802543	14.917365	26.39%	87,918
2012	9.839907	11.802543	19.95%	8,115
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.992791	20.081770	25.57%	145,516
2016	14.924156	15.992791	7.16%	133,270
2015	14.272660	14.924156	4.56%	147,498
2014	13.442503	14.272660	6.18%	150,731
2013	10.556109	13.442503	27.34%	121,311
2012	9.151941	10.556109	15.34%	22,294
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.111928	16.906057	19.80%	585,347
2016	12.929086	14.111928	9.15%	567,627
2015	13.017917	12.929086	-0.68%	567,353
2014	12.020395	13.017917	8.30%	569,919
2013	9.200983	12.020395	30.64%	495,364
2012	8.000182	9.200983	15.01%	57,139
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	25.685564	29.701451	15.63%	17,207
2016	22.234394	25.685564	15.52%	16,848
2015	24.207767	22.234394	-8.15%	17,879
2014	22.619836	24.207767	7.02%	17,561
2013	17.015902	22.619836	32.93%	13,322
2012	14.656457	17.015902	16.10%	326
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.368039	10.901347	16.37%	3,245
2016	9.259011	9.368039	1.18%	3,246
2015*	10.000000	9.259011	-7.41%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.017384	22.045955	4.89%	17,810
2016	18.738048	21.017384	12.16%	15,276
2015	19.582429	18.738048	-4.31%	15,996
2014	19.435544	19.582429	0.76%	15,443
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.826270	16.948707	22.58%	16,897
2016	12.393340	13.826270	11.56%	14,833
2015	12.766378	12.393340	-2.92%	15,891
2014	12.193947	12.766378	4.69%	15,589
2013	8.646821	12.193947	41.02%	15,778
2012	7.532982	8.646821	14.79%	2,115
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.551262	18.085861	16.30%	39
2016	14.374388	15.551262	8.19%	42
2015	14.691900	14.374388	-2.16%	44
2014	13.531460	14.691900	8.58%	44
2013	9.940186	13.531460	36.13%	48
2012	9.083641	9.940186	9.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.802587	15.069736	17.71%	76,058
2016	12.024315	12.802587	6.47%	69,964
2015	12.456988	12.024315	-3.47%	69,921
2014	12.133258	12.456988	2.67%	123,734
2013	9.537949	12.133258	27.21%	119,897
2012	8.358114	9.537949	14.12%	2,675
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.475606	13.735159	10.10%	356,413
2016	11.966272	12.475606	4.26%	394,196
2015	12.309826	11.966272	-2.79%	421,069
2014	12.012839	12.309826	2.47%	414,638
2013	10.663756	12.012839	12.65%	325,140
2012	9.773150	10.663756	9.11%	105,163
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.824306	14.592140	13.79%	214,945
2016	12.161653	12.824306	5.45%	225,530
2015	12.544967	12.161653	-3.06%	226,437
2014	12.195542	12.544967	2.87%	228,813
2013	10.237652	12.195542	19.12%	230,794
2012	9.169449	10.237652	11.65%	33,671

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.633920	12.157713	4.50%	96,972
2016	11.318457	11.633920	2.79%	114,177
2015	11.605240	11.318457	-2.47%	66,768
2014	11.430565	11.605240	1.53%	82,223
2013	11.087244	11.430565	3.10%	54,613
2012	10.497989	11.087244	5.61%	1,547
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.575105	11.924834	12.76%	300,914
2016	10.196370	10.575105	3.71%	299,546
2015	10.843625	10.196370	-5.97%	301,649
2014	10.792845	10.843625	0.47%	307,966
2013*	10.000000	10.792845	7.93%	148,099
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.580763	12.245721	15.74%	461,153
2016	10.138838	10.580763	4.36%	460,887
2015	10.848497	10.138838	-6.54%	511,858
2014	10.930952	10.848497	-0.75%	513,565
2013*	10.000000	10.930952	9.31%	306,341
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.681924	14.201272	11.98%	324,230
2016	12.092268	12.681924	4.88%	402,472
2015	12.440261	12.092268	-2.80%	421,688
2014	12.108469	12.440261	2.74%	471,114
2013	10.461468	12.108469	15.74%	415,030
2012	9.476046	10.461468	10.40%	112,727
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.763725	14.807095	16.01%	131,347
2016	12.073870	12.763725	5.71%	115,209
2015	12.477060	12.073870	-3.23%	171,727
2014	12.145260	12.477060	2.73%	215,198
2013	9.946771	12.145260	22.10%	234,824
2012	8.835604	9.946771	12.58%	36,056
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.284078	13.262867	7.97%	159,460
2016	11.794839	12.284078	4.15%	173,309
2015	12.134187	11.794839	-2.80%	171,322
2014	11.865930	12.134187	2.26%	162,181
2013	10.857085	11.865930	9.29%	167,668
2012	10.042298	10.857085	8.11%	35,190

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.022809	12.306712	2.36%	6,167
2016	11.653100	12.022809	3.17%	5,966
2015	11.966029	11.653100	-2.62%	6,054
2014	11.634780	11.966029	2.85%	6,052
2013	12.099576	11.634780	-3.84%	3,389
2012	11.458211	12.099576	5.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.868367	13.120067	1.96%	2,388
2016	12.674139	12.868367	1.53%	2,386
2015	12.966964	12.674139	-2.26%	2,461
2014	12.583641	12.966964	3.05%	2,597
2013	13.075685	12.583641	-3.76%	1,836
2012	12.424769	13.075685	5.24%	1,042
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.928364	13.816368	15.83%	0
2016	10.899102	11.928364	9.44%	0
2015	11.455121	10.899102	-4.85%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.472795	12.831831	11.85%	0
2016	10.735192	11.472795	6.87%	0
2015	11.122340	10.735192	-3.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	25.641899	35.580349	38.76%	44,206
2016	24.281437	25.641899	5.60%	49,047
2015	29.503519	24.281437	-17.70%	47,267
2014	31.854512	29.503519	-7.38%	43,630
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.194796	12.231708	0.30%	11,932
2016	12.320032	12.194796	-1.02%	3,391
2015	12.553135	12.320032	-1.86%	3,349
2014	12.218455	12.553135	2.74%	4,368
2013	12.961773	12.218455	-5.73%	3,560
2012	12.801881	12.961773	1.25%	2,834
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.104895	8.983698	-1.33%	89,933
2016	9.265915	9.104895	-1.74%	190,975
2015	9.430955	9.265915	-1.75%	159,509
2014	9.598934	9.430955	-1.75%	243,925
2013	9.769905	9.598934	-1.75%	126,053
2012	9.944406	9.769905	-1.75%	1,226

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.150689	10.176760	24.86%	26,745
2016	8.243219	8.150689	-1.12%	26,496
2015	8.669291	8.243219	-4.91%	25,856
2014	8.887692	8.669291	-2.46%	25,383
2013	7.694573	8.887692	15.51%	2,962
2012	6.796997	7.694573	13.21%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.052425	11.069760	22.29%	11,739
2016	9.165287	9.052425	-1.23%	2,488
2015	9.459956	9.165287	-3.11%	2,488
2014	10.263564	9.459956	-7.83%	2,488
2013	8.632502	10.263564	18.89%	1,092
2012	7.432925	8.632502	16.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	24.654450	28.688685	16.36%	49,078
2016	22.922125	24.654450	7.56%	50,553
2015	23.565644	22.922125	-2.73%	51,432
2014	22.846408	23.565644	3.15%	54,359
2013	18.273978	22.846408	25.02%	28,519
2012	16.048045	18.273978	13.87%	845
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.509887	16.935489	9.19%	172,401
2016	14.849467	15.509887	4.45%	189,637
2015	15.140265	14.849467	-1.92%	169,348
2014	14.734335	15.140265	2.75%	153,831
2013	13.221841	14.734335	11.44%	164,346
2012	12.303112	13.221841	7.47%	27,232
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.892430	20.183589	12.81%	35,397
2016	16.902122	17.892430	5.86%	93,828
2015	17.295177	16.902122	-2.27%	63,998
2014	16.731206	17.295177	3.37%	80,379
2013	14.250979	16.731206	17.40%	47,556
2012	12.922393	14.250979	10.28%	17,038
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.795851	14.325377	3.84%	39,403
2016	13.466712	13.795851	2.44%	46,746
2015	13.670380	13.466712	-1.49%	43,031
2014	13.392845	13.670380	2.07%	43,752
2013	13.003124	13.392845	3.00%	65,727
2012	12.584001	13.003124	3.33%	25,122

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.563493	11.835447	12.04%	230,312
2016	10.170610	10.563493	3.86%	230,301
2015	10.698535	10.170610	-4.93%	254,871
2014	10.628092	10.698535	0.66%	254,795
2013*	10.000000	10.628092	6.28%	187,318
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.621510	12.206448	14.92%	265,793
2016	10.107611	10.621510	5.08%	273,624
2015	10.711302	10.107611	-5.64%	285,205
2014	10.716307	10.711302	-0.05%	275,060
2013*	10.000000	10.716307	7.16%	151,557
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.393791	21.518631	10.96%	203,186
2016	18.422356	19.393791	5.27%	195,209
2015	18.813468	18.422356	-2.08%	217,907
2014	18.205323	18.813468	3.34%	224,896
2013	15.887798	18.205323	14.59%	194,299
2012	14.593590	15.887798	8.87%	29,721
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	22.431504	25.716095	14.64%	42,135
2016	21.044992	22.431504	6.59%	34,871
2015	21.577330	21.044992	-2.47%	34,534
2014	20.924427	21.577330	3.12%	59,194
2013	17.402708	20.924427	20.24%	55,050
2012	15.570810	17.402708	11.76%	11,107
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.642354	17.858160	7.31%	44,003
2016	16.024114	16.642354	3.86%	45,015
2015	16.314521	16.024114	-1.78%	48,060
2014	15.853731	16.314521	2.91%	60,259
2013	14.603455	15.853731	8.56%	89,179
2012	13.758057	14.603455	6.14%	10,261
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.866170	28.548787	24.85%	33,046
2016	22.523552	22.866170	1.52%	34,237
2015	21.870050	22.523552	2.99%	26,527
2014	20.503983	21.870050	6.66%	11,352
2013	15.312714	20.503983	33.90%	6,167
2012	13.161472	15.312714	16.34%	1,906
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.164984	11.740739	15.50%	16,481
2016	9.530877	10.164984	6.65%	16,501
2015	9.923636	9.530877	-3.96%	23,988
2014*	10.000000	9.923636	-0.76%	3,167

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.765319	12.872443	19.57%	0
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	37.342141	42.480042	13.76%	16,183
2016	31.594927	37.342141	18.19%	13,676
2015	32.993849	31.594927	-4.24%	9,212
2014	30.690390	32.993849	7.51%	8,927
2013	23.477812	30.690390	30.72%	10,686
2012	20.342486	23.477812	15.41%	2,745
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.110733	15.787057	4.48%	42,244
2016	14.155154	15.110733	6.75%	30,415
2015	14.836111	14.155154	-4.59%	29,218
2014	14.535835	14.836111	2.07%	31,488
2013	14.962997	14.535835	-2.85%	17,737
2012	13.568081	14.962997	10.28%	2,554
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.835683	12.131922	23.35%	8,004
2016	10.264111	9.835683	-4.17%	8,149
2015	10.515782	10.264111	-2.39%	9,091
2014	10.849797	10.515782	-3.08%	6,340
2013	9.120622	10.849797	18.96%	4,048
2012	8.036198	9.120622	13.49%	529
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.369324	17.300233	20.40%	5,075
2016	13.930623	14.369324	3.15%	5,327
2015	14.979570	13.930623	-7.00%	5,880
2014	16.879954	14.979570	-11.26%	3,684
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.254637	18.190808	27.61%	48,807
2016	14.224750	14.254637	0.21%	48,066
2015	14.038767	14.224750	1.32%	49,899
2014	12.972341	14.038767	8.22%	46,931
2013	9.822877	12.972341	32.06%	27,596
2012	8.608756	9.822877	14.10%	1,294
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.415780	16.198467	12.37%	38,038
2016	12.643162	14.415780	14.02%	34,191
2015	13.326338	12.643162	-5.13%	34,325
2014	12.303435	13.326338	8.31%	30,986
2013	9.274032	12.303435	32.67%	20,278
2012	8.027444	9.274032	15.53%	2,752

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.350697	17.981106	25.30%	21,175
2016	13.771644	14.350697	4.20%	18,322
2015	14.065582	13.771644	-2.09%	23,146
2014	13.802708	14.065582	1.90%	16,637
2013	10.135533	13.802708	36.18%	10,209
2012	8.998670	10.135533	12.63%	1,851
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.651519	20.862204	11.85%	14,930
2016	16.142678	18.651519	15.54%	16,169
2015	16.918435	16.142678	-4.59%	19,052
2014	14.715228	16.918435	14.97%	16,643
2013	11.038815	14.715228	33.30%	9,794
2012	9.657332	11.038815	14.31%	1,543
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.946693	28.103221	22.47%	29,845
2016	21.612703	22.946693	6.17%	30,460
2015	21.881801	21.612703	-1.23%	31,424
2014	21.720263	21.881801	0.74%	30,128
2013	15.357297	21.720263	41.43%	24,306
2012	13.821797	15.357297	11.11%	1,182
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	37.399716	39.963615	6.86%	10,537
2016	30.302270	37.399716	23.42%	9,924
2015	32.912037	30.302270	-7.93%	10,160
2014	31.375631	32.912037	4.90%	10,601
2013	22.806201	31.375631	37.57%	6,026
2012	19.295405	22.806201	18.19%	752
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	33.665525	37.444103	11.22%	5,668
2016	27.960178	33.665525	20.41%	5,735
2015	29.007985	27.960178	-3.61%	5,840
2014	29.361478	29.007985	-1.20%	5,629
2013	21.262124	29.361478	38.09%	4,264
2012	18.781832	21.262124	13.21%	746
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	23.207811	27.419352	18.15%	0
2016	21.249049	23.207811	9.22%	0
2015	21.485335	21.249049	-1.10%	142
2014	19.557070	21.485335	9.86%	0
2013	15.219252	19.557070	28.50%	0
2012	13.606781	15.219252	11.85%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.418766	13.994583	4.29%	69,545
2016	12.742525	13.418766	5.31%	66,089
2015	13.747681	12.742525	-7.31%	71,294
2014	10.880056	13.747681	26.36%	67,368
2013	10.782698	10.880056	0.90%	60,987
2012	9.495610	10.782698	13.55%	6,943
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.065600	16.753453	19.11%	272,539
2016	12.850917	14.065600	9.45%	268,849
2015	12.957639	12.850917	-0.82%	214,034
2014	11.663193	12.957639	11.10%	239,903
2013*	10.000000	11.663193	16.63%	159,174
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.086926	10.067388	-0.19%	14,954
2016	10.016511	10.086926	0.70%	11,761
2015	10.229826	10.016511	-2.09%	13,770
2014	10.360863	10.229826	-1.26%	21,598
2013	10.534295	10.360863	-1.65%	25,151
2012	10.357453	10.534295	1.71%	1,307
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.286741	16.028103	12.19%	18,365
2016	12.029765	14.286741	18.76%	13,162
2015	12.872484	12.029765	-6.55%	5,365
2014	12.531398	12.872484	2.72%	5,425
2013*	10.000000	12.531398	25.31%	2,290
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.588149	16.384184	20.58%	27,543
2016	13.676995	13.588149	-0.65%	26,351
2015	14.486038	13.676995	-5.58%	29,595
2014	16.051858	14.486038	-9.75%	24,578
2013	13.604035	16.051858	17.99%	14,127
2012	11.581113	13.604035	17.47%	830
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.510380	11.384526	8.32%	73,545
2016	10.109175	10.510380	3.97%	73,884
2015	10.804568	10.109175	-6.44%	80,888
2014	10.708920	10.804568	0.89%	79,356
2013	10.142390	10.708920	5.59%	18,298
2012*	10.000000	10.142390	1.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.629561	12.254589	15.29%	15,074
2016	10.288350	10.629561	3.32%	15,061
2015	11.555381	10.288350	-10.96%	14,778
2014	11.658148	11.555381	-0.88%	20,511
2013	10.261092	11.658148	13.62%	18,765
2012*	10.000000	10.261092	2.61%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.858664	12.121917	11.63%	19,388
2016	10.441262	10.858664	4.00%	18,066
2015	11.387046	10.441262	-8.31%	19,196
2014	11.307362	11.387046	0.70%	19,284
2013	10.278741	11.307362	10.01%	13,771
2012*	10.000000	10.278741	2.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	28.945022	38.769523	33.94%	21,053
2016	29.505521	28.945022	-1.90%	18,829
2015	28.967317	29.505521	1.86%	24,789
2014	28.889338	28.967317	0.27%	22,257
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.721003	10.834904	24.24%	7,864
2016	9.123662	8.721003	-4.41%	3,836
2015	9.006445	9.123662	1.30%	5,130
2014*	10.000000	9.006445	-9.94%	400
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	25.270018	28.959603	14.60%	12,171
2016	23.108011	25.270018	9.36%	9,956
2015	22.810911	23.108011	1.30%	10,024
2014	21.029962	22.810911	8.47%	9,639
2013	16.284679	21.029962	29.14%	8,609
2012	14.214463	16.284679	14.56%	3,142
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	36.883159	41.280631	11.92%	27,091
2016	31.900693	36.883159	15.62%	27,416
2015	34.575949	31.900693	-7.74%	26,808
2014	31.518440	34.575949	9.70%	22,427
2013	22.812364	31.518440	38.16%	18,391
2012	19.732795	22.812364	15.61%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.177430	11.337668	11.40%	112,286
2016	9.174242	10.177430	10.93%	120,678
2015	10.282437	9.174242	-10.78%	132,421
2014	10.418202	10.282437	-1.30%	133,268
2013	10.592193	10.418202	-1.64%	221,472
2012*	10.000000	10.592193	5.92%	21,060

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.703224	10.466306	7.86%	5,556
2016	8.722997	9.703224	11.24%	4,684
2015	9.093453	8.722997	-4.07%	8,891
2014	9.127227	9.093453	-0.37%	1,215
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.698826	11.640547	8.80%	24,358
2016	10.581627	10.698826	1.11%	20,132
2015	11.602645	10.581627	-8.80%	21,134
2014	11.773874	11.602645	-1.45%	20,894
2013	12.825863	11.773874	-8.20%	12,306
2012	12.405808	12.825863	3.39%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.061363	11.004411	-0.51%	103,178
2016	11.112815	11.061363	-0.46%	159,065
2015	11.287188	11.112815	-1.54%	163,111
2014	11.402909	11.287188	-1.01%	158,771
2013	11.633026	11.402909	-1.98%	139,694
2012	11.196933	11.633026	3.89%	11,937
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.083914	10.136327	0.52%	0
2016*	10.000000	10.083914	0.84%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.500133	10.813864	2.99%	141,340
2016	10.417511	10.500133	0.79%	147,426
2015	10.567590	10.417511	-1.42%	170,813
2014	10.325496	10.567590	2.34%	167,242
2013	10.729699	10.325496	-3.77%	175,601
2012	9.973762	10.729699	7.58%	35,918
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.469492	20.483453	24.37%	879
2016	17.183618	16.469492	-4.16%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.121882	33.925565	25.09%	64,112
2016	30.916649	27.121882	-12.27%	67,272
2015	27.978326	30.916649	10.50%	73,964
2014	21.700606	27.978326	28.93%	70,650
2013	14.674413	21.700606	47.88%	108,735
2012	11.401817	14.674413	28.70%	16,445

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.583041	7.303833	-3.68%	66,534
2016	5.381461	7.583041	40.91%	77,198
2015	8.252493	5.381461	-34.79%	74,583
2014	10.414541	8.252493	-20.76%	54,602
2013	9.610602	10.414541	8.37%	62,147
2012*	10.000000	9.610602	-3.89%	53,686
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.028372	28.477419	23.66%	45,003
2016	21.752313	23.028372	5.87%	41,417
2015	22.796945	21.752313	-4.58%	46,431
2014	23.647102	22.796945	-3.60%	34,491
2013	16.020725	23.647102	47.60%	28,642
2012	15.116906	16.020725	5.98%	6,280

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.199418	12.573729	12.27%	0
2016	11.032759	11.199418	1.51%	0
2015	11.382979	11.032759	-3.08%	0
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	37.987649	42.099662	10.82%	680
2016	30.997012	37.987649	22.55%	1,280
2015	33.471122	30.997012	-7.39%	1,333
2014	31.285815	33.471122	6.98%	0
2013	23.147413	31.285815	35.16%	0
2012	19.897727	23.147413	16.33%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.892415	13.125869	1.81%	5,281
2016	12.576307	12.892415	2.51%	8,702
2015	13.130947	12.576307	-4.22%	31,302
2014	12.944497	13.130947	1.44%	31,041
2013	14.403095	12.944497	-10.13%	25,321
2012	13.658916	14.403095	5.45%	17,393
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	26.296668	28.786147	9.47%	2,566
2016	21.820239	26.296668	20.52%	2,834
2015	22.576840	21.820239	-3.35%	2,501
2014	19.778824	22.576840	14.15%	1,378
2013	15.505152	19.778824	27.56%	574
2012	13.585449	15.505152	14.13%	255
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	12.382901	13.960993	12.74%	142,186
2016	11.754225	12.382901	5.35%	295,228
2015	12.099329	11.754225	-2.85%	321,531
2014	11.972859	12.099329	1.06%	329,219
2013	10.111402	11.972859	18.41%	177,747
2012*	10.000000	10.111402	1.11%	2,371
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.094759	12.692383	14.40%	104,435
2016	9.734290	11.094759	13.98%	91,837
2015*	10.000000	9.734290	-2.66%	34,607

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.769500	16.492723	11.67%	35,033
2016	14.488185	14.769500	1.94%	35,902
2015	14.902965	14.488185	-2.78%	19,085
2014	14.888462	14.902965	0.10%	8,923
2013	13.251063	14.888462	12.36%	1,899
2012	12.271448	13.251063	7.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.180914	10.705882	5.16%	2,179
2016	9.189070	10.180914	10.79%	0
2015*	10.000000	9.189070	-8.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.822747	9.955696	1.35%	107,850
2016	9.762234	9.822747	0.62%	73,871
2015*	10.000000	9.762234	-2.38%	29,685
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.172992	1.73%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.953937	16.412267	9.75%	585
2016	11.616227	14.953937	28.73%	529
2015	12.646434	11.616227	-8.15%	582
2014	12.193183	12.646434	3.72%	446
2013*	10.000000	12.193183	21.93%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.753669	13.278811	12.98%	5,947
2016	10.389150	11.753669	13.13%	7,046
2015	10.852666	10.389150	-4.27%	7,091
2014*	10.000000	10.852666	8.53%	2,113
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	39.129750	43.193696	10.39%	0
2016	31.691551	39.129750	23.47%	33
2015	33.042230	31.691551	-4.09%	36
2014	32.008588	33.042230	3.23%	39
2013	23.163840	32.008588	38.18%	37
2012	20.381049	23.163840	13.65%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.952768	30.893439	19.04%	0
2016	23.713994	25.952768	9.44%	77
2015	23.940772	23.713994	-0.95%	83
2014	21.554977	23.940772	11.07%	85
2013	16.665914	21.554977	29.34%	94
2012	14.697711	16.665914	13.39%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.820989	27.217386	24.73%	0
2016	20.643949	21.820989	5.70%	0
2015	21.608776	20.643949	-4.46%	3,429
2014	20.407592	21.608776	5.89%	3,335
2013	17.199580	20.407592	18.65%	3,608
2012	15.903347	17.199580	8.15%	3,754
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.312140	10.475644	1.59%	3,512
2016	9.638400	10.312140	6.99%	3,512
2015	9.913430	9.638400	-2.77%	1,564
2014	10.037700	9.913430	-1.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.863124	16.464236	10.77%	26,338
2016	14.382567	14.863124	3.34%	29,505
2015	14.724310	14.382567	-2.32%	16,169
2014	14.388304	14.724310	2.34%	6,988
2013	12.943876	14.388304	11.16%	5,066
2012	11.813333	12.943876	9.57%	582
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.505630	17.703394	14.17%	0
2016	14.923107	15.505630	3.90%	1,875
2015	15.266742	14.923107	-2.25%	1,868
2014	14.863553	15.266742	2.71%	1,868
2013	13.089425	14.863553	13.55%	1,874
2012	11.789001	13.089425	11.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.256438	19.268461	18.53%	930
2016	15.561701	16.256438	4.46%	930
2015	15.931340	15.561701	-2.32%	930
2014	15.488689	15.931340	2.86%	0
2013	12.991258	15.488689	19.22%	0
2012	11.486132	12.991258	13.10%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.400299	11.859697	14.03%	169,779
2016*	10.000000	10.400299	4.00%	24,514
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.938404	16.172698	-4.52%	3,068
2016	12.919284	16.938404	31.11%	3,566
2015	16.601215	12.919284	-22.18%	2,913
2014	19.379865	16.601215	-14.34%	1,893
2013	15.896657	19.379865	21.91%	672
2012	15.456951	15.896657	2.84%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.204327	26.776858	10.63%	13,531
2016	20.938655	24.204327	15.60%	17,899
2015	22.266230	20.938655	-5.96%	11,925
2014	20.901971	22.266230	6.53%	6,091
2013	16.651302	20.901971	25.53%	3,055
2012	14.486509	16.651302	14.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.224444	12.854110	14.52%	139,086
2016*	10.000000	11.224444	12.24%	19,716
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	24.831087	32.875773	32.40%	11,341
2016	25.146696	24.831087	-1.26%	12,916
2015	23.953774	25.146696	4.98%	8,635
2014	21.972957	23.953774	9.01%	3,869
2013	16.452529	21.972957	33.55%	594
2012	14.645431	16.452529	12.34%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.558685	13.846828	2.13%	169,731
2016	13.214778	13.558685	2.60%	54,331
2015	13.572335	13.214778	-2.63%	21,430
2014	13.085958	13.572335	3.72%	21,711
2013	13.607204	13.085958	-3.83%	8,136
2012	13.121907	13.607204	3.70%	564
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	37.857297	44.813124	18.37%	3,208
2016	34.442617	37.857297	9.91%	3,864
2015	35.654732	34.442617	-3.40%	5,021
2014	34.242892	35.654732	4.12%	4,285
2013	25.664469	34.242892	33.43%	3,150
2012	22.813717	25.664469	12.50%	3,198
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.053574	25.599475	27.66%	3,927
2016	21.555789	20.053574	-6.97%	4,318
2015	21.250433	21.555789	1.44%	2,130
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.925450	12.153093	1.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.530780	13.779965	9.97%	2,865
2016	11.273867	12.530780	11.15%	14,050
2015	12.241120	11.273867	-7.90%	14,514
2014	12.120317	12.241120	1.00%	15,627
2013	9.971982	12.120317	21.54%	12,762
2012	8.805115	9.971982	13.25%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.014079	16.170860	7.70%	41,335
2016	13.408196	15.014079	11.98%	72,394
2015	14.690328	13.408196	-8.73%	85,535
2014	14.299561	14.690328	2.73%	87,154
2013	12.779929	14.299561	11.89%	50,725
2012	11.552993	12.779929	10.62%	6,033
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	36.404455	39.559173	8.67%	0
2016	28.474052	36.404455	27.85%	0
2015	31.308873	28.474052	-9.05%	0
2014	31.701841	31.308873	-1.24%	0
2013	23.695704	31.701841	33.79%	0
2012	20.383005	23.695704	16.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.234428	9.243303	0.10%	6,335
2016	9.134796	9.234428	1.09%	3,868
2015	9.720722	9.134796	-6.03%	3,533
2014	9.720720	9.720722	0.00%	291
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.991139	12.209111	11.08%	0
2016	10.726771	10.991139	2.46%	0
2015	11.598103	10.726771	-7.51%	0
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.920214	10.100125	1.81%	0
2016	10.150643	9.920214	-2.27%	0
2015	10.149062	10.150643	0.02%	0
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.379123	15.064278	12.60%	2,889
2016	12.039022	13.379123	11.13%	3,568
2015	12.807989	12.039022	-6.00%	3,636
2014	12.520708	12.807989	2.29%	3,439
2013	9.925045	12.520708	26.15%	640
2012*	10.000000	9.925045	-0.75%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.244589	15.383644	16.15%	31,497
2016	13.842199	13.244589	-4.32%	35,277
2015	15.379658	13.842199	-10.00%	28,643
2014	16.532075	15.379658	-6.97%	26,244
2013	13.453793	16.532075	22.88%	6,041
2012	11.496395	13.453793	17.03%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.261216	12.845318	4.76%	3,937
2016	10.745898	12.261216	14.10%	8,986
2015	11.704252	10.745898	-8.19%	9,492
2014	11.696013	11.704252	0.07%	9,400
2013	10.778669	11.696013	8.51%	5,599
2012*	10.000000	10.778669	7.79%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.076772	16.296147	24.62%	6,610
2016	12.548403	13.076772	4.21%	4,227
2015	13.562370	12.548403	-7.48%	2,744
2014	12.803416	13.562370	5.93%	818
2013	10.034030	12.803416	27.60%	859
2012*	10.000000	10.034030	0.34%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.790637	9.937263	1.50%	10,965
2016	9.752917	9.790637	0.39%	819
2015*	10.000000	9.752917	-2.47%	833
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	31.423185	40.115966	27.66%	0
2016	31.387885	31.423185	0.11%	0
2015	28.554535	31.387885	9.92%	1,649
2014	26.807892	28.554535	6.52%	1,900
2013	20.857130	26.807892	28.53%	1,998
2012	17.148792	20.857130	21.62%	2,252
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.282025	23.171680	42.31%	1,235
2016	14.562470	16.282025	11.81%	0
2015	14.171067	14.562470	2.76%	0
2014	13.197181	14.171067	7.38%	0
2013	9.926040	13.197181	32.96%	0
2012*	10.000000	9.926040	-0.74%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	23.333363	29.973501	28.46%	535
2016	25.468241	23.333363	-8.38%	576
2015	28.439244	25.468241	-10.45%	541
2014	32.947947	28.439244	-13.68%	0
2013	29.358871	32.947947	12.22%	0
2012	26.416467	29.358871	11.14%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.553702	10.737720	25.53%	13,793
2016	7.211469	8.553702	18.61%	0
2015	9.186139	7.211469	-21.50%	0
2014	9.809448	9.186139	-6.35%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.940871	10.139627	2.00%	0
2016*	10.000000	9.940871	-0.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.184204	16.357001	24.07%	0
2016	12.339473	13.184204	6.85%	2,480
2015	12.841227	12.339473	-3.91%	2,599
2014	14.136092	12.841227	-9.16%	1,440
2013	10.193457	14.136092	38.68%	1,666
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	29.129303	33.569344	15.24%	8,856
2016	26.070291	29.129303	11.73%	9,161
2015	26.798471	26.070291	-2.72%	11,779
2014	24.763227	26.798471	8.22%	9,779
2013	18.597094	24.763227	33.16%	3,155
2012	16.343084	18.597094	13.79%	3,495
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.591488	19.418232	24.54%	14,687
2016	15.289156	15.591488	1.98%	6,069
2015	14.643868	15.289156	4.41%	4,916
2014	14.745268	14.643868	-0.69%	3,110
2013	11.764382	14.745268	25.34%	486
2012	10.334130	11.764382	13.84%	398
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.255767	10.229866	10.52%	0
2016	8.197927	9.255767	12.90%	0
2015*	10.000000	8.197927	-18.02%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.363969	18.885589	15.41%	0
2016	15.011228	16.363969	9.01%	0
2015	16.466602	15.011228	-8.84%	273
2014	17.121874	16.466602	-3.83%	268
2013	13.216730	17.121874	29.55%	255
2012	10.976031	13.216730	20.41%	305
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.277290	25.853278	6.49%	717
2016	20.564449	24.277290	18.05%	1,058
2015	21.914860	20.564449	-6.16%	1,064
2014	19.758272	21.914860	10.91%	1,059
2013	15.280576	19.758272	29.30%	1,202
2012	13.597116	15.280576	12.38%	656

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.913334	16.958699	13.72%	469,192
2016	13.932083	14.913334	7.04%	560,578
2015	14.049200	13.932083	-0.83%	398,344
2014	13.626690	14.049200	3.10%	297,564
2013	11.255546	13.626690	21.07%	161,350
2012	9.905519	11.255546	13.63%	43,075
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.135357	11.286691	1.36%	792,624
2016	11.046140	11.135357	0.81%	667,618
2015	11.274673	11.046140	-2.03%	469,934
2014	10.936849	11.274673	3.09%	324,816
2013	11.431553	10.936849	-4.33%	149,112
2012	11.090766	11.431553	3.07%	41,639
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.296414	19.673801	28.62%	14,627
2016	15.546905	15.296414	-1.61%	7,180
2015	14.859628	15.546905	4.63%	6,228
2014	14.859259	14.859628	0.00%	3,522
2013	11.762560	14.859259	26.33%	1,561
2012	9.811580	11.762560	19.88%	1,604
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.906207	19.962916	25.50%	52,072
2016	14.850890	15.906207	7.11%	18,221
2015	14.209820	14.850890	4.51%	15,959
2014	13.390128	14.209820	6.12%	7,935
2013	10.520324	13.390128	27.28%	1,887
2012	9.125578	10.520324	15.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.042646	16.814519	19.74%	435,065
2016	12.872147	14.042646	9.09%	485,215
2015	12.967199	12.872147	-0.73%	384,291
2014	11.979667	12.967199	8.24%	282,637
2013	9.174469	11.979667	30.58%	149,860
2012	7.981188	9.174469	14.95%	54,603
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	25.504808	29.477479	15.58%	19,035
2016	22.089138	25.504808	15.46%	4,546
2015	24.061860	22.089138	-8.20%	4,799
2014	22.494948	24.061860	6.97%	2,515
2013	16.930563	22.494948	32.87%	711
2012	14.590393	16.930563	16.04%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.361049	10.887679	16.31%	99,775
2016	9.256799	9.361049	1.13%	80,643
2015*	10.000000	9.256799	-7.43%	31,158

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.869521	21.879756	4.84%	785
2016	18.615655	20.869521	12.11%	785
2015	19.464422	18.615655	-4.36%	785
2014	19.328266	19.464422	0.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.765398	16.865530	22.52%	6,379
2016	12.345047	13.765398	11.51%	0
2015	12.723102	12.345047	-2.97%	0
2014	12.158791	12.723102	4.64%	0
2013	8.626280	12.158791	40.95%	0
2012	7.518932	8.626280	14.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.482809	17.997105	16.24%	0
2016	14.318384	15.482809	8.13%	0
2015	14.642117	14.318384	-2.21%	0
2014	13.492474	14.642117	8.52%	0
2013	9.916587	13.492474	36.06%	0
2012	9.066692	9.916587	9.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.746293	14.995855	17.65%	44,037
2016	11.977516	12.746293	6.42%	44,037
2015	12.414823	11.977516	-3.52%	39,026
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.420720	13.667802	10.04%	178,597
2016	11.919670	12.420720	4.20%	176,963
2015	12.268131	11.919670	-2.84%	194,499
2014	11.978252	12.268131	2.42%	196,343
2013	10.638464	11.978252	12.59%	65,697
2012	9.754944	10.638464	9.06%	20,971
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.767894	14.520578	13.73%	43,751
2016	12.114297	12.767894	5.40%	43,808
2015	12.502492	12.114297	-3.10%	48,904
2014	12.160437	12.502492	2.81%	5,245
2013	10.213369	12.160437	19.06%	5,393
2012	9.152368	10.213369	11.59%	6,023

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.582781	12.098134	4.45%	18,632
2016	11.274425	11.582781	2.74%	18,551
2015	11.565966	11.274425	-2.52%	20,290
2014	11.397682	11.565966	1.48%	20,956
2013	11.060972	11.397682	3.04%	21,589
2012	10.478460	11.060972	5.56%	11,294
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.555420	11.896590	12.71%	272,864
2016	10.182550	10.555420	3.66%	416,623
2015	10.834446	10.182550	-6.02%	424,311
2014	10.789190	10.834446	0.42%	385,874
2013*	10.000000	10.789190	7.89%	124,480
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.561046	12.216704	15.68%	816,144
2016	10.125079	10.561046	4.31%	1,069,460
2015	10.839288	10.125079	-6.59%	983,627
2014	10.927239	10.839288	-0.80%	810,021
2013*	10.000000	10.927239	9.27%	287,231
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.626111	14.131604	11.92%	39,657
2016	12.045159	12.626111	4.82%	220,932
2015	12.398112	12.045159	-2.85%	300,883
2014	12.073604	12.398112	2.69%	273,578
2013	10.436655	12.073604	15.68%	246,686
2012	9.458397	10.436655	10.34%	14,181
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.707562	14.734467	15.95%	0
2016	12.026843	12.707562	5.66%	19,982
2015	12.434795	12.026843	-3.28%	20,052
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.230031	13.197817	7.91%	29,485
2016	11.748907	12.230031	4.10%	84,270
2015	12.093095	11.748907	-2.85%	135,306
2014	11.831755	12.093095	2.21%	126,452
2013	10.831315	11.831755	9.24%	106,863
2012	10.023566	10.831315	8.06%	19,036

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.969939	12.246366	2.31%	9,423
2016	11.607737	11.969939	3.12%	13,521
2015	11.925518	11.607737	-2.66%	13,783
2014	11.601293	11.925518	2.79%	5,355
2013	12.070883	11.601293	-3.89%	3,764
2012	11.436873	12.070883	5.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.811782	13.055746	1.90%	6,471
2016	12.624814	12.811782	1.48%	6,290
2015	12.923071	12.624814	-2.31%	6,591
2014	12.547427	12.923071	2.99%	617
2013	13.044692	12.547427	-3.81%	615
2012	12.401645	13.044692	5.19%	295
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.906122	13.783614	15.77%	0
2016	10.884312	11.906122	9.39%	0
2015	11.445404	10.884312	-4.90%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.451402	12.801411	11.79%	0
2016	10.720619	11.451402	6.82%	0
2015	11.112897	10.720619	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	25.461436	35.312041	38.69%	3,905
2016	24.122786	25.461436	5.55%	1,571
2015	29.325680	24.122786	-17.74%	2,024
2014	31.678628	29.325680	-7.43%	1,795
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.108969	12.139454	0.25%	6,728
2016	12.239542	12.108969	-1.07%	2,040
2015	12.477473	12.239542	-1.91%	2,017
2014	12.150998	12.477473	2.69%	1,618
2013	12.896769	12.150998	-5.78%	0
2012	12.744186	12.896769	1.20%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.040660	8.915789	-1.38%	9,498
2016	9.205216	9.040660	-1.79%	17,868
2015	9.373944	9.205216	-1.80%	18,990
2014	9.545767	9.373944	-1.80%	18,335
2013	9.720735	9.545767	-1.80%	43,950
2012	9.899405	9.720735	-1.80%	7,446

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.114806	10.126828	24.79%	0
2016	8.211100	8.114806	-1.17%	0
2015	8.639911	8.211100	-4.96%	0
2014	8.862087	8.639911	-2.51%	0
2013	7.676311	8.862087	15.45%	0
2012	6.784317	7.676311	13.15%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.003411	11.004233	22.22%	26,834
2016	9.120290	9.003411	-1.28%	4,181
2015	9.418303	9.120290	-3.16%	167
2014	10.223577	9.418303	-7.88%	157
2013	8.603248	10.223577	18.83%	152
2012	7.411512	8.603248	16.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	24.480921	28.472311	16.30%	0
2016	22.772343	24.480921	7.50%	0
2015	23.423588	22.772343	-2.78%	0
2014	22.720264	23.423588	3.10%	0
2013	18.182340	22.720264	24.96%	0
2012	15.975717	18.182340	13.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.449516	16.861001	9.14%	105,784
2016	14.799176	15.449516	4.39%	126,450
2015	15.096673	14.799176	-1.97%	127,760
2014	14.699388	15.096673	2.70%	95,854
2013	13.197182	14.699388	11.38%	71,945
2012	12.286428	13.197182	7.41%	32,943
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.822756	20.094807	12.75%	10,844
2016	16.844848	17.822756	5.81%	13,031
2015	17.245351	16.844848	-2.32%	13,153
2014	16.691502	17.245351	3.32%	2,280
2013	14.224401	16.691502	17.34%	2,279
2012	12.904880	14.224401	10.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.698722	14.217303	3.79%	18,495
2016	13.378693	13.698722	2.39%	41,947
2015	13.587950	13.378693	-1.54%	77,496
2014	13.318874	13.587950	2.02%	28,262
2013	12.937881	13.318874	2.94%	24,953
2012	12.527245	12.937881	3.28%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.543781	11.807374	11.98%	252,751
2016	10.156788	10.543781	3.81%	285,417
2015	10.689448	10.156788	-4.98%	259,648
2014	10.624476	10.689448	0.61%	242,784
2013*	10.000000	10.624476	6.24%	29,832
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.601725	12.177545	14.86%	431,108
2016	10.093899	10.601725	5.03%	553,260
2015	10.702217	10.093899	-5.68%	540,106
2014	10.712665	10.702217	-0.10%	339,535
2013*	10.000000	10.712665	7.13%	102,557
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.257328	21.356379	10.90%	19,666
2016	18.302010	19.257328	5.22%	117,327
2015	18.700084	18.302010	-2.13%	108,617
2014	18.104816	18.700084	3.29%	90,766
2013	15.808117	18.104816	14.53%	111,912
2012	14.527801	15.808117	8.81%	7,902
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	22.273646	25.522175	14.58%	0
2016	20.907507	22.273646	6.53%	0
2015	21.447290	20.907507	-2.52%	0
2014	20.808912	21.447290	3.07%	0
2013	17.315454	20.808912	20.18%	0
2012	15.500648	17.315454	11.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.525257	17.723504	7.25%	13,349
2016	15.919441	16.525257	3.81%	26,485
2015	16.216208	15.919441	-1.83%	29,105
2014	15.766218	16.216208	2.85%	29,966
2013	14.530234	15.766218	8.51%	24,854
2012	13.696059	14.530234	6.09%	10,378
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.777133	28.423199	24.79%	527
2016	22.447233	22.777133	1.47%	592
2015	21.807049	22.447233	2.94%	2,993
2014	20.455327	21.807049	6.61%	3,057
2013	15.284154	20.455327	33.83%	2,745
2012	13.143632	15.284154	16.29%	3,191
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.152240	11.720081	15.44%	554,178
2016	9.523759	10.152240	6.60%	317,726
2015	9.921279	9.523759	-4.01%	154,050
2014*	10.000000	9.921279	-0.79%	59,849

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.751822	12.849790	19.51%	165,605
2016	9.948971	10.751822	8.07%	95,839
2015	10.117028	9.948971	-1.66%	25,095
2014*	10.000000	10.117028	1.17%	13,016
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	37.079358	42.159701	13.70%	6,278
2016	31.388512	37.079358	18.13%	1,956
2015	32.794989	31.388512	-4.29%	461
2014	30.520937	32.794989	7.45%	0
2013	23.360061	30.520937	30.65%	0
2012	20.250791	23.360061	15.35%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.004468	15.668083	4.42%	5,999
2016	14.062748	15.004468	6.70%	6,204
2015	14.746764	14.062748	-4.64%	6,399
2014	14.455656	14.746764	2.01%	3,709
2013	14.888032	14.455656	-2.90%	696
2012	13.506993	14.888032	10.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.792425	12.072433	23.28%	12,540
2016	10.224146	9.792425	-4.22%	17,444
2015	10.480173	10.224146	-2.44%	17,611
2014	10.818565	10.480173	-3.13%	14,456
2013	9.098988	10.818565	18.90%	4,553
2012	8.021231	9.098988	13.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.269710	17.171596	20.34%	6,384
2016	13.841080	14.269710	3.10%	9,613
2015	14.890866	13.841080	-7.05%	5,795
2014	16.788548	14.890866	-11.30%	1,284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.191906	18.101566	27.55%	32,506
2016	14.169339	14.191906	0.16%	41,308
2015	13.991194	14.169339	1.27%	41,906
2014	12.934965	13.991194	8.17%	37,166
2013	9.799546	12.934965	32.00%	7,891
2012	8.592706	9.799546	14.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.352321	16.118983	12.31%	6,196
2016	12.593902	14.352321	13.96%	6,679
2015	13.281183	12.593902	-5.17%	7,107
2014	12.267987	13.281183	8.26%	770
2013	9.252011	12.267987	32.60%	0
2012	8.012466	9.252011	15.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.287537	17.892890	25.23%	14,924
2016	13.718002	14.287537	4.15%	18,966
2015	14.017936	13.718002	-2.14%	18,166
2014	13.762966	14.017936	1.85%	16,921
2013	10.111494	13.762966	36.11%	3,730
2012	8.981908	10.111494	12.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.569436	20.759846	11.80%	4,691
2016	16.079785	18.569436	15.48%	4,859
2015	16.861109	16.079785	-4.63%	4,307
2014	14.672824	16.861109	14.91%	649
2013	11.012612	14.672824	33.24%	0
2012	9.639322	11.012612	14.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.785227	27.891316	22.41%	4,248
2016	21.471510	22.785227	6.12%	5,455
2015	21.749917	21.471510	-1.28%	5,158
2014	21.600360	21.749917	0.69%	5,335
2013	15.280298	21.600360	41.36%	1,110
2012	13.759512	15.280298	11.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	37.136550	39.662268	6.80%	2,048
2016	30.104323	37.136550	23.36%	2,352
2015	32.713688	30.104323	-7.98%	1,632
2014	31.202424	32.713688	4.84%	682
2013	22.691833	31.202424	37.51%	114
2012	19.208436	22.691833	18.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	33.428583	37.161708	11.17%	434
2016	27.777485	33.428583	20.34%	128
2015	28.833128	27.777485	-3.66%	128
2014	29.199343	28.833128	-1.25%	0
2013	21.155476	29.199343	38.02%	0
2012	18.697175	21.155476	13.15%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	23.044474	27.212555	18.09%	0
2016	21.110203	23.044474	9.16%	0
2015	21.355817	21.110203	-1.15%	0
2014	19.449084	21.355817	9.80%	0
2013	15.142923	19.449084	28.44%	0
2012	13.545453	15.142923	11.79%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.359676	13.925887	4.24%	4,195
2016	12.692848	13.359676	5.25%	4,226
2015	13.701058	12.692848	-7.36%	2,389
2014	10.848682	13.701058	26.29%	1,339
2013	10.757084	10.848682	0.85%	121
2012	9.477882	10.757084	13.50%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.039385	16.713738	19.05%	70,495
2016	12.833474	14.039385	9.40%	40,552
2015	12.946640	12.833474	-0.87%	7,042
2014	11.659226	12.946640	11.04%	2,385
2013*	10.000000	11.659226	16.59%	2,385
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.042521	10.017986	-0.24%	49,798
2016	9.977485	10.042521	0.65%	50,852
2015	10.195152	9.977485	-2.14%	40,284
2014	10.331000	10.195152	-1.31%	26,412
2013	10.509297	10.331000	-1.70%	3,114
2012	10.338148	10.509297	1.66%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.260108	15.990104	12.13%	10,535
2016	12.013426	14.260108	18.70%	2,769
2015	12.861546	12.013426	-6.59%	502
2014	12.527139	12.861546	2.67%	420
2013*	10.000000	12.527139	25.27%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.535236	16.312102	20.52%	2,541
2016	13.630656	13.535236	-0.70%	4,526
2015	14.444317	13.630656	-5.63%	8,118
2014	16.013771	14.444317	-9.80%	5,660
2013	13.578670	16.013771	17.93%	3,567
2012	11.565412	13.578670	17.41%	3,667
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.488150	11.354677	8.26%	5,289
2016	10.092917	10.488150	3.92%	5,289
2015	10.792691	10.092917	-6.48%	5,289
2014	10.702594	10.792691	0.84%	5,289
2013	10.141560	10.702594	5.53%	0
2012*	10.000000	10.141560	1.42%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.607070	12.222457	15.23%	0
2016	10.271796	10.607070	3.26%	0
2015	11.542673	10.271796	-11.01%	0
2014	11.651257	11.542673	-0.93%	0
2013	10.260252	11.651257	13.56%	0
2012*	10.000000	10.260252	2.60%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.835707	12.090156	11.58%	0
2016	10.424473	10.835707	3.94%	0
2015	11.374519	10.424473	-8.35%	0
2014	11.300676	11.374519	0.65%	0
2013	10.277897	11.300676	9.95%	0
2012*	10.000000	10.277897	2.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	28.741356	38.477207	33.87%	945
2016	29.312792	28.741356	-1.95%	964
2015	28.792754	29.312792	1.81%	0
2014	28.729856	28.792754	0.22%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.709183	10.814716	24.18%	1,632
2016	9.115919	8.709183	-4.46%	3,887
2015	9.003381	9.115919	1.25%	3,938
2014*	10.000000	9.003381	-9.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	25.092208	28.741244	14.54%	620
2016	22.957060	25.092208	9.30%	1,751
2015	22.673431	22.957060	1.25%	1,857
2014	20.913854	22.673431	8.41%	105
2013	16.203001	20.913854	29.07%	116
2012	14.150389	16.203001	14.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	36.623622	40.969357	11.87%	2,496
2016	31.692282	36.623622	15.56%	1,308
2015	34.367562	31.692282	-7.78%	1,039
2014	31.344434	34.367562	9.64%	1,041
2013	22.697960	31.344434	38.09%	859
2012	19.643856	22.697960	15.55%	1,093
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.153309	11.305064	11.34%	6,438
2016	9.157129	10.153309	10.88%	348
2015	10.268491	9.157129	-10.82%	366
2014	10.409361	10.268491	-1.35%	324
2013	10.588592	10.409361	-1.69%	307
2012*	10.000000	10.588592	5.89%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.685138	10.441497	7.81%	0
2016	8.711155	9.685138	11.18%	0
2015	9.085729	8.711155	-4.12%	0
2014	9.124117	9.085729	-0.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.657165	11.589335	8.75%	0
2016	10.545781	10.657165	1.06%	0
2015	11.569222	10.545781	-8.85%	0
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.018280	10.955988	-0.57%	64,986
2016	11.075154	11.018280	-0.51%	66,695
2015	11.254659	11.075154	-1.59%	61,494
2014	11.375834	11.254659	-1.07%	41,816
2013	11.611314	11.375834	-2.03%	19,379
2012	11.181746	11.611314	3.84%	14,731
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.080478	10.127724	0.47%	572
2016*	10.000000	10.080478	0.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.469937	10.777277	2.94%	24,884
2016	10.392814	10.469937	0.74%	31,268
2015	10.547913	10.392814	-1.47%	31,926
2014	10.311521	10.547913	2.29%	16,919
2013	10.720627	10.311521	-3.82%	6,659
2012	9.970403	10.720627	7.52%	10,235
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.355298	20.331112	24.31%	0
2016	17.073155	16.355298	-4.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.030101	33.793616	25.02%	3,036
2016	30.827671	27.030101	-12.32%	3,232
2015	27.912004	30.827671	10.45%	3,115
2014	21.660182	27.912004	28.86%	1,385
2013	14.654528	21.660182	47.81%	634
2012	11.392176	14.654528	28.64%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.565042	7.282798	-3.73%	2,250
2016	5.371409	7.565042	40.84%	2,082
2015	8.241290	5.371409	-34.82%	2,264
2014	10.405712	8.241290	-20.80%	1,632
2013	9.607335	10.405712	8.31%	129
2012*	10.000000	9.607335	-3.93%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.886613	28.287779	23.60%	6,457
2016	21.629384	22.886613	5.81%	3,660
2015	22.679656	21.629384	-4.63%	1,161
2014	23.537434	22.679656	-3.64%	560
2013	15.954536	23.537434	47.53%	346
2012	15.062138	15.954536	5.92%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	6,115
2015	11.367500	11.012140	-3.13%	6,115
2014	11.114209	11.367500	2.28%	6,115
2013	10.116462	11.114209	9.86%	6,115
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	37.720118	41.781949	10.77%	665
2016	30.794342	37.720118	22.49%	0
2015	33.269220	30.794342	-7.44%	0
2014	31.112937	33.269220	6.93%	0
2013	23.031215	31.112937	35.09%	0
2012	19.807956	23.031215	16.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.800830	13.025991	1.76%	1,704
2016	12.493311	12.800830	2.46%	1,712
2015	13.050939	12.493311	-4.27%	1,712
2014	12.872186	13.050939	1.39%	1,712
2013	14.329952	12.872186	-10.17%	1,406
2012	13.596485	14.329952	5.39%	1,406
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	26.140946	28.601171	9.41%	379
2016	21.702037	26.140946	20.45%	0
2015	22.465985	21.702037	-3.40%	0
2014	19.691725	22.465985	14.09%	0
2013	15.444726	19.691725	27.50%	0
2012	13.539412	15.444726	14.07%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	12.356692	13.924374	12.69%	0
2016	11.735307	12.356692	5.30%	0
2015	12.086018	11.735307	-2.90%	0
2014	11.965780	12.086018	1.00%	0
2013	10.110570	11.965780	18.35%	0
2012*	10.000000	10.110570	1.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.085342	12.675176	14.34%	1,249
2016	9.730969	11.085342	13.92%	1,360
2015*	10.000000	9.730969	-2.69%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.711924	16.420092	11.61%	8,973
2016	14.439042	14.711924	1.89%	4,483
2015	14.859989	14.439042	-2.83%	3,431
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	0
2015*	10.000000	9.758916	-2.41%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.169566	1.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.926019	16.373310	9.70%	335
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.737699	13.254024	12.92%	1,957
2016	10.380307	11.737699	13.08%	2,134
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	38.854190	42.867748	10.33%	0
2016	31.484344	38.854190	23.41%	0
2015	32.842926	31.484344	-4.14%	0
2014	31.831718	32.842926	3.18%	0
2013	23.047568	31.831718	38.11%	0
2012	20.289105	23.047568	13.60%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.770073	30.660387	18.98%	0
2016	23.559022	25.770073	9.39%	0
2015	23.796436	23.559022	-1.00%	0
2014	21.435938	23.796436	11.01%	0
2013	16.582303	21.435938	29.27%	0
2012	14.631439	16.582303	13.33%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.667347	27.012031	24.67%	0
2016	20.508999	21.667347	5.65%	0
2015	21.478467	20.508999	-4.51%	0
2014	20.294866	21.478467	5.83%	0
2013	17.113277	20.294866	18.59%	0
2012	15.831612	17.113277	8.10%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.292872	10.450759	1.53%	0
2016	9.625280	10.292872	6.94%	0
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.413830	17.589656	14.12%	3,996
2016	14.842293	15.413830	3.85%	3,996
2015	15.191805	14.842293	-2.30%	3,996
2014	14.798126	15.191805	2.66%	3,996
2013	13.038437	14.798126	13.50%	3,996
2012	11.749070	13.038437	10.97%	3,569
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.160196	19.144671	18.47%	0
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.838069	16.068729	-4.57%	1,073
2016	12.849277	16.838069	31.04%	2,004
2015	16.519684	12.849277	-22.22%	1,532
2014	19.294532	16.519684	-14.38%	1,186
2013	15.834717	19.294532	21.85%	850
2012	15.404595	15.834717	2.79%	367

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.033906	26.574823	10.57%	3,373
2016	20.801784	24.033906	15.54%	4,137
2015	22.131963	20.801784	-6.01%	3,829
2014	20.786507	22.131963	6.47%	3,588
2013	16.567748	20.786507	25.46%	3,333
2012	14.421183	16.567748	14.88%	2,842
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.220658	12.843258	14.46%	3,708
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	24.656166	32.627632	32.33%	8,229
2016	24.982242	24.656166	-1.31%	6,802
2015	23.809250	24.982242	4.93%	5,158
2014	21.851505	23.809250	8.96%	3,101
2013	16.369918	21.851505	33.49%	3,101
2012	14.579335	16.369918	12.28%	2,766
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.463234	13.742374	2.07%	7,064
2016	13.128412	13.463234	2.55%	7,064
2015	13.490516	13.128412	-2.68%	5,627
2014	13.013706	13.490516	3.66%	3,732
2013	13.538964	13.013706	-3.88%	3,732
2012	13.062768	13.538964	3.65%	3,307
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	37.590820	44.475111	18.31%	3,606
2016	34.217541	37.590820	9.86%	3,344
2015	35.439781	34.217541	-3.45%	2,773
2014	34.053791	35.439781	4.07%	2,049
2013	25.535746	34.053791	33.36%	2,049
2012	22.710878	25.535746	12.44%	1,840
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.912388	25.406355	27.59%	0
2016	21.414890	19.912388	-7.02%	0
2015	21.122287	21.414890	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.903219	12.124280	1.86%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.932768	16.075119	7.65%	4,096
2016	13.342350	14.932768	11.92%	4,096
2015	14.625625	13.342350	-8.77%	4,096
2014	14.243831	14.625625	2.68%	4,096
2013	12.736606	14.243831	11.83%	4,096
2012	11.519704	12.736606	10.56%	3,658
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	36.148135	39.260695	8.61%	0
2016	28.287927	36.148135	27.79%	0
2015	31.120067	28.287927	-9.10%	0
2014	31.526727	31.120067	-1.29%	0
2013	23.576811	31.526727	33.72%	0
2012	20.291086	23.576811	16.19%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.217198	9.221366	0.05%	12,108
2016	9.122386	9.217198	1.04%	6,581
2015	9.712457	9.122386	-6.08%	2,741
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.965055	12.173964	11.03%	2,497
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.901715	10.076177	1.76%	2,949
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	1,211
2015	15.335356	13.795294	-10.04%	1,211
2014	16.492857	15.335356	-7.02%	1,211
2013	13.428712	16.492857	22.82%	1,211
2012	11.480811	13.428712	16.97%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.232137	12.808340	4.71%	3,969
2016	10.725849	12.232137	14.04%	3,969
2015	11.688376	10.725849	-8.23%	2,239
2014	11.686094	11.688376	0.02%	0
2013	10.775009	11.686094	8.46%	0
2012*	10.000000	10.775009	7.75%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.045758	16.249240	24.56%	0
2016	12.525006	13.045758	4.16%	0
2015	13.543971	12.525006	-7.52%	0
2014	12.792552	13.543971	5.87%	0
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.782323	9.923786	1.45%	18,880
2016	9.749595	9.782323	0.34%	8,409
2015*	10.000000	9.749595	-2.50%	2,552
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	31.201879	39.813229	27.60%	0
2016	31.182661	31.201879	0.06%	0
2015	28.382291	31.182661	9.87%	0
2014	26.659761	28.382291	6.46%	0
2013	20.752441	26.659761	28.47%	0
2012	17.071424	20.752441	21.56%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.243323	23.104895	42.24%	3,536
2016	14.535235	16.243323	11.75%	3,537
2015	14.151760	14.535235	2.71%	2,205
2014	13.185918	14.151760	7.32%	453
2013	9.922620	13.185918	32.89%	1,108
2012*	10.000000	9.922620	-0.77%	613
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	23.169063	29.747361	28.39%	0
2016	25.301766	23.169063	-8.43%	0
2015	28.267752	25.301766	-10.49%	0
2014	32.765980	28.267752	-13.73%	0
2013	29.211587	32.765980	12.17%	0
2012	26.297382	29.211587	11.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.537743	10.712253	25.47%	5,890
2016	7.201666	8.537743	18.55%	5,890
2015	9.178344	7.201666	-21.54%	3,356
2014	9.806114	9.178344	-6.40%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.152922	16.309904	24.00%	0
2016	12.316446	13.152922	6.79%	0
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	28.924180	33.316037	15.18%	4,086
2016	25.899872	28.924180	11.68%	3,401
2015	26.636851	25.899872	-2.77%	1,947
2014	24.626427	26.636851	8.16%	0
2013	18.503779	24.626427	33.09%	0
2012	16.269377	18.503779	13.73%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.538673	19.342636	24.48%	2,885
2016	15.245104	15.538673	1.93%	1,434
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
2013	11.748430	14.717782	25.27%	0
2012	10.325388	11.748430	13.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.247919	10.216004	10.47%	0
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.182718	25.739490	6.44%	798
2016	20.494743	24.182718	17.99%	0
2015	21.851711	20.494743	-6.21%	0
2014	19.711374	21.851711	10.86%	0
2013	15.252060	19.711374	29.24%	0
2012	13.578667	15.252060	12.32%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.832538	16.858262	13.66%	27,114
2016	13.863636	14.832538	6.99%	15,325
2015	13.987301	13.863636	-0.88%	11,492
2014	13.573557	13.987301	3.05%	9,287
2013	11.217368	13.573557	21.00%	9,281
2012	9.876964	11.217368	13.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.075063	11.219869	1.31%	41,228
2016	10.991903	11.075063	0.76%	8,228
2015	11.225029	10.991903	-2.08%	0
2014	10.894232	11.225029	3.04%	1,796
2013	11.392820	10.894232	-4.38%	1,756
2012	11.058827	11.392820	3.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.213557	19.557310	28.55%	17,905
2016	15.470543	15.213557	-1.66%	4,152
2015	14.794166	15.470543	4.57%	2,288
2014	14.801329	14.794166	-0.05%	2,288
2013	11.722659	14.801329	26.26%	0
2012	9.783291	11.722659	19.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.819977	19.844631	25.44%	20,464
2016	14.777877	15.819977	7.05%	6,223
2015	14.147165	14.777877	4.46%	3,061
2014	13.337885	14.147165	6.07%	3,061
2013	10.484616	13.337885	27.21%	0
2012	9.099247	10.484616	15.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.973703	16.723477	19.68%	25,876
2016	12.815446	13.973703	9.04%	12,097
2015	12.916650	12.815446	-0.78%	2,674
2014	11.939049	12.916650	8.19%	4,388
2013	9.148015	11.939049	30.51%	1,809
2012	7.962252	9.148015	14.89%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	25.325198	29.255036	15.52%	457
2016	21.944724	25.325198	15.40%	459
2015	23.916739	21.944724	-8.25%	459
2014	22.370662	23.916739	6.91%	459
2013	16.845598	22.370662	32.80%	634
2012	14.524582	16.845598	15.98%	354
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
2015*	10.000000	9.254592	-7.45%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.722613	21.714704	4.79%	0
2016	18.494009	20.722613	12.05%	0
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	0
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	0
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	0
2013	9.893050	13.453603	35.99%	0
2012	9.049793	9.893050	9.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.366016	13.600705	9.98%	1,574
2016	11.873210	12.366016	4.15%	1,798
2015	12.226538	11.873210	-2.89%	4,926
2014	11.943715	12.226538	2.37%	4,988
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	3,058
2014	11.364802	11.526726	1.42%	3,097
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	6,432
2015	10.825224	10.168701	-6.06%	9,637
2014	10.785501	10.825224	0.37%	9,678
2013*	10.000000	10.785501	7.86%	6,432
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.541352	12.187738	15.62%	28,597
2016	10.111330	10.541352	4.25%	29,007
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	4,614
2013	10.411868	12.038799	15.63%	4,665
2012	9.440750	10.411868	10.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.176222	13.133085	7.86%	0
2016	11.703158	12.176222	4.04%	0
2015	12.052135	11.703158	-2.90%	0
2014	11.797690	12.052135	2.16%	0
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.917211	12.186237	2.26%	4,266
2016	11.562484	11.917211	3.07%	951
2015	11.885069	11.562484	-2.71%	3,169
2014	11.567839	11.885069	2.74%	2,084
2013	12.042223	11.567839	-3.94%	1,358
2012	11.415554	12.042223	5.49%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.755383	12.991665	1.85%	178
2016	12.575628	12.755383	1.43%	175
2015	12.879285	12.575628	-2.36%	185
2014	12.511292	12.879285	2.94%	199
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.883925	13.750936	15.71%	0
2016	10.869528	11.883925	9.33%	0
2015	11.435675	10.869528	-4.95%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.430048	12.771054	11.73%	0
2016	10.706057	11.430048	6.76%	0
2015	11.103458	10.706057	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	25.282169	35.045648	38.62%	375
2016	23.965108	25.282169	5.50%	981
2015	29.148854	23.965108	-17.78%	714
2014	31.503670	29.148854	-7.47%	518
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.023751	12.047914	0.20%	0
2016	12.159574	12.023751	-1.12%	0
2015	12.402262	12.159574	-1.96%	0
2014	12.083894	12.402262	2.63%	0
2013	12.832090	12.083894	-5.83%	0
2012	12.686748	12.832090	1.15%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.976833	8.848353	-1.43%	0
2016	9.144867	8.976833	-1.84%	0
2015	9.317231	9.144867	-1.85%	0
2014	9.492846	9.317231	-1.85%	0
2013	9.671770	9.492846	-1.85%	0
2012	9.854573	9.671770	-1.86%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.079073	10.077118	24.73%	0
2016	8.179105	8.079073	-1.22%	0
2015	8.610632	8.179105	-5.01%	0
2014	8.836548	8.610632	-2.56%	0
2013	7.658091	8.836548	15.39%	0
2012	6.771668	7.658091	13.09%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.954640	10.939083	22.16%	10,587
2016	9.075491	8.954640	-1.33%	10,643
2015	9.376825	9.075491	-3.21%	6,041
2014	10.183736	9.376825	-7.92%	532
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	24.308599	28.257544	16.25%	0
2016	22.623532	24.308599	7.45%	0
2015	23.282376	22.623532	-2.83%	0
2014	22.594794	23.282376	3.04%	0
2013	18.091136	22.594794	24.89%	0
2012	15.903701	18.091136	13.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.389296	16.786754	9.08%	0
2016	14.748986	15.389296	4.34%	0
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.753329	20.006375	12.69%	0
2016	16.787761	17.753329	5.75%	0
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.602302	14.110067	3.73%	0
2016	13.291272	13.602302	2.34%	0
2015	13.506036	13.291272	-1.59%	0
2014	13.245320	13.506036	1.97%	0
2013	12.872988	13.245320	2.89%	0
2012	12.470780	12.872988	3.23%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.581940	12.148650	14.81%	35,634
2016	10.080184	10.581940	4.98%	36,718
2015	10.693121	10.080184	-5.73%	10,133
2014	10.709013	10.693121	-0.15%	10,257
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.121734	21.195240	10.84%	0
2016	18.182380	19.121734	5.17%	0
2015	18.587309	18.182380	-2.18%	0
2014	18.004799	18.587309	3.24%	0
2013	15.728790	18.004799	14.47%	0
2012	14.462282	15.728790	8.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	22.116808	25.329606	14.53%	0
2016	20.770829	22.116808	6.48%	0
2015	21.317933	20.770829	-2.57%	0
2014	20.693940	21.317933	3.02%	0
2013	17.228554	20.693940	20.11%	0
2012	15.430735	17.228554	11.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.408994	17.589881	7.20%	0
2016	15.815463	16.408994	3.75%	0
2015	16.118498	15.815463	-1.88%	0
2014	15.679197	16.118498	2.80%	0
2013	14.457393	15.679197	8.45%	0
2012	13.634356	14.457393	6.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.688415	28.298125	24.72%	178
2016	22.371167	22.688415	1.42%	202
2015	21.744225	22.371167	2.88%	212
2014	20.406789	21.744225	6.55%	229
2013	15.255643	20.406789	33.77%	0
2012	13.125810	15.255643	16.23%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	3,536
2014*	10.000000	9.918927	-0.81%	3,581

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	36.818318	41.841649	13.64%	1,448
2016	31.183360	36.818318	18.07%	1,458
2015	32.597239	31.183360	-4.34%	870
2014	30.352358	32.597239	7.40%	84
2013	23.242853	30.352358	30.59%	0
2012	20.159477	23.242853	15.29%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.898826	15.549865	4.37%	407
2016	13.970826	14.898826	6.64%	388
2015	14.657831	13.970826	-4.69%	403
2014	14.375806	14.657831	1.96%	396
2013	14.813348	14.375806	-2.95%	0
2012	13.446101	14.813348	10.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.749303	12.013167	23.22%	307
2016	10.184302	9.749303	-4.27%	330
2015	10.444650	10.184302	-2.49%	341
2014	10.787388	10.444650	-3.18%	332
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.170697	17.043795	20.27%	0
2016	13.752027	14.170697	3.04%	0
2015	14.802596	13.752027	-7.10%	0
2014	16.697538	14.802596	-11.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.129450	18.012768	27.48%	202
2016	14.114139	14.129450	0.11%	229
2015	13.943797	14.114139	1.22%	240
2014	12.897708	13.943797	8.11%	255
2013	9.776303	12.897708	31.93%	0
2012	8.576687	9.776303	13.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.289109	16.039844	12.25%	0
2016	12.544799	14.289109	13.90%	0
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.224628	17.805065	25.17%	214
2016	13.664533	14.224628	4.10%	240
2015	13.970409	13.664533	-2.19%	238
2014	13.723288	13.970409	1.80%	259
2013	10.087466	13.723288	36.04%	0
2012	8.965139	10.087466	12.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.487687	20.657971	11.74%	0
2016	16.017130	18.487687	15.42%	0
2015	16.803960	16.017130	-4.68%	0
2014	14.630542	16.803960	14.86%	0
2013	10.986464	14.630542	33.17%	0
2012	9.621339	10.986464	14.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.624813	27.680906	22.35%	0
2016	21.331179	22.624813	6.06%	0
2015	21.618773	21.331179	-1.33%	0
2014	21.481055	21.618773	0.64%	0
2013	15.203622	21.481055	41.29%	0
2012	13.697455	15.203622	11.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	36.875115	39.363062	6.75%	0
2016	29.907563	36.875115	23.30%	0
2015	32.516441	29.907563	-8.02%	0
2014	31.030082	32.516441	4.79%	0
2013	22.577981	31.030082	37.44%	0
2012	19.121810	22.577981	18.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	33.193224	36.881337	11.11%	151
2016	27.595923	33.193224	20.28%	0
2015	28.659256	27.595923	-3.71%	0
2014	29.038058	28.659256	-1.30%	0
2013	21.049325	29.038058	37.95%	0
2012	18.612848	21.049325	13.09%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.882210	27.007242	18.03%	0
2016	20.972211	22.882210	9.11%	0
2015	21.227030	20.972211	-1.20%	0
2014	19.341629	21.227030	9.75%	0
2013	15.066929	19.341629	28.37%	0
2012	13.484355	15.066929	11.74%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.300828	13.857502	4.19%	5,712
2016	12.643357	13.300828	5.20%	3,921
2015	13.654599	12.643357	-7.41%	2,009
2014	10.817384	13.654599	26.23%	0
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.013207	16.674114	18.99%	38,541
2016	12.816048	14.013207	9.34%	13,953
2015	12.935645	12.816048	-0.92%	9,505
2014	11.655259	12.935645	10.99%	3,575
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.998329	9.968850	-0.29%	12,080
2016	9.938624	9.998329	0.60%	12,080
2015	10.160615	9.938624	-2.18%	12,080
2014	10.301244	10.160615	-1.37%	12,080
2013	10.484347	10.301244	-1.75%	9,635
2012	10.318874	10.484347	1.60%	8,545
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.233493	15.952153	12.07%	3,873
2016	11.997101	14.233493	18.64%	3,901
2015	12.850623	11.997101	-6.64%	2,301
2014	12.522875	12.850623	2.62%	255
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.482476	16.240280	20.45%	0
2016	13.584419	13.482476	-0.75%	0
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.465961	11.324911	8.21%	0
2016	10.076682	10.465961	3.86%	0
2015	10.780826	10.076682	-6.53%	0
2014	10.696276	10.780826	0.79%	0
2013	10.140730	10.696276	5.48%	0
2012*	10.000000	10.140730	1.41%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.584650	12.190440	15.17%	0
2016	10.255286	10.584650	3.21%	0
2015	11.529993	10.255286	-11.06%	0
2014	11.644390	11.529993	-0.98%	0
2013	10.259416	11.644390	13.50%	0
2012*	10.000000	10.259416	2.59%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.812796	12.058472	11.52%	0
2016	10.407711	10.812796	3.89%	0
2015	11.362025	10.407711	-8.40%	0
2014	11.294009	11.362025	0.60%	0
2013	10.277058	11.294009	9.90%	0
2012*	10.000000	10.277058	2.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	28.538983	38.186898	33.81%	339
2016	29.121185	28.538983	-2.00%	0
2015	28.619119	29.121185	1.75%	0
2014	28.571159	28.619119	0.17%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.697364	10.794560	24.11%	83
2016	9.108170	8.697364	-4.51%	93
2015	9.000321	9.108170	1.20%	101
2014*	10.000000	9.000321	-10.00%	106
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.915556	28.524427	14.48%	0
2016	22.807016	24.915556	9.25%	0
2015	22.536709	22.807016	1.20%	0
2014	20.798334	22.536709	8.36%	0
2013	16.121711	20.798334	29.01%	0
2012	14.086578	16.121711	14.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	36.365766	40.660265	11.81%	317
2016	31.485132	36.365766	15.50%	356
2015	34.160326	31.485132	-7.83%	0
2014	31.171298	34.160326	9.59%	0
2013	22.584078	31.171298	38.02%	0
2012	19.555273	22.584078	15.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.615663	11.538343	8.69%	4,021
2016	10.510045	10.615663	1.00%	4,021
2015	11.535888	10.510045	-8.89%	4,021
2014	11.718051	11.535888	-1.55%	4,021
2013	12.778050	11.718051	-8.30%	4,021
2012	12.372183	12.778050	3.28%	3,559
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.975355	10.907757	-0.62%	7,970
2016	11.037614	10.975355	-0.56%	7,663
2015	11.222225	11.037614	-1.65%	5,773
2014	11.348829	11.222225	-1.12%	5,821
2013	11.589647	11.348829	-2.08%	4,383
2012	11.166580	11.589647	3.79%	3,888
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.439746	10.740747	2.88%	8,289
2016	10.368114	10.439746	0.69%	7,673
2015	10.528196	10.368114	-1.52%	1,935
2014	10.297503	10.528196	2.24%	1,935
2013	10.711515	10.297503	-3.87%	987
2012	9.967028	10.711515	7.47%	6,944
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.241863	20.179847	24.25%	0
2016	16.963350	16.241863	-4.25%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.938602	33.662119	24.96%	4,449
2016	30.738929	26.938602	-12.36%	3,146
2015	27.845830	30.738929	10.39%	1,772
2014	21.619829	27.845830	28.80%	773
2013	14.634667	21.619829	47.73%	870
2012	11.382550	14.634667	28.57%	397

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.547087	7.261819	-3.78%	121
2016	5.361384	7.547087	40.77%	122
2015	8.230100	5.361384	-34.86%	122
2014	10.396890	8.230100	-20.84%	122
2013	9.604073	10.396890	8.26%	1,168
2012*	10.000000	9.604073	-3.96%	606
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.745793	28.099448	23.54%	953
2016	21.507226	22.745793	5.76%	285
2015	22.563055	21.507226	-4.68%	0
2014	23.428352	22.563055	-3.69%	0
2013	15.888672	23.428352	47.45%	0
2012	15.007617	15.888672	5.87%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.119816	12.465354	12.10%	43,040
2016	10.971058	11.119816	1.36%	59,553
2015	11.336651	10.971058	-3.22%	62,077
2014	11.095351	11.336651	2.17%	35,792
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	37.190455	41.153413	10.66%	33,931
2016	30.392797	37.190455	22.37%	28,237
2015	32.868914	30.392797	-7.53%	27,365
2014	30.769933	32.868914	6.82%	15,114
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.619505	12.828437	1.66%	72,023
2016	12.328865	12.619505	2.36%	34,407
2015	12.892289	12.328865	-4.37%	28,492
2014	12.728673	12.892289	1.29%	17,271
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.831977	28.234414	9.30%	109,879
2016	21.467330	25.831977	20.33%	78,024
2015	22.245681	21.467330	-3.50%	57,922
2014	19.518511	22.245681	13.97%	24,551
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	12.304420	13.851396	12.57%	118,882
2016	11.697552	12.304420	5.19%	208,931
2015	12.059422	11.697552	-3.00%	214,335
2014	11.951624	12.059422	0.90%	215,279
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.066538	12.640824	14.23%	236,747
2016	9.724339	11.066538	13.80%	216,799
2015*	10.000000	9.724339	-2.76%	114,260
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.597450	16.275779	11.50%	401,495
2016	14.341252	14.597450	1.79%	396,508
2015	14.774408	14.341252	-2.93%	372,739
2014	14.782617	14.774408	-0.06%	240,847
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.155021	10.662380	5.00%	61,283
2016	9.179683	10.155021	10.62%	18,519
2015*	10.000000	9.179683	-8.20%	13,745
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.797762	9.915255	1.20%	194,035
2016	9.752264	9.797762	0.47%	155,368
2015*	10.000000	9.752264	-2.48%	53,514

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.162694	1.63%	3,032
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.870368	16.295690	9.58%	69,107
2016	11.568929	14.870368	28.54%	49,153
2015	12.614223	11.568929	-8.29%	45,859
2014	12.180737	12.614223	3.56%	30,901
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.705856	13.204650	12.80%	110,866
2016	10.362670	11.705856	12.96%	97,129
2015	10.841571	10.362670	-4.42%	94,104
2014*	10.000000	10.841571	8.42%	26,033
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	38.308649	42.222915	10.22%	0
2016	31.073846	38.308649	23.28%	0
2015	32.447778	31.073846	-4.23%	0
2014	31.480821	32.447778	3.07%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.408165	30.199104	18.86%	0
2016	23.251773	25.408165	9.27%	0
2015	23.510032	23.251773	-1.10%	0
2014	21.199542	23.510032	10.90%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.363167	26.605784	24.54%	31,219
2016	20.241634	21.363167	5.54%	32,967
2015	21.220085	20.241634	-4.61%	24,168
2014	20.071167	21.220085	5.72%	22,174
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.254460	10.401188	1.43%	78,123
2016	9.599118	10.254460	6.83%	53,393
2015	9.888134	9.599118	-2.92%	22,452
2014	10.027409	9.888134	-1.39%	5,775
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.600530	16.148735	10.60%	70,521
2016	14.150012	14.600530	3.18%	78,994
2015	14.508393	14.150012	-2.47%	65,250
2014	14.198993	14.508393	2.18%	21,925
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.231641	17.364091	14.00%	113,061
2016	14.681779	15.231641	3.75%	91,664
2015	15.042833	14.681779	-2.40%	79,164
2014	14.667963	15.042833	2.56%	39,919

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.969231	18.899226	18.35%	80,764
2016	15.310086	15.969231	4.31%	51,324
2015	15.697732	15.310086	-2.47%	33,618
2014	15.284923	15.697732	2.70%	7,969
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.389799	11.829705	13.86%	352,279
2016*	10.000000	10.389799	3.90%	116,175
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.638930	15.862564	-4.67%	88,171
2016	12.710239	16.638930	30.91%	67,081
2015	16.357623	12.710239	-22.30%	49,358
2014	19.124767	16.357623	-14.47%	12,604
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	23.696439	26.175074	10.46%	177,499
2016	20.530551	23.696439	15.42%	177,089
2015	21.865659	20.530551	-6.11%	151,808
2014	20.557336	21.865659	6.36%	67,477
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.213108	12.821584	14.34%	289,526
2016*	10.000000	11.213108	12.13%	114,836
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	24.310026	32.136944	32.20%	216,690
2016	24.656563	24.310026	-1.41%	181,236
2015	23.522829	24.656563	4.82%	125,080
2014	21.610653	23.522829	8.85%	55,130
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.274138	13.535596	1.97%	247,621
2016	12.957186	13.274138	2.45%	112,283
2015	13.328146	12.957186	-2.78%	37,936
2014	12.870188	13.328146	3.56%	8,248
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	37.062979	43.806070	18.19%	73,820
2016	33.771382	37.062979	9.75%	66,953
2015	35.013378	33.771382	-3.55%	57,548
2014	33.678383	35.013378	3.96%	23,217
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.632729	25.024092	27.46%	23,786
2016	21.135613	19.632729	-7.11%	17,915
2015	20.868102	21.135613	1.28%	11,794
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.858851	12.066837	1.75%	6,293

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.365894	13.577929	9.80%	102,823
2016	11.142483	12.365894	10.98%	91,226
2015	12.116992	11.142483	-8.04%	88,765
2014	12.015766	12.116992	0.84%	88,574
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.771344	15.885191	7.54%	235,079
2016	13.211539	14.771344	11.81%	189,946
2015	14.497013	13.211539	-8.87%	182,461
2014	14.132974	14.497013	2.58%	120,150
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	35.640501	38.670023	8.50%	0
2016	27.919019	35.640501	27.66%	0
2015	30.745576	27.919019	-9.19%	0
2014	31.179122	30.745576	-1.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.182821	9.177639	-0.06%	125,143
2016	9.097594	9.182821	0.94%	102,215
2015	9.695951	9.097594	-6.17%	97,942
2014	9.710786	9.695951	-0.15%	62,922
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.913055	12.103922	10.91%	26,276
2016	10.666799	10.913055	2.31%	35,940
2015	11.550900	10.666799	-7.65%	31,299
2014	11.333471	11.550900	1.92%	24,963
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.864769	10.028380	1.66%	68,485
2016	10.109309	9.864769	-2.42%	55,414
2015	10.123204	10.109309	-0.14%	50,553
2014	9.864869	10.123204	2.62%	41,918
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.284075	14.934494	12.42%	9,572
2016	11.971722	13.284075	10.96%	10,404
2015	12.755880	11.971722	-6.15%	10,283
2014	12.488852	12.755880	2.14%	4,650
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.090311	15.181299	15.97%	248,299
2016	13.701831	13.090311	-4.46%	257,592
2015	15.247004	13.701831	-10.13%	266,459
2014	16.414568	15.247004	-7.11%	212,601

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.174147	12.734669	4.60%	35,569
2016	10.685851	12.174147	13.93%	30,299
2015	11.656668	10.685851	-8.33%	26,662
2014	11.666264	11.656668	-0.08%	25,550
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.983884	16.155763	24.43%	86,482
2016	12.478277	12.983884	4.05%	67,617
2015	13.507213	12.478277	-7.62%	65,499
2014	12.770848	13.507213	5.77%	46,838
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.765727	9.896884	1.34%	70,937
2016	9.742955	9.765727	0.23%	51,916
2015*	10.000000	9.742955	-2.57%	11,416
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	30.763694	39.214255	27.47%	1,263
2016	30.776024	30.763694	-0.04%	1,319
2015	28.040748	30.776024	9.75%	1,638
2014	26.365808	28.040748	6.35%	1,040
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.166132	22.971767	42.10%	58,633
2016	14.480865	16.166132	11.64%	52,530
2015	14.113205	14.480865	2.61%	47,421
2014	13.163399	14.113205	7.22%	5,188
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.843636	29.299767	28.26%	6,972
2016	24.971763	22.843636	-8.52%	8,058
2015	27.927566	24.971763	-10.58%	6,794
2014	32.404704	27.927566	-13.82%	3,613
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.505889	10.661459	25.34%	191,382
2016	7.182082	8.505889	18.43%	109,117
2015	9.162735	7.182082	-21.62%	78,774
2014	9.799432	9.162735	-6.50%	51,789
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.930835	10.113958	1.84%	61,724
2016*	10.000000	9.930835	-0.69%	8,974
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.090537	16.216059	23.88%	29,395
2016	12.270492	13.090537	6.68%	22,785
2015	12.788982	12.270492	-4.05%	21,020
2014	14.100140	12.788982	-9.30%	11,166

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	28.518202	32.815061	15.07%	110,802
2016	25.562297	28.518202	11.56%	87,718
2015	26.316484	25.562297	-2.87%	62,076
2014	24.355034	26.316484	8.05%	28,585
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.433584	19.192306	24.35%	192,078
2016	15.157397	15.433584	1.82%	108,750
2015	14.539877	15.157397	4.25%	93,893
2014	14.662964	14.539877	-0.84%	39,310
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.232228	10.188317	10.36%	31,881
2016	8.189545	9.232228	12.73%	12,728
2015*	10.000000	8.189545	-18.10%	5,340
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.210537	18.680041	15.23%	423
2016	14.893173	16.210537	8.85%	422
2015	16.362123	14.893173	-8.98%	424
2014	17.039279	16.362123	-3.97%	432
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.994518	25.513247	6.33%	57,174
2016	20.355923	23.994518	17.87%	42,388
2015	21.725846	20.355923	-6.31%	24,994
2014	19.617821	21.725846	10.75%	11,327
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.672143	16.659012	13.54%	1,901,973
2016	13.727661	14.672143	6.88%	1,438,211
2015	13.864243	13.727661	-0.99%	1,000,665
2014	13.467867	13.864243	2.94%	558,420
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.955312	11.087281	1.20%	658,746
2016	10.884112	10.955312	0.65%	460,742
2015	11.126283	10.884112	-2.18%	211,845
2014	10.809399	11.126283	2.93%	105,534
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.048988	19.326108	28.42%	299,814
2016	15.318758	15.048988	-1.76%	198,154
2015	14.663961	15.318758	4.47%	161,168
2014	14.686033	14.663961	-0.15%	68,923
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.648893	19.610087	25.31%	503,076
2016	14.632935	15.648893	6.94%	396,379
2015	14.022697	14.632935	4.35%	337,778
2014	13.234019	14.022697	5.96%	153,405

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.836706	16.542715	19.56%	1,017,071
2016	12.702711	13.836706	8.93%	817,198
2015	12.816088	12.702711	-0.88%	562,540
2014	11.858170	12.816088	8.08%	265,932
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.969561	28.814927	15.40%	55,947
2016	21.658570	24.969561	15.29%	46,451
2015	23.628957	21.658570	-8.34%	55,614
2014	22.124037	23.628957	6.80%	31,245
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.340096	10.846777	16.13%	176,805
2016	9.250168	9.340096	0.97%	157,803
2015*	10.000000	9.250168	-7.50%	77,215
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.431656	21.388079	4.68%	23,395
2016	18.252878	20.431656	11.94%	18,709
2015	19.114320	18.252878	-4.51%	16,675
2014	19.009644	19.114320	0.55%	9,614
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.584255	16.618259	22.33%	34,896
2016	12.201172	13.584255	11.34%	1,545
2015	12.594061	12.201172	-3.12%	0
2014	12.053878	12.594061	4.48%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.279085	17.733263	16.06%	9,181
2016	14.151526	15.279085	7.97%	8,565
2015	14.493622	14.151526	-2.36%	8,693
2014	13.376068	14.493622	8.35%	15
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.578517	14.775950	17.47%	153,560
2016	11.837882	12.578517	6.26%	90,259
2015	12.288876	11.837882	-3.67%	70,715
2014	11.993938	12.288876	2.46%	44,976
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.257304	13.467439	9.87%	219,282
2016	11.780796	12.257304	4.04%	183,026
2015	12.143745	11.780796	-2.99%	196,848
2014	11.874946	12.143745	2.26%	128,091
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.599919	14.307720	13.55%	370,959
2016	11.973166	12.599919	5.23%	227,895
2015	12.375742	11.973166	-3.25%	238,389
2014	12.055552	12.375742	2.66%	138,181

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.430372	11.920765	4.29%	64,128
2016	11.143052	11.430372	2.58%	68,576
2015	11.448690	11.143052	-2.67%	69,103
2014	11.299369	11.448690	1.32%	58,981
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.496412	11.812087	12.53%	451,771
2016	10.141082	10.496412	3.50%	439,757
2015	10.806831	10.141082	-6.16%	333,456
2014	10.778167	10.806831	0.27%	194,169
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.502021	12.129939	15.50%	831,861
2016	10.083850	10.502021	4.15%	703,836
2015	10.811680	10.083850	-6.73%	715,382
2014	10.916085	10.811680	-0.96%	460,061
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.459980	13.924425	11.75%	310,302
2016	11.904805	12.459980	4.66%	303,579
2015	12.272399	11.904805	-3.00%	285,065
2014	11.969453	12.272399	2.53%	134,918
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.540346	14.518437	15.77%	223,182
2016	11.886699	12.540346	5.50%	220,042
2015	12.308708	11.886699	-3.43%	191,099
2014	12.005828	12.308708	2.52%	21,225
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.069112	13.004341	7.75%	133,681
2016	11.612009	12.069112	3.94%	101,456
2015	11.970472	11.612009	-2.99%	93,526
2014	11.729710	11.970472	2.05%	100,749
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.812447	12.066844	2.15%	75,960
2016	11.472487	11.812447	2.96%	30,069
2015	11.804603	11.472487	-2.81%	17,515
2014	11.501237	11.804603	2.64%	11,232
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.643252	12.864380	1.75%	8,834
2016	12.477752	12.643252	1.33%	7,562
2015	12.792070	12.477752	-2.46%	6,860
2014	12.439242	12.792070	2.84%	3,998
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.839602	13.685744	15.59%	50,525
2016	10.840003	11.839602	9.22%	277
2015	11.416257	10.840003	-5.05%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.387414	12.710506	11.62%	0
2016	10.676966	11.387414	6.65%	0
2015	11.084585	10.676966	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.927100	34.518414	38.48%	28,190
2016	23.652550	24.927100	5.39%	23,441
2015	28.798079	23.652550	-17.87%	17,513
2014	31.156320	28.798079	-7.57%	7,185
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.854920	11.866668	0.10%	34,218
2016	12.001029	11.854920	-1.22%	32,769
2015	12.253042	12.001029	-2.06%	11,165
2014	11.950681	12.253042	2.53%	4,883
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.850415	8.714877	-1.53%	300,478
2016	9.025259	8.850415	-1.94%	398,425
2015	9.204747	9.025259	-1.95%	82,252
2014	9.387808	9.204747	-1.95%	185,544
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.008003	9.978335	24.60%	94,791
2016	8.115402	8.008003	-1.32%	77,686
2015	8.552281	8.115402	-5.11%	69,365
2014	8.785622	8.552281	-2.66%	8,589
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.857738	10.809728	22.04%	294,128
2016	8.986409	8.857738	-1.43%	130,504
2015	9.294249	8.986409	-3.31%	82,441
2014	10.104360	9.294249	-8.02%	46,581
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.967273	27.832483	16.13%	121,864
2016	22.328548	23.967273	7.34%	112,572
2015	23.002243	22.328548	-2.93%	96,160
2014	22.345704	23.002243	2.94%	19,485
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.269557	16.639227	8.97%	430,312
2016	14.649101	15.269557	4.24%	384,915
2015	14.966448	14.649101	-2.12%	158,307
2014	14.594888	14.966448	2.55%	89,420
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.615153	19.830499	12.58%	115,339
2016	16.674050	17.615153	5.64%	101,027
2015	17.096610	16.674050	-2.47%	74,875
2014	16.572851	17.096610	3.16%	16,785

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.411307	13.897812	3.63%	168,814
2016	13.117976	13.411307	2.24%	114,258
2015	13.343536	13.117976	-1.69%	81,956
2014	13.099296	13.343536	1.86%	88,021
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.484880	11.723551	11.81%	304,291
2016	10.115449	10.484880	3.65%	293,452
2015	10.662226	10.115449	-5.13%	255,763
2014	10.613630	10.662226	0.46%	216,655
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.542483	12.091059	14.69%	625,368
2016	10.052806	10.542483	4.87%	535,475
2015	10.674947	10.052806	-5.83%	501,512
2014	10.701720	10.674947	-0.25%	242,440
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.853199	20.876366	10.73%	144,624
2016	17.945268	18.853199	5.06%	112,936
2015	18.363639	17.945268	-2.28%	88,280
2014	17.806277	18.363639	3.13%	63,007
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.806289	24.948616	14.41%	109,021
2016	20.500037	21.806289	6.37%	53,470
2015	21.061472	20.500037	-2.67%	29,673
2014	20.465842	21.061472	2.91%	30,216
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.178521	17.325210	7.09%	118,287
2016	15.609193	16.178521	3.65%	81,405
2015	15.924497	15.609193	-1.98%	65,004
2014	15.506288	15.924497	2.70%	53,255
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.511913	28.049481	24.60%	51,788
2016	22.219702	22.511913	1.32%	45,326
2015	21.619027	22.219702	2.78%	27,688
2014	20.309979	21.619027	6.45%	17,337
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.114077	11.658249	15.27%	956,727
2016	9.502433	10.114077	6.44%	727,605
2015	9.914214	9.502433	-4.15%	528,322
2014*	10.000000	9.914214	-0.86%	183,626

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.711433	12.782034	19.33%	133,678
2016	9.926706	10.711433	7.91%	89,701
2015	10.109830	9.926706	-1.81%	41,812
2014*	10.000000	10.109830	1.10%	10,282
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	36.301282	41.212182	13.53%	159,691
2016	30.776705	36.301282	17.95%	111,166
2015	32.204971	30.776705	-4.43%	43,742
2014	30.017686	32.204971	7.29%	17,390
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.689575	15.315903	4.26%	126,362
2016	13.788618	14.689575	6.53%	86,457
2015	14.481429	13.788618	-4.78%	71,779
2014	14.217275	14.481429	1.86%	11,921
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.663559	11.895432	23.10%	27,669
2016	10.104996	9.663559	-4.37%	25,954
2015	10.373896	10.104996	-2.59%	24,113
2014	10.725252	10.373896	-3.28%	13,874
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.974626	16.790907	20.15%	24,614
2016	13.575542	13.974626	2.94%	22,250
2015	14.627548	13.575542	-7.19%	14,169
2014	16.516926	14.627548	-11.44%	6,965
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.005235	17.836292	27.35%	82,727
2016	14.004290	14.005235	0.01%	67,170
2015	13.849379	14.004290	1.12%	79,128
2014	12.823434	13.849379	8.00%	23,193
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.163439	15.882643	12.14%	75,287
2016	12.447110	14.163439	13.79%	66,830
2015	13.146474	12.447110	-5.32%	88,047
2014	12.162131	13.146474	8.09%	29,679
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.099530	17.630562	25.04%	49,090
2016	13.558135	14.099530	3.99%	31,284
2015	13.875771	13.558135	-2.29%	23,926
2014	13.644232	13.875771	1.70%	18,398

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.325112	20.455517	11.63%	35,348
2016	15.892422	18.325112	15.31%	25,398
2015	16.690140	15.892422	-4.78%	22,147
2014	14.546263	16.690140	14.74%	9,221
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.307047	27.264414	22.22%	25,159
2016	21.052971	22.307047	5.96%	18,526
2015	21.358593	21.052971	-1.43%	15,575
2014	21.244174	21.358593	0.54%	8,653
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	36.357369	38.770960	6.64%	7,231
2016	29.517622	36.357369	23.17%	5,584
2015	32.125237	29.517622	-8.12%	3,806
2014	30.688022	32.125237	4.68%	1,318
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	32.727135	36.326525	11.00%	26,711
2016	27.236083	32.727135	20.16%	12,049
2015	28.314416	27.236083	-3.81%	1,990
2014	28.717928	28.314416	-1.41%	1,324
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.560885	26.600949	17.91%	13,173
2016	20.698736	22.560885	9.00%	8,569
2015	20.971602	20.698736	-1.30%	288
2014	19.128379	20.971602	9.64%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.183858	13.721699	4.08%	84,654
2016	12.544898	13.183858	5.09%	62,595
2015	13.562081	12.544898	-7.50%	45,492
2014	10.755035	13.562081	26.10%	27,380
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.960961	16.595079	18.87%	1,754,745
2016	12.781249	13.960961	9.23%	1,055,768
2015	12.913677	12.781249	-1.03%	592,895
2014	11.647335	12.913677	10.87%	208,925
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.910394	9.871129	-0.40%	59,637
2016	9.861228	9.910394	0.50%	40,196
2015	10.091776	9.861228	-2.28%	53,367
2014	10.241887	10.091776	-1.47%	45,796

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.180420	15.876540	11.96%	219,838
2016	11.964520	14.180420	18.52%	127,947
2015	12.828800	11.964520	-6.74%	80,700
2014	12.514368	12.828800	2.51%	38,146
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.377552	16.097531	20.33%	27,525
2016	13.492419	13.377552	-0.85%	15,587
2015	14.319716	13.492419	-5.78%	16,187
2014	15.899946	14.319716	-9.94%	13,199
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.421677	11.265541	8.10%	7,472
2016	10.044254	10.421677	3.76%	7,367
2015	10.757094	10.044254	-6.63%	11,458
2014	10.683618	10.757094	0.69%	10,726
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.539853	12.126518	15.05%	31,977
2016	10.222271	10.539853	3.11%	31,475
2015	11.504611	10.222271	-11.15%	93,118
2014	11.630621	11.504611	-1.08%	23,774
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.767043	11.995253	11.41%	39,637
2016	10.374210	10.767043	3.79%	39,334
2015	11.337017	10.374210	-8.49%	39,501
2014	11.280647	11.337017	0.50%	30,016
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	28.138290	37.612542	33.67%	26,525
2016	28.741527	28.138290	-2.10%	19,858
2015	28.274821	28.741527	1.65%	20,120
2014	28.256219	28.274821	0.07%	9,639
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.673756	10.754339	23.99%	170,162
2016	9.092687	8.673756	-4.61%	97,540
2015	8.994189	9.092687	1.10%	83,436
2014*	10.000000	8.994189	-10.06%	7,666
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.565657	28.095282	14.37%	33,200
2016	22.509595	24.565657	9.13%	25,822
2015	22.265508	22.509595	1.10%	11,236
2014	20.569009	22.265508	8.25%	4,527

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	35.855165	40.048651	11.70%	35,373
2016	31.074615	35.855165	15.38%	25,876
2015	33.749328	31.074615	-7.93%	20,661
2014	30.827666	33.749328	9.48%	9,954
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.081144	11.207615	11.17%	98,444
2016	9.105932	10.081144	10.71%	84,248
2015	10.226711	9.105932	-10.96%	50,518
2014	10.382876	10.226711	-1.50%	46,452
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.630977	10.367293	7.65%	42,287
2016	8.675662	9.630977	11.01%	24,946
2015	9.062546	8.675662	-4.27%	19,684
2014	9.114752	9.062546	-0.57%	9,884
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.532998	11.436860	8.58%	17,792
2016	10.438810	10.532998	0.90%	16,414
2015	11.469395	10.438810	-8.99%	13,421
2014	11.662394	11.469395	-1.65%	7,076
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.889914	10.811841	-0.72%	162,198
2016	10.962826	10.889914	-0.67%	128,945
2015	11.157555	10.962826	-1.75%	82,288
2014	11.294935	11.157555	-1.22%	40,567
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.070171	10.101951	0.32%	11,954
2016*	10.000000	10.070171	0.70%	1,387
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.379677	10.668095	2.78%	232,505
2016	10.318944	10.379677	0.59%	162,148
2015	10.488961	10.318944	-1.62%	132,630
2014	10.269571	10.488961	2.14%	49,914
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.017126	19.880416	24.12%	20,795
2016	16.745650	16.017126	-4.35%	5,243
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.756409	33.400505	24.83%	115,390
2016	30.562098	26.756409	-12.45%	99,077
2015	27.713887	30.562098	10.28%	83,966
2014	21.539315	27.713887	28.67%	24,127

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.511242	7.219996	-3.88%	80,013
2016	5.341347	7.511242	40.62%	43,740
2015	8.207733	5.341347	-34.92%	46,502
2014	10.379231	8.207733	-20.92%	18,300
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.466353	27.726058	23.41%	88,982
2016	21.264601	22.466353	5.65%	81,028
2015	22.331284	21.264601	-4.78%	83,852
2014	23.211348	22.331284	-3.79%	19,531

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.093419	12.429435	12.04%	0
2016	10.950581	11.093419	1.30%	0
2015	11.321262	10.950581	-3.27%	0
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.928221	40.842478	10.60%	1,056
2016	30.193849	36.928221	22.30%	684
2015	32.670414	30.193849	-7.58%	422
2014	30.599720	32.670414	6.77%	422
2013	22.685955	30.599720	34.88%	392
2012	19.540947	22.685955	16.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.529707	12.730673	1.60%	4,614
2016	12.247367	12.529707	2.31%	1,112
2015	12.813619	12.247367	-4.42%	8,053
2014	12.657454	12.813619	1.23%	7,948
2013	14.112464	12.657454	-10.31%	6,762
2012	13.410674	14.112464	5.23%	5,740
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.678797	28.052720	9.24%	5,201
2016	21.350886	25.678797	20.27%	5,762
2015	22.136312	21.350886	-3.55%	8,354
2014	19.432451	22.136312	13.91%	3,831
2013	15.264684	19.432451	27.30%	1,048
2012	13.402114	15.264684	13.90%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	12.278375	13.815036	12.52%	37,394
2016	11.678719	12.278375	5.13%	132,957
2015	12.046145	11.678719	-3.05%	135,345
2014	11.944556	12.046145	0.85%	124,264
2013	10.108080	11.944556	18.17%	93,775
2012*	10.000000	10.108080	1.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.057149	12.623683	14.17%	2,164
2016	9.721023	11.057149	13.74%	0
2015*	10.000000	9.721023	-2.79%	10,368

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.540489	16.204024	11.44%	56,667
2016	14.292562	14.540489	1.73%	62,546
2015	14.731757	14.292562	-2.98%	54,684
2014	14.747464	14.731757	-0.11%	32,369
2013	13.152347	14.747464	12.13%	2,535
2012	12.204946	13.152347	7.76%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.146381	10.647888	4.94%	0
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.789438	9.901784	1.15%	6,212
2016	9.748940	9.789438	0.42%	5,856
2015*	10.000000	9.748940	-2.51%	5,521
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.159257	1.59%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.842606	16.256998	9.53%	5,098
2016	11.553198	14.842606	28.47%	3,752
2015	12.603502	11.553198	-8.33%	3,641
2014	12.176596	12.603502	3.51%	2,857
2013*	10.000000	12.176596	21.77%	483
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.689956	13.180011	12.75%	346
2016	10.353854	11.689956	12.90%	0
2015	10.837883	10.353854	-4.47%	0
2014*	10.000000	10.837883	8.38%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	38.038576	41.903939	10.16%	0
2016	30.870456	38.038576	23.22%	0
2015	32.251852	30.870456	-4.28%	0
2014	31.306695	32.251852	3.02%	0
2013	22.702082	31.306695	37.90%	0
2012	20.015618	22.702082	13.42%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.229041	29.970971	18.80%	0
2016	23.099606	25.229041	9.22%	0
2015	23.368092	23.099606	-1.15%	0
2014	21.082293	23.368092	10.84%	0
2013	16.333683	21.082293	29.07%	449
2012	14.434186	16.333683	13.16%	495

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.212475	26.404696	24.48%	4,201
2016	20.109095	21.212475	5.49%	7,129
2015	21.091894	20.109095	-4.66%	8,103
2014	19.960095	21.091894	5.67%	4,226
2013	16.856739	19.960095	18.41%	3,955
2012	15.618215	16.856739	7.93%	1,319
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.235288	10.376444	1.38%	7,183
2016	9.586053	10.235288	6.77%	14,665
2015	9.879704	9.586053	-2.97%	0
2014	10.023973	9.879704	-1.44%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.513895	16.044753	10.55%	9,541
2016	14.073210	14.513895	3.13%	14,788
2015	14.437002	14.073210	-2.52%	15,317
2014	14.136329	14.437002	2.13%	10,460
2013	12.743149	14.136329	10.93%	1,129
2012	11.653935	12.743149	9.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.141326	17.252372	13.94%	0
2016	14.602141	15.141326	3.69%	0
2015	14.968878	14.602141	-2.45%	0
2014	14.603300	14.968878	2.50%	0
2013	12.886464	14.603300	13.32%	0
2012	11.629948	12.886464	10.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.874465	18.777519	18.29%	1,596
2016	15.226975	15.874465	4.25%	1,596
2015	15.620484	15.226975	-2.52%	1,596
2014	15.217470	15.620484	2.65%	0
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.386296	11.819691	13.80%	0
2016*	10.000000	10.386296	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.540153	15.760382	-4.71%	3,392
2016	12.641213	16.540153	30.84%	3,228
2015	16.277112	12.641213	-22.34%	3,228
2014	19.040356	16.277112	-14.51%	1,882
2013	15.650026	19.040356	21.66%	1,093
2012	15.248274	15.650026	2.63%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	23.529291	25.977235	10.40%	13,253
2016	20.396102	23.529291	15.36%	14,113
2015	21.733564	20.396102	-6.15%	5,754
2014	20.443580	21.733564	6.31%	4,413
2013	16.319340	20.443580	25.27%	3,558
2012	14.226743	16.319340	14.71%	585
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.209326	12.810751	14.29%	13,468
2016*	10.000000	11.209326	12.09%	13,468
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	24.138587	31.894091	32.13%	15,605
2016	24.495145	24.138587	-1.46%	23,671
2015	23.380750	24.495145	4.77%	28,227
2014	21.491087	23.380750	8.79%	14,115
2013	16.124534	21.491087	33.28%	12,625
2012	14.382815	16.124534	12.11%	669
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.180598	13.433386	1.92%	4,291
2016	12.872430	13.180598	2.39%	6,881
2015	13.247709	12.872430	-2.83%	7,574
2014	12.799039	13.247709	3.51%	7,326
2013	13.336017	12.799039	-4.03%	5,517
2012	12.886699	13.336017	3.49%	980
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	36.801640	43.475075	18.13%	6,652
2016	33.550316	36.801640	9.69%	7,227
2015	34.801933	33.550316	-3.60%	10,852
2014	33.492090	34.801933	3.91%	4,368
2013	25.152950	33.492090	33.15%	1,908
2012	22.404753	25.152950	12.27%	1,138
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.494328	24.835075	27.40%	125
2016	20.997299	19.494328	-7.16%	629
2015	20.742119	20.997299	1.23%	1,084
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.836697	12.038159	1.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.311382	13.511207	9.75%	12,629
2016	11.099003	12.311382	10.92%	19,049
2015	12.075865	11.099003	-8.09%	21,839
2014	11.981099	12.075865	0.79%	12,335
2013	9.877544	11.981099	21.30%	9,257
2012	8.739564	9.877544	13.02%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.691182	15.790961	7.49%	3,364
2016	13.146530	14.691182	11.75%	3,364
2015	14.433032	13.146530	-8.91%	4,657
2014	14.077774	14.433032	2.52%	3,364
2013	12.607377	14.077774	11.66%	1,193
2012	11.420312	12.607377	10.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	35.389190	38.377835	8.45%	0
2016	27.736252	35.389190	27.59%	0
2015	30.559886	27.736252	-9.24%	0
2014	31.006643	30.559886	-1.44%	0
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.165653	9.155821	-0.11%	2,922
2016	9.085217	9.165653	0.89%	2,860
2015	9.687708	9.085217	-6.22%	1,982
2014	9.707479	9.687708	-0.20%	1,388
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	5,446
2015	11.535221	10.646874	-7.70%	5,136
2014	11.323851	11.535221	1.87%	5,594
2013	10.174559	11.323851	11.30%	5,444
2012*	10.000000	10.174559	1.75%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.846341	10.004560	1.61%	12,176
2016	10.095561	9.846341	-2.47%	1,073
2015	10.114593	10.095561	-0.19%	0
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.252515	14.891438	12.37%	0
2016	11.949361	13.252515	10.91%	0
2015	12.738549	11.949361	-6.20%	268
2014	12.478245	12.738549	2.09%	263
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.039207	15.114357	15.91%	30,889
2016	13.655295	13.039207	-4.51%	31,918
2015	15.202990	13.655295	-10.18%	28,779
2014	16.375548	15.202990	-7.16%	23,180
2013	13.353591	16.375548	22.63%	0
2012	11.434104	13.353591	16.79%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.145221	12.697952	4.55%	1,554
2016	10.665878	12.145221	13.87%	0
2015	11.640813	10.665878	-8.38%	0
2014	11.656352	11.640813	-0.13%	0
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.953034	16.109186	24.37%	7,345
2016	12.454962	12.953034	4.00%	7,904
2015	13.488862	12.454962	-7.66%	7,784
2014	12.760017	13.488862	5.71%	6,568
2013	10.020404	12.760017	27.34%	4,138
2012*	10.000000	10.020404	0.20%	1,256
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.757441	9.883461	1.29%	2,731
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	30.546790	38.917987	27.40%	0
2016	30.574576	30.546790	-0.09%	0
2015	27.871410	30.574576	9.70%	499
2014	26.219945	27.871410	6.30%	576
2013	20.441302	26.219945	28.27%	786
2012	16.841270	20.441302	21.38%	893
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.127631	22.905422	42.03%	1,151
2016	14.453724	16.127631	11.58%	0
2015	14.093946	14.453724	2.55%	3,338
2014	13.152135	14.093946	7.16%	0
2013	9.912337	13.152135	32.68%	0
2012*	10.000000	9.912337	-0.88%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.682524	29.078340	28.20%	10,556
2016	24.808265	22.682524	-8.57%	10,893
2015	27.758883	24.808265	-10.63%	10,337
2014	32.225426	27.758883	-13.86%	5,975
2013	28.773624	32.225426	12.00%	215
2012	25.942858	28.773624	10.91%	82
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.489993	10.636132	25.28%	0
2016	7.172301	8.489993	18.37%	0
2015	9.154931	7.172301	-21.66%	0
2014	9.796088	9.154931	-6.55%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.059430	16.169310	23.81%	0
2016	12.247576	13.059430	6.63%	0
2015	12.771610	12.247576	-4.10%	0
2014	14.088176	12.771610	-9.35%	0
2013	10.179611	14.088176	38.40%	246
2012*	10.000000	10.179611	1.80%	301
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	28.317038	32.567039	15.01%	10,341
2016	25.394899	28.317038	11.51%	18,529
2015	26.157500	25.394899	-2.92%	20,282
2014	24.220258	26.157500	8.00%	10,636
2013	18.226412	24.220258	32.89%	8,289
2012	16.050085	18.226412	13.56%	1,238
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.381252	19.117508	24.29%	12,958
2016	15.113680	15.381252	1.77%	12,649
2015	14.505331	15.113680	4.19%	10,021
2014	14.635577	14.505331	-0.89%	4,309
2013	11.700669	14.635577	25.08%	3,516
2012	10.299191	11.700669	13.61%	348
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.224384	10.174484	10.30%	0
2016	8.186750	9.224384	12.67%	0
2015*	10.000000	8.186750	-18.13%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.159674	18.611963	15.18%	205
2016	14.853992	16.159674	8.79%	892
2015	16.327400	14.853992	-9.02%	1,218
2014	17.011796	16.327400	-4.02%	1,054
2013	13.158540	17.011796	29.28%	892
2012	10.950060	13.158540	20.17%	393
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.900966	25.400856	6.28%	1,961
2016	20.286872	23.900966	17.81%	1,213
2015	21.663188	20.286872	-6.35%	834
2014	19.571224	21.663188	10.69%	485
2013	15.166777	19.571224	29.04%	0
2012	13.523452	15.166777	12.15%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.592513	16.560184	13.48%	91,216
2016	13.660106	14.592513	6.83%	115,138
2015	13.803048	13.660106	-1.04%	103,620
2014	13.415262	13.803048	2.89%	103,378
2013	11.103511	13.415262	20.82%	82,130
2012	9.791710	11.103511	13.40%	32,662
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.895891	11.021538	1.15%	68,304
2016	10.830583	10.895891	0.60%	103,643
2015	11.077207	10.830583	-2.23%	79,225
2014	10.767219	11.077207	2.88%	80,318
2013	11.277224	10.767219	-4.52%	61,849
2012	10.963430	11.277224	2.86%	7,637
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.967326	19.211474	28.36%	5,088
2016	15.243379	14.967326	-1.81%	10,933
2015	14.599258	15.243379	4.41%	10,751
2014	14.628691	14.599258	-0.20%	8,903
2013	11.603661	14.628691	26.07%	8,187
2012	9.698831	11.603661	19.64%	499
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.564017	19.493829	25.25%	21,259
2016	14.560960	15.564017	6.89%	20,763
2015	13.960842	14.560960	4.30%	17,909
2014	13.182359	13.960842	5.91%	9,485
2013	10.378207	13.182359	27.02%	1,762
2012	9.020713	10.378207	15.05%	196
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.768617	16.452943	19.50%	55,063
2016	12.646627	13.768617	8.87%	98,239
2015	12.766017	12.646627	-0.94%	91,706
2014	11.817868	12.766017	8.02%	84,410
2013	9.069012	11.817868	30.31%	61,215
2012	7.905590	9.069012	14.72%	9,868
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.793514	28.597231	15.34%	238
2016	21.516811	24.793514	15.23%	238
2015	23.486289	21.516811	-8.39%	1,458
2014	22.001672	23.486289	6.75%	389
2013	16.593071	22.001672	32.60%	0
2012	14.328796	16.593071	15.80%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.333117	10.833169	16.07%	0
2016	9.247958	9.333117	0.92%	0
2015*	10.000000	9.247958	-7.52%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.287606	21.226477	4.63%	465
2016	18.133402	20.287606	11.88%	482
2015	18.998896	18.133402	-4.56%	0
2014	18.904494	18.998896	0.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.524370	16.536585	22.27%	0
2016	12.153556	13.524370	11.28%	0
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.211716	17.646102	16.00%	0
2016	14.096301	15.211716	7.91%	3,166
2015	14.444423	14.096301	-2.41%	3,166
2014	13.337464	14.444423	8.30%	0
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.523060	14.703318	17.41%	0
2016	11.791701	12.523060	6.20%	0
2015	12.247180	11.791701	-3.72%	0
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.203261	13.401242	9.82%	73,105
2016	11.734820	12.203261	3.99%	75,698
2015	12.102530	11.734820	-3.04%	23,655
2014	11.840679	12.102530	2.21%	16,897
2013	10.537733	11.840679	12.36%	5,550
2012	9.682343	10.537733	8.83%	5,570
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.544298	14.237320	13.50%	1,603
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	302
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.379985	11.862176	4.24%	0
2016	11.099563	11.379985	2.53%	0
2015	11.409824	11.099563	-2.72%	0
2014	11.266760	11.409824	1.27%	0
2013	10.956237	11.266760	2.83%	0
2012	10.400470	10.956237	5.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.476817	11.784040	12.48%	45,130
2016	10.127293	10.476817	3.45%	35,231
2015	10.797643	10.127293	-6.21%	22,155
2014	10.774489	10.797643	0.21%	18,024
2013*	10.000000	10.774489	7.74%	1,488
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.482403	12.101127	15.44%	55,138
2016	10.070135	10.482403	4.09%	52,199
2015	10.802486	10.070135	-6.78%	53,793
2014	10.912370	10.802486	-1.01%	38,307
2013*	10.000000	10.912370	9.12%	13,369
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.405009	13.855955	11.70%	0
2016	11.858311	12.405009	4.61%	2,863
2015	12.230698	11.858311	-3.04%	3,079
2014	11.934880	12.230698	2.48%	3,117
2013	10.337789	11.934880	15.45%	3,151
2012	9.387965	10.337789	10.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.485081	14.447115	15.72%	1,811
2016	11.840327	12.485081	5.45%	1,813
2015	12.266942	11.840327	-3.48%	1,814
2014	11.971203	12.266942	2.47%	1,815
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.015919	12.940438	7.69%	40,859
2016	11.566698	12.015919	3.88%	21,945
2015	11.929841	11.566698	-3.04%	23,168
2014	11.695859	11.929841	2.00%	17,565
2013	10.728763	11.695859	9.01%	1,620
2012	9.948976	10.728763	7.84%	1,632

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.760398	12.007565	2.10%	4,345
2016	11.427752	11.760398	2.91%	0
2015	11.764565	11.427752	-2.86%	0
2014	11.468059	11.764565	2.59%	0
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.587488	12.801134	1.70%	0
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.817489	13.653236	15.53%	0
2016	10.825267	11.817489	9.17%	0
2015	11.406551	10.825267	-5.10%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.366144	12.680312	11.56%	0
2016	10.662448	11.366144	6.60%	0
2015	11.075169	10.662448	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.751302	34.257563	38.41%	1,798
2016	23.497688	24.751302	5.34%	199
2015	28.624140	23.497688	-17.91%	199
2014	30.983954	28.624140	-7.62%	200
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.771327	11.776998	0.05%	3,479
2016	11.922468	11.771327	-1.27%	3,246
2015	12.179045	11.922468	-2.11%	3,012
2014	11.884578	12.179045	2.48%	0
2013	12.639749	11.884578	-5.97%	0
2012	12.515767	12.639749	0.99%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.787830	8.648847	-1.58%	3,266
2016	8.965995	8.787830	-1.99%	14,108
2015	9.148971	8.965995	-2.00%	12,341
2014	9.335684	9.148971	-2.00%	7,399
2013	9.526205	9.335684	-2.00%	8,141
2012	9.721147	9.526205	-2.01%	3,878

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.972666	9.929249	24.54%	3,377
2016	8.083699	7.972666	-1.37%	0
2015	8.523224	8.083699	-5.16%	0
2014	8.760237	8.523224	-2.71%	0
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.809699	10.745624	21.97%	3,096
2016	8.942214	8.809699	-1.48%	0
2015	9.253278	8.942214	-3.36%	0
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.798245	27.622148	16.07%	675
2016	22.182352	23.798245	7.28%	0
2015	22.863296	22.182352	-2.98%	0
2014	22.222051	22.863296	2.89%	0
2013	17.819897	22.222051	24.70%	0
2012	15.689283	17.819897	13.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.209990	16.565890	8.91%	15,844
2016	14.599376	15.209990	4.18%	25,077
2015	14.923255	14.599376	-2.17%	26,535
2014	14.560189	14.923255	2.49%	12,078
2013	13.098884	14.560189	11.16%	12,338
2012	12.219870	13.098884	7.19%	2,473
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.546474	19.743144	12.52%	1,751
2016	16.617463	17.546474	5.59%	580
2015	17.047284	16.617463	-2.52%	565
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.316716	13.792771	3.57%	0
2016	13.032072	13.316716	2.18%	800
2015	13.262927	13.032072	-1.74%	0
2014	13.026816	13.262927	1.81%	0
2013	12.679994	13.026816	2.74%	0
2012	12.302669	12.679994	3.07%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.465318	11.695718	11.76%	64,009
2016	10.101704	10.465318	3.60%	66,355
2015	10.653171	10.101704	-5.18%	67,898
2014	10.610017	10.653171	0.41%	26,480
2013*	10.000000	10.610017	6.10%	15,155
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.522793	12.062347	14.63%	43,019
2016	10.039139	10.522793	4.82%	45,315
2015	10.665877	10.039139	-5.88%	35,101
2014	10.698083	10.665877	-0.30%	24,574
2013*	10.000000	10.698083	6.98%	15,116
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.720277	20.718642	10.67%	0
2016	17.827801	18.720277	5.01%	2,860
2015	18.252744	17.827801	-2.33%	12,054
2014	17.707774	18.252744	3.08%	12,208
2013	15.492993	17.707774	14.30%	12,350
2012	14.267335	15.492993	8.59%	2,560
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.652521	24.760099	14.35%	0
2016	20.365820	21.652521	6.32%	0
2015	20.934264	20.365820	-2.72%	0
2014	20.352612	20.934264	2.86%	0
2013	16.970293	20.352612	19.93%	0
2012	15.222735	16.970293	11.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.064433	17.194281	7.03%	25,047
2016	15.506993	16.064433	3.59%	30,027
2015	15.828312	15.506993	-2.03%	30,856
2014	15.420492	15.828312	2.64%	20,021
2013	14.240613	15.420492	8.29%	4,698
2012	13.450525	14.240613	5.87%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.424098	27.925871	24.54%	999
2016	22.144288	22.424098	1.26%	0
2015	21.556640	22.144288	2.73%	823
2014	20.261702	21.556640	6.39%	869
2013	15.170352	20.261702	33.56%	945
2012	13.072444	15.170352	16.05%	1,119
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.101386	11.637695	15.21%	226,266
2016	9.495334	10.101386	6.38%	183,121
2015	9.911861	9.495334	-4.20%	84,625
2014*	10.000000	9.911861	-0.88%	12,565

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.697973	12.759487	19.27%	40,385
2016	9.919284	10.697973	7.85%	30,288
2015	10.107428	9.919284	-1.86%	11,488
2014*	10.000000	10.107428	1.07%	11,563
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	36.045369	40.900850	13.47%	2,212
2016	30.575273	36.045369	17.89%	848
2015	32.010520	30.575273	-4.48%	615
2014	29.851666	32.010520	7.23%	0
2013	22.894411	29.851666	30.39%	398
2012	19.887711	22.894411	15.12%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.586039	15.200222	4.21%	3,127
2016	13.698399	14.586039	6.48%	978
2015	14.394015	13.698399	-4.83%	1,867
2014	14.138664	14.394015	1.81%	1,525
2013	14.591290	14.138664	-3.10%	1,152
2012	13.264856	14.591290	10.00%	1,038
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.620947	11.836961	23.03%	2,077
2016	10.065558	9.620947	-4.42%	2,499
2015	10.338679	10.065558	-2.64%	1,494
2014	10.694285	10.338679	-3.33%	1,200
2013	9.012807	10.694285	18.66%	808
2012	7.961507	9.012807	13.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.877522	16.665755	20.09%	544
2016	13.488072	13.877522	2.89%	623
2015	14.540720	13.488072	-7.24%	615
2014	16.427257	14.540720	-11.48%	390
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.943453	17.748576	27.29%	912
2016	13.949614	13.943453	-0.04%	912
2015	13.802351	13.949614	1.07%	912
2014	12.786410	13.802351	7.95%	0
2013	9.706761	12.786410	31.73%	941
2012	8.528738	9.706761	13.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.100960	15.804534	12.08%	1,796
2016	12.398508	14.100960	13.73%	2,066
2015	13.101821	12.398508	-5.37%	2,066
2014	12.127009	13.101821	8.04%	1,100
2013	9.164345	12.127009	32.33%	2,066
2012	7.952786	9.164345	15.23%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.037310	17.543834	24.98%	1,112
2016	13.505177	14.037310	3.94%	684
2015	13.828628	13.505177	-2.34%	684
2014	13.604811	13.828628	1.65%	684
2013	10.015678	13.604811	35.84%	685
2012	8.915007	10.015678	12.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.244330	20.354997	11.57%	873
2016	15.830408	18.244330	15.25%	264
2015	16.633495	15.830408	-4.83%	284
2014	14.504287	16.633495	14.68%	298
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.149742	27.058394	22.16%	907
2016	20.915136	22.149742	5.90%	619
2015	21.229578	20.915136	-1.48%	620
2014	21.126635	21.229578	0.49%	529
2013	14.975638	21.126635	41.07%	227
2012	13.512761	14.975638	10.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	36.100895	38.477892	6.58%	987
2016	29.324303	36.100895	23.11%	307
2015	31.931117	29.324303	-8.16%	303
2014	30.518150	31.931117	4.63%	243
2013	22.239445	30.518150	37.23%	151
2012	18.863996	22.239445	17.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	32.496337	36.052009	10.94%	0
2016	27.057762	32.496337	20.10%	0
2015	28.143383	27.057762	-3.86%	0
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.401798	26.399955	17.85%	0
2016	20.563230	22.401798	8.94%	0
2015	20.844943	20.563230	-1.35%	0
2014	19.022554	20.844943	9.58%	0
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.125661	13.654170	4.03%	4,026
2016	12.495876	13.125661	5.04%	4,301
2015	13.515974	12.495876	-7.55%	3,322
2014	10.723935	13.515974	26.04%	2,056
2013	10.655105	10.723935	0.65%	1,287
2012	9.407227	10.655105	13.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.934874	16.555660	18.81%	37,077
2016	12.763859	13.934874	9.17%	30,088
2015	12.902687	12.763859	-1.08%	23,219
2014	11.643359	12.902687	10.82%	15,472
2013*	10.000000	11.643359	16.43%	1,026
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.866683	9.822585	-0.45%	4,898
2016	9.822736	9.866683	0.45%	2,643
2015	10.057519	9.822736	-2.33%	574
2014	10.212335	10.057519	-1.52%	586
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.153951	15.838845	11.90%	3,004
2016	11.948255	14.153951	18.46%	662
2015	12.817895	11.948255	-6.78%	675
2014	12.510103	12.817895	2.46%	703
2013*	10.000000	12.510103	25.10%	957
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.325336	16.026557	20.27%	1,299
2016	13.446598	13.325336	-0.90%	2,550
2015	14.278380	13.446598	-5.83%	4,024
2014	15.862133	14.278380	-9.98%	3,699
2013	13.477526	15.862133	17.69%	3,225
2012	11.502750	13.477526	17.17%	1,810
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.399607	11.235960	8.04%	0
2016	10.028069	10.399607	3.70%	0
2015	10.745239	10.028069	-6.67%	0
2014	10.677294	10.745239	0.64%	0
2013	10.138231	10.677294	5.32%	0
2012*	10.000000	10.138231	1.38%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.517541	12.094704	15.00%	0
2016	10.205820	10.517541	3.05%	0
2015	11.491948	10.205820	-11.19%	0
2014	11.623735	11.491948	-1.13%	0
2013	10.256891	11.623735	13.33%	0
2012*	10.000000	10.256891	2.57%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.744216	11.963734	11.35%	0
2016	10.357486	10.744216	3.73%	0
2015	11.324511	10.357486	-8.54%	0
2014	11.273962	11.324511	0.45%	0
2013	10.274529	11.273962	9.73%	0
2012*	10.000000	10.274529	2.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.939897	37.328377	33.60%	0
2016	28.553403	27.939897	-2.15%	1,064
2015	28.104084	28.553403	1.60%	1,064
2014	28.099930	28.104084	0.01%	1,064
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.661969	10.734262	23.92%	165
2016	9.084958	8.661969	-4.66%	174
2015	8.991116	9.084958	1.04%	547
2014*	10.000000	8.991116	-10.09%	551
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.392445	27.883006	14.31%	526
2016	22.362245	24.392445	9.08%	1,009
2015	22.131050	22.362245	1.04%	1,040
2014	20.455224	22.131050	8.19%	1,055
2013	15.879991	20.455224	28.81%	1,046
2012	13.896643	15.879991	14.27%	507
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	35.602346	39.746044	11.64%	640
2016	30.871193	35.602346	15.33%	0
2015	33.545511	30.871193	-7.97%	287
2014	30.657127	33.545511	9.42%	302
2013	22.245507	30.657127	37.81%	300
2012	19.291662	22.245507	15.31%	393
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.057190	11.175307	11.12%	0
2016	9.088907	10.057190	10.65%	10,140
2015	10.212802	9.088907	-11.00%	10,459
2014	10.374051	10.212802	-1.55%	10,511
2013	10.574216	10.374051	-1.89%	10,426
2012*	10.000000	10.574216	5.74%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.612973	10.342655	7.59%	3,170
2016	8.663848	9.612973	10.96%	0
2015	9.054820	8.663848	-4.32%	0
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.491897	11.386429	8.53%	0
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.847411	10.764172	-0.77%	36,782
2016	10.925600	10.847411	-0.72%	39,526
2015	11.125344	10.925600	-1.80%	35,595
2014	11.268074	11.125344	-1.27%	27,719
2013	11.524803	11.268074	-2.23%	21,581
2012	11.121145	11.524803	3.63%	4,822
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.066728	10.093357	0.26%	0
2016*	10.000000	10.066728	0.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.349729	10.631909	2.73%	10,564
2016	10.294407	10.349729	0.54%	20,424
2015	10.469358	10.294407	-1.67%	15,970
2014	10.255615	10.469358	2.08%	15,668
2013	10.684266	10.255615	-4.01%	15,012
2012	9.956927	10.684266	7.30%	2,569
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.905851	19.732281	24.06%	0
2016	16.637774	15.905851	-4.40%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.665728	33.270396	24.77%	6,258
2016	30.474032	26.665728	-12.50%	3,065
2015	27.648118	30.474032	10.22%	1,983
2014	21.499141	27.648118	28.60%	673
2013	14.575218	21.499141	47.50%	592
2012	11.353689	14.575218	28.37%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.493374	7.199150	-3.93%	0
2016	5.331350	7.493374	40.55%	1,614
2015	8.196559	5.331350	-34.96%	0
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.327871	27.541154	23.35%	8,512
2016	21.144273	22.327871	5.60%	8,855
2015	22.216260	21.144273	-4.83%	7,520
2014	23.103587	22.216260	-3.84%	6,571
2013	15.692372	23.103587	47.23%	2,486
2012	14.844951	15.692372	5.71%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.040732	12.357828	11.93%	10,292
2016	10.909664	11.040732	1.20%	9,059
2015	11.290479	10.909664	-3.37%	8,981
2014	11.067087	11.290479	2.02%	8,966
2013	10.099288	11.067087	9.58%	5,949
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.408893	40.227133	10.49%	2,264
2016	29.799540	36.408893	22.18%	5,160
2015	32.276721	29.799540	-7.67%	5,392
2014	30.261854	32.276721	6.66%	4,585
2013	22.458355	30.261854	34.75%	4,473
2012	19.364694	22.458355	15.98%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.351936	12.537282	1.50%	1,139
2016	12.085906	12.351936	2.20%	1,049
2015	12.657600	12.085906	-4.52%	1,322
2014	12.516108	12.657600	1.13%	1,311
2013	13.969137	12.516108	-10.40%	1,298
2012	13.288066	13.969137	5.13%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.374833	27.692468	9.13%	1,639
2016	21.119632	25.374833	20.15%	640
2015	21.918914	21.119632	-3.65%	995
2014	19.261251	21.918914	13.80%	1,040
2013	15.145649	19.261251	27.17%	1,073
2012	13.311218	15.145649	13.78%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	12.226361	13.742535	12.40%	80,282
2016	11.641093	12.226361	5.03%	76,629
2015	12.019600	11.641093	-3.15%	85,960
2014	11.930412	12.019600	0.75%	86,114
2013	10.106422	11.930412	18.05%	86,257
2012*	10.000000	10.106422	1.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.038366	12.589432	14.05%	0
2016	9.714392	11.038366	13.63%	0
2015*	10.000000	9.714392	-2.86%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.427148	16.061355	11.33%	58,815
2016	14.195594	14.427148	1.63%	63,267
2015	14.646763	14.195594	-3.08%	54,496
2014	14.677369	14.646763	-0.21%	54,544
2013	13.103201	14.677369	12.01%	53,447
2012	12.171792	13.103201	7.65%	9,638
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.772808	9.874908	1.04%	0
2016	9.742291	9.772808	0.31%	0
2015*	10.000000	9.742291	-2.58%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.152386	1.52%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.787159	16.179793	9.42%	0
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.658186	13.130826	12.63%	0
2016	10.336229	11.658186	12.79%	0
2015	10.830491	10.336229	-4.56%	0
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	37.503708	41.272688	10.05%	0
2016	30.467372	37.503708	23.09%	0
2015	31.863244	30.467372	-4.38%	0
2014	30.961078	31.863244	2.91%	0
2013	22.474371	30.961078	37.76%	0
2012	19.835131	22.474371	13.31%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.874226	29.519423	18.67%	0
2016	22.797927	24.874226	9.11%	0
2015	23.086481	22.797927	-1.25%	0
2014	20.849501	23.086481	10.73%	0
2013	16.169811	20.849501	28.94%	0
2012	14.303996	16.169811	13.04%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.914245	26.006995	24.35%	2,966
2016	19.846568	20.914245	5.38%	17,442
2015	20.837798	19.846568	-4.76%	2,967
2014	19.739772	20.837798	5.56%	2,967
2013	16.687695	19.739772	18.29%	296
2012	15.477413	16.687695	7.82%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.197053	10.327162	1.28%	0
2016	9.559951	10.197053	6.66%	0
2015	9.862874	9.559951	-3.07%	0
2014	10.017111	9.862874	-1.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.342129	15.838739	10.44%	0
2016	13.920827	14.342129	3.03%	0
2015	14.295277	13.920827	-2.62%	0
2014	14.011870	14.295277	2.02%	0
2013	12.643856	14.011870	10.82%	0
2012	11.574966	12.643856	9.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.962036	17.030743	13.83%	0
2016	14.443940	14.962036	3.59%	0
2015	14.821828	14.443940	-2.55%	0
2014	14.474615	14.821828	2.40%	0
2013	12.785948	14.474615	13.21%	0
2012	11.551050	12.785948	10.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.686541	18.536369	18.17%	0
2016	15.062039	15.686541	4.15%	0
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	0
2013	12.690069	15.083411	18.86%	0
2012	11.254305	12.690069	12.76%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.344257	15.557870	-4.81%	1,750
2016	12.504226	16.344257	30.71%	1,427
2015	16.117204	12.504226	-22.42%	1,824
2014	18.872608	16.117204	-14.60%	1,486
2013	15.527989	18.872608	21.54%	1,484
2012	15.144867	15.527989	2.53%	68

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	23.198359	25.585818	10.29%	12,326
2016	20.129717	23.198359	15.24%	16,529
2015	21.471624	20.129717	-6.25%	17,227
2014	20.217816	21.471624	6.20%	16,737
2013	16.155606	20.217816	25.14%	16,992
2012	14.098424	16.155606	14.59%	4,563
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.799118	31.413591	31.99%	9,596
2016	24.175276	23.799118	-1.56%	10,377
2015	23.099004	24.175276	4.66%	10,199
2014	21.253794	23.099004	8.68%	9,946
2013	15.962768	21.253794	33.15%	4,928
2012	14.253099	15.962768	12.00%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.995201	13.230944	1.81%	1,834
2016	12.704293	12.995201	2.29%	1,834
2015	13.088037	12.704293	-2.93%	1,834
2014	12.657694	13.088037	3.40%	1,834
2013	13.202218	12.657694	-4.12%	1,834
2012	12.770479	13.202218	3.38%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	36.284131	42.820145	18.01%	6,506
2016	33.112218	36.284131	9.58%	6,459
2015	34.382591	33.112218	-3.69%	6,498
2014	33.122328	34.382591	3.80%	6,601
2013	24.900640	33.122328	33.02%	6,633
2012	22.202713	24.900640	12.15%	1,208
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.220118	24.460845	27.27%	1,636
2016	20.723042	19.220118	-7.25%	3,282
2015	20.492118	20.723042	1.13%	3,080
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.792508	11.981023	1.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.202941	13.378577	9.63%	6,232
2016	11.012447	12.202941	10.81%	6,403
2015	11.993944	11.012447	-8.18%	6,359
2014	11.911984	11.993944	0.69%	6,167
2013	9.830592	11.911984	21.17%	6,277
2012	8.706930	9.830592	12.91%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.532036	15.604021	7.38%	18,806
2016	13.017354	14.532036	11.64%	18,371
2015	14.305828	13.017354	-9.01%	18,425
2014	13.967963	14.305828	2.42%	18,302
2013	12.521814	13.967963	11.55%	16,038
2012	11.354426	12.521814	10.28%	2,041
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	34.891526	37.799637	8.33%	775
2016	27.374044	34.891526	27.46%	813
2015	30.191621	27.374044	-9.33%	808
2014	30.664291	30.191621	-1.54%	790
2013	22.990371	30.664291	33.38%	805
2012	19.837005	22.990371	15.90%	1,317
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.131417	9.112346	-0.21%	10,412
2016	9.060502	9.131417	0.78%	7,034
2015	9.671224	9.060502	-6.31%	7,474
2014	9.700854	9.671224	-0.31%	7,430
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.835418	11.999485	10.74%	7,493
2016	10.607097	10.835418	2.15%	7,439
2015	11.503874	10.607097	-7.80%	7,006
2014	11.304616	11.503874	1.76%	4,588
2013	10.167635	11.304616	11.18%	4,523
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.809567	9.957046	1.50%	1,884
2016	10.068100	9.809567	-2.57%	1,731
2015	10.097385	10.068100	-0.29%	1,634
2014	9.854783	10.097385	2.46%	1,809
2013*	10.000000	9.854783	-1.45%	1,790
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.189561	14.805622	12.25%	0
2016	11.904712	13.189561	10.79%	0
2015	12.703933	11.904712	-6.29%	0
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.937600	14.981312	15.80%	50,302
2016	13.562685	12.937600	-4.61%	48,736
2015	15.115308	13.562685	-10.27%	47,890
2014	16.297741	15.115308	-7.26%	47,260
2013	13.303702	16.297741	22.51%	47,730
2012	11.403036	13.303702	16.67%	10,205

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.087526	12.624780	4.44%	3,462
2016	10.626022	12.087526	13.75%	951
2015	11.609166	10.626022	-8.47%	1,266
2014	11.636539	11.609166	-0.24%	1,223
2013	10.756707	11.636539	8.18%	1,170
2012*	10.000000	10.756707	7.57%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.891506	16.016357	24.24%	2,821
2016	12.408419	12.891506	3.89%	1,758
2015	13.452185	12.408419	-7.76%	1,701
2014	12.738315	13.452185	5.60%	1,704
2013	10.013576	12.738315	27.21%	1,724
2012*	10.000000	10.013576	0.14%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.740863	9.856624	1.19%	0
2016	9.732986	9.740863	0.08%	0
2015*	10.000000	9.732986	-2.67%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	30.117230	38.331710	27.28%	10,152
2016	30.175337	30.117230	-0.19%	718
2015	27.535550	30.175337	9.59%	717
2014	25.930457	27.535550	6.19%	1,159
2013	20.236256	25.930457	28.14%	1,182
2012	16.689381	20.236256	21.25%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.050898	22.773268	41.88%	220
2016	14.399596	16.050898	11.47%	0
2015	14.055504	14.399596	2.45%	0
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	0
2012*	10.000000	9.905487	-0.95%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.363430	28.640129	28.07%	2,791
2016	24.484192	22.363430	-8.66%	2,621
2015	27.424288	24.484192	-10.72%	2,621
2014	31.869561	27.424288	-13.95%	2,621
2013	28.484938	31.869561	11.88%	2,621
2012	25.708882	28.484938	10.80%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.458267	10.585609	25.15%	0
2016	7.152777	8.458267	18.25%	0
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.997400	16.076144	23.69%	462
2016	12.201816	12.997400	6.52%	515
2015	12.736892	12.201816	-4.20%	539
2014	14.064242	12.736892	-9.44%	554
2013	10.172689	14.064242	38.25%	499
2012*	10.000000	10.172689	1.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	27.918863	32.076443	14.89%	17,890
2016	25.063313	27.918863	11.39%	17,124
2015	25.842325	25.063313	-3.01%	3,964
2014	23.952869	25.842325	7.89%	3,492
2013	18.043582	23.952869	32.75%	3,492
2012	15.905352	18.043582	13.44%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.277072	18.968719	24.16%	6,770
2016	15.026600	15.277072	1.67%	5,778
2015	14.436485	15.026600	4.09%	1,446
2014	14.580986	14.436485	-0.99%	1,119
2013	11.668920	14.580986	24.96%	1,103
2012	10.281748	11.668920	13.49%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.058345	18.476441	15.06%	0
2016	14.775883	16.058345	8.68%	0
2015	16.258144	14.775883	-9.12%	0
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.714716	25.177275	6.17%	784
2016	20.149278	23.714716	17.70%	767
2015	21.538248	20.149278	-6.45%	789
2014	19.478221	21.538248	10.58%	796
2013	15.110100	19.478221	28.91%	809
2012	13.486709	15.110100	12.04%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.434525	16.364238	13.37%	58,762
2016	13.525972	14.434525	6.72%	59,074
2015	13.681474	13.525972	-1.14%	52,665
2014	13.310690	13.681474	2.79%	51,543
2013	11.028213	13.310690	20.70%	51,257
2012	9.735254	11.028213	13.28%	11,112
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.777935	10.891119	1.05%	9,296
2016	10.724241	10.777935	0.50%	8,469
2015	10.979650	10.724241	-2.33%	8,428
2014	10.683291	10.979650	2.77%	6,808
2013	11.200755	10.683291	-4.62%	6,700
2012	10.900226	11.200755	2.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.805268	18.984142	28.23%	7,044
2016	15.093694	14.805268	-1.91%	7,317
2015	14.470660	15.093694	4.31%	7,684
2014	14.514649	14.470660	-0.30%	7,869
2013	11.524943	14.514649	25.94%	7,690
2012	9.642894	11.524943	19.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.395409	19.263039	25.12%	8,784
2016	14.417891	15.395409	6.78%	8,602
2015	13.837801	14.417891	4.19%	8,633
2014	13.079528	13.837801	5.80%	8,988
2013	10.307778	13.079528	26.89%	8,400
2012	8.968657	10.307778	14.93%	2,575
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.633401	16.274784	19.37%	17,738
2016	12.535173	13.633401	8.76%	22,495
2015	12.666441	12.535173	-1.04%	22,723
2014	11.737675	12.666441	7.91%	107,414
2013	9.016676	11.737675	30.18%	55,625
2012	7.868002	9.016676	14.60%	5,418
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.444797	28.166348	15.22%	1,268
2016	21.235775	24.444797	15.11%	1,268
2015	23.203218	21.235775	-8.48%	1,268
2014	21.758697	23.203218	6.64%	1,268
2013	16.426574	21.758697	32.46%	1,268
2012	14.199541	16.426574	15.68%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.319140	10.805934	15.95%	0
2016	9.243528	9.319140	0.82%	0
2015*	10.000000	9.243528	-7.56%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.002296	20.906675	4.52%	2,790
2016	17.896590	20.002296	11.77%	2,765
2015	18.769942	17.896590	-4.65%	2,783
2014	18.695763	18.769942	0.40%	2,780
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.405191	16.374200	22.15%	0
2016	12.058722	13.405191	11.17%	0
2015	12.466092	12.058722	-3.27%	379
2014	11.949694	12.466092	4.32%	379
2013	8.503886	11.949694	40.52%	379
2012	7.435009	8.503886	14.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.077691	17.472844	15.89%	0
2016	13.986333	15.077691	7.80%	0
2015	14.346379	13.986333	-2.51%	0
2014	13.260465	14.346379	8.19%	0
2013	9.775903	13.260465	35.64%	0
2012	8.965523	9.775903	9.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.095767	13.269685	9.71%	19,987
2016	11.643302	12.095767	3.89%	24,632
2015	12.020417	11.643302	-3.14%	24,176
2014	11.772357	12.020417	2.11%	25,088
2013	10.487632	11.772357	12.25%	25,026
2012	9.646172	10.487632	8.72%	20,272
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.433854	14.097627	13.38%	16,888
2016	11.833410	12.433854	5.07%	16,888
2015	12.250041	11.833410	-3.40%	16,888
2014	11.951410	12.250041	2.50%	16,888
2013	10.068560	11.951410	18.70%	16,888
2012	9.050311	10.068560	11.25%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.279754	11.745729	4.13%	2,645
2016	11.013008	11.279754	2.42%	2,645
2015	11.332415	11.013008	-2.82%	2,759
2014	11.201751	11.332415	1.17%	2,878
2013	10.904150	11.201751	2.73%	2,993
2012	10.361633	10.904150	5.24%	3,113
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.437674	11.728069	12.36%	4,382
2016	10.099735	10.437674	3.35%	4,338
2015	10.779272	10.099735	-6.30%	4,095
2014	10.767145	10.779272	0.11%	3,940
2013*	10.000000	10.767145	7.67%	3,889
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.443238	12.043653	15.32%	4,503
2016	10.042727	10.443238	3.99%	4,446
2015	10.784098	10.042727	-6.87%	4,451
2014	10.904919	10.784098	-1.11%	4,259
2013*	10.000000	10.904919	9.05%	4,228
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.295793	13.719987	11.58%	35,361
2016	11.765889	12.295793	4.50%	41,050
2015	12.147767	11.765889	-3.14%	33,439
2014	11.866058	12.147767	2.37%	33,633
2013	10.288671	11.866058	15.33%	33,752
2012	9.352918	10.288671	10.00%	5,304
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.375109	14.305303	15.60%	3,617
2016	11.747991	12.375109	5.34%	3,691
2015	12.183719	11.747991	-3.58%	3,629
2014	11.902125	12.183719	2.37%	1,342
2013	9.782469	11.902125	21.67%	1,312
2012	8.720778	9.782469	12.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.910091	12.813410	7.58%	2,529
2016	11.476508	11.910091	3.78%	2,606
2015	11.848909	11.476508	-3.14%	2,606
2014	11.628374	11.848909	1.90%	2,606
2013	10.677747	11.628374	8.90%	2,606
2012	9.911812	10.677747	7.73%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.656840	11.889720	2.00%	2,021
2016	11.338656	11.656840	2.81%	12,805
2015	11.684768	11.338656	-2.96%	12,846
2014	11.401917	11.684768	2.48%	12,808
2013	11.899810	11.401917	-4.18%	11,502
2012	11.309423	11.899810	5.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.476674	12.675526	1.59%	6,713
2016	12.332168	12.476674	1.17%	1,782
2015	12.662207	12.332168	-2.61%	1,859
2014	12.331817	12.662207	2.68%	1,939
2013	12.859829	12.331817	-4.11%	2,017
2012	12.263446	12.859829	4.86%	2,097
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.773326	13.588381	15.42%	0
2016	10.795794	11.773326	9.05%	0
2015	11.387130	10.795794	-5.19%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.323695	12.620093	11.45%	0
2016	10.633438	11.323695	6.49%	0
2015	11.056316	10.633438	-3.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.403185	33.741448	38.27%	11,982
2016	23.190795	24.403185	5.23%	13,051
2015	28.279190	23.190795	-17.99%	9,129
2014	30.641852	28.279190	-7.71%	8,692
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.605754	11.599537	-0.05%	0
2016	11.766749	11.605754	-1.37%	0
2015	12.032256	11.766749	-2.21%	0
2014	11.753335	12.032256	2.37%	0
2013	12.512938	11.753335	-6.07%	0
2012	12.402888	12.512938	0.89%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.663894	8.518196	-1.68%	3,043
2016	8.848554	8.663894	-2.09%	2,726
2015	9.038357	8.848554	-2.10%	2,866
2014	9.232234	9.038357	-2.10%	553
2013	9.430266	9.232234	-2.10%	533
2012	9.633102	9.430266	-2.11%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.902450	9.831802	24.41%	1,387
2016	8.020666	7.902450	-1.47%	1,387
2015	8.465404	8.020666	-5.25%	1,387
2014	8.709707	8.465404	-2.80%	1,387
2013	7.567435	8.709707	15.09%	1,387
2012	6.708630	7.567435	12.80%	282
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.714238	10.618377	21.85%	505
2016	8.854338	8.714238	-1.58%	506
2015	9.171695	8.854338	-3.46%	506
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.463521	27.205952	15.95%	4,221
2016	21.892629	23.463521	7.18%	4,299
2015	22.587732	21.892629	-3.08%	4,290
2014	21.976637	22.587732	2.78%	4,302
2013	17.641099	21.976637	24.58%	2,858
2012	15.547767	17.641099	13.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.091454	16.420068	8.80%	6,176
2016	14.500350	15.091454	4.08%	4,234
2015	14.837165	14.500350	-2.27%	4,292
2014	14.490979	14.837165	2.39%	4,343
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.409706	19.569339	12.40%	18,166
2016	16.504731	17.409706	5.48%	18,166
2015	16.948937	16.504731	-2.62%	18,166
2014	16.454880	16.948937	3.00%	18,166
2013	14.065705	16.454880	16.99%	18,166
2012	12.800099	14.065705	9.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.129456	13.584982	3.47%	0
2016	12.861902	13.129456	2.08%	0
2015	13.103123	12.861902	-1.84%	0
2014	12.882997	13.103123	1.71%	0
2013	12.552822	12.882997	2.63%	0
2012	12.191753	12.552822	2.96%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.483488	12.005065	14.51%	6,080
2016	10.011825	10.483488	4.71%	6,080
2015	10.647727	10.011825	-5.97%	6,080
2014	10.690787	10.647727	-0.40%	6,080
2013*	10.000000	10.690787	6.91%	6,080
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.457007	20.406487	10.56%	11,553
2016	17.594988	18.457007	4.90%	11,574
2015	18.032786	17.594988	-2.43%	6,381
2014	17.512259	18.032786	2.97%	6,402
2013	15.337575	17.512259	14.18%	6,347
2012	14.138667	15.337575	8.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.348068	24.387125	14.24%	0
2016	20.099911	21.348068	6.21%	0
2015	20.682040	20.099911	-2.81%	0
2014	20.127929	20.682040	2.75%	0
2013	16.800084	20.127929	19.81%	0
2012	15.085484	16.800084	11.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.838568	16.935291	6.92%	8,017
2016	15.304545	15.838568	3.49%	1,975
2015	15.637618	15.304545	-2.13%	1,975
2014	15.250271	15.637618	2.54%	1,975
2013	14.097796	15.250271	8.17%	1,975
2012	13.329259	14.097796	5.77%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.249393	27.680130	24.41%	5,476
2016	21.994125	22.249393	1.16%	5,476
2015	21.432335	21.994125	2.62%	3,410
2014	20.165435	21.432335	6.28%	3,410
2013	15.113690	20.165435	33.42%	793
2012	13.036939	15.113690	15.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	35.538473	40.284670	13.36%	2,541
2016	30.175994	35.538473	17.77%	2,548
2015	31.624771	30.175994	-4.58%	2,584
2014	29.522061	31.624771	7.12%	2,603
2013	22.664722	29.522061	30.26%	1,545
2012	19.708343	22.664722	15.00%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.380930	14.971224	4.10%	2,828
2016	13.519510	14.380930	6.37%	2,750
2015	14.220555	13.519510	-4.93%	2,860
2014	13.982557	14.220555	1.70%	2,876
2013	14.444925	13.982557	-3.20%	2,777
2012	13.145245	14.444925	9.89%	1,884
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.536194	11.720764	22.91%	0
2016	9.987045	9.536194	-4.51%	0
2015	10.268527	9.987045	-2.74%	0
2014	10.632574	10.268527	-3.42%	0
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.685193	16.418082	19.97%	711
2016	13.314687	13.685193	2.78%	737
2015	14.368478	13.314687	-7.33%	708
2014	16.249274	14.368478	-11.57%	695
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.820636	17.574365	27.16%	4,328
2016	13.840824	13.820636	-0.15%	3,883
2015	13.708690	13.840824	0.96%	3,875
2014	12.712618	13.708690	7.84%	3,978
2013	9.660589	12.712618	31.59%	4,087
2012	8.496867	9.660589	13.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.976794	15.649439	11.97%	2,153
2016	12.301852	13.976794	13.62%	1,844
2015	13.012971	12.301852	-5.46%	2,895
2014	12.057068	13.012971	7.93%	2,964
2013	9.120782	12.057068	32.19%	3,025
2012	7.923076	9.120782	15.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.913676	17.371638	24.85%	0
2016	13.399857	13.913676	3.83%	0
2015	13.734813	13.399857	-2.44%	0
2014	13.526317	13.734813	1.54%	0
2013	9.968046	13.526317	35.70%	0
2012	8.881687	9.968046	12.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.083617	20.155167	11.46%	0
2016	15.706927	18.083617	15.13%	0
2015	16.520612	15.706927	-4.93%	0
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.838250	26.650753	22.04%	709
2016	20.642024	21.838250	5.80%	725
2015	20.973774	20.642024	-1.58%	697
2014	20.893389	20.973774	0.38%	761
2013	14.825411	20.893389	40.93%	1,816
2012	13.390907	14.825411	10.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	35.593238	37.898214	6.48%	0
2016	28.941373	35.593238	22.98%	0
2015	31.546364	28.941373	-8.26%	0
2014	30.181215	31.546364	4.52%	0
2013	22.016351	30.181215	37.09%	1,120
2012	18.693871	22.016351	17.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	32.039348	35.508861	10.83%	184
2016	26.704411	32.039348	19.98%	184
2015	27.804245	26.704411	-3.96%	184
2014	28.243703	27.804245	-1.56%	184
2013	20.525741	28.243703	37.60%	184
2012	18.196320	20.525741	12.80%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.086735	26.002203	17.73%	0
2016	20.294666	22.086735	8.83%	0
2015	20.593711	20.294666	-1.45%	0
2014	18.812481	20.593711	9.47%	0
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.010033	13.520128	3.92%	13,460
2016	12.398394	13.010033	4.93%	18,381
2015	13.424239	12.398394	-7.64%	18,936
2014	10.662014	13.424239	25.91%	16,963
2013	10.604401	10.662014	0.54%	13,141
2012	9.372044	10.604401	13.15%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.882846	16.477078	18.69%	21,588
2016	12.729155	13.882846	9.06%	32,826
2015	12.880755	12.729155	-1.18%	33,590
2014	11.635436	12.880755	10.70%	30,306
2013*	10.000000	11.635436	16.35%	28,141
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.779813	9.726190	-0.55%	2,878
2016	9.746170	9.779813	0.35%	13,636
2015	9.989310	9.746170	-2.43%	13,981
2014	10.153430	9.989310	-1.62%	13,491
2013	10.360309	10.153430	-2.00%	12,212
2012	10.222898	10.360309	1.34%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.101088	15.763633	11.79%	2,787
2016	11.915751	14.101088	18.34%	2,672
2015	12.796086	11.915751	-6.88%	2,823
2014	12.501577	12.796086	2.36%	2,803
2013*	10.000000	12.501577	25.02%	2,674
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.221437	15.885432	20.15%	456
2016	13.355354	13.221437	-1.00%	506
2015	14.195994	13.355354	-5.92%	487
2014	15.786737	14.195994	-10.08%	452
2013	13.427157	15.786737	17.57%	437
2012	11.471486	13.427157	17.05%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.355531	11.176957	7.93%	0
2016	9.995741	10.355531	3.60%	0
2015	10.721549	9.995741	-6.77%	0
2014	10.664643	10.721549	0.53%	0
2013	10.136567	10.664643	5.21%	0
2012*	10.000000	10.136567	1.37%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.472979	12.031205	14.88%	0
2016	10.172927	10.472979	2.95%	0
2015	11.466618	10.172927	-11.28%	0
2014	11.609967	11.466618	-1.23%	0
2013	10.255208	11.609967	13.21%	0
2012*	10.000000	10.255208	2.55%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.698702	11.900936	11.24%	0
2016	10.324115	10.698702	3.63%	0
2015	11.299564	10.324115	-8.63%	0
2014	11.260619	11.299564	0.35%	0
2013	10.272839	11.260619	9.62%	0
2012*	10.000000	10.272839	2.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.546915	36.765929	33.47%	8,718
2016	28.180468	27.546915	-2.25%	7,083
2015	27.765351	28.180468	1.50%	1,528
2014	27.789621	27.765351	-0.09%	1,551
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.638425	10.694195	23.80%	841
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.049417	27.462926	14.19%	0
2016	22.070227	24.049417	8.97%	0
2015	21.864353	22.070227	0.94%	0
2014	20.229362	21.864353	8.08%	557
2013	15.720688	20.229362	28.68%	621
2012	13.771324	15.720688	14.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	35.101577	39.147128	11.53%	7,832
2016	30.467967	35.101577	15.21%	7,832
2015	33.141181	30.467967	-8.07%	84
2014	30.318552	33.141181	9.31%	84
2013	22.022269	30.318552	37.67%	84
2012	19.117619	22.022269	15.19%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.009415	11.110915	11.00%	15,199
2016	9.054938	10.009415	10.54%	17,629
2015	10.185033	9.054938	-11.10%	17,305
2014	10.356420	10.185033	-1.65%	17,458
2013	10.567028	10.356420	-1.99%	14,475
2012*	10.000000	10.567028	5.67%	9,718

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.577036	10.293503	7.48%	0
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.410114	11.286190	8.42%	1,332
2016	10.332793	10.410114	0.75%	1,246
2015	11.370305	10.332793	-9.12%	1,249
2014	11.579356	11.370305	-1.81%	1,162
2013	12.659052	11.579356	-8.53%	1,092
2012	12.288357	12.659052	3.02%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.762842	10.669394	-0.87%	5,225
2016	10.851466	10.762842	-0.82%	5,030
2015	11.061140	10.851466	-1.90%	4,912
2014	11.214499	11.061140	-1.37%	4,960
2013	11.481716	11.214499	-2.33%	10,387
2012	11.090916	11.481716	3.52%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.290055	10.559840	2.62%	23,241
2016	10.245476	10.290055	0.44%	24,560
2015	10.430246	10.245476	-1.77%	16,162
2014	10.227743	10.430246	1.98%	16,017
2013	10.666107	10.227743	-4.11%	15,645
2012	9.950190	10.666107	7.20%	23,393
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.685448	19.439069	23.93%	0
2016	16.423940	15.685448	-4.50%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.485092	33.011409	24.64%	1,783
2016	30.298435	26.485092	-12.59%	1,807
2015	27.516881	30.298435	10.11%	1,776
2014	21.418935	27.516881	28.47%	1,805
2013	14.535657	21.418935	47.35%	1,851
2012	11.334453	14.535657	28.24%	72

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.457756	7.157643	-4.02%	970
2016	5.311412	7.457756	40.41%	765
2015	8.174268	5.311412	-35.02%	1,345
2014	10.352783	8.174268	-21.04%	1,105
2013	9.587752	10.352783	7.98%	948
2012*	10.000000	9.587752	-4.12%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.053161	27.174620	23.22%	10,901
2016	20.905410	22.053161	5.49%	10,998
2015	21.987735	20.905410	-4.92%	3,434
2014	22.889291	21.987735	-3.94%	3,436
2013	15.562679	22.889291	47.08%	4,803
2012	14.737338	15.562679	5.60%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.014438	12.322120	11.87%	0
2016	10.889237	11.014438	1.15%	0
2015	11.275111	10.889237	-3.42%	0
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.151786	39.922735	10.43%	0
2016	29.604189	36.151786	22.12%	0
2015	32.081516	29.604189	-7.72%	0
2014	30.094214	32.081516	6.60%	0
2013	22.345359	30.094214	34.68%	0
2012	19.277145	22.345359	15.92%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.263923	12.441604	1.45%	1,806
2016	12.005898	12.263923	2.15%	8,018
2015	12.580243	12.005898	-4.57%	6,336
2014	12.445969	12.580243	1.08%	6,224
2013	13.897954	12.445969	-10.45%	0
2012	13.227132	13.897954	5.07%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.224152	27.514013	9.08%	1,672
2016	21.004914	25.224152	20.09%	2,529
2015	21.811005	21.004914	-3.70%	850
2014	19.176220	21.811005	13.74%	1,743
2013	15.086477	19.176220	27.11%	0
2012	13.265997	15.086477	13.72%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	12.200406	13.706380	12.34%	11,487
2016	11.622301	12.200406	4.97%	2,660
2015	12.006336	11.622301	-3.20%	2,697
2014	11.923338	12.006336	0.70%	2,708
2013	10.105591	11.923338	17.99%	0
2012*	10.000000	10.105591	1.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.028971	12.572306	13.99%	9,495
2016	9.711073	11.028971	13.57%	10,433
2015*	10.000000	9.711073	-2.89%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.370787	15.990475	11.27%	0
2016	14.147346	14.370787	1.58%	0
2015	14.604440	14.147346	-3.13%	0
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.120520	10.604530	4.78%	0
2016	9.167159	10.120520	10.40%	0
2015*	10.000000	9.167159	-8.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.764507	9.861496	0.99%	4,129
2016	9.738966	9.764507	0.26%	3,725
2015*	10.000000	9.738966	-2.61%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.148950	1.49%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.759511	16.141317	9.36%	0
2016	11.506070	14.759511	28.28%	1,377
2015	12.571343	11.506070	-8.47%	1,511
2014	12.164147	12.571343	3.35%	2,472
2013*	10.000000	12.164147	21.64%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.642314	13.106278	12.57%	0
2016	10.327421	11.642314	12.73%	0
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	1,734
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	37.238827	40.960321	9.99%	0
2016	30.267585	37.238827	23.03%	0
2015	31.670493	30.267585	-4.43%	0
2014	30.789499	31.670493	2.86%	0
2013	22.361237	30.789499	37.69%	0
2012	19.745389	22.361237	13.25%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.698588	29.296076	18.61%	0
2016	22.648487	24.698588	9.05%	0
2015	22.946860	22.648487	-1.30%	0
2014	20.733991	22.946860	10.67%	0
2013	16.088443	20.733991	28.88%	0
2012	14.239301	16.088443	12.99%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.766536	25.810174	24.29%	3,342
2016	19.716437	20.766536	5.33%	3,342
2015	20.711751	19.716437	-4.81%	2,295
2014	19.630402	20.711751	5.51%	0
2013	16.603702	19.630402	18.23%	0
2012	15.407401	16.603702	7.76%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.177945	10.302571	1.22%	0
2016	9.546908	10.177945	6.61%	0
2015	9.854448	9.546908	-3.12%	0
2014	10.013671	9.854448	-1.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.256890	15.736596	10.38%	4,219
2016	13.845145	14.256890	2.97%	1,342
2015	14.224830	13.845145	-2.67%	0
2014	13.949939	14.224830	1.97%	0
2013	12.594405	13.949939	10.76%	0
2012	11.535594	12.594405	9.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.873202	16.921009	13.77%	0
2016	14.365494	14.873202	3.53%	0
2015	14.748866	14.365494	-2.60%	0
2014	14.410713	14.748866	2.35%	0
2013	12.735999	14.410713	13.15%	0
2012	11.511808	12.735999	10.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.593387	18.416907	18.11%	0
2016	14.980220	15.593387	4.09%	0
2015	15.390919	14.980220	-2.67%	0
2014	15.016813	15.390919	2.49%	0
2013	12.640493	15.016813	18.80%	0
2012	11.216070	12.640493	12.70%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.375787	11.789733	13.63%	0
2016*	10.000000	10.375787	3.76%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.247100	15.457514	-4.86%	0
2016	12.436234	16.247100	30.64%	10,950
2015	16.037774	12.436234	-22.46%	0
2014	18.789202	16.037774	-14.64%	1,648
2013	15.467253	18.789202	21.48%	0
2012	15.093369	15.467253	2.48%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	23.034602	25.392289	10.24%	0
2016	19.997803	23.034602	15.19%	0
2015	21.341819	19.997803	-6.30%	0
2014	20.105852	21.341819	6.15%	0
2013	16.074337	20.105852	25.08%	0
2012	14.034687	16.074337	14.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.197988	12.778265	14.11%	0
2016*	10.000000	11.197988	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.631016	31.175837	31.93%	3,144
2016	24.016745	23.631016	-1.61%	3,470
2015	22.959261	24.016745	4.61%	1,099
2014	21.136011	22.959261	8.63%	1,062
2013	15.882414	21.136011	33.08%	0
2012	14.188613	15.882414	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.903428	13.130819	1.76%	4,223
2016	12.621001	12.903428	2.24%	3,902
2015	13.008876	12.621001	-2.98%	0
2014	12.587552	13.008876	3.35%	0
2013	13.135777	12.587552	-4.17%	0
2012	12.712726	13.135777	3.33%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	36.027917	42.496135	17.95%	1,467
2016	32.895161	36.027917	9.52%	1,467
2015	34.174658	32.895161	-3.74%	833
2014	32.938845	34.174658	3.75%	0
2013	24.775344	32.938845	32.95%	0
2012	22.102308	24.775344	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.084347	24.275683	27.20%	0
2016	20.587144	19.084347	-7.30%	0
2015	20.368144	20.587144	1.08%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.770457	11.952532	1.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.149059	13.312712	9.58%	0
2016	10.969412	12.149059	10.75%	0
2015	11.953176	10.969412	-8.23%	0
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.453121	15.511380	7.32%	0
2016	12.953262	14.453121	11.58%	0
2015	14.242671	12.953262	-9.05%	0
2014	13.913401	14.242671	2.37%	0
2013	12.479263	13.913401	11.49%	0
2012	11.321632	12.479263	10.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	34.645022	37.513491	8.28%	0
2016	27.194497	34.645022	27.40%	0
2015	30.008931	27.194497	-9.38%	0
2014	30.494332	30.008931	-1.59%	0
2013	22.874618	30.494332	33.31%	0
2012	19.747243	22.874618	15.84%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.114324	9.090652	-0.26%	0
2016	9.048141	9.114324	0.73%	0
2015	9.662976	9.048141	-6.36%	0
2014	9.697542	9.662976	-0.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.809643	11.964845	10.69%	0
2016	10.587253	10.809643	2.10%	0
2015	11.488218	10.587253	-7.84%	0
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.791217	9.933364	1.45%	0
2016	10.054385	9.791217	-2.62%	0
2015	10.088773	10.054385	-0.34%	0
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.158174	14.762864	12.20%	0
2016	11.882435	13.158174	10.74%	0
2015	12.686635	11.882435	-6.34%	0
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.887018	14.915146	15.74%	0
2016	13.516544	12.887018	-4.66%	2,730
2015	15.071585	13.516544	-10.32%	2,599
2014	16.258919	15.071585	-7.30%	2,609
2013	13.278794	16.258919	22.44%	2,579
2012	11.387526	13.278794	16.61%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.058784	12.588347	4.39%	0
2016	10.606145	12.058784	13.70%	0
2015	11.593376	10.606145	-8.52%	0
2014	11.626646	11.593376	-0.29%	0
2013	10.753052	11.626646	8.12%	0
2012*	10.000000	10.753052	7.53%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.860821	15.970106	24.18%	1,295
2016	12.385199	12.860821	3.84%	2,680
2015	13.433879	12.385199	-7.81%	2,712
2014	12.727484	13.433879	5.55%	1,407
2013	10.010170	12.727484	27.15%	0
2012*	10.000000	10.010170	0.10%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.732570	9.843212	1.14%	5,619
2016	9.729662	9.732570	0.03%	5,162
2015*	10.000000	9.729662	-2.70%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	29.904584	38.041693	27.21%	0
2016	29.977540	29.904584	-0.24%	0
2015	27.369044	29.977540	9.53%	4,243
2014	25.786819	27.369044	6.14%	0
2013	20.134433	25.786819	28.07%	0
2012	16.613905	20.134433	21.19%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.012636	22.707432	41.81%	3,866
2016	14.372584	16.012636	11.41%	8,368
2015	14.036304	14.372584	2.40%	0
2014	13.118419	14.036304	7.00%	2,275
2013	9.902057	13.118419	32.48%	0
2012*	10.000000	9.902057	-0.98%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.205458	28.423350	28.00%	0
2016	24.323641	22.205458	-8.71%	0
2015	27.258392	24.323641	-10.77%	0
2014	31.692977	27.258392	-13.99%	0
2013	28.341566	31.692977	11.83%	0
2012	25.592595	28.341566	10.74%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.442430	10.560419	25.09%	10,428
2016	7.143017	8.442430	18.19%	18,327
2015	9.131560	7.143017	-21.78%	0
2014	9.786067	9.131560	-6.69%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.917428	10.079764	1.64%	0
2016*	10.000000	9.917428	-0.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.966452	16.029715	23.62%	1,094
2016	12.178962	12.966452	6.47%	1,206
2015	12.719544	12.178962	-4.25%	4,718
2014	14.052265	12.719544	-9.48%	0
2013	10.169223	14.052265	38.18%	0
2012*	10.000000	10.169223	1.69%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	27.721655	31.833653	14.83%	2,628
2016	24.898953	27.721655	11.34%	4,980
2015	25.685975	24.898953	-3.06%	4,344
2014	23.820115	25.685975	7.83%	2,566
2013	17.952750	23.820115	32.68%	0
2012	15.833392	17.952750	13.39%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.225177	18.894659	24.10%	2,482
2016	14.983190	15.225177	1.62%	4,482
2015	14.402140	14.983190	4.03%	2,098
2014	14.553727	14.402140	-1.04%	2,158
2013	11.653050	14.553727	24.89%	0
2012	10.273024	11.653050	13.43%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.200867	10.133063	10.13%	0
2016	8.178353	9.200867	12.50%	0
2015*	10.000000	8.178353	-18.22%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.007880	18.409004	15.00%	548
2016	14.736950	16.007880	8.62%	548
2015	16.223591	14.736950	-9.16%	548
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	0
2012	10.930588	13.114994	19.98%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.622064	25.066145	6.11%	0
2016	20.080778	23.622064	17.64%	2,051
2015	21.475997	20.080778	-6.50%	2,338
2014	19.431838	21.475997	10.52%	3,390
2013	15.081830	19.431838	28.84%	2,813
2012	13.468372	15.081830	11.98%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.356105	16.267056	13.31%	20,863
2016	13.459339	14.356105	6.66%	21,691
2015	13.621024	13.459339	-1.19%	9,419
2014	13.258642	13.621024	2.73%	2,913
2013	10.990690	13.258642	20.64%	2,889
2012	9.707105	10.990690	13.22%	2,446
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.719359	10.826425	1.00%	36,819
2016	10.671398	10.719359	0.45%	37,898
2015	10.931131	10.671398	-2.38%	19,970
2014	10.641514	10.931131	2.72%	7,534
2013	11.162660	10.641514	-4.67%	3,384
2012	10.868716	11.162660	2.70%	2,358
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.724805	18.871373	28.16%	4,381
2016	15.019315	14.724805	-1.96%	6,348
2015	14.406712	15.019315	4.25%	3,328
2014	14.457887	14.406712	-0.35%	1,884
2013	11.485739	14.457887	25.88%	0
2012	9.615008	11.485739	19.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.311760	19.148626	25.06%	3,483
2016	14.346869	15.311760	6.73%	3,483
2015	13.776670	14.346869	4.14%	2,016
2014	13.028408	13.776670	5.74%	0
2013	10.272722	13.028408	26.83%	0
2012	8.942733	10.272722	14.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.566221	16.186356	19.31%	23,999
2016	12.479772	13.566221	8.71%	29,601
2015	12.616898	12.479772	-1.09%	15,418
2014	11.697730	12.616898	7.86%	7,537
2013	8.990572	11.697730	30.11%	8,224
2012	7.849255	8.990572	14.54%	3,092
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.272186	27.953223	15.17%	1,152
2016	21.096566	24.272186	15.05%	1,152
2015	23.062893	21.096566	-8.53%	652
2014	21.638154	23.062893	6.58%	0
2013	16.343914	21.638154	32.39%	0
2012	14.135318	16.343914	15.62%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.312181	10.792361	15.90%	3,869
2016	9.241315	9.312181	0.77%	4,069
2015*	10.000000	9.241315	-7.59%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.861050	20.748474	4.47%	0
2016	17.779282	19.861050	11.71%	0
2015	18.656443	17.779282	-4.70%	0
2014	18.592204	18.656443	0.35%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.345990	16.293593	22.09%	0
2016	12.011599	13.345990	11.11%	0
2015	12.423731	12.011599	-3.32%	0
2014	11.915168	12.423731	4.27%	0
2013	8.483640	11.915168	40.45%	0
2012	7.421099	8.483640	14.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.011151	17.386882	15.83%	0
2016	13.931710	15.011151	7.75%	0
2015	14.297649	13.931710	-2.56%	0
2014	13.222171	14.297649	8.13%	0
2013	9.752647	13.222171	35.58%	0
2012	8.948768	9.752647	8.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.357908	14.487281	17.23%	0
2016	11.653981	12.357908	6.04%	0
2015	12.122702	11.653981	-3.87%	0
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.042402	13.204415	9.65%	11,819
2016	11.597835	12.042402	3.83%	9,388
2015	11.979598	11.597835	-3.19%	8,446
2014	11.738363	11.979598	2.06%	0
2013	10.462682	11.738363	12.19%	0
2012	9.628146	10.462682	8.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.378948	14.028220	13.32%	0
2016	11.787153	12.378948	5.02%	0
2015	12.208387	11.787153	-3.45%	0
2014	11.916848	12.208387	2.45%	0
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.229913	11.687887	4.08%	0
2016	10.969941	11.229913	2.37%	0
2015	11.293880	10.969941	-2.87%	0
2014	11.169368	11.293880	1.11%	0
2013	10.878184	11.169368	2.68%	0
2012	10.342256	10.878184	5.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.418161	11.700181	12.31%	26,142
2016	10.085979	10.418161	3.29%	26,974
2015	10.770090	10.085979	-6.35%	4,706
2014	10.763473	10.770090	0.06%	4,959
2013*	10.000000	10.763473	7.63%	5,047
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.423700	12.015002	15.27%	171,572
2016	10.029050	10.423700	3.94%	181,348
2015	10.774906	10.029050	-6.92%	149,360
2014	10.901196	10.774906	-1.16%	115,881
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.241457	13.652407	11.53%	0
2016	11.719853	12.241457	4.45%	0
2015	12.106433	11.719853	-3.19%	0
2014	11.831720	12.106433	2.32%	0
2013	10.264140	11.831720	15.27%	0
2012	9.335399	10.264140	9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.320440	14.234845	15.54%	0
2016	11.702050	12.320440	5.28%	0
2015	12.142278	11.702050	-3.63%	0
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.857478	12.750318	7.53%	0
2016	11.431632	11.857478	3.73%	0
2015	11.808623	11.431632	-3.19%	0
2014	11.594761	11.808623	1.84%	0
2013	10.652325	11.594761	8.85%	0
2012	9.893273	10.652325	7.67%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.605378	11.831188	1.95%	3,203
2016	11.294355	11.605378	2.75%	3,203
2015	11.645063	11.294355	-3.01%	3,203
2014	11.368969	11.645063	2.43%	0
2013	11.871478	11.368969	-4.23%	0
2012	11.288265	11.871478	5.17%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.421582	12.613126	1.54%	0
2016	12.283974	12.421582	1.12%	0
2015	12.619173	12.283974	-2.66%	0
2014	12.296182	12.619173	2.63%	0
2013	12.829222	12.296182	-4.15%	0
2012	12.240525	12.829222	4.81%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.751322	13.556088	15.36%	0
2016	10.781102	11.751322	9.00%	0
2015	11.377433	10.781102	-5.24%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.302503	12.590081	11.39%	0
2016	10.618948	11.302503	6.44%	0
2015	11.046898	10.618948	-3.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.230819	33.486076	38.20%	3,367
2016	23.038728	24.230819	5.17%	0
2015	28.108133	23.038728	-18.04%	0
2014	30.472073	28.108133	-7.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.523812	11.511763	-0.10%	0
2016	11.689619	11.523812	-1.42%	0
2015	11.959489	11.689619	-2.26%	0
2014	11.688212	11.959489	2.32%	0
2013	12.449973	11.688212	-6.12%	0
2012	12.346802	12.449973	0.84%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.602538	8.453569	-1.73%	0
2016	8.790365	8.602538	-2.14%	0
2015	8.983507	8.790365	-2.15%	0
2014	9.180892	8.983507	-2.15%	0
2013	9.382613	9.180892	-2.15%	0
2012	9.589344	9.382613	-2.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.867512	9.783358	24.35%	0
2016	7.989281	7.867512	-1.52%	0
2015	8.436587	7.989281	-5.30%	0
2014	8.684487	8.436587	-2.85%	0
2013	7.549373	8.684487	15.04%	0
2012	6.696046	7.549373	12.74%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.666856	10.555272	21.79%	0
2016	8.810672	8.666856	-1.63%	0
2015	9.131144	8.810672	-3.51%	0
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	0
2012	7.262970	8.400722	15.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.297886	27.000150	15.89%	0
2016	21.749160	23.297886	7.12%	0
2015	22.451176	21.749160	-3.13%	0
2014	21.854938	22.451176	2.73%	0
2013	17.552359	21.854938	24.51%	0
2012	15.477474	17.552359	13.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.032484	16.347581	8.75%	3,150
2016	14.451064	15.032484	4.02%	3,124
2015	14.794290	14.451064	-2.32%	3,266
2014	14.456487	14.794290	2.34%	3,368
2013	13.025523	14.456487	10.99%	0
2012	12.170096	13.025523	7.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.341670	19.482920	12.35%	0
2016	16.448610	17.341670	5.43%	0
2015	16.899940	16.448610	-2.67%	0
2014	16.415705	16.899940	2.95%	0
2013	14.039375	16.415705	16.93%	0
2012	12.782689	14.039375	9.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.036782	13.482227	3.42%	0
2016	12.777624	13.036782	2.03%	0
2015	13.023907	12.777624	-1.89%	0
2014	12.811652	13.023907	1.66%	0
2013	12.489681	12.811652	2.58%	0
2012	12.136632	12.489681	2.91%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.406707	11.612473	11.59%	7,315
2016	10.060490	10.406707	3.44%	3,372
2015	10.625969	10.060490	-5.32%	1,559
2014	10.599161	10.625969	0.25%	1,544
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.463874	11.976515	14.46%	13,590
2016	9.998183	10.463874	4.66%	10,189
2015	10.638651	9.998183	-6.02%	8,448
2014	10.687136	10.638651	-0.45%	32,700
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.326645	20.252047	10.51%	0
2016	17.479615	18.326645	4.85%	1,932
2015	17.923691	17.479615	-2.48%	2,052
2014	17.415214	17.923691	2.92%	2,244
2013	15.260369	17.415214	14.12%	2,330
2012	14.074710	15.260369	8.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.197228	24.202485	14.18%	0
2016	19.968070	21.197228	6.16%	0
2015	20.556890	19.968070	-2.86%	0
2014	20.016368	20.556890	2.70%	0
2013	16.715505	20.016368	19.75%	0
2012	15.017217	16.715505	11.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.726681	16.807093	6.87%	0
2016	15.204169	15.726681	3.44%	0
2015	15.543013	15.204169	-2.18%	0
2014	15.165754	15.543013	2.49%	0
2013	14.026830	15.165754	8.12%	0
2012	13.268954	14.026830	5.71%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.162481	27.557982	24.35%	0
2016	21.919384	22.162481	1.11%	2,237
2015	21.370417	21.919384	2.57%	2,268
2014	20.117464	21.370417	6.23%	2,381
2013	15.085423	20.117464	33.36%	0
2012	13.019223	15.085423	15.87%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.063345	11.576191	15.03%	5,908
2016	9.474028	10.063345	6.22%	1,939
2015	9.904787	9.474028	-4.35%	0
2014*	10.000000	9.904787	-0.95%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.657696	12.692055	19.09%	0
2016	9.897031	10.657696	7.69%	0
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	35.287508	39.979823	13.30%	0
2016	29.978156	35.287508	17.71%	0
2015	31.433486	29.978156	-4.63%	0
2014	29.358496	31.433486	7.07%	0
2013	22.550669	29.358496	30.19%	0
2012	19.619205	22.550669	14.94%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.279389	14.857945	4.05%	3,740
2016	13.430901	14.279389	6.32%	3,551
2015	14.134577	13.430901	-4.98%	0
2014	13.905116	14.134577	1.65%	0
2013	14.372269	13.905116	-3.25%	0
2012	13.085829	14.372269	9.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.494091	11.663081	22.85%	0
2016	9.948025	9.494091	-4.56%	0
2015	10.233633	9.948025	-2.79%	0
2014	10.601854	10.233633	-3.47%	0
2013	8.948602	10.601854	18.47%	0
2012	7.916925	8.948602	13.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.589991	16.295571	19.91%	0
2016	13.228809	13.589991	2.73%	0
2015	14.283110	13.228809	-7.38%	0
2014	16.160982	14.283110	-11.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.759602	17.487852	27.10%	0
2016	13.786714	13.759602	-0.20%	0
2015	13.662073	13.786714	0.91%	0
2014	12.675861	13.662073	7.78%	0
2013	9.637576	12.675861	31.53%	0
2012	8.480971	9.637576	13.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.915025	15.572352	11.91%	0
2016	12.253720	13.915025	13.56%	0
2015	12.968676	12.253720	-5.51%	0
2014	12.022173	12.968676	7.87%	0
2013	9.099031	12.022173	32.13%	0
2012	7.908241	9.099031	15.06%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.852181	17.286053	24.79%	0
2016	13.347436	13.852181	3.78%	0
2015	13.688071	13.347436	-2.49%	8,583
2014	13.487189	13.688071	1.49%	0
2013	9.944282	13.487189	35.63%	0
2012	8.865053	9.944282	12.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.003799	20.055989	11.40%	0
2016	15.645570	18.003799	15.07%	0
2015	16.464495	15.645570	-4.97%	0
2014	14.378908	16.464495	14.50%	0
2013	10.830592	14.378908	32.76%	0
2012	9.513974	10.830592	13.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.684027	26.449070	21.97%	0
2016	20.506683	21.684027	5.74%	0
2015	20.846898	20.506683	-1.63%	0
2014	20.777610	20.846898	0.33%	0
2013	14.750783	20.777610	40.86%	0
2012	13.330323	14.750783	10.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	35.341883	37.611412	6.42%	0
2016	28.751638	35.341883	22.92%	0
2015	31.355557	28.751638	-8.30%	0
2014	30.013992	31.355557	4.47%	0
2013	21.905542	30.013992	37.02%	0
2012	18.609309	21.905542	17.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	31.813092	35.240155	10.77%	0
2016	26.529328	31.813092	19.92%	0
2015	27.636056	26.529328	-4.00%	0
2014	28.087212	27.636056	-1.61%	0
2013	20.422430	28.087212	37.53%	0
2012	18.114007	20.422430	12.74%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.930781	25.805454	17.67%	0
2016	20.161635	21.930781	8.77%	0
2015	20.469179	20.161635	-1.50%	0
2014	18.708276	20.469179	9.41%	0
2013	14.618193	18.708276	27.98%	0
2012	13.122958	14.618193	11.39%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.952559	13.453546	3.87%	3,844
2016	12.349912	12.952559	4.88%	3,844
2015	13.378579	12.349912	-7.69%	2,238
2014	10.631183	13.378579	25.84%	4,756
2013	10.579126	10.631183	0.49%	0
2012	9.354492	10.579126	13.09%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.856881	16.437893	18.63%	0
2016	12.711821	13.856881	9.01%	0
2015	12.869785	12.711821	-1.23%	0
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.736599	9.678288	-0.60%	0
2016	9.708053	9.736599	0.29%	6,834
2015	9.955337	9.708053	-2.48%	6,542
2014	10.124076	9.955337	-1.67%	6,594
2013	10.335646	10.124076	-2.05%	0
2012	10.203793	10.335646	1.29%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.074715	15.726152	11.73%	0
2016	11.899530	14.074715	18.28%	0
2015	12.785198	11.899530	-6.93%	0
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.169760	15.815285	20.09%	2,812
2016	13.309931	13.169760	-1.05%	0
2015	14.154944	13.309931	-5.97%	0
2014	15.749135	14.154944	-10.12%	0
2013	13.402022	15.749135	17.51%	0
2012	11.455869	13.402022	16.99%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.333567	11.147577	7.88%	3,505
2016	9.979624	10.333567	3.55%	3,505
2015	10.709726	9.979624	-6.82%	3,505
2014	10.658319	10.709726	0.48%	0
2013	10.135732	10.658319	5.16%	0
2012*	10.000000	10.135732	1.36%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.450746	11.999559	14.82%	0
2016	10.156502	10.450746	2.90%	0
2015	11.453973	10.156502	-11.33%	0
2014	11.603088	11.453973	-1.29%	0
2013	10.254367	11.603088	13.15%	0
2012*	10.000000	10.254367	2.54%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.676017	11.869663	11.18%	9,917
2016	10.307471	10.676017	3.58%	9,917
2015	11.287112	10.307471	-8.68%	9,917
2014	11.253950	11.287112	0.29%	0
2013	10.271999	11.253950	9.56%	0
2012*	10.000000	10.271999	2.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.352371	36.487717	33.40%	2,070
2016	27.995705	27.352371	-2.30%	0
2015	27.597404	27.995705	1.44%	0
2014	27.635635	27.597404	-0.14%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.626656	10.674191	23.73%	0
2016	9.061745	8.626656	-4.80%	0
2015	8.981906	9.061745	0.89%	13,636
2014*	10.000000	8.981906	-10.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.879637	27.255184	14.14%	0
2016	21.925576	23.879637	8.91%	0
2015	21.732156	21.925576	0.89%	0
2014	20.117327	21.732156	8.03%	0
2013	15.641602	20.117327	28.61%	0
2012	13.709058	15.641602	14.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	34.853759	38.850959	11.47%	0
2016	30.268263	34.853759	15.15%	0
2015	32.940791	30.268263	-8.11%	0
2014	30.150620	32.940791	9.25%	395
2013	21.911475	30.150620	37.60%	0
2012	19.031177	21.911475	15.13%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.985593	11.078817	10.95%	0
2016	9.037994	9.985593	10.48%	2,370
2015	10.171179	9.037994	-11.14%	2,614
2014	10.347613	10.171179	-1.71%	2,557
2013	10.563432	10.347613	-2.04%	2,564
2012*	10.000000	10.563432	5.63%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.559115	10.269002	7.43%	0
2016	8.628477	9.559115	10.79%	0
2015	9.031681	8.628477	-4.46%	0
2014	9.102276	9.031681	-0.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.369428	11.236340	8.36%	0
2016	10.297659	10.369428	0.70%	0
2015	11.337415	10.297659	-9.17%	0
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.720804	10.622304	-0.92%	11,153
2016	10.814584	10.720804	-0.87%	13,448
2015	11.029176	10.814584	-1.95%	3,623
2014	11.187797	11.029176	-1.42%	2,783
2013	11.460232	11.187797	-2.38%	0
2012	11.075823	11.460232	3.47%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.056409	10.067634	0.11%	0
2016*	10.000000	10.056409	0.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.260350	10.523997	2.57%	6,523
2016	10.221099	10.260350	0.38%	6,523
2015	10.410747	10.221099	-1.82%	4,492
2014	10.213832	10.410747	1.93%	0
2013	10.657042	10.213832	-4.16%	0
2012	9.946827	10.657042	7.14%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.576318	19.294003	23.87%	2,909
2016	16.317992	15.576318	-4.55%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.395179	32.882591	24.58%	4,050
2016	30.210973	26.395179	-12.63%	1,697
2015	27.451477	30.210973	10.05%	5,219
2014	21.378928	27.451477	28.40%	4,738
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.439970	7.136939	-4.07%	0
2016	5.301448	7.439970	40.34%	19,655
2015	8.163120	5.301448	-35.06%	0
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.916936	26.993020	23.16%	0
2016	20.786855	21.916936	5.44%	0
2015	21.874220	20.786855	-4.97%	2,642
2014	22.782777	21.874220	-3.99%	0
2013	15.498174	22.782777	47.00%	0
2012	14.683773	15.498174	5.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.962067	12.251043	11.76%	2,736
2016	10.848509	10.962067	1.05%	3,657
2015	11.244424	10.848509	-3.52%	3,657
2014	11.038857	11.244424	1.86%	6,814
2013	10.088976	11.038857	9.42%	3,742
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	35.642546	39.320287	10.32%	0
2016	29.216938	35.642546	21.99%	1,712
2015	31.694266	29.216938	-7.82%	1,719
2014	29.761369	31.694266	6.49%	1,744
2013	22.120795	29.761369	34.54%	3,094
2012	19.102982	22.120795	15.80%	937
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.089660	12.252314	1.35%	0
2016	11.847379	12.089660	2.05%	0
2015	12.426837	11.847379	-4.66%	945
2014	12.306787	12.426837	0.98%	1,026
2013	13.756602	12.306787	-10.54%	5,919
2012	13.106022	13.756602	4.96%	3,815
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.925166	27.160180	8.97%	0
2016	20.777100	24.925166	19.96%	2,228
2015	21.596512	20.777100	-3.79%	2,466
2014	19.007056	21.596512	13.62%	3,104
2013	14.968686	19.007056	26.98%	3,134
2012	13.175924	14.968686	13.61%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	12.148657	13.634342	12.23%	6,387
2016	11.584814	12.148657	4.87%	56,206
2015	11.979846	11.584814	-3.30%	56,911
2014	11.909203	11.979846	0.59%	57,533
2013	10.103928	11.909203	17.87%	34,734
2012*	10.000000	10.103928	1.04%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.010215	12.538133	13.88%	0
2016	9.704438	11.010215	13.46%	0
2015*	10.000000	9.704438	-2.96%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.258604	15.849484	11.16%	12,758
2016	14.051223	14.258604	1.48%	24,946
2015	14.520049	14.051223	-3.23%	33,457
2014	14.572708	14.520049	-0.36%	27,951
2013	13.029722	14.572708	11.84%	15,378
2012	12.122153	13.029722	7.49%	2,869
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.103300	10.575703	4.68%	0
2016	9.160897	10.103300	10.29%	0
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.747871	9.834655	0.89%	0
2016	9.732303	9.747871	0.16%	0
2015*	10.000000	9.732303	-2.68%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.142078	1.42%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.704302	16.064554	9.25%	0
2016	11.474725	14.704302	28.15%	0
2015	12.549926	11.474725	-8.57%	0
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.610654	13.057312	12.46%	0
2016	10.309826	11.610654	12.62%	2,213
2015	10.819404	10.309826	-4.71%	2,213
2014*	10.000000	10.819404	8.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	36.714343	40.342279	9.88%	0
2016	29.871721	36.714343	22.91%	0
2015	31.288254	29.871721	-4.53%	0
2014	30.449022	31.288254	2.76%	0
2013	22.136555	30.449022	37.55%	0
2012	19.567037	22.136555	13.13%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.350731	28.854046	18.49%	0
2016	22.352272	24.350731	8.94%	0
2015	22.669915	22.352272	-1.40%	0
2014	20.504713	22.669915	10.56%	0
2013	15.926800	20.504713	28.74%	10,351
2012	14.110692	15.926800	12.87%	6,332

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.474093	25.420801	24.16%	0
2016	19.458598	20.474093	5.22%	131
2015	20.461823	19.458598	-4.90%	5,213
2014	19.413353	20.461823	5.40%	5,206
2013	16.436907	19.413353	18.11%	5,336
2012	15.268266	16.436907	7.65%	5,188
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.139849	10.253552	1.12%	0
2016	9.520869	10.139849	6.50%	0
2015	9.837634	9.520869	-3.22%	0
2014	10.006804	9.837634	-1.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.087919	15.534251	10.27%	0
2016	13.695016	14.087919	2.87%	2,389
2015	14.084973	13.695016	-2.77%	2,445
2014	13.826916	14.084973	1.87%	1,853
2013	12.496093	13.826916	10.65%	1,317
2012	11.457282	12.496093	9.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.696885	16.703383	13.65%	0
2016	14.209675	14.696885	3.43%	0
2015	14.603822	14.209675	-2.70%	0
2014	14.283608	14.603822	2.24%	0
2013	12.636579	14.283608	13.03%	0
2012	11.433657	12.636579	10.52%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.408471	18.179977	17.99%	0
2016	14.817686	15.408471	3.99%	1,385
2015	15.239512	14.817686	-2.77%	1,038
2014	14.884300	15.239512	2.39%	1,038
2013	12.541764	14.884300	18.68%	532
2012	11.139882	12.541764	12.58%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.368772	11.769761	13.51%	0
2016*	10.000000	10.368772	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.054360	15.258575	-4.96%	0
2016	12.301249	16.054360	30.51%	2,699
2015	15.879962	12.301249	-22.54%	2,538
2014	18.623387	15.879962	-14.73%	4,441
2013	15.346435	18.623387	21.35%	2,978
2012	14.990822	15.346435	2.37%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	22.710052	25.009014	10.12%	0
2016	19.736154	22.710052	15.07%	1,002
2015	21.084141	19.736154	-6.39%	1,002
2014	19.883423	21.084141	6.04%	1,002
2013	15.912756	19.883423	24.95%	2,602
2012	13.907849	15.912756	14.42%	1,269
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.190418	12.756612	14.00%	0
2016*	10.000000	11.190418	11.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.298188	30.705462	31.79%	292
2016	23.702647	23.298188	-1.71%	4,647
2015	22.682172	23.702647	4.50%	4,751
2014	20.902287	22.682172	8.52%	4,871
2013	15.722839	20.902287	32.94%	4,680
2012	14.060446	15.722839	11.82%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.721701	12.932702	1.66%	149
2016	12.455947	12.721701	2.13%	1,355
2015	12.851874	12.455947	-3.08%	1,523
2014	12.448350	12.851874	3.24%	1,523
2013	13.003797	12.448350	-4.27%	1,076
2012	12.597898	13.003797	3.22%	776
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	35.520446	41.854894	17.83%	0
2016	32.464898	35.520446	9.41%	3,399
2015	33.762181	32.464898	-3.84%	3,243
2014	32.574588	33.762181	3.65%	4,379
2013	24.526407	32.574588	32.81%	4,420
2012	21.902676	24.526407	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.815558	23.909411	27.07%	0
2016	20.317893	18.815558	-7.39%	746
2015	20.122326	20.317893	0.97%	746
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.726459	11.895725	1.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.041912	13.181871	9.47%	6,290
2016	10.883761	12.041912	10.64%	9,122
2015	11.871983	10.883761	-8.32%	10,697
2014	11.808948	11.871983	0.53%	10,708
2013	9.760501	11.808948	20.99%	2,828
2012	8.658146	9.760501	12.73%	1,833

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.296369	15.327523	7.21%	59,663
2016	12.825833	14.296369	11.47%	74,816
2015	14.116993	12.825833	-9.15%	77,079
2014	13.804741	14.116993	2.26%	71,244
2013	12.394472	13.804741	11.38%	12,660
2012	11.256241	12.394472	10.11%	1,520
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	34.157112	36.947500	8.17%	0
2016	26.838841	34.157112	27.27%	0
2015	29.646787	26.838841	-9.47%	0
2014	30.157166	29.646787	-1.69%	0
2013	22.644824	30.157166	33.17%	0
2012	19.568913	22.644824	15.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.080213	9.047405	-0.36%	797
2016	9.023484	9.080213	0.63%	4,105
2015	9.646505	9.023484	-6.46%	6,046
2014	9.690920	9.646505	-0.46%	5,829
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.758200	11.895777	10.57%	0
2016	10.547624	10.758200	2.00%	0
2015	11.456943	10.547624	-7.94%	0
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.754570	9.886095	1.35%	0
2016	10.026981	9.754570	-2.72%	2,040
2015	10.071568	10.026981	-0.44%	2,040
2014	9.844677	10.071568	2.30%	2,040
2013*	10.000000	9.844677	-1.55%	1,022
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.095592	14.677691	12.08%	0
2016	11.837985	13.095592	10.62%	0
2015	12.652106	11.837985	-6.43%	0
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.786396	14.783618	15.62%	19,712
2016	13.424690	12.786396	-4.75%	27,246
2015	14.984494	13.424690	-10.41%	29,207
2014	16.181516	14.984494	-7.40%	26,689
2013	13.229084	16.181516	22.32%	16,290
2012	11.356526	13.229084	16.49%	5,687

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.001432	12.515705	4.29%	2,875
2016	10.566473	12.001432	13.58%	7,892
2015	11.561823	10.566473	-8.61%	10,171
2014	11.606867	11.561823	-0.39%	9,595
2013	10.745732	11.606867	8.01%	4,323
2012*	10.000000	10.745732	7.46%	2,852
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.799632	15.877932	24.05%	0
2016	12.338849	12.799632	3.73%	646
2015	13.397299	12.338849	-7.90%	683
2014	12.705810	13.397299	5.44%	580
2013	10.003346	12.705810	27.02%	735
2012*	10.000000	10.003346	0.03%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.716010	9.816452	1.03%	0
2016	9.723014	9.716010	-0.07%	0
2015*	10.000000	9.723014	-2.77%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	29.483311	37.467609	27.08%	0
2016	29.585397	29.483311	-0.35%	1,796
2015	27.038648	29.585397	9.42%	1,796
2014	25.501584	27.038648	6.03%	1,796
2013	19.932075	25.501584	27.94%	1,796
2012	16.463786	19.932075	21.07%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.936271	22.576146	41.67%	0
2016	14.318638	15.936271	11.30%	1,916
2015	13.997930	14.318638	2.29%	2,017
2014	13.095940	13.997930	6.89%	2,204
2013	9.895201	13.095940	32.35%	5,665
2012*	10.000000	9.895201	-1.05%	2,087
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	21.892649	27.994418	27.87%	0
2016	24.005455	21.892649	-8.80%	2,347
2015	26.929375	24.005455	-10.86%	1,776
2014	31.342505	26.929375	-14.08%	1,613
2013	28.056820	31.342505	11.71%	1,490
2012	25.361453	28.056820	10.63%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.410840	10.510188	24.96%	0
2016	7.123546	8.410840	18.07%	0
2015	9.115994	7.123546	-21.86%	0
2014	9.779381	9.115994	-6.78%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.910741	10.062699	1.53%	0
2016*	10.000000	9.910741	-0.89%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.904776	15.937209	23.50%	0
2016	12.133394	12.904776	6.36%	207
2015	12.684918	12.133394	-4.35%	212
2014	14.028356	12.684918	-9.58%	232
2013	10.162292	14.028356	38.04%	215
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	27.331246	31.353373	14.72%	0
2016	24.573342	27.331246	11.22%	0
2015	25.376008	24.573342	-3.16%	1,607
2014	23.556736	25.376008	7.72%	2,533
2013	17.772394	23.556736	32.55%	4,380
2012	15.690399	17.772394	13.27%	2,742
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.121849	18.747311	23.97%	0
2016	14.896670	15.121849	1.51%	4,797
2015	14.333619	14.896670	3.93%	6,480
2014	14.499320	14.333619	-1.14%	7,226
2013	11.621349	14.499320	24.76%	5,896
2012	10.255587	11.621349	13.32%	1,684
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.185199	10.105496	10.02%	0
2016	8.172749	9.185199	12.39%	0
2015*	10.000000	8.172749	-18.27%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.907334	18.274754	14.88%	0
2016	14.659322	15.907334	8.51%	0
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.437700	24.845171	6.01%	0
2016	19.944374	23.437700	17.52%	0
2015	21.351945	19.944374	-6.59%	0
2014	19.339361	21.351945	10.41%	0
2013	15.025393	19.339361	28.71%	0
2012	13.431733	15.025393	11.86%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.200352	16.074177	13.20%	285
2016	13.326893	14.200352	6.55%	20,350
2015	13.500802	13.326893	-1.29%	64,214
2014	13.155061	13.500802	2.63%	83,437
2013	10.915987	13.155061	20.51%	81,314
2012	9.651009	10.915987	13.11%	39,838
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.603096	10.698086	0.90%	0
2016	10.566422	10.603096	0.35%	11,852
2015	10.834683	10.566422	-2.48%	25,105
2014	10.558416	10.834683	2.62%	27,796
2013	11.086812	10.558416	-4.77%	25,058
2012	10.805947	11.086812	2.60%	8,095
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.565075	18.647659	28.03%	2,118
2016	14.871536	14.565075	-2.06%	2,912
2015	14.279546	14.871536	4.15%	5,171
2014	14.344932	14.279546	-0.46%	5,358
2013	11.407665	14.344932	25.75%	9,026
2012	9.559441	11.407665	19.33%	6,347
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.145633	18.921582	24.93%	2,526
2016	14.205683	15.145633	6.62%	9,707
2015	13.655045	14.205683	4.03%	9,516
2014	12.926599	13.655045	5.64%	9,282
2013	10.202870	12.926599	26.70%	6,122
2012	8.891032	10.202870	14.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.432823	16.010878	19.19%	2,484
2016	12.369650	13.432823	8.60%	17,495
2015	12.518367	12.369650	-1.19%	29,278
2014	11.618251	12.518367	7.75%	32,650
2013	8.938617	11.618251	29.98%	28,212
2012	7.811893	8.938617	14.42%	10,546
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	23.930210	27.531303	15.05%	0
2016	20.820558	23.930210	14.94%	527
2015	22.784456	20.820558	-8.62%	527
2014	21.398796	22.784456	6.48%	527
2013	16.179644	21.398796	32.26%	481
2012	14.007587	16.179644	15.51%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.298223	10.765219	15.78%	0
2016	9.236887	9.298223	0.66%	0
2015*	10.000000	9.236887	-7.63%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.581368	20.435457	4.36%	0
2016	17.546790	19.581368	11.60%	1,805
2015	18.431324	17.546790	-4.80%	1,805
2014	18.386657	18.431324	0.24%	1,805
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.228247	16.133404	21.96%	0
2016	11.917764	13.228247	11.00%	975
2015	12.339291	11.917764	-3.42%	975
2014	11.846296	12.339291	4.16%	975
2013	8.443224	11.846296	40.31%	892
2012	7.393317	8.443224	14.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.878691	17.215899	15.71%	0
2016	13.822869	14.878691	7.64%	0
2015	14.200465	13.822869	-2.66%	0
2014	13.145734	14.200465	8.02%	0
2013	9.706187	13.145734	35.44%	0
2012	8.915278	9.706187	8.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.248890	14.344867	17.11%	0
2016	11.562949	12.248890	5.93%	11,673
2015	12.040306	11.562949	-3.96%	11,673
2014	11.787398	12.040306	2.15%	11,673
2013	9.313423	11.787398	26.56%	11,125
2012	8.203195	9.313423	13.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.936142	13.074573	9.54%	0
2016	11.507225	11.936142	3.73%	10,518
2015	11.898168	11.507225	-3.29%	13,067
2014	11.670508	11.898168	1.95%	13,198
2013	10.412844	11.670508	12.08%	12,798
2012	9.592119	10.412844	8.56%	1,337
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.269743	13.890306	13.21%	0
2016	11.695095	12.269743	4.91%	0
2015	12.125438	11.695095	-3.55%	0
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.130920	11.573049	3.97%	0
2016	10.884327	11.130920	2.27%	7,070
2015	11.217196	10.884327	-2.97%	19,845
2014	11.104872	11.217196	1.01%	20,033
2013	10.826431	11.104872	2.57%	20,215
2012	10.303603	10.826431	5.07%	15,880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.379157	11.644509	12.19%	0
2016	10.058488	10.379157	3.19%	79,763
2015	10.751733	10.058488	-6.45%	82,382
2014	10.756118	10.751733	-0.04%	83,537
2013*	10.000000	10.756118	7.56%	26,213
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.384718	11.957875	15.15%	60,081
2016	10.001729	10.384718	3.83%	94,060
2015	10.756555	10.001729	-7.02%	97,101
2014	10.893760	10.756555	-1.26%	97,339
2013*	10.000000	10.893760	8.94%	39,390
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.133499	13.518208	11.41%	0
2016	11.628348	12.133499	4.34%	5,730
2015	12.024199	11.628348	-3.29%	5,871
2014	11.763379	12.024199	2.22%	15,655
2013	10.215280	11.763379	15.15%	14,840
2012	9.300488	10.215280	9.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.211782	14.094945	15.42%	0
2016	11.610676	12.211782	5.18%	15,140
2015	12.059799	11.610676	-3.72%	15,140
2014	11.799144	12.059799	2.21%	15,087
2013	9.712704	11.799144	21.48%	14,212
2012	8.671897	9.712704	12.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.752928	12.625014	7.42%	0
2016	11.342399	11.752928	3.62%	1,408
2015	11.728425	11.342399	-3.29%	3,324
2014	11.527800	11.728425	1.74%	3,346
2013	10.601632	11.527800	8.74%	2,838
2012	9.856291	10.601632	7.56%	1,048

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.503048	11.714932	1.84%	0
2016	11.206184	11.503048	2.65%	0
2015	11.565974	11.206184	-3.11%	0
2014	11.303315	11.565974	2.32%	0
2013	11.815009	11.303315	-4.33%	0
2012	11.246092	11.815009	5.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.312031	12.489143	1.44%	0
2016	12.188056	12.312031	1.02%	0
2015	12.533433	12.188056	-2.76%	0
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.707345	13.491596	15.24%	0
2016	10.751716	11.707345	8.89%	0
2015	11.358040	10.751716	-5.34%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.260220	12.530194	11.28%	0
2016	10.590019	11.260220	6.33%	0
2015	11.028073	10.590019	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	23.889527	32.980836	38.06%	0
2016	22.737375	23.889527	5.07%	1,014
2015	27.768878	22.737375	-18.12%	1,363
2014	30.135104	27.768878	-7.85%	1,291
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.361510	11.338074	-0.21%	162
2016	11.536740	11.361510	-1.52%	162
2015	11.815163	11.536740	-2.36%	162
2014	11.558971	11.815163	2.22%	162
2013	12.324915	11.558971	-6.21%	0
2012	12.235311	12.324915	0.73%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.481031	8.325665	-1.83%	0
2016	8.675043	8.481031	-2.24%	11,598
2015	8.874721	8.675043	-2.25%	106,625
2014	9.079000	8.874721	-2.25%	99,387
2013	9.287976	9.079000	-2.25%	4,361
2012	9.502353	9.287976	-2.26%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.798095	9.687170	24.22%	0
2016	7.926863	7.798095	-1.62%	0
2015	8.379256	7.926863	-5.40%	0
2014	8.634305	8.379256	-2.95%	0
2013	7.513425	8.634305	14.92%	0
2012	6.670992	7.513425	12.63%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.572817	10.430113	21.66%	0
2016	8.723962	8.572817	-1.73%	0
2015	9.050537	8.723962	-3.61%	0
2014	9.869618	9.050537	-8.30%	0
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.969727	26.592718	15.77%	0
2016	21.464678	22.969727	7.01%	0
2015	22.180180	21.464678	-3.23%	0
2014	21.613229	22.180180	2.62%	0
2013	17.375986	21.613229	24.39%	0
2012	15.337663	17.375986	13.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.915109	16.203411	8.64%	0
2016	14.352845	14.915109	3.92%	5,040
2015	14.708781	14.352845	-2.42%	5,208
2014	14.387629	14.708781	2.23%	3,823
2013	12.976755	14.387629	10.87%	2,926
2012	12.136974	12.976755	6.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.206300	19.311161	12.23%	0
2016	16.336863	17.206300	5.32%	0
2015	16.802294	16.336863	-2.77%	0
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.853114	13.278734	3.31%	4,735
2016	12.610458	12.853114	1.92%	8,669
2015	12.866665	12.610458	-1.99%	8,669
2014	12.669920	12.866665	1.55%	8,689
2013	12.364144	12.669920	2.47%	3,967
2012	12.026976	12.364144	2.80%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.367763	11.557229	11.47%	0
2016	10.033070	10.367763	3.34%	2,549
2015	10.607868	10.033070	-5.42%	2,660
2014	10.591924	10.607868	0.15%	1,466
2013*	10.000000	10.591924	5.92%	1,483
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.424710	11.919525	14.34%	0
2016	9.970922	10.424710	4.55%	57,984
2015	10.620513	9.970922	-6.12%	58,945
2014	10.679835	10.620513	-0.56%	58,113
2013*	10.000000	10.679835	6.80%	17,676
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.068578	19.946517	10.39%	0
2016	17.251061	18.068578	4.74%	8,465
2015	17.707429	17.251061	-2.58%	9,900
2014	17.222683	17.707429	2.81%	10,120
2013	15.107089	17.222683	14.00%	3,348
2012	13.947620	15.107089	8.31%	1,640
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.898710	23.837342	14.06%	0
2016	19.706933	20.898710	6.05%	7,891
2015	20.308799	19.706933	-2.96%	8,669
2014	19.795011	20.308799	2.60%	8,700
2013	16.547545	19.795011	19.63%	8,715
2012	14.881569	16.547545	11.19%	778
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.505198	16.553518	6.76%	0
2016	15.005333	15.505198	3.33%	0
2015	15.355431	15.005333	-2.28%	0
2014	14.998051	15.355431	2.38%	0
2013	13.885904	14.998051	8.01%	0
2012	13.149120	13.885904	5.60%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.989468	27.315003	24.22%	0
2016	21.770456	21.989468	1.01%	0
2015	21.246933	21.770456	2.46%	0
2014	20.021675	21.246933	6.12%	0
2013	15.028955	20.021675	33.22%	2,210
2012	12.983783	15.028955	15.75%	1,350
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.038022	11.535297	14.92%	0
2016	9.459833	10.038022	6.11%	0
2015	9.900068	9.459833	-4.45%	0
2014*	10.000000	9.900068	-1.00%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.630883	12.647230	18.97%	0
2016	9.882202	10.630883	7.58%	0
2015	10.095406	9.882202	-2.11%	0
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	34.790500	39.376570	13.18%	0
2016	29.586066	34.790500	17.59%	0
2015	31.054107	29.586066	-4.73%	0
2014	29.033833	31.054107	6.96%	0
2013	22.324082	29.033833	30.06%	0
2012	19.441996	22.324082	14.82%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.078328	14.633815	3.95%	0
2016	13.255289	14.078328	6.21%	4,286
2015	13.964035	13.255289	-5.08%	4,286
2014	13.751397	13.964035	1.55%	4,286
2013	14.227924	13.751397	-3.35%	1,479
2012	12.967670	14.227924	9.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.410337	11.548406	22.72%	0
2016	9.870326	9.410337	-4.66%	0
2015	10.164095	9.870326	-2.89%	0
2014	10.540604	10.164095	-3.57%	0
2013	8.905994	10.540604	18.35%	0
2012	7.887311	8.905994	12.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.401356	16.053025	19.79%	0
2016	13.058492	13.401356	2.63%	0
2015	14.113650	13.058492	-7.48%	0
2014	15.985602	14.113650	-11.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.638299	17.316038	26.97%	0
2016	13.679114	13.638299	-0.30%	4,079
2015	13.569319	13.679114	0.81%	4,205
2014	12.602678	13.569319	7.67%	4,447
2013	9.591730	12.602678	31.39%	4,568
2012	8.449269	9.591730	13.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.792257	15.419238	11.80%	0
2016	12.157999	13.792257	13.44%	4,443
2015	12.880538	12.157999	-5.61%	4,502
2014	11.952685	12.880538	7.76%	4,541
2013	9.055687	11.952685	31.99%	4,697
2012	7.878627	9.055687	14.94%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.730064	17.116213	24.66%	0
2016	13.243266	13.730064	3.68%	0
2015	13.595138	13.243266	-2.59%	0
2014	13.409324	13.595138	1.39%	0
2013	9.896977	13.409324	35.49%	0
2012	8.831921	9.896977	12.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.844950	19.858782	11.29%	0
2016	15.523349	17.844950	14.96%	0
2015	16.352589	15.523349	-5.07%	0
2014	14.295792	16.352589	14.39%	0
2013	10.778981	14.295792	32.63%	0
2012	9.478359	10.778981	13.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.378573	26.049941	21.85%	0
2016	20.238451	21.378573	5.63%	0
2015	20.595279	20.238451	-1.73%	0
2014	20.547837	20.595279	0.23%	0
2013	14.602568	20.547837	40.71%	0
2012	13.209915	14.602568	10.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	34.844122	37.043912	6.31%	0
2016	28.375589	34.844122	22.80%	354
2015	30.977135	28.375589	-8.40%	354
2014	29.682098	30.977135	4.36%	354
2013	21.685452	29.682098	36.88%	187
2012	18.441219	21.685452	17.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	31.365028	34.708418	10.66%	0
2016	26.182364	31.365028	19.79%	0
2015	27.302534	26.182364	-4.10%	0
2014	27.776626	27.302534	-1.71%	0
2013	20.217240	27.776626	37.39%	0
2012	17.950396	20.217240	12.63%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.621844	25.416026	17.55%	0
2016	19.897887	21.621844	8.66%	0
2015	20.222074	19.897887	-1.60%	0
2014	18.501334	20.222074	9.30%	0
2013	14.471277	18.501334	27.85%	0
2012	13.004390	14.471277	11.28%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.838251	13.321241	3.76%	616
2016	12.253391	12.838251	4.77%	2,553
2015	13.287597	12.253391	-7.78%	2,678
2014	10.569670	13.287597	25.71%	4,477
2013	10.528690	10.569670	0.39%	5,718
2012	9.319450	10.528690	12.98%	1,950
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.805057	16.359730	18.51%	528
2016	12.677191	13.805057	8.90%	5,845
2015	12.847860	12.677191	-1.33%	6,050
2014	11.623517	12.847860	10.53%	16,481
2013*	10.000000	11.623517	16.24%	15,946
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.650749	9.583177	-0.70%	1,562
2016	9.632271	9.650749	0.19%	3,555
2015	9.887717	9.632271	-2.58%	3,555
2014	10.065596	9.887717	-1.77%	3,120
2013	10.286445	10.065596	-2.15%	996
2012	10.165640	10.286445	1.19%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.022065	15.651360	11.62%	0
2016	11.867103	14.022065	18.16%	0
2015	12.763416	11.867103	-7.02%	0
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.066921	15.675806	19.97%	0
2016	13.219475	13.066921	-1.15%	712
2015	14.073141	13.219475	-6.07%	712
2014	15.674150	14.073141	-10.21%	712
2013	13.351853	15.674150	17.39%	650
2012	11.424689	13.351853	16.87%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.289732	11.088991	7.77%	0
2016	9.947431	10.289732	3.44%	0
2015	10.686101	9.947431	-6.91%	0
2014	10.645683	10.686101	0.38%	0
2013	10.134065	10.645683	5.05%	0
2012*	10.000000	10.134065	1.34%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.406383	11.936442	14.70%	0
2016	10.123718	10.406383	2.79%	0
2015	11.428679	10.123718	-11.42%	0
2014	11.589320	11.428679	-1.39%	0
2013	10.252676	11.589320	13.04%	0
2012*	10.000000	10.252676	2.53%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.630702	11.807232	11.07%	0
2016	10.274191	10.630702	3.47%	1,149
2015	11.262191	10.274191	-8.77%	1,149
2014	11.240591	11.262191	0.19%	1,149
2013	10.270304	11.240591	9.45%	1,149
2012*	10.000000	10.270304	2.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	26.967132	35.937174	33.26%	0
2016	27.629582	26.967132	-2.40%	971
2015	27.264351	27.629582	1.34%	971
2014	27.330066	27.264351	-0.24%	971
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.603181	10.634315	23.61%	0
2016	9.046302	8.603181	-4.90%	0
2015	8.975773	9.046302	0.79%	0
2014*	10.000000	8.975773	-10.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.543244	26.843855	14.02%	0
2016	21.638756	23.543244	8.80%	0
2015	21.469810	21.638756	0.79%	0
2014	19.894805	21.469810	7.92%	0
2013	15.484398	19.894805	28.48%	0
2012	13.585193	15.484398	13.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	34.362882	38.264771	11.35%	0
2016	29.872396	34.362882	15.03%	84
2015	32.543236	29.872396	-8.21%	973
2014	29.817212	32.543236	9.14%	983
2013	21.691322	29.817212	37.46%	987
2012	18.859282	21.691322	15.02%	886
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.938088	11.014884	10.84%	0
2016	9.004171	9.938088	10.37%	1,025
2015	10.143479	9.004171	-11.23%	2,292
2014	10.329991	10.143479	-1.81%	9,895
2013	10.556236	10.329991	-2.14%	9,976
2012*	10.000000	10.556236	5.56%	5,132

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.523291	10.220104	7.32%	0
2016	8.604917	9.523291	10.67%	0
2015	9.016243	8.604917	-4.56%	0
2014	9.096025	9.016243	-0.88%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.288451	11.137239	8.25%	538
2016	10.227667	10.288451	0.59%	1,978
2015	11.271891	10.227667	-9.26%	1,978
2014	11.496748	11.271891	-1.96%	1,978
2013	12.588038	11.496748	-8.67%	579
2012	12.238228	12.588038	2.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.637089	10.528608	-1.02%	755
2016	10.741077	10.637089	-0.97%	4,630
2015	10.965417	10.741077	-2.05%	13,930
2014	11.134504	10.965417	-1.52%	13,464
2013	11.417306	11.134504	-2.48%	12,428
2012	11.045679	11.417306	3.36%	7,861
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.049529	10.050483	0.01%	0
2016*	10.000000	10.049529	0.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.201088	10.452542	2.46%	626
2016	10.172434	10.201088	0.28%	876
2015	10.371774	10.172434	-1.92%	5,332
2014	10.186015	10.371774	1.82%	5,230
2013	10.638895	10.186015	-4.26%	4,581
2012	9.940075	10.638895	7.03%	4,021
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.360129	19.006842	23.74%	0
2016	16.107932	15.360129	-4.64%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.216062	32.626185	24.45%	0
2016	30.036583	26.216062	-12.72%	1,896
2015	27.320924	30.036583	9.94%	1,885
2014	21.299002	27.320924	28.27%	1,885
2013	14.476417	21.299002	47.13%	906
2012	11.305609	14.476417	28.05%	178

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.404529	7.095709	-4.17%	0
2016	5.281569	7.404529	40.20%	1,436
2015	8.140860	5.281569	-35.12%	1,506
2014	10.326333	8.140860	-21.16%	1,326
2013	9.577944	10.326333	7.81%	4,698
2012*	10.000000	9.577944	-4.22%	2,100
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.646937	26.633335	23.04%	0
2016	20.551718	21.646937	5.33%	1,576
2015	21.648910	20.551718	-5.07%	2,166
2014	22.571192	21.648910	-4.09%	3,490
2013	15.369918	22.571192	46.85%	5,550
2012	14.577196	15.369918	5.44%	1,908

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.935929	12.215597	11.70%	0
2016	10.828171	10.935929	1.00%	0
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	35.390435	39.022252	10.26%	4,035
2016	29.025074	35.390435	21.93%	1,104
2015	31.502257	29.025074	-7.86%	1,077
2014	29.596212	31.502257	6.44%	201
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.003394	12.158690	1.29%	0
2016	11.768846	12.003394	1.99%	453
2015	12.350787	11.768846	-4.71%	453
2014	12.237727	12.350787	0.92%	81
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.776810	26.984754	8.91%	1,915
2016	20.663964	24.776810	19.90%	521
2015	21.489920	20.663964	-3.84%	521
2014	18.922925	21.489920	13.57%	97
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	12.122827	13.598422	12.17%	0
2016	11.566074	12.122827	4.81%	0
2015	11.966596	11.566074	-3.35%	0
2014	11.902125	11.966596	0.54%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.000828	12.521065	13.82%	4,411
2016	9.701121	11.000828	13.40%	4,569
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.202778	15.779377	11.10%	6,171
2016	14.003358	14.202778	1.42%	4,284
2015	14.477997	14.003358	-3.28%	7,881
2014	14.537944	14.477997	-0.41%	6,186
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.094698	10.561308	4.62%	0
2016	9.157763	10.094698	10.23%	0
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.739573	9.821279	0.84%	0
2016	9.728982	9.739573	0.11%	0
2015*	10.000000	9.728982	-2.71%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.138631	1.39%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.676754	16.026281	9.19%	0
2016	11.459064	14.676754	28.08%	0
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.594823	13.032860	12.40%	6,331
2016	10.301026	11.594823	12.56%	6,331
2015	10.815705	10.301026	-4.76%	6,331
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	36.454694	40.036550	9.83%	0
2016	29.675580	36.454694	22.84%	0
2015	31.098730	29.675580	-4.58%	0
2014	30.280069	31.098730	2.70%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.178570	28.635435	18.43%	0
2016	22.205564	24.178570	8.89%	0
2015	22.532641	22.205564	-1.45%	0
2014	20.390977	22.532641	10.50%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.329303	25.228161	24.10%	1,457
2016	19.330858	20.329303	5.17%	1,438
2015	20.337892	19.330858	-4.95%	1,441
2014	19.305656	20.337892	5.35%	276
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.120825	10.229092	1.07%	3,762
2016	9.507860	10.120825	6.45%	2,982
2015	9.829217	9.507860	-3.27%	3,060
2014	10.003364	9.829217	-1.74%	1,342
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.004116	15.433964	10.21%	0
2016	13.620487	14.004116	2.82%	0
2015	14.015498	13.620487	-2.82%	0
2014	13.765746	14.015498	1.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.609450	16.595537	13.59%	0
2016	14.132356	14.609450	3.38%	757
2015	14.531780	14.132356	-2.75%	757
2014	14.220412	14.531780	2.19%	140

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.316875	18.062698	17.93%	0
2016	14.737109	15.316875	3.93%	0
2015	15.164390	14.737109	-2.82%	0
2014	14.818510	15.164390	2.33%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.958809	15.160027	-5.01%	13,461
2016	12.234276	15.958809	30.44%	12,463
2015	15.801620	12.234276	-22.58%	7,921
2014	18.541012	15.801620	-14.77%	270
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	22.549468	24.819515	10.07%	1,170
2016	19.606588	22.549468	15.01%	1,123
2015	20.956449	19.606588	-6.44%	1,149
2014	19.773112	20.956449	5.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.186642	12.745819	13.94%	4,463
2016*	10.000000	11.186642	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.133424	30.472782	31.73%	10,806
2016	23.547038	23.133424	-1.76%	10,778
2015	22.544793	23.547038	4.45%	10,224
2014	20.786323	22.544793	8.46%	1,786
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.631728	12.834686	1.61%	0
2016	12.374165	12.631728	2.08%	0
2015	12.774041	12.374165	-3.13%	0
2014	12.379300	12.774041	3.19%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	35.269269	41.537738	17.77%	1,302
2016	32.251778	35.269269	9.36%	1,115
2015	33.557717	32.251778	-3.89%	1,040
2014	32.393887	33.557717	3.59%	763
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.682431	23.728159	27.01%	5,562
2016	20.184447	18.682431	-7.44%	5,133
2015	20.000392	20.184447	0.92%	2,728
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.704477	11.867368	1.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.988615	13.116830	9.41%	5,940
2016	10.841127	11.988615	10.58%	10,863
2015	11.831535	10.841127	-8.37%	3,411
2014	11.774741	11.831535	0.48%	2,225
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.218570	15.236342	7.16%	63,066
2016	12.762552	14.218570	11.41%	17,063
2015	14.054530	12.762552	-9.19%	10,175
2014	13.750694	14.054530	2.21%	9,258
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	33.915516	36.667453	8.11%	0
2016	26.662597	33.915516	27.20%	0
2015	29.467188	26.662597	-9.52%	0
2014	29.989828	29.467188	-1.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.063204	9.025852	-0.41%	5,181
2016	9.011170	9.063204	0.58%	4,745
2015	9.638269	9.011170	-6.51%	3,649
2014	9.687601	9.638269	-0.51%	3,134
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.732568	11.861386	10.52%	0
2016	10.527852	10.732568	1.94%	0
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.736305	9.862552	1.30%	0
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.064374	14.635239	12.02%	939
2016	11.815782	13.064374	10.57%	923
2015	12.634847	11.815782	-6.48%	890
2014	12.414676	12.634847	1.77%	839
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.736342	14.718254	15.56%	5,302
2016	13.378976	12.736342	-4.80%	5,494
2015	14.941114	13.378976	-10.46%	478
2014	16.142931	14.941114	-7.44%	456

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.972810	12.479491	4.23%	334
2016	10.546649	11.972810	13.52%	334
2015	11.546047	10.546649	-8.66%	203
2014	11.596963	11.546047	-0.44%	40
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.769150	15.832058	23.99%	0
2016	12.315745	12.769150	3.68%	0
2015	13.379067	12.315745	-7.95%	967
2014	12.695006	13.379067	5.39%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.707725	9.803073	0.98%	0
2016	9.719682	9.707725	-0.12%	0
2015*	10.000000	9.719682	-2.80%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	29.274839	37.183710	27.02%	0
2016	29.391194	29.274839	-0.40%	0
2015	26.874908	29.391194	9.36%	0
2014	25.360125	26.874908	5.97%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.898251	22.510809	41.59%	6,524
2016	14.291751	15.898251	11.24%	5,186
2015	13.978786	14.291751	2.24%	1,256
2014	13.084716	13.978786	6.83%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	21.737713	27.782139	27.81%	758
2016	23.847742	21.737713	-8.85%	818
2015	26.766165	23.847742	-10.90%	747
2014	31.168507	26.766165	-14.12%	275
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.395071	10.485136	24.90%	11,207
2016	7.113817	8.395071	18.01%	10,100
2015	9.108217	7.113817	-21.90%	17,479
2014	9.776041	9.108217	-6.83%	6,205
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.907375	10.054156	1.48%	444
2016*	10.000000	9.907375	-0.93%	461
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.874009	15.891106	23.44%	323
2016	12.110638	12.874009	6.30%	327
2015	12.667618	12.110638	-4.40%	320
2014	14.016405	12.667618	-9.62%	333

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	27.138015	31.115834	14.66%	1,908
2016	24.412055	27.138015	11.17%	1,977
2015	25.222353	24.412055	-3.21%	0
2014	23.426074	25.222353	7.67%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.070421	18.674035	23.91%	17,525
2016	14.853587	15.070421	1.46%	7,639
2015	14.299475	14.853587	3.88%	6,992
2014	14.472182	14.299475	-1.19%	4,081
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.177382	10.091757	9.96%	1,902
2016	8.169955	9.177382	12.33%	835
2015*	10.000000	8.169955	-18.30%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.857293	18.207971	14.82%	250
2016	14.620665	15.857293	8.46%	250
2015	16.120299	14.620665	-9.30%	150
2014	16.847611	16.120299	-4.32%	30
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.346029	24.735379	5.95%	7,923
2016	19.876500	23.346029	17.46%	2,614
2015	21.290168	19.876500	-6.64%	0
2014	19.293268	21.290168	10.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.123039	15.978508	13.14%	46,862
2016	13.261105	14.123039	6.50%	13,037
2015	13.441022	13.261105	-1.34%	12,865
2014	13.103534	13.441022	2.58%	5,525
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.545408	10.634444	0.84%	4,324
2016	10.514297	10.545408	0.30%	3,911
2015	10.786745	10.514297	-2.53%	2,353
2014	10.517076	10.786745	2.56%	1,453
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.485800	18.536706	27.96%	11,922
2016	14.798155	14.485800	-2.11%	11,129
2015	14.216354	14.798155	4.09%	7,393
2014	14.288769	14.216354	-0.51%	5,124
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.063180	18.808978	24.87%	17,881
2016	14.135551	15.063180	6.56%	18,855
2015	13.594589	14.135551	3.98%	15,615
2014	12.875954	13.594589	5.58%	5,173

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.366541	15.923753	19.13%	17,030
2016	12.314903	13.366541	8.54%	18,149
2015	12.469336	12.314903	-1.24%	13,637
2014	11.578662	12.469336	7.69%	11,071
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	23.761015	27.322710	14.99%	422
2016	20.683891	23.761015	14.88%	626
2015	22.646487	20.683891	-8.67%	631
2014	21.280109	22.646487	6.42%	216
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.291255	10.751675	15.72%	2,916
2016	9.234673	9.291255	0.61%	0
2015*	10.000000	9.234673	-7.65%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.442862	20.280556	4.31%	350
2016	17.431559	19.442862	11.54%	961
2015	18.319658	17.431559	-4.85%	598
2014	18.284617	18.319658	0.19%	110
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.169768	16.053891	21.90%	0
2016	11.871131	13.169768	10.94%	0
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.812903	17.131047	15.65%	7,054
2016	13.768757	14.812903	7.58%	7,054
2015	14.152121	13.768757	-2.71%	0
2014	13.107685	14.152121	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.194694	14.274111	17.05%	15,721
2016	11.517663	12.194694	5.88%	15,716
2015	11.999294	11.517663	-4.01%	15,606
2014	11.753265	11.999294	2.09%	11,784
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.883333	13.010088	9.48%	16,772
2016	11.462165	11.883333	3.67%	16,772
2015	11.857644	11.462165	-3.34%	16,772
2014	11.636713	11.857644	1.90%	16,772
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.215484	13.821839	13.15%	1,854
2016	11.649313	12.215484	4.86%	1,873
2015	12.084148	11.649313	-3.60%	1,876
2014	11.813692	12.084148	2.29%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.081688	11.515987	3.92%	0
2016	10.841711	11.081688	2.21%	0
2015	11.178998	10.841711	-3.02%	0
2014	11.072718	11.178998	0.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.359730	11.616784	12.13%	5,181
2016	10.044769	10.359730	3.14%	5,164
2015	10.742558	10.044769	-6.50%	5,107
2014	10.752440	10.742558	-0.09%	1,863
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.365248	11.929372	15.09%	1,092
2016	9.988070	10.365248	3.78%	1,092
2015	10.747369	9.988070	-7.06%	2,439
2014	10.890029	10.747369	-1.31%	130
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.079846	13.451584	11.36%	3,725
2016	11.582838	12.079846	4.29%	3,754
2015	11.983267	11.582838	-3.34%	3,813
2014	11.729330	11.983267	2.16%	1,357
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.157718	14.025371	15.36%	0
2016	11.565174	12.157718	5.12%	0
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.700927	12.562755	7.37%	0
2016	11.297981	11.700927	3.57%	0
2015	11.688490	11.297981	-3.34%	0
2014	11.494427	11.688490	1.69%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.452132	11.657129	1.79%	0
2016	11.162271	11.452132	2.60%	0
2015	11.526562	11.162271	-3.16%	0
2014	11.270571	11.526562	2.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.257573	12.427573	1.39%	0
2016	12.140339	12.257573	0.97%	0
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.685412	13.459463	15.18%	0
2016	10.737038	11.685412	8.83%	0
2015	11.348347	10.737038	-5.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.239134	12.500352	11.22%	0
2016	10.575576	11.239134	6.27%	0
2015	11.018675	10.575576	-4.02%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	23.720560	32.730891	37.99%	3,363
2016	22.588078	23.720560	5.01%	2,775
2015	27.600690	22.588078	-18.16%	60
2014	29.967920	27.600690	-7.90%	48
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.281150	11.252131	-0.26%	0
2016	11.460991	11.281150	-1.57%	947
2015	11.743590	11.460991	-2.41%	947
2014	11.494837	11.743590	2.16%	171
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.420868	8.262388	-1.88%	11,378
2016	8.617901	8.420868	-2.29%	11,256
2015	8.820785	8.617901	-2.30%	12,601
2014	9.028432	8.820785	-2.30%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.763604	9.639394	24.16%	3,358
2016	7.895826	7.763604	-1.67%	1,511
2015	8.350721	7.895826	-5.45%	0
2014	8.609305	8.350721	-3.00%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.526172	10.368080	21.60%	278
2016	8.680936	8.526172	-1.78%	289
2015	9.010508	8.680936	-3.66%	260
2014	9.830994	9.010508	-8.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.807280	26.391187	15.71%	6,879
2016	21.323753	22.807280	6.96%	6,882
2015	22.045835	21.323753	-3.28%	6,941
2014	21.493317	22.045835	2.57%	6,416
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.856768	16.131804	8.58%	0
2016	14.303997	14.856768	3.86%	4,644
2015	14.666217	14.303997	-2.47%	4,621
2014	14.353336	14.666217	2.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.138988	19.225801	12.18%	0
2016	16.281254	17.138988	5.27%	0
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.762213	13.178098	3.26%	2,753
2016	12.527670	12.762213	1.87%	2,523
2015	12.788741	12.527670	-2.04%	2,559
2014	12.599630	12.788741	1.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.348341	11.529703	11.42%	10,942
2016	10.019375	10.348341	3.28%	10,950
2015	10.598807	10.019375	-5.47%	9,921
2014	10.588302	10.598807	0.10%	49
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.405190	11.891147	14.28%	5,999
2016	9.957330	10.405190	4.50%	6,071
2015	10.611462	9.957330	-6.16%	2,656
2014	10.676193	10.611462	-0.61%	132
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.940753	19.795313	10.34%	0
2016	17.137756	17.940753	4.69%	3,841
2015	17.600125	17.137756	-2.63%	3,861
2014	17.127076	17.600125	2.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.750885	23.656661	14.00%	0
2016	19.577522	20.750885	5.99%	0
2015	20.185772	19.577522	-3.01%	0
2014	19.685183	20.185772	2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.395496	16.428018	6.71%	0
2016	14.906771	15.395496	3.28%	0
2015	15.262382	14.906771	-2.33%	0
2014	14.914797	15.262382	2.33%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.903449	27.194290	24.16%	0
2016	21.696358	21.903449	0.95%	0
2015	21.185453	21.696358	2.41%	0
2014	19.973956	21.185453	6.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.025388	11.514913	14.86%	13,826
2016	9.452743	10.025388	6.06%	21,312
2015	9.897707	9.452743	-4.50%	21,508
2014*	10.000000	9.897707	-1.02%	4,365

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.617481	12.624852	18.91%	6,064
2016	9.874788	10.617481	7.52%	3,463
2015	10.093001	9.874788	-2.16%	2,841
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	34.544444	39.078146	13.12%	5,021
2016	29.391794	34.544444	17.53%	5,051
2015	30.865983	29.391794	-4.78%	3,239
2014	28.872720	30.865983	6.90%	445
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.978710	14.522855	3.89%	5,986
2016	13.168214	13.978710	6.15%	4,921
2015	13.879403	13.168214	-5.12%	5,072
2014	13.675061	13.879403	1.49%	2,684
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.368660	11.491415	22.66%	0
2016	9.831632	9.368660	-4.71%	0
2015	10.129433	9.831632	-2.94%	0
2014	10.510044	10.129433	-3.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.307968	15.933026	19.73%	0
2016	12.974106	13.307968	2.57%	0
2015	14.029631	12.974106	-7.52%	0
2014	15.898567	14.029631	-11.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.577939	17.230613	26.90%	1,028
2016	13.625530	13.577939	-0.35%	1,064
2015	13.523072	13.625530	0.76%	2,369
2014	12.566157	13.523072	7.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.731250	15.343201	11.74%	1,154
2016	12.110392	13.731250	13.38%	1,138
2015	12.836678	12.110392	-5.66%	1,161
2014	11.918075	12.836678	7.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.669296	17.031783	24.60%	0
2016	13.191374	13.669296	3.62%	0
2015	13.548800	13.191374	-2.64%	0
2014	13.370464	13.548800	1.33%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.766065	19.760916	11.23%	4,946
2016	15.462607	17.766065	14.90%	4,956
2015	16.296941	15.462607	-5.12%	4,958
2014	14.254428	16.296941	14.33%	705
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.227412	25.852557	21.79%	3,298
2016	20.105594	21.227412	5.58%	3,298
2015	20.470546	20.105594	-1.78%	3,298
2014	20.433844	20.470546	0.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	34.597653	36.763129	6.26%	0
2016	28.189252	34.597653	22.73%	0
2015	30.789469	28.189252	-8.45%	0
2014	29.517377	30.789469	4.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	31.143145	34.445309	10.60%	239
2016	26.010401	31.143145	19.73%	0
2015	27.137101	26.010401	-4.15%	0
2014	27.622459	27.137101	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.468930	25.223413	17.49%	0
2016	19.767251	21.468930	8.61%	0
2015	20.099590	19.767251	-1.65%	0
2014	18.398691	20.099590	9.24%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.781484	13.255574	3.71%	2,077
2016	12.205434	12.781484	4.72%	1,747
2015	13.242372	12.205434	-7.83%	1,882
2014	10.539067	13.242372	25.65%	953
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.779199	16.320770	18.44%	92,615
2016	12.659902	13.779199	8.84%	52,564
2015	12.836900	12.659902	-1.38%	39,547
2014	11.619549	12.836900	10.48%	20,489
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.608074	9.535930	-0.75%	716
2016	9.594573	9.608074	0.14%	1,799
2015	9.854059	9.594573	-2.63%	1,648
2014	10.036467	9.854059	-1.82%	538

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.995779	15.614047	11.56%	13,508
2016	11.850902	13.995779	18.10%	12,138
2015	12.752522	11.850902	-7.07%	7,592
2014	12.484524	12.752522	2.15%	1,048
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.015772	15.606487	19.90%	667
2016	13.174454	13.015772	-1.20%	695
2015	14.032396	13.174454	-6.11%	4,864
2014	15.636773	14.032396	-10.26%	3,760
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.267854	11.059764	7.71%	7,302
2016	9.931343	10.267854	3.39%	6,970
2015	10.674288	9.931343	-6.96%	6,649
2014	10.639360	10.674288	0.33%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.384287	11.905038	14.64%	3,580
2016	10.107364	10.384287	2.74%	3,435
2015	11.416062	10.107364	-11.46%	3,157
2014	11.582445	11.416062	-1.44%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.608109	11.776136	11.01%	7,037
2016	10.257593	10.608109	3.42%	6,778
2015	11.249753	10.257593	-8.82%	6,340
2014	11.233926	11.249753	0.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	26.776394	35.664817	33.19%	333
2016	27.448158	26.776394	-2.45%	365
2015	27.099198	27.448158	1.29%	343
2014	27.178412	27.099198	-0.29%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.591453	10.614404	23.55%	0
2016	9.038578	8.591453	-4.95%	0
2015	8.972701	9.038578	0.73%	1,324
2014*	10.000000	8.972701	-10.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.376771	26.640465	13.96%	3,738
2016	21.496713	23.376771	8.75%	3,704
2015	21.339780	21.496713	0.74%	8,414
2014	19.784433	21.339780	7.86%	5,369

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	34.119901	37.974817	11.30%	0
2016	29.676310	34.119901	14.97%	0
2015	32.346173	29.676310	-8.25%	0
2014	29.651819	32.346173	9.09%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.914414	10.983050	10.78%	1,787
2016	8.987299	9.914414	10.32%	797
2015	10.129661	8.987299	-11.28%	5,896
2014	10.321188	10.129661	-1.86%	5,320
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.505468	10.195769	7.26%	230
2016	8.593193	9.505468	10.62%	239
2015	9.008555	8.593193	-4.61%	0
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.248186	11.087993	8.19%	0
2016	10.192831	10.248186	0.54%	0
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.595451	10.482050	-1.07%	9,183
2016	10.704493	10.595451	-1.02%	8,289
2015	10.933666	10.704493	-2.10%	8,325
2014	11.107934	10.933666	-1.57%	11,775
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.046079	10.041901	-0.04%	0
2016*	10.000000	10.046079	0.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.171590	10.417010	2.41%	11,159
2016	10.148203	10.171590	0.23%	10,211
2015	10.352363	10.148203	-1.97%	9,888
2014	10.172145	10.352363	1.77%	6,471
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.253079	18.864741	23.68%	0
2016	16.003834	15.253079	-4.69%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.126936	32.498694	24.39%	18,174
2016	29.949762	26.126936	-12.76%	12,728
2015	27.255890	29.949762	9.88%	14,490
2014	21.259170	27.255890	28.21%	4,869

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.386883	7.075181	-4.22%	4,496
2016	5.271669	7.386883	40.12%	2,619
2015	8.129764	5.271669	-35.16%	1,791
2014	10.317543	8.129764	-21.20%	51
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.513078	26.455146	22.97%	3,519
2016	20.435059	21.513078	5.28%	3,599
2015	21.537047	20.435059	-5.12%	3,783
2014	22.466058	21.537047	-4.14%	2,698

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.857849	12.109826	11.53%	2,112
2016	10.767338	10.857849	0.84%	2,085
2015	11.183179	10.767338	-3.72%	2,036
2014	11.001249	11.183179	1.65%	2,082
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	34.644045	38.140811	10.09%	691
2016	28.456479	34.644045	21.74%	691
2015	30.932640	28.456479	-8.01%	691
2014	29.105747	30.932640	6.28%	691
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.748010	11.881780	1.14%	0
2016	11.536116	11.748010	1.84%	0
2015	12.125175	11.536116	-4.86%	0
2014	12.032657	12.125175	0.77%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.336829	26.465004	8.74%	1,401
2016	20.328128	24.336829	19.72%	1,389
2015	21.173172	20.328128	-3.99%	1,468
2014	18.672675	21.173172	13.39%	1,530
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	12.045620	13.491137	12.00%	3,675
2016	11.510032	12.045620	4.65%	3,675
2015	11.926925	11.510032	-3.50%	3,836
2014	11.880913	11.926925	0.39%	3,836
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.972715	12.469951	13.65%	1,519
2016	9.691160	10.972715	13.22%	1,650
2015*	10.000000	9.691160	-3.09%	1,702
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.036520	15.570791	10.93%	40,479
2016	13.860649	14.036520	1.27%	39,770
2015	14.352496	13.860649	-3.43%	42,259
2014	14.434097	14.352496	-0.57%	31,117
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.068888	10.518186	4.46%	3,143
2016	9.148362	10.068888	10.06%	2,865
2015*	10.000000	9.148362	-8.52%	2,941
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.714671	9.781165	0.68%	11,737
2016	9.718993	9.714671	-0.04%	1,619
2015*	10.000000	9.718993	-2.81%	1,670

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.128313	1.28%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.594348	15.911911	9.03%	2,156
2016	11.412192	14.594348	27.88%	2,298
2015	12.507129	11.412192	-8.75%	2,370
2014	12.139237	12.507129	3.03%	2,308
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.547433	12.959735	12.23%	2,035
2016	10.274656	11.547433	12.39%	2,054
2015	10.804601	10.274656	-4.90%	2,050
2014*	10.000000	10.804601	8.05%	1,820
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	35.685973	39.132298	9.66%	0
2016	29.094331	35.685973	22.66%	0
2015	30.536495	29.094331	-4.72%	0
2014	29.778348	30.536495	2.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.668590	27.988576	18.25%	0
2016	21.770515	23.668590	8.72%	0
2015	22.125167	21.770515	-1.60%	0
2014	20.053009	22.125167	10.33%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	19.900550	24.658315	23.91%	642
2016	18.952177	19.900550	5.00%	669
2015	19.970149	18.952177	-5.10%	665
2014	18.985726	19.970149	5.19%	662
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.063936	10.156023	0.92%	18,305
2016	9.468923	10.063936	6.28%	17,908
2015	9.804009	9.468923	-3.42%	10,240
2014	9.993056	9.804009	-1.89%	5,554
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.755406	15.136663	10.04%	0
2016	13.399102	13.755406	2.66%	0
2015	13.808896	13.399102	-2.97%	0
2014	13.583691	13.808896	1.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.349977	16.275856	13.42%	0
2016	13.902638	14.349977	3.22%	0
2015	14.317559	13.902638	-2.90%	0
2014	14.032323	14.317559	2.03%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.044791	17.714694	17.75%	4,035
2016	14.497527	15.044791	3.77%	4,035
2015	14.940810	14.497527	-2.97%	4,035
2014	14.622477	14.940810	2.18%	2,446
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.354740	11.729866	13.28%	4,303
2016*	10.000000	10.354740	3.55%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.675181	14.867782	-5.15%	2,058
2016	12.035279	15.675181	30.24%	1,848
2015	15.568540	12.035279	-22.69%	1,908
2014	18.295656	15.568540	-14.91%	1,010
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	22.073835	24.258822	9.90%	10,823
2016	19.222454	22.073835	14.83%	17,305
2015	20.577469	19.222454	-6.58%	17,983
2014	19.445395	20.577469	5.82%	9,262
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.175280	12.713388	13.76%	8,184
2016*	10.000000	11.175280	11.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	22.645499	29.784445	31.52%	3,827
2016	23.085729	22.645499	-1.91%	3,991
2015	22.137101	23.085729	4.29%	3,965
2014	20.441809	22.137101	8.29%	2,328
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.365286	12.544728	1.45%	3,853
2016	12.131737	12.365286	1.93%	0
2015	12.543040	12.131737	-3.28%	0
2014	12.174124	12.543040	3.03%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	34.525472	40.599539	17.59%	4,959
2016	31.620008	34.525472	9.19%	2,482
2015	32.950955	31.620008	-4.04%	2,438
2014	31.857089	32.950955	3.43%	2,184
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.288363	23.192126	26.81%	1,577
2016	19.788998	18.288363	-7.58%	1,577
2015	19.638718	19.788998	0.77%	3,453
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.638774	11.782701	1.24%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.830124	12.923609	9.24%	19,294
2016	10.714200	11.830124	10.42%	19,487
2015	11.710992	10.714200	-8.51%	19,680
2014	11.672699	11.710992	0.33%	7,522
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.987465	14.965744	6.99%	50,669
2016	12.574349	13.987465	11.24%	50,361
2015	13.868585	12.574349	-9.33%	50,252
2014	13.589628	13.868585	2.05%	49,354
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	33.200204	35.839160	7.95%	0
2016	26.140260	33.200204	27.01%	0
2015	28.934338	26.140260	-9.66%	0
2014	29.492831	28.934338	-1.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.012289	8.961399	-0.56%	5,264
2016	8.974280	9.012289	0.42%	5,802
2015	9.613586	8.974280	-6.65%	6,927
2014	9.677654	9.613586	-0.66%	4,347
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.655938	11.758670	10.35%	566
2016	10.468718	10.655938	1.79%	566
2015	11.394543	10.468718	-8.13%	566
2014	11.237361	11.394543	1.40%	566
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.681605	9.792129	1.14%	0
2016	9.972317	9.681605	-2.92%	0
2015	10.037204	9.972317	-0.65%	0
2014	9.831203	10.037204	2.10%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.971103	14.508508	11.85%	1,500
2016	11.749422	12.971103	10.40%	1,475
2015	12.583205	11.749422	-6.63%	1,470
2014	12.382949	12.583205	1.62%	1,412
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.587225	14.523658	15.38%	18,897
2016	13.242609	12.587225	-4.95%	18,246
2015	14.811582	13.242609	-10.59%	32,510
2014	16.027608	14.811582	-7.59%	26,036

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.887357	12.371453	4.07%	4,657
2016	10.487422	11.887357	13.35%	4,603
2015	11.498878	10.487422	-8.80%	5,363
2014	11.567330	11.498878	-0.59%	4,412
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.677966	15.694950	23.80%	2,290
2016	12.246546	12.677966	3.52%	2,295
2015	13.324353	12.246546	-8.09%	2,254
2014	12.662547	13.324353	5.23%	2,108
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.682922	9.763060	0.83%	4,537
2016	9.709707	9.682922	-0.28%	4,537
2015*	10.000000	9.709707	-2.90%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	28.657432	36.343832	26.82%	0
2016	28.815460	28.657432	-0.55%	0
2015	26.388977	28.815460	9.20%	0
2014	24.939869	26.388977	5.81%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.784488	22.315555	41.38%	0
2016	14.211236	15.784488	11.07%	0
2015	13.921416	14.211236	2.08%	0
2014	13.051049	13.921416	6.67%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	21.279157	27.154478	27.61%	322
2016	23.380491	21.279157	-8.99%	322
2015	26.282130	23.380491	-11.04%	322
2014	30.651982	26.282130	-14.26%	322
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.347886	10.410265	24.71%	3,295
2016	7.084675	8.347886	17.83%	3,449
2015	9.084883	7.084675	-22.02%	4,984
2014	9.766000	9.084883	-6.97%	2,769
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.782104	15.753524	23.25%	712
2016	12.042618	12.782104	6.14%	1,188
2015	12.615834	12.042618	-4.54%	2,037
2014	13.980589	12.615834	-9.76%	761

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.565727	30.413066	14.48%	6,325
2016	23.933876	26.565727	11.00%	6,352
2015	24.766325	23.933876	-3.36%	7,710
2014	23.037893	24.766325	7.50%	7,804
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.917023	18.455677	23.72%	5,194
2016	14.724939	14.917023	1.30%	4,971
2015	14.197421	14.724939	3.72%	5,186
2014	14.390984	14.197421	-1.35%	5,289
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.153910	10.050538	9.80%	0
2016	8.161549	9.153910	12.16%	0
2015*	10.000000	8.161549	-18.38%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.707883	18.008813	14.65%	0
2016	14.505109	15.707883	8.29%	0
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.072730	24.408397	5.79%	0
2016	19.673937	23.072730	17.28%	0
2015	21.105626	19.673937	-6.78%	0
2014	19.155436	21.105626	10.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.893499	15.694762	12.96%	46,083
2016	13.065573	13.893499	6.34%	41,748
2015	13.263205	13.065573	-1.49%	27,427
2014	12.950052	13.263205	2.42%	6,248
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.374025	10.445592	0.69%	39,611
2016	10.359274	10.374025	0.14%	23,248
2015	10.644051	10.359274	-2.68%	23,118
2014	10.393909	10.644051	2.41%	283
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.250372	18.207557	27.77%	13,111
2016	14.579956	14.250372	-2.26%	7,839
2015	14.028293	14.579956	3.93%	8,947
2014	14.121426	14.028293	-0.66%	4,546
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.818361	18.474978	24.68%	28,558
2016	13.927124	14.818361	6.40%	29,183
2015	13.414728	13.927124	3.82%	31,098
2014	12.725135	13.414728	5.42%	12,706

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.169468	15.664982	18.95%	44,187
2016	12.151930	13.169468	8.37%	37,880
2015	12.323246	12.151930	-1.39%	64,683
2014	11.460607	12.323246	7.53%	34,971
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	23.259848	26.705505	14.81%	6,639
2016	20.278669	23.259848	14.70%	2,698
2015	22.236970	20.278669	-8.81%	2,698
2014	20.927423	22.236970	6.26%	2,133
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.270356	10.711073	15.54%	10,992
2016	9.228025	9.270356	0.46%	1,767
2015*	10.000000	9.228025	-7.72%	1,735
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.032836	19.822472	4.15%	1,559
2016	17.090104	19.032836	11.37%	1,545
2015	17.988437	17.090104	-4.99%	1,557
2014	17.981635	17.988437	0.04%	1,586
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.995551	15.817286	21.71%	0
2016	11.732050	12.995551	10.77%	0
2015	12.171916	11.732050	-3.61%	0
2014	11.709573	12.171916	3.95%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.616977	16.878589	15.47%	0
2016	13.607478	14.616977	7.42%	0
2015	14.007851	13.607478	-2.86%	0
2014	12.994018	14.007851	7.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.033399	14.063761	16.87%	14,371
2016	11.382749	12.033399	5.72%	14,433
2015	11.876986	11.382749	-4.16%	14,369
2014	11.651350	11.876986	1.94%	4,580
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.726216	12.818422	9.31%	0
2016	11.327949	11.726216	3.52%	4,121
2015	11.736821	11.327949	-3.48%	4,174
2014	11.535855	11.736821	1.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.053919	13.618144	12.98%	0
2016	11.512865	12.053919	4.70%	0
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.935137	11.346297	3.76%	0
2016	10.714739	10.935137	2.06%	0
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.301552	11.533870	11.96%	38,015
2016	10.003673	10.301552	2.98%	42,941
2015	10.715069	10.003673	-6.64%	43,397
2014	10.741417	10.715069	-0.25%	11,484
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.307041	11.844230	14.91%	177,133
2016	9.947206	10.307041	3.62%	188,379
2015	10.719865	9.947206	-7.21%	193,171
2014	10.878865	10.719865	-1.46%	183,211
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.920076	13.253357	11.19%	12,855
2016	11.447166	11.920076	4.13%	12,857
2015	11.861117	11.447166	-3.49%	12,819
2014	11.627625	11.861117	2.01%	11,536
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.996942	13.818734	15.19%	0
2016	11.429734	11.996942	4.96%	0
2015	11.896201	11.429734	-3.92%	0
2014	11.662954	11.896201	2.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.546192	12.377643	7.20%	38,667
2016	11.165663	11.546192	3.41%	41,616
2015	11.569351	11.165663	-3.49%	8,480
2014	11.394765	11.569351	1.53%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.300759	11.485440	1.63%	210
2016	11.031618	11.300759	2.44%	210
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.095528	12.244486	1.23%	486
2016	11.998203	12.095528	0.81%	487
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.619793	13.363404	15.01%	0
2016	10.693111	11.619793	8.67%	0
2015	11.319301	10.693111	-5.53%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.175996	12.411108	11.05%	0
2016	10.532293	11.175996	6.11%	0
2015	10.990450	10.532293	-4.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	23.220212	31.991499	37.77%	2,310
2016	22.145520	23.220212	4.85%	2,314
2015	27.101581	22.145520	-18.29%	2,196
2014	29.471290	27.101581	-8.04%	1,781
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.043212	10.997950	-0.41%	5,219
2016	11.236461	11.043212	-1.72%	5,219
2015	11.531230	11.236461	-2.56%	11,619
2014	11.304328	11.531230	2.01%	4,782
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.242777	8.075265	-2.03%	56,539
2016	8.448581	8.242777	-2.44%	36,772
2015	8.660763	8.448581	-2.45%	29,034
2014	8.878284	8.660763	-2.45%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.660928	9.497359	23.97%	0
2016	7.803352	7.660928	-1.83%	0
2015	8.265612	7.803352	-5.59%	0
2014	8.534667	8.265612	-3.15%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.387494	10.183842	21.42%	3,032
2016	8.552831	8.387494	-1.93%	3,032
2015	8.891202	8.552831	-3.81%	3,032
2014	9.715751	8.891202	-8.49%	3,032
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.326274	25.795076	15.54%	0
2016	20.906039	22.326274	6.79%	0
2015	21.647226	20.906039	-3.42%	0
2014	21.137153	21.647226	2.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.682845	15.918548	8.42%	782
2016	14.158225	14.682845	3.71%	795
2015	14.539078	14.158225	-2.62%	809
2014	14.250793	14.539078	2.02%	495
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.938406	18.971726	12.00%	711
2016	16.115373	16.938406	5.11%	729
2015	16.608483	16.115373	-2.97%	780
2014	16.182203	16.608483	2.63%	792

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.493064	12.880433	3.10%	14,216
2016	12.282269	12.493064	1.72%	14,467
2015	12.557503	12.282269	-2.19%	14,756
2014	12.390833	12.557503	1.35%	9,482
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.290217	11.447395	11.25%	3,026
2016	9.978374	10.290217	3.13%	8,580
2015	10.571671	9.978374	-5.61%	8,700
2014	10.577434	10.571671	-0.05%	8,807
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.346753	11.806272	14.11%	51,350
2016	9.916581	10.346753	4.34%	54,437
2015	10.584292	9.916581	-6.31%	58,432
2014	10.665230	10.584292	-0.76%	59,428
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.562411	19.348207	10.17%	2,149
2016	16.802074	17.562411	4.53%	2,139
2015	17.281934	16.802074	-2.78%	2,143
2014	16.843303	17.281934	2.60%	2,172
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.313302	23.122377	13.83%	3,741
2016	19.194070	20.313302	5.83%	3,735
2015	19.820834	19.194070	-3.16%	0
2014	19.359015	19.820834	2.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.070888	16.057015	6.54%	0
2016	14.614842	15.070888	3.12%	0
2015	14.986498	14.614842	-2.48%	0
2014	14.667717	14.986498	2.17%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.647082	26.834890	23.97%	303
2016	21.475291	21.647082	0.80%	304
2015	21.001836	21.475291	2.25%	304
2014	19.831292	21.001836	5.90%	304
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.987522	11.453864	14.68%	108,634
2016	9.431481	9.987522	5.90%	109,530
2015	9.890629	9.431481	-4.64%	57,130
2014*	10.000000	9.890629	-1.09%	51,636

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.577392	12.557939	18.72%	4,385
2016	9.852579	10.577392	7.36%	0
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	33.815950	38.195512	12.95%	1,164
2016	28.816078	33.815950	17.35%	1,177
2015	30.307927	28.816078	-4.92%	1,193
2014	28.394294	30.307927	6.74%	3,058
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.683865	14.194766	3.73%	2,682
2016	12.910228	13.683865	5.99%	2,541
2015	13.628416	12.910228	-5.27%	2,579
2014	13.448409	13.628416	1.34%	2,601
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.244724	11.322049	22.47%	0
2016	9.716444	9.244724	-4.85%	0
2015	10.026157	9.716444	-3.09%	0
2014	10.418884	10.026157	-3.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.031356	15.577984	19.54%	0
2016	12.723919	13.031356	2.42%	0
2015	13.780267	12.723919	-7.67%	0
2014	15.640019	13.780267	-11.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.398351	16.976708	26.71%	4,835
2016	13.465922	13.398351	-0.50%	4,960
2015	13.385223	13.465922	0.60%	4,893
2014	12.457182	13.385223	7.45%	4,457
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.549599	15.117070	11.57%	2,939
2016	11.968511	13.549599	13.21%	2,966
2015	12.705809	11.968511	-5.80%	2,924
2014	11.814708	12.705809	7.54%	2,963
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.488491	16.780775	24.41%	2,004
2016	13.036848	13.488491	3.46%	2,004
2015	13.410681	13.036848	-2.79%	2,004
2014	13.254513	13.410681	1.18%	2,004

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.531085	19.469720	11.06%	0
2016	15.281478	17.531085	14.72%	0
2015	16.130810	15.281478	-5.27%	0
2014	14.130800	16.130810	14.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	20.779661	25.268526	21.60%	2,292
2016	19.711684	20.779661	5.42%	2,346
2015	20.100361	19.711684	-1.93%	2,228
2014	20.095190	20.100361	0.03%	2,402
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	33.867981	35.932702	6.10%	583
2016	27.637028	33.867981	22.55%	649
2015	30.232737	27.637028	-8.59%	624
2014	29.028207	30.232737	4.15%	614
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	30.486414	33.667335	10.43%	0
2016	25.500924	30.486414	19.55%	0
2015	26.646467	25.500924	-4.30%	0
2014	27.164786	26.646467	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.016130	24.653653	17.31%	0
2016	19.379999	21.016130	8.44%	0
2015	19.736135	19.379999	-1.80%	0
2014	18.093764	19.736135	9.08%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.612378	13.060179	3.55%	3,057
2016	12.062398	12.612378	4.56%	3,057
2015	13.107320	12.062398	-7.97%	3,089
2014	10.447617	13.107320	25.46%	4,690
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.701820	16.204277	18.26%	8,158
2016	12.608107	13.701820	8.67%	22,905
2015	12.804043	12.608107	-1.53%	24,383
2014	11.607630	12.804043	10.31%	16,220
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.481006	9.395416	-0.90%	12,342
2016	9.482200	9.481006	-0.01%	12,231
2015	9.753627	9.482200	-2.78%	1,213
2014	9.949451	9.753627	-1.97%	1,264

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.917205	15.502627	11.39%	385
2016	11.802431	13.917205	17.92%	385
2015	12.719885	11.802431	-7.21%	417
2014	12.471729	12.719885	1.99%	2,692
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.863370	15.400157	19.72%	0
2016	13.040158	12.863370	-1.36%	0
2015	13.910722	13.040158	-6.26%	0
2014	15.525035	13.910722	-10.40%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.202448	10.972498	7.55%	6,045
2016	9.883210	10.202448	3.23%	5,944
2015	10.638899	9.883210	-7.10%	5,856
2014	10.620388	10.638899	0.17%	5,277
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.318171	11.811135	14.47%	0
2016	10.058409	10.318171	2.58%	0
2015	11.378235	10.058409	-11.60%	0
2014	11.561819	11.378235	-1.59%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.540537	11.683222	10.84%	0
2016	10.207882	10.540537	3.26%	0
2015	11.212455	10.207882	-8.96%	0
2014	11.213904	11.212455	-0.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	26.211687	34.859254	32.99%	3,769
2016	26.910489	26.211687	-2.60%	3,820
2015	26.609221	26.910489	1.13%	5,292
2014	26.728050	26.609221	-0.44%	4,483
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	22.883793	26.038762	13.79%	984
2016	21.075648	22.883793	8.58%	1,038
2015	20.953972	21.075648	0.58%	1,040
2014	19.456613	20.953972	7.70%	1,111

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	33.400303	37.117019	11.13%	507
2016	29.094949	33.400303	14.80%	507
2015	31.761287	29.094949	-8.39%	507
2014	29.160427	31.761287	8.92%	507
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.843573	10.887880	10.61%	3,745
2016	8.936765	9.843573	10.15%	3,745
2015	10.088216	8.936765	-11.41%	4,406
2014	10.294780	10.088216	-2.01%	3,899
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.452012	10.122897	7.10%	0
2016	8.557969	9.452012	10.45%	0
2015	8.985441	8.557969	-4.76%	0
2014	9.083527	8.985441	-1.08%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.128199	10.941392	8.03%	2,430
2016	10.088938	10.128199	0.39%	2,318
2015	11.141787	10.088938	-9.45%	2,410
2014	11.387349	11.141787	-2.16%	1,861
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.471356	10.343422	-1.22%	30,177
2016	10.595351	10.471356	-1.17%	12,515
2015	10.838833	10.595351	-2.25%	12,040
2014	11.028531	10.838833	-1.72%	7,768
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.035758	10.016241	-0.19%	0
2016*	10.000000	10.035758	0.36%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.083472	10.310955	2.26%	23,445
2016	10.075704	10.083472	0.08%	22,807
2015	10.294216	10.075704	-2.12%	8,679
2014	10.130569	10.294216	1.62%	5,963
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.936138	18.444499	23.49%	0
2016	15.695329	14.936138	-4.84%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.861024	32.118709	24.20%	1,975
2016	29.690427	25.861024	-12.90%	2,021
2015	27.061434	29.690427	9.71%	1,965
2014	21.139924	27.061434	28.01%	1,886

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.334061	7.013833	-4.37%	1,628
2016	5.241990	7.334061	39.91%	1,448
2015	8.096473	5.241990	-35.26%	1,717
2014	10.291136	8.096473	-21.33%	1,325
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.115969	25.927098	22.78%	2,390
2016	20.088607	21.115969	5.11%	2,442
2015	21.204482	20.088607	-5.26%	2,370
2014	22.153176	21.204482	-4.28%	2,368

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.780205	12.004788	11.36%	0
2016	10.706760	10.780205	0.69%	942
2015	11.137393	10.706760	-3.87%	942
2014	10.973077	11.137393	1.50%	942
2013	10.064877	10.973077	9.02%	942
2012*	10.000000	10.064877	0.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	33.912253	37.277923	9.92%	0
2016	27.898161	33.912253	21.56%	96
2015	30.372470	27.898161	-8.15%	96
2014	28.622684	30.372470	6.11%	96
2013	21.350842	28.622684	34.06%	96
2012	18.504473	21.350842	15.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.497657	11.610751	0.98%	0
2016	11.307614	11.497657	1.68%	0
2015	11.903316	11.307614	-5.00%	0
2014	11.830678	11.903316	0.61%	0
2013	13.271943	11.830678	-10.86%	0
2012	12.689829	13.271943	4.59%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	23.903981	25.954475	8.58%	0
2016	19.997230	23.903981	19.54%	291
2015	20.860606	19.997230	-4.14%	291
2014	18.425343	20.860606	13.22%	291
2013	14.562676	18.425343	26.52%	291
2012	12.864704	14.562676	13.20%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	11.968798	13.384551	11.83%	0
2016	11.454184	11.968798	4.49%	0
2015	11.887335	11.454184	-3.64%	0
2014	11.859719	11.887335	0.23%	0
2013	10.098088	11.859719	17.45%	0
2012*	10.000000	10.098088	0.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.944611	12.418950	13.47%	0
2016	9.681185	10.944611	13.05%	0
2015*	10.000000	9.681185	-3.19%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.871959	15.364666	10.76%	0
2016	13.719189	13.871959	1.11%	732
2015	14.227890	13.719189	-3.58%	9,471
2014	14.330817	14.227890	-0.72%	9,416
2013	12.859464	14.330817	11.44%	9,270
2012	12.006835	12.859464	7.10%	8,578
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.043111	10.475163	4.30%	0
2016	9.138955	10.043111	9.89%	0
2015*	10.000000	9.138955	-8.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.689801	9.741164	0.53%	0
2016	9.708998	9.689801	-0.20%	0
2015*	10.000000	9.708998	-2.91%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.117987	1.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.512267	15.798164	8.86%	0
2016	11.365422	14.512267	27.69%	0
2015	12.475068	11.365422	-8.89%	0
2014	12.126773	12.475068	2.87%	0
2013*	10.000000	12.126773	21.27%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.500151	12.886883	12.06%	0
2016	10.248298	11.500151	12.22%	0
2015	10.793489	10.248298	-5.05%	0
2014*	10.000000	10.793489	7.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	34.932237	38.247054	9.49%	0
2016	28.523542	34.932237	22.47%	0
2015	29.983536	28.523542	-4.87%	0
2014	29.284162	29.983536	2.39%	0
2013	21.366115	29.284162	37.06%	0
2012	18.954027	21.366115	12.73%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.168740	27.355521	18.07%	0
2016	21.343472	23.168740	8.55%	0
2015	21.724564	21.343472	-1.75%	0
2014	19.720248	21.724564	10.16%	0
2013	15.372466	19.720248	28.28%	0
2012	13.668613	15.372466	12.47%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	19.480287	24.100589	23.72%	0
2016	18.580423	19.480287	4.84%	0
2015	19.608591	18.580423	-5.24%	15,534
2014	18.670687	19.608591	5.02%	15,534
2013	15.864885	18.670687	17.69%	15,534
2012	14.789993	15.864885	7.27%	6,491
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.007281	10.083345	0.76%	0
2016	9.430071	10.007281	6.12%	0
2015	9.778829	9.430071	-3.57%	0
2014	9.982739	9.778829	-2.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.510731	14.844628	9.87%	0
2016	13.180987	13.510731	2.50%	0
2015	13.605031	13.180987	-3.12%	0
2014	13.403754	13.605031	1.50%	0
2013	12.157188	13.403754	10.25%	0
2012	11.186690	12.157188	8.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.094690	15.961807	13.25%	0
2016	13.676281	14.094690	3.06%	0
2015	14.106147	13.676281	-3.05%	0
2014	13.846420	14.106147	1.88%	0
2013	12.293804	13.846420	12.63%	0
2012	11.163573	12.293804	10.12%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.777130	17.372869	17.57%	0
2016	14.261465	14.777130	3.62%	0
2015	14.720184	14.261465	-3.12%	0
2014	14.428751	14.720184	2.02%	0
2013	12.201574	14.428751	18.25%	0
2012	10.876743	12.201574	12.18%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.344215	11.699984	13.11%	0
2016*	10.000000	10.344215	3.44%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.396180	14.580757	-5.30%	0
2016	11.839236	15.396180	30.04%	147
2015	15.338582	11.839236	-22.81%	147
2014	18.053234	15.338582	-15.04%	147
2013	14.930038	18.053234	20.92%	147
2012	14.636612	14.930038	2.00%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	21.607502	23.709937	9.73%	0
2016	18.845245	21.607502	14.66%	0
2015	20.204740	18.845245	-6.73%	0
2014	19.122575	20.204740	5.66%	0
2013	15.358794	19.122575	24.51%	0
2012	13.472027	15.358794	14.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.163925	12.681000	13.59%	0
2016*	10.000000	11.163925	11.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	22.167176	29.110680	31.32%	0
2016	22.632815	22.167176	-2.06%	288
2015	21.736225	22.632815	4.12%	288
2014	20.102552	21.736225	8.13%	288
2013	15.175568	20.102552	32.47%	288
2012	13.619905	15.175568	11.42%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.104156	12.260984	1.30%	0
2016	11.893772	12.104156	1.77%	0
2015	12.315943	11.893772	-3.43%	0
2014	11.972117	12.315943	2.87%	0
2013	12.551260	11.972117	-4.61%	0
2012	12.203278	12.551260	2.85%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	33.796300	39.681183	17.41%	0
2016	30.999745	33.796300	9.02%	182
2015	32.354361	30.999745	-4.19%	182
2014	31.328478	32.354361	3.27%	182
2013	23.672861	31.328478	32.34%	182
2012	21.216573	23.672861	11.58%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	17.902030	22.667427	26.62%	0
2016	19.400715	17.902030	-7.72%	0
2015	19.283043	19.400715	0.61%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.573329	11.698480	1.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.673349	12.732816	9.08%	0
2016	10.588450	11.673349	10.25%	0
2015	11.591385	10.588450	-8.65%	0
2014	11.571275	11.591385	0.17%	0
2013	9.598404	11.571275	20.55%	0
2012	8.545024	9.598404	12.33%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.759756	14.699541	6.83%	0
2016	12.388644	13.759756	11.07%	392
2015	13.684822	12.388644	-9.47%	392
2014	13.430224	13.684822	1.90%	392
2013	12.101537	13.430224	10.98%	392
2012	11.029792	12.101537	9.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	32.498865	35.028295	7.78%	0
2016	25.627330	32.498865	26.81%	0
2015	28.410293	25.627330	-9.80%	0
2014	29.003289	28.410293	-2.04%	0
2013	21.856586	29.003289	32.70%	0
2012	18.955753	21.856586	15.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	8.961580	8.897311	-0.72%	0
2016	8.937493	8.961580	0.27%	0
2015	9.588930	8.937493	-6.79%	0
2014	9.667697	9.588930	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.579732	11.656683	10.18%	0
2016	10.409809	10.579732	1.63%	0
2015	11.347886	10.409809	-8.27%	0
2014	11.208582	11.347886	1.24%	0
2013	10.132999	11.208582	10.61%	0
2012*	10.000000	10.132999	1.33%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.627162	9.722141	0.99%	0
2016	9.931461	9.627162	-3.06%	0
2015	10.011480	9.931461	-0.80%	0
2014	9.821094	10.011480	1.94%	0
2013*	10.000000	9.821094	-1.79%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.878328	14.382657	11.68%	0
2016	11.683304	12.878328	10.23%	0
2015	12.531685	11.683304	-6.77%	0
2014	12.351241	12.531685	1.46%	0
2013	9.871071	12.351241	25.13%	0
2012*	10.000000	9.871071	-1.29%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.439622	14.331366	15.21%	0
2016	13.107421	12.439622	-5.09%	1,081
2015	14.682970	13.107421	-10.73%	1,081
2014	15.912925	14.682970	-7.73%	1,081
2013	13.056230	15.912925	21.88%	1,081
2012	11.248492	13.056230	16.07%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.802344	12.264155	3.91%	0
2016	10.428405	11.802344	13.17%	0
2015	11.451778	10.428405	-8.94%	0
2014	11.537704	11.451778	-0.74%	0
2013	10.720073	11.537704	7.63%	0
2012*	10.000000	10.720073	7.20%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.587291	15.558825	23.61%	0
2016	12.177644	12.587291	3.36%	0
2015	13.269801	12.177644	-8.23%	0
2014	12.630120	13.269801	5.06%	0
2013	9.979457	12.630120	26.56%	0
2012*	10.000000	9.979457	-0.21%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.658130	9.723134	0.67%	0
2016	9.699728	9.658130	-0.43%	0
2015*	10.000000	9.699728	-3.00%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	28.052087	35.521624	26.63%	0
2016	28.250106	28.052087	-0.70%	0
2015	25.911061	28.250106	9.03%	0
2014	24.525915	25.911061	5.65%	0
2013	19.238347	24.525915	27.48%	0
2012	15.947973	19.238347	20.63%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.671380	22.121724	41.16%	0
2016	14.131063	15.671380	10.90%	226
2015	13.864196	14.131063	1.92%	226
2014	13.017422	13.864196	6.50%	226
2013	9.871180	13.017422	31.87%	226
2012*	10.000000	9.871180	-1.29%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	20.829621	26.540103	27.42%	0
2016	22.921736	20.829621	-9.13%	183
2015	25.806181	22.921736	-11.18%	183
2014	30.143304	25.806181	-14.39%	183
2013	27.080251	30.143304	11.31%	183
2012	24.566913	27.080251	10.23%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.300923	10.335839	24.51%	0
2016	7.055619	8.300923	17.65%	0
2015	9.061575	7.055619	-22.14%	0
2014	9.755962	9.061575	-7.12%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.887254	10.003010	1.17%	0
2016*	10.000000	9.887254	-1.13%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.690708	15.616920	23.06%	0
2016	11.974880	12.690708	5.98%	0
2015	12.564190	11.974880	-4.69%	0
2014	13.944816	12.564190	-9.90%	0
2013	10.138026	13.944816	37.55%	0
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.004667	29.725134	14.31%	0
2016	23.464375	26.004667	10.83%	0
2015	24.317889	23.464375	-3.51%	14,162
2014	22.655581	24.317889	7.34%	14,162
2013	17.153877	22.655581	32.07%	14,162
2012	15.198871	17.153877	12.86%	6,051
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.764969	18.239562	23.53%	0
2016	14.597214	14.764969	1.15%	0
2015	14.095941	14.597214	3.56%	4,557
2014	14.310126	14.095941	-1.50%	4,557
2013	11.510882	14.310126	24.32%	4,557
2012	10.194682	11.510882	12.91%	4,557
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.130462	10.009432	9.63%	0
2016	8.153143	9.130462	11.99%	0
2015*	10.000000	8.153143	-18.47%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.559612	17.811481	14.47%	0
2016	14.390243	15.559612	8.13%	0
2015	15.915156	14.390243	-9.58%	0
2014	16.684473	15.915156	-4.61%	0
2013	12.984803	16.684473	28.49%	0
2012	10.872183	12.984803	19.43%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.802262	24.085287	5.63%	0
2016	19.473156	22.802262	17.10%	0
2015	20.922415	19.473156	-6.93%	0
2014	19.018392	20.922415	10.01%	0
2013	14.829072	19.018392	28.25%	0
2012	13.303976	14.829072	11.46%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.667360	15.415640	12.79%	0
2016	12.872642	13.667360	6.17%	0
2015	13.087481	12.872642	-1.64%	7,174
2014	12.798162	13.087481	2.26%	7,258
2013	10.657965	12.798162	20.08%	7,313
2012	9.456812	10.657965	12.70%	7,927
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.205140	10.259794	0.54%	0
2016	10.206281	10.205140	-0.01%	0
2015	10.503007	10.206281	-2.83%	0
2014	10.271972	10.503007	2.25%	0
2013	10.824807	10.271972	-5.11%	0
2012	10.588585	10.824807	2.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.018342	17.883640	27.57%	0
2016	14.364591	14.018342	-2.41%	0
2015	13.842355	14.364591	3.77%	0
2014	13.955716	13.842355	-0.81%	0
2013	11.137993	13.955716	25.30%	0
2012	9.367067	11.137993	18.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.577106	18.146342	24.49%	0
2016	13.721406	14.577106	6.24%	445
2015	13.236936	13.721406	3.66%	445
2014	12.575824	13.236936	5.26%	445
2013	9.961644	12.575824	26.24%	445
2012	8.712083	9.961644	14.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.975019	15.410034	18.77%	0
2016	11.990893	12.975019	8.21%	0
2015	12.178676	11.990893	-1.54%	0
2014	11.343599	12.178676	7.36%	0
2013	8.758641	11.343599	29.51%	0
2012	7.682165	8.758641	14.01%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	22.768466	26.101267	14.64%	0
2016	19.880757	22.768466	14.53%	0
2015	21.834218	19.880757	-8.95%	0
2014	20.580040	21.834218	6.09%	0
2013	15.616456	20.580040	31.78%	0
2012	13.568708	15.616456	15.09%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.249454	10.670532	15.36%	0
2016	9.221361	9.249454	0.30%	0
2015*	10.000000	9.221361	-7.79%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.630954	19.374164	3.99%	0
2016	16.754926	18.630954	11.20%	0
2015	17.662807	16.754926	-5.14%	0
2014	17.683315	17.662807	-0.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.823343	15.583771	21.53%	0
2016	11.594372	12.823343	10.60%	0
2015	12.047610	11.594372	-3.76%	0
2014	11.607838	12.047610	3.79%	0
2013	8.302960	11.607838	39.80%	0
2012	7.296682	8.302960	13.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.423353	16.629485	15.30%	0
2016	13.447847	14.423353	7.25%	0
2015	13.864848	13.447847	-3.01%	0
2014	12.881167	13.864848	7.64%	0
2013	9.544982	12.881167	34.95%	0
2012	8.798795	9.544982	8.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.874023	13.856226	16.69%	0
2016	11.249240	11.874023	5.55%	0
2015	11.755756	11.249240	-4.31%	0
2014	11.550190	11.755756	1.78%	0
2013	9.158772	11.550190	26.11%	0
2012	8.096028	9.158772	13.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.570908	12.629262	9.15%	0
2016	11.195091	11.570908	3.36%	0
2015	11.617030	11.195091	-3.63%	0
2014	11.435698	11.617030	1.59%	0
2013	10.239996	11.435698	11.68%	0
2012	9.466861	10.239996	8.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.894251	13.417172	12.80%	0
2016	11.377803	11.894251	4.54%	0
2015	11.838874	11.377803	-3.89%	0
2014	11.609557	11.838874	1.98%	0
2013	9.830754	11.609557	18.09%	0
2012	8.882021	9.830754	10.68%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.790316	11.178856	3.60%	0
2016	10.589072	10.790316	1.90%	0
2015	10.952148	10.589072	-3.32%	0
2014	10.881439	10.952148	0.65%	0
2013	10.646718	10.881439	2.20%	0
2012	10.169066	10.646718	4.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.243596	11.451411	11.79%	0
2016	9.962667	10.243596	2.82%	0
2015	10.687588	9.962667	-6.78%	0
2014	10.730373	10.687588	-0.40%	0
2013*	10.000000	10.730373	7.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.249066	11.759555	14.74%	0
2016	9.906441	10.249066	3.46%	0
2015	10.692375	9.906441	-7.35%	0
2014	10.867679	10.692375	-1.61%	0
2013*	10.000000	10.867679	8.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.762217	13.057804	11.01%	0
2016	11.312909	11.762217	3.97%	0
2015	11.740070	11.312909	-3.64%	8,163
2014	11.526693	11.740070	1.85%	8,091
2013	10.045704	11.526693	14.74%	8,119
2012	9.179039	10.045704	9.44%	8,410
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.838016	13.614769	15.01%	0
2016	11.295641	11.838016	4.80%	0
2015	11.774747	11.295641	-4.07%	0
2014	11.561666	11.774747	1.84%	0
2013	9.551402	11.561666	21.05%	0
2012	8.558601	9.551402	11.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.393295	12.195022	7.04%	0
2016	11.034723	11.393295	3.25%	0
2015	11.451296	11.034723	-3.64%	0
2014	11.295860	11.451296	1.38%	0
2013	10.425646	11.295860	8.35%	0
2012	9.727582	10.425646	7.18%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.151082	11.315940	1.48%	0
2016	10.902217	11.151082	2.28%	0
2015	11.292689	10.902217	-3.46%	0
2014	11.075888	11.292689	1.96%	0
2013	11.618896	11.075888	-4.67%	0
2012	11.099266	11.618896	4.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.935366	12.063842	1.08%	0
2016	11.857518	11.935366	0.66%	0
2015	12.237358	11.857518	-3.10%	0
2014	11.979229	12.237358	2.15%	0
2013	12.556286	11.979229	-4.60%	0
2012	12.035605	12.556286	4.33%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.554430	13.267857	14.83%	0
2016	10.649291	11.554430	8.50%	0
2015	11.290277	10.649291	-5.68%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.113132	12.322376	10.88%	0
2016	10.489136	11.113132	5.95%	0
2015	10.962277	10.489136	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	22.729689	31.267744	37.56%	0
2016	21.710971	22.729689	4.69%	0
2015	26.610764	21.710971	-18.41%	4,314
2014	28.982159	26.610764	-8.18%	4,314
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.809988	10.749162	-0.56%	0
2016	11.016045	10.809988	-1.87%	0
2015	11.322440	11.016045	-2.71%	0
2014	11.116730	11.322440	1.85%	0
2013	11.895963	11.116730	-6.55%	0
2012	11.852032	11.895963	0.37%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.068177	7.892095	-2.18%	0
2016	8.282325	8.068177	-2.59%	0
2015	8.503410	8.282325	-2.60%	0
2014	8.730400	8.503410	-2.60%	0
2013	8.963449	8.730400	-2.60%	0
2012	9.203380	8.963449	-2.61%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.559422	9.357167	23.78%	0
2016	7.711785	7.559422	-1.98%	0
2015	8.181219	7.711785	-5.74%	0
2014	8.460533	8.181219	-3.30%	0
2013	7.388653	8.460533	14.51%	0
2012	6.583830	7.388653	12.22%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.250937	10.002677	21.23%	0
2016	8.426500	8.250937	-2.08%	0
2015	8.773354	8.426500	-3.95%	0
2014	9.601742	8.773354	-8.63%	0
2013	8.146296	9.601742	17.87%	0
2012	7.075612	8.146296	15.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.854654	25.211486	15.36%	0
2016	20.495842	21.854654	6.63%	0
2015	21.255167	20.495842	-3.57%	0
2014	20.786300	21.255167	2.26%	0
2013	16.771181	20.786300	23.94%	0
2012	14.857114	16.771181	12.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.510684	15.707783	8.25%	0
2016	14.013700	14.510684	3.55%	0
2015	14.412837	14.013700	-2.77%	0
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	0
2012	12.021522	12.807188	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.739788	18.720522	11.83%	0
2016	15.950874	16.739788	4.95%	0
2015	16.464270	15.950874	-3.12%	0
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.229188	12.589048	2.94%	0
2016	12.041308	12.229188	1.56%	0
2015	12.330113	12.041308	-2.34%	0
2014	12.185198	12.330113	1.19%	0
2013	11.933852	12.185198	2.11%	0
2012	11.650234	11.933852	2.43%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.232344	11.365561	11.07%	0
2016	9.937494	10.232344	2.97%	0
2015	10.544575	9.937494	-5.76%	0
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.288538	11.721852	13.93%	0
2016	9.875928	10.288538	4.18%	0
2015	10.557140	9.875928	-6.45%	0
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.191493	18.910546	10.00%	4,541
2016	16.472461	17.191493	4.37%	4,541
2015	16.968999	16.472461	-2.93%	10,148
2014	16.563769	16.968999	2.45%	10,139
2013	14.581305	16.563769	13.60%	5,650
2012	13.510682	14.581305	7.92%	5,794
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.884206	22.599240	13.65%	0
2016	18.817455	19.884206	5.67%	0
2015	19.461870	18.817455	-3.31%	0
2014	19.037701	19.461870	2.23%	0
2013	15.971638	19.037701	19.20%	0
2012	14.415365	15.971638	10.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.752552	15.693763	6.38%	0
2016	14.328110	14.752552	2.96%	6,560
2015	14.715103	14.328110	-2.63%	6,868
2014	14.424275	14.715103	2.02%	7,189
2013	13.402655	14.424275	7.62%	7,189
2012	12.737218	13.402655	5.22%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.393352	26.479710	23.78%	0
2016	21.256164	21.393352	0.65%	0
2015	20.819548	21.256164	2.10%	0
2014	19.689439	20.819548	5.74%	0
2013	14.832631	19.689439	32.74%	0
2012	12.860314	14.832631	15.34%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.949731	11.393030	14.51%	0
2016	9.410212	9.949731	5.73%	0
2015	9.883541	9.410212	-4.79%	0
2014*	10.000000	9.883541	-1.16%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.537373	12.491269	18.54%	0
2016	9.830370	10.537373	7.19%	0
2015	10.078555	9.830370	-2.46%	0
2014*	10.000000	10.078555	0.79%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	33.101708	37.331469	12.78%	0
2016	28.250724	33.101708	17.17%	0
2015	29.759071	28.250724	-5.07%	0
2014	27.923026	29.759071	6.58%	0
2013	21.547076	27.923026	29.59%	0
2012	18.832877	21.547076	14.41%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.394873	13.873680	3.57%	0
2016	12.656983	13.394873	5.83%	0
2015	13.381665	12.656983	-5.42%	0
2014	13.225246	13.381665	1.18%	0
2013	13.732727	13.225246	-3.70%	0
2012	12.561438	13.732727	9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.122272	11.154967	22.28%	0
2016	9.602467	9.122272	-5.00%	0
2015	9.923816	9.602467	-3.24%	0
2014	10.328421	9.923816	-3.92%	0
2013	8.758056	10.328421	17.93%	0
2012	7.784223	8.758056	12.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.760093	15.230325	19.36%	0
2016	12.478204	12.760093	2.26%	0
2015	13.534984	12.478204	-7.81%	0
2014	15.385310	13.534984	-12.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.220890	16.726196	26.51%	0
2016	13.307981	13.220890	-0.65%	464
2015	13.248598	13.307981	0.45%	464
2014	12.349020	13.248598	7.28%	464
2013	9.432408	12.349020	30.92%	464
2012	8.338849	9.432408	13.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.370133	14.893979	11.40%	0
2016	11.828121	13.370133	13.04%	465
2015	12.576107	11.828121	-5.95%	465
2014	11.712114	12.576107	7.38%	465
2013	8.905282	11.712114	31.52%	465
2012	7.775680	8.905282	14.53%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.309795	16.533090	24.22%	0
2016	12.883895	13.309795	3.31%	0
2015	13.273765	12.883895	-2.94%	0
2014	13.139397	13.273765	1.02%	0
2013	9.732578	13.139397	35.00%	0
2012	8.716502	9.732578	11.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.298899	19.182401	10.89%	0
2016	15.102240	17.298899	14.55%	0
2015	15.966170	15.102240	-5.41%	0
2014	14.008111	15.966170	13.98%	0
2013	10.599994	14.008111	32.15%	0
2012	9.354535	10.599994	13.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	20.340704	24.696846	21.42%	0
2016	19.324926	20.340704	5.26%	0
2015	19.736330	19.324926	-2.08%	0
2014	19.761641	19.736330	-0.13%	0
2013	14.094256	19.761641	40.21%	0
2012	12.795997	14.094256	10.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	33.152643	35.119828	5.93%	0
2016	27.094823	33.152643	22.36%	0
2015	29.685278	27.094823	-8.73%	0
2014	28.546468	29.685278	3.99%	0
2013	20.930630	28.546468	36.39%	0
2012	17.863400	20.930630	17.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	29.842456	32.905680	10.26%	0
2016	25.000602	29.842456	19.37%	0
2015	26.163925	25.000602	-4.45%	0
2014	26.713928	26.163925	-2.06%	0
2013	19.513550	26.713928	36.90%	0
2012	17.388005	19.513550	12.22%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	20.572263	24.095974	17.13%	0
2016	18.999812	20.572263	8.28%	0
2015	19.378763	18.999812	-1.96%	0
2014	17.793491	19.378763	8.91%	0
2013	13.967595	17.793491	27.39%	0
2012	12.596966	13.967595	10.88%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.445257	12.867374	3.39%	0
2016	11.920828	12.445257	4.40%	226
2015	12.973442	11.920828	-8.11%	226
2014	10.356813	12.973442	25.26%	226
2013	10.353733	10.356813	0.03%	226
2012	9.197581	10.353733	12.57%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.624780	16.088490	18.08%	0
2016	12.556460	13.624780	8.51%	0
2015	12.771234	12.556460	-1.68%	0
2014	11.595703	12.771234	10.14%	0
2013*	10.000000	11.595703	15.96%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.355460	9.256790	-1.05%	0
2016	9.370997	9.355460	-0.17%	0
2015	9.654103	9.370997	-2.93%	0
2014	9.863089	9.654103	-2.12%	0
2013	10.115717	9.863089	-2.50%	0
2012	10.032936	10.115717	0.83%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.838963	15.391848	11.22%	0
2016	11.754085	13.838963	17.74%	0
2015	12.687297	11.754085	-7.36%	0
2014	12.458930	12.687297	1.83%	0
2013*	10.000000	12.458930	24.59%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.712503	15.196225	19.54%	0
2016	12.907011	12.712503	-1.51%	0
2015	13.789913	12.907011	-6.40%	0
2014	15.413932	13.789913	-10.54%	0
2013	13.177348	15.413932	16.97%	0
2012	11.315984	13.177348	16.45%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	10.137358	10.885774	7.38%	0
2016	9.835248	10.137358	3.07%	0
2015	10.603584	9.835248	-7.25%	0
2014	10.601444	10.603584	0.02%	0
2013	10.128211	10.601444	4.67%	0
2012*	10.000000	10.128211	1.28%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.252333	11.717780	14.29%	0
2016	10.009570	10.252333	2.43%	0
2015	11.340446	10.009570	-11.74%	0
2014	11.541174	11.340446	-1.74%	0
2013	10.246758	11.541174	12.63%	0
2012*	10.000000	10.246758	2.47%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	10.473307	11.590905	10.67%	0
2016	10.158348	10.473307	3.10%	0
2015	11.175236	10.158348	-9.10%	0
2014	11.193896	11.175236	-0.17%	0
2013	10.264381	11.193896	9.06%	0
2012*	10.000000	10.264381	2.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	25.658039	34.070679	32.79%	0
2016	26.382545	25.658039	-2.75%	0
2015	26.127371	26.382545	0.98%	5,819
2014	26.284467	26.127371	-0.60%	5,819
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.521284	10.495507	23.17%	0
2016	8.992310	8.521284	-5.24%	0
2015	8.954265	8.992310	0.42%	0
2014*	10.000000	8.954265	-10.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	22.400486	25.449756	13.61%	0
2016	20.662199	22.400486	8.41%	0
2015	20.574549	20.662199	0.43%	0
2014	19.133719	20.574549	7.53%	0
2013	14.945495	19.133719	28.02%	0
2012	13.159590	14.945495	13.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	32.694852	36.277381	10.96%	0
2016	28.524157	32.694852	14.62%	0
2015	31.186156	28.524157	-8.54%	8,311
2014	28.676483	31.186156	8.75%	8,311
2013	20.936347	28.676483	36.97%	8,311
2012	18.268420	20.936347	14.60%	5,054
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.773197	10.793474	10.44%	0
2016	8.886487	9.773197	9.98%	1,420
2015	10.046919	8.886487	-11.55%	1,420
2014	10.268426	10.046919	-2.16%	1,420
2013	10.531031	10.268426	-2.49%	1,420
2012*	10.000000	10.531031	5.31%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.398834	10.050519	6.93%	0
2016	8.522889	9.398834	10.28%	0
2015	8.962371	8.522889	-4.90%	0
2014	9.074154	8.962371	-1.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.009419	10.796496	7.86%	0
2016	9.985934	10.009419	0.24%	0
2015	11.045023	9.985934	-9.59%	0
2014	11.305836	11.045023	-2.31%	0
2013	12.423485	11.305836	-9.00%	0
2012	12.121758	12.423485	2.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.348591	10.206473	-1.37%	0
2016	10.487216	10.348591	-1.32%	0
2015	10.744724	10.487216	-2.40%	0
2014	10.949607	10.744724	-1.87%	0
2013	11.268065	10.949607	-2.83%	0
2012	10.940559	11.268065	2.99%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.025429	9.990587	-0.35%	0
2016*	10.000000	10.025429	0.25%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.995981	10.205820	2.10%	0
2016	10.003625	9.995981	-0.08%	0
2015	10.236304	10.003625	-2.27%	9,232
2014	10.089088	10.236304	1.46%	9,279
2013	10.575532	10.089088	-4.60%	9,291
2012	9.916475	10.575532	6.65%	7,989
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.625267	18.032930	23.30%	0
2016	15.392259	14.625267	-4.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.597405	31.742578	24.01%	0
2016	29.432923	25.597405	-13.03%	0
2015	26.868044	29.432923	9.55%	0
2014	21.021141	26.868044	27.81%	0
2013	14.338834	21.021141	46.60%	0
2012	11.238479	14.338834	27.59%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.281553	6.952955	-4.51%	0
2016	5.212456	7.281553	39.70%	0
2015	8.063292	5.212456	-35.36%	0
2014	10.264779	8.063292	-21.45%	0
2013	9.555058	10.264779	7.43%	0
2012*	10.000000	9.555058	-4.45%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	20.725572	25.408743	22.60%	0
2016	19.747488	20.725572	4.95%	0
2015	20.876540	19.747488	-5.41%	8,185
2014	21.844170	20.876540	-4.43%	8,185
2013	14.928234	21.844170	46.33%	8,185
2012	14.209306	14.928234	5.06%	3,522

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.677377	11.865956	11.13%	0
2016	10.626381	10.677377	0.48%	0
2015	11.076528	10.626381	-4.06%	0
2014	10.935555	11.076528	1.29%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	30.460764	33.415361	9.70%	0
2016	25.110173	30.460764	21.31%	0
2015	27.393485	25.110173	-8.34%	0
2014	25.868447	27.393485	5.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.171566	11.258355	0.78%	0
2016	11.009467	11.171566	1.47%	0
2015	11.613316	11.009467	-5.20%	0
2014	11.566206	11.613316	0.41%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	23.337735	25.287772	8.36%	0
2016	19.563573	23.337735	19.29%	0
2015	20.450229	19.563573	-4.34%	0
2014	18.100019	20.450229	12.98%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	10.956434	12.227365	11.60%	0
2016	10.506854	10.956434	4.28%	0
2015	10.926622	10.506854	-3.84%	0
2014	10.923671	10.926622	0.03%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.907199	12.351177	13.24%	0
2016	9.667886	10.907199	12.82%	0
2015*	10.000000	9.667886	-3.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.655098	15.093503	10.53%	0
2016	13.532429	13.655098	0.91%	0
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.008784	10.417973	4.09%	0
2016	9.126400	10.008784	9.67%	0
2015*	10.000000	9.126400	-8.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.656697	9.688002	0.32%	0
2016	9.695667	9.656697	-0.40%	0
2015*	10.000000	9.695667	-3.04%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.104214	1.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.403341	15.647493	8.64%	0
2016	11.303249	14.403341	27.43%	0
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.437326	12.790257	11.83%	0
2016	10.213214	11.437326	11.99%	0
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	31.316331	34.217833	9.27%	0
2016	25.623449	31.316331	22.22%	0
2015	26.990440	25.623449	-5.06%	0
2014	26.415125	26.990440	2.18%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	20.576755	24.245424	17.83%	0
2016	18.994577	20.576755	8.33%	0
2015	19.373524	18.994577	-1.96%	0
2014	17.622288	19.373524	9.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	17.511645	21.620713	23.46%	0
2016	16.736985	17.511645	4.63%	0
2015	17.699491	16.736985	-5.44%	0
2014	16.887578	17.699491	4.81%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.998641	10.054026	0.55%	0
2016	9.441256	9.998641	5.90%	0
2015	9.810564	9.441256	-3.76%	0
2014*	10.000000	9.810564	-1.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.190725	14.463370	9.65%	0
2016	12.895190	13.190725	2.29%	0
2015	13.337429	12.895190	-3.32%	0
2014	13.167149	13.337429	1.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	13.760823	15.551817	13.02%	0
2016	13.379710	13.760823	2.85%	0
2015	13.828646	13.379710	-3.25%	0
2014	13.601967	13.828646	1.67%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.427091	16.926637	17.33%	0
2016	13.952216	14.427091	3.40%	0
2015	14.430605	13.952216	-3.32%	0
2014	14.174006	14.430605	1.81%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.330169	11.660184	12.88%	0
2016*	10.000000	10.330169	3.30%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.031245	14.205998	-5.49%	0
2016	11.582343	15.031245	29.78%	0
2015	15.036702	11.582343	-22.97%	0
2014	17.734410	15.036702	-15.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	19.324148	21.161009	9.51%	0
2016	16.888367	19.324148	14.42%	0
2015	18.143970	16.888367	-6.92%	0
2014	17.207514	18.143970	5.44%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.148777	12.637880	13.36%	0
2016*	10.000000	11.148777	11.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	19.418351	25.448663	31.05%	0
2016	19.866938	19.418351	-2.26%	0
2015	19.119173	19.866938	3.91%	0
2014	17.718577	19.119173	7.90%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	11.565279	11.691130	1.09%	2,611
2016	11.387571	11.565279	1.56%	2,611
2015	11.816038	11.387571	-3.63%	2,611
2014	11.509795	11.816038	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	31.993858	37.488023	17.17%	0
2016	29.406670	31.993858	8.80%	0
2015	30.754840	29.406670	-4.38%	0
2014	29.840967	30.754840	3.06%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	17.088676	21.593300	26.36%	0
2016	18.557280	17.088676	-7.91%	0
2015	18.482697	18.557280	0.40%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.467333	12.482486	8.85%	0
2016	10.422914	11.467333	10.02%	0
2015	11.433662	10.422914	-8.84%	0
2014	11.437321	11.433662	-0.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.461406	14.351392	6.61%	1,614
2016	12.144873	13.461406	10.84%	1,614
2015	13.443157	12.144873	-9.66%	1,614
2014	13.220200	13.443157	1.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	29.035427	31.231221	7.56%	0
2016	22.943148	29.035427	26.55%	0
2015	25.486989	22.943148	-9.98%	0
2014	26.072543	25.486989	-2.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.209968	9.125211	-0.92%	0
2016	9.204062	9.209968	0.06%	0
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.478819	11.521867	9.95%	0
2016	10.331661	10.478819	1.42%	0
2015	11.285884	10.331661	-8.46%	0
2014	11.170283	11.285884	1.03%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.554884	9.629384	0.78%	0
2016	9.877135	9.554884	-3.26%	0
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.755461	14.216297	11.45%	0
2016	11.595568	12.755461	10.00%	0
2015	12.463181	11.595568	-6.96%	0
2014	12.309019	12.463181	1.25%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.245158	14.078455	14.97%	0
2016	12.928999	12.245158	-5.29%	0
2015	14.512924	12.928999	-10.91%	0
2014	15.761022	14.512924	-7.92%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.689778	12.122322	3.70%	0
2016	10.350119	11.689778	12.94%	0
2015	11.389199	10.350119	-9.12%	0
2014	11.498254	11.389199	-0.95%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.467211	15.378860	23.35%	0
2016	12.086222	12.467211	3.15%	0
2015	13.197304	12.086222	-8.42%	0
2014	12.586962	13.197304	4.85%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.625113	9.670050	0.47%	0
2016	9.686401	9.625113	-0.63%	0
2015*	10.000000	9.686401	-3.14%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	25.556324	32.295093	26.37%	0
2016	25.789535	25.556324	-0.90%	0
2015	23.702893	25.789535	8.80%	0
2014	22.481949	23.702893	5.43%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.521570	21.865453	40.87%	0
2016	14.024685	15.521570	10.67%	0
2015	13.788145	14.024685	1.72%	0
2014	12.972649	13.788145	6.29%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	19.109080	24.298065	27.15%	0
2016	21.071553	19.109080	-9.31%	0
2015	23.772057	21.071553	-11.36%	0
2014	27.824520	23.772057	-14.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.536326	10.607223	24.26%	0
2016	7.270589	8.536326	17.41%	0
2015	9.356915	7.270589	-22.30%	0
2014*	10.000000	9.356915	-6.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.873826	9.968970	0.96%	0
2016*	10.000000	9.873826	-1.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.569598	15.436236	22.81%	0
2016	11.884934	12.569598	5.76%	0
2015	12.495492	11.884934	-4.89%	0
2014	13.897130	12.495492	-10.09%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.624819	26.949526	14.07%	0
2016	21.360745	23.624819	10.60%	0
2015	22.183308	21.360745	-3.71%	0
2014	20.709429	22.183308	7.12%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.564225	17.954770	23.28%	0
2016	14.428295	14.564225	0.94%	0
2015	13.961494	14.428295	3.34%	0
2014	14.202803	13.961494	-1.70%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.099253	9.954803	9.40%	0
2016	8.141933	9.099253	11.76%	0
2015*	10.000000	8.141933	-18.58%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.363797	17.551348	14.24%	0
2016	14.238309	15.363797	7.90%	0
2015	15.779533	14.238309	-9.77%	0
2014	16.576352	15.779533	-4.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.445897	23.660353	5.41%	0
2016	19.208138	22.445897	16.86%	0
2015	20.680155	19.208138	-7.12%	0
2014	18.836864	20.680155	9.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.370906	15.050403	12.56%	0
2016	12.619269	13.370906	5.96%	0
2015	12.856279	12.619269	-1.84%	0
2014	12.597934	12.856279	2.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.983894	10.016813	0.33%	0
2016	10.005496	9.983894	-0.22%	0
2015	10.317560	10.005496	-3.02%	0
2014	10.111357	10.317560	2.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	13.714330	17.460016	27.31%	3,551
2016	14.081903	13.714330	-2.61%	3,551
2015	13.597858	14.081903	3.56%	3,551
2014	13.737430	13.597858	-1.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.260879	17.716362	24.23%	3,754
2016	13.451292	14.260879	6.02%	3,754
2015	13.003065	13.451292	3.45%	3,754
2014	12.379059	13.003065	5.04%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.719713	15.075907	18.52%	4,260
2016	11.779077	12.719713	7.99%	4,260
2015	11.988163	11.779077	-1.74%	4,260
2014	11.189124	11.988163	7.14%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	20.397070	23.334892	14.40%	0
2016	17.846667	20.397070	14.29%	0
2015	19.640621	17.846667	-9.13%	0
2014	18.550540	19.640621	5.88%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.221629	10.616668	15.13%	0
2016	9.212477	9.221629	0.10%	0
2015*	10.000000	9.212477	-7.88%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	16.751427	17.384002	3.78%	0
2016	15.095570	16.751427	10.97%	0
2015	15.946289	15.095570	-5.33%	0
2014	15.997653	15.946289	-0.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.596897	15.277261	21.28%	0
2016	11.412987	12.596897	10.37%	0
2015	11.883536	11.412987	-3.96%	0
2014	11.473316	11.883536	3.58%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.168681	16.302438	15.06%	0
2016	13.237495	14.168681	7.03%	0
2015	13.676061	13.237495	-3.21%	0
2014	12.731911	13.676061	7.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.664376	13.583736	16.45%	0
2016	11.073299	11.664376	5.34%	0
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.366648	12.380933	8.92%	0
2016	11.020024	11.366648	3.15%	0
2015	11.458907	11.020024	-3.83%	0
2014	11.303253	11.458907	1.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.684297	13.153361	12.57%	0
2016	11.199906	11.684297	4.32%	0
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.599860	10.959062	3.39%	0
2016	10.423517	10.599860	1.69%	0
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.166707	11.342191	11.56%	0
2016	9.908172	10.166707	2.61%	0
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.172106	11.647376	14.50%	0
2016	9.852239	10.172106	3.25%	0
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.554588	12.801049	10.79%	0
2016	11.136019	11.554588	3.76%	0
2015	11.580288	11.136019	-3.84%	0
2014	11.393201	11.580288	1.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.629035	13.347052	14.77%	0
2016	11.118998	11.629035	4.59%	0
2015	11.614469	11.118998	-4.27%	0
2014	11.427758	11.614469	1.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.192214	11.955261	6.82%	0
2016	10.862204	11.192214	3.04%	0
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.954271	11.093456	1.27%	0
2016	10.731772	10.954271	2.07%	0
2015	11.139016	10.731772	-3.66%	0
2014	10.947658	11.139016	1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.724704	11.826647	0.87%	0
2016	11.672135	11.724704	0.45%	0
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.295422	11.797965	14.59%	0
2016	9.508368	10.295422	8.28%	0
2015	10.101429	9.508368	-5.87%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.040458	11.110194	10.65%	0
2016	9.496130	10.040458	5.73%	0
2015	9.944909	9.496130	-4.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	21.095014	28.959710	37.28%	0
2016	20.190887	21.095014	4.48%	0
2015	24.798604	20.190887	-18.58%	0
2014	27.064117	24.798604	-8.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.419336	10.339504	-0.77%	0
2016	10.639733	10.419336	-2.07%	0
2015	10.958173	10.639733	-2.91%	0
2014	10.781225	10.958173	1.64%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.840732	7.653907	-2.38%	0
2016	8.065353	7.840732	-2.79%	0
2015	8.297687	8.065353	-2.80%	0
2014	8.536715	8.297687	-2.80%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.425949	9.173144	23.53%	0
2016	7.591160	7.425949	-2.18%	0
2015	8.069825	7.591160	-5.93%	0
2014	8.362511	8.069825	-3.50%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.071918	9.765630	20.98%	0
2016	8.260578	8.071918	-2.28%	0
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.660670	22.634105	15.12%	0
2016	18.476085	19.660670	6.41%	0
2015	19.200033	18.476085	-3.77%	0
2014	18.815140	19.200033	2.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.283888	15.430631	8.03%	0
2016	13.822964	14.283888	3.33%	0
2015	14.245924	13.822964	-2.97%	0
2014	14.013733	14.245924	1.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.478180	18.390240	11.60%	0
2016	15.733797	16.478180	4.73%	0
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	11.650222	11.968491	2.73%	0
2016	11.494770	11.650222	1.35%	0
2015	11.794682	11.494770	-2.54%	0
2014	11.680051	11.794682	0.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.155527	11.257151	10.85%	0
2016	9.883121	10.155527	2.76%	0
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.211311	11.610056	13.70%	0
2016	9.821915	10.211311	3.96%	0
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.869077	17.420168	9.77%	0
2016	15.236554	15.869077	4.15%	0
2015	15.728144	15.236554	-3.13%	0
2014	15.384138	15.728144	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.111804	20.542703	13.42%	0
2016	17.175295	18.111804	5.45%	0
2015	17.800016	17.175295	-3.51%	0
2014	17.447894	17.800016	2.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.822035	14.673779	6.16%	0
2016	13.451908	13.822035	2.75%	0
2015	13.843669	13.451908	-2.83%	0
2014	13.597992	13.843669	1.81%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.059052	26.012615	23.52%	0
2016	20.966938	21.059052	0.44%	0
2015	20.578521	20.966938	1.89%	0
2014	19.501541	20.578521	5.52%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.899476	11.312295	14.27%	0
2016	9.381897	9.899476	5.52%	0
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.484178	12.402771	18.30%	0
2016	9.800798	10.484178	6.97%	0
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	29.416796	33.107800	12.55%	0
2016	25.157316	29.416796	16.93%	0
2015	26.555049	25.157316	-5.26%	0
2014	24.967964	26.555049	6.36%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	12.578949	13.001926	3.36%	0
2016	11.910382	12.578949	5.61%	0
2015	12.618235	11.910382	-5.61%	0
2014	12.496407	12.618235	0.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.961208	10.935593	22.03%	0
2016	9.452286	8.961208	-5.20%	0
2015	9.788724	9.452286	-3.44%	0
2014	10.208791	9.788724	-4.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.406597	14.778104	19.11%	0
2016	12.157400	12.406597	2.05%	0
2015	13.214157	12.157400	-8.00%	0
2014	15.051552	13.214157	-12.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.987504	16.397314	26.25%	0
2016	13.099864	12.987504	-0.86%	0
2015	13.068250	13.099864	0.24%	0
2014	12.205975	13.068250	7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.134034	14.601034	11.17%	0
2016	11.643087	13.134034	12.81%	0
2015	12.404860	11.643087	-6.14%	0
2014	11.576407	12.404860	7.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.074863	16.208025	23.96%	0
2016	12.682444	13.074863	3.09%	0
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	16.993522	18.805218	10.66%	0
2016	14.866063	16.993522	14.31%	0
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.982792	21.789290	21.17%	0
2016	17.119811	17.982792	5.04%	0
2015	17.520256	17.119811	-2.29%	0
2014	17.578827	17.520256	-0.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	28.548811	30.180901	5.72%	0
2016	23.380077	28.548811	22.11%	0
2015	25.668109	23.380077	-8.91%	0
2014	24.734204	25.668109	3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	26.566098	29.233041	10.04%	0
2016	22.301470	26.566098	19.12%	0
2015	23.387233	22.301470	-4.64%	0
2014	23.928023	23.387233	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	18.366062	21.467878	16.89%	0
2016	16.997039	18.366062	8.05%	0
2015	17.371725	16.997039	-2.16%	0
2014	15.983452	17.371725	8.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.225488	12.614290	3.18%	0
2016	11.734323	12.225488	4.19%	0
2015	12.796743	11.734323	-8.30%	0
2014	10.236747	12.796743	25.01%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.522520	15.935071	17.84%	0
2016	12.487782	13.522520	8.29%	0
2015	12.727521	12.487782	-1.88%	0
2014	11.579798	12.727521	9.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.190313	9.074752	-1.26%	0
2016	9.224476	9.190313	-0.37%	0
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.735105	15.245068	10.99%	0
2016	11.689805	13.735105	17.50%	0
2015	12.643898	11.689805	-7.55%	0
2014	12.441855	12.643898	1.62%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.513765	14.928047	19.29%	0
2016	12.731319	12.513765	-1.71%	0
2015	13.630211	12.731319	-6.59%	0
2014	15.266787	13.630211	-10.72%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2017	9.624876	10.314307	7.16%	0
2016	9.357187	9.624876	2.86%	0
2015	10.108932	9.357187	-7.44%	0
2014	10.127695	10.108932	-0.19%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2017	9.438986	10.766102	14.06%	0
2016	9.234388	9.438986	2.22%	0
2015	10.483731	9.234388	-11.92%	0
2014	10.691269	10.483731	-1.94%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2017	9.708171	10.722125	10.44%	0
2016	9.435536	9.708171	2.89%	0
2015	10.401438	9.435536	-9.29%	0
2014	10.440241	10.401438	-0.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	23.349709	30.942090	32.52%	0
2016	24.058317	23.349709	-2.95%	0
2015	23.874655	24.058317	0.77%	0
2014	24.067630	23.874655	-0.80%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.474714	10.416765	22.92%	0
2016	8.961504	8.474714	-5.43%	0
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	20.126805	22.819776	13.38%	0
2016	18.603051	20.126805	8.19%	0
2015	18.562254	18.603051	0.22%	0
2014	17.297860	18.562254	7.31%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	28.892886	31.993179	10.73%	0
2016	25.258884	28.892886	14.39%	0
2015	27.673013	25.258884	-8.72%	0
2014	25.498415	27.673013	8.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.679949	10.668615	10.21%	0
2016	8.819760	9.679949	9.75%	0
2015	9.992002	8.819760	-11.73%	0
2014	10.233309	9.992002	-2.36%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.028052	10.701400	6.71%	0
2016	9.112124	10.028052	10.05%	0
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.852929	10.605935	7.64%	0
2016	9.849984	9.852929	0.03%	0
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.186790	10.026320	-1.58%	0
2016	10.344440	10.186790	-1.52%	0
2015	10.620254	10.344440	-2.60%	0
2014	10.845035	10.620254	-2.07%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.011643	9.956419	-0.55%	0
2016*	10.000000	10.011643	0.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.880298	10.067043	1.89%	0
2016	9.908150	9.880298	-0.28%	0
2015	10.159470	9.908150	-2.47%	0
2014	10.033962	10.159470	1.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.220103	17.497498	23.05%	0
2016	14.996571	14.220103	-5.18%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.249518	31.247083	23.75%	0
2016	29.092509	25.249518	-13.21%	0
2015	26.611947	29.092509	9.32%	0
2014	20.863569	26.611947	27.55%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.211989	6.872416	-4.71%	0
2016	5.173250	7.211989	39.41%	0
2015	8.019157	5.173250	-35.49%	0
2014	10.229646	8.019157	-21.61%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	20.215442	24.732619	22.35%	0
2016	19.300950	20.215442	4.74%	0
2015	20.446471	19.300950	-5.60%	0
2014	21.438217	20.446471	-4.63%	0

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Lord Abbett Funds Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 13, 2016 to December 31, 2016 and the year ended December 31, 2017
Pimco Funds Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Balanced Portfolio - Service Class 2 (FB2)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Growth & Income Portfolio - Service Class 2 (FGI2)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 18, 2016 to December 31, 2016 and the year ended December 31, 2017
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

	Statement of Operations	May 22, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 22, 2017 to December 31, 2017
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)

	Statement of Operations	May 12, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 12, 2017 to December 31, 2017
Neuberger & Berman Management, Inc. Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)

	Statement of Changes in Contract Owners’ Equity	January 27, 2016 to December 31, 2016
Fidelity Investments VIP Contrafund(R) Portfolio - Service Class 2 (FC2)

	Statement of Changes in Contract Owners’ Equity	January 11, 2016 to December 31, 2016

Invesco Investments Van Kampen V.I. Value Opportunities Fund - Series II Shares (AVBV2)

Statement of Operations	March 13, 2017 to December 31, 2017
Statements of Changes in Contract Owners’ Equity	January 27, 2016 to December 31, 2016 and March 13, 2017 to December 31, 2017
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

Statement of Operations	January 30, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	January 5, 2016 to December 31, 2016 and January 30, 2017 to December 31, 2017
T. Rowe Price Equity Income Portfolio - II (TREI2)

Statement of Operations	March 31, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	January 12, 2016 to December 31, 2016 and March 31, 2017 to December 31, 2017
Neuberger & Berman Management, Inc. Guardian Portfolio - I Class Shares (AMGP)

Statement of Operations	December 22, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	December 22, 2017 to December 31, 2017
Oppenheimer Funds Capital Appreciation Fund/VA - Service Shares (OVCAFS)

Statement of Operations	January 3, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	May 11, 2016 to December 31, 2016 and January 3, 2017 to December 31, 2017
Oppenheimer Funds Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Statement of Operations	January 12, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	January 12, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

RATIONAL FUNDS

VA Situs Fund (HVSIT)

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DELAWARE FUNDS BY MACQUARIE

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class II (GVEX2)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Structured Small Cap Equity Fund - Service Shares (GVSSCS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

PUTNAM INVESTMENTS

VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Omega Growth Fund - Class 2 (WFVOG2)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VA Situs Fund (HVSIT)
1,551,252 shares (cost $26,014,191)	$21,345,223
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
15,915 shares (cost $293,312)	376,223
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
40,413 shares (cost $476,121)	474,043
VPS Growth and Income Portfolio - Class B (ALVGIB)
141,330 shares (cost $3,160,038)	4,646,939
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
4,124 shares (cost $48,517)	53,897
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,389,813 shares (cost $16,446,735)	18,039,769
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
42,380 shares (cost $821,724)	918,788
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
5,338,758 shares (cost $105,650,415)	114,676,520
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2,686 shares (cost $24,896)	25,600
VP Inflation Protection Fund - Class I (ACVIP1)
113,679 shares (cost $1,158,975)	1,162,932
VP Balanced Fund - Class I (ACVB)
3,910,375 shares (cost $26,443,041)	29,445,124
VP Capital Appreciation Fund - Class I (ACVCA)
2,182 shares (cost $31,030)	32,797
VP Income & Growth Fund - Class I (ACVIG)
1,373,783 shares (cost $11,364,102)	14,713,214
VP Income & Growth Fund - Class II (ACVIG2)
344,607 shares (cost $2,892,708)	3,694,188
VP Inflation Protection Fund - Class II (ACVIP2)
22,454,714 shares (cost $243,692,668)	229,262,626
VP International Fund - Class I (ACVI)
658 shares (cost $7,140)	8,011
VP Mid Cap Value Fund - Class I (ACVMV1)
569,085 shares (cost $11,179,613)	12,946,684
VP Mid Cap Value Fund - Class II (ACVMV2)
7,838,189 shares (cost $145,593,983)	178,397,175
Growth Fund - Class 1 (AFGF)
138,394 shares (cost $8,925,832)	10,773,938
High-Income Bond Fund - Class 1 (AFHY)
74,897 shares (cost $761,448)	763,205
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
59,651,395 shares (cost $705,487,804)	808,276,398
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
56,673 shares (cost $693,749)	684,609
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
4,207,618 shares (cost $31,075,339)	31,052,222
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
21,081,571 shares (cost $248,219,488)	247,919,275
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
19,864,959 shares (cost $211,446,587)	240,763,307
Global Allocation V.I. Fund - Class III (MLVGA3)
25,334,503 shares (cost $371,928,042)	375,964,025
Money Market Portfolio(TM) (CHSMM)
4,939,548 shares (cost $4,939,548)	4,939,548
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
259,047 shares (cost $1,747,103)	1,756,339
VIP Value Series: Service Class (DWVVLS)
49,599 shares (cost $1,431,350)	1,560,371

VIP Small Cap Value Series: Service Class (DWVSVS)
1,430,591 shares (cost $53,099,716)	60,828,747
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
1,593,414 shares (cost $31,307,568)	35,772,148
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,004,155 shares (cost $63,648,777)	80,563,606
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,364,290 shares (cost $138,270,734)	233,402,203
Stock Index Fund, Inc. - Service Shares (DSIFS)
2,761,063 shares (cost $104,291,741)	147,827,320
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
945,665 shares (cost $30,230,996)	38,081,936
Appreciation Portfolio - Initial Shares (DCAP)
586,638 shares (cost $24,064,862)	26,228,603
Appreciation Portfolio - Service Shares (DCAPS)
2,335,735 shares (cost $97,068,576)	103,566,480
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)
16,882 shares (cost $756,239)	995,879
Growth and Income Portfolio - Initial Shares (DGI)
431,466 shares (cost $9,881,058)	14,117,583
Floating-Rate Income Fund (ETVFR)
6,027,231 shares (cost $54,819,853)	55,872,429
Managed Tail Risk Fund II - Service Shares (FCA2S)
118,015 shares (cost $690,150)	618,399
Quality Bond Fund II - Primary Shares (FQB)
546,395 shares (cost $6,151,601)	6,037,666
Quality Bond Fund II - Service Shares (FQBS)
1,732,573 shares (cost $19,368,081)	19,075,634
Equity-Income Portfolio - Initial Class (FEIP)
12,868,605 shares (cost $267,629,702)	307,430,978
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
444,557 shares (cost $5,039,586)	6,392,733
High Income Portfolio - Initial Class (FHIP)
8,047,082 shares (cost $44,742,508)	43,856,598
VIP Asset Manager Portfolio - Initial Class (FAMP)
6,739,153 shares (cost $98,103,894)	102,637,303
VIP Balanced Portfolio - Service Class 2 (FB2)
16,837,853 shares (cost $287,429,931)	308,637,846
VIP Energy Portfolio - Service Class 2 (FNRS2)
4,470,373 shares (cost $90,390,687)	88,289,868
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
13,334,294 shares (cost $277,564,625)	310,955,743
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
366,020 shares (cost $4,548,518)	4,908,332
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
19,088,674 shares (cost $220,429,149)	254,833,795
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
676,945 shares (cost $8,500,234)	9,470,456
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
33,464,429 shares (cost $370,679,259)	466,494,134
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
914,874 shares (cost $11,107,763)	13,393,748
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
4,869,312 shares (cost $63,564,904)	71,091,961
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
11,904,100 shares (cost $238,331,078)	264,509,103
VIP Growth Portfolio - Initial Class (FGP)
5,234,691 shares (cost $184,340,922)	387,628,903
VIP Growth Portfolio - Service Class 2 (FG2)
4,990,860 shares (cost $296,973,904)	363,634,028
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,092,101 shares (cost $14,014,785)	13,826,003
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
46,689,723 shares (cost $588,039,576)	583,154,642
VIP Mid Cap Portfolio - Service Class (FMCS)
508,350 shares (cost $16,708,408)	19,622,297

VIP Mid Cap Portfolio - Service Class 2 (FMC2)
7,558,129 shares (cost $237,662,188)	285,621,686
VIP Overseas Portfolio - Initial Class (FOP)
2,616,033 shares (cost $49,358,610)	59,828,680
VIP Overseas Portfolio - Service Class 2 (FO2)
4,475,353 shares (cost $89,409,097)	101,411,490
VIP Value Strategies Portfolio - Service Class (FVSS)
326,344 shares (cost $3,965,593)	4,643,873
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
114,648 shares (cost $2,215,457)	2,194,361
Franklin Income Securities Fund - Class 2 (FTVIS2)
16,359,634 shares (cost $252,977,301)	264,535,285
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,298,281 shares (cost $28,357,116)	36,949,069
Small Cap Value Securities Fund - Class 2 (FTVSV2)
4,928,688 shares (cost $89,705,768)	97,588,024
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
56,536 shares (cost $1,163,467)	1,119,417
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,446,710 shares (cost $12,749,327)	14,799,843
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,425,129 shares (cost $39,682,106)	37,516,743
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,162,431 shares (cost $128,969,891)	118,251,731
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
13,678,411 shares (cost $98,714,970)	101,083,457
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)
53,194 shares (cost $570,862)	574,496
VI American Franchise Fund - Series II Shares (ACEG2)
91,174 shares (cost $5,042,550)	5,543,393
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
1,095,147 shares (cost $15,200,637)	15,452,520
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,054,286 shares (cost $15,264,717)	16,890,201
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
15,019 shares (cost $177,895)	169,865
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,234,155 shares (cost $13,071,298)	14,600,059
Balanced Portfolio: Service Shares (JABS)
273,970 shares (cost $8,256,086)	10,161,534
Enterprise Portfolio: Service Shares (JAMGS)
10,532 shares (cost $636,636)	702,181
Flexible Bond Portfolio: Service Shares (JAFBS)
4,403,405 shares (cost $56,679,217)	56,055,344
Forty Portfolio: Service Shares (JACAS)
3,636,111 shares (cost $125,673,399)	137,590,423
Global Technology Portfolio: Service Shares (JAGTS)
10,611,843 shares (cost $94,582,173)	122,672,906
Overseas Portfolio: Service Shares (JAIGS)
1,482,020 shares (cost $47,432,223)	45,557,286
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2,056,676 shares (cost $39,350,992)	48,516,980
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
1,629,418 shares (cost $27,538,806)	27,146,104
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
338,240 shares (cost $5,728,508)	6,216,852
New Discovery Series - Service Class (MNDSC)
2,054,274 shares (cost $33,386,664)	38,147,871
Utilities Series - Service Class (MVUSC)
6,323 shares (cost $191,625)	183,228
Value Series - Service Class (MVFSC)
20,562,707 shares (cost $305,935,662)	422,563,623
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
10,770,142 shares (cost $227,630,045)	299,409,948

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
1,685,920 shares (cost $13,008,520)	13,234,472
Core Plus Fixed Income Portfolio - Class I (MSVFI)
221,905 shares (cost $2,374,275)	2,436,516
Core Plus Fixed Income Portfolio - Class II (MSVF2)
964,138 shares (cost $10,111,237)	10,547,665
Emerging Markets Debt Portfolio - Class I (MSEM)
216,094 shares (cost $1,655,554)	1,746,038
Emerging Markets Debt Portfolio - Class II (MSEMB)
87,185 shares (cost $703,863)	699,224
Global Real Estate Portfolio - Class II (VKVGR2)
19,480 shares (cost $204,018)	216,037
U.S. Real Estate Portfolio - Class I (MSVRE)
1,225 shares (cost $19,077)	26,612
U.S. Real Estate Portfolio - Class II (MSVREB)
124 shares (cost $1,957)	2,685
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
24,250,269 shares (cost $239,345,891)	269,662,991
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
129,371,762 shares (cost $1,310,622,829)	1,499,418,724
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,650,622 shares (cost $41,691,587)	44,583,457
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
11,131,435 shares (cost $178,958,276)	185,783,655
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
251,862,592 shares (cost $4,704,490,053)	6,679,395,950
American Funds NVIT Bond Fund - Class II (GVABD2)
244,292,220 shares (cost $2,766,115,228)	2,809,360,532
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
10,406,651 shares (cost $279,470,328)	329,890,836
American Funds NVIT Growth Fund - Class II (GVAGR2)
6,559,679 shares (cost $445,700,887)	575,808,606
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
54,930,658 shares (cost $2,556,905,313)	3,074,468,902
Federated NVIT High Income Bond Fund - Class I (HIBF)
9,958,898 shares (cost $63,936,296)	65,629,136
NVIT Emerging Markets Fund - Class I (GEM)
806,768 shares (cost $9,259,667)	11,036,581
NVIT Emerging Markets Fund - Class II (GEM2)
5,042,971 shares (cost $57,347,514)	68,130,535
NVIT International Equity Fund - Class I (GIG)
1,540,170 shares (cost $16,390,301)	18,189,404
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
4,506,940 shares (cost $45,723,977)	52,776,268
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
6,600,235 shares (cost $59,580,018)	77,948,771
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,440,167 shares (cost $35,146,541)	40,146,750
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
156,433 shares (cost $2,201,059)	2,205,702
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
8,507,531 shares (cost $99,725,435)	119,786,037
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
7,233,901 shares (cost $74,512,752)	73,930,463
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
201,813,373 shares (cost $2,160,527,005)	2,286,545,515
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
252,165,848 shares (cost $2,615,688,309)	2,776,345,988
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
68,568,614 shares (cost $721,746,236)	696,657,115
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
247,822,900 shares (cost $2,608,687,363)	2,738,443,050
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
37,645,687 shares (cost $374,540,394)	369,304,192

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
75,278,283 shares (cost $807,522,013)	819,027,714
NVIT Core Bond Fund - Class I (NVCBD1)
320,679 shares (cost $3,506,525)	3,463,334
NVIT Core Bond Fund - Class II (NVCBD2)
9,282,110 shares (cost $101,514,943)	99,875,500
NVIT Core Plus Bond Fund - Class II (NVLCP2)
6,236,600 shares (cost $71,176,486)	70,161,753
NVIT Nationwide Fund - Class I (TRF)
6,748,723 shares (cost $68,398,427)	128,968,091
NVIT Nationwide Fund - Class II (TRF2)
5,889,100 shares (cost $59,049,053)	112,128,469
NVIT Government Bond Fund - Class I (GBF)
18,893,204 shares (cost $210,224,458)	202,346,215
NVIT International Index Fund - Class II (GVIX2)
131,425 shares (cost $1,243,377)	1,362,881
NVIT International Index Fund - Class VIII (GVIX8)
7,861,167 shares (cost $73,156,241)	81,205,859
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
13,717,287 shares (cost $141,756,841)	186,555,098
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
99,460,943 shares (cost $1,412,954,004)	1,602,315,797
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
83,547,350 shares (cost $1,279,167,461)	1,551,474,281
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
66,321,915 shares (cost $684,172,530)	668,524,904
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
186,067,988 shares (cost $2,096,114,940)	2,422,605,209
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
59,004,982 shares (cost $617,032,537)	832,560,301
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
71,445,658 shares (cost $755,441,432)	812,337,126
NVIT Mid Cap Index Fund - Class I (MCIF)
9,273,130 shares (cost $208,612,740)	241,286,836
NVIT Money Market Fund - Class I (SAM)
518,254,091 shares (cost $518,254,091)	518,254,091
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,080,095 shares (cost $24,330,962)	25,023,543
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
9,382,135 shares (cost $89,088,039)	112,585,620
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
275,194 shares (cost $3,005,354)	3,175,733
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,169,733 shares (cost $53,004,434)	59,296,841
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
701,763 shares (cost $8,617,976)	9,550,996
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
8,975,800 shares (cost $101,318,280)	121,083,544
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
395,656 shares (cost $4,189,479)	4,296,821
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
8,216,193 shares (cost $86,344,483)	88,652,723
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
14,503,489 shares (cost $144,539,250)	178,392,917
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,704,657 shares (cost $122,177,096)	126,529,049
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
59,824 shares (cost $640,525)	676,012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
24,438,643 shares (cost $261,583,146)	277,378,595
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
333,502 shares (cost $6,043,747)	6,439,923
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,924,147 shares (cost $33,133,403)	34,769,342

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,073,431 shares (cost $24,942,822)	31,806,428
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,845,510 shares (cost $40,348,529)	42,568,831
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,110,934 shares (cost $56,825,751)	70,431,546
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,149,074 shares (cost $43,197,237)	46,140,624
NVIT Multi-Sector Bond Fund - Class I (MSBF)
26,431,634 shares (cost $242,339,835)	244,756,928
NVIT Short Term Bond Fund - Class II (NVSTB2)
13,728,236 shares (cost $142,788,753)	140,439,858
NVIT Large Cap Growth Fund - Class I (NVOLG1)
19,144,163 shares (cost $328,263,090)	376,757,123
NVIT Large Cap Growth Fund - Class II (NVOLG2)
14,495,838 shares (cost $258,737,622)	283,538,582
Templeton NVIT International Value Fund - Class III (NVTIV3)
16,769,474 shares (cost $195,031,772)	214,313,876
Invesco NVIT Comstock Value Fund - Class I (EIF)
53,931 shares (cost $1,014,197)	1,084,015
Invesco NVIT Comstock Value Fund - Class II (EIF2)
10,459,771 shares (cost $141,507,275)	208,881,633
NVIT Real Estate Fund - Class I (NVRE1)
7,286,430 shares (cost $55,567,486)	47,070,336
NVIT Real Estate Fund - Class II (NVRE2)
14,546,817 shares (cost $107,162,826)	92,808,690
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
691,830 shares (cost $7,968,935)	8,938,438
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
768,535 shares (cost $9,428,059)	10,290,681
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
110,711,458 shares (cost $1,174,357,197)	1,251,039,479
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
53,670,833 shares (cost $567,191,712)	593,599,418
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
84,856,446 shares (cost $903,692,325)	1,019,974,485
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
39,665,376 shares (cost $420,700,798)	461,308,322
NVIT Small Cap Index Fund - Class II (NVSIX2)
6,441,895 shares (cost $82,351,221)	87,158,841
NVIT S&P 500 Index Fund - Class II (GVEX2)
35,318,638 shares (cost $519,372,567)	616,663,412
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
19,464,123 shares (cost $188,828,681)	216,246,404
Short Duration Bond Portfolio - I Class Shares (AMTB)
7,833,929 shares (cost $84,398,329)	81,942,897
Guardian Portfolio - I Class Shares (AMGP)
1 shares (cost $10)	10
International Portfolio - S Class Shares (AMINS)
18,210 shares (cost $222,244)	248,200
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
518 shares (cost $13,080)	14,402
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
128,782 shares (cost $2,892,387)	3,318,720
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
872 shares (cost $10,121)	14,564
Socially Responsive Portfolio - I Class Shares (AMSRS)
748,562 shares (cost $13,993,822)	19,170,676
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
959,448 shares (cost $11,011,180)	11,532,570
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
889,927 shares (cost $10,497,409)	11,186,384
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
678,486 shares (cost $8,124,528)	8,535,359

International Growth Fund/VA - Service Shares (OVIGS)
21,069,654 shares (cost $50,308,779)	56,888,065
Capital Income Fund/VA - Non-Service Shares (OVMS)
1,758,257 shares (cost $24,785,090)	27,991,450
Core Bond Fund/VA - Non-Service Shares (OVB)
2,411,860 shares (cost $18,756,637)	18,884,860
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,192,831 shares (cost $112,023,926)	151,404,037
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2,753,385 shares (cost $109,346,025)	129,078,690
International Growth Fund/VA - Non-Service Shares (OVIG)
459,391 shares (cost $1,081,536)	1,189,823
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
382,494 shares (cost $10,620,487)	12,335,416
Main Street Fund(R)/VA - Service Class (OVGIS)
6,381,606 shares (cost $155,194,742)	203,637,033
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
271,704 shares (cost $6,498,771)	7,007,245
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
4,038,526 shares (cost $96,924,098)	102,659,328
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
125,670 shares (cost $9,118,093)	10,582,636
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
345,236 shares (cost $1,754,294)	1,771,059
Global Strategic Income Fund/VA - Service Shares (OVSBS)
1,518,847 shares (cost $8,162,886)	8,004,326
All Asset Portfolio - Advisor Class (PMVAAD)
4,325,300 shares (cost $47,077,049)	47,448,542
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,664,223 shares (cost $17,299,225)	17,757,264
Low Duration Portfolio - Advisor Class (PMVLAD)
40,203,908 shares (cost $422,360,887)	411,688,014
Total Return Portfolio - Advisor Class (PMVTRD)
32,375,523 shares (cost $362,204,021)	354,188,220
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
13,189 shares (cost $124,596)	95,488
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
942,915 shares (cost $12,089,781)	12,389,900
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
17,382 shares (cost $132,749)	136,798
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
2,380,138 shares (cost $24,618,913)	24,682,026
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)
12,524 shares (cost $137,304)	135,137
Real Return Portfolio - Advisor Class (PMVRA)
13,942 shares (cost $172,419)	173,163
Structured Small Cap Equity Fund - Service Shares (GVSSCS)
43,936 shares (cost $615,887)	595,329
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
830,184 shares (cost $9,592,785)	10,335,787
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
1,462 shares (cost $13,422)	12,921
VT Equity Income Fund: Class IB (PVEIB)
71,051 shares (cost $1,702,972)	1,896,345
VT Growth Opportunities Fund: Class IB (PVGOB)
166,438 shares (cost $1,367,865)	1,659,386
VT International Equity Fund: Class IB (PVTIGB)
326,824 shares (cost $4,421,329)	4,984,060
Small-Cap Portfolio - Investment Class (ROCSC)
43,198 shares (cost $437,859)	379,276
Variable Fund - Multi-Hedge Strategies (RVARS)
656,700 shares (cost $15,581,732)	16,305,851
Blue Chip Growth Portfolio - II (TRBCG2)
0 shares (cost $8)	9

Health Sciences Portfolio - II (TRHS2)
6,278,541 shares (cost $236,109,774)	255,724,972
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,399,802 shares (cost $29,870,827)	32,013,481
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
829,508 shares (cost $8,391,019)	7,382,622
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,343,113 shares (cost $17,316,356)	20,992,854
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
752,575 shares (cost $22,511,507)	17,858,606
Diversified Stock Fund Class A Shares (VYDS)
12,853 shares (cost $133,680)	191,641
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,815,657 shares (cost $9,612,819)	10,268,084
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
372,549 shares (cost $1,981,872)	2,069,212
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
947,936 shares (cost $5,037,696)	5,480,399
Variable Insurance Portfolios - Asset Strategy (WRASP)
18,840,854 shares (cost $204,400,058)	176,497,351
Variable Insurance Portfolios - High Income (WRHIP)
25,470,005 shares (cost $91,959,386)	92,644,595
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
6,999,906 shares (cost $70,727,687)	81,261,910
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
1,712 shares (cost $7,728)	8,836
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
351,180 shares (cost $1,756,235)	1,811,529
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,158,058 shares (cost $27,876,950)	27,829,786
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
8,995,966 shares (cost $50,069,709)	50,256,864
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,233,802 shares (cost $6,694,790)	6,562,097
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
1,393 shares (cost $32,039)	44,220
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,240 shares (cost $212,443)	277,925
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
8,339,937 shares (cost $77,785,434)	84,900,562
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)
785 shares (cost $19,601)	21,919

Total Investments	$54,200,970,775

Accounts Receivable - VP International Fund - Class I (ACVI)	67
Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	131,475
Accounts Receivable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	385,850
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	818
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	93
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	1,024
Accounts Receivable - NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,499
Accounts Receivable - NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,899
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	211
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	10
Accounts Receivable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	26
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	239
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(2,221)
Accounts Payable - U.S. Real Estate Portfolio - Class II (MSVREB)	(2)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(4,576)
Accounts Payable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	(2,575)
Accounts Payable - Guardian Portfolio - I Class Shares (AMGP)	(10)

Accounts Payable - Low Duration Portfolio - Advisor Class (PMVLAD)	(10,429)
Accounts Payable - Total Return Portfolio - Advisor Class (PMVTRD)	(15,464)
Accounts Payable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(1,518)
Accounts Payable - Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)	(864)
Accounts Payable - Blue Chip Growth Portfolio - II (TRBCG2)	(9)
Accounts Payable - Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	(3)
Other Accounts Payable	(5,863)

$54,201,450,452

Contract Owners’ Equity:
Accumulation units	54,190,870,082
Contracts in payout (annuitization) period (note 1f)	10,580,370

Total Contract Owners’ Equity (note 5)	$54,201,450,452

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	HVSIT	ALMCS	ALVBWB	ALVGIB	ALVDAA	ALVDAB	ALVSVA
Reinvested dividends	$767,251,426	112,848	-	8,811	57,292	1,015	308,528	3,760
Mortality and expense risk charges (note 2)	(768,708,337)	(318,856)	(3,200)	(1,924)	(69,804)	(315)	(325,876)	(3,977)

Net investment income (loss)	(1,456,911)	(206,008)	(3,200)	6,887	(12,512)	700	(17,348)	(217)

Realized gain (loss) on investments	720,715,501	(1,681,715)	1,335	(19,918)	514,117	586	247,258	(6,575)
Change in unrealized gain (loss) on investments	3,687,801,202	2,377,022	68,609	77,828	(173,539)	5,896	1,831,295	67,433

Net gain (loss) on investments	4,408,516,703	695,307	69,944	57,910	340,578	6,482	2,078,553	60,858

Reinvested capital gains	1,849,952,351	2,522,637	8,801	4,010	396,884	-	-	40,438

Net increase (decrease) in contract owners’ equity resulting from operations	$6,257,012,143	3,011,936	75,545	68,807	724,950	7,182	2,061,205	101,079

Investment Activity:	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2
Reinvested dividends	$261,592	485	27,705	452,582	-	335,715	74,783	5,924,045
Mortality and expense risk charges (note 2)	(1,731,118)	(70)	(3,443)	(392,021)	(392)	(189,070)	(49,095)	(3,429,307)

Net investment income (loss)	(1,469,526)	415	24,262	60,561	(392)	146,645	25,688	2,494,738

Realized gain (loss) on investments	2,947,793	374	(1,900)	637,044	293	1,228,587	167,302	(3,056,072)
Change in unrealized gain (loss) on investments	4,683,968	(839)	5,372	1,665,289	4,111	762,937	330,033	5,311,553

Net gain (loss) on investments	7,631,761	(465)	3,472	2,302,333	4,404	1,991,524	497,335	2,255,481

Reinvested capital gains	5,325,261	-	-	1,097,174	7,322	332,631	83,500	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,487,496	(50)	27,734	3,460,068	11,334	2,470,800	606,523	4,750,219

Investment Activity:	ACVI	ACVMV1	ACVMV2	AFGF	AFHY	AVPAP2	AFGC	BRVHY3
Reinvested dividends	$57	206,340	2,449,329	78,181	52,550	6,044,825	10,764	1,303,960
Mortality and expense risk charges (note 2)	(105)	(167,878)	(2,807,284)	(151,663)	(11,047)	(12,139,302)	(9,140)	(405,845)

Net investment income (loss)	(48)	38,462	(357,955)	(73,482)	41,503	(6,094,477)	1,624	898,115

Realized gain (loss) on investments	17	694,245	12,212,707	801,472	292	8,009,903	983	646,520
Change in unrealized gain (loss) on investments	1,606	283,818	984,622	923,555	6,677	86,410,075	1,043	(395,002)

Net gain (loss) on investments	1,623	978,063	13,197,329	1,725,027	6,969	94,419,978	2,026	251,518

Reinvested capital gains	-	283,556	3,531,935	1,125,386	-	7,435,135	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,575	1,300,081	16,371,309	2,776,931	48,472	95,760,636	3,650	1,149,633

Investment Activity:	BRVTR3	BRVED3	MLVGA3	CHSMM	CLVHY2	DWVVLS	DWVSVS	DVMCSS
Reinvested dividends	$4,634,433	3,484,366	4,678,179	27,573	6,244	14,156	382,781	272,768
Mortality and expense risk charges (note 2)	(2,997,906)	(3,253,568)	(6,111,797)	(56,462)	(7,339)	(5,348)	(981,909)	(522,616)

Net investment income (loss)	1,636,527	230,798	(1,433,618)	(28,889)	(1,095)	8,808	(599,128)	(249,848)

Realized gain (loss) on investments	15,150	2,442,632	(1,239,742)	-	(3,272)	9,162	332,332	(562,654)
Change in unrealized gain (loss) on investments	1,442,049	16,016,638	39,393,065	-	9,236	117,206	3,718,699	4,388,443

Net gain (loss) on investments	1,457,199	18,459,270	38,153,323	-	5,964	126,368	4,051,031	3,825,789

Reinvested capital gains	-	12,195,132	4,317,965	-	-	32,955	2,039,549	500,330

Net increase (decrease) in contract owners’ equity resulting from operations	$3,093,726	30,885,200	41,037,670	(28,889)	4,869	168,131	5,491,452	4,076,271

Investment Activity:	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS	DGI
Reinvested dividends	$555,341	3,822,619	2,081,961	446,753	332,366	1,093,217	-	99,296
Mortality and expense risk charges (note 2)	(1,188,834)	(2,993,962)	(2,107,181)	(509,137)	(329,677)	(1,543,365)	(11,638)	(177,936)

Net investment income (loss)	(633,493)	828,657	(25,220)	(62,384)	2,689	(450,148)	(11,638)	(78,640)

Realized gain (loss) on investments	8,083,550	11,106,816	9,908,673	2,271,253	450,783	1,553,433	17,796	487,336
Change in unrealized gain (loss) on investments	(2,914,595)	23,609,744	12,238,057	208,497	2,019,971	8,044,569	168,356	1,246,440

Net gain (loss) on investments	5,168,955	34,716,560	22,146,730	2,479,750	2,470,754	9,598,002	186,152	1,733,776

Reinvested capital gains	3,634,362	5,377,670	3,445,090	2,568,222	3,215,408	13,373,262	9,603	587,668

Net increase (decrease) in contract owners’ equity resulting from operations	$8,169,824	40,922,887	25,566,600	4,985,588	5,688,851	22,521,116	184,117	2,242,804

Investment Activity:	ETVFR	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP
Reinvested dividends	$1,677,405	8,090	202,857	556,400	5,097,516	75,308	2,370,571	1,885,709
Mortality and expense risk charges (note 2)	(816,686)	(9,002)	(81,937)	(280,834)	(4,074,964)	(86,674)	(618,096)	(1,364,329)

Net investment income (loss)	860,719	(912)	120,920	275,566	1,022,552	(11,366)	1,752,475	521,380

Realized gain (loss) on investments	267,561	(9,577)	(24,488)	14,125	(5,348,009)	408,437	976,071	19,791
Change in unrealized gain (loss) on investments	(228,945)	62,948	66,683	130,889	30,975,742	(873,156)	(217,959)	178,325

Net gain (loss) on investments	38,616	53,371	42,195	145,014	25,627,733	(464,719)	758,112	198,116

Reinvested capital gains	-	-	-	-	6,368,540	1,465,167	-	11,536,360

Net increase (decrease) in contract owners’ equity resulting from operations	$899,335	52,459	163,115	420,580	33,018,825	989,082	2,510,587	12,255,856

Investment Activity:	FB2	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S
Reinvested dividends	$3,342,878	1,200,344	4,515,684	68,776	3,226,798	130,002	5,732,109	165,056
Mortality and expense risk charges (note 2)	(2,984,712)	(1,381,619)	(4,726,086)	(63,506)	(3,644,901)	(123,801)	(6,692,943)	(155,366)

Net investment income (loss)	358,166	(181,275)	(210,402)	5,270	(418,103)	6,201	(960,834)	9,690

Realized gain (loss) on investments	388,960	(3,517,049)	12,579,307	98,092	5,156,643	502,981	13,129,921	242,883
Change in unrealized gain (loss) on investments	20,629,995	(1,860,143)	12,745,746	320,905	16,141,894	545,844	37,267,157	1,397,908

Net gain (loss) on investments	21,018,955	(5,377,192)	25,325,053	418,997	21,298,537	1,048,825	50,397,078	1,640,791

Reinvested capital gains	5,165,714	44,293	6,420,169	98,562	5,002,048	269,572	12,796,145	413,331

Net increase (decrease) in contract owners’ equity resulting from operations	$26,542,835	(5,514,174)	31,534,820	522,829	25,882,482	1,324,598	62,232,389	2,063,812

Investment Activity:	FF30S2	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2
Reinvested dividends	$766,092	2,552,065	794,771	250,696	325,053	12,321,312	113,317	1,335,651
Mortality and expense risk charges (note 2)	(1,070,189)	(2,535,233)	(4,848,128)	(5,089,014)	(188,021)	(7,343,220)	(243,226)	(4,247,856)

Net investment income (loss)	(304,097)	16,832	(4,053,357)	(4,838,318)	137,032	4,978,092	(129,909)	(2,912,205)

Realized gain (loss) on investments	1,684,923	1,362,102	24,376,628	15,874,492	(38,443)	49,840	140,206	12,851,196
Change in unrealized gain (loss) on investments	7,374,038	22,152,210	56,782,685	53,907,843	228,369	4,531,188	2,398,325	24,638,560

Net gain (loss) on investments	9,058,961	23,514,312	81,159,313	69,782,335	189,926	4,581,028	2,538,531	37,489,756

Reinvested capital gains	2,291,086	3,537,375	26,274,071	22,095,764	64,864	1,966,219	857,988	12,883,237

Net increase (decrease) in contract owners’ equity resulting from operations	$11,045,950	27,068,519	103,380,027	87,039,781	391,822	11,525,339	3,266,610	47,460,788

Investment Activity:	FOP	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2
Reinvested dividends	$797,610	1,132,426	62,313	26,934	11,090,368	562,877	508,032	17,620
Mortality and expense risk charges (note 2)	(752,052)	(1,436,045)	(60,014)	(10,015)	(4,352,591)	(540,978)	(1,459,562)	(4,399)

Net investment income (loss)	45,558	(303,619)	2,299	16,919	6,737,777	21,899	(951,530)	13,221

Realized gain (loss) on investments	(798,318)	(48,565)	253,203	(2,235)	2,843,926	2,026,164	5,990,183	(11,915)
Change in unrealized gain (loss) on investments	14,803,954	22,550,842	(620,051)	(27,332)	10,641,248	3,006,154	(3,641,855)	17,905

Net gain (loss) on investments	14,005,636	22,502,277	(366,848)	(29,567)	13,485,174	5,032,318	2,348,328	5,990

Reinvested capital gains	52,068	88,127	1,105,620	47,857	-	1,340,716	6,948,289	56,102

Net increase (decrease) in contract owners’ equity resulting from operations	$14,103,262	22,286,785	741,071	35,209	20,222,951	6,394,933	8,345,087	75,313

Investment Activity:	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	ACEG2	IVMCC2	IVKMG2
Reinvested dividends	$129,506	1,007,363	-	2,685,224	12,024	-	47,693	-
Mortality and expense risk charges (note 2)	(188,299)	(579,557)	(1,869,670)	(1,667,423)	(2,262)	(77,944)	(254,745)	(258,710)

Net investment income (loss)	(58,793)	427,806	(1,869,670)	1,017,801	9,762	(77,944)	(207,052)	(258,710)

Realized gain (loss) on investments	(281,905)	(1,521,452)	(1,282,898)	986,395	(21,514)	220,063	(173,851)	1,071,689
Change in unrealized gain (loss) on investments	4,379,801	6,576,105	3,171,964	3,266,244	31,023	520,246	1,885,366	1,250,082

Net gain (loss) on investments	4,097,896	5,054,653	1,889,066	4,252,639	9,509	740,309	1,711,515	2,321,771

Reinvested capital gains	-	-	382,081	4,139,331	-	451,115	313,986	1,104,380

Net increase (decrease) in contract owners’ equity resulting from operations	$4,039,103	5,482,459	401,477	9,409,771	19,271	1,113,480	1,818,449	3,167,441

Investment Activity:	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS
Reinvested dividends	$6,505	117,122	132,896	1,959	1,372,474	-	429,515	712,895
Mortality and expense risk charges (note 2)	(808)	(191,842)	(118,799)	(1,839)	(818,968)	(2,006,332)	(1,591,195)	(682,122)

Net investment income (loss)	5,697	(74,720)	14,097	120	553,506	(2,006,332)	(1,161,680)	30,773

Realized gain (loss) on investments	(4,996)	476,581	198,911	(2,111)	(38,309)	(4,863,896)	3,665,166	(2,351,849)
Change in unrealized gain (loss) on investments	6,540	623,099	1,257,601	71,399	375,779	32,403,045	24,926,432	13,519,548

Net gain (loss) on investments	1,544	1,099,680	1,456,512	69,288	337,470	27,539,149	28,591,598	11,167,699

Reinvested capital gains	8,821	653,180	18,437	22,780	-	7,622,810	5,498,162	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,062	1,678,140	1,489,046	92,188	890,976	33,155,627	32,928,080	11,198,472

Investment Activity:	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC	MVFSC	MVIVSC	MSGI2
Reinvested dividends	$776,669	634,628	25,071	-	6,790	6,980,770	3,529,171	282,037
Mortality and expense risk charges (note 2)	(670,349)	(292,879)	(91,696)	(484,938)	(865)	(6,280,562)	(4,171,565)	(195,657)

Net investment income (loss)	106,320	341,749	(66,625)	(484,938)	5,925	700,208	(642,394)	86,380

Realized gain (loss) on investments	658,270	(82,561)	(72,057)	(784,578)	(5,532)	24,622,547	8,494,585	(5,832)
Change in unrealized gain (loss) on investments	8,272,544	118,343	1,250,513	7,124,208	20,168	17,306,027	50,158,403	481,092

Net gain (loss) on investments	8,930,814	35,782	1,178,456	6,339,630	14,636	41,928,574	58,652,988	475,260

Reinvested capital gains	-	-	313,256	605,596	-	16,169,518	257,308	613,659

Net increase (decrease) in contract owners’ equity resulting from operations	$9,037,134	377,531	1,425,087	6,460,288	20,561	58,798,300	58,267,902	1,175,299

Investment Activity:	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	NAMGI2
Reinvested dividends	$75,750	308,936	95,518	35,611	6,084	379	38	2,343,532
Mortality and expense risk charges (note 2)	(31,039)	(158,258)	(23,708)	(6,483)	(4,120)	(374)	(39)	(2,853,031)

Net investment income (loss)	44,711	150,678	71,810	29,128	1,964	5	(1)	(509,499)

Realized gain (loss) on investments	12,957	108,367	14,938	18,903	6,512	1,274	155	(20,023)
Change in unrealized gain (loss) on investments	54,664	194,022	55,417	1,970	12,002	(939)	(114)	36,356,376

Net gain (loss) on investments	67,621	302,389	70,355	20,873	18,514	335	41	36,336,353

Reinvested capital gains	-	-	-	-	-	-	-	250,869

Net increase (decrease) in contract owners’ equity resulting from operations	$112,332	453,067	142,165	50,001	20,478	340	40	36,077,723

Investment Activity:	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$26,047,013	740,258	2,822,029	70,461,426	32,885,154	2,154,111	1,600,264	39,547,295
Mortality and expense risk charges (note 2)	(18,502,744)	(605,351)	(2,777,947)	(95,626,349)	(38,312,624)	(4,677,353)	(8,124,370)	(42,094,546)

Net investment income (loss)	7,544,269	134,907	44,082	(25,164,923)	(5,427,470)	(2,523,242)	(6,524,106)	(2,547,251)

Realized gain (loss) on investments	597,454	1,156,720	4,221,995	63,719,828	1,421,598	11,564,938	19,500,576	94,071,612
Change in unrealized gain (loss) on investments	154,968,774	181,811	983,664	652,513,562	38,417,907	41,874,751	63,546,186	145,223,909

Net gain (loss) on investments	155,566,228	1,338,531	5,205,659	716,233,390	39,839,505	53,439,689	83,046,762	239,295,521

Reinvested capital gains	15,239,276	1,628,404	6,830,745	141,948,822	7,435,690	24,035,364	39,086,580	279,886,157

Net increase (decrease) in contract owners’ equity resulting from operations	$178,349,773	3,101,842	12,080,486	833,017,289	41,847,725	74,951,811	115,609,236	516,634,427

Investment Activity:	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1
Reinvested dividends	$3,648,008	129,437	535,822	298,456	701,706	385,223	171,114	12,671
Mortality and expense risk charges (note 2)	(1,103,091)	(121,794)	(906,550)	(232,552)	(722,105)	(993,487)	(485,510)	(27,773)

Net investment income (loss)	2,544,917	7,643	(370,728)	65,904	(20,399)	(608,264)	(314,396)	(15,102)

Realized gain (loss) on investments	1,563,385	102,492	267,624	62,608	1,174,413	2,945,968	490,052	(28,673)
Change in unrealized gain (loss) on investments	(594,278)	2,925,748	17,812,475	3,854,846	8,773,063	11,646,608	5,592,992	193,467

Net gain (loss) on investments	969,107	3,028,240	18,080,099	3,917,454	9,947,476	14,592,576	6,083,044	164,794

Reinvested capital gains	-	-	-	-	-	1,527,858	677,596	185,986

Net increase (decrease) in contract owners’ equity resulting from operations	$3,514,024	3,035,883	17,709,371	3,983,358	9,927,077	15,512,170	6,446,244	335,678

Investment Activity:	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2
Reinvested dividends	$618,041	884,521	41,564,050	43,957,624	14,482,452	47,121,053	5,284,143	15,475,585
Mortality and expense risk charges (note 2)	(1,792,337)	(1,202,270)	(32,937,647)	(40,660,410)	(10,724,729)	(40,407,153)	(5,642,312)	(12,200,233)

Net investment income (loss)	(1,174,296)	(317,749)	8,626,403	3,297,214	3,757,723	6,713,900	(358,169)	3,275,352

Realized gain (loss) on investments	10,258,748	1,248,950	39,859,951	41,841,224	(1,642,979)	39,684,833	3,453,611	8,115,646
Change in unrealized gain (loss) on investments	(1,435,730)	5,738,071	68,628,464	135,953,914	16,586,935	103,001,685	23,396,173	20,510,203

Net gain (loss) on investments	8,823,018	6,987,021	108,488,415	177,795,138	14,943,956	142,686,518	26,849,784	28,625,849

Reinvested capital gains	10,582,509	4,858,858	104,446,870	176,519,613	14,653,561	162,989,937	27,965,620	33,317,810

Net increase (decrease) in contract owners’ equity resulting from operations	$18,231,231	11,528,130	221,561,688	357,611,965	33,355,240	312,390,355	54,457,235	65,219,011

Investment Activity:	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8
Reinvested dividends	$102,490	2,990,930	1,638,540	1,246,393	826,472	4,408,916	31,084	1,873,866
Mortality and expense risk charges (note 2)	(46,248)	(1,538,672)	(1,048,962)	(1,634,262)	(1,660,900)	(3,110,568)	(4,767)	(1,066,569)

Net investment income (loss)	56,242	1,452,258	589,578	(387,869)	(834,428)	1,298,348	26,317	807,297

Realized gain (loss) on investments	(17,267)	184,667	(430,054)	3,171,918	15,022,062	(3,952,023)	18,714	1,303,617
Change in unrealized gain (loss) on investments	64,944	1,026,816	1,350,537	18,811,471	4,652,507	4,016,670	137,198	11,336,940

Net gain (loss) on investments	47,677	1,211,483	920,483	21,983,389	19,674,569	64,647	155,912	12,640,557

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,919	2,663,741	1,510,061	21,595,520	18,840,141	1,362,995	182,229	13,447,854

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$2,750,539	28,580,413	25,063,765	12,907,876	41,517,947	13,083,654	14,867,600	2,462,828
Mortality and expense risk charges (note 2)	(2,957,139)	(22,714,344)	(22,425,029)	(10,163,749)	(35,724,825)	(12,251,526)	(12,096,084)	(3,373,349)

Net investment income (loss)	(206,600)	5,866,069	2,638,736	2,744,127	5,793,122	832,128	2,771,516	(910,521)

Realized gain (loss) on investments	7,814,835	18,577,696	33,710,891	(93,569)	17,321,998	16,014,926	966,137	8,142,863
Change in unrealized gain (loss) on investments	6,920,957	79,545,096	94,874,082	10,797,435	90,438,625	46,423,546	22,037,547	8,504,743

Net gain (loss) on investments	14,735,792	98,122,792	128,584,973	10,703,866	107,760,623	62,438,472	23,003,684	16,647,606

Reinvested capital gains	13,088,003	37,319,326	55,312,340	14,022,699	141,481,794	52,403,736	34,166,181	13,368,103

Net increase (decrease) in contract owners’ equity resulting from operations	$27,617,195	141,308,187	186,536,049	27,470,692	255,035,539	115,674,336	59,941,381	29,105,188

Investment Activity:	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$2,212,069	295,252	1,070,665	82,268	1,383,138	31,295	112,837	61,041
Mortality and expense risk charges (note 2)	(7,909,086)	(322,123)	(1,706,526)	(40,927)	(872,010)	(120,225)	(1,763,869)	(56,202)

Net investment income (loss)	(5,697,017)	(26,871)	(635,861)	41,341	511,128	(88,930)	(1,651,032)	4,839

Realized gain (loss) on investments	-	(302,268)	5,627,863	(41,839)	(787,169)	257,247	5,950,549	(120,460)
Change in unrealized gain (loss) on investments	-	5,523,835	18,817,170	594,117	11,079,223	1,730,187	18,675,297	402,275

Net gain (loss) on investments	-	5,221,567	24,445,033	552,278	10,292,054	1,987,434	24,625,846	281,815

Reinvested capital gains	-	-	-	-	-	384,425	4,906,145	220,169

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,697,017)	5,194,696	23,809,172	593,619	10,803,182	2,282,929	27,880,959	506,823

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF
Reinvested dividends	$968,460	-	-	8,233	3,026,779	-	-	157,909
Mortality and expense risk charges (note 2)	(1,271,842)	(2,237,464)	(1,754,222)	(2,553)	(3,859,299)	(77,350)	(500,876)	(417,586)

Net investment income (loss)	(303,382)	(2,237,464)	(1,754,222)	5,680	(832,520)	(77,350)	(500,876)	(259,677)

Realized gain (loss) on investments	(184,050)	7,328,335	1,058,426	(4,603)	7,053,790	(362,488)	(1,420,987)	1,424,140
Change in unrealized gain (loss) on investments	6,406,173	25,532,149	20,517,595	41,305	11,583,847	1,632,695	8,098,689	(356,694)

Net gain (loss) on investments	6,222,123	32,860,484	21,576,021	36,702	18,637,637	1,270,207	6,677,702	1,067,446

Reinvested capital gains	4,199,587	8,469,406	6,080,142	33,050	14,016,904	46,948	260,704	1,490,780

Net increase (decrease) in contract owners’ equity resulting from operations	$10,118,328	39,092,426	25,901,941	75,432	31,822,021	1,239,805	6,437,530	2,298,549

Investment Activity:	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$117,085	-	-	11,348,587	2,340,616	1,695,289	623,688	4,123,731
Mortality and expense risk charges (note 2)	(644,445)	(918,272)	(666,458)	(3,624,882)	(2,181,930)	(4,751,678)	(3,994,441)	(3,211,321)

Net investment income (loss)	(527,360)	(918,272)	(666,458)	7,723,705	158,686	(3,056,389)	(3,370,753)	912,410

Realized gain (loss) on investments	1,086,245	2,763,459	1,932,693	1,219,592	(373,471)	6,966,638	5,946,275	(1,387,498)
Change in unrealized gain (loss) on investments	255,890	1,335,843	437,589	1,856,964	242,531	68,840,000	50,495,293	40,349,225

Net gain (loss) on investments	1,342,135	4,099,302	2,370,282	3,076,556	(130,940)	75,806,638	56,441,568	38,961,727

Reinvested capital gains	1,985,269	4,680,326	3,193,168	-	-	8,565,388	6,339,638	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,800,044	7,861,356	4,896,992	10,800,261	27,746	81,315,637	59,410,453	39,874,137

Investment Activity:	EIF	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2
Reinvested dividends	$19,886	5,388,906	1,031,772	1,837,004	113,190	152,742	19,076,115	9,516,256
Mortality and expense risk charges (note 2)	(1,911)	(2,650,469)	(650,414)	(1,498,106)	(140,608)	(102,837)	(17,107,550)	(8,287,816)

Net investment income (loss)	17,975	2,738,437	381,358	338,898	(27,418)	49,905	1,968,565	1,228,440

Realized gain (loss) on investments	3,520	8,960,328	(3,058,004)	(5,747,339)	30,547	50,211	2,206,702	816,978
Change in unrealized gain (loss) on investments	52,321	14,406,705	4,347,221	7,982,970	751,543	741,508	119,777,312	48,184,895

Net gain (loss) on investments	55,841	23,367,033	1,289,217	2,235,631	782,090	791,719	121,984,014	49,001,873

Reinvested capital gains	-	-	762,632	1,546,375	141,849	92,335	45,837,542	18,193,860

Net increase (decrease) in contract owners’ equity resulting from operations	$73,816	26,105,470	2,433,207	4,120,904	896,521	933,959	169,790,121	68,424,173

Investment Activity:	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMINS	AMCG
Reinvested dividends	$15,927,041	7,680,746	706,594	8,859,598	2,374,758	1,230,095	1,544	-
Mortality and expense risk charges (note 2)	(13,575,778)	(6,371,821)	(1,118,680)	(8,550,516)	(2,563,001)	(1,261,810)	(2,360)	(188)

Net investment income (loss)	2,351,263	1,308,925	(412,086)	309,082	(188,243)	(31,715)	(816)	(188)

Realized gain (loss) on investments	2,385,867	1,743,905	(257,187)	5,816,443	503,612	(407,217)	2,147	211
Change in unrealized gain (loss) on investments	116,160,409	43,109,598	6,379,416	72,015,228	26,345,510	(39,934)	25,059	1,786

Net gain (loss) on investments	118,546,276	44,853,503	6,122,229	77,831,671	26,849,122	(447,151)	27,206	1,997

Reinvested capital gains	9,757,265	4,064,369	2,855,511	13,426,422	-	-	-	175

Net increase (decrease) in contract owners’ equity resulting from operations	$130,654,804	50,226,797	8,565,654	91,567,175	26,660,879	(478,866)	26,390	1,984

Investment Activity:	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4	NOTMG4	OVIGS	OVMS
Reinvested dividends	$-	81	97,388	136,447	135,385	102,519	542,701	565,924
Mortality and expense risk charges (note 2)	(42,627)	(198)	(268,437)	(217,801)	(174,118)	(145,951)	(795,590)	(385,949)

Net investment income (loss)	(42,627)	(117)	(171,049)	(81,354)	(38,733)	(43,432)	(252,889)	179,975

Realized gain (loss) on investments	25,949	274	1,799,817	29,813	(8,039)	(14,720)	576,816	(152,876)
Change in unrealized gain (loss) on investments	533,826	1,012	699,387	954,511	1,556,488	973,713	9,868,542	2,149,575

Net gain (loss) on investments	559,775	1,286	2,499,204	984,324	1,548,449	958,993	10,445,358	1,996,699

Reinvested capital gains	59,030	381	700,941	18,153	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$576,178	1,550	3,029,096	921,123	1,509,716	915,561	10,192,469	2,176,674

Investment Activity:	OVB	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS
Reinvested dividends	$477,881	1,304,427	827,362	10,971	157,808	2,107,067	63,278	640,180
Mortality and expense risk charges (note 2)	(265,133)	(1,866,155)	(1,748,113)	(3,904)	(162,412)	(3,144,061)	(96,001)	(1,554,224)

Net investment income (loss)	212,748	(561,728)	(920,751)	7,067	(4,604)	(1,036,994)	(32,723)	(914,044)

Realized gain (loss) on investments	(834,800)	4,039,985	319,734	5,639	830,392	18,097,169	(124,306)	2,644,829
Change in unrealized gain (loss) on investments	1,255,050	37,978,605	33,761,052	171,863	762,963	7,678,236	634,448	4,278,637

Net gain (loss) on investments	420,250	42,018,590	34,080,786	177,502	1,593,355	25,775,405	510,142	6,923,466

Reinvested capital gains	-	-	-	-	211,724	3,455,936	388,436	5,338,915

Net increase (decrease) in contract owners’ equity resulting from operations	$632,998	41,456,862	33,160,035	184,569	1,800,475	28,194,347	865,855	11,348,337

Investment Activity:	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD
Reinvested dividends	$2,928	44,661	162,757	2,062,770	261,411	5,178,973	6,616,247	9,511
Mortality and expense risk charges (note 2)	(127,859)	(24,930)	(121,371)	(746,123)	(283,213)	(6,307,887)	(5,343,920)	(369)

Net investment income (loss)	(124,931)	19,731	41,386	1,316,647	(21,802)	(1,128,914)	1,272,327	9,142

Realized gain (loss) on investments	575,373	(27,469)	(180,139)	(497,387)	(291,357)	(1,160,077)	(1,128,989)	(1,476)
Change in unrealized gain (loss) on investments	897,749	97,107	501,230	4,150,015	1,832,915	1,178,495	10,516,009	(5,744)

Net gain (loss) on investments	1,473,122	69,638	321,091	3,652,628	1,541,558	18,418	9,387,020	(7,220)

Reinvested capital gains	961,870	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,310,061	89,369	362,477	4,969,275	1,519,756	(1,110,496)	10,659,347	1,922

Investment Activity:	PMVEBD	PMVHYD	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA
Reinvested dividends	$483,096	8,070	281,406	6,338	3,616	1,685	30,199	58
Mortality and expense risk charges (note 2)	(157,832)	(708)	(261,940)	(511)	(693)	(1,559)	(158,514)	(32)

Net investment income (loss)	325,264	7,362	19,466	5,827	2,923	126	(128,315)	26

Realized gain (loss) on investments	5,961	11,381	29,137	770	(4,247)	815	37,273	(1)
Change in unrealized gain (loss) on investments	357,795	(6,966)	76,351	(3,657)	6,441	(26,229)	845,169	(272)

Net gain (loss) on investments	363,756	4,415	105,488	(2,887)	2,194	(25,414)	882,442	(273)

Reinvested capital gains	-	-	-	-	-	62,884	256,448	-

Net increase (decrease) in contract owners’ equity resulting from operations	$689,020	11,777	124,954	2,940	5,117	37,596	1,010,575	(247)

Investment Activity:	PVEIB	PVGOB	PVTIGB	ROCSC	RVARS	TRBCG2	TREI2	TRHS2
Reinvested dividends	$-	1,215	53,137	3,433	-	-	-	-
Mortality and expense risk charges (note 2)	(16,222)	(19,301)	(51,047)	(1,451)	(267,963)	-	-	(3,830,082)

Net investment income (loss)	(16,222)	(18,086)	2,090	1,982	(267,963)	-	-	(3,830,082)

Realized gain (loss) on investments	9,780	44,927	78,678	(15,820)	104,753	91	(2)	8,672,366
Change in unrealized gain (loss) on investments	193,373	284,232	546,077	34,099	480,585	(12)	3	37,018,840

Net gain (loss) on investments	203,153	329,159	624,755	18,279	585,338	79	1	45,691,206

Reinvested capital gains	-	15,659	-	-	-	4	-	10,590,128

Net increase (decrease) in contract owners’ equity resulting from operations	$186,931	326,732	626,845	20,261	317,375	83	1	52,451,252

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	VYDS	WRPMAV	WRPMCV	WRPMMV
Reinvested dividends	$-	178,479	75,871	-	1,164	49,796	9,363	26,074
Mortality and expense risk charges (note 2)	(539,452)	(102,473)	(244,552)	(253,020)	(2,187)	(45,092)	(8,560)	(26,210)

Net investment income (loss)	(539,452)	76,006	(168,681)	(253,020)	(1,023)	4,704	803	(136)

Realized gain (loss) on investments	2,652,627	(384,033)	425,490	(1,089,868)	10,265	(11,652)	(7,633)	(1,273)
Change in unrealized gain (loss) on investments	(4,423,588)	1,091,016	6,909,610	509,124	26,829	1,196,095	179,561	567,765

Net gain (loss) on investments	(1,770,961)	706,983	7,335,100	(580,744)	37,094	1,184,443	171,928	566,492

Reinvested capital gains	-	-	-	-	2,524	316,533	46,122	153,374

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,310,413)	782,989	7,166,419	(833,764)	38,595	1,505,680	218,853	719,730

Investment Activity:	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP
Reinvested dividends	$2,708,428	6,947,867	-	72	19,540	227,653	434,437	54,362
Mortality and expense risk charges (note 2)	(2,966,279)	(1,744,823)	(1,169,705)	(72)	(8,746)	(119,266)	(205,322)	(26,619)

Net investment income (loss)	(257,851)	5,203,044	(1,169,705)	-	10,794	108,387	229,115	27,743

Realized gain (loss) on investments	(8,568,751)	(4,571,604)	594,763	(6,256)	(224,943)	(5,424)	154,405	(45,087)
Change in unrealized gain (loss) on investments	35,405,323	4,411,584	14,491,094	9,242	316,369	2,205,496	4,185,923	479,389

Net gain (loss) on investments	26,836,572	(160,020)	15,085,857	2,986	91,426	2,200,072	4,340,328	434,302

Reinvested capital gains	-	-	2,114,920	555	110,252	1,612,031	3,133,677	315,145

Net increase (decrease) in contract owners’ equity resulting from operations	$26,578,721	5,043,024	16,031,072	3,541	212,472	3,920,490	7,703,120	777,190

Investment Activity:	SVDF	SVOF	WFVSCG	WFVOG2	PVGIB	FTVHI2
Reinvested dividends	$-	1,969	-	2	35,280	328,161
Mortality and expense risk charges (note 2)	(571)	(3,626)	(1,278,557)	(278)	(9,036)	(524)

Net investment income (loss)	(571)	(1,657)	(1,278,557)	(276)	26,244	327,637

Realized gain (loss) on investments	1,027	22,268	(513,503)	(24)	311,218	(318,537)
Change in unrealized gain (loss) on investments	6,955	6,122	16,247,830	5,111	(456,895)	(3,948)

Net gain (loss) on investments	7,982	28,390	15,734,327	5,087	(145,677)	(322,485)

Reinvested capital gains	2,066	23,668	2,229,287	595	194,812	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,477	50,401	16,685,057	5,406	75,379	5,152

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	Total		HVSIT		ALMCS		ALVBWB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,456,911)	168,755,049	(206,008)	(189,580)	(3,200)	(2,986)	6,887	7,149
Realized gain (loss) on investments	720,715,501	394,387,386	(1,681,715)	(855,877)	1,335	18,565	(19,918)	(2,635)
Change in unrealized gain (loss) on investments	3,687,801,202	(454,599,992)	2,377,022	(2,936,526)	68,609	(17,143)	77,828	(17,974)
Reinvested capital gains	1,849,952,351	2,459,945,835	2,522,637	5,814,485	8,801	-	4,010	34,097

Net increase (decrease) in contract owners’ equity resulting from operations	6,257,012,143	2,568,488,278	3,011,936	1,832,502	75,545	(1,564)	68,807	20,637

Equity transactions:
Purchase payments received from contract owners (note 3)	3,917,861,288	4,310,766,547	117,986	348,032	-	858	-	21,539
Transfers between funds	-	-	(1,604,922)	(798,742)	48,549	(73,261)	(16,976)	(11,987)
Redemptions (note 3)	(3,900,703,326)	(3,392,343,859)	(1,157,382)	(1,013,411)	(2,267)	(11,174)	(110,012)	(10,803)
Annuity benefits	(1,414,936)	(1,316,007)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(435,624,995)	(391,165,311)	(165,617)	(167,418)	-	(7)	(2,990)	(3,545)
Contingent deferred sales charges (note 2)	(16,334,484)	(17,157,826)	(7,488)	(8,459)	-	-	-	-
Adjustments to maintain reserves	(161,438)	(178,385)	(567)	(506)	(3)	8	(16)	-

Net equity transactions	(436,377,891)	508,605,159	(2,817,990)	(1,640,504)	46,279	(83,576)	(129,994)	(4,796)

Net change in contract owners’ equity	5,820,634,252	3,077,093,437	193,946	191,998	121,824	(85,140)	(61,187)	15,841
Contract owners’ equity beginning of period	48,380,816,200	45,303,722,763	21,151,245	20,959,247	254,416	339,556	535,226	519,385

Contract owners’ equity end of period	$54,201,450,452	48,380,816,200	21,345,191	21,151,245	376,240	254,416	474,039	535,226

CHANGES IN UNITS:
Beginning units	3,284,484,208	3,188,288,017	1,272,457	1,378,482	13,340	17,677	40,001	40,380
Units purchased	517,048,459	618,806,965	35,816	92,239	2,165	49	34	1,666
Units redeemed	(488,742,110)	(522,610,774)	(198,179)	(198,264)	(98)	(4,386)	(9,271)	(2,045)

Ending units	3,312,790,557	3,284,484,208	1,110,094	1,272,457	15,407	13,340	30,764	40,001

	ALVGIB		ALVDAA		ALVDAB		ALVSVA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(12,512)	(31,621)	700	325	(17,348)	(240,833)	(217)	122
Realized gain (loss) on investments	514,117	351,813	586	(831)	247,258	112,064	(6,575)	(9,282)
Change in unrealized gain (loss) on investments	(173,539)	(183,613)	5,896	3,683	1,831,295	393,087	67,433	85,016
Reinvested capital gains	396,884	305,098	-	21	-	4,249	40,438	17,789

Net increase (decrease) in contract owners’ equity resulting from operations	724,950	441,677	7,182	3,198	2,061,205	268,567	101,079	93,645

Equity transactions:
Purchase payments received from contract owners (note 3)	33,548	194,304	-	-	211,375	229,154	32,360	161,231
Transfers between funds	(390,738)	(345,482)	349	(38,520)	(1,002,773)	(1,075,058)	64,278	262,267
Redemptions (note 3)	(743,997)	(621,438)	(10,955)	-	(989,636)	(1,228,165)	(64,752)	(31,380)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(358)	(362)	-	-	(492)	(592)	(462)	(313)
Contingent deferred sales charges (note 2)	(27)	(33)	-	-	(4,726)	(17,684)	-	-
Adjustments to maintain reserves	(103)	(162)	(3)	1	(243)	(301)	(7)	(6)

Net equity transactions	(1,101,675)	(773,173)	(10,609)	(38,519)	(1,786,495)	(2,092,646)	31,417	391,799

Net change in contract owners’ equity	(376,725)	(331,496)	(3,427)	(35,321)	274,710	(1,824,079)	132,496	485,444
Contract owners’ equity beginning of period	5,023,652	5,355,148	57,330	92,651	17,765,025	19,589,104	786,301	300,857

Contract owners’ equity end of period	$4,646,927	5,023,652	53,903	57,330	18,039,735	17,765,025	918,797	786,301

CHANGES IN UNITS:
Beginning units	191,288	223,475	5,166	8,584	1,590,436	1,778,946	50,194	23,874
Units purchased	1,629	11,128	40	155	74,614	64,185	7,785	29,639
Units redeemed	(41,728)	(43,315)	(939)	(3,573)	(229,485)	(252,695)	(5,913)	(3,319)

Ending units	151,189	191,288	4,267	5,166	1,435,565	1,590,436	52,066	50,194

	ALVSVB		AAEIP3		ACVIP1		ACVB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,469,526)	(1,195,932)	415	922	24,262	7,251	60,561	75,375
Realized gain (loss) on investments	2,947,793	2,586,967	374	13,717	(1,900)	(4,745)	637,044	18,601
Change in unrealized gain (loss) on investments	4,683,968	13,240,775	(839)	2,007	5,372	10,550	1,665,289	168,467
Reinvested capital gains	5,325,261	5,678,716	-	-	-	3,121	1,097,174	1,367,577

Net increase (decrease) in contract owners’ equity resulting from operations	11,487,496	20,310,526	(50)	16,646	27,734	16,177	3,460,068	1,630,020

Equity transactions:
Purchase payments received from contract owners (note 3)	8,800,049	6,504,690	13,887	8,118	801,625	118,313	310,977	344,647
Transfers between funds	(8,780,721)	(237,280)	169	(14,717)	(13,535)	7,957	227,409	(124,347)
Redemptions (note 3)	(6,896,698)	(5,854,785)	(242)	(256)	(74,537)	(20,763)	(4,003,557)	(3,598,972)
Annuity benefits	-	-	-	-	-	-	(31,967)	(29,102)
Contract maintenance charges (note 2)	(540,834)	(533,069)	-	-	(1,012)	(1,692)	(11,905)	(13,115)
Contingent deferred sales charges (note 2)	(36,885)	(34,776)	-	-	-	-	(417)	(724)
Adjustments to maintain reserves	(1,097)	(954)	(7)	(2)	(15)	(14)	2,806	1,347

Net equity transactions	(7,456,186)	(156,174)	13,807	(6,857)	712,526	103,801	(3,506,654)	(3,420,266)

Net change in contract owners’ equity	4,031,310	20,154,352	13,757	9,789	740,260	119,978	(46,586)	(1,790,246)
Contract owners’ equity beginning of period	110,645,228	90,490,876	11,839	2,050	422,663	302,685	29,491,953	31,282,199

Contract owners’ equity end of period	$114,676,538	110,645,228	25,596	11,839	1,162,923	422,663	29,445,367	29,491,953

CHANGES IN UNITS:
Beginning units	2,879,199	2,884,800	1,359	330	44,469	33,187	849,906	952,327
Units purchased	439,901	722,704	1,731	6,096	87,886	23,144	28,639	36,285
Units redeemed	(632,976)	(728,305)	(115)	(5,067)	(14,249)	(11,862)	(124,562)	(138,706)

Ending units	2,686,124	2,879,199	2,975	1,359	118,106	44,469	753,983	849,906

	ACVCA		ACVIG		ACVIG2		ACVIP2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(392)	(712)	146,645	144,096	25,688	24,370	2,494,738	698,123
Realized gain (loss) on investments	293	269	1,228,587	970,817	167,302	330,602	(3,056,072)	(2,890,727)
Change in unrealized gain (loss) on investments	4,111	(4,306)	762,937	206,566	330,033	(52,138)	5,311,553	6,658,465
Reinvested capital gains	7,322	5,741	332,631	262,169	83,500	64,550	-	1,639,559

Net increase (decrease) in contract owners’ equity resulting from operations	11,334	992	2,470,800	1,583,648	606,523	367,384	4,750,219	6,105,420

Equity transactions:
Purchase payments received from contract owners (note 3)	(47)	-	142,899	217,186	11,252	56,728	11,424,151	10,398,384
Transfers between funds	-	-	(6,350)	(34,350)	(144,382)	(83,117)	14,168,812	4,505,855
Redemptions (note 3)	-	(130)	(1,885,313)	(1,796,087)	(199,380)	(536,196)	(19,130,168)	(17,826,827)
Annuity benefits	(3,455)	(10,263)	(2,354)	(2,093)	-	-	(1,429)	(1,471)
Contract maintenance charges (note 2)	-	2	(5,400)	(6,035)	(397)	(439)	(1,902,346)	(1,829,177)
Contingent deferred sales charges (note 2)	-	-	(231)	(678)	(4)	(1)	(90,448)	(80,848)
Adjustments to maintain reserves	(4,986)	(28,123)	(182)	(128)	(122)	(139)	(1,005)	(3,350)

Net equity transactions	(8,488)	(38,514)	(1,756,931)	(1,622,185)	(333,033)	(563,164)	4,467,567	(4,837,434)

Net change in contract owners’ equity	2,846	(37,522)	713,869	(38,537)	273,490	(195,780)	9,217,786	1,267,986
Contract owners’ equity beginning of period	27,730	65,252	13,999,271	14,037,808	3,420,647	3,616,427	220,044,720	218,776,734

Contract owners’ equity end of period	$30,576	27,730	14,713,140	13,999,271	3,694,137	3,420,647	229,262,506	220,044,720

CHANGES IN UNITS:
Beginning units	-	-	690,001	774,518	136,268	161,772	16,430,647	16,784,497
Units purchased	-	-	24,231	47,566	1,641	5,825	3,440,741	3,219,043
Units redeemed	-	-	(104,208)	(132,083)	(13,902)	(31,329)	(3,110,450)	(3,572,893)

Ending units	-	-	610,024	690,001	124,007	136,268	16,760,938	16,430,647

	ACVI		ACVMV1		ACVMV2		AFGF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(48)	(25)	38,462	47,021	(357,955)	(42,778)	(73,482)	(33,480)
Realized gain (loss) on investments	17	(171)	694,245	603,951	12,212,707	4,158,883	801,472	645,760
Change in unrealized gain (loss) on investments	1,606	(312)	283,818	900,493	984,622	18,160,704	923,555	(668,831)
Reinvested capital gains	-	-	283,556	420,724	3,531,935	6,532,819	1,125,386	937,493

Net increase (decrease) in contract owners’ equity resulting from operations	1,575	(508)	1,300,081	1,972,189	16,371,309	28,809,628	2,776,931	880,942

Equity transactions:
Purchase payments received from contract owners (note 3)	4	1	404,619	528,485	12,933,700	14,282,486	10,051	13,226
Transfers between funds	-	-	(70,523)	4,281,001	(17,658,881)	23,634,393	(4,704)	(39,994)
Redemptions (note 3)	(4)	(1)	(1,780,808)	(1,752,010)	(12,649,906)	(11,465,291)	(3,100,445)	(1,291,571)
Annuity benefits	(1,391)	(1,282)	(1,461)	(1,288)	(1,235)	-	(1,030)	(870)
Contract maintenance charges (note 2)	-	-	(4,121)	(3,308)	(798,486)	(713,257)	(2,373)	(2,540)
Contingent deferred sales charges (note 2)	-	-	(723)	(1,253)	(46,735)	(52,485)	(199)	(150)
Adjustments to maintain reserves	1,086	647	(35)	(63)	(1,194)	(2,192)	1,331	750

Net equity transactions	(305)	(635)	(1,453,052)	3,051,564	(18,222,737)	25,683,654	(3,097,369)	(1,321,149)

Net change in contract owners’ equity	1,270	(1,143)	(152,971)	5,023,753	(1,851,428)	54,493,282	(320,438)	(440,207)
Contract owners’ equity beginning of period	6,808	7,951	13,099,644	8,075,891	180,248,468	125,755,186	11,094,628	11,534,835

Contract owners’ equity end of period	$8,078	6,808	12,946,673	13,099,644	178,397,040	180,248,468	10,774,190	11,094,628

CHANGES IN UNITS:
Beginning units	-	-	576,317	424,721	6,722,132	5,648,494	82,124	92,503
Units purchased	-	-	123,377	314,259	1,066,031	2,753,791	285	193
Units redeemed	-	-	(182,184)	(162,663)	(1,743,473)	(1,680,153)	(19,595)	(10,572)

Ending units	-	-	517,510	576,317	6,044,690	6,722,132	62,814	82,124

	AFHY		AVPAP2		AFGC		BRVHY3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,503	40,719	(6,094,477)	(1,741,535)	1,624	2,109	898,115	308,849
Realized gain (loss) on investments	292	(10,424)	8,009,903	4,442,015	983	3,529	646,520	(60,046)
Change in unrealized gain (loss) on investments	6,677	92,050	86,410,075	14,995,042	1,043	(18,946)	(395,002)	634,463
Reinvested capital gains	-	-	7,435,135	23,120,705	-	14,827	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,472	122,345	95,760,636	40,816,227	3,650	1,519	1,149,633	883,266

Equity transactions:
Purchase payments received from contract owners (note 3)	1,421	1,472	4,806,991	7,890,247	440	463	4,765,899	3,910,572
Transfers between funds	(85,337)	77,718	(5,771,816)	(18,598,173)	1,000	(9,983)	14,499,840	4,811,568
Redemptions (note 3)	(57,320)	(44,930)	(27,784,783)	(20,175,553)	(24,322)	(42,648)	(2,210,577)	(958,267)
Annuity benefits	(1,451)	(1,331)	-	-	(206)	(215)	(646)	-
Contract maintenance charges (note 2)	(350)	(342)	(10,079,135)	(9,841,122)	(374)	(505)	(1,379)	(348)
Contingent deferred sales charges (note 2)	-	-	(339,623)	(418,380)	-	-	(6,552)	(4,400)
Adjustments to maintain reserves	950	1,025	(453)	(365)	147	93	(229)	(622)

Net equity transactions	(142,087)	33,612	(39,168,819)	(41,143,346)	(23,315)	(52,795)	17,046,356	7,758,503

Net change in contract owners’ equity	(93,615)	155,957	56,591,817	(327,119)	(19,665)	(51,276)	18,195,989	8,641,769
Contract owners’ equity beginning of period	856,992	701,035	751,684,583	752,011,702	704,267	755,543	12,987,708	4,345,939

Contract owners’ equity end of period	$763,377	856,992	808,276,400	751,684,583	684,602	704,267	31,183,697	12,987,708

CHANGES IN UNITS:
Beginning units	13,960	13,269	60,059,364	63,474,141	19,599	21,051	1,270,873	472,591
Units purchased	22	2,941	1,449,735	1,686,087	40	660	3,630,376	1,251,185
Units redeemed	(2,241)	(2,250)	(4,395,507)	(5,100,864)	(682)	(2,112)	(2,012,483)	(452,903)

Ending units	11,741	13,960	57,113,592	60,059,364	18,957	19,599	2,888,766	1,270,873

	BRVTR3		BRVED3		MLVGA3		CHSMM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,636,527	332,856	230,798	381,565	(1,433,618)	(1,716,259)	(28,889)	(64,258)
Realized gain (loss) on investments	15,150	4,261	2,442,632	(177,169)	(1,239,742)	(2,245,210)	-	-
Change in unrealized gain (loss) on investments	1,442,049	(1,236,130)	16,016,638	15,979,099	39,393,065	11,410,498	-	-
Reinvested capital gains	-	-	12,195,132	5,350,191	4,317,965	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,093,726	(899,013)	30,885,200	21,533,686	41,037,670	7,449,029	(28,889)	(64,258)

Equity transactions:
Purchase payments received from contract owners (note 3)	71,677,280	96,172,479	36,967,048	103,168,418	18,581,822	22,272,574	12,890	143,557
Transfers between funds	20,597,075	8,501,969	(7,299,968)	7,950,601	(12,467,781)	(26,027,191)	(167,309)	(1,586,852)
Redemptions (note 3)	(6,292,262)	(2,176,660)	(8,041,238)	(2,410,677)	(25,330,710)	(25,360,239)	(414,338)	(2,002,524)
Annuity benefits	-	-	(1,289)	-	(5,456)	(4,885)	-	-
Contract maintenance charges (note 2)	(1,990,430)	(786,066)	(1,924,503)	(743,213)	(12,678)	(15,189)	(368)	(434)
Contingent deferred sales charges (note 2)	(77,740)	(31,017)	(104,360)	(35,981)	(86,710)	(84,210)	-	-
Adjustments to maintain reserves	(387)	(233)	(611)	(1,594)	(1,170)	(1,351)	(15)	48

Net equity transactions	83,913,536	101,680,472	19,595,079	107,927,554	(19,322,683)	(29,220,491)	(569,140)	(3,446,205)

Net change in contract owners’ equity	87,007,262	100,781,459	50,480,279	129,461,240	21,714,987	(21,771,462)	(598,029)	(3,510,463)
Contract owners’ equity beginning of period	161,297,863	60,516,404	190,282,913	60,821,673	354,248,903	376,020,365	5,537,570	9,048,033

Contract owners’ equity end of period	$248,305,125	161,297,863	240,763,192	190,282,913	375,963,890	354,248,903	4,939,541	5,537,570

CHANGES IN UNITS:
Beginning units	16,323,965	6,186,106	17,052,613	6,235,745	23,713,308	25,726,229	561,907	917,962
Units purchased	10,040,795	11,333,410	4,469,378	12,104,174	1,813,188	2,657,069	402,674	363,333
Units redeemed	(1,678,116)	(1,195,551)	(2,727,394)	(1,287,306)	(3,031,714)	(4,669,990)	(460,724)	(719,388)

Ending units	24,686,644	16,323,965	18,794,597	17,052,613	22,494,782	23,713,308	503,857	561,907

	CLVHY2		DWVVLS		DWVSVS		DVMCSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,095)	-	8,808	7,804	(599,128)	(373,310)	(249,848)	(210,260)
Realized gain (loss) on investments	(3,272)	-	9,162	11,570	332,332	(719,881)	(562,654)	(621,993)
Change in unrealized gain (loss) on investments	9,236	-	117,206	2,172	3,718,699	8,387,950	4,388,443	2,514,192
Reinvested capital gains	-	-	32,955	55,785	2,039,549	2,836,116	500,330	1,771,461

Net increase (decrease) in contract owners’ equity resulting from operations	4,869	-	168,131	77,331	5,491,452	10,130,875	4,076,271	3,453,400

Equity transactions:
Purchase payments received from contract owners (note 3)	771,083	-	661,513	283,833	7,709,495	6,175,981	4,465,145	4,101,390
Transfers between funds	1,017,761	-	(72,011)	(72,012)	(5,686,042)	13,689,852	(1,095,922)	1,218,348
Redemptions (note 3)	(37,357)	-	(47,252)	(70,576)	(3,475,001)	(2,612,353)	(1,948,433)	(1,863,082)
Annuity benefits	-	-	-	-	(990)	(818)	(878)	(789)
Contract maintenance charges (note 2)	(3)	-	(1,835)	(2,734)	(136,603)	(105,946)	(75,445)	(62,724)
Contingent deferred sales charges (note 2)	-	-	-	-	(23,951)	(10,492)	(10,611)	(7,350)
Adjustments to maintain reserves	(26)	-	4	(35)	(772)	(1,200)	(153)	1,773

Net equity transactions	1,751,458	-	540,419	138,476	(1,613,864)	17,135,024	1,333,703	3,387,566

Net change in contract owners’ equity	1,756,327	-	708,550	215,807	3,877,588	27,265,899	5,409,974	6,840,966
Contract owners’ equity beginning of period	-	-	851,827	636,020	56,951,089	29,685,190	30,362,126	23,521,160

Contract owners’ equity end of period	$1,756,327	-	1,560,377	851,827	60,828,677	56,951,089	35,772,100	30,362,126

CHANGES IN UNITS:
Beginning units	-	-	57,268	48,681	3,789,125	2,546,750	2,569,957	2,257,127
Units purchased	184,998	-	47,276	19,884	1,748,709	2,196,506	615,485	810,910
Units redeemed	(12,700)	-	(11,819)	(11,297)	(1,860,322)	(954,131)	(510,362)	(498,080)

Ending units	172,298	-	92,725	57,268	3,677,512	3,789,125	2,675,080	2,569,957

	DVSCS		DSIF		DSIFS		DSRG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(633,493)	(420,553)	828,657	1,446,440	(25,220)	398,783	(62,384)	(2,855)
Realized gain (loss) on investments	8,083,550	3,225,136	11,106,816	8,904,453	9,908,673	8,200,215	2,271,253	2,249,864
Change in unrealized gain (loss) on investments	(2,914,595)	7,494,776	23,609,744	2,612,648	12,238,057	(547,935)	208,497	(2,840,763)
Reinvested capital gains	3,634,362	6,785,156	5,377,670	7,587,750	3,445,090	4,926,559	2,568,222	3,752,342

Net increase (decrease) in contract owners’ equity resulting from operations	8,169,824	17,084,515	40,922,887	20,551,291	25,566,600	12,977,622	4,985,588	3,158,588

Equity transactions:
Purchase payments received from contract owners (note 3)	845,457	1,434,704	3,272,011	2,072,789	1,163,920	1,728,647	721,453	364,521
Transfers between funds	(7,742,968)	2,063,472	(446,557)	(1,943,821)	(8,610,465)	(4,072,800)	(757,802)	(909,932)
Redemptions (note 3)	(9,657,526)	(7,336,348)	(26,197,372)	(24,346,120)	(11,757,659)	(12,319,629)	(4,703,947)	(4,168,028)
Annuity benefits	(906)	(764)	(65,480)	(58,044)	(2,249)	(2,752)	(3,768)	(3,426)
Contract maintenance charges (note 2)	(263,827)	(280,187)	(86,878)	(93,795)	(450,811)	(462,266)	(22,175)	(24,050)
Contingent deferred sales charges (note 2)	(12,366)	(10,065)	(5,870)	(5,251)	(34,938)	(36,652)	(363)	(4,528)
Adjustments to maintain reserves	(954)	(1,130)	(3,776)	2,512	(530)	(7,814)	640	580

Net equity transactions	(16,833,090)	(4,130,318)	(23,533,922)	(24,371,730)	(19,692,732)	(15,173,266)	(4,765,962)	(4,744,863)

Net change in contract owners’ equity	(8,663,266)	12,954,197	17,388,965	(3,820,439)	5,873,868	(2,195,644)	219,626	(1,586,275)
Contract owners’ equity beginning of period	89,226,981	76,272,784	216,013,716	219,834,155	141,953,285	144,148,929	37,862,359	39,448,634

Contract owners’ equity end of period	$80,563,715	89,226,981	233,402,681	216,013,716	147,827,153	141,953,285	38,081,985	37,862,359

CHANGES IN UNITS:
Beginning units	2,464,385	2,597,922	4,105,599	4,605,478	5,448,421	6,053,900	917,419	1,041,694
Units purchased	201,954	399,901	126,051	111,474	314,965	681,206	19,857	12,085
Units redeemed	(649,961)	(533,438)	(531,162)	(611,353)	(1,021,833)	(1,286,685)	(125,847)	(136,360)

Ending units	2,016,378	2,464,385	3,700,488	4,105,599	4,741,553	5,448,421	811,429	917,419

	DCAP		DCAPS		DVDLS		DGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,689	77,449	(450,148)	(138,387)	(11,638)	(11,446)	(78,640)	(15,807)
Realized gain (loss) on investments	450,783	768,401	1,553,433	2,144,770	17,796	83,721	487,336	249,989
Change in unrealized gain (loss) on investments	2,019,971	(3,122,970)	8,044,569	(11,251,935)	168,356	(60,440)	1,246,440	(716,575)
Reinvested capital gains	3,215,408	3,802,682	13,373,262	14,948,478	9,603	76,350	587,668	1,514,239

Net increase (decrease) in contract owners’ equity resulting from operations	5,688,851	1,525,562	22,521,116	5,702,926	184,117	88,185	2,242,804	1,031,846

Equity transactions:
Purchase payments received from contract owners (note 3)	297,046	199,319	737,776	2,102,209	5,671	4,663	218,150	144,356
Transfers between funds	(472,026)	(2,037,875)	(8,184,354)	(6,773,540)	87,787	(177,010)	57,865	(282,507)
Redemptions (note 3)	(2,847,339)	(2,905,015)	(7,952,042)	(7,336,810)	(80,930)	(82,092)	(1,341,114)	(1,626,360)
Annuity benefits	(1,733)	(1,538)	-	-	(191)	(165)	(717)	(633)
Contract maintenance charges (note 2)	(8,242)	(9,219)	(693,844)	(689,093)	(151)	(150)	(6,358)	(6,517)
Contingent deferred sales charges (note 2)	(420)	(1,341)	(21,431)	(28,593)	-	(216)	(46)	(202)
Adjustments to maintain reserves	(3,429)	(982)	(1,086)	(785)	(71)	(26)	(85)	2,210

Net equity transactions	(3,036,143)	(4,756,651)	(16,114,981)	(12,726,612)	12,115	(254,996)	(1,072,305)	(1,769,653)

Net change in contract owners’ equity	2,652,708	(3,231,089)	6,406,135	(7,023,686)	196,232	(166,811)	1,170,499	(737,807)
Contract owners’ equity beginning of period	23,575,969	26,807,058	97,160,288	104,183,974	799,650	966,461	12,947,105	13,684,912

Contract owners’ equity end of period	$26,228,677	23,575,969	103,566,423	97,160,288	995,882	799,650	14,117,604	12,947,105

CHANGES IN UNITS:
Beginning units	997,558	1,207,976	4,453,762	5,048,905	35,835	50,639	536,200	615,539
Units purchased	22,052	20,176	208,411	292,532	9,210	28,848	17,433	10,129
Units redeemed	(136,454)	(230,594)	(867,759)	(887,675)	(7,491)	(43,652)	(58,784)	(89,468)

Ending units	883,156	997,558	3,794,414	4,453,762	37,554	35,835	494,849	536,200

	ETVFR		FCA2S		FQB		FQBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$860,719	596,740	(912)	349	120,920	160,761	275,566	412,587
Realized gain (loss) on investments	267,561	(670,032)	(9,577)	(32,737)	(24,488)	(36,280)	14,125	95,118
Change in unrealized gain (loss) on investments	(228,945)	2,219,972	62,948	(12,777)	66,683	57,456	130,889	(33,575)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	899,335	2,146,680	52,459	(45,165)	163,115	181,937	420,580	474,130

Equity transactions:
Purchase payments received from contract owners (note 3)	10,499,895	7,619,852	16	1,401	75,390	133,194	270,637	256,312
Transfers between funds	3,617,639	14,210,382	(9,029)	(35,355)	123,638	64,285	2,349,796	(632,575)
Redemptions (note 3)	(4,118,708)	(4,335,009)	(30,608)	(95,137)	(638,042)	(1,319,905)	(2,671,396)	(3,525,195)
Annuity benefits	(199)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,185)	(1,492)	(70)	(81)	(1,753)	(2,062)	(10,366)	(10,926)
Contingent deferred sales charges (note 2)	(21,684)	(5,132)	(125)	-	(217)	(231)	(167)	(964)
Adjustments to maintain reserves	8,583	(233)	(73)	(42)	(83)	(48)	(293)	(328)

Net equity transactions	9,983,341	17,488,368	(39,889)	(129,214)	(441,067)	(1,124,767)	(61,789)	(3,913,676)

Net change in contract owners’ equity	10,882,676	19,635,048	12,570	(174,379)	(277,952)	(942,830)	358,791	(3,439,546)
Contract owners’ equity beginning of period	44,989,788	25,354,740	605,853	780,232	6,315,618	7,258,448	18,716,854	22,156,400

Contract owners’ equity end of period	$55,872,464	44,989,788	618,423	605,853	6,037,666	6,315,618	19,075,645	18,716,854

CHANGES IN UNITS:
Beginning units	4,327,808	2,619,558	43,051	52,107	400,313	471,546	1,344,546	1,625,167
Units purchased	2,040,430	4,482,578	210	708	28,377	29,155	238,006	90,014
Units redeemed	(1,090,161)	(2,774,328)	(3,010)	(9,764)	(56,003)	(100,388)	(242,744)	(370,635)

Ending units	5,278,077	4,327,808	40,251	43,051	372,687	400,313	1,339,808	1,344,546

	FEIP		FVSS2		FHIP		FAMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,022,552	2,768,472	(11,366)	(33,612)	1,752,475	1,810,358	521,380	105,155
Realized gain (loss) on investments	(5,348,009)	(9,488,260)	408,437	704,996	976,071	1,824,027	19,791	481,607
Change in unrealized gain (loss) on investments	30,975,742	32,964,682	(873,156)	(216,013)	(217,959)	2,090,642	178,325	(3,534,162)
Reinvested capital gains	6,368,540	19,084,179	1,465,167	-	-	-	11,536,360	4,683,835

Net increase (decrease) in contract owners’ equity resulting from operations	33,018,825	45,329,073	989,082	455,371	2,510,587	5,725,027	12,255,856	1,736,435

Equity transactions:
Purchase payments received from contract owners (note 3)	3,766,465	3,364,951	43,607	73,783	433,859	582,156	858,690	1,087,275
Transfers between funds	(4,578,881)	(3,594,792)	(161,624)	(294,957)	(966,035)	118,100	(1,506,240)	(1,327,465)
Redemptions (note 3)	(35,231,684)	(30,462,284)	(486,525)	(685,534)	(5,398,274)	(4,920,548)	(11,202,553)	(12,316,382)
Annuity benefits	(60,280)	(60,382)	(4,136)	(3,648)	(5,567)	(6,048)	(12,342)	(11,933)
Contract maintenance charges (note 2)	(111,313)	(121,078)	(611)	(685)	(17,095)	(19,126)	(49,571)	(55,775)
Contingent deferred sales charges (note 2)	(5,214)	(5,567)	(80)	(42)	(2,982)	(918)	(831)	(1,177)
Adjustments to maintain reserves	(46)	(27,185)	(164)	(54)	496	(3,989)	373	4,714

Net equity transactions	(36,220,953)	(30,906,337)	(609,533)	(911,137)	(5,955,598)	(4,250,373)	(11,912,474)	(12,620,743)

Net change in contract owners’ equity	(3,202,128)	14,422,736	379,549	(455,766)	(3,445,011)	1,474,654	343,382	(10,884,308)
Contract owners’ equity beginning of period	310,633,191	296,210,455	6,013,219	6,468,985	47,301,482	45,826,828	102,294,439	113,178,747

Contract owners’ equity end of period	$307,431,063	310,633,191	6,392,768	6,013,219	43,856,471	47,301,482	102,637,821	102,294,439

CHANGES IN UNITS:
Beginning units	4,425,270	4,910,640	185,111	214,890	1,334,870	1,461,345	2,380,437	2,678,898
Units purchased	60,857	88,198	3,746	9,586	28,203	95,319	22,219	28,476
Units redeemed	(542,372)	(573,568)	(21,210)	(39,365)	(188,185)	(221,794)	(283,024)	(326,937)

Ending units	3,943,755	4,425,270	167,647	185,111	1,174,888	1,334,870	2,119,632	2,380,437

	FB2		FNRS2		FEI2		FF10S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$358,166	706,640	(181,275)	(906,161)	(210,402)	1,752,863	5,270	94
Realized gain (loss) on investments	388,960	10,654	(3,517,049)	174,154	12,579,307	(3,076,011)	98,092	195,205
Change in unrealized gain (loss) on investments	20,629,995	577,919	(1,860,143)	24,132,408	12,745,746	24,579,660	320,905	(112,435)
Reinvested capital gains	5,165,714	38,775	44,293	-	6,420,169	17,609,015	98,562	126,437

Net increase (decrease) in contract owners’ equity resulting from operations	26,542,835	1,333,988	(5,514,174)	23,400,401	31,534,820	40,865,527	522,829	209,301

Equity transactions:
Purchase payments received from contract owners (note 3)	177,040,664	78,303,972	6,602,108	9,360,587	16,822,600	18,382,858	47,663	205,605
Transfers between funds	12,670,416	19,487,133	(10,778,110)	13,482,593	(11,031,267)	(7,131,472)	458,861	(258,862)
Redemptions (note 3)	(4,395,441)	(947,970)	(7,232,378)	(8,962,116)	(23,337,979)	(18,342,151)	(976,369)	(810,928)
Annuity benefits	-	-	(6,738)	(6,411)	(3,060)	(2,787)	(10,034)	(9,563)
Contract maintenance charges (note 2)	(1,296,880)	(31,542)	(7,690)	(8,610)	(1,208,582)	(1,181,233)	(1,416)	(1,628)
Contingent deferred sales charges (note 2)	(65,238)	(3,790)	(45,480)	(58,408)	(95,047)	(65,801)	(595)	(117)
Adjustments to maintain reserves	(237)	(84)	(698)	(8,446)	(1,414)	(1,123)	7,468	5,166

Net equity transactions	183,953,284	96,807,719	(11,468,986)	13,799,189	(18,854,749)	(8,341,709)	(474,422)	(870,327)

Net change in contract owners’ equity	210,496,119	98,141,707	(16,983,160)	37,199,590	12,680,071	32,523,818	48,407	(661,026)
Contract owners’ equity beginning of period	98,141,707	-	105,272,799	68,073,209	298,275,508	265,751,690	4,860,743	5,521,769

Contract owners’ equity end of period	$308,637,826	98,141,707	88,289,639	105,272,799	310,955,579	298,275,508	4,909,150	4,860,743

CHANGES IN UNITS:
Beginning units	9,413,350	-	6,156,581	5,226,773	12,175,654	12,561,654	332,315	392,304
Units purchased	18,272,233	9,607,762	1,225,870	2,417,999	1,479,837	1,617,323	43,136	75,762
Units redeemed	(1,839,799)	(194,412)	(1,994,836)	(1,488,191)	(2,204,741)	(2,003,323)	(74,485)	(135,751)

Ending units	25,845,784	9,413,350	5,387,615	6,156,581	11,450,750	12,175,654	300,966	332,315

	FF10S2		FF20S		FF20S2		FF30S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(418,103)	(387,151)	6,201	10,577	(960,834)	(892,315)	9,690	8,949
Realized gain (loss) on investments	5,156,643	3,842,859	502,981	249,536	13,129,921	9,182,933	242,883	164,461
Change in unrealized gain (loss) on investments	16,141,894	(482,711)	545,844	(130,611)	37,267,157	(4,025,822)	1,397,908	(58,110)
Reinvested capital gains	5,002,048	5,110,333	269,572	314,764	12,796,145	14,214,693	413,331	385,128

Net increase (decrease) in contract owners’ equity resulting from operations	25,882,482	8,083,330	1,324,598	444,266	62,232,389	18,479,489	2,063,812	500,428

Equity transactions:
Purchase payments received from contract owners (note 3)	17,100,018	24,358,359	437,109	244,221	6,779,858	7,475,721	779,922	429,595
Transfers between funds	(5,022,791)	415,987	595,687	750,653	(5,884,688)	(5,558,095)	1,179,528	114,701
Redemptions (note 3)	(15,906,023)	(13,348,686)	(2,459,111)	(1,823,481)	(34,021,587)	(26,393,793)	(907,066)	(656,747)
Annuity benefits	(7,665)	(7,335)	-	-	(5,446)	(4,641)	-	-
Contract maintenance charges (note 2)	(2,735,259)	(2,479,086)	(3,662)	(3,697)	(4,822,893)	(4,762,238)	(4,603)	(4,761)
Contingent deferred sales charges (note 2)	(149,840)	(89,522)	(2,640)	(2,280)	(140,148)	(152,658)	(3,868)	(5,693)
Adjustments to maintain reserves	1,249	1,015	(99)	(54)	(1,311)	(3,128)	(60)	(77)

Net equity transactions	(6,720,311)	8,850,732	(1,432,716)	(834,638)	(38,096,215)	(29,398,832)	1,043,853	(122,982)

Net change in contract owners’ equity	19,162,171	16,934,062	(108,118)	(390,372)	24,136,174	(10,919,343)	3,107,665	377,446
Contract owners’ equity beginning of period	235,671,755	218,737,693	9,578,552	9,968,924	442,357,743	453,277,086	10,286,080	9,908,634

Contract owners’ equity end of period	$254,833,926	235,671,755	9,470,434	9,578,552	466,493,917	442,357,743	13,393,745	10,286,080

CHANGES IN UNITS:
Beginning units	15,269,426	14,703,373	661,082	720,167	27,398,493	29,292,814	696,503	705,477
Units purchased	1,617,874	2,726,203	87,881	101,596	1,176,640	1,303,923	141,806	67,955
Units redeemed	(2,055,694)	(2,160,150)	(180,333)	(160,681)	(3,376,540)	(3,198,244)	(77,921)	(76,929)

Ending units	14,831,606	15,269,426	568,630	661,082	25,198,593	27,398,493	760,388	696,503

	FF30S2		FGI2		FGP		FG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(304,097)	(260,636)	16,832	841,030	(4,053,357)	(4,273,022)	(4,838,318)	(4,284,193)
Realized gain (loss) on investments	1,684,923	1,405,391	1,362,102	16,501	24,376,628	16,930,710	15,874,492	16,788,235
Change in unrealized gain (loss) on investments	7,374,038	(814,304)	22,152,210	4,025,814	56,782,685	(48,255,686)	53,907,843	(42,919,878)
Reinvested capital gains	2,291,086	2,371,567	3,537,375	-	26,274,071	32,918,908	22,095,764	26,433,334

Net increase (decrease) in contract owners’ equity resulting from operations	11,045,950	2,702,018	27,068,519	4,883,345	103,380,027	(2,679,090)	87,039,781	(3,982,502)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,184,093	4,230,507	150,918,584	64,968,489	3,845,730	4,002,527	30,238,979	26,861,184
Transfers between funds	1,490,649	(4,007,441)	7,221,876	14,468,231	(647,477)	(6,479,308)	7,160,427	(30,759,229)
Redemptions (note 3)	(5,732,096)	(4,158,169)	(3,357,664)	(449,532)	(41,619,855)	(32,270,584)	(23,493,686)	(16,769,787)
Annuity benefits	(1,711)	(1,545)	-	-	(68,395)	(71,932)	(2,322)	(1,899)
Contract maintenance charges (note 2)	(5,287)	(5,575)	(1,127,666)	(27,869)	(158,287)	(166,996)	(1,129,777)	(1,019,577)
Contingent deferred sales charges (note 2)	(12,727)	(18,643)	(53,483)	(3,397)	(6,832)	(4,158)	(150,156)	(86,818)
Adjustments to maintain reserves	(707)	(1,022)	(358)	(38)	(10,806)	(42,902)	(1,424)	(1,039)

Net equity transactions	922,214	(3,961,888)	153,601,289	78,955,884	(38,665,922)	(35,033,353)	12,622,041	(21,777,165)

Net change in contract owners’ equity	11,968,164	(1,259,870)	180,669,808	83,839,229	64,714,105	(37,712,443)	99,661,822	(25,759,667)
Contract owners’ equity beginning of period	59,123,656	60,383,526	83,839,229	-	322,915,468	360,627,911	263,972,132	289,731,799

Contract owners’ equity end of period	$71,091,820	59,123,656	264,509,037	83,839,229	387,629,573	322,915,468	363,633,954	263,972,132

CHANGES IN UNITS:
Beginning units	3,573,631	3,821,754	7,451,209	-	3,707,233	4,110,706	10,698,404	11,626,758
Units purchased	506,123	432,485	15,021,616	7,748,794	85,537	71,466	2,904,082	2,469,689
Units redeemed	(472,033)	(680,608)	(2,038,149)	(297,585)	(451,974)	(474,939)	(2,472,719)	(3,398,043)

Ending units	3,607,721	3,573,631	20,434,676	7,451,209	3,340,796	3,707,233	11,129,767	10,698,404

	FIGBS		FIGBP2		FMCS		FMC2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$137,032	128,086	4,978,092	3,381,370	(129,909)	(170,030)	(2,912,205)	(3,145,376)
Realized gain (loss) on investments	(38,443)	(63,681)	49,840	138,477	140,206	(162,950)	12,851,196	6,245,524
Change in unrealized gain (loss) on investments	228,369	437,157	4,531,188	4,079,123	2,398,325	944,907	24,638,560	5,839,661
Reinvested capital gains	64,864	7,506	1,966,219	159,486	857,988	1,214,252	12,883,237	16,287,717

Net increase (decrease) in contract owners’ equity resulting from operations	391,822	509,068	11,525,339	7,758,456	3,266,610	1,826,179	47,460,788	25,227,526

Equity transactions:
Purchase payments received from contract owners (note 3)	386,050	386,658	171,683,110	85,629,053	352,874	369,489	7,984,322	14,692,465
Transfers between funds	1,098,051	(167,435)	41,191,004	17,225,001	(252,504)	(1,567,500)	(13,080,260)	(10,591,060)
Redemptions (note 3)	(2,273,318)	(1,996,248)	(34,082,256)	(32,753,144)	(1,887,680)	(2,628,303)	(23,794,059)	(21,917,297)
Annuity benefits	(7,843)	(8,000)	(17,157)	(16,888)	(2,417)	(2,122)	(24,060)	(21,104)
Contract maintenance charges (note 2)	(4,590)	(5,447)	(3,690,571)	(2,401,100)	(5,292)	(5,795)	(1,357,120)	(1,334,216)
Contingent deferred sales charges (note 2)	(1,247)	(830)	(133,173)	(73,606)	(1,894)	(1,844)	(80,270)	(65,968)
Adjustments to maintain reserves	(106)	(100)	(4,502)	(1,045)	(1,638)	(6,944)	(1,676)	(1,144)

Net equity transactions	(803,003)	(1,791,402)	174,946,455	67,608,271	(1,798,551)	(3,843,019)	(30,353,123)	(19,238,324)

Net change in contract owners’ equity	(411,181)	(1,282,334)	186,471,794	75,366,727	1,468,059	(2,016,840)	17,107,665	5,989,202
Contract owners’ equity beginning of period	14,237,181	15,519,515	396,682,666	321,315,939	18,154,107	20,170,947	268,513,832	262,524,630

Contract owners’ equity end of period	$13,826,000	14,237,181	583,154,460	396,682,666	19,622,166	18,154,107	285,621,497	268,513,832

CHANGES IN UNITS:
Beginning units	976,988	1,099,872	27,826,362	23,352,303	1,019,717	1,253,696	6,995,968	7,545,203
Units purchased	149,689	117,608	16,019,623	11,128,987	59,011	55,144	428,434	721,904
Units redeemed	(203,034)	(240,492)	(4,355,264)	(6,654,928)	(153,553)	(289,123)	(1,148,148)	(1,271,139)

Ending units	923,643	976,988	39,490,721	27,826,362	925,175	1,019,717	6,276,254	6,995,968

	FOP		FO2		FVSS		FRESS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$45,558	33,025	(303,619)	(237,735)	2,299	(14,129)	16,919	6,999
Realized gain (loss) on investments	(798,318)	(1,768,131)	(48,565)	(1,194,090)	253,203	329,306	(2,235)	12,132
Change in unrealized gain (loss) on investments	14,803,954	(2,201,865)	22,550,842	(4,569,151)	(620,051)	23,600	(27,332)	(483)
Reinvested capital gains	52,068	92,405	88,127	143,989	1,105,620	-	47,857	7,975

Net increase (decrease) in contract owners’ equity resulting from operations	14,103,262	(3,844,566)	22,286,785	(5,856,987)	741,071	338,777	35,209	26,623

Equity transactions:
Purchase payments received from contract owners (note 3)	441,058	565,878	6,574,003	5,864,492	56,719	93,526	925,097	142,878
Transfers between funds	(922,213)	(1,132,421)	478,654	(657,360)	(35,628)	(168,095)	494,549	79,061
Redemptions (note 3)	(5,839,544)	(6,646,012)	(7,695,525)	(6,123,376)	(651,718)	(501,261)	(104,916)	(127,738)
Annuity benefits	(5,448)	(5,362)	(1,234)	(1,097)	-	-	-	-
Contract maintenance charges (note 2)	(23,667)	(26,690)	(554,612)	(504,795)	(1,536)	(1,644)	(21)	-
Contingent deferred sales charges (note 2)	(1,639)	(1,631)	(40,340)	(23,733)	(142)	(162)	-	-
Adjustments to maintain reserves	(3,510)	(4,681)	(536)	(942)	(94)	(61)	(41)	(21)

Net equity transactions	(6,354,963)	(7,250,919)	(1,239,590)	(1,446,811)	(632,399)	(577,697)	1,314,668	94,180

Net change in contract owners’ equity	7,748,299	(11,095,485)	21,047,195	(7,303,798)	108,672	(238,920)	1,349,877	120,803
Contract owners’ equity beginning of period	52,080,321	63,175,806	80,364,230	87,668,028	4,535,225	4,774,145	844,472	723,669

Contract owners’ equity end of period	$59,828,620	52,080,321	101,411,425	80,364,230	4,643,897	4,535,225	2,194,349	844,472

CHANGES IN UNITS:
Beginning units	1,852,149	2,102,387	3,994,427	4,070,933	194,874	221,601	67,558	60,710
Units purchased	47,461	33,894	799,401	683,422	8,233	13,743	122,709	27,340
Units redeemed	(246,640)	(284,132)	(850,310)	(759,928)	(33,523)	(40,470)	(14,880)	(20,492)

Ending units	1,652,970	1,852,149	3,943,518	3,994,427	169,584	194,874	175,387	67,558

	FTVIS2		FTVRD2		FTVSV2		FTVMD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$6,737,777	7,744,079	21,899	(34,715)	(951,530)	(651,406)	13,221	9,874
Realized gain (loss) on investments	2,843,926	3,017,875	2,026,164	1,555,875	5,990,183	5,673,558	(11,915)	(17,228)
Change in unrealized gain (loss) on investments	10,641,248	16,549,422	3,006,154	(974,910)	(3,641,855)	4,836,336	17,905	31,972
Reinvested capital gains	-	-	1,340,716	4,620,222	6,948,289	14,729,854	56,102	61,980

Net increase (decrease) in contract owners’ equity resulting from operations	20,222,951	27,311,376	6,394,933	5,166,472	8,345,087	24,588,342	75,313	86,598

Equity transactions:
Purchase payments received from contract owners (note 3)	13,621,115	18,304,394	507,572	402,420	508,339	752,242	263,357	85,527
Transfers between funds	(5,282,424)	5,062,039	(1,443,645)	(1,357,685)	(6,639,037)	(3,784,416)	72,339	30,223
Redemptions (note 3)	(25,592,492)	(23,725,648)	(6,024,549)	(6,356,081)	(11,403,611)	(10,579,925)	(69,167)	(63,949)
Annuity benefits	(6,501)	(4,554)	(6,661)	(5,964)	(5,329)	(4,359)	-	-
Contract maintenance charges (note 2)	(14,207)	(15,144)	(2,645)	(3,020)	(446,745)	(467,411)	(1,315)	(1,949)
Contingent deferred sales charges (note 2)	(69,777)	(63,714)	(944)	(5,007)	(16,026)	(13,097)	-	-
Adjustments to maintain reserves	(878)	(547)	(552)	(340)	943	(1,324)	(22)	(21)

Net equity transactions	(17,345,164)	(443,174)	(6,971,424)	(7,325,677)	(18,001,466)	(14,098,290)	265,192	49,831

Net change in contract owners’ equity	2,877,787	26,868,202	(576,491)	(2,159,205)	(9,656,379)	10,490,052	340,505	136,429
Contract owners’ equity beginning of period	261,657,476	234,789,274	37,525,429	39,684,634	107,244,311	96,754,259	778,908	642,479
Contract owners’ equity end of period	$264,535,263	261,657,476	36,948,938	37,525,429	97,587,932	107,244,311	1,119,413	778,908

CHANGES IN UNITS:
Beginning units	17,118,771	17,158,069	1,368,599	1,656,734	2,890,770	3,333,199	60,134	55,378
Units purchased	1,716,926	3,406,636	26,907	53,157	175,573	359,476	27,013	12,894
Units redeemed	(2,787,859)	(3,445,934)	(261,090)	(341,292)	(656,556)	(801,905)	(7,233)	(8,138)

Ending units	16,047,838	17,118,771	1,134,416	1,368,599	2,409,787	2,890,770	79,914	60,134

	FTVDM2		TIF2		FTVGI2		FTVFA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(58,793)	(65,442)	427,806	202,922	(1,869,670)	(1,867,129)	1,017,801	1,985,628
Realized gain (loss) on investments	(281,905)	(1,013,875)	(1,521,452)	(2,781,888)	(1,282,898)	(4,010,723)	986,395	(3,582,643)
Change in unrealized gain (loss) on investments	4,379,801	2,486,801	6,576,105	3,957,315	3,171,964	7,131,151	3,266,244	8,205,441
Reinvested capital gains	-	-	-	719,684	382,081	101,315	4,139,331	2,928,311

Net increase (decrease) in contract owners’ equity resulting from operations	4,039,103	1,407,484	5,482,459	2,098,033	401,477	1,354,614	9,409,771	9,536,737

Equity transactions:
Purchase payments received from contract owners (note 3)	103,556	80,362	227,964	491,499	8,092,557	7,221,727	4,280,597	5,964,075
Transfers between funds	1,877,249	(18,100)	(1,554,154)	(904,538)	2,572,645	(5,141,298)	879,256	(4,602,763)
Redemptions (note 3)	(1,205,224)	(1,163,459)	(5,702,347)	(5,732,744)	(10,599,001)	(11,769,147)	(6,115,582)	(7,578,078)
Annuity benefits	-	-	(2,387)	(2,181)	(15,081)	(14,074)	(669)	(599)
Contract maintenance charges (note 2)	(1,386)	(1,234)	(150,428)	(159,505)	(7,634)	(8,741)	(3,521)	(3,975)
Contingent deferred sales charges (note 2)	(162)	(1,833)	(2,898)	(3,009)	(30,630)	(45,800)	(27,576)	(34,897)
Adjustments to maintain reserves	(477)	(277)	(555)	(546)	(778)	(794)	(733)	(677)

Net equity transactions	773,556	(1,104,541)	(7,184,805)	(6,311,024)	12,078	(9,758,127)	(988,228)	(6,256,914)

Net change in contract owners’ equity	4,812,659	302,943	(1,702,346)	(4,212,991)	413,555	(8,403,513)	8,421,543	3,279,823
Contract owners’ equity beginning of period	9,987,139	9,684,196	39,219,062	43,432,053	117,838,147	126,241,660	92,661,802	89,381,979

Contract owners’ equity end of period	$14,799,798	9,987,139	37,516,716	39,219,062	118,251,702	117,838,147	101,083,345	92,661,802

CHANGES IN UNITS:
Beginning units	1,166,947	1,309,203	1,857,240	2,173,064	12,642,337	13,724,392	7,292,261	7,830,285
Units purchased	428,495	191,248	73,645	174,690	1,896,180	2,260,091	1,064,452	824,785
Units redeemed	(346,831)	(333,504)	(377,507)	(490,514)	(1,896,075)	(3,342,146)	(1,127,791)	(1,362,809)

Ending units	1,248,611	1,166,947	1,553,378	1,857,240	12,642,442	12,642,337	7,228,922	7,292,261

	FTVSI2		ACEG2		AVBV2		IVMCC2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9,762	14,141	(77,944)	(65,656)	-	-	(207,052)	(243,477)
Realized gain (loss) on investments	(21,514)	(18,804)	220,063	428,314	-	-	(173,851)	(328,293)
Change in unrealized gain (loss) on investments	31,023	37,453	520,246	(801,101)	-	-	1,885,366	1,160,804
Reinvested capital gains	-	-	451,115	397,799	-	-	313,986	969,162

Net increase (decrease) in contract owners’ equity resulting from operations	19,271	32,790	1,113,480	(40,644)	-	-	1,818,449	1,558,196

Equity transactions:
Purchase payments received from contract owners (note 3)	154,503	117,496	15,087	38,610	24	1,558	111,943	188,221
Transfers between funds	125,786	(8,448)	1,132,438	(983,344)	(24)	(1,558)	(432,627)	(564,689)
Redemptions (note 3)	(227,638)	(71,545)	(617,528)	(549,667)	-	-	(753,225)	(873,947)
Annuity benefits	-	-	(231)	(193)	-	-	(5,988)	(3,247)
Contract maintenance charges (note 2)	-	-	(1,349)	(1,393)	-	-	(68,579)	(67,333)
Contingent deferred sales charges (note 2)	-	-	(321)	(100)	-	-	(4,413)	(5,890)
Adjustments to maintain reserves	(11)	(13)	(337)	(138)	-	-	(371)	(101)

Net equity transactions	52,640	37,490	527,759	(1,496,225)	-	-	(1,153,260)	(1,326,986)

Net change in contract owners’ equity	71,911	70,280	1,641,239	(1,536,869)	-	-	665,189	231,210
Contract owners’ equity beginning of period	502,582	432,302	3,902,095	5,438,964	-	-	14,787,289	14,556,079

Contract owners’ equity end of period	$574,493	502,582	5,543,334	3,902,095	-	-	15,452,478	14,787,289

CHANGES IN UNITS:
Beginning units	48,249	44,614	265,809	372,457	-	-	1,095,185	1,203,449
Units purchased	29,746	13,422	116,970	37,343	2	(314)	41,794	48,740
Units redeemed	(24,832)	(9,787)	(81,293)	(143,991)	(2)	314	(121,551)	(157,004)

Ending units	53,163	48,249	301,486	265,809	-	-	1,015,428	1,095,185

	IVKMG2		IVBRA1		JPMMV1		JABS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(258,710)	(256,155)	5,697	(84)	(74,720)	(62,882)	14,097	65,385
Realized gain (loss) on investments	1,071,689	797,255	(4,996)	(1,884)	476,581	391,366	198,911	192,093
Change in unrealized gain (loss) on investments	1,250,082	(2,525,240)	6,540	22,808	623,099	657,946	1,257,601	(76,736)
Reinvested capital gains	1,104,380	1,739,001	8,821	-	653,180	727,954	18,437	143,752

Net increase (decrease) in contract owners’ equity resulting from operations	3,167,441	(245,139)	16,062	20,840	1,678,140	1,714,384	1,489,046	324,494

Equity transactions:
Purchase payments received from contract owners (note 3)	61,113	133,221	-	2,199	215,037	306,801	363,497	211,314
Transfers between funds	(200,432)	(1,346,927)	(7,075)	(1,098)	(821,827)	1,219,276	240,423	(227,143)
Redemptions (note 3)	(2,000,467)	(1,699,972)	(48,722)	(6,599)	(1,321,143)	(1,756,635)	(1,273,149)	(1,090,530)
Annuity benefits	-	-	-	-	-	-	-	(3,064)
Contract maintenance charges (note 2)	(113,235)	(110,807)	-	-	(3,882)	(4,194)	(401)	(516)
Contingent deferred sales charges (note 2)	(4,208)	(4,480)	-	-	(1,737)	(215)	(305)	(1)
Adjustments to maintain reserves	(456)	(385)	5	(12)	(245)	(156)	2,648	(34,195)

Net equity transactions	(2,257,685)	(3,029,350)	(55,792)	(5,510)	(1,933,797)	(235,123)	(667,287)	(1,144,135)

Net change in contract owners’ equity	909,756	(3,274,489)	(39,730)	15,330	(255,657)	1,479,261	821,759	(819,641)
Contract owners’ equity beginning of period	15,980,455	19,254,944	209,603	194,273	14,855,704	13,376,443	9,339,607	10,159,248

Contract owners’ equity end of period	$16,890,211	15,980,455	169,873	209,603	14,600,047	14,855,704	10,161,366	9,339,607

CHANGES IN UNITS:
Beginning units	1,167,613	1,392,724	18,926	19,487	535,946	546,122	392,370	437,539
Units purchased	134,186	87,022	257	215	28,495	111,263	25,674	60,053
Units redeemed	(276,105)	(312,133)	(5,200)	(776)	(95,188)	(121,439)	(51,536)	(105,222)

Ending units	1,025,694	1,167,613	13,983	18,926	469,253	535,946	366,508	392,370

	JAMGS		JAFBS		JACAS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$120	554	553,506	454,720	(2,006,332)	(815,188)	(1,161,680)	(883,091)
Realized gain (loss) on investments	(2,111)	(2,997)	(38,309)	46,175	(4,863,896)	(1,094,409)	3,665,166	(211,774)
Change in unrealized gain (loss) on investments	71,399	6,531	375,779	(729,327)	32,403,045	(15,272,527)	24,926,432	5,069,743
Reinvested capital gains	22,780	16,802	-	-	7,622,810	17,371,993	5,498,162	2,126,440

Net increase (decrease) in contract owners’ equity resulting from operations	92,188	20,890	890,976	(228,432)	33,155,627	189,869	32,928,080	6,101,318

Equity transactions:
Purchase payments received from contract owners (note 3)	320,101	49,922	8,152,037	13,411,000	1,284,524	1,568,392	11,040,341	8,152,743
Transfers between funds	114,624	(86,645)	2,794,913	18,294,795	(6,146,130)	(10,778,063)	18,024,479	3,725,483
Redemptions (note 3)	(48,081)	(10,327)	(3,134,843)	(2,185,572)	(15,003,775)	(12,609,433)	(8,069,997)	(6,954,868)
Annuity benefits	-	-	(938)	-	(1,642)	-	(820)	(629)
Contract maintenance charges (note 2)	(81)	(171)	(401,878)	(243,155)	(671,171)	(649,700)	(6,287)	(4,952)
Contingent deferred sales charges (note 2)	-	-	(23,428)	(22,925)	(28,076)	(35,687)	(47,772)	(19,766)
Adjustments to maintain reserves	(19)	(9)	682	(371)	(4,092)	(6,862)	(787)	(660)

Net equity transactions	386,544	(47,230)	7,386,545	29,253,772	(20,570,362)	(22,511,353)	20,939,157	4,897,351

Net change in contract owners’ equity	478,732	(26,340)	8,277,521	29,025,340	12,585,265	(22,321,484)	53,867,237	10,998,669
Contract owners’ equity beginning of period	223,445	249,785	47,777,798	18,752,458	125,005,211	147,326,695	68,805,724	57,807,055

Contract owners’ equity end of period	$702,177	223,445	56,055,319	47,777,798	137,590,476	125,005,211	122,672,961	68,805,724

CHANGES IN UNITS:
Beginning units	14,228	17,758	4,859,004	1,919,575	5,035,118	5,899,324	5,095,862	4,891,607
Units purchased	24,716	3,391	1,670,517	4,210,570	426,392	595,935	3,803,880	2,487,611
Units redeemed	(3,622)	(6,921)	(932,037)	(1,271,141)	(1,115,394)	(1,460,141)	(2,383,389)	(2,283,356)

Ending units	35,322	14,228	5,597,484	4,859,004	4,346,116	5,035,118	6,516,353	5,095,862

	JAIGS		LZREMS		LOVTRC		M2IGSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$30,773	1,592,428	106,320	(122,697)	341,749	238,087	(66,625)	(68,604)
Realized gain (loss) on investments	(2,351,849)	(8,609,147)	658,270	(1,309,702)	(82,561)	(20,538)	(72,057)	(109,363)
Change in unrealized gain (loss) on investments	13,519,548	1,656,141	8,272,544	5,253,077	118,343	(511,046)	1,250,513	(284,743)
Reinvested capital gains	-	1,277,125	-	-	-	42,909	313,256	701,323

Net increase (decrease) in contract owners’ equity resulting from operations	11,198,472	(4,083,453)	9,037,134	3,820,678	377,531	(250,588)	1,425,087	238,613

Equity transactions:
Purchase payments received from contract owners (note 3)	561,855	1,419,251	9,774,498	6,369,977	10,999,764	5,435,799	43,625	100,235
Transfers between funds	(393,748)	(2,816,761)	(3,031,202)	12,272,295	5,726,281	6,343,978	(818,741)	317,553
Redemptions (note 3)	(5,155,735)	(6,349,418)	(2,335,627)	(3,336,804)	(1,147,511)	(221,207)	(531,246)	(713,127)
Annuity benefits	(10,156)	(8,998)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7,903)	(9,214)	(1,337)	(1,233)	(98,746)	(11,429)	(480)	(586)
Contingent deferred sales charges (note 2)	(14,390)	(29,854)	(17,165)	(45,990)	(6,192)	(1,290)	(30)	(78)
Adjustments to maintain reserves	(1,125)	(694)	(598)	(416)	(284)	(29)	(239)	(128)

Net equity transactions	(5,021,202)	(7,795,688)	4,388,569	15,257,829	15,473,312	11,545,822	(1,307,111)	(296,131)

Net change in contract owners’ equity	6,177,270	(11,879,141)	13,425,703	19,078,507	15,850,843	11,295,234	117,976	(57,518)
Contract owners’ equity beginning of period	39,379,854	51,258,995	35,091,210	16,012,703	11,295,234	-	6,098,868	6,156,386

Contract owners’ equity end of period	$45,557,124	39,379,854	48,516,913	35,091,210	27,146,077	11,295,234	6,216,844	6,098,868

CHANGES IN UNITS:
Beginning units	2,427,421	2,950,471	4,087,331	2,211,426	1,134,112	-	601,619	633,135
Units purchased	401,365	405,572	2,242,353	3,408,513	1,988,321	1,404,911	26,487	88,915
Units redeemed	(639,528)	(928,622)	(1,848,998)	(1,532,608)	(461,782)	(270,799)	(142,490)	(120,431)

Ending units	2,189,258	2,427,421	4,480,686	4,087,331	2,660,651	1,134,112	485,616	601,619

	MNDSC		MVUSC		MVFSC		MVIVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(484,938)	(410,285)	5,925	4,063	700,208	1,294,762	(642,394)	(902,270)
Realized gain (loss) on investments	(784,578)	(1,074,907)	(5,532)	(5,371)	24,622,547	16,241,744	8,494,585	5,049,046
Change in unrealized gain (loss) on investments	7,124,208	2,026,483	20,168	12,019	17,306,027	(5,644,373)	50,158,403	(4,607,125)
Reinvested capital gains	605,596	1,260,284	-	3,044	16,169,518	31,270,320	257,308	5,100,115

Net increase (decrease) in contract owners’ equity resulting from operations	6,460,288	1,801,575	20,561	13,755	58,798,300	43,162,453	58,267,902	4,639,766

Equity transactions:
Purchase payments received from contract owners (note 3)	2,366,493	3,033,973	17,500	12,030	20,322,373	19,888,706	22,731,422	21,546,028
Transfers between funds	4,967,571	(1,148,923)	(3,635)	553	(13,073,965)	9,002,469	12,486,084	4,768,311
Redemptions (note 3)	(1,776,128)	(1,323,850)	-	(11,549)	(37,680,801)	(32,213,522)	(16,719,275)	(13,828,503)
Annuity benefits	-	-	-	-	(17,850)	(15,653)	(1,591)	(1,453)
Contract maintenance charges (note 2)	(88,151)	(76,678)	-	-	(2,073,173)	(2,026,270)	(1,462,012)	(1,253,142)
Contingent deferred sales charges (note 2)	(10,437)	(7,617)	-	-	(95,527)	(86,506)	(73,198)	(60,761)
Adjustments to maintain reserves	(803)	(511)	(7)	(13)	(1,408)	(1,052)	(1,439)	(1,315)

Net equity transactions	5,458,545	476,394	13,858	1,021	(32,620,351)	(5,451,828)	16,959,991	11,169,165

Net change in contract owners’ equity	11,918,833	2,277,969	34,419	14,776	26,177,949	37,710,625	75,227,893	15,808,931
Contract owners’ equity beginning of period	26,229,003	23,951,034	148,800	134,024	396,385,607	358,674,982	224,182,054	208,373,123

Contract owners’ equity end of period	$38,147,836	26,229,003	183,219	148,800	422,563,556	396,385,607	299,409,947	224,182,054

CHANGES IN UNITS:
Beginning units	1,975,791	1,931,535	13,452	13,406	13,487,674	13,646,938	14,144,359	13,447,782
Units purchased	785,601	467,281	2,966	2,131	1,357,463	2,415,827	3,577,070	3,303,139
Units redeemed	(453,012)	(423,025)	(1,874)	(2,085)	(2,379,931)	(2,575,091)	(2,589,827)	(2,606,562)

Ending units	2,308,380	1,975,791	14,544	13,452	12,465,206	13,487,674	15,131,602	14,144,359

	MSGI2		MSVFI		MSVF2		MSEM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$86,380	21,457	44,711	14,838	150,678	18,629	71,810	79,138
Realized gain (loss) on investments	(5,832)	(49,992)	12,957	1,612	108,367	215,171	14,938	6,155
Change in unrealized gain (loss) on investments	481,092	(76,485)	54,664	79,878	194,022	240,125	55,417	77,589
Reinvested capital gains	613,659	267,440	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,175,299	162,420	112,332	96,328	453,067	473,925	142,165	162,882

Equity transactions:
Purchase payments received from contract owners (note 3)	2,463,363	2,017,215	203,980	15,264	236,492	367,966	-	-
Transfers between funds	1,598,794	5,893,493	345,580	305,945	508,438	(260,489)	(23,958)	(87,113)
Redemptions (note 3)	(961,869)	(378,120)	(408,837)	(302,215)	(1,245,858)	(1,496,416)	(160,651)	(130,850)
Annuity benefits	-	-	(1,184)	-	(1,089)	(1,096)	-	-
Contract maintenance charges (note 2)	(522)	(270)	(400)	(407)	(18,890)	(20,163)	(924)	(1,032)
Contingent deferred sales charges (note 2)	(3,460)	(2,635)	-	(72)	(100)	(817)	-	(76)
Adjustments to maintain reserves	(332)	(136)	1,176	(44)	(338)	(208)	(47)	(56)

Net equity transactions	3,095,974	7,529,547	140,315	18,471	(521,345)	(1,411,223)	(185,580)	(219,127)

Net change in contract owners’ equity	4,271,273	7,691,967	252,647	114,799	(68,278)	(937,298)	(43,415)	(56,245)
Contract owners’ equity beginning of period	8,963,172	1,271,205	2,183,887	2,069,088	10,615,879	11,553,177	1,789,500	1,845,745

Contract owners’ equity end of period	$13,234,445	8,963,172	2,436,534	2,183,887	10,547,601	10,615,879	1,746,085	1,789,500

CHANGES IN UNITS:
Beginning units	964,729	154,932	164,356	163,055	799,543	908,448	64,563	72,640
Units purchased	934,178	1,215,315	57,083	71,161	91,729	122,940	-	-
Units redeemed	(612,864)	(405,518)	(48,758)	(69,860)	(131,606)	(231,845)	(6,384)	(8,077)

Ending units	1,286,043	964,729	172,681	164,356	759,666	799,543	58,179	64,563

	MSEMB		VKVGR2		MSVRE		MSVREB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$29,128	26,425	1,964	(2,122)	5	(32)	(1)	(9)
Realized gain (loss) on investments	18,903	4,662	6,512	251	1,274	1,301	155	157
Change in unrealized gain (loss) on investments	1,970	24,366	12,002	4,677	(939)	192	(114)	29
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50,001	55,453	20,478	2,806	340	1,461	40	177

Equity transactions:
Purchase payments received from contract owners (note 3)	127,972	-	42,518	537	-	(1,109)	-	-
Transfers between funds	(29,471)	542	(233,737)	51,186	-	-	-	-
Redemptions (note 3)	(50,813)	(55,217)	(49,724)	(20,662)	-	1,109	-	-
Annuity benefits	-	-	-	-	(3,103)	(3,189)	(537)	(553)
Contract maintenance charges (note 2)	(91)	(86)	(6)	(6)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(81)	(62)	(14)	(5)	1,119	1,057	(2)	3

Net equity transactions	47,516	(54,823)	(240,963)	31,050	(1,984)	(2,132)	(539)	(550)

Net change in contract owners’ equity	97,517	630	(220,485)	33,856	(1,644)	(671)	(499)	(373)
Contract owners’ equity beginning of period	601,667	601,037	436,532	402,676	28,349	29,020	3,182	3,555

Contract owners’ equity end of period	$699,184	601,667	216,047	436,532	26,705	28,349	2,683	3,182

CHANGES IN UNITS:
Beginning units	34,535	37,621	41,570	38,899	-	-	-	-
Units purchased	16,633	949	6,884	6,267	-	-	-	-
Units redeemed	(7,745)	(4,035)	(29,490)	(3,596)	-	-	-	-

Ending units	43,423	34,535	18,964	41,570	-	-	-	-

	NAMGI2		NAMAA2		NVAMV1		NVAMV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(509,499)	408,710	7,544,269	(11,636,179)	134,907	455,837	44,082	1,288,987
Realized gain (loss) on investments	(20,023)	(530,341)	597,454	(195,199)	1,156,720	797,967	4,221,995	2,261,107
Change in unrealized gain (loss) on investments	36,356,376	1,048,622	154,968,774	66,531,104	181,811	2,166,861	983,664	8,004,570
Reinvested capital gains	250,869	7,639,902	15,239,276	-	1,628,404	4,364,072	6,830,745	15,831,432

Net increase (decrease) in contract owners’ equity resulting from operations	36,077,723	8,566,893	178,349,773	54,699,726	3,101,842	7,784,737	12,080,486	27,386,096

Equity transactions:
Purchase payments received from contract owners (note 3)	109,201,385	79,822,242	323,284,516	335,165,189	668,212	643,862	13,139,872	11,302,317
Transfers between funds	(11,146,006)	(7,716,137)	53,423,836	28,328,045	(1,270,715)	624,172	(8,072,217)	8,509,725
Redemptions (note 3)	(4,767,872)	(2,279,093)	(29,520,700)	(16,670,751)	(5,634,869)	(6,314,537)	(15,879,136)	(15,355,177)
Annuity benefits	-	-	-	-	(12,502)	(4,531)	(25,653)	(23,322)
Contract maintenance charges (note 2)	(1,680,484)	(623,199)	(13,289,417)	(7,968,034)	(15,227)	(16,770)	(875,161)	(818,960)
Contingent deferred sales charges (note 2)	(53,189)	(31,665)	(568,440)	(275,491)	(2,546)	(1,307)	(44,887)	(37,607)
Adjustments to maintain reserves	(833)	(310)	(2,663)	(234)	2,042	3,434	(1,550)	(1,267)

Net equity transactions	91,553,001	69,171,838	333,327,132	338,578,724	(6,265,605)	(5,065,677)	(11,758,732)	3,575,709

Net change in contract owners’ equity	127,630,724	77,738,731	511,676,905	393,278,450	(3,163,763)	2,719,060	321,754	30,961,805
Contract owners’ equity beginning of period	142,032,231	64,293,500	987,741,851	594,463,401	47,747,239	45,028,179	185,461,886	154,500,081

Contract owners’ equity end of period	$269,662,955	142,032,231	1,499,418,756	987,741,851	44,583,476	47,747,239	185,783,640	185,461,886

CHANGES IN UNITS:
Beginning units	13,095,102	6,439,133	96,551,805	62,152,068	1,867,130	2,093,055	7,464,284	7,354,304
Units purchased	9,514,216	8,015,208	36,584,254	39,646,036	69,216	112,845	1,142,504	1,753,865
Units redeemed	(1,913,695)	(1,359,239)	(6,695,442)	(5,246,299)	(310,464)	(338,770)	(1,609,446)	(1,643,885)

Ending units	20,695,623	13,095,102	126,440,617	96,551,805	1,625,882	1,867,130	6,997,342	7,464,284

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(25,164,923)	25,226,479	(5,427,470)	23,743,520	(2,523,242)	(87,576)	(6,524,106)	(5,556,370)
Realized gain (loss) on investments	63,719,828	14,746,963	1,421,598	8,722,404	11,564,938	9,480,510	19,500,576	9,536,982
Change in unrealized gain (loss) on investments	652,513,562	16,448,644	38,417,907	(25,182,335)	41,874,751	(37,020,712)	63,546,186	(61,254,146)
Reinvested capital gains	141,948,822	347,686,969	7,435,690	7,694,907	24,035,364	24,533,853	39,086,580	86,756,436

Net increase (decrease) in contract owners’ equity resulting from operations	833,017,289	404,109,055	41,847,725	14,978,496	74,951,811	(3,093,925)	115,609,236	29,482,902

Equity transactions:
Purchase payments received from contract owners (note 3)	379,476,113	439,925,786	374,324,680	409,489,117	25,480,653	23,522,797	54,589,133	41,298,095
Transfers between funds	16,447,363	98,668,652	260,298,163	44,512,087	(4,166,053)	(5,591,398)	6,720,930	(17,031,101)
Redemptions (note 3)	(429,635,887)	(328,189,173)	(135,928,199)	(112,874,001)	(22,455,480)	(16,239,920)	(40,913,009)	(27,501,235)
Annuity benefits	(16,998)	(15,163)	(41,255)	(44,750)	(5,795)	(5,254)	(20,698)	(14,179)
Contract maintenance charges (note 2)	(64,136,717)	(57,578,466)	(28,438,676)	(22,806,370)	(1,334,942)	(1,174,203)	(1,502,317)	(1,343,441)
Contingent deferred sales charges (note 2)	(1,817,479)	(1,994,580)	(961,852)	(1,059,401)	(84,915)	(68,907)	(120,200)	(129,083)
Adjustments to maintain reserves	(72,951)	(1,718)	(51,684)	8,769	(6,078)	(9,632)	(1,992)	264

Net equity transactions	(99,756,556)	150,815,338	469,201,177	317,225,451	(2,572,610)	433,483	18,751,847	(4,720,680)

Net change in contract owners’ equity	733,260,733	554,924,393	511,048,902	332,203,947	72,379,201	(2,660,442)	134,361,083	24,762,222
Contract owners’ equity beginning of period	5,946,135,338	5,391,210,945	2,298,311,738	1,966,107,791	257,511,644	260,172,086	441,447,667	416,685,445

Contract owners’ equity end of period	$6,679,396,071	5,946,135,338	2,809,360,640	2,298,311,738	329,890,845	257,511,644	575,808,750	441,447,667

CHANGES IN UNITS:
Beginning units	385,906,351	375,976,645	199,364,903	172,807,397	16,411,990	16,378,721	27,107,207	27,464,041
Units purchased	36,403,350	49,534,670	58,627,810	47,800,368	3,228,466	2,897,082	5,407,062	4,162,320
Units redeemed	(42,599,488)	(39,604,964)	(18,906,401)	(21,242,862)	(3,335,556)	(2,863,813)	(4,398,049)	(4,519,154)

Ending units	379,710,213	385,906,351	239,086,312	199,364,903	16,304,900	16,411,990	28,116,220	27,107,207

	GVAGI2		HIBF		GEM		GEM2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,547,251)	(6,942,912)	2,544,917	2,849,360	7,643	(41,503)	(370,728)	(390,715)
Realized gain (loss) on investments	94,071,612	38,043,268	1,563,385	(3,914,095)	102,492	(396,133)	267,624	(2,699,223)
Change in unrealized gain (loss) on investments	145,223,909	(147,452,882)	(594,278)	9,905,911	2,925,748	926,106	17,812,475	5,735,055
Reinvested capital gains	279,886,157	340,271,573	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	516,634,427	223,919,047	3,514,024	8,841,176	3,035,883	488,470	17,709,371	2,645,117

Equity transactions:
Purchase payments received from contract owners (note 3)	320,540,696	375,324,250	4,001,993	3,900,472	527,268	278,740	5,462,579	2,256,802
Transfers between funds	(184,503,491)	(24,673,852)	(6,641,164)	6,062,951	1,018,387	(281,640)	3,983,393	(6,192,850)
Redemptions (note 3)	(155,860,138)	(125,322,795)	(8,198,110)	(8,479,153)	(1,345,805)	(1,269,468)	(4,435,298)	(4,200,139)
Annuity benefits	(22,962)	(20,441)	(311)	(306)	(846)	(703)	(7,171)	(5,511)
Contract maintenance charges (note 2)	(28,021,397)	(23,168,825)	(3,787)	(4,429)	(4,013)	(4,457)	(3,508)	(3,904)
Contingent deferred sales charges (note 2)	(1,020,035)	(1,138,077)	(11,541)	(16,000)	(609)	(892)	(12,936)	(18,652)
Adjustments to maintain reserves	(37,720)	15,451	(1,156)	(902)	(1,029)	(2,606)	(2,195)	(2,982)

Net equity transactions	(48,925,047)	201,015,711	(10,854,076)	1,462,633	193,353	(1,281,026)	4,984,864	(8,167,236)

Net change in contract owners’ equity	467,709,380	424,934,758	(7,340,052)	10,303,809	3,229,236	(792,556)	22,694,235	(5,522,119)
Contract owners’ equity beginning of period	2,606,759,337	2,181,824,579	72,969,003	62,665,194	7,807,404	8,599,960	45,436,271	50,958,390

Contract owners’ equity end of period	$3,074,468,717	2,606,759,337	65,628,951	72,969,003	11,036,640	7,807,404	68,130,506	45,436,271

CHANGES IN UNITS:
Beginning units	180,180,514	165,263,144	3,399,461	3,261,275	426,004	494,600	1,775,366	2,110,360
Units purchased	23,656,166	35,739,816	733,149	3,020,172	137,370	63,310	659,706	346,748
Units redeemed	(27,211,273)	(20,822,446)	(1,237,531)	(2,881,986)	(111,048)	(131,906)	(481,303)	(681,742)

Ending units	176,625,407	180,180,514	2,895,079	3,399,461	452,326	426,004	1,953,769	1,775,366

	GIG		NVIE6		NVNMO1		NVNMO2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$65,904	131,346	(20,399)	142,457	(608,264)	(375,527)	(314,396)	(203,087)
Realized gain (loss) on investments	62,608	(462,773)	1,174,413	143,621	2,945,968	1,635,282	490,052	95,215
Change in unrealized gain (loss) on investments	3,854,846	186,332	8,773,063	(602,833)	11,646,608	3,271,494	5,592,992	1,582,050
Reinvested capital gains	-	-	-	-	1,527,858	3,293,419	677,596	1,197,666

Net increase (decrease) in contract owners’ equity resulting from operations	3,983,358	(145,095)	9,927,077	(316,755)	15,512,170	7,824,668	6,446,244	2,671,844

Equity transactions:
Purchase payments received from contract owners (note 3)	221,676	308,532	4,066,493	2,145,876	901,531	615,396	6,162,791	820,551
Transfers between funds	(130,605)	(536,080)	3,412,854	(604,164)	(658,473)	(1,829,395)	4,556,128	(915,465)
Redemptions (note 3)	(1,870,032)	(2,380,928)	(3,118,660)	(2,261,999)	(8,621,425)	(7,127,561)	(2,252,645)	(2,330,106)
Annuity benefits	(4,534)	(4,019)	-	-	(15,987)	(11,893)	-	-
Contract maintenance charges (note 2)	(6,789)	(7,334)	(226,258)	(208,064)	(26,084)	(27,580)	(208,639)	(196,156)
Contingent deferred sales charges (note 2)	(912)	(1,265)	(12,508)	(6,264)	(884)	(1,271)	(6,299)	(11,652)
Adjustments to maintain reserves	75	175	(1,176)	(565)	(8,178)	929	(761)	(361)

Net equity transactions	(1,791,121)	(2,620,919)	4,120,745	(935,180)	(8,429,500)	(8,381,375)	8,250,575	(2,633,189)

Net change in contract owners’ equity	2,192,237	(2,766,014)	14,047,822	(1,251,935)	7,082,670	(556,707)	14,696,819	38,655
Contract owners’ equity beginning of period	15,997,230	18,763,244	38,728,376	39,980,311	70,866,178	71,422,885	25,449,885	25,411,230

Contract owners’ equity end of period	$18,189,467	15,997,230	52,776,198	38,728,376	77,948,848	70,866,178	40,146,704	25,449,885

CHANGES IN UNITS:
Beginning units	1,229,114	1,434,332	4,680,764	4,786,711	4,870,321	5,502,381	1,806,938	2,018,042
Units purchased	50,240	46,105	1,268,749	810,273	109,164	54,953	1,085,438	151,980
Units redeemed	(167,655)	(251,323)	(841,913)	(916,220)	(634,204)	(687,013)	(572,932)	(363,084)

Ending units	1,111,699	1,229,114	5,107,600	4,680,764	4,345,281	4,870,321	2,319,444	1,806,938

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(15,102)	(11,528)	(1,174,296)	(956,565)	(317,749)	416,645	8,626,403	25,057,363
Realized gain (loss) on investments	(28,673)	(51,451)	10,258,748	10,461,002	1,248,950	207,217	39,859,951	28,162,185
Change in unrealized gain (loss) on investments	193,467	10,537	(1,435,730)	(12,079,891)	5,738,071	(1,805,131)	68,628,464	(59,493,934)
Reinvested capital gains	185,986	211,717	10,582,509	11,920,463	4,858,858	5,384,382	104,446,870	102,592,055

Net increase (decrease) in contract owners’ equity resulting from operations	335,678	159,275	18,231,231	9,345,009	11,528,130	4,203,113	221,561,688	96,317,669

Equity transactions:
Purchase payments received from contract owners (note 3)	115,273	131,675	3,844,142	2,320,904	3,415,494	6,045,850	74,358,097	132,371,513
Transfers between funds	49,015	(115,397)	(4,906,206)	(5,256,394)	(2,295,842)	(2,454,370)	(36,608,297)	(28,905,460)
Redemptions (note 3)	(395,515)	(542,045)	(14,590,168)	(13,267,784)	(6,150,036)	(5,012,865)	(128,422,984)	(117,650,449)
Annuity benefits	-	-	(7,948)	(6,839)	(859)	(769)	(9,317)	(8,908)
Contract maintenance charges (note 2)	(831)	(889)	(677,927)	(699,172)	(4,643)	(5,129)	(26,361,616)	(24,976,954)
Contingent deferred sales charges (note 2)	(840)	(2,221)	(16,325)	(11,685)	(33,094)	(18,560)	(814,664)	(1,156,377)
Adjustments to maintain reserves	(145)	(33)	(938)	(759)	(841)	(740)	(5,890)	(6,701)

Net equity transactions	(233,043)	(528,910)	(16,355,370)	(16,921,729)	(5,069,821)	(1,446,583)	(117,864,671)	(40,333,336)

Net change in contract owners’ equity	102,635	(369,635)	1,875,861	(7,576,720)	6,458,309	2,756,530	103,697,017	55,984,333
Contract owners’ equity beginning of period	2,103,063	2,472,698	117,910,139	125,486,859	67,472,151	64,715,621	2,182,848,151	2,126,863,818

Contract owners’ equity end of period	$2,205,698	2,103,063	119,786,000	117,910,139	73,930,460	67,472,151	2,286,545,168	2,182,848,151

CHANGES IN UNITS:
Beginning units	129,072	164,906	7,416,099	8,567,800	5,239,664	5,356,750	170,712,773	174,013,314
Units purchased	17,193	11,950	442,508	420,253	420,300	614,587	9,432,544	14,270,541
Units redeemed	(30,627)	(47,784)	(1,400,715)	(1,571,954)	(788,205)	(731,673)	(18,312,528)	(17,571,082)

Ending units	115,638	129,072	6,457,892	7,416,099	4,871,759	5,239,664	161,832,789	170,712,773

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,297,214	31,207,156	3,757,723	6,938,839	6,713,900	31,055,490	(358,169)	3,576,908
Realized gain (loss) on investments	41,841,224	38,162,617	(1,642,979)	(2,367,910)	39,684,833	35,750,699	3,453,611	3,486,766
Change in unrealized gain (loss) on investments	135,953,914	(128,136,197)	16,586,935	(2,166,263)	103,001,685	(115,104,841)	23,396,173	(16,475,654)
Reinvested capital gains	176,519,613	203,418,155	14,653,561	19,745,565	162,989,937	180,128,157	27,965,620	29,619,034

Net increase (decrease) in contract owners’ equity resulting from operations	357,611,965	144,651,731	33,355,240	22,150,231	312,390,355	131,829,505	54,457,235	20,207,054

Equity transactions:
Purchase payments received from contract owners (note 3)	20,780,133	23,870,566	21,698,707	39,312,245	31,530,519	44,648,329	6,693,492	10,070,085
Transfers between funds	(24,703,012)	(49,763,657)	(3,920,118)	26,499,072	(41,886,594)	(48,711,686)	(7,969,176)	(8,816,165)
Redemptions (note 3)	(176,561,967)	(151,074,616)	(68,305,737)	(64,390,277)	(184,772,183)	(144,957,349)	(36,469,964)	(31,153,160)
Annuity benefits	(10,949)	(5,045)	(2,424)	(2,420)	(5,481)	(5,150)	-	-
Contract maintenance charges (note 2)	(32,733,312)	(32,398,552)	(8,904,735)	(8,843,857)	(30,186,950)	(29,845,889)	(1,871,611)	(1,991,854)
Contingent deferred sales charges (note 2)	(439,054)	(616,200)	(313,524)	(573,547)	(651,734)	(897,851)	(57,659)	(54,813)
Adjustments to maintain reserves	(9,659)	(3,748)	(9,615)	(911)	(23,070)	(190)	(1,377)	(780)

Net equity transactions	(213,677,820)	(209,991,252)	(59,757,446)	(7,999,695)	(225,995,493)	(179,769,786)	(39,676,295)	(31,946,687)

Net change in contract owners’ equity	143,934,145	(65,339,521)	(26,402,206)	14,150,536	86,394,862	(47,940,281)	14,780,940	(11,739,633)
Contract owners’ equity beginning of period	2,632,411,493	2,697,751,014	723,059,085	708,908,549	2,652,047,952	2,699,988,233	354,523,164	366,262,797

Contract owners’ equity end of period	$2,776,345,638	2,632,411,493	696,656,879	723,059,085	2,738,442,814	2,652,047,952	369,304,104	354,523,164

CHANGES IN UNITS:
Beginning units	200,598,080	217,431,242	60,815,023	61,515,066	204,434,070	218,892,033	27,286,181	29,878,087
Units purchased	5,277,793	5,916,997	7,397,530	11,846,905	6,150,807	7,241,278	1,047,070	2,205,806
Units redeemed	(20,447,124)	(22,750,159)	(12,371,041)	(12,546,948)	(22,644,335)	(21,699,241)	(3,881,778)	(4,797,712)

Ending units	185,428,749	200,598,080	55,841,512	60,815,023	187,940,542	204,434,070	24,451,473	27,286,181

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,275,352	9,029,250	56,242	61,024	1,452,258	1,279,749	589,578	903,701
Realized gain (loss) on investments	8,115,646	6,102,786	(17,267)	10,735	184,667	220,201	(430,054)	(157,108)
Change in unrealized gain (loss) on investments	20,510,203	(12,282,810)	64,944	58,998	1,026,816	1,371,622	1,350,537	109,490
Reinvested capital gains	33,317,810	32,712,462	—	6,228	—	168,646	—	265,927

Net increase (decrease) in contract owners’ equity resulting from operations	65,219,011	35,561,688	103,919	136,985	2,663,741	3,040,218	1,510,061	1,122,010

Equity transactions:
Purchase payments received from contract owners (note 3)	21,854,076	44,043,351	48,700	134,224	5,792,521	6,408,011	3,215,265	5,082,393
Transfers between funds	(17,623,463)	(12,530,690)	127,425	805,439	5,559,965	516,167	2,850,402	497,281
Redemptions (note 3)	(59,954,856)	(57,867,931)	(298,295)	(455,344)	(9,592,067)	(9,304,867)	(4,458,172)	(4,107,198)
Annuity benefits	—	(12,899)	—	—	(6,232)	(6,206)	—	—
Contract maintenance charges (note 2)	(9,543,950)	(9,395,409)	(826)	(941)	(606,285)	(556,661)	(548,213)	(545,877)
Contingent deferred sales charges (note 2)	(360,852)	(416,740)	(534)	(313)	(19,237)	(11,946)	(15,348)	(27,086)
Adjustments to maintain reserves	(2,339)	(2,723)	(34)	(59)	(896)	(737)	(781)	(637)

Net equity transactions	(65,631,384)	(36,183,041)	(123,564)	483,006	1,127,769	(2,956,239)	1,043,153	898,876

Net change in contract owners’ equity	(412,373)	(621,353)	(19,645)	619,991	3,791,510	83,979	2,553,214	2,020,886
Contract owners’ equity beginning of period	819,439,987	820,061,340	3,482,975	2,862,984	96,083,897	95,999,918	67,608,454	65,587,568

Contract owners’ equity end of period	$819,027,614	819,439,987	3,463,330	3,482,975	99,875,407	96,083,897	70,161,668	67,608,454

CHANGES IN UNITS:
Beginning units	65,146,020	68,111,828	272,710	233,064	7,826,378	8,086,301	5,144,916	5,081,927
Units purchased	3,077,446	6,185,866	35,616	131,905	2,632,173	1,843,876	927,342	1,501,419
Units redeemed	(8,096,066)	(9,151,674)	(45,107)	(92,259)	(2,538,996)	(2,103,799)	(850,164)	(1,438,430)

Ending units	60,127,400	65,146,020	263,219	272,710	7,919,555	7,826,378	5,222,094	5,144,916

	TRF		TRF2		GBF		GVIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(387,869)	102,829	(834,428)	(420,234)	1,298,348	950,760	26,317	12,563
Realized gain (loss) on investments	3,171,918	3,934,928	15,022,062	12,720,531	(3,952,023)	(3,800,037)	18,714	(11,811)
Change in unrealized gain (loss) on investments	18,811,471	7,058,044	4,652,507	(2,458,379)	4,016,670	1,598,835	137,198	11,004
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,595,520	11,095,801	18,840,141	9,841,918	1,362,995	(1,250,442)	182,229	11,756

Equity transactions:
Purchase payments received from contract owners (note 3)	1,030,174	1,471,776	2,461,815	2,959,287	5,139,597	8,119,029	499,497	173,938
Transfers between funds	(1,270,412)	(1,825,628)	(5,954,192)	(8,177,591)	7,080,585	5,528,118	209,458	190,762
Redemptions (note 3)	(11,626,956)	(13,138,176)	(13,719,185)	(13,373,752)	(28,673,409)	(29,719,293)	(117,472)	(85,504)
Annuity benefits	(48,504)	(42,470)	(5,904)	(5,062)	(20,832)	(22,485)	-	-
Contract maintenance charges (note 2)	(61,224)	(66,418)	(555,509)	(575,431)	(1,011,833)	(1,023,644)	(113)	(562)
Contingent deferred sales charges (note 2)	(1,501)	(2,960)	(20,428)	(9,675)	(38,533)	(61,648)	-	-
Adjustments to maintain reserves	1,019	5,976	(2,077)	(890)	1,011	4,051	(20)	1

Net equity transactions	(11,977,404)	(13,597,900)	(17,795,480)	(19,183,114)	(17,523,414)	(17,175,872)	591,350	278,635

Net change in contract owners’ equity	9,618,116	(2,502,099)	1,044,661	(9,341,196)	(16,160,419)	(18,426,314)	773,579	290,391
Contract owners’ equity beginning of period	119,350,999	121,853,098	111,083,740	120,424,936	218,506,789	236,933,103	589,297	298,906

Contract owners’ equity end of period	$128,969,115	119,350,999	112,128,401	111,083,740	202,346,370	218,506,789	1,362,876	589,297

CHANGES IN UNITS:
Beginning units	1,304,033	1,468,479	4,706,075	5,584,163	13,597,359	14,815,954	57,766	29,332
Units purchased	10,696	24,251	271,559	282,574	1,666,653	3,700,953	63,845	36,982
Units redeemed	(130,430)	(188,697)	(963,046)	(1,160,662)	(2,843,034)	(4,919,548)	(13,666)	(8,548)

Ending units	1,184,299	1,304,033	4,014,588	4,706,075	12,420,978	13,597,359	107,945	57,766

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$807,297	474,704	(206,600)	(97,766)	5,866,069	7,351,976	2,638,736	4,647,999
Realized gain (loss) on investments	1,303,617	(284,916)	7,814,835	8,683,793	18,577,696	3,835,554	33,710,891	23,504,863
Change in unrealized gain (loss) on investments	11,336,940	(639,864)	6,920,957	(8,744,217)	79,545,096	21,735,444	94,874,082	1,058,936
Reinvested capital gains	-	-	13,088,003	13,024,614	37,319,326	33,730,951	55,312,340	56,678,929

Net increase (decrease) in contract owners’ equity resulting from operations	13,447,854	(450,076)	27,617,195	12,866,424	141,308,187	66,653,925	186,536,049	85,890,727

Equity transactions:
Purchase payments received from contract owners (note 3)	15,284,026	6,472,830	5,741,135	8,873,402	78,720,979	182,875,045	18,587,486	18,250,545
Transfers between funds	1,842,158	640,630	(1,590,586)	(6,744,922)	(22,793,747)	8,975,590	1,614,371	(9,817,480)
Redemptions (note 3)	(3,484,367)	(2,939,438)	(20,754,233)	(22,831,256)	(75,922,122)	(65,478,027)	(97,843,592)	(56,988,225)
Annuity benefits	(2,798)	(2,097)	(15,741)	(14,149)	-	-	(2,556)	(2,378)
Contract maintenance charges (note 2)	(224,771)	(189,892)	(22,258)	(25,486)	(18,052,769)	(15,747,350)	(18,543,111)	(17,843,019)
Contingent deferred sales charges (note 2)	(25,102)	(16,506)	(37,608)	(15,408)	(647,358)	(794,611)	(356,666)	(312,028)
Adjustments to maintain reserves	(1,507)	(2,215)	(159)	357	(1,869)	(1,139)	(3,241)	(1,072)

Net equity transactions	13,387,639	3,963,312	(16,679,450)	(20,757,462)	(38,696,886)	109,829,508	(96,547,309)	(66,713,657)

Net change in contract owners’ equity	26,835,493	3,513,236	10,937,745	(7,891,038)	102,611,301	176,483,433	89,988,740	19,177,070
Contract owners’ equity beginning of period	54,370,257	50,857,021	175,617,342	183,508,380	1,499,704,435	1,323,221,002	1,461,485,391	1,442,308,321

Contract owners’ equity end of period	$81,205,750	54,370,257	186,555,087	175,617,342	1,602,315,736	1,499,704,435	1,551,474,131	1,461,485,391

CHANGES IN UNITS:
Beginning units	5,900,388	5,462,717	7,220,827	8,101,133	94,544,701	87,448,829	79,973,616	83,811,605
Units purchased	2,564,345	1,278,185	575,126	1,026,622	6,373,067	15,471,561	2,976,568	3,091,301
Units redeemed	(1,290,016)	(840,514)	(1,235,000)	(1,906,928)	(8,749,421)	(8,375,689)	(7,907,344)	(6,929,290)

Ending units	7,174,717	5,900,388	6,560,953	7,220,827	92,168,347	94,544,701	75,042,840	79,973,616

	GVIDC		GVIDM		GVDMA		GVDMC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,744,127	3,289,834	5,793,122	8,408,276	832,128	1,940,312	2,771,516	3,671,409
Realized gain (loss) on investments	(93,569)	(659,347)	17,321,998	22,225,706	16,014,926	(2,241,852)	966,137	(1,421,799)
Change in unrealized gain (loss) on investments	10,797,435	1,660,280	90,438,625	(31,627,249)	46,423,546	(5,810,385)	22,037,547	1,148,048
Reinvested capital gains	14,022,699	14,531,324	141,481,794	128,451,854	52,403,736	60,773,482	34,166,181	29,793,146

Net increase (decrease) in contract owners’ equity resulting from operations	27,470,692	18,822,091	255,035,539	127,458,587	115,674,336	54,661,557	59,941,381	33,190,804

Equity transactions:
Purchase payments received from contract owners (note 3)	23,798,266	54,356,554	30,723,673	43,494,557	14,709,413	17,455,322	23,894,504	48,356,711
Transfers between funds	21,630,763	60,787,630	(16,042,641)	(50,579,619)	(19,194,678)	(20,078,190)	(16,741,017)	75,499
Redemptions (note 3)	(88,010,856)	(80,912,145)	(187,007,358)	(179,297,657)	(94,381,996)	(96,715,610)	(68,611,658)	(60,513,343)
Annuity benefits	-	-	(18,883)	(17,876)	(17,973)	(16,431)	(10,569)	(9,869)
Contract maintenance charges (note 2)	(8,014,337)	(7,617,115)	(20,518,145)	(20,302,343)	(3,660,819)	(3,960,626)	(7,878,047)	(7,544,369)
Contingent deferred sales charges (note 2)	(800,682)	(674,735)	(543,741)	(531,118)	(58,272)	(79,903)	(207,239)	(334,941)
Adjustments to maintain reserves	(8,686)	(1,032)	(14,114)	(1,591)	(50,696)	(330)	(3,113)	(838)

Net equity transactions	(51,405,532)	25,939,157	(193,421,209)	(207,235,647)	(102,655,021)	(103,395,768)	(69,557,139)	(19,971,150)

Net change in contract owners’ equity	(23,934,840)	44,761,248	61,614,330	(79,777,060)	13,019,315	(48,734,211)	(9,615,758)	13,219,654
Contract owners’ equity beginning of period	692,459,501	647,698,253	2,360,990,523	2,440,767,583	819,542,485	868,276,696	821,952,792	808,733,138

Contract owners’ equity end of period	$668,524,661	692,459,501	2,422,604,853	2,360,990,523	832,561,800	819,542,485	812,337,034	821,952,792

CHANGES IN UNITS:
Beginning units	48,849,367	46,933,158	122,410,696	133,428,382	35,794,497	40,552,102	48,904,136	50,084,778
Units purchased	7,304,166	14,554,381	4,702,375	5,422,378	1,373,892	2,099,134	2,431,137	5,085,392
Units redeemed	(10,928,913)	(12,638,172)	(14,032,541)	(16,440,064)	(5,494,042)	(6,856,739)	(6,384,894)	(6,266,034)

Ending units	45,224,620	48,849,367	113,080,530	122,410,696	31,674,347	35,794,497	44,950,379	48,904,136

	MCIF		SAM		NVMIG1		NVMIG6
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(910,521)	(352,540)	(5,697,017)	(8,815,824)	(26,871)	23,260	(635,861)	(356,103)
Realized gain (loss) on investments	8,142,863	6,612,039	-	70	(302,268)	(630,208)	5,627,863	2,775,791
Change in unrealized gain (loss) on investments	8,504,743	6,452,896	-	-	5,523,835	(762,957)	18,817,170	(9,431,479)
Reinvested capital gains	13,368,103	15,673,890	-	11,933	-	526,958	-	2,468,062

Net increase (decrease) in contract owners’ equity resulting from operations	29,105,188	28,386,285	(5,697,017)	(8,803,821)	5,194,696	(842,947)	23,809,172	(4,543,729)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,825,991	21,044,825	134,583,888	156,658,564	204,736	321,036	1,969,627	2,460,206
Transfers between funds	2,906,902	2,694,315	160,525,058	193,891,658	(307,028)	(434,236)	(4,290,932)	(1,290,827)
Redemptions (note 3)	(18,037,772)	(12,999,514)	(353,706,358)	(346,700,751)	(2,673,909)	(2,624,422)	(13,039,068)	(12,527,248)
Annuity benefits	(16,480)	(14,122)	(102,521)	(108,137)	(10,623)	(9,806)	(2,517)	(2,374)
Contract maintenance charges (note 2)	(520,777)	(482,767)	(1,582,471)	(1,632,243)	(8,681)	(9,797)	(733,060)	(729,113)
Contingent deferred sales charges (note 2)	(68,972)	(31,695)	(239,858)	(624,636)	(552)	(1,180)	(18,817)	(16,028)
Adjustments to maintain reserves	(2,438)	(516)	(17,304)	3,194	(507)	579	1,080	(829)

Net equity transactions	18,086,454	10,210,526	(60,539,566)	1,487,649	(2,796,564)	(2,757,826)	(16,113,687)	(12,106,213)

Net change in contract owners’ equity	47,191,642	38,596,811	(66,236,583)	(7,316,172)	2,398,132	(3,600,773)	7,695,485	(16,649,942)
Contract owners’ equity beginning of period	194,095,039	155,498,228	584,486,098	591,802,270	22,625,401	26,226,174	104,890,102	121,540,044

Contract owners’ equity end of period	$241,286,681	194,095,039	518,249,515	584,486,098	25,023,533	22,625,401	112,585,587	104,890,102

CHANGES IN UNITS:
Beginning units	5,547,630	5,257,305	50,109,476	50,544,180	2,452,159	2,745,069	10,445,091	11,631,797
Units purchased	1,725,265	1,323,349	51,365,925	61,274,739	39,934	54,880	855,068	827,698
Units redeemed	(1,207,958)	(1,033,024)	(55,890,931)	(61,709,443)	(306,566)	(347,790)	(2,238,548)	(2,014,404)

Ending units	6,064,937	5,547,630	45,584,470	50,109,476	2,185,527	2,452,159	9,061,611	10,445,091

	GVDIVI		GVDIV2		NVMLG1		NVMLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,341	50,972	511,128	605,063	(88,930)	(45,364)	(1,651,032)	(1,032,213)
Realized gain (loss) on investments	(41,839)	(135,871)	(787,169)	(3,101,459)	257,247	293,206	5,950,549	3,807,736
Change in unrealized gain (loss) on investments	594,117	186,419	11,079,223	4,706,938	1,730,187	(1,462,586)	18,675,297	(18,218,947)
Reinvested capital gains	-	-	-	-	384,425	1,282,059	4,906,145	15,670,880

Net increase (decrease) in contract owners’ equity resulting from operations	593,619	101,520	10,803,182	2,210,542	2,282,929	67,315	27,880,959	227,456

Equity transactions:
Purchase payments received from contract owners (note 3)	59,319	91,485	1,590,419	2,127,738	121,905	156,428	5,403,843	4,132,669
Transfers between funds	(145,536)	32,263	(3,559,802)	1,068,162	7,861	(37,749)	(6,147,730)	(4,219,826)
Redemptions (note 3)	(340,789)	(544,542)	(5,379,696)	(4,335,066)	(1,261,002)	(1,200,335)	(11,130,429)	(11,337,571)
Annuity benefits	(697)	-	(1,030)	(895)	(2,472)	(1,341)	(16,904)	(15,098)
Contract maintenance charges (note 2)	(944)	(1,067)	(472,229)	(455,838)	(3,553)	(3,684)	(446,222)	(444,202)
Contingent deferred sales charges (note 2)	(348)	(108)	(15,827)	(13,458)	(1,779)	(716)	(34,315)	(23,340)
Adjustments to maintain reserves	(128)	(80)	(1,475)	(831)	2,389	(692)	(4,947)	(909)

Net equity transactions	(429,123)	(422,049)	(7,839,640)	(1,610,188)	(1,136,651)	(1,088,089)	(12,376,704)	(11,908,277)

Net change in contract owners’ equity	164,496	(320,529)	2,963,542	600,354	1,146,278	(1,020,774)	15,504,255	(11,680,821)
Contract owners’ equity beginning of period	3,011,220	3,331,749	56,333,228	55,732,874	8,404,790	9,425,564	105,579,270	117,260,091

Contract owners’ equity end of period	$3,175,716	3,011,220	59,296,770	56,333,228	9,551,068	8,404,790	121,083,525	105,579,270

CHANGES IN UNITS:
Beginning units	343,303	394,375	3,854,051	3,936,869	554,024	621,350	7,269,482	8,107,986
Units purchased	14,411	29,465	320,285	1,035,852	45,970	50,699	829,085	644,510
Units redeemed	(60,311)	(80,537)	(816,816)	(1,118,670)	(110,167)	(118,025)	(1,581,809)	(1,483,014)

Ending units	297,403	343,303	3,357,520	3,854,051	489,827	554,024	6,516,758	7,269,482

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,839	19,372	(303,382)	201,269	(2,237,464)	(2,066,284)	(1,754,222)	(1,684,734)
Realized gain (loss) on investments	(120,460)	(163,306)	(184,050)	1,737,825	7,328,335	5,702,580	1,058,426	3,820,135
Change in unrealized gain (loss) on investments	402,275	244,262	6,406,173	316,330	25,532,149	(14,222,089)	20,517,595	(10,884,635)
Reinvested capital gains	220,169	376,324	4,199,587	7,811,646	8,469,406	17,985,176	6,080,142	12,826,085

Net increase (decrease) in contract owners’ equity resulting from operations	506,823	476,652	10,118,328	10,067,070	39,092,426	7,399,383	25,901,941	4,076,851

Equity transactions:
Purchase payments received from contract owners (note 3)	42,578	73,658	4,063,637	3,995,243	1,245,973	1,354,188	7,482,483	4,565,862
Transfers between funds	332,045	74,888	(13,802,740)	10,745,795	(2,386,737)	(3,271,794)	1,619,839	(12,273,894)
Redemptions (note 3)	(591,639)	(538,162)	(6,835,327)	(6,545,432)	(17,004,584)	(16,071,373)	(12,485,104)	(12,290,333)
Annuity benefits	-	-	-	-	(14,129)	(20,454)	(4,149)	(3,580)
Contract maintenance charges (note 2)	(1,273)	(1,307)	(346,043)	(351,535)	(73,710)	(78,095)	(550,775)	(554,033)
Contingent deferred sales charges (note 2)	(806)	(49)	(29,529)	(18,869)	(1,743)	(4,261)	(48,484)	(47,766)
Adjustments to maintain reserves	(71)	(84)	(1,580)	(924)	(13,576)	(58,941)	(2,316)	(1,007)

Net equity transactions	(219,166)	(391,056)	(16,951,582)	7,824,278	(18,248,506)	(18,150,730)	(3,988,506)	(20,604,751)

Net change in contract owners’ equity	287,657	85,596	(6,833,254)	17,891,348	20,843,920	(10,751,347)	21,913,435	(16,527,900)
Contract owners’ equity beginning of period	4,009,163	3,923,567	95,485,885	77,594,537	157,549,258	168,300,605	104,615,539	121,143,439

Contract owners’ equity end of period	$4,296,820	4,009,163	88,652,631	95,485,885	178,393,178	157,549,258	126,528,974	104,615,539

CHANGES IN UNITS:
Beginning units	222,753	250,352	6,504,812	6,048,438	10,317,863	11,576,148	7,147,706	8,659,725
Units purchased	42,937	43,921	1,039,170	1,854,694	134,334	136,375	1,505,297	1,170,439
Units redeemed	(54,349)	(71,520)	(2,169,428)	(1,398,320)	(1,184,593)	(1,394,660)	(1,757,960)	(2,682,458)

Ending units	211,341	222,753	5,374,554	6,504,812	9,267,604	10,317,863	6,895,043	7,147,706

	NVMMV1		NVMMV2		SCGF		SCGF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,680	3,317	(832,520)	(135,162)	(77,350)	(69,130)	(500,876)	(452,457)
Realized gain (loss) on investments	(4,603)	(15,247)	7,053,790	9,373,464	(362,488)	(134,522)	(1,420,987)	(2,333,898)
Change in unrealized gain (loss) on investments	41,305	24,970	11,583,847	7,027,811	1,632,695	(698,343)	8,098,689	(2,052,996)
Reinvested capital gains	33,050	26,166	14,016,904	23,525,402	46,948	1,166,798	260,704	6,597,062

Net increase (decrease) in contract owners’ equity resulting from operations	75,432	39,206	31,822,021	39,791,515	1,239,805	264,803	6,437,530	1,757,711

Equity transactions:
Purchase payments received from contract owners (note 3)	26,286	349,271	5,323,214	6,938,102	187,636	114,344	2,757,776	2,018,481
Transfers between funds	97,185	(41,764)	(7,553,420)	(12,745,246)	210,244	(554,877)	(684,447)	(2,022,910)
Redemptions (note 3)	(59,690)	(725)	(28,566,524)	(27,852,861)	(707,729)	(746,759)	(2,802,981)	(2,396,014)
Annuity benefits	-	-	(7,338)	(5,132)	(3,066)	(2,611)	(1,937)	(1,667)
Contract maintenance charges (note 2)	(180)	(264)	(565,677)	(585,708)	(2,066)	(2,085)	(82,997)	(81,833)
Contingent deferred sales charges (note 2)	-	-	(50,354)	(21,673)	(410)	(439)	(14,427)	(3,834)
Adjustments to maintain reserves	(10)	(26)	(2,280)	(1,149)	(58)	(103)	(1,037)	(609)

Net equity transactions	63,591	306,492	(31,422,379)	(34,273,667)	(315,449)	(1,192,530)	(830,050)	(2,488,386)

Net change in contract owners’ equity	139,023	345,698	399,642	5,517,848	924,356	(927,727)	5,607,480	(730,675)
Contract owners’ equity beginning of period	536,981	191,283	276,978,811	271,460,963	5,515,599	6,443,326	29,161,744	29,892,419

Contract owners’ equity end of period	$676,004	536,981	277,378,453	276,978,811	6,439,955	5,515,599	34,769,224	29,161,744

CHANGES IN UNITS:
Beginning units	34,172	14,266	14,406,181	16,383,590	487,634	608,574	1,265,979	1,375,061
Units purchased	8,118	25,806	615,314	1,358,743	98,691	91,609	268,201	320,861
Units redeemed	(4,364)	(5,900)	(2,172,587)	(3,336,152)	(125,245)	(212,549)	(306,356)	(429,943)

Ending units	37,926	34,172	12,848,908	14,406,181	461,080	487,634	1,227,824	1,265,979

	SCVF		SCVF2		SCF		SCF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(259,677)	(199,817)	(527,360)	(378,528)	(918,272)	(641,649)	(666,458)	(554,531)
Realized gain (loss) on investments	1,424,140	1,004,874	1,086,245	1,194,427	2,763,459	(1,146,451)	1,932,693	3,737,240
Change in unrealized gain (loss) on investments	(356,694)	2,854,353	255,890	3,526,694	1,335,843	4,730,980	437,589	(1,749,516)
Reinvested capital gains	1,490,780	2,953,890	1,985,269	3,596,504	4,680,326	9,770,772	3,193,168	6,362,174

Net increase (decrease) in contract owners’ equity resulting from operations	2,298,549	6,613,300	2,800,044	7,939,097	7,861,356	12,713,652	4,896,992	7,795,367

Equity transactions:
Purchase payments received from contract owners (note 3)	480,886	445,761	2,148,914	2,670,708	783,374	688,804	2,310,736	1,474,026
Transfers between funds	(814,133)	(28,925)	(2,505,964)	2,345,576	(980,533)	(703,427)	(1,614,223)	(1,018,265)
Redemptions (note 3)	(3,516,316)	(3,516,459)	(3,320,415)	(3,634,883)	(7,822,915)	(7,365,772)	(3,896,371)	(4,440,955)
Annuity benefits	(18,983)	(16,257)	(391)	(382)	(23,144)	(17,603)	(4,438)	(3,846)
Contract maintenance charges (note 2)	(10,326)	(10,817)	(91,748)	(83,349)	(24,533)	(25,452)	(118,108)	(117,796)
Contingent deferred sales charges (note 2)	(3,008)	(1,538)	(23,975)	(6,520)	(1,141)	(814)	(7,847)	(12,709)
Adjustments to maintain reserves	1,225	3,188	(914)	(662)	(5,324)	(6,068)	(1,272)	(727)

Net equity transactions	(3,880,655)	(3,125,047)	(3,794,493)	1,290,488	(8,074,216)	(7,430,332)	(3,331,523)	(4,120,272)

Net change in contract owners’ equity	(1,582,106)	3,488,253	(994,449)	9,229,585	(212,860)	5,283,320	1,565,469	3,675,095
Contract owners’ equity beginning of period	33,388,829	29,900,576	43,563,242	34,333,657	70,641,831	65,358,511	44,575,115	40,900,020

Contract owners’ equity end of period	$31,806,723	33,388,829	42,568,793	43,563,242	70,428,971	70,641,831	46,140,584	44,575,115

CHANGES IN UNITS:
Beginning units	827,693	920,025	1,159,257	1,128,122	1,123,947	1,264,093	1,300,494	1,435,176
Units purchased	26,401	40,333	160,427	277,023	25,625	25,171	153,256	231,685
Units redeemed	(119,272)	(132,665)	(259,946)	(245,888)	(145,263)	(165,317)	(248,412)	(366,367)

Ending units	734,822	827,693	1,059,738	1,159,257	1,004,309	1,123,947	1,205,338	1,300,494

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$7,723,705	3,668,710	158,686	214,675	(3,056,389)	(1,987,589)	(3,370,753)	(2,370,338)
Realized gain (loss) on investments	1,219,592	1,181,948	(373,471)	(119,458)	6,966,638	7,823,524	5,946,275	7,790,419
Change in unrealized gain (loss) on investments	1,856,964	9,535,654	242,531	1,034,238	68,840,000	(75,795,699)	50,495,293	(58,438,098)
Reinvested capital gains	-	-	-	-	8,565,388	77,242,966	6,339,638	57,481,396

Net increase (decrease) in contract owners’ equity resulting from operations	10,800,261	14,386,312	27,746	1,129,455	81,315,637	7,283,202	59,410,453	4,463,379

Equity transactions:
Purchase payments received from contract owners (note 3)	13,860,113	12,320,508	9,006,339	16,596,882	3,272,507	3,201,995	8,911,553	10,463,575
Transfers between funds	19,810,299	3,366,899	7,176,392	5,622,656	(6,463,971)	26,088,939	(7,005,795)	41,846,431
Redemptions (note 3)	(16,810,428)	(14,046,480)	(10,728,040)	(10,473,889)	(37,198,504)	(38,205,549)	(25,531,825)	(27,408,445)
Annuity benefits	(1,701)	(1,691)	(5,286)	(5,432)	(76,159)	(65,360)	(64,610)	(57,799)
Contract maintenance charges (note 2)	(1,928,747)	(1,808,555)	(1,154,455)	(1,069,424)	(130,854)	(135,589)	(634,056)	(527,349)
Contingent deferred sales charges (note 2)	(78,747)	(81,621)	(54,183)	(87,823)	(6,895)	(6,736)	(77,017)	(51,553)
Adjustments to maintain reserves	(2,047)	(905)	(2,540)	(815)	128,446	127,498	(2,374)	(670)

Net equity transactions	14,848,742	(251,845)	4,238,227	10,582,155	(40,475,430)	(8,994,802)	(24,404,124)	24,264,190

Net change in contract owners’ equity	25,649,003	14,134,467	4,265,973	11,711,610	40,840,207	(1,711,600)	35,006,329	28,727,569
Contract owners’ equity beginning of period	219,107,775	204,973,308	136,173,775	124,462,165	335,918,815	337,630,415	248,532,290	219,804,721

Contract owners’ equity end of period	$244,756,778	219,107,775	140,439,748	136,173,775	376,759,022	335,918,815	283,538,619	248,532,290

CHANGES IN UNITS:
Beginning units	13,615,977	13,639,542	13,257,629	12,236,451	13,924,566	14,295,494	10,651,011	9,578,573
Units purchased	3,143,919	3,485,536	3,142,917	4,134,466	172,502	1,664,907	937,105	3,951,866
Units redeemed	(2,288,717)	(3,509,101)	(2,747,657)	(3,113,288)	(1,666,053)	(2,035,835)	(1,868,801)	(2,879,428)

Ending units	14,471,179	13,615,977	13,652,889	13,257,629	12,431,015	13,924,566	9,719,315	10,651,011

	NVTIV3		EIF		EIF2		NVRE1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$912,410	1,193,323	17,975	5,248	2,738,437	971,209	381,358	331,796
Realized gain (loss) on investments	(1,387,498)	(6,410,621)	3,520	2,736	8,960,328	11,266,104	(3,058,004)	(2,102,637)
Change in unrealized gain (loss) on investments	40,349,225	1,441,431	52,321	30,165	14,406,705	10,351,430	4,347,221	616,200
Reinvested capital gains	-	3,010,072	-	-	-	-	762,632	4,223,345

Net increase (decrease) in contract owners’ equity resulting from operations	39,874,137	(765,795)	73,816	38,149	26,105,470	22,588,743	2,433,207	3,068,704

Equity transactions:
Purchase payments received from contract owners (note 3)	6,651,830	7,076,788	509,651	-	45,178,239	4,740,448	488,253	951,345
Transfers between funds	(11,993,909)	3,866,133	285,649	(52,724)	(10,313,264)	(11,013,149)	(2,168,167)	(830,529)
Redemptions (note 3)	(19,371,234)	(15,427,501)	(351)	(41,902)	(15,170,047)	(13,342,519)	(4,238,639)	(6,183,024)
Annuity benefits	(4,129)	(3,215)	-	-	(5,533)	(4,762)	(3,900)	(3,910)
Contract maintenance charges (note 2)	(1,890,325)	(1,837,314)	(373)	(944)	(969,245)	(997,529)	(14,667)	(17,130)
Contingent deferred sales charges (note 2)	(61,515)	(47,613)	-	-	(42,890)	(49,174)	(2,935)	(4,091)
Adjustments to maintain reserves	(3,303)	(8,205)	(7)	(19)	(2,323)	(1,346)	14	1,383

Net equity transactions	(26,672,585)	(6,380,927)	794,569	(95,589)	18,674,937	(20,668,031)	(5,940,041)	(6,085,956)

Net change in contract owners’ equity	13,201,552	(7,146,722)	868,385	(57,440)	44,780,407	1,920,712	(3,506,834)	(3,017,252)
Contract owners’ equity beginning of period	201,112,080	208,258,802	215,630	273,070	164,101,030	162,180,318	50,577,181	53,594,433

Contract owners’ equity end of period	$214,313,632	201,112,080	1,084,015	215,630	208,881,437	164,101,030	47,070,347	50,577,181

CHANGES IN UNITS:
Beginning units	14,534,440	14,993,808	15,125	22,472	6,230,456	7,132,894	3,544,959	3,980,586
Units purchased	893,690	2,000,302	51,345	132	1,825,756	587,794	80,460	330,869
Units redeemed	(2,617,895)	(2,459,670)	(1,766)	(7,479)	(1,252,241)	(1,490,232)	(486,148)	(766,496)

Ending units	12,810,235	14,534,440	64,704	15,125	6,803,971	6,230,456	3,139,271	3,544,959

	NVRE2		NVLM2		NVLCA2		NCPG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$338,898	227,623	(27,418)	(25,505)	49,905	2,998	1,968,565	8,828,627
Realized gain (loss) on investments	(5,747,339)	(6,783,748)	30,547	(24,449)	50,211	(12,612)	2,206,702	(4,186)
Change in unrealized gain (loss) on investments	7,982,970	3,592,754	751,543	439,528	741,508	234,243	119,777,312	37,323,703
Reinvested capital gains	1,546,375	7,810,764	141,849	86,751	92,335	31,013	45,837,542	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,120,904	4,847,393	896,521	476,325	933,959	255,642	169,790,121	46,148,144

Equity transactions:
Purchase payments received from contract owners (note 3)	4,968,322	8,217,641	1,059,621	1,610,029	2,286,529	1,013,558	106,993,426	153,172,862
Transfers between funds	(2,348,467)	(4,187,999)	245,303	(45,576)	3,326,707	732,518	(23,603,202)	(49,573,814)
Redemptions (note 3)	(7,919,170)	(8,209,133)	(280,504)	(108,210)	(89,033)	(28,882)	(34,063,783)	(24,393,024)
Annuity benefits	(5,084)	(5,004)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,821)	(5,733)	(360)	(289)	(260)	(41)	(14,639,637)	(12,820,075)
Contingent deferred sales charges (note 2)	(26,570)	(22,590)	(190)	(105)	(945)	-	(572,612)	(513,542)
Adjustments to maintain reserves	(1,218)	(971)	(64)	(28)	(168)	(70)	(4,790)	(368)

Net equity transactions	(5,337,008)	(4,213,789)	1,023,806	1,455,821	5,522,830	1,717,083	34,109,402	65,872,039

Net change in contract owners’ equity	(1,216,104)	633,604	1,920,327	1,932,146	6,456,789	1,972,725	203,899,523	112,020,183
Contract owners’ equity beginning of period	94,024,646	93,391,042	7,018,150	5,086,004	3,833,860	1,861,135	1,047,139,959	935,119,776

Contract owners’ equity end of period	$92,808,542	94,024,646	8,938,477	7,018,150	10,290,649	3,833,860	1,251,039,482	1,047,139,959

CHANGES IN UNITS:
Beginning units	6,892,130	7,214,889	612,499	474,175	320,782	170,818	98,053,986	91,651,481
Units purchased	943,806	1,479,417	118,497	169,227	473,161	164,080	11,599,739	16,397,585
Units redeemed	(1,318,628)	(1,802,176)	(34,521)	(30,903)	(53,361)	(14,116)	(8,782,256)	(9,995,080)

Ending units	6,517,308	6,892,130	696,475	612,499	740,582	320,782	100,871,469	98,053,986

	NCPGI2		IDPG2		IDPGI2		NVSIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,228,440	4,375,654	2,351,263	2,487,826	1,308,925	1,383,311	(412,086)	(176,217)
Realized gain (loss) on investments	816,978	(83,337)	2,385,867	567,662	1,743,905	423,705	(257,187)	(982,152)
Change in unrealized gain (loss) on investments	48,184,895	14,720,774	116,160,409	37,570,315	43,109,598	13,850,661	6,379,416	3,435,833
Reinvested capital gains	18,193,860	1,105,900	9,757,265	-	4,064,369	-	2,855,511	5,953,461

Net increase (decrease) in contract owners’ equity resulting from operations	68,424,173	20,118,991	130,654,804	40,625,803	50,226,797	15,657,677	8,565,654	8,230,925

Equity transactions:
Purchase payments received from contract owners (note 3)	45,438,732	84,300,757	107,488,101	166,284,382	38,597,556	68,500,323	20,151,367	11,598,188
Transfers between funds	(20,229,901)	(26,393,748)	(15,997,901)	(21,190,120)	(8,134,831)	(13,082,968)	6,046,959	303,298
Redemptions (note 3)	(17,303,960)	(12,187,590)	(22,392,810)	(15,411,532)	(14,488,170)	(11,564,831)	(3,346,344)	(2,998,314)
Annuity benefits	-	-	-	-	-	-	(4,174)	(3,567)
Contract maintenance charges (note 2)	(6,819,728)	(6,074,876)	(11,504,949)	(9,422,590)	(5,246,570)	(4,509,874)	(111,575)	(94,861)
Contingent deferred sales charges (note 2)	(362,771)	(298,169)	(415,571)	(353,084)	(248,755)	(316,887)	(23,512)	(18,160)
Adjustments to maintain reserves	(3,891)	(461)	(757)	(254)	(2,076)	(259)	(872)	(369)

Net equity transactions	718,481	39,345,913	57,176,113	119,906,802	10,477,154	39,025,504	22,711,849	8,786,215

Net change in contract owners’ equity	69,142,654	59,464,904	187,830,917	160,532,605	60,703,951	54,683,181	31,277,503	17,017,140
Contract owners’ equity beginning of period	524,456,631	464,991,727	832,143,425	671,610,820	400,604,316	345,921,135	55,881,332	38,864,192

Contract owners’ equity end of period	$593,599,285	524,456,631	1,019,974,342	832,143,425	461,308,267	400,604,316	87,158,835	55,881,332

CHANGES IN UNITS:
Beginning units	49,115,359	45,300,352	77,549,916	65,985,280	37,537,776	33,773,880	3,887,870	3,214,294
Units purchased	4,526,035	8,494,090	10,727,761	17,536,743	4,085,277	6,978,582	2,181,402	1,473,688
Units redeemed	(4,506,925)	(4,679,083)	(5,866,854)	(5,972,107)	(3,166,188)	(3,214,686)	(680,977)	(800,112)

Ending units	49,134,469	49,115,359	82,410,823	77,549,916	38,456,865	37,537,776	5,388,295	3,887,870

	GVEX2		NVMGA2		AMTB		AMGP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$309,082	888,932	(188,243)	(296,394)	(31,715)	(359,173)	-	-
Realized gain (loss) on investments	5,816,443	2,311,644	503,612	(101,549)	(407,217)	(2,100,495)	-	-
Change in unrealized gain (loss) on investments	72,015,228	23,238,514	26,345,510	1,768,818	(39,934)	2,238,235	-	-
Reinvested capital gains	13,426,422	6,637,887	-	1,465,616	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,567,175	33,076,977	26,660,879	2,836,491	(478,866)	(221,433)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	122,138,764	91,862,853	65,240,808	85,822,525	739,023	1,174,958	10	-
Transfers between funds	16,030,742	28,914,776	(8,292,458)	2,049,712	5,147,668	2,361,680	-	-
Redemptions (note 3)	(34,096,234)	(21,956,943)	(4,102,714)	(999,887)	(11,786,973)	(13,649,883)	-	-
Annuity benefits	(7,660)	(6,027)	-	-	(5,266)	(5,443)	-	-
Contract maintenance charges (note 2)	(465,582)	(345,808)	(1,735,345)	(649,362)	(511,049)	(539,689)	-	-
Contingent deferred sales charges (note 2)	(344,011)	(126,901)	(62,558)	(24,863)	(9,639)	(8,210)	-	-
Adjustments to maintain reserves	(2,416)	16,319	(366)	(174)	(990)	(8,923)	(10)	-

Net equity transactions	103,253,603	98,358,269	51,047,367	86,197,951	(6,427,226)	(10,675,510)	-	-

Net change in contract owners’ equity	194,820,778	131,435,246	77,708,246	89,034,442	(6,906,092)	(10,896,943)	-	-
Contract owners’ equity beginning of period	421,842,830	290,407,584	138,538,134	49,503,692	88,848,916	99,745,859	-	-

Contract owners’ equity end of period	$616,663,608	421,842,830	216,246,380	138,538,134	81,942,824	88,848,916	-	-

CHANGES IN UNITS:
Beginning units	29,882,432	22,546,059	14,720,771	5,340,045	7,701,381	8,637,198	-	-
Units purchased	12,031,131	12,143,050	6,644,869	10,106,675	800,593	2,026,855	-	-
Units redeemed	(5,329,305)	(4,806,677)	(1,696,244)	(725,949)	(1,407,516)	(2,962,672)	-	-

Ending units	36,584,258	29,882,432	19,669,396	14,720,771	7,094,458	7,701,381	-	-

	AMINS		AMCG		AMMCGS		AMTP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(816)	(1,507)	(188)	(174)	(42,627)	(39,904)	(117)	(79)
Realized gain (loss) on investments	2,147	(2,030)	211	(222)	25,949	(70,144)	274	202
Change in unrealized gain (loss) on investments	25,059	1,839	1,786	105	533,826	30,139	1,012	1,655
Reinvested capital gains	-	520	175	498	59,030	130,791	381	1,077

Net increase (decrease) in contract owners’ equity resulting from operations	26,390	(1,178)	1,984	207	576,178	50,882	1,550	2,855

Equity transactions:
Purchase payments received from contract owners (note 3)	54,823	32,669	-	-	30,932	26,562	-	208
Transfers between funds	80,614	3,966	-	-	618,911	(379,743)	-	-
Redemptions (note 3)	(9,329)	(35,277)	-	-	(338,443)	(409,598)	-	(208)
Annuity benefits	-	-	(3,375)	(2,989)	-	-	(921)	(789)
Contract maintenance charges (note 2)	-	(509)	-	-	(1,050)	(998)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(43)	-	-
Adjustments to maintain reserves	(31)	(22)	3,113	2,039	(208)	(64)	107	89

Net equity transactions	126,077	827	(262)	(950)	310,142	(763,884)	(814)	(700)

Net change in contract owners’ equity	152,467	(351)	1,722	(743)	886,320	(713,002)	736	2,155
Contract owners’ equity beginning of period	95,716	96,067	12,891	13,634	2,432,375	3,145,377	13,838	11,683

Contract owners’ equity end of period	$248,183	95,716	14,613	12,891	3,318,695	2,432,375	14,574	13,838

CHANGES IN UNITS:
Beginning units	7,651	7,363	-	-	82,950	108,418	-	-
Units purchased	9,667	6,017	-	-	27,613	6,050	-	5
Units redeemed	(1,894)	(5,729)	-	-	(18,935)	(31,518)	-	(5)

Ending units	15,424	7,651	-	-	91,628	82,950	-	-

	AMSRS		NOTB4		NOTG4		NOTMG4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(171,049)	(141,129)	(81,354)	(96,739)	(38,733)	(31,542)	(43,432)	(53,533)
Realized gain (loss) on investments	1,799,817	2,173,810	29,813	(52,732)	(8,039)	(92,373)	(14,720)	(83,272)
Change in unrealized gain (loss) on investments	699,387	(1,205,183)	954,511	626,605	1,556,488	442,599	973,713	485,890
Reinvested capital gains	700,941	671,982	18,153	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,029,096	1,499,480	921,123	477,134	1,509,716	318,684	915,561	349,085

Equity transactions:
Purchase payments received from contract owners (note 3)	175,325	102,958	86,012	181,664	33,236	240,075	4,590	31,390
Transfers between funds	(982,653)	(1,281,538)	(360,452)	(467,736)	(1,010)	(175,164)	(168,624)	(338,397)
Redemptions (note 3)	(2,346,554)	(2,444,879)	(712,119)	(1,154,760)	(550,062)	(990,148)	(480,157)	(755,831)
Annuity benefits	(23,127)	(20,606)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,715)	(4,408)	(357)	(393)	(185)	(241)	(107)	(168)
Contingent deferred sales charges (note 2)	(428)	(4,664)	(11,934)	(13,697)	(28,844)	(1,596)	(16,975)	(184)
Adjustments to maintain reserves	(404)	(188)	18,500	(123)	(221)	(150)	(186)	(152)

Net equity transactions	(3,181,556)	(3,653,325)	(980,350)	(1,455,045)	(547,086)	(927,224)	(661,459)	(1,063,342)

Net change in contract owners’ equity	(152,460)	(2,153,845)	(59,227)	(977,911)	962,630	(608,540)	254,102	(714,257)
Contract owners’ equity beginning of period	19,323,077	21,476,922	11,591,799	12,569,710	10,223,761	10,832,301	8,281,252	8,995,509

Contract owners’ equity end of period	$19,170,617	19,323,077	11,532,572	11,591,799	11,186,391	10,223,761	8,535,354	8,281,252

CHANGES IN UNITS:
Beginning units	731,358	879,767	1,100,769	1,241,805	957,595	1,049,821	764,557	862,211
Units purchased	24,243	24,069	16,080	29,582	15,347	33,845	8,180	7,436
Units redeemed	(134,958)	(172,478)	(107,081)	(170,618)	(64,619)	(126,071)	(66,405)	(105,090)

Ending units	620,643	731,358	1,009,768	1,100,769	908,323	957,595	706,332	764,557

	OVIGS		OVMS		OVCAFS		OVGR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(252,889)	(257,230)	179,975	316,385	-	-	-	-
Realized gain (loss) on investments	576,816	(460,440)	(152,876)	(339,097)	-	(12)	-	-
Change in unrealized gain (loss) on investments	9,868,542	(1,341,672)	2,149,575	1,179,055	-	-	-	-
Reinvested capital gains	-	717,496	-	-	-	20	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,192,469	(1,341,846)	2,176,674	1,156,343	-	8	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	9,144,360	7,629,718	208,304	199,941	6	5	-	-
Transfers between funds	5,176,296	3,101,814	(109,342)	(63,939)	(6)	24	(64)	-
Redemptions (note 3)	(2,207,002)	(1,450,775)	(3,759,978)	(2,948,286)	-	-	-	-
Annuity benefits	-	-	(7,989)	(8,613)	-	-	-	-
Contract maintenance charges (note 2)	(212,843)	(141,180)	(12,390)	(14,012)	-	(29)	64	-
Contingent deferred sales charges (note 2)	(22,530)	(13,767)	(111)	(508)	-	-	-	-
Adjustments to maintain reserves	(551)	(445)	370	414	-	(8)	-	-

Net equity transactions	11,877,730	9,125,365	(3,681,136)	(2,835,003)	-	(8)	-	-

Net change in contract owners’ equity	22,070,199	7,783,519	(1,504,462)	(1,678,660)	-	-	-	-
Contract owners’ equity beginning of period	34,817,879	27,034,360	29,495,965	31,174,625	-	-	-	-

Contract owners’ equity end of period	$56,888,078	34,817,879	27,991,503	29,495,965	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,977,900	2,958,757	916,811	1,007,502	-	-	-	-
Units purchased	2,440,543	1,625,532	15,272	16,728	-	-	-	-
Units redeemed	(1,201,172)	(606,389)	(122,897)	(107,419)	-	-	-	-

Ending units	5,217,271	3,977,900	809,186	916,811	-	-	-	-

	OVB		OVGS		OVGSS		OVIG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$212,748	531,261	(561,728)	(337,233)	(920,751)	(745,611)	7,067	4,349
Realized gain (loss) on investments	(834,800)	(1,788,116)	4,039,985	637,098	319,734	(2,454,535)	5,639	(30,169)
Change in unrealized gain (loss) on investments	1,255,050	1,727,041	37,978,605	(11,450,143)	33,761,052	(5,806,408)	171,863	(7,883)
Reinvested capital gains	-	-	-	8,617,596	-	6,747,665	-	15,325

Net increase (decrease) in contract owners’ equity resulting from operations	632,998	470,186	41,456,862	(2,532,682)	33,160,035	(2,258,889)	184,569	(18,378)

Equity transactions:
Purchase payments received from contract owners (note 3)	255,551	362,329	1,358,176	1,452,450	7,206,608	5,597,293	593,709	42,098
Transfers between funds	(269,009)	(631,946)	(1,579,526)	(3,821,703)	215,378	(6,010,098)	(150,298)	22,758
Redemptions (note 3)	(2,229,734)	(3,054,434)	(14,665,738)	(14,382,079)	(9,724,416)	(8,559,499)	(24,626)	(55,424)
Annuity benefits	(7,682)	(8,553)	(19,807)	(20,933)	(24,203)	(20,457)	-	-
Contract maintenance charges (note 2)	(7,726)	(9,375)	(42,719)	(44,589)	(5,257)	(5,641)	(663)	(1,570)
Contingent deferred sales charges (note 2)	(372)	(150)	(1,856)	(2,398)	(19,408)	(19,024)	-	-
Adjustments to maintain reserves	(9,968)	3,850	(11,371)	(19,654)	(1,259)	10,667	(21)	(14)

Net equity transactions	(2,268,940)	(3,338,279)	(14,962,841)	(16,838,906)	(2,352,557)	(9,006,759)	418,101	7,848

Net change in contract owners’ equity	(1,635,942)	(2,868,093)	26,494,021	(19,371,588)	30,807,478	(11,265,648)	602,670	(10,530)
Contract owners’ equity beginning of period	20,520,594	23,388,687	124,910,238	144,281,826	98,271,078	109,536,726	587,155	597,685

Contract owners’ equity end of period	$18,884,652	20,520,594	151,404,259	124,910,238	129,078,556	98,271,078	1,189,825	587,155

CHANGES IN UNITS:
Beginning units	1,005,802	1,172,022	2,245,312	2,550,963	3,380,606	3,696,242	54,895	54,413
Units purchased	24,460	74,598	53,323	46,822	594,832	359,461	50,591	13,105
Units redeemed	(134,427)	(240,818)	(273,720)	(352,473)	(638,578)	(675,097)	(17,048)	(12,623)

Ending units	895,835	1,005,802	2,024,915	2,245,312	3,336,860	3,380,606	88,438	54,895

	OVGI		OVGIS		OVSC		OVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(4,604)	(21,158)	(1,036,994)	(1,323,150)	(32,723)	(54,050)	(914,044)	(1,175,763)
Realized gain (loss) on investments	830,392	1,032,545	18,097,169	13,602,674	(124,306)	(386,061)	2,644,829	2,978,870
Change in unrealized gain (loss) on investments	762,963	(1,266,205)	7,678,236	(17,663,763)	634,448	1,221,333	4,278,637	7,995,475
Reinvested capital gains	211,724	1,403,124	3,455,936	22,474,084	388,436	250,595	5,338,915	3,451,561

Net increase (decrease) in contract owners’ equity resulting from operations	1,800,475	1,148,306	28,194,347	17,089,845	865,855	1,031,817	11,348,337	13,250,143

Equity transactions:
Purchase payments received from contract owners (note 3)	444,132	348,375	7,123,445	11,755,142	179,046	372,285	6,796,899	6,195,949
Transfers between funds	(149,602)	981,229	(12,406,042)	(1,573,903)	(305,856)	460,915	(4,132,249)	(6,874,029)
Redemptions (note 3)	(2,104,009)	(1,900,864)	(20,718,292)	(19,640,177)	(1,058,181)	(1,277,779)	(6,786,445)	(6,999,693)
Annuity benefits	(3,462)	(3,116)	(7,629)	(6,333)	(749)	(642)	(14,981)	(12,086)
Contract maintenance charges (note 2)	(6,337)	(6,686)	(1,120,037)	(1,062,670)	(1,748)	(1,824)	(392,368)	(384,613)
Contingent deferred sales charges (note 2)	(1,840)	(2,095)	(49,506)	(46,768)	(1,501)	(302)	(25,945)	(20,947)
Adjustments to maintain reserves	(139)	(116)	(1,448)	(2,868)	(15)	(81)	(1,298)	(6,183)

Net equity transactions	(1,821,257)	(583,273)	(27,179,509)	(10,577,577)	(1,189,004)	(447,428)	(4,556,387)	(8,101,602)

Net change in contract owners’ equity	(20,782)	565,033	1,014,838	6,512,268	(323,149)	584,389	6,791,950	5,148,541
Contract owners’ equity beginning of period	12,356,217	11,791,184	202,622,114	196,109,846	7,330,405	6,746,016	95,867,401	90,718,860

Contract owners’ equity end of period	$12,335,435	12,356,217	203,636,952	202,622,114	7,007,256	7,330,405	102,659,351	95,867,401

CHANGES IN UNITS:
Beginning units	735,994	774,547	7,923,779	8,384,656	397,141	425,587	2,592,935	2,845,336
Units purchased	34,260	123,386	590,097	1,462,689	46,511	90,493	359,313	416,667
Units redeemed	(132,598)	(161,939)	(1,574,533)	(1,923,566)	(106,606)	(118,939)	(469,668)	(669,068)

Ending units	637,656	735,994	6,939,343	7,923,779	337,046	397,141	2,482,580	2,592,935

	OVAG		OVSB		OVSBS		PMVAAD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(124,931)	(125,618)	19,731	63,986	41,386	270,827	1,316,647	376,147
Realized gain (loss) on investments	575,373	597,430	(27,469)	(57,186)	(180,139)	(250,735)	(497,387)	(1,253,885)
Change in unrealized gain (loss) on investments	897,749	(1,150,019)	97,107	78,989	501,230	388,386	4,150,015	5,262,887
Reinvested capital gains	961,870	736,944	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,310,061	58,737	89,369	85,789	362,477	408,478	4,969,275	4,385,149

Equity transactions:
Purchase payments received from contract owners (note 3)	228,495	299,820	101,392	151,659	13,886	89,829	3,643,586	1,976,694
Transfers between funds	432,046	(846,715)	(23,629)	207,045	13,345	(307,963)	(2,006,853)	(1,235,949)
Redemptions (note 3)	(1,328,446)	(1,171,228)	(236,173)	(470,130)	(703,307)	(1,194,350)	(2,962,769)	(2,833,014)
Annuity benefits	(132)	(118)	-	-	(120)	(118)	(3,480)	(3,238)
Contract maintenance charges (note 2)	(4,690)	(4,985)	(325)	(314)	(515)	(617)	(1,450)	(1,489)
Contingent deferred sales charges (note 2)	(1,684)	(1,788)	(1,342)	(417)	(771)	(217)	(4,980)	(9,883)
Adjustments to maintain reserves	(122)	672	(51)	(45)	(251)	(254)	(495)	(426)

Net equity transactions	(674,533)	(1,724,342)	(160,128)	(112,202)	(677,733)	(1,413,690)	(1,336,441)	(2,107,305)

Net change in contract owners’ equity	1,635,528	(1,665,605)	(70,759)	(26,413)	(315,256)	(1,005,212)	3,632,834	2,277,844
Contract owners’ equity beginning of period	8,947,105	10,612,710	1,841,821	1,868,234	8,319,547	9,324,759	43,815,680	41,537,836

Contract owners’ equity end of period	$10,582,633	8,947,105	1,771,062	1,841,821	8,004,291	8,319,547	47,448,514	43,815,680

CHANGES IN UNITS:
Beginning units	975,796	1,168,293	178,847	190,671	821,814	964,234	4,281,948	4,507,663
Units purchased	96,914	72,946	21,368	43,474	69,770	77,490	609,254	669,749
Units redeemed	(164,554)	(265,443)	(36,222)	(55,298)	(134,773)	(219,910)	(734,650)	(895,464)

Ending units	908,156	975,796	163,993	178,847	756,811	821,814	4,156,552	4,281,948

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(21,802)	(116,856)	(1,128,914)	(518,363)	1,272,327	1,333,009	9,142	442
Realized gain (loss) on investments	(291,357)	(1,653,999)	(1,160,077)	(924,259)	(1,128,989)	(1,858,001)	(1,476)	(5,958)
Change in unrealized gain (loss) on investments	1,832,915	1,614,844	1,178,495	486,725	10,516,009	3,563,617	(5,744)	15,905
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	1,519,756	(156,011)	(1,110,496)	(955,897)	10,659,347	3,038,625	1,922	10,389

Equity transactions:
Purchase payments received from contract owners (note 3)	691,756	1,806,717	17,816,505	27,579,776	24,982,231	31,475,433	14,911	-
Transfers between funds	(1,038,342)	(589,469)	13,032,953	7,845,912	17,179,938	2,043,108	5,652	8,542
Redemptions (note 3)	(2,046,896)	(2,456,028)	(32,730,400)	(29,472,633)	(22,052,218)	(19,698,856)	(1,951)	(7,417)
Annuity benefits	-	-	(1,922)	(1,789)	(1,546)	(1,132)	-	-
Contract maintenance charges (note 2)	(909)	(1,155)	(3,761,186)	(3,607,455)	(2,299,274)	(2,106,113)	-	-
Contingent deferred sales charges (note 2)	(11,056)	(13,729)	(160,974)	(180,937)	(151,879)	(151,118)	-	-
Adjustments to maintain reserves	1,150	119	17,813	2,238	18,075	24,501	(3)	(6)

Net equity transactions	(2,404,297)	(1,253,545)	(5,787,211)	2,165,112	17,675,327	11,585,823	18,609	1,119

Net change in contract owners' equity	(884,541)	(1,409,556)	(6,897,707)	1,209,215	28,334,674	14,624,448	20,531	11,508
Contract owners' equity beginning of period	18,641,304	20,050,860	418,575,292	417,366,077	325,838,082	311,213,634	74,957	63,449

Contract owners' equity end of period	$17,756,763	18,641,304	411,677,585	418,575,292	354,172,756	325,838,082	95,488	74,957

CHANGES IN UNITS:
Beginning units	1,723,219	1,869,995	37,135,940	36,964,975	30,683,591	29,606,252	12,213	11,828
Units purchased	242,575	1,141,771	5,619,892	9,117,309	5,845,486	7,850,470	3,495	1,920
Units redeemed	(461,205)	(1,288,547)	(6,147,834)	(8,946,344)	(4,233,855)	(6,773,131)	(378)	(1,535)

Ending units	1,504,589	1,723,219	36,607,998	37,135,940	32,295,222	30,683,591	15,330	12,213

	PMVEBD		PMVHYD		PMVSTA		PMVFHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$325,264	225,601	7,362	12,438	19,466	1,368	5,827	1,258
Realized gain (loss) on investments	5,961	(131,516)	11,381	(149)	29,137	6,816	770	1,764
Change in unrealized gain (loss) on investments	357,795	445,758	(6,966)	15,888	76,351	(13,237)	(3,657)	3,983
Reinvested capital gains	-	-	-	-	-	41,994	-	453

Net increase (decrease) in contract owners' equity resulting from operations	689,020	539,843	11,777	28,177	124,954	36,941	2,940	7,458

Equity transactions:
Purchase payments received from contract owners (note 3)	2,219,663	1,688,150	15,459	142,600	8,769,278	4,705,591	7,512	22,611
Transfers between funds	2,363,044	1,438,486	15,597	78,796	7,687,918	7,096,576	3,327	(35,308)
Redemptions (note 3)	(724,459)	(441,049)	(240,390)	(881)	(1,337,087)	(2,181,039)	(529)	(3,490)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(555)	(324)	-	-	(89,820)	(8,816)	-	-
Contingent deferred sales charges (note 2)	(3,257)	(4,245)	-	-	(14,986)	(107,175)	-	-
Adjustments to maintain reserves	409	(459)	71	(81)	(288)	(885)	(8)	(2)

Net equity transactions	3,854,845	2,680,559	(209,263)	220,434	15,015,015	9,504,252	10,302	(16,189)

Net change in contract owners' equity	4,543,865	3,220,402	(197,486)	248,611	15,139,969	9,541,193	13,242	(8,731)
Contract owners' equity beginning of period	7,844,517	4,624,115	334,267	85,656	9,541,193	-	121,889	130,620

Contract owners' equity end of period	$12,388,382	7,844,517	136,781	334,267	24,681,162	9,541,193	135,131	121,889

CHANGES IN UNITS:
Beginning units	804,800	529,314	29,352	8,419	944,987	-	10,635	12,103
Units purchased	585,159	466,504	3,442	24,350	2,230,937	1,261,786	2,694	2,390
Units redeemed	(216,121)	(191,018)	(21,460)	(3,417)	(752,450)	(316,799)	(1,801)	(3,858)

Ending units	1,173,838	804,800	11,334	29,352	2,423,474	944,987	11,528	10,635

	PMVRA		GVSSCS		GVGMNS		GVSIA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,923	2,672	126	1,132	(128,315)	(113,570)	26	125
Realized gain (loss) on investments	(4,247)	(1,085)	815	(6,115)	37,273	(34,855)	(1)	-
Change in unrealized gain (loss) on investments	6,441	4,872	(26,229)	26,003	845,169	374,107	(272)	(98)
Reinvested capital gains	-	-	62,884	5,008	256,448	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	5,117	6,459	37,596	26,028	1,010,575	225,682	(247)	27

Equity transactions:
Purchase payments received from contract owners (note 3)	71,822	16,363	181,416	46,924	1,175,926	1,516,530	-	-
Transfers between funds	237	22,164	182,750	19,739	44,154	(525,736)	5,551	-
Redemptions (note 3)	(62,348)	(22,225)	(5,510)	(13,017)	(628,877)	(494,328)	-	-
Annuity benefits	-	-	-	-	(1,659)	(1,576)	-	-
Contract maintenance charges (note 2)	(426)	(216)	(81)	(97)	(425)	(450)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(4,336)	(1,635)	-	-
Adjustments to maintain reserves	8	(31)	(10)	(10)	(357)	(201)	1	(1)

Net equity transactions	9,293	16,055	358,565	53,539	584,426	492,604	5,552	(1)

Net change in contract owners' equity	14,410	22,514	396,161	79,567	1,595,001	718,286	5,305	26
Contract owners' equity beginning of period	158,754	136,240	199,166	119,599	8,740,753	8,022,467	7,614	7,588

Contract owners' equity end of period	$173,164	158,754	595,327	199,166	10,335,754	8,740,753	12,919	7,614

CHANGES IN UNITS:
Beginning units	17,059	15,317	12,674	9,328	788,900	742,713	770	770
Units purchased	8,755	4,488	22,530	5,911	145,008	177,225	573	-
Units redeemed	(7,744)	(2,746)	(1,006)	(2,565)	(96,092)	(131,038)	-	-

Ending units	18,070	17,059	34,198	12,674	837,816	788,900	1,343	770

	PVEIB		PVGOB		PVTIGB		ROCSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(16,222)	-	(18,086)	(1,701)	2,090	(5,536)	1,982	4,377
Realized gain (loss) on investments	9,780	-	44,927	584	78,678	(20,924)	(15,820)	(37,684)
Change in unrealized gain (loss) on investments	193,373	-	284,232	7,288	546,077	20,611	34,099	31,066
Reinvested capital gains	-	-	15,659	-	-	-	-	54,581

Net increase (decrease) in contract owners' equity resulting from operations	186,931	-	326,732	6,171	626,845	(5,849)	20,261	52,340

Equity transactions:
Purchase payments received from contract owners (note 3)	4,516	-	1,623	-	2,278,219	729,797	14,911	40,376
Transfers between funds	1,839,350	-	433,017	1,050,468	569,217	704,654	5,576	(34,086)
Redemptions (note 3)	(150,344)	-	(119,844)	(38,506)	(89,758)	(34,361)	(583)	(6,945)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(146)	-	(149)	(25)	(5,772)	(96)	(168)	(174)
Contingent deferred sales charges (note 2)	-	-	(13)	-	(181)	-	-	-
Adjustments to maintain reserves	16,019	-	(89)	(7)	(137)	(36)	-	(7)

Net equity transactions	1,709,395	-	314,545	1,011,930	2,751,588	1,399,958	19,736	(836)

Net change in contract owners' equity	1,896,326	-	641,277	1,018,101	3,378,433	1,394,109	39,997	51,504
Contract owners' equity beginning of period	-	-	1,018,101	-	1,605,654	211,545	339,279	287,775

Contract owners' equity end of period	$1,896,326	-	1,659,378	1,018,101	4,984,087	1,605,654	379,276	339,279

CHANGES IN UNITS:
Beginning units	-	-	98,505	-	96,688	11,987	24,702	25,239
Units purchased	184,224	-	53,574	102,352	171,083	95,584	3,406	4,580
Units redeemed	(15,690)	-	(27,651)	(3,847)	(29,460)	(10,883)	(1,799)	(5,117)

Ending units	168,534	-	124,428	98,505	238,311	96,688	26,309	24,702

	RVARS		TRBCG2		TREI2		TRHS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(267,963)	(252,011)	-	-	-	126	(3,830,082)	(3,746,067)
Realized gain (loss) on investments	104,753	114,785	91	206	(2)	167	8,672,366	19,930,511
Change in unrealized gain (loss) on investments	480,585	(210,701)	(12)	13	3	(3)	37,018,840	(52,424,848)
Reinvested capital gains	-	-	4	-	-	3	10,590,128	1,633,521

Net increase (decrease) in contract owners' equity resulting from operations	317,375	(347,927)	83	219	1	293	52,451,252	(34,606,883)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,009,249	1,959,513	-	(3,873)	-	7	19,036,845	21,592,404
Transfers between funds	(95,296)	(310,024)	-	(6,937)	-	35	(9,266,457)	(40,919,629)
Redemptions (note 3)	(925,631)	(827,782)	-	10,925	-	-	(19,723,959)	(22,137,100)
Annuity benefits	(2,193)	(1,691)	-	-	-	-	(2,823)	(2,352)
Contract maintenance charges (note 2)	(390)	(687)	-	(109)	-	(42)	(15,882)	(20,338)
Contingent deferred sales charges (note 2)	(6,324)	(4,300)	-	-	-	-	(67,000)	(97,708)
Adjustments to maintain reserves	(298)	(282)	(83)	(225)	(1)	(293)	(1,114)	(1,261)

Net equity transactions	(20,883)	814,747	(83)	(219)	(1)	(293)	(10,040,390)	(41,585,984)

Net change in contract owners' equity	296,492	466,820	-	-	-	-	42,410,862	(76,192,867)
Contract owners' equity beginning of period	16,009,346	15,542,526	-	-	-	-	213,313,931	289,506,798

Contract owners' equity end of period	$16,305,838	16,009,346	-	-	-	-	255,724,793	213,313,931

CHANGES IN UNITS:
Beginning units	1,602,954	1,522,175	-	-	-	-	7,778,961	9,260,603
Units purchased	233,367	423,775	-	(917)	-	-	1,681,793	2,305,302
Units redeemed	(236,283)	(342,996)	-	917	-	-	(2,019,045)	(3,786,944)

Ending units	1,600,038	1,602,954	-	-	-	-	7,441,709	7,778,961

	VWHAS		VWBF		VWEM		VWHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(539,452)	(460,591)	76,006	(104,286)	(168,681)	(138,995)	(253,020)	(195,143)
Realized gain (loss) on investments	2,652,627	(6,935,915)	(384,033)	(472,116)	425,490	(599,416)	(1,089,868)	(1,546,779)
Change in unrealized gain (loss) on investments	(4,423,588)	18,949,667	1,091,016	966,910	6,909,610	491,709	509,124	8,634,000
Reinvested capital gains	-	-	-	-	-	87,449	-	-

Net increase (decrease) in contract owners' equity resulting from operations	(2,310,413)	11,553,161	782,989	390,508	7,166,419	(159,253)	(833,764)	6,892,078

Equity transactions:
Purchase payments received from contract owners (note 3)	3,091,865	4,928,184	74,926	48,885	148,298	255,977	37,203	(147)
Transfers between funds	(7,745,840)	10,951,547	(2,384)	(238,844)	2,321,184	(596,352)	(789,978)	(1,006,469)
Redemptions (note 3)	(4,118,106)	(4,377,717)	(868,794)	(792,647)	(3,780,615)	(2,108,035)	(1,964,749)	(2,097,063)
Annuity benefits	(1,620)	(1,361)	(3,703)	(3,563)	(2,306)	(1,872)	(3,306)	(1,253)
Contract maintenance charges (note 2)	(2,540)	(2,920)	(2,970)	(3,353)	(6,174)	(6,469)	(7,516)	(8,695)
Contingent deferred sales charges (note 2)	(32,276)	(37,088)	(507)	(69)	(76)	(256)	(244)	(1,537)
Adjustments to maintain reserves	(571)	(638)	734	668	496	195	(954)	(25)

Net equity transactions	(8,809,088)	11,460,007	(802,698)	(988,923)	(1,319,193)	(2,456,812)	(2,729,544)	(3,115,189)

Net change in contract owners' equity	(11,119,501)	23,013,168	(19,709)	(598,415)	5,847,226	(2,616,065)	(3,563,308)	3,776,889
Contract owners' equity beginning of period	43,132,934	20,119,766	7,402,431	8,000,846	15,145,638	17,761,703	21,421,950	17,645,061

Contract owners' equity end of period	$32,013,433	43,132,934	7,382,722	7,402,431	20,992,864	15,145,638	17,858,642	21,421,950

CHANGES IN UNITS:
Beginning units	5,646,906	3,711,701	344,888	391,393	699,218	809,875	968,351	1,147,129
Units purchased	2,129,530	6,556,049	15,424	3,521	204,695	37,585	2,510	4,662
Units redeemed	(3,442,784)	(4,620,844)	(48,462)	(50,026)	(253,784)	(148,242)	(148,249)	(183,440)

Ending units	4,333,652	5,646,906	311,850	344,888	650,129	699,218	822,612	968,351

	VYDS		WRPMAV		WRPMCV		WRPMMV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,023)	(996)	4,704	46,661	803	3,108	(136)	11,275
Realized gain (loss) on investments	10,265	104,384	(11,652)	(37,839)	(7,633)	(7,299)	(1,273)	(19,258)
Change in unrealized gain (loss) on investments	26,829	(112,715)	1,196,095	(279,474)	179,561	(50,661)	567,765	(117,244)
Reinvested capital gains	2,524	14,326	316,533	491,661	46,122	73,390	153,374	250,048

Net increase (decrease) in contract owners' equity resulting from operations	38,595	4,999	1,505,680	221,009	218,853	18,538	719,730	124,821

Equity transactions:
Purchase payments received from contract owners (note 3)	-	6,988	83,524	1,471,357	(40,650)	19,699	50,172	1,518,214
Transfers between funds	(17,544)	(41,723)	(57,741)	(85,263)	240,876	(443,609)	(207,826)	(315,474)
Redemptions (note 3)	(2,380)	(176,028)	(2,223,754)	(427,787)	(251,552)	(21,784)	(1,663,207)	(1,044,295)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(49)	(63)	(93,769)	(84,169)	(16,038)	(20,970)	(52,136)	(56,404)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(57)	7	(3)	(5)	(12)	8	(16)	(8)

Net equity transactions	(20,030)	(210,819)	(2,291,743)	874,133	(67,376)	(466,656)	(1,873,013)	102,033

Net change in contract owners' equity	18,565	(205,820)	(786,063)	1,095,142	151,477	(448,118)	(1,153,283)	226,854
Contract owners' equity beginning of period	173,052	378,872	11,054,154	9,959,012	1,917,733	2,365,851	6,633,673	6,406,819

Contract owners' equity end of period	$191,617	173,052	10,268,091	11,054,154	2,069,210	1,917,733	5,480,390	6,633,673

CHANGES IN UNITS:
Beginning units	8,424	18,880	978,660	898,769	176,118	219,006	594,742	581,842
Units purchased	-	348	7,134	135,351	17,714	2,906	4,632	142,780
Units redeemed	(947)	(10,804)	(196,514)	(55,460)	(23,220)	(45,794)	(165,300)	(129,880)

Ending units	7,477	8,424	789,280	978,660	170,612	176,118	434,074	594,742

	WRASP		WRHIP		WRMCG		WRPAP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(257,851)	(2,221,987)	5,203,044	4,827,670	(1,169,705)	(1,035,384)	-	471
Realized gain (loss) on investments	(8,568,751)	(12,202,647)	(4,571,604)	(3,043,953)	594,763	164,565	(6,256)	(79)
Change in unrealized gain (loss) on investments	35,405,323	4,931,900	4,411,584	9,676,013	14,491,094	186,565	9,242	(2,759)
Reinvested capital gains	-	-	-	-	2,114,920	3,555,019	555	4,334

Net increase (decrease) in contract owners' equity resulting from operations	26,578,721	(9,492,734)	5,043,024	11,459,730	16,031,072	2,870,765	3,541	1,967

Equity transactions:
Purchase payments received from contract owners (note 3)	3,105,390	8,124,280	4,662,187	9,415,788	5,856,216	6,866,241	-	-
Transfers between funds	(17,891,610)	(35,776,874)	(1,100,849)	1,415,157	(1,639,400)	(3,622,335)	(41,950)	627
Redemptions (note 3)	(12,536,914)	(17,392,385)	(10,034,144)	(8,455,209)	(3,878,405)	(3,834,856)	-	-
Annuity benefits	(10,747)	(10,074)	(1,528)	(819)	-	-	-	-
Contract maintenance charges (note 2)	(7,291)	(9,395)	(3,999)	(3,266)	(255,357)	(225,202)	-	-
Contingent deferred sales charges (note 2)	(56,082)	(44,136)	(25,163)	(23,696)	(23,416)	(22,901)	-	-
Adjustments to maintain reserves	(1,204)	(1,171)	(698)	(967)	(886)	(739)	(4)	2

Net equity transactions	(27,398,458)	(45,109,755)	(6,504,194)	2,346,988	58,752	(839,792)	(41,954)	629

Net change in contract owners' equity	(819,737)	(54,602,489)	(1,461,170)	13,806,718	16,089,824	2,030,973	(38,413)	2,596
Contract owners' equity beginning of period	177,316,939	231,919,428	94,105,725	80,299,007	65,172,036	63,141,063	47,246	44,650

Contract owners' equity end of period	$176,497,202	177,316,939	92,644,555	94,105,725	81,261,860	65,172,036	8,833	47,246

CHANGES IN UNITS:
Beginning units	13,254,020	16,605,015	7,643,664	7,441,642	4,939,721	5,000,233	3,698	3,648
Units purchased	589,980	1,264,976	3,969,751	2,427,230	682,872	1,015,251	8	59
Units redeemed	(2,495,406)	(4,615,971)	(4,457,853)	(2,225,208)	(689,511)	(1,075,763)	(3,122)	(9)

Ending units	11,348,594	13,254,020	7,155,562	7,643,664	4,933,082	4,939,721	584	3,698

	WRPCP		WRPMP		WRPMAP		WRPMCP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10,794	24,570	108,387	273,205	229,115	602,922	27,743	64,751
Realized gain (loss) on investments	(224,943)	(93,770)	(5,424)	(177,850)	154,405	(84,947)	(45,087)	(57,194)
Change in unrealized gain (loss) on investments	316,369	(58,011)	2,205,496	(1,550,674)	4,185,923	(2,904,000)	479,389	(340,543)
Reinvested capital gains	110,252	199,303	1,612,031	2,373,487	3,133,677	4,399,437	315,145	522,163

Net increase (decrease) in contract owners' equity resulting from operations	212,472	72,092	3,920,490	918,168	7,703,120	2,013,412	777,190	189,177

Equity transactions:
Purchase payments received from contract owners (note 3)	336,546	10,166	154,801	861,682	763,198	2,185,210	184,166	175,263
Transfers between funds	(123,090)	(15,724)	(46,902)	(965,033)	(739,152)	(1,643,726)	(214,530)	(767,603)
Redemptions (note 3)	(1,498,942)	(540,810)	(5,411,570)	(2,222,962)	(8,405,347)	(2,076,605)	(796,161)	(390,298)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20,473)	(24,920)	(195,230)	(205,958)	(333,697)	(344,222)	(45,124)	(50,273)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(13)	(15)	(20)	(9)	(54)	(1)	8	(21)

Net equity transactions	(1,305,972)	(571,303)	(5,498,921)	(2,532,280)	(8,715,052)	(1,879,344)	(871,641)	(1,032,932)

Net change in contract owners' equity	(1,093,500)	(499,211)	(1,578,431)	(1,614,112)	(1,011,932)	134,068	(94,451)	(843,755)
Contract owners' equity beginning of period	2,905,030	3,404,241	29,408,209	31,022,321	51,268,778	51,134,710	6,656,559	7,500,314

Contract owners' equity end of period	$1,811,530	2,905,030	27,829,778	29,408,209	50,256,846	51,268,778	6,562,108	6,656,559

CHANGES IN UNITS:
Beginning units	207,446	248,999	1,897,746	2,066,616	3,151,597	3,272,222	450,483	521,289
Units purchased	29,482	25,090	29,692	87,285	70,526	174,743	11,643	12,298
Units redeemed	(119,370)	(66,643)	(355,220)	(256,155)	(564,809)	(295,368)	(66,726)	(83,104)

Ending units	117,558	207,446	1,572,218	1,897,746	2,657,314	3,151,597	395,400	450,483

	SVDF		SVOF		WFVSCG		WFVOG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(571)	(492)	(1,657)	2,028	(1,278,557)	(1,076,279)	(276)	(265)
Realized gain (loss) on investments	1,027	1,299	22,268	13,178	(513,503)	(5,095,775)	(24)	762
Change in unrealized gain (loss) on investments	6,955	(1,466)	6,122	(14,284)	16,247,830	3,353,810	5,111	(2,722)
Reinvested capital gains	2,066	2,696	23,668	27,312	2,229,287	6,502,685	595	916

Net increase (decrease) in contract owners' equity resulting from operations	9,477	2,037	50,401	28,234	16,685,057	3,684,441	5,406	(1,309)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(12)	-	7,606,910	5,687,235	-	1,548
Transfers between funds	-	-	-	-	(836,671)	(9,688,872)	-	-
Redemptions (note 3)	-	(162)	12	-	(6,802,206)	(4,707,869)	-	(16,705)
Annuity benefits	(2,158)	(1,847)	(27,672)	(24,404)	-	-	-	-
Contract maintenance charges (note 2)	-	3	-	-	(265,724)	(258,928)	(3)	(3)
Contingent deferred sales charges (note 2)	-	-	-	-	(46,257)	(27,583)	-	-
Adjustments to maintain reserves	237	191	(1,511)	(14,380)	(1,162)	(861)	(6)	(15)

Net equity transactions	(1,921)	(1,815)	(29,183)	(38,784)	(345,110)	(8,996,878)	(9)	(15,175)

Net change in contract owners' equity	7,556	222	21,218	(10,550)	16,339,947	(5,312,437)	5,397	(16,484)
Contract owners' equity beginning of period	36,690	36,468	256,946	267,496	68,560,466	73,872,903	16,525	33,009

Contract owners' equity end of period	$44,246	36,690	278,164	256,946	84,900,413	68,560,466	21,922	16,525

CHANGES IN UNITS:
Beginning units	-	-	-	-	2,939,252	3,360,935	850	1,680
Units purchased	-	-	-	-	1,121,454	818,311	-	88
Units redeemed	-	-	-	-	(1,123,403)	(1,239,994)	-	(918)

Ending units	-	-	-	-	2,937,303	2,939,252	850	850

	PVGIB		FTVHI2		CAF		CAF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$26,244	6,242	327,637	10,426	-	(90,292)	-	(171,043)
Realized gain (loss) on investments	311,218	282,522	(318,537)	(2,995)	-	10,905,268	-	(8,595,081)
Change in unrealized gain (loss) on investments	(456,895)	(131,309)	(3,948)	17,650	-	(13,969,219)	-	126,132
Reinvested capital gains	194,812	57,514	-	-	-	2,877,890	-	7,989,427

Net increase (decrease) in contract owners' equity resulting from operations	75,379	214,969	5,152	25,081	-	(276,353)	-	(650,565)

Equity transactions:
Purchase payments received from contract owners (note 3)	(115,712)	224	12,179	15,924	-	140,526	-	937,971
Transfers between funds	(1,705,259)	(336,974)	(222,275)	13,380	-	(33,439,070)	-	(58,587,981)
Redemptions (note 3)	(35,628)	(178,615)	(2,248)	(2,749)	-	(1,078,307)	-	(540,934)
Annuity benefits	-	-	-	-	-	(2,811)	-	-
Contract maintenance charges (note 2)	(146)	(305)	-	-	-	(8,834)	-	(76,537)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(404)	-	(6,144)
Adjustments to maintain reserves	116,761	(49)	1	(19)	-	(30,304)	-	(167)

Net equity transactions	(1,739,984)	(515,719)	(212,343)	26,536	-	(34,419,204)	-	(58,273,792)

Net change in contract owners' equity	(1,664,605)	(300,750)	(207,191)	51,617	-	(34,695,557)	-	(58,924,357)
Contract owners' equity beginning of period	1,664,605	1,965,355	207,191	155,574	-	34,695,557	-	58,924,357

Contract owners' equity end of period	$-	1,664,605	-	207,191	-	-	-	-

CHANGES IN UNITS:
Beginning units	77,968	104,940	19,397	16,935	-	1,160,643	-	4,058,798
Units purchased	14	1,723	35,125	4,508	-	8,089	-	125,585
Units redeemed	(77,982)	(28,695)	(54,522)	(2,046)	-	(1,168,732)	-	(4,184,383)

Ending units	-	77,968	-	19,397	-	-	-	-

	AMRS		FC2		PVTVB		WFVTRB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	-	-	(1,060)	-	108
Realized gain (loss) on investments	-	-	-	(20)	-	(156,782)	-	3,717
Change in unrealized gain (loss) on investments	-	-	-	-	-	114,687	-	193
Reinvested capital gains	-	-	-	-	-	41,692	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	-	-	(20)	-	(1,463)	-	4,018

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,267	-	-	-	692	-	-
Transfers between funds	-	(1,267)	-	1	-	(1,075,185)	-	(309,669)
Redemptions (note 3)	-	-	-	-	-	(84,845)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(1)	-	(164)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	-	20	-	(6)	-	(2)

Net equity transactions	-	-	-	20	-	(1,159,508)	-	(309,671)

Net change in contract owners' equity	-	-	-	-	-	(1,160,971)	-	(305,653)
Contract owners' equity beginning of period	-	-	-	-	-	1,160,971	-	305,653

Contract owners' equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	55,063	-	21,348
Units purchased	-	(432)	-	-	-	792	-	-
Units redeemed	-	432	-	-	-	(55,855)	-	(21,348)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

RATIONAL FUNDS

VA Situs Fund (HVSIT)

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class II (ACVI2)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

THE AMERICAN FUNDS GROUP

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund -Class III (BRVHY3)

BlackRock Total Return V.I. Fund -Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Contrafund(R) Portfolio - Service Class 2 (FC2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund - Series II Shares (AVBV2)*

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)*

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class II (GVEX2)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

OPPENHEIMER FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Service Shares (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Structured Small Cap Equity Fund - Service Shares (GVSSCS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Omega Growth Fund - Class 2 (WFVOG2)

*	At December 31, 2017, contract owners were not invested in this fund.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2017.

	Total	HVSIT	ALMCS	ALVBWB	ALVGIB	ALVDAA	ALVDAB	ALVSVA
0.40%	$800,610	$162	$-	$1,924	$-	$13	$-	$1,974
0.60%	154,651	353	-	-	-	302	-	2,003
0.65%	284,796	668	-	-	-	-	-	-
0.75%	756,165	593	-	-	-	-	-	-
0.80%	213,659	-	-	-	-	-	-	-
0.85%	1,057,294	80	-	-	-	-	-	-
0.95%	277,955	-	1,197	-	1,081	-	-	-
1.05%	246,909	-	2,003	-	1,546	-	-	-
1.10%	10,656,163	4,495	-	-	-	-	-	-
1.15%	55,309,861	13,861	-	-	12,283	-	3,097	-
1.20%	324,083	-	-	-	98	-	-	-
1.25%	4,077,523	-	-	-	6,631	-	21	-
1.30%	250,677,771	89,505	-	-	1,707	-	25,671	-
1.35%	14,132,277	4,986	-	-	-	-	295	-
1.40%	14,039,534	377	-	-	77	-	305	-
1.45%	4,478,175	643	-	-	2,215	-	-	-
1.50%	66,561,151	30,724	-	-	4,936	-	45,225	-
1.55%	35,059,721	8,119	-	-	8,927	-	1,187	-
1.60%	13,162,378	13,267	-	-	2,444	-	20,081	-
1.65%	10,634,818	7,930	-	-	-	-	2,336	-
1.70%	1,363,342	41	-	-	601	-	-	-
1.75%	136,621,253	52,746	-	-	6,501	-	44,698	-
1.80%	7,738,469	900	-	-	13,634	-	15,538	-
1.85%	28,556,341	16,200	-	-	786	-	7,331	-
1.90%	2,236,883	13	-	-	676	-	-	-
1.95%	52,106,289	37,604	-	-	393	-	59,437	-
2.00%	4,591,577	747	-	-	-	-	428	-
2.05%	7,797,018	3,868	-	-	3,345	-	3,168	-
2.10%	5,953,453	4,396	-	-	126	-	5,605	-
2.15%	2,536,179	1,137	-	-	1,465	-	-	-
2.20%	11,637,551	8,952	-	-	279	-	25,702	-
2.25%	1,031,444	-	-	-	53	-	3,021	-
2.30%	6,136,732	6,996	-	-	-	-	9,217	-
2.35%	2,559,250	1,361	-	-	-	-	-	-
2.40%	6,629,845	2,115	-	-	-	-	25,723	-
2.45%	1,006,273	-	-	-	-	-	776	-
2.50%	4,538,268	1,003	-	-	-	-	694	-
2.55%	999,150	5,014	-	-	-	-	3,123	-
2.60%	98,265	-	-	-	-	-	57	-
2.65%	437,011	-	-	-	-	-	215	-
2.70%	241,907	-	-	-	-	-	-	-
2.75%	498,222	-	-	-	-	-	22,925	-
2.80%	62,955	-	-	-	-	-	-	-
2.85%	299,131	-	-	-	-	-	-	-
2.90%	19,039	-	-	-	-	-	-	-
2.95%	43,719	-	-	-	-	-	-	-
3.00%	50,785	-	-	-	-	-	-	-
3.05%	7,458	-	-	-	-	-	-	-
3.10%	3,206	-	-	-	-	-	-	-
3.40%	1,828	-	-	-	-	-	-	-

Totals	$768,708,337	$318,856	$3,200	$1,924	$69,804	$315	$325,876	$3,977

	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2

0.40%	$324	$70	$2,735	$-	$-	$-	$-	$1,003
0.60%	-	-	708	-	-	-	-	-
0.65%	86	-	-	-	-	-	-	1,072
0.75%	414	-	-	-	-	-	-	10,148
0.80%	379	-	-	1,030	-	155	-	342
0.85%	1,315	-	-	-	-	-	-	10,583
0.95%	2,221	-	-	-	-	-	989	6,306
1.05%	1,752	-	-	-	-	-	3,326	2,802
1.10%	13,220	-	-	-	-	-	-	31,871
1.15%	81,042	-	-	-	-	-	10,873	276,839
1.20%	90	-	-	-	-	-	-	729
1.25%	8,580	-	-	-	-	-	5,035	23,956
1.30%	345,478	-	-	291,624	305	141,585	-	895,050
1.35%	28,934	-	-	-	-	-	649	71,290
1.40%	15,401	-	-	99,367	87	47,330	2,499	50,856
1.45%	8,640	-	-	-	-	-	512	26,094
1.50%	216,206	-	-	-	-	-	3,719	251,398
1.55%	65,220	-	-	-	-	-	12,590	219,403
1.60%	67,410	-	-	-	-	-	509	75,445
1.65%	38,917	-	-	-	-	-	-	63,380
1.70%	4,012	-	-	-	-	-	94	5,464
1.75%	246,286	-	-	-	-	-	1,364	683,694
1.80%	25,742	-	-	-	-	-	1,595	51,879
1.85%	91,726	-	-	-	-	-	1,672	156,353
1.90%	1,933	-	-	-	-	-	1,769	4,091
1.95%	171,016	-	-	-	-	-	-	241,554
2.00%	16,971	-	-	-	-	-	-	31,059
2.05%	47,851	-	-	-	-	-	1,237	25,697
2.10%	21,598	-	-	-	-	-	-	33,715
2.15%	6,728	-	-	-	-	-	-	7,555
2.20%	60,721	-	-	-	-	-	512	85,768
2.25%	1,682	-	-	-	-	-	-	4,318
2.30%	24,887	-	-	-	-	-	-	39,170
2.35%	2,719	-	-	-	-	-	-	4,802
2.40%	36,177	-	-	-	-	-	151	18,449
2.45%	4,861	-	-	-	-	-	-	5,180
2.50%	18,307	-	-	-	-	-	-	6,395
2.55%	13,484	-	-	-	-	-	-	4,225
2.60%	47	-	-	-	-	-	-	440
2.65%	1,138	-	-	-	-	-	-	336
2.70%	48	-	-	-	-	-	-	341
2.75%	35,819	-	-	-	-	-	-	-
2.80%	1,319	-	-	-	-	-	-	-
2.85%	417	-	-	-	-	-	-	255
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,731,118	$70	$3,443	$392,021	$392	$189,070	$49,095	$3,429,307

	ACVI	ACVMV1	ACVMV2	AFGF	AFHY	AVPAP2	AFGC	BRVHY3

0.40%	$-	$4,130	$1,918	$-	$-	$2,284	$-	$2,281
0.60%	-	280	-	-	-	-	-	-
0.65%	-	-	361	-	-	-	-	-
0.75%	-	-	3,188	-	-	-	-	-
0.80%	-	2,029	-	-	-	-	-	-
0.85%	-	-	8,310	-	-	-	-	-
0.95%	-	-	3,788	-	-	-	-	-
1.05%	-	-	1,408	-	-	-	-	-
1.10%	-	-	26,910	-	-	-	-	570
1.15%	-	-	177,929	-	-	241,412	-	6,120
1.20%	-	-	555	-	-	-	-	-
1.25%	-	-	20,238	-	-	-	-	982
1.30%	38	127,700	457,177	151,663	11,047	4,616,179	9,140	151,696
1.35%	-	-	73,186	-	-	90,129	-	2,364
1.40%	67	33,739	10,624	-	-	-	-	3,729
1.45%	-	-	23,023	-	-	-	-	2,024
1.50%	-	-	339,744	-	-	1,309,725	-	59,085
1.55%	-	-	133,196	-	-	-	-	8,392
1.60%	-	-	143,901	-	-	173,495	-	18,894
1.65%	-	-	53,672	-	-	110,470	-	13,902
1.70%	-	-	3,864	-	-	638	-	74
1.75%	-	-	430,643	-	-	3,032,063	-	28,605
1.80%	-	-	66,878	-	-	83,190	-	3,841
1.85%	-	-	131,405	-	-	724,249	-	18,175
1.90%	-	-	19,851	-	-	-	-	-
1.95%	-	-	324,156	-	-	716,537	-	60,121
2.00%	-	-	20,494	-	-	29,048	-	130
2.05%	-	-	80,286	-	-	158,645	-	934
2.10%	-	-	33,278	-	-	73,029	-	2,377
2.15%	-	-	4,813	-	-	3,684	-	339
2.20%	-	-	79,756	-	-	393,638	-	4,053
2.25%	-	-	3,095	-	-	13,399	-	546
2.30%	-	-	24,879	-	-	88,156	-	7,934
2.35%	-	-	6,444	-	-	-	-	-
2.40%	-	-	65,533	-	-	197,810	-	7,029
2.45%	-	-	5,626	-	-	6,377	-	793
2.50%	-	-	7,364	-	-	66,008	-	763
2.55%	-	-	5,882	-	-	667	-	92
2.60%	-	-	410	-	-	-	-	-
2.65%	-	-	2,539	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	8,723	-	-	8,021	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	2,237	-	-	449	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$105	$167,878	$2,807,284	$151,663	$11,047	$12,139,302	$9,140	$405,845

	BRVTR3	BRVED3	MLVGA3	CHSMM	CLVHY2	DWVVLS	DWVSVS	DVMCSS

0.40%	$1,276	$1,062	$4,182	$-	$-	$4,025	$2,341	$598
0.60%	6	-	2,700	-	-	1,323	1,391	230
0.65%	-	-	102	-	-	-	-	-
0.75%	-	-	2,152	14,747	-	-	-	-
0.80%	-	-	604	-	-	-	-	-
0.85%	-	-	3,697	12,900	-	-	-	-
0.95%	-	-	5,278	7,497	-	-	-	-
1.05%	-	-	1,924	18,462	-	-	-	-
1.10%	1,651	1,420	26,558	-	109	-	243	392
1.15%	34,364	30,877	96,785	-	291	-	18,434	11,926
1.20%	-	-	668	-	-	-	-	-
1.25%	930	827	27,956	-	-	-	1,605	1,098
1.30%	1,801,251	1,739,540	650,317	-	1,302	-	178,848	105,897
1.35%	10,264	10,747	107,330	2,856	-	-	19,957	10,833
1.40%	7,151	8,680	44,438	-	17	-	8,049	435
1.45%	3,323	5,856	34,224	-	8	-	1,959	2,422
1.50%	310,804	398,461	1,335,822	-	1,674	-	123,975	101,698
1.55%	11,264	11,429	170,378	-	805	-	17,883	11,112
1.60%	12,320	47,890	373,904	-	148	-	58,654	13,318
1.65%	52,474	68,719	125,249	-	239	-	20,072	12,700
1.70%	-	207	13,992	-	-	-	766	-
1.75%	307,014	287,728	956,177	-	151	-	87,447	43,891
1.80%	23,430	58,365	138,660	-	2,081	-	21,027	12,522
1.85%	129,114	157,216	115,520	-	225	-	78,726	11,008
1.90%	179	656	5,376	-	-	-	7,179	305
1.95%	160,504	247,546	1,024,994	-	289	-	132,882	115,925
2.00%	3,575	5,840	37,734	-	-	-	6,492	5,541
2.05%	21,686	26,737	72,358	-	-	-	49,427	10,034
2.10%	18,247	13,096	82,152	-	-	-	10,729	8,200
2.15%	853	2,530	59,212	-	-	-	3,655	405
2.20%	8,883	17,192	230,260	-	-	-	48,182	11,773
2.25%	-	2,616	18,940	-	-	-	2,130	1,571
2.30%	9,648	12,931	110,935	-	-	-	16,466	5,510
2.35%	-	223	418	-	-	-	1,525	13
2.40%	17,574	35,659	181,396	-	-	-	39,045	14,809
2.45%	1,992	663	18,266	-	-	-	3,083	1,084
2.50%	44,258	55,422	17,470	-	-	-	12,077	2,191
2.55%	1,276	714	5,693	-	-	-	3,991	97
2.60%	-	-	57	-	-	-	-	-
2.65%	-	638	2,188	-	-	-	998	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	4,778	-	-	-	225	2,754
2.80%	-	-	-	-	-	-	-	-
2.85%	2,595	2,081	953	-	-	-	2,446	2,324
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,997,906	$3,253,568	$6,111,797	$56,462	$7,339	$5,348	$981,909	$522,616

	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS	DGI

0.40%	$674	$-	$287	$-	$-	$2,767	$-	$-
0.60%	-	-	-	-	-	593	-	-
0.65%	753	-	1,465	-	-	940	-	-
0.75%	4,488	-	12,530	-	-	3,579	-	-
0.80%	1,985	15,273	-	2,165	2,183	-	-	444
0.85%	13,629	-	27,434	-	-	6,847	-	-
0.95%	3,620	-	22,146	-	-	973	247	-
1.05%	4,639	-	20,587	-	-	5,732	875	-
1.10%	9,701	-	34,451	-	-	8,327	-	-
1.15%	148,539	-	282,699	-	-	126,486	3,827	-
1.20%	1,263	-	10,775	-	-	-	-	-
1.25%	12,857	-	28,144	-	-	11,518	1,402	-
1.30%	228,577	2,037,515	244,724	399,109	244,286	338,753	-	132,134
1.35%	35,974	-	70,024	-	-	35,182	-	-
1.40%	42,270	941,174	16,878	107,863	83,208	7,244	229	45,358
1.45%	27,016	-	68,119	-	-	15,038	477	-
1.50%	89,978	-	198,164	-	-	151,029	65	-
1.55%	115,995	-	228,206	-	-	77,281	1,894	-
1.60%	28,591	-	56,310	-	-	69,356	-	-
1.65%	11,653	-	40,652	-	-	21,977	-	-
1.70%	3,836	-	11,082	-	-	6,921	786	-
1.75%	228,212	-	413,962	-	-	254,097	207	-
1.80%	26,209	-	25,915	-	-	25,458	600	-
1.85%	25,460	-	72,914	-	-	74,904	195	-
1.90%	2,257	-	10,166	-	-	3,854	-	-
1.95%	51,470	-	68,638	-	-	143,953	568	-
2.00%	5,373	-	16,578	-	-	12,955	-	-
2.05%	7,513	-	20,131	-	-	25,834	-	-
2.10%	19,460	-	20,415	-	-	19,540	142	-
2.15%	7,554	-	2,661	-	-	6,509	-	-
2.20%	17,179	-	40,431	-	-	33,829	-	-
2.25%	813	-	5,628	-	-	123	124	-
2.30%	4,904	-	24,340	-	-	24,568	-	-
2.35%	2,384	-	1,221	-	-	825	-	-
2.40%	1,111	-	1,131	-	-	11,393	-	-
2.45%	912	-	2,041	-	-	552	-	-
2.50%	264	-	-	-	-	10,154	-	-
2.55%	1,620	-	6,327	-	-	3,070	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	5	-	-	562	-	-
2.70%	33	-	-	-	-	100	-	-
2.75%	-	-	-	-	-	542	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	68	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,188,834	$2,993,962	$2,107,181	$509,137	$329,677	$1,543,365	$11,638	$177,936

	ETVFR	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP

0.40%	$1,150	$-	$-	$-	$-	$-	$-	$-
0.60%	777	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	71	-	5,931	-	1,921	870
0.85%	-	-	-	-	-	-	-	-
0.95%	-	37	-	2,244	-	-	-	-
1.05%	-	-	-	624	-	-	-	-
1.10%	-	-	-	1,052	-	454	-	-
1.15%	27,692	2,221	-	51,262	-	17,712	-	-
1.20%	-	-	-	6,004	-	7,556	-	-
1.25%	1,448	857	-	15,649	-	8,263	-	-
1.30%	128,860	-	57,915	119	2,907,111	-	401,866	1,127,385
1.35%	49,717	-	-	9,593	-	3,798	-	-
1.40%	862	27	23,951	17,162	1,161,922	3,667	214,309	236,074
1.45%	5,055	147	-	10,674	-	1,163	-	-
1.50%	157,520	46	-	6,939	-	2,841	-	-
1.55%	26,946	1,864	-	67,883	-	22,609	-	-
1.60%	55,476	230	-	5,083	-	702	-	-
1.65%	46,823	-	-	7,690	-	1,093	-	-
1.70%	624	225	-	5,494	-	431	-	-
1.75%	60,618	237	-	44,448	-	3,059	-	-
1.80%	22,929	477	-	8,845	-	5,993	-	-
1.85%	43,016	866	-	1,472	-	1,507	-	-
1.90%	-	626	-	1,212	-	2,695	-	-
1.95%	101,573	-	-	1,256	-	2,644	-	-
2.00%	1,930	-	-	132	-	-	-	-
2.05%	22,628	966	-	4,134	-	236	-	-
2.10%	5,649	-	-	1,575	-	-	-	-
2.15%	79	-	-	1,796	-	71	-	-
2.20%	5,883	-	-	7,436	-	-	-	-
2.25%	1,841	176	-	636	-	-	-	-
2.30%	4,025	-	-	420	-	180	-	-
2.35%	329	-	-	-	-	-	-	-
2.40%	36,351	-	-	-	-	-	-	-
2.45%	4,571	-	-	-	-	-	-	-
2.50%	1,253	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	513	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	358	-	-	-	-	-	-	-
2.80%	190	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$816,686	$9,002	$81,937	$280,834	$4,074,964	$86,674	$618,096	$1,364,329

	FB2	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S

0.40%	$3,840	$1,027	$1,166	$-	$-	$-	$-	$-
0.60%	-	1,245	-	-	-	-	-	-
0.65%	-	-	1,756	-	-	-	-	-
0.75%	-	1,201	2,995	-	-	-	-	-
0.80%	-	1,626	-	631	-	366	-	1,481
0.85%	-	5,641	9,707	-	-	-	-	-
0.95%	-	1,744	802	-	-	-	-	-
1.05%	-	1,705	363	-	-	-	-	-
1.10%	58	3,109	37,458	-	58,023	-	208,395	-
1.15%	34,466	81,574	381,783	-	264,456	-	1,015,508	-
1.20%	-	361	1,688	-	1,174	-	3,602	-
1.25%	6,264	6,696	42,437	-	6,314	-	47,121	-
1.30%	1,918,011	201,084	898,371	44,093	1,407,315	115,623	1,767,176	141,712
1.35%	5,856	28,592	110,286	-	60,332	-	208,166	-
1.40%	4,147	26,763	16,494	18,782	19,313	7,812	20,632	12,173
1.45%	834	7,768	50,257	-	21,092	-	45,074	-
1.50%	326,140	184,562	615,248	-	325,422	-	497,007	-
1.55%	8,987	65,818	258,594	-	121,220	-	390,712	-
1.60%	36,810	44,027	227,992	-	51,837	-	76,042	-
1.65%	45,639	29,468	87,307	-	55,837	-	63,446	-
1.70%	1,006	3,316	10,018	-	7,356	-	12,543	-
1.75%	168,080	181,802	642,884	-	610,148	-	1,320,251	-
1.80%	36,647	22,070	95,167	-	26,199	-	53,381	-
1.85%	166,488	115,220	231,453	-	202,401	-	182,526	-
1.90%	-	6,009	7,578	-	7,319	-	37,754	-
1.95%	162,816	178,819	522,152	-	169,726	-	323,773	-
2.00%	1,755	8,827	56,204	-	21,279	-	74,113	-
2.05%	12,314	23,491	100,438	-	36,919	-	36,083	-
2.10%	10,432	16,717	52,590	-	14,320	-	45,552	-
2.15%	644	9,392	27,070	-	5,386	-	13,032	-
2.20%	8,655	43,994	86,372	-	58,413	-	124,652	-
2.25%	-	2,284	8,537	-	3,042	-	4,553	-
2.30%	261	18,327	31,061	-	18,600	-	44,714	-
2.35%	-	1,640	3,420	-	166	-	14,359	-
2.40%	3,130	28,416	52,076	-	11,368	-	35,688	-
2.45%	2,051	2,167	15,690	-	1,590	-	5,159	-
2.50%	19,190	13,518	23,943	-	45,629	-	12,859	-
2.55%	191	7,125	4,359	-	3,796	-	6,926	-
2.60%	-	29	-	-	-	-	-	-
2.65%	-	213	475	-	680	-	-	-
2.70%	-	-	88	-	-	-	2,144	-
2.75%	-	2,263	9,482	-	-	-	-	-
2.80%	-	579	-	-	-	-	-	-
2.85%	-	1,390	325	-	8,229	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,984,712	$1,381,619	$4,726,086	$63,506	$3,644,901	$123,801	$6,692,943	$155,366

	FF30S2	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2

0.40%	$-	$4,299	$-	$4,555	$-	$8,624	$-	$2,625
0.60%	-	1,049	-	2,876	-	2,601	-	1,358
0.65%	-	-	-	991	-	2,203	-	1,363
0.75%	-	-	-	8,209	-	13,416	-	3,016
0.80%	-	-	12,860	-	1,615	-	4,528	-
0.85%	-	-	-	8,584	-	18,702	-	11,221
0.95%	-	-	-	600	-	2,114	-	2,152
1.05%	-	-	-	1,983	-	3,078	-	4,209
1.10%	894	86	-	21,934	-	82,458	-	39,765
1.15%	59,895	28,934	-	247,061	-	647,886	-	495,044
1.20%	117	-	-	8,362	-	5,639	-	2,014
1.25%	26,378	39	-	23,712	-	36,245	-	37,229
1.30%	99,628	1,641,293	3,919,801	1,008,777	134,043	2,679,320	186,413	620,751
1.35%	46,899	3,293	-	100,031	-	128,064	-	155,559
1.40%	669	4,234	915,467	9,249	52,363	48,764	52,285	18,333
1.45%	2,603	3,707	-	28,153	-	69,263	-	50,199
1.50%	179,803	241,222	-	723,938	-	594,723	-	409,899
1.55%	54,255	4,656	-	160,332	-	526,514	-	351,413
1.60%	30,156	53,363	-	241,370	-	113,540	-	163,457
1.65%	16,927	30,735	-	106,987	-	101,735	-	83,993
1.70%	1,154	21	-	8,317	-	17,990	-	18,464
1.75%	139,742	129,234	-	659,739	-	1,159,463	-	696,113
1.80%	13,055	23,699	-	74,008	-	61,128	-	80,675
1.85%	26,237	133,926	-	265,721	-	289,608	-	194,728
1.90%	14,665	-	-	25,404	-	8,658	-	15,109
1.95%	197,545	154,517	-	736,357	-	330,664	-	386,412
2.00%	4,876	5,701	-	53,320	-	45,977	-	35,596
2.05%	30,078	19,893	-	128,301	-	44,575	-	43,478
2.10%	19,591	7,988	-	76,654	-	59,470	-	55,683
2.15%	14,389	-	-	12,885	-	25,372	-	27,702
2.20%	8,259	10,754	-	104,846	-	61,559	-	100,543
2.25%	3,211	-	-	6,848	-	4,618	-	5,881
2.30%	12,941	1,856	-	54,194	-	34,886	-	48,491
2.35%	-	-	-	6,815	-	29,515	-	5,443
2.40%	25,955	4,294	-	108,414	-	21,503	-	45,588
2.45%	2,718	4,558	-	6,412	-	7,163	-	6,472
2.50%	12,111	18,116	-	29,137	-	46,914	-	17,664
2.55%	403	570	-	8,266	-	4,200	-	2,220
2.60%	25,035	-	-	103	-	-	-	407
2.65%	-	910	-	5,435	-	2,135	-	2,390
2.70%	-	-	-	623	-	663	-	616
2.75%	-	2,286	-	3,195	-	-	-	1,517
2.80%	-	-	-	966	-	863	-	1,046
2.85%	-	-	-	5,350	-	828	-	2,018
2.90%	-	-	-	-	-	275	-	-
2.95%	-	-	-	-	-	304	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,070,189	$2,535,233	$4,848,128	$5,089,014	$188,021	$7,343,220	$243,226	$4,247,856

	FOP	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2

0.40%	$-	$693	$-	$1,074	$866	$-	$309	$3,079
0.60%	-	-	-	3,210	1,297	-	-	1,320
0.65%	-	924	-	-	178	-	664	-
0.75%	-	1,883	-	-	5,073	-	2,157	-
0.80%	1,408	-	249	-	957	-	1,429	-
0.85%	-	2,932	-	-	5,729	-	7,147	-
0.95%	-	954	-	-	2,004	2,688	4,140	-
1.05%	-	1,032	-	-	1,744	2,947	1,363	-
1.10%	-	14,372	-	-	17,611	1,162	22,973	-
1.15%	-	121,368	-	101	204,665	113,949	216,431	-
1.20%	-	879	-	-	116	1,270	13,617	-
1.25%	-	12,340	-	-	28,916	29,266	23,615	-
1.30%	622,298	277,470	46,957	696	570,733	1,984	167,127	-
1.35%	-	37,898	-	2	145,963	28,438	62,027	-
1.40%	128,346	4,520	12,808	-	111,843	12,580	38,119	-
1.45%	-	20,879	-	-	29,456	19,697	32,679	-
1.50%	-	142,077	-	1,811	568,897	21,763	63,095	-
1.55%	-	80,043	-	128	160,332	145,225	227,405	-
1.60%	-	32,786	-	224	322,944	12,601	40,924	-
1.65%	-	21,206	-	115	102,544	3,733	32,541	-
1.70%	-	5,897	-	-	15,264	8,631	6,136	-
1.75%	-	266,199	-	475	559,723	54,600	293,697	-
1.80%	-	18,596	-	288	124,116	26,534	15,009	-
1.85%	-	71,382	-	164	89,310	10,406	27,781	-
1.90%	-	3,888	-	-	962	11,566	3,683	-
1.95%	-	158,465	-	1,065	595,649	7,974	47,655	-
2.00%	-	6,427	-	-	21,913	209	13,617	-
2.05%	-	17,427	-	-	28,669	6,420	7,427	-
2.10%	-	20,249	-	-	48,802	6,524	18,281	-
2.15%	-	3,075	-	-	18,004	1,021	11,700	-
2.20%	-	32,823	-	1	105,388	7,432	19,833	-
2.25%	-	3,355	-	77	29,535	204	946	-
2.30%	-	23,399	-	-	53,723	732	10,214	-
2.35%	-	4,296	-	-	-	-	11,051	-
2.40%	-	14,608	-	298	196,657	90	61	-
2.45%	-	1,705	-	127	20,462	806	1,880	-
2.50%	-	5,645	-	159	9,480	237	1,686	-
2.55%	-	863	-	-	67,246	-	9,126	-
2.60%	-	-	-	-	582	-	-	-
2.65%	-	2,086	-	-	2,476	289	291	-
2.70%	-	307	-	-	-	-	433	-
2.75%	-	174	-	-	81,020	-	-	-
2.80%	-	297	-	-	1,428	-	1,099	-
2.85%	-	626	-	-	314	-	-	-
2.90%	-	-	-	-	-	-	91	-
2.95%	-	-	-	-	-	-	103	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$752,052	$1,436,045	$60,014	$10,015	$4,352,591	$540,978	$1,459,562	$4,399

	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	ACEG2	IVMCC2	IVKMG2

0.40%	$-	$-	$2,505	$2,674	$1,227	$-	$115	$-
0.60%	-	-	1,159	341	1,035	-	-	-
0.65%	-	-	129	68	-	-	-	-
0.75%	-	621	2,522	510	-	-	-	1,549
0.80%	483	296	1,062	11	-	810	-	544
0.85%	2,993	273	2,348	459	-	-	187	670
0.95%	146	1,605	1,633	323	-	934	-	1,037
1.05%	624	508	2,227	499	-	72	-	-
1.10%	2,904	17,517	7,072	3,104	-	375	166	3,522
1.15%	27,134	113,901	105,305	21,380	-	14,433	4,521	30,411
1.20%	219	667	862	-	-	14	-	642
1.25%	2,693	12,443	10,025	4,720	-	1,611	71	7,343
1.30%	23,620	20,302	308,867	188,620	-	5,092	50,038	45,676
1.35%	6,794	23,130	45,654	26,021	-	482	2,697	11,308
1.40%	14,889	11,328	49,533	4,020	-	12,849	362	2,667
1.45%	3,375	21,461	27,457	2,311	-	811	248	3,853
1.50%	7,681	25,395	243,771	296,926	-	3,282	35,268	13,941
1.55%	38,964	97,475	79,261	32,602	-	11,261	548	25,897
1.60%	2,064	12,692	176,282	146,143	-	771	8,117	2,781
1.65%	1,701	8,455	32,734	34,256	-	389	4,985	2,368
1.70%	824	7,822	4,297	1,214	-	3,188	188	626
1.75%	26,064	129,869	241,876	262,508	-	6,030	41,879	43,823
1.80%	9,530	12,027	60,580	51,508	-	1,555	3,012	3,410
1.85%	542	6,078	38,680	29,759	-	1,790	7,266	6,058
1.90%	1,831	2,448	153	-	-	2,737	-	2,166
1.95%	6,885	17,533	251,518	264,936	-	3,932	45,345	17,171
2.00%	36	2,253	7,968	22,576	-	154	426	1,954
2.05%	523	2,176	24,293	45,543	-	1,379	3,624	1,022
2.10%	1,145	8,466	11,945	17,744	-	695	9,090	17,418
2.15%	2,282	4,019	15,327	4,139	-	606	2,856	1,376
2.20%	228	5,749	46,880	75,066	-	2,231	4,137	4,796
2.25%	103	1,329	6,267	6,593	-	44	951	250
2.30%	1,551	3,808	14,206	43,884	-	-	13,972	2,172
2.35%	188	6,979	397	1,638	-	160	400	1,859
2.40%	-	-	27,998	46,497	-	257	6,466	-
2.45%	-	138	1,880	6,086	-	-	508	14
2.50%	168	734	7,967	14,873	-	-	1,442	306
2.55%	-	-	4,673	5,643	-	-	5,563	80
2.60%	-	-	726	-	-	-	-	-
2.65%	115	60	488	2,150	-	-	70	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	871	-	-	-	227	-
2.80%	-	-	-	78	-	-	-	-
2.85%	-	-	272	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$188,299	$579,557	$1,869,670	$1,667,423	$2,262	$77,944	$254,745	$258,710

	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS

0.40%	$452	$-	$-	$1,331	$629	$1,169	$2,174	$-
0.60%	356	-	-	508	50	535	2,332	-
0.65%	-	-	-	-	-	1,105	-	-
0.75%	-	-	-	-	-	5,069	1,392	573
0.80%	-	547	-	-	-	5,283	2,070	1,820
0.85%	-	-	-	-	-	7,745	7,705	1,967
0.95%	-	-	16,542	-	-	9,842	1,624	5,446
1.05%	-	-	33,480	-	-	10,104	1,733	4,034
1.10%	-	-	192	-	1,733	22,019	3,637	2,825
1.15%	-	-	15,180	-	20,397	216,958	37,202	60,043
1.20%	-	-	-	-	-	314	-	-
1.25%	-	-	5,330	-	2,138	19,383	3,856	9,493
1.30%	-	143,095	112	-	292,864	446,229	353,654	164,115
1.35%	-	-	-	-	8,484	74,966	27,382	18,969
1.40%	-	48,200	1,615	-	4,664	59,515	30,719	34,191
1.45%	-	-	3,499	-	6,979	15,929	5,459	8,238
1.50%	-	-	8,472	-	74,141	148,982	234,772	61,753
1.55%	-	-	11,492	-	10,484	145,211	45,391	59,523
1.60%	-	-	3,782	-	27,310	58,712	85,443	29,126
1.65%	-	-	-	-	9,723	31,670	31,070	7,724
1.70%	-	-	3,460	-	-	4,816	1,405	2,690
1.75%	-	-	7,627	-	163,711	390,819	113,859	64,910
1.80%	-	-	1,109	-	19,338	17,380	46,684	12,177
1.85%	-	-	798	-	25,988	54,718	138,136	34,878
1.90%	-	-	-	-	3,530	7,174	8,791	1,313
1.95%	-	-	30	-	91,424	92,484	197,073	40,861
2.00%	-	-	-	-	1,795	19,123	5,584	13,909
2.05%	-	-	1,812	-	7,371	15,364	40,621	3,315
2.10%	-	-	171	-	8,412	34,241	20,294	7,399
2.15%	-	-	2,754	-	2,136	5,854	5,015	3,244
2.20%	-	-	1,342	-	4,536	50,076	39,663	10,920
2.25%	-	-	-	-	374	3,336	1,608	785
2.30%	-	-	-	-	2,846	15,891	19,627	3,397
2.35%	-	-	-	-	5,022	3,194	-	611
2.40%	-	-	-	-	5,681	1,254	31,034	6,520
2.45%	-	-	-	-	1,096	3,741	2,076	1,142
2.50%	-	-	-	-	7,333	2,003	5,000	839
2.55%	-	-	-	-	441	2,908	12,779	2,840
2.60%	-	-	-	-	-	-	58	61
2.65%	-	-	-	-	-	1,029	1,213	383
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	187	18,047	88
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	8,338	-	5,013	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$808	$191,842	$118,799	$1,839	$818,968	$2,006,332	$1,591,195	$682,122

	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC	MVFSC	MVIVSC	MSGI2

0.40%	$1,810	$847	$-	$967	$228	$7,581	$10,577	$191
0.60%	857	251	-	67	637	212	4,220	1,822
0.65%	-	-	-	30	-	1,964	1,498	-
0.75%	-	-	-	394	-	9,495	10,375	-
0.80%	-	-	-	-	-	1,044	-	-
0.85%	-	-	-	34	-	20,054	7,218	-
0.95%	-	-	706	-	-	3,680	4,168	-
1.05%	-	-	-	-	-	1,703	2,807	-
1.10%	783	154	106	52	-	70,830	7,579	50
1.15%	16,237	14,369	16,960	9,620	-	581,740	202,585	3,432
1.20%	-	-	101	-	-	5,435	-	-
1.25%	1,253	627	7,525	950	-	48,375	11,000	324
1.30%	101,243	116,816	593	91,296	-	946,632	987,502	31,483
1.35%	8,491	3,761	3,325	9,400	-	186,819	79,125	3,009
1.40%	67	1,257	703	2,788	-	103,714	35,848	5,175
1.45%	2,155	777	1,906	843	-	64,870	18,359	62
1.50%	125,490	43,189	8,215	78,277	-	571,984	544,051	35,245
1.55%	19,915	3,308	14,652	4,382	-	518,246	105,576	6,283
1.60%	37,516	6,337	4,965	24,542	-	185,501	184,421	17,124
1.65%	14,653	8,928	88	8,083	-	138,205	80,105	5,991
1.70%	613	-	410	149	-	20,223	1,520	69
1.75%	39,894	30,301	12,175	73,017	-	1,356,242	659,394	19,110
1.80%	17,522	3,187	3,737	9,706	-	104,390	68,419	7,564
1.85%	20,907	7,984	3,175	21,048	-	220,453	193,583	12,292
1.90%	-	-	2,083	640	-	39,082	20,187	-
1.95%	144,072	31,709	1,507	63,178	-	472,616	413,456	24,466
2.00%	3,674	27	-	2,343	-	41,541	27,570	2,496
2.05%	26,606	531	5,341	9,772	-	68,243	116,170	2,972
2.10%	3,428	4,305	1,495	13,228	-	102,382	39,513	2,073
2.15%	3,509	-	283	4,747	-	38,097	15,198	97
2.20%	4,363	4,487	1,362	11,446	-	114,540	103,059	6,513
2.25%	2,885	470	-	44	-	5,624	7,762	782
2.30%	14,281	106	283	9,596	-	56,914	60,174	1,965
2.35%	1,963	-	-	893	-	27,321	8,227	-
2.40%	44,563	1,537	-	13,367	-	106,438	98,925	2,793
2.45%	3,083	-	-	395	-	10,138	5,530	529
2.50%	2,196	914	-	4,366	-	9,609	15,817	116
2.55%	364	441	-	8,032	-	12,280	9,557	-
2.60%	-	-	-	-	-	-	-	-
2.65%	173	-	-	873	-	4,088	2,024	-
2.70%	-	-	-	-	-	532	-	-
2.75%	4,138	-	-	5,862	-	115	2,622	387
2.80%	76	112	-	511	-	817	412	-
2.85%	1,569	6,147	-	-	-	302	5,432	1,242
2.90%	-	-	-	-	-	208	-	-
2.95%	-	-	-	-	-	283	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$670,349	$292,879	$91,696	$484,938	$865	$6,280,562	$4,171,565	$195,657

	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	NAMGI2

0.40%	$-	$-	$-	$883	$76	$-	$-	$720
0.60%	-	-	-	103	320	-	-	36
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	4	-	20	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	4,601	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	4,500	-	170	-	-	-	-
1.15%	-	25,036	-	1,043	-	-	18	44,494
1.20%	-	71	-	-	-	-	-	-
1.25%	-	3,105	-	1,386	-	-	-	-
1.30%	24,959	-	15,703	-	-	74	-	1,798,334
1.35%	-	5,488	-	-	-	-	-	3,097
1.40%	6,076	2,947	7,985	222	-	300	-	-
1.45%	-	11,919	-	553	-	-	-	1,776
1.50%	-	7,419	-	211	-	-	21	286,875
1.55%	-	28,535	-	1,483	-	-	-	896
1.60%	-	3,557	-	-	-	-	-	5,439
1.65%	-	988	-	-	-	-	-	38,556
1.70%	-	3,691	-	320	-	-	-	-
1.75%	-	37,849	-	2	1,282	-	-	212,469
1.80%	-	3,111	-	-	-	-	-	38,748
1.85%	-	1,714	-	30	-	-	-	121,870
1.90%	-	680	-	-	-	-	-	-
1.95%	-	6,422	-	-	1,066	-	-	182,740
2.00%	-	46	-	-	-	-	-	15,424
2.05%	-	1,423	-	77	-	-	-	24,871
2.10%	-	1,901	-	-	-	-	-	12,152
2.15%	-	502	-	-	-	-	-	-
2.20%	-	335	-	-	272	-	-	9,079
2.25%	-	306	-	-	-	-	-	588
2.30%	-	1,712	-	-	-	-	-	6,735
2.35%	-	242	-	-	-	-	-	-
2.40%	-	-	-	-	869	-	-	36,539
2.45%	-	158	-	-	-	-	-	344
2.50%	-	-	-	-	-	-	-	9,346
2.55%	-	-	-	-	235	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	752
2.80%	-	-	-	-	-	-	-	1,151
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$31,039	$158,258	$23,708	$6,483	$4,120	$374	$39	$2,853,031

	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2

0.40%	$8,913	$-	$7,382	$49,134	$6,755	$7,479	$7,296	$13,050
0.60%	1,798	-	2,910	9,289	931	4,193	3,137	4,242
0.65%	-	-	991	30,460	5,969	770	260	7,108
0.75%	-	-	4,648	34,004	8,661	3,254	2,137	10,232
0.80%	-	3,221	-	1,484	458	2,656	2,591	451
0.85%	-	-	4,120	67,235	8,527	4,944	11,062	9,877
0.95%	-	-	3,265	1,660	4,661	1,614	3,481	2,523
1.05%	-	-	4,938	2,894	1,127	2,703	2,750	935
1.10%	3,689	-	37,218	1,921,126	403,422	34,721	65,795	405,895
1.15%	219,985	-	335,410	8,112,845	2,532,199	274,723	416,545	2,664,743
1.20%	-	-	761	12,383	6,787	1,215	1,929	6,479
1.25%	82	-	42,447	585,441	105,194	29,718	35,030	105,384
1.30%	9,895,768	443,507	419,903	29,061,161	16,809,226	1,042,526	1,474,964	16,500,269
1.35%	23,212	-	124,635	1,915,382	508,063	144,191	254,373	619,926
1.40%	-	158,623	14,349	313,377	47,732	39,519	72,535	61,099
1.45%	-	-	49,459	513,464	142,126	22,458	55,623	158,681
1.50%	1,554,766	-	274,277	8,000,001	2,777,272	591,762	1,191,547	3,668,345
1.55%	8,392	-	242,273	4,638,442	1,252,832	179,147	331,797	1,369,502
1.60%	54,314	-	72,695	990,347	114,005	245,588	396,310	473,705
1.65%	208,207	-	52,247	1,475,842	446,956	80,972	163,513	567,376
1.70%	-	-	9,889	219,142	37,164	8,090	11,930	47,504
1.75%	2,540,594	-	469,738	19,818,609	6,173,983	733,274	1,211,337	6,925,114
1.80%	113,074	-	34,408	848,533	286,770	92,858	156,569	380,657
1.85%	848,498	-	103,665	3,760,817	2,113,652	136,618	251,229	2,223,647
1.90%	10,350	-	8,647	211,101	87,560	12,523	8,146	93,539
1.95%	2,155,399	-	204,415	6,085,600	1,700,533	591,778	1,140,234	2,542,861
2.00%	51,070	-	14,199	724,966	221,023	28,378	55,949	258,413
2.05%	168,480	-	66,124	874,288	507,295	43,478	177,204	537,200
2.10%	42,229	-	27,590	734,882	209,520	51,217	70,671	224,286
2.15%	1,183	-	6,636	224,035	114,936	12,266	29,224	128,837
2.20%	69,065	-	43,277	1,541,889	398,963	77,279	173,546	522,751
2.25%	405	-	1,934	89,792	37,226	5,848	8,927	43,651
2.30%	27,694	-	31,782	662,753	254,982	52,682	80,333	323,112
2.35%	-	-	5,888	315,883	237,922	6,165	10,048	253,184
2.40%	287,093	-	25,244	778,832	255,715	61,218	149,678	359,918
2.45%	31,105	-	2,509	135,967	38,998	9,389	29,508	62,089
2.50%	156,218	-	10,826	514,676	320,905	18,926	41,884	363,305
2.55%	4,266	-	2,910	148,724	21,087	11,151	14,961	29,865
2.60%	-	-	-	13,132	13,024	-	741	14,078
2.65%	-	-	704	74,653	55,889	1,500	2,572	61,260
2.70%	-	-	-	16,683	11,616	50	70	11,875
2.75%	608	-	11,326	56,875	2,887	3,502	2,569	4,965
2.80%	674	-	-	13,123	5,413	1,957	2,314	7,409
2.85%	15,613	-	2,308	18,602	17,368	3,053	2,051	19,629
2.90%	-	-	-	4,899	3,401	-	-	3,584
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	1,922	1,889	-	-	1,991
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$18,502,744	$605,351	$2,777,947	$95,626,349	$38,312,624	$4,677,353	$8,124,370	$42,094,546

	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1

0.40%	$233	$645	$-	$669	$85	$-	$673	$-
0.60%	-	331	-	440	-	-	202	-
0.65%	-	-	-	-	47	-	18	-
0.75%	468	-	1,091	-	1,218	-	789	-
0.80%	912	954	-	785	-	3,538	-	156
0.85%	1,338	-	5,317	-	1,853	-	970	-
0.95%	5,242	-	3,199	-	3	-	146	-
1.05%	1,274	-	739	-	-	-	20	-
1.10%	3,245	-	1,917	-	7,823	-	7,786	-
1.15%	100,966	-	69,811	-	52,551	-	34,440	-
1.20%	849	-	543	-	-	-	212	-
1.25%	13,951	-	7,977	-	1,824	-	5,160	-
1.30%	129,497	98,819	79,598	144,997	102,708	647,283	104,500	23,797
1.35%	28,990	-	24,628	-	17,083	-	9,875	-
1.40%	38,440	21,045	3,453	85,661	4,400	342,666	1,199	3,820
1.45%	27,975	-	11,260	-	25,432	-	2,060	-
1.50%	112,933	-	135,944	-	101,773	-	40,931	-
1.55%	87,185	-	52,812	-	38,988	-	38,385	-
1.60%	101,380	-	54,291	-	26,242	-	20,166	-
1.65%	26,584	-	29,328	-	15,260	-	6,677	-
1.70%	6,225	-	3,011	-	249	-	78	-
1.75%	108,873	-	119,414	-	118,591	-	86,382	-
1.80%	43,589	-	17,247	-	10,957	-	11,259	-
1.85%	58,159	-	17,702	-	19,149	-	12,109	-
1.90%	1,762	-	743	-	1,247	-	69	-
1.95%	73,371	-	107,178	-	86,399	-	45,134	-
2.00%	7,265	-	5,504	-	7,572	-	3,458	-
2.05%	27,708	-	34,829	-	18,191	-	7,771	-
2.10%	9,656	-	18,558	-	5,713	-	3,647	-
2.15%	2,036	-	5,239	-	1,640	-	3,859	-
2.20%	42,992	-	46,959	-	15,090	-	13,577	-
2.25%	2,816	-	1,290	-	756	-	65	-
2.30%	18,770	-	12,737	-	13,867	-	11,852	-
2.35%	1,706	-	3,021	-	1,340	-	2,025	-
2.40%	13,740	-	11,129	-	15,522	-	3,114	-
2.45%	748	-	1,857	-	1,691	-	1,602	-
2.50%	1,013	-	2,542	-	880	-	1,497	-
2.55%	1,034	-	11,333	-	1,374	-	2,050	-
2.60%	-	-	-	-	-	-	-	-
2.65%	166	-	3,442	-	3,164	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	747	-	1,329	-	981	-
2.80%	-	-	160	-	94	-	-	-
2.85%	-	-	-	-	-	-	772	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,103,091	$121,794	$906,550	$232,552	$722,105	$993,487	$485,510	$27,773

	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2

0.40%	$436	$-	$2,568	$12,629	$207	$10,956	$1,010	$2,806
0.60%	142	-	-	1,619	-	213	200	21
0.65%	1,542	6	8,370	36,284	4,483	16,462	-	3,263
0.75%	5,434	1,397	25,975	36,506	11,478	62,520	20,524	13,946
0.80%	-	237	32	19	-	833	91	-
0.85%	9,745	1,350	52,978	83,217	9,252	67,994	5,807	29,110
0.95%	-	-	-	-	-	-	-	-
1.05%	539	-	-	-	-	-	-	-
1.10%	32,776	1,880	990,102	1,104,160	284,593	1,386,160	117,132	298,252
1.15%	273,928	66,343	1,927,815	4,307,122	827,825	3,543,068	849,350	1,017,298
1.20%	3,990	-	10,529	18,157	8,555	48,185	-	1,998
1.25%	14,535	4,286	182,456	306,040	78,650	253,608	36,662	77,181
1.30%	178,669	93,881	13,015,824	9,978,527	3,187,248	10,588,883	254,792	3,831,554
1.35%	51,508	15,881	416,676	1,064,405	166,060	991,061	232,948	266,201
1.40%	31,273	4,368	35,405	15,127	32,945	86,486	30,479	55,704
1.45%	25,773	2,146	127,451	283,178	55,141	241,659	53,552	71,743
1.50%	77,215	162,092	2,748,275	3,057,707	774,916	3,331,653	420,000	943,474
1.55%	297,149	57,812	1,121,520	2,055,347	606,325	1,948,727	854,824	732,895
1.60%	33,341	33,455	205,662	145,937	134,460	516,865	103,981	116,088
1.65%	31,139	24,158	394,220	509,758	143,919	576,376	72,976	141,792
1.70%	4,148	888	25,974	59,143	15,034	72,539	23,005	28,613
1.75%	449,913	213,182	6,328,468	10,954,750	2,402,968	9,755,805	1,193,138	2,428,100
1.80%	15,662	48,854	180,269	195,022	86,567	251,329	29,329	91,228
1.85%	24,258	6,202	1,332,467	1,085,641	520,006	1,187,152	91,511	539,771
1.90%	4,446	4,345	78,667	111,721	33,331	142,337	87,227	44,445
1.95%	92,295	222,509	1,637,732	2,618,054	538,238	2,272,130	495,896	692,271
2.00%	9,940	10,870	162,141	323,721	122,485	369,461	47,238	78,906
2.05%	6,234	27,677	409,278	340,455	113,831	314,905	40,719	92,573
2.10%	35,524	5,311	177,714	409,994	48,784	369,254	50,648	71,468
2.15%	14,059	5,634	106,330	73,394	29,703	193,119	33,939	27,580
2.20%	17,295	58,965	393,417	648,886	180,712	880,079	149,914	171,302
2.25%	2,023	3,091	27,780	4,382	5,288	45,764	9,715	41,187
2.30%	10,423	34,903	209,156	467,166	116,369	311,285	127,273	109,366
2.35%	19,006	773	130,543	16,914	54,343	207,029	23,816	42,427
2.40%	10,108	18,642	101,234	138,479	27,475	97,243	105,763	32,881
2.45%	66	4,798	16,181	56,813	13,848	37,699	1,011	25,109
2.50%	2,658	29,481	277,693	85,128	61,616	123,269	69,817	57,498
2.55%	2,669	-	16,123	35,823	13,967	44,159	452	4,962
2.60%	-	-	1,303	-	-	11,261	-	-
2.65%	1,520	556	15,804	9,825	9,751	22,908	614	4,962
2.70%	485	36,297	37,442	-	558	10,686	382	284
2.75%	-	-	367	4,329	-	869	870	3,118
2.80%	-	-	95	-	-	687	2,465	-
2.85%	-	-	4,809	-	3,798	7,200	-	7,266
2.90%	186	-	-	-	-	-	-	-
2.95%	285	-	-	4,449	-	1,742	-	1,590
3.00%	-	-	-	582	-	-	-	-
3.05%	-	-	-	-	-	1,301	3,242	-
3.10%	-	-	802	-	-	2,404	-	-
3.40%	-	-	-	-	-	1,828	-	-

Totals	$1,792,337	$1,202,270	$32,937,647	$40,660,410	$10,724,729	$40,407,153	$5,642,312	$12,200,233

	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8

0.40%	$-	$474	$2,709	$-	$-	$74	$1,244	$88
0.60%	-	-	291	-	-	2	3,523	-
0.65%	-	1,338	881	-	1,239	2,076	-	507
0.75%	-	8,406	1,676	-	3,027	7,182	-	606
0.80%	72	-	205	27,527	-	2,594	-	138
0.85%	-	8,144	708	-	7,590	8,241	-	5,958
0.95%	-	869	-	-	2,806	6,180	-	490
1.05%	-	1,500	101	-	1,968	8,871	-	1,045
1.10%	-	32,707	10,097	-	30,982	39,535	-	32,051
1.15%	-	160,793	63,718	-	279,014	412,558	-	51,196
1.20%	-	2,844	-	-	4,225	4,006	-	111
1.25%	-	16,685	8,167	-	17,389	30,796	-	2,203
1.30%	33,289	258,230	277,987	1,218,621	112,932	679,711	-	222,701
1.35%	-	36,886	17,266	-	59,528	84,383	-	16,247
1.40%	12,887	19,835	10,012	388,114	31,864	236,954	-	11,696
1.45%	-	27,730	3,584	-	31,021	42,391	-	7,387
1.50%	-	108,010	133,555	-	69,165	116,945	-	201,651
1.55%	-	173,519	52,836	-	311,897	378,025	-	22,938
1.60%	-	55,274	31,536	-	14,940	69,955	-	27,300
1.65%	-	35,498	17,229	-	27,625	46,537	-	10,384
1.70%	-	2,479	2,078	-	4,502	8,534	-	521
1.75%	-	295,543	203,221	-	434,133	548,113	-	131,992
1.80%	-	20,246	10,733	-	15,866	31,344	-	18,171
1.85%	-	35,888	43,911	-	23,175	41,714	-	24,034
1.90%	-	1,172	3,166	-	6,413	6,004	-	613
1.95%	-	117,907	87,025	-	64,799	144,634	-	179,121
2.00%	-	6,247	6,097	-	8,174	12,369	-	5,164
2.05%	-	15,116	10,521	-	6,237	14,060	-	9,142
2.10%	-	25,181	7,007	-	20,225	22,851	-	5,025
2.15%	-	8,111	1,423	-	12,816	17,009	-	424
2.20%	-	20,290	15,640	-	11,498	20,560	-	26,574
2.25%	-	3,357	66	-	2,108	3,910	-	4,223
2.30%	-	7,310	13,569	-	9,544	24,717	-	5,176
2.35%	-	17,024	707	-	20,622	25,478	-	347
2.40%	-	2,114	5,404	-	7,349	1,105	-	29,108
2.45%	-	1,286	495	-	67	1,539	-	1,907
2.50%	-	6,369	4,659	-	2,849	5,423	-	7,059
2.55%	-	1,800	211	-	1,909	1,935	-	2,720
2.60%	-	-	-	-	-	446	-	96
2.65%	-	1,836	471	-	439	352	-	455
2.70%	-	360	-	-	479	789	-	-
2.75%	-	-	-	-	-	217	-	-
2.80%	-	37	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	183	-	-	187	183	-	-
2.95%	-	74	-	-	297	266	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$46,248	$1,538,672	$1,048,962	$1,634,262	$1,660,900	$3,110,568	$4,767	$1,066,569

	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF

0.40%	$461	$4,658	$17,365	$8	$11,622	$450	$2,892	$6,709
0.60%	169	263	2,438	601	787	569	724	1,532
0.65%	-	4,173	52,036	5,921	37,580	3,551	9,745	1,665
0.75%	3,060	33,668	96,255	9,496	55,049	10,923	29,526	3,173
0.80%	5,279	63	400	1,641	4,695	7,635	1,438	2,409
0.85%	246	43,167	122,045	13,747	63,070	11,761	26,941	11,807
0.95%	981	-	370	-	9,783	8,909	1,020	2,780
1.05%	2,540	687	1,568	607	5,080	8,996	2,263	832
1.10%	7,188	247,180	383,095	203,615	743,553	210,540	185,850	7,317
1.15%	294,857	1,077,490	2,005,369	817,214	4,559,100	2,871,358	1,258,336	184,452
1.20%	6,706	5,898	1,493	11,237	19,764	21,413	5,479	1,129
1.25%	55,848	64,980	83,388	42,958	312,773	193,154	107,605	20,841
1.30%	154,838	10,897,213	6,710,575	3,204,090	7,894,985	435,535	3,502,016	777,212
1.35%	90,336	212,256	483,909	132,747	791,466	592,674	264,465	75,159
1.40%	67,823	44,043	12,382	80,295	507,497	325,548	139,080	112,405
1.45%	27,903	37,555	213,888	83,581	271,696	182,631	97,786	38,352
1.50%	303,389	2,015,762	1,618,612	726,661	2,549,121	634,583	752,289	454,204
1.55%	186,868	368,112	843,818	559,424	2,853,635	2,187,704	833,342	125,253
1.60%	122,631	191,293	168,386	284,175	477,161	234,091	218,057	111,054
1.65%	59,943	172,694	341,206	111,335	474,088	120,984	144,305	44,832
1.70%	28,309	17,107	26,097	23,865	108,727	70,838	26,578	10,373
1.75%	506,561	3,662,417	5,724,231	2,088,794	7,751,835	2,145,705	2,632,001	427,883
1.80%	44,195	115,507	95,971	120,333	293,987	122,921	91,494	52,697
1.85%	48,663	867,818	689,319	422,395	924,520	104,987	360,285	119,043
1.90%	69,845	65,593	73,870	20,407	233,352	199,312	73,896	4,813
1.95%	362,550	1,158,039	1,351,138	385,338	1,791,880	559,813	503,809	456,968
2.00%	3,585	74,232	113,395	91,514	317,975	56,065	88,784	14,320
2.05%	52,301	190,083	102,195	107,438	212,400	46,874	84,746	43,559
2.10%	43,540	122,404	247,555	40,519	274,405	181,411	92,340	42,874
2.15%	60,246	66,910	44,946	47,510	340,893	49,515	70,039	22,002
2.20%	35,877	300,161	376,450	191,249	436,052	86,800	131,254	64,152
2.25%	29,191	51,814	5,291	13,612	63,360	35,286	56,223	4,224
2.30%	58,178	96,244	180,382	141,995	243,137	123,416	68,478	22,008
2.35%	62,443	119,461	13,946	44,903	453,178	18,289	95,135	1,745
2.40%	15,675	77,622	85,426	39,675	218,298	174,246	19,607	60,875
2.45%	2,319	31,778	38,043	15,729	29,244	7,178	3,227	5,376
2.50%	73,847	237,914	76,177	60,276	189,451	153,691	60,839	29,776
2.55%	1,146	11,741	21,346	12,406	58,506	18,255	31,548	4,688
2.60%	6,417	-	-	-	5,365	648	714	96
2.65%	2,451	2,976	653	3,291	32,252	4,927	2,633	1,760
2.70%	32,744	8,835	-	1,198	50,556	3,997	4,395	-
2.75%	2,279	396	-	1,856	5,996	13,039	8,815	1,000
2.80%	-	-	-	93	686	-	-	-
2.85%	-	7,210	-	-	-	8,389	1,338	-
2.90%	-	-	-	-	4,847	-	-	-
2.95%	23,711	6,927	-	-	1,764	-	-	-
3.00%	-	-	-	-	39,654	-	4,747	-
3.05%	-	-	-	-	-	2,915	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,957,139	$22,714,344	$22,425,029	$10,163,749	$35,724,825	$12,251,526	$12,096,084	$3,373,349

	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1

0.40%	$11,413	$-	$697	$-	$166	$-	$1,510	$-
0.60%	2,863	-	-	-	-	-	372	-
0.65%	3,599	-	1,379	-	531	-	949	-
0.75%	18,035	-	3,955	-	3,054	-	5,307	-
0.80%	9,319	1,143	-	149	-	2,074	-	42
0.85%	12,704	-	8,246	-	4,449	-	2,761	-
0.95%	11,007	-	349	-	1,009	-	3,162	-
1.05%	6,821	-	1,122	-	569	-	2,528	-
1.10%	89,966	-	29,199	-	20,221	-	17,335	-
1.15%	745,574	-	259,663	-	108,362	-	203,256	-
1.20%	5,592	-	4,571	-	962	-	2,691	-
1.25%	67,677	-	15,078	-	7,221	-	23,756	-
1.30%	1,883,619	227,796	116,086	25,805	129,838	88,970	160,172	36,660
1.35%	180,738	-	59,303	-	22,060	-	48,404	-
1.40%	489,882	93,184	26,592	14,973	4,113	29,181	15,791	19,500
1.45%	86,126	-	20,786	-	8,169	-	24,745	-
1.50%	589,847	-	88,932	-	74,924	-	174,286	-
1.55%	724,388	-	296,897	-	79,882	-	234,466	-
1.60%	294,553	-	29,379	-	17,349	-	50,771	-
1.65%	117,325	-	25,616	-	14,132	-	29,641	-
1.70%	27,194	-	7,144	-	2,683	-	5,276	-
1.75%	1,217,026	-	454,175	-	188,914	-	339,094	-
1.80%	107,249	-	11,676	-	7,844	-	56,459	-
1.85%	338,110	-	37,150	-	21,246	-	55,571	-
1.90%	18,474	-	6,040	-	3,449	-	8,362	-
1.95%	346,234	-	94,127	-	76,443	-	128,267	-
2.00%	30,035	-	9,658	-	6,489	-	14,903	-
2.05%	116,743	-	6,463	-	14,021	-	12,284	-
2.10%	65,506	-	16,799	-	10,620	-	26,333	-
2.15%	27,435	-	13,575	-	1,600	-	13,091	-
2.20%	116,216	-	14,973	-	18,017	-	39,974	-
2.25%	5,353	-	1,679	-	1,921	-	2,979	-
2.30%	58,483	-	8,656	-	10,775	-	22,489	-
2.35%	8,769	-	19,053	-	2,572	-	9,095	-
2.40%	28,913	-	5,466	-	1,931	-	16,976	-
2.45%	13,410	-	1,056	-	1,274	-	3,572	-
2.50%	28,258	-	3,867	-	1,856	-	2,959	-
2.55%	1,484	-	3,536	-	341	-	1,003	-
2.60%	-	-	-	-	-	-	95	-
2.65%	2,419	-	1,973	-	711	-	1,392	-
2.70%	70	-	452	-	39	-	203	-
2.75%	657	-	267	-	310	-	851	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	380	-	1,943	-	537	-
2.90%	-	-	141	-	-	-	70	-
2.95%	-	-	370	-	-	-	131	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$7,909,086	$322,123	$1,706,526	$40,927	$872,010	$120,225	$1,763,869	$56,202

	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF

0.40%	$1,568	$-	$852	$2,046	$133	$-	$7	$815
0.60%	477	-	512	507	-	-	-	522
0.65%	729	-	663	-	1,114	-	-	-
0.75%	5,631	-	2,506	-	5,477	-	151	-
0.80%	25	4,519	-	-	2,846	1,638	-	1,933
0.85%	710	-	4,319	-	4,887	-	486	-
0.95%	1,561	-	1,631	-	205	-	755	-
1.05%	3	-	1,746	-	257	-	187	-
1.10%	7,744	-	27,950	-	25,025	-	3,667	-
1.15%	75,842	-	222,322	-	214,927	-	33,813	-
1.20%	1,834	-	3,092	-	2,544	-	44	-
1.25%	9,891	-	19,042	-	18,279	-	4,397	-
1.30%	214,167	1,879,378	165,783	-	1,832,430	62,463	74,378	304,436
1.35%	31,855	-	65,619	-	60,940	-	13,877	-
1.40%	7,271	353,567	20,286	-	537,492	13,249	2,072	109,880
1.45%	9,125	-	17,886	-	17,725	-	4,941	-
1.50%	200,885	-	134,365	-	149,819	-	73,817	-
1.55%	82,115	-	236,751	-	223,610	-	25,312	-
1.60%	41,405	-	42,884	-	34,946	-	22,930	-
1.65%	27,573	-	47,176	-	39,202	-	12,250	-
1.70%	4,682	-	5,497	-	4,857	-	3,250	-
1.75%	209,400	-	350,040	-	366,971	-	81,626	-
1.80%	37,702	-	26,760	-	13,179	-	8,129	-
1.85%	41,288	-	57,066	-	32,162	-	22,320	-
1.90%	2,105	-	6,894	-	5,049	-	1,842	-
1.95%	120,010	-	116,527	-	122,349	-	60,938	-
2.00%	7,540	-	11,159	-	9,146	-	2,799	-
2.05%	32,225	-	40,155	-	18,305	-	2,946	-
2.10%	13,856	-	22,629	-	23,249	-	6,297	-
2.15%	6,447	-	13,392	-	14,361	-	1,738	-
2.20%	25,692	-	23,646	-	22,206	-	15,958	-
2.25%	879	-	2,233	-	2,578	-	211	-
2.30%	17,274	-	16,627	-	14,421	-	6,249	-
2.35%	2,288	-	14,933	-	12,509	-	330	-
2.40%	19,454	-	24,189	-	12,135	-	8,554	-
2.45%	3,959	-	1,196	-	1,616	-	1,448	-
2.50%	1,868	-	2,372	-	2,044	-	1,216	-
2.55%	83	-	1,382	-	6,184	-	302	-
2.60%	91	-	-	-	-	-	-	-
2.65%	3,210	-	717	-	2,453	-	846	-
2.70%	-	-	258	-	255	-	-	-
2.75%	639	-	793	-	540	-	272	-
2.80%	116	-	-	-	-	-	372	-
2.85%	623	-	111	-	570	-	149	-
2.90%	-	-	94	-	68	-	-	-
2.95%	-	-	167	-	234	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,271,842	$2,237,464	$1,754,222	$2,553	$3,859,299	$77,350	$500,876	$417,586

	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3

0.40%	$191	$1,188	$49	$5,194	$2,186	$380	$1,324	$1,391
0.60%	-	1,178	-	463	624	612	-	205
0.65%	127	-	8	1,949	231	-	1,670	2,547
0.75%	1,753	-	329	5,708	5,201	-	2,946	4,762
0.80%	-	5,125	-	124	1,716	17,857	-	10
0.85%	558	-	1,600	4,971	3,164	-	4,168	7,580
0.95%	1,960	-	4,965	3,390	434	-	3,980	-
1.05%	785	-	552	592	202	-	5,714	1,100
1.10%	2,434	-	6,503	36,277	23,315	-	27,159	51,238
1.15%	56,186	-	99,381	249,508	117,657	-	566,099	365,897
1.20%	94	-	58	227	382	-	2,822	4,028
1.25%	16,777	-	19,252	17,374	6,192	-	104,412	18,035
1.30%	81,915	622,633	71,827	900,539	575,362	3,332,485	408,519	607,779
1.35%	23,806	-	43,133	86,328	29,791	-	214,010	81,472
1.40%	4,166	288,148	5,161	36,527	28,128	1,400,344	48,486	33,147
1.45%	8,708	-	18,488	44,596	16,678	-	89,578	26,317
1.50%	78,301	-	65,693	365,983	226,903	-	390,909	219,192
1.55%	45,258	-	68,153	183,005	92,053	-	503,846	361,375
1.60%	31,683	-	22,845	96,489	62,387	-	148,919	31,918
1.65%	12,625	-	7,370	53,813	28,805	-	65,778	46,533
1.70%	3,797	-	6,560	5,974	2,324	-	33,328	6,142
1.75%	98,852	-	88,371	609,544	424,960	-	592,420	719,925
1.80%	10,592	-	10,148	30,571	21,400	-	56,174	13,665
1.85%	24,045	-	13,069	221,058	132,285	-	127,216	101,403
1.90%	971	-	5,342	29,642	3,565	-	22,365	6,637
1.95%	73,051	-	56,861	278,711	156,906	-	263,213	206,791
2.00%	6,731	-	1,807	28,222	12,133	-	14,550	30,875
2.05%	4,697	-	12,367	97,954	21,572	-	53,523	25,670
2.10%	8,881	-	8,929	27,171	30,453	-	38,037	60,020
2.15%	2,247	-	4,385	6,449	3,257	-	24,903	18,337
2.20%	14,082	-	8,893	69,505	42,941	-	79,180	46,852
2.25%	2,316	-	454	7,042	4,690	-	6,968	2,216
2.30%	5,470	-	5,714	45,137	35,745	-	37,019	37,847
2.35%	515	-	43	9,602	3,136	-	4,252	20,013
2.40%	14,293	-	3,143	38,802	16,112	-	31,059	15,670
2.45%	1,153	-	139	5,579	8,842	-	967	5,160
2.50%	1,331	-	1,101	8,678	33,359	-	11,711	18,083
2.55%	2,626	-	3,422	8,102	192	-	2,108	5,305
2.60%	-	-	-	-	-	-	-	-
2.65%	863	-	193	1,142	1,681	-	1,776	1,181
2.70%	-	-	-	97	96	-	-	1,025
2.75%	455	-	-	1,935	1,020	-	1,913	172
2.80%	-	-	-	94	-	-	-	498
2.85%	150	-	150	814	3,850	-	1,420	2,777
2.90%	-	-	-	-	-	-	-	163
2.95%	-	-	-	-	-	-	-	368
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$644,445	$918,272	$666,458	$3,624,882	$2,181,930	$4,751,678	$3,994,441	$3,211,321

	EIF	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2

0.40%	$1,339	$592	$-	$315	$33	$6	$1,842	$2,037
0.60%	572	-	-	210	-	7	787	-
0.65%	-	603	-	-	-	-	-	-
0.75%	-	1,973	-	2,085	-	-	-	-
0.80%	-	24	4,727	-	-	-	-	-
0.85%	-	3,974	-	2,309	-	-	-	-
0.95%	-	433	-	9,311	-	-	-	-
1.05%	-	1,381	-	1,080	-	-	-	-
1.10%	-	33,289	-	4,007	-	-	1,538	6,456
1.15%	-	217,806	-	144,550	121	2,118	229,463	89,586
1.20%	-	1,788	-	721	-	-	-	-
1.25%	-	21,578	-	16,119	-	1	-	-
1.30%	-	564,442	436,910	138,686	10,341	13,332	8,558,162	4,355,640
1.35%	-	59,531	-	52,028	-	1,652	99,083	17,516
1.40%	-	26,320	208,777	9,422	540	343	972	75
1.45%	-	20,996	-	27,074	38	-	6,982	867
1.50%	-	301,963	-	235,604	3,923	19,662	1,678,850	792,974
1.55%	-	219,062	-	97,843	114	360	27,933	339
1.60%	-	71,591	-	104,193	39,340	6,627	64,648	45,380
1.65%	-	50,374	-	34,917	574	1,635	199,110	125,808
1.70%	-	13,303	-	4,630	-	-	1,795	-
1.75%	-	448,179	-	161,043	13,223	6,101	2,729,147	1,157,628
1.80%	-	40,698	-	36,007	6,771	1,630	265,808	111,763
1.85%	-	78,433	-	48,738	2,621	5,443	941,802	416,596
1.90%	-	11,038	-	2,800	-	-	-	1,430
1.95%	-	226,570	-	182,416	34,096	34,845	1,162,114	634,969
2.00%	-	18,728	-	7,140	-	-	44,896	18,291
2.05%	-	22,494	-	9,323	208	4,465	139,262	110,307
2.10%	-	36,115	-	26,360	24,165	-	56,605	14,064
2.15%	-	8,364	-	6,277	-	-	41,780	9,257
2.20%	-	55,470	-	51,599	-	806	193,471	113,609
2.25%	-	3,642	-	5,111	-	-	23,153	16,605
2.30%	-	34,686	-	19,457	-	110	154,931	28,221
2.35%	-	8,808	-	1,915	-	-	-	-
2.40%	-	19,641	-	41,298	3,137	3,504	193,867	89,905
2.45%	-	3,367	-	1,874	1,032	-	50,087	11,757
2.50%	-	12,836	-	4,526	331	95	219,619	80,610
2.55%	-	3,918	-	3,633	-	95	1,201	650
2.60%	-	-	-	41	-	-	-	-
2.65%	-	2,504	-	915	-	-	-	16,286
2.70%	-	1,643	-	-	-	-	-	-
2.75%	-	1,010	-	934	-	-	671	28
2.80%	-	117	-	479	-	-	-	-
2.85%	-	1,012	-	1,116	-	-	17,971	19,162
2.90%	-	45	-	-	-	-	-	-
2.95%	-	128	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,911	$2,650,469	$650,414	$1,498,106	$140,608	$102,837	$17,107,550	$8,287,816

	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMINS	AMCG

0.40%	$1,144	$1,206	$1,660	$14,441	$649	$23	$-	$-
0.60%	94	-	1,461	9,863	129	-	-	-
0.65%	-	-	-	-	-	1,011	-	-
0.75%	-	-	-	-	-	4,692	-	-
0.80%	-	-	-	-	-	302	-	-
0.85%	-	-	-	-	-	4,232	-	-
0.95%	-	-	-	-	-	3,364	-	-
1.05%	-	-	-	-	-	553	-	-
1.10%	1,559	82	1,293	3,133	-	26,779	-	-
1.15%	199,955	81,542	18,749	121,449	22,516	185,334	105	-
1.20%	-	-	-	-	-	2,471	-	-
1.25%	-	-	335	5,000	-	10,656	283	-
1.30%	7,573,807	3,460,237	228,156	1,466,041	1,599,797	188,162	-	100
1.35%	15,166	6,272	17,877	120,227	4,733	34,699	-	-
1.40%	1,307	388	4,267	41,227	221	89,329	-	88
1.45%	1,027	-	1,455	13,037	-	27,323	-	-
1.50%	994,097	537,435	262,746	1,954,362	278,152	36,312	117	-
1.55%	5,094	1,877	6,951	91,865	403	163,295	29	-
1.60%	44,050	45,475	44,411	349,121	6,486	11,094	341	-
1.65%	152,269	74,865	23,738	189,808	39,286	26,220	180	-
1.70%	-	-	983	4,479	-	5,895	-	-
1.75%	2,173,866	1,050,558	102,891	692,578	239,563	268,226	193	-
1.80%	122,315	78,998	18,937	172,468	19,559	23,645	269	-
1.85%	771,056	354,002	28,011	262,212	105,048	16,096	68	-
1.90%	996	-	1,116	11,623	-	5,034	-	-
1.95%	899,959	405,986	228,425	1,884,192	146,509	42,299	-	-
2.00%	15,316	20,961	6,566	34,688	1,703	8,323	-	-
2.05%	92,333	45,746	6,932	135,728	16,279	4,447	-	-
2.10%	43,651	7,318	15,894	63,113	13,223	9,962	-	-
2.15%	4,572	3,377	920	14,160	869	11,050	484	-
2.20%	114,980	39,172	29,275	128,388	6,634	15,731	-	-
2.25%	11,455	328	4,751	72,941	173	2,791	291	-
2.30%	60,506	13,143	12,609	88,334	7,758	11,938	-	-
2.35%	9	129	-	3,107	-	16,098	-	-
2.40%	154,258	34,446	33,629	296,253	12,733	484	-	-
2.45%	15,685	1,389	2,392	23,032	1,755	92	-	-
2.50%	86,306	86,944	8,975	95,356	38,404	2,344	-	-
2.55%	1,220	1,688	468	71,374	-	408	-	-
2.60%	-	-	362	596	-	-	-	-
2.65%	-	-	637	2,844	-	330	-	-
2.70%	-	-	-	-	-	606	-	-
2.75%	-	43	991	108,193	-	-	-	-
2.80%	-	-	817	4,334	-	-	-	-
2.85%	17,726	18,214	-	949	419	-	-	-
2.90%	-	-	-	-	-	160	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$13,575,778	$6,371,821	$1,118,680	$8,550,516	$2,563,001	$1,261,810	$2,360	$188

	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4	NOTMG4	OVIGS	OVMS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	275	-	162	-	-	-	-	508
0.85%	-	-	-	-	-	-	-	-
0.95%	537	-	11,094	-	-	-	-	-
1.05%	382	-	853	-	-	-	-	-
1.10%	390	-	3,616	-	-	-	1,094	-
1.15%	4,971	-	52,541	-	-	453	19,707	-
1.20%	82	-	-	-	-	-	-	-
1.25%	2,339	-	4,936	-	-	-	831	-
1.30%	3,740	-	46,827	22,443	51,619	20,161	208,069	263,917
1.35%	989	-	26,788	572	1,596	621	4,916	-
1.40%	4,468	198	13,305	-	-	-	301	121,524
1.45%	2,556	-	7,523	-	-	-	2,044	-
1.50%	1,637	-	7,111	30,058	15,184	23,360	133,105	-
1.55%	6,921	-	27,740	-	-	-	11,137	-
1.60%	680	-	2,029	42,607	2,326	7,780	15,821	-
1.65%	37	-	268	771	523	2,630	16,058	-
1.70%	98	-	11,036	-	-	-	589	-
1.75%	4,040	-	28,949	40,606	37,239	11,883	71,411	-
1.80%	398	-	3,602	8,732	4,527	4,727	7,359	-
1.85%	144	-	1,648	3,588	729	945	71,003	-
1.90%	-	-	7,587	-	-	-	374	-
1.95%	617	-	1,974	50,511	30,716	47,102	158,437	-
2.00%	234	-	162	-	-	-	2,089	-
2.05%	-	-	2,731	472	6	12	11,228	-
2.10%	292	-	989	1,446	2,875	678	7,895	-
2.15%	186	-	1,564	1,159	160	3,108	662	-
2.20%	2,787	-	1,206	3,749	1,706	2,499	9,627	-
2.25%	-	-	-	-	-	3,311	916	-
2.30%	2,794	-	2,085	3,032	10,097	3,158	13,850	-
2.35%	-	-	7	-	-	-	-	-
2.40%	907	-	-	2,909	13,253	2,763	18,207	-
2.45%	-	-	-	1,983	174	1,064	-	-
2.50%	126	-	-	2,657	1,388	1,015	7,683	-
2.55%	-	-	-	358	-	-	868	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	104	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	148	-	-	-	-
2.85%	-	-	-	-	-	8,681	309	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$42,627	$198	$268,437	$217,801	$174,118	$145,951	$795,590	$385,949

	OVB	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS

0.40%	$-	$832	$-	$2,671	$1,668	$2,304	$-	$487
0.60%	-	1,460	-	1,233	787	-	-	-
0.65%	-	-	-	-	-	2,340	-	555
0.75%	-	-	1,973	-	-	5,347	-	2,004
0.80%	329	2,498	-	-	422	-	578	-
0.85%	-	-	2,184	-	-	8,268	-	1,989
0.95%	-	-	10,771	-	-	1,448	-	2,325
1.05%	-	-	5,771	-	-	757	-	3,462
1.10%	-	-	4,247	-	-	43,951	-	8,905
1.15%	-	-	186,674	-	-	378,681	-	121,109
1.20%	-	-	1,563	-	-	4,498	-	101
1.25%	-	-	48,971	-	-	31,389	-	7,717
1.30%	168,389	1,300,667	247,307	-	124,111	333,076	69,822	245,350
1.35%	-	-	83,939	-	-	101,103	-	49,990
1.40%	96,415	560,698	11,235	-	35,424	35,359	25,601	7,190
1.45%	-	-	38,465	-	-	38,713	-	15,908
1.50%	-	-	264,361	-	-	235,213	-	218,049
1.55%	-	-	121,489	-	-	402,678	-	108,952
1.60%	-	-	75,198	-	-	81,245	-	46,687
1.65%	-	-	18,366	-	-	51,271	-	23,380
1.70%	-	-	6,052	-	-	10,103	-	3,127
1.75%	-	-	184,750	-	-	723,241	-	239,715
1.80%	-	-	46,514	-	-	27,675	-	28,257
1.85%	-	-	31,827	-	-	128,766	-	48,404
1.90%	-	-	3,662	-	-	12,382	-	3,561
1.95%	-	-	153,263	-	-	223,648	-	182,599
2.00%	-	-	2,442	-	-	21,948	-	7,403
2.05%	-	-	25,331	-	-	24,412	-	27,904
2.10%	-	-	24,783	-	-	34,657	-	39,543
2.15%	-	-	3,749	-	-	13,847	-	4,472
2.20%	-	-	58,469	-	-	38,774	-	33,207
2.25%	-	-	1,042	-	-	3,702	-	2,559
2.30%	-	-	20,018	-	-	28,964	-	24,830
2.35%	-	-	1,509	-	-	23,416	-	1,128
2.40%	-	-	41,373	-	-	44,579	-	27,159
2.45%	-	-	3,043	-	-	3,361	-	2,606
2.50%	-	-	8,674	-	-	10,252	-	3,914
2.55%	-	-	7,575	-	-	7,645	-	4,300
2.60%	-	-	-	-	-	-	-	315
2.65%	-	-	1,299	-	-	381	-	4,631
2.70%	-	-	-	-	-	495	-	-
2.75%	-	-	78	-	-	1,655	-	-
2.80%	-	-	146	-	-	715	-	-
2.85%	-	-	-	-	-	1,296	-	430
2.90%	-	-	-	-	-	186	-	-
2.95%	-	-	-	-	-	320	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$265,133	$1,866,155	$1,748,113	$3,904	$162,412	$3,144,061	$96,001	$1,554,224

	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD

0.40%	$-	$-	$-	$1,482	$335	$5,324	$10,598	$285
0.60%	-	-	-	1,054	102	1,797	3,499	84
0.65%	-	-	-	-	-	4,106	4,939	-
0.75%	-	-	62	3,612	658	14,752	10,927	-
0.80%	537	401	-	-	-	229	-	-
0.85%	-	-	614	743	1,426	26,517	15,740	-
0.95%	-	-	696	-	-	4,407	2,560	-
1.05%	-	-	731	-	188	5,407	997	-
1.10%	-	-	236	532	1,790	52,404	3,813	-
1.15%	-	-	21,693	33,077	12,625	406,040	213,176	-
1.20%	-	-	216	-	-	1,755	98	-
1.25%	-	-	2,102	192	3,165	25,433	4,348	-
1.30%	106,875	15,901	-	71,935	37,219	1,934,680	1,504,378	-
1.35%	-	-	8,169	10,226	8,411	105,185	81,841	-
1.40%	20,447	8,628	2,923	5,144	3,347	55,338	27,348	-
1.45%	-	-	8,650	1,715	5,241	42,294	25,907	-
1.50%	-	-	5,821	117,949	37,667	545,089	584,539	-
1.55%	-	-	18,754	9,960	14,061	294,968	71,343	-
1.60%	-	-	22,058	81,048	24,111	157,402	302,217	-
1.65%	-	-	2,329	24,153	6,172	85,683	81,459	-
1.70%	-	-	559	1,790	348	7,335	751	-
1.75%	-	-	10,726	142,305	46,859	1,153,656	993,278	-
1.80%	-	-	8,799	30,712	7,000	66,970	90,096	-
1.85%	-	-	373	5,884	6,112	345,711	275,338	-
1.90%	-	-	1,374	-	-	11,868	4,285	-
1.95%	-	-	2,058	97,086	20,950	467,809	461,303	-
2.00%	-	-	545	7,704	1,594	37,515	16,971	-
2.05%	-	-	204	11,195	7,864	64,889	91,526	-
2.10%	-	-	87	16,047	3,100	66,873	64,922	-
2.15%	-	-	537	2,194	4,035	20,436	27,642	-
2.20%	-	-	134	34,762	10,921	110,054	139,263	-
2.25%	-	-	914	2,069	918	8,269	3,316	-
2.30%	-	-	7	8,470	7,220	83,656	96,216	-
2.35%	-	-	-	-	11	17,459	5,689	-
2.40%	-	-	-	12,318	4,801	19,820	64,385	-
2.45%	-	-	-	964	789	14,742	9,183	-
2.50%	-	-	-	4,936	2,022	20,949	28,854	-
2.55%	-	-	-	2,860	1,809	15,916	10,421	-
2.60%	-	-	-	79	-	-	461	-
2.65%	-	-	-	-	-	2,854	1,598	-
2.70%	-	-	-	-	-	380	560	-
2.75%	-	-	-	1,926	342	1,274	1,363	-
2.80%	-	-	-	-	-	436	6,313	-
2.85%	-	-	-	-	-	-	459	-
2.90%	-	-	-	-	-	68	-	-
2.95%	-	-	-	-	-	138	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$127,859	$24,930	$121,371	$746,123	$283,213	$6,307,887	$5,343,920	$369

	PMVEBD	PMVHYD	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA

0.40%	$124	$605	$493	$455	$502	$1,559	$13	$32
0.60%	1,699	103	21	56	191	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	155	-	833	-	-	-	-	-
1.15%	4,405	-	9,134	-	-	-	374	-
1.20%	-	-	-	-	-	-	-	-
1.25%	579	-	721	-	-	-	-	-
1.30%	27,305	-	106,504	-	-	-	19,688	-
1.35%	1,126	-	1,454	-	-	-	557	-
1.40%	-	-	5,713	-	-	-	10	-
1.45%	869	-	11	-	-	-	29	-
1.50%	28,177	-	20,415	-	-	-	38,550	-
1.55%	1,565	-	6,353	-	-	-	182	-
1.60%	11,543	-	6,644	-	-	-	12,898	-
1.65%	4,434	-	2,657	-	-	-	3,689	-
1.70%	-	-	-	-	-	-	-	-
1.75%	11,300	-	21,247	-	-	-	28,606	-
1.80%	5,016	-	4,751	-	-	-	2,351	-
1.85%	2,456	-	26,845	-	-	-	7,294	-
1.90%	-	-	-	-	-	-	-	-
1.95%	34,634	-	24,459	-	-	-	28,740	-
2.00%	439	-	1,377	-	-	-	1,075	-
2.05%	407	-	1,885	-	-	-	4,261	-
2.10%	419	-	1,778	-	-	-	2,807	-
2.15%	933	-	99	-	-	-	147	-
2.20%	2,729	-	8,250	-	-	-	4,151	-
2.25%	307	-	-	-	-	-	767	-
2.30%	726	-	-	-	-	-	364	-
2.35%	-	-	322	-	-	-	-	-
2.40%	16,340	-	2,668	-	-	-	1,290	-
2.45%	127	-	-	-	-	-	156	-
2.50%	18	-	835	-	-	-	125	-
2.55%	-	-	342	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	6,129	-	-	-	390	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$157,832	$708	$261,940	$511	$693	$1,559	$158,514	$32

	PVEIB	PVGOB	PVTIGB	ROCSC	RVARS	TRHS2	VWHAS	VWBF

0.40%	$-	$-	$-	$1,303	$802	$2,413	$149	$-
0.60%	-	-	-	148	792	2,207	1,089	-
0.65%	-	-	-	-	-	421	-	-
0.75%	-	-	-	-	-	6,136	2,356	-
0.80%	-	-	-	-	-	1,526	147	47
0.85%	-	-	-	-	-	18,529	548	-
0.95%	-	119	-	-	-	8,671	343	-
1.05%	129	1	-	-	-	4,187	881	-
1.10%	9	110	-	-	8	7,130	544	-
1.15%	3,480	4,405	1,694	-	6,814	172,395	17,763	-
1.20%	-	-	-	-	-	-	-	-
1.25%	748	1,419	250	-	46	15,276	1,142	-
1.30%	-	-	9,383	-	37,472	651,296	97,643	64,580
1.35%	426	89	199	-	5,506	71,007	9,350	-
1.40%	288	757	155	-	310	113,543	11,219	37,846
1.45%	786	1,075	346	-	108	12,645	1,776	-
1.50%	448	126	8,708	-	48,921	578,678	77,167	-
1.55%	5,318	3,028	838	-	2,686	128,357	26,507	-
1.60%	303	5,084	529	-	17,533	207,921	33,176	-
1.65%	-	-	459	-	5,500	113,085	20,661	-
1.70%	182	260	-	-	-	29,936	482	-
1.75%	2,449	1,208	10,302	-	25,780	402,688	52,888	-
1.80%	689	839	1,157	-	6,480	92,869	11,480	-
1.85%	289	217	1,904	-	3,715	170,067	21,600	-
1.90%	193	375	-	-	-	12,078	-	-
1.95%	159	163	8,719	-	58,867	516,629	72,373	-
2.00%	3	13	134	-	4,006	18,729	4,588	-
2.05%	-	-	686	-	3,400	77,122	16,139	-
2.10%	323	-	1,045	-	3,966	74,564	6,984	-
2.15%	-	-	400	-	1,194	11,607	2,878	-
2.20%	-	13	508	-	13,735	68,710	19,365	-
2.25%	-	-	-	-	1,879	6,377	848	-
2.30%	-	-	-	-	2,742	39,237	7,773	-
2.35%	-	-	112	-	-	2,765	-	-
2.40%	-	-	342	-	13,525	108,612	11,661	-
2.45%	-	-	-	-	843	4,165	601	-
2.50%	-	-	1,641	-	958	22,066	3,500	-
2.55%	-	-	99	-	375	25,386	2,851	-
2.60%	-	-	-	-	-	322	-	-
2.65%	-	-	-	-	-	5,743	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	19,051	428	-
2.80%	-	-	-	-	-	1,717	131	-
2.85%	-	-	1,437	-	-	4,219	421	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$16,222	$19,301	$51,047	$1,451	$267,963	$3,830,082	$539,452	$102,473

	VWEM	VWHA	VYDS	WRPMAV	WRPMCV	WRPMMV	WRASP	WRHIP

0.40%	$-	$-	$-	$35,979	$7,614	$14,875	$964	$4,645
0.60%	-	-	-	9,113	946	11,335	2,916	2,770
0.65%	-	-	-	-	-	-	23	-
0.75%	-	68	-	-	-	-	2,403	2,488
0.80%	1,281	1,018	-	-	-	-	843	-
0.85%	-	95	-	-	-	-	612	803
0.95%	-	-	-	-	-	-	143	-
1.05%	-	7	-	-	-	-	574	-
1.10%	-	1,171	-	-	-	-	4,566	1,218
1.15%	-	3,651	43	-	-	-	58,090	42,802
1.20%	-	-	-	-	-	-	-	70
1.25%	-	764	1,378	-	-	-	14,148	2,466
1.30%	172,476	154,695	-	-	-	-	287,114	296,966
1.35%	-	2,095	766	-	-	-	47,869	23,269
1.40%	70,795	42,517	-	-	-	-	15,553	13,064
1.45%	-	183	-	-	-	-	6,118	5,430
1.50%	-	8,963	-	-	-	-	486,481	218,186
1.55%	-	4,947	-	-	-	-	75,492	42,730
1.60%	-	3,030	-	-	-	-	300,896	210,102
1.65%	-	1,715	-	-	-	-	55,300	40,685
1.70%	-	25	-	-	-	-	3,119	550
1.75%	-	4,649	-	-	-	-	432,671	174,254
1.80%	-	2,088	-	-	-	-	100,257	66,161
1.85%	-	2,223	-	-	-	-	42,651	115,721
1.90%	-	-	-	-	-	-	862	19,907
1.95%	-	1,715	-	-	-	-	514,509	186,117
2.00%	-	-	-	-	-	-	57,211	9,780
2.05%	-	114	-	-	-	-	33,210	71,261
2.10%	-	117	-	-	-	-	47,089	16,384
2.15%	-	739	-	-	-	-	26,442	4,256
2.20%	-	13,107	-	-	-	-	143,956	58,484
2.25%	-	-	-	-	-	-	20,317	4,672
2.30%	-	1,799	-	-	-	-	39,195	21,221
2.35%	-	956	-	-	-	-	-	908
2.40%	-	157	-	-	-	-	102,745	60,843
2.45%	-	412	-	-	-	-	9,006	5,794
2.50%	-	-	-	-	-	-	10,561	5,430
2.55%	-	-	-	-	-	-	13,118	6,418
2.60%	-	-	-	-	-	-	76	494
2.65%	-	-	-	-	-	-	5,014	6,499
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	2,753	844
2.80%	-	-	-	-	-	-	67	304
2.85%	-	-	-	-	-	-	1,345	827
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$244,552	$253,020	$2,187	$45,092	$8,560	$26,210	$2,966,279	$1,744,823

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF

0.40%	$3,189	$25	$8,411	$115,490	$204,313	$26,448	$-	$-
0.60%	2,157	47	335	3,776	1,009	171	-	-
0.65%	86	-	-	-	-	-	-	-
0.75%	434	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	911	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	631	-	-	-	-	-	-	-
1.15%	23,506	-	-	-	-	-	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	960	-	-	-	-	-	-	-
1.30%	199,025	-	-	-	-	-	-	3,595
1.35%	31,686	-	-	-	-	-	-	-
1.40%	4,938	-	-	-	-	-	571	31
1.45%	1,134	-	-	-	-	-	-	-
1.50%	182,985	-	-	-	-	-	-	-
1.55%	8,910	-	-	-	-	-	-	-
1.60%	107,241	-	-	-	-	-	-	-
1.65%	23,836	-	-	-	-	-	-	-
1.70%	1,151	-	-	-	-	-	-	-
1.75%	178,472	-	-	-	-	-	-	-
1.80%	38,303	-	-	-	-	-	-	-
1.85%	39,875	-	-	-	-	-	-	-
1.90%	3,149	-	-	-	-	-	-	-
1.95%	161,738	-	-	-	-	-	-	-
2.00%	6,360	-	-	-	-	-	-	-
2.05%	25,729	-	-	-	-	-	-	-
2.10%	10,220	-	-	-	-	-	-	-
2.15%	2,204	-	-	-	-	-	-	-
2.20%	30,315	-	-	-	-	-	-	-
2.25%	4,413	-	-	-	-	-	-	-
2.30%	33,104	-	-	-	-	-	-	-
2.35%	2,267	-	-	-	-	-	-	-
2.40%	24,680	-	-	-	-	-	-	-
2.45%	1,780	-	-	-	-	-	-	-
2.50%	7,507	-	-	-	-	-	-	-
2.55%	3,547	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,640	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,622	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,169,705	$72	$8,746	$119,266	$205,322	$26,619	$571	$3,626

	WFVSCG	WFVOG2	PVGIB	FTVHI2

0.40%	$427	$-	$-	$224
0.60%	966	-	-	300
0.65%	151	-	-	-
0.75%	762	-	-	-
0.80%	245	-	-	-
0.85%	2,965	-	-	-
0.95%	234	-	-	-
1.05%	1,449	-	69	-
1.10%	12,223	-	4	-
1.15%	42,272	-	1,992	-
1.20%	-	-	-	-
1.25%	3,810	-	405	-
1.30%	220,185	-	-	-
1.35%	21,845	-	231	-
1.40%	9,629	235	155	-
1.45%	7,738	-	425	-
1.50%	174,362	-	212	-
1.55%	38,128	-	3,074	-
1.60%	70,243	-	-	-
1.65%	86,281	-	-	-
1.70%	476	-	156	-
1.75%	184,811	43	1,343	-
1.80%	31,297	-	327	-
1.85%	93,595	-	159	-
1.90%	1,318	-	224	-
1.95%	144,399	-	66	-
2.00%	12,376	-	-	-
2.05%	20,392	-	-	-
2.10%	18,444	-	194	-
2.15%	950	-	-	-
2.20%	22,252	-	-	-
2.25%	3,579	-	-	-
2.30%	20,231	-	-	-
2.35%	2,151	-	-	-
2.40%	14,784	-	-	-
2.45%	1,876	-	-	-
2.50%	7,006	-	-	-
2.55%	3,014	-	-	-
2.60%	-	-	-	-
2.65%	211	-	-	-
2.70%	19	-	-	-
2.75%	496	-	-	-
2.80%	-	-	-	-
2.85%	965	-	-	-
2.90%	-	-	-	-
2.95%	-	-	-	-
3.00%	-	-	-	-
3.05%	-	-	-	-
3.10%	-	-	-	-
3.40%	-	-	-	-

Totals	$1,278,557	$278	$9,036	$524

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $677,111,985 and $829,353,142, respectively, and total transfers from the Separate Account to the fixed account were $152,936,681 and $214,512,282, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

For contracts with the Extra Value option, the Company contributed $2,980,162 and $7,689,003 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $4,997,406 and $21,255,695 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $6,160,192 and $4,940,210 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$54,200,970,775	$-	$-	$54,200,970,775

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VA Situs Fund (HVSIT)	$3,022,572	$3,524,544
Mid Cap Growth Portfolio - Class S Shares (ALMCS)	57,325	5,464
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	13,294	132,397
VPS Growth and Income Portfolio - Class B (ALVGIB)	457,119	1,174,603
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	1,491	11,411
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	910,222	2,714,388
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	167,975	96,374
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	13,074,357	16,676,012
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	15,309	1,085
VP Inflation Protection Fund - Class I (ACVIP1)	871,332	134,555

VP Balanced Fund - Class I (ACVB)	$2,040,295	$4,387,899
VP Capital Appreciation Fund - Class I (ACVCA)	17,626	44,050
VP Income & Growth Fund - Class I (ACVIG)	959,842	2,237,593
VP Income & Growth Fund - Class II (ACVIG2)	196,980	420,945
VP Inflation Protection Fund - Class II (ACVIP2)	32,636,831	25,678,846
VP International Fund - Class I (ACVI)	1,893	1,494
VP Mid Cap Value Fund - Class I (ACVMV1)	2,478,256	3,609,388
VP Mid Cap Value Fund - Class II (ACVMV2)	16,745,582	31,796,571
Growth Fund - Class 1 (AFGF)	1,237,360	3,282,159
High-Income Bond Fund - Class 1 (AFHY)	55,059	154,580
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)	17,151,525	54,980,041
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	12,175	33,671
BlackRock High Yield V.I. Fund -Class III (BRVHY3)	35,928,910	18,064,470
BlackRock Total Return V.I. Fund -Class III (BRVTR3)	87,272,925	1,865,546
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	52,066,550	20,047,081
Global Allocation V.I. Fund - Class III (MLVGA3)	18,563,855	35,003,632
Money Market Portfolio(TM) (CHSMM)	3,641,951	4,239,912
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	1,840,342	89,967
VIP Value Series: Service Class (DWVVLS)	751,940	169,801
VIP Small Cap Value Series: Service Class (DWVSVS)	19,310,516	19,485,235
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	5,677,939	4,092,015
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	6,987,552	20,821,105
Stock Index Fund, Inc. - Initial Shares (DSIF)	10,382,024	27,707,268
Stock Index Fund, Inc. - Service Shares (DSIFS)	7,733,987	24,015,704
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	3,128,018	5,387,612
Appreciation Portfolio - Initial Shares (DCAP)	3,749,051	3,579,802
Appreciation Portfolio - Service Shares (DCAPS)	17,613,957	20,806,755
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)	198,625	188,617
Growth and Income Portfolio - Initial Shares (DGI)	835,076	1,398,492
Floating-Rate Income Fund (ETVFR)	17,165,998	6,322,381
Managed Tail Risk Fund II - Service Shares (FCA2S)	10,282	51,156
Quality Bond Fund II - Primary Shares (FQB)	558,150	878,393
Quality Bond Fund II - Service Shares (FQBS)	3,181,666	2,968,317
Equity-Income Portfolio - Initial Class (FEIP)	11,939,341	40,793,992
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	1,640,785	796,699
High Income Portfolio - Initial Class (FHIP)	2,764,984	6,971,707
VIP Asset Manager Portfolio - Initial Class (FAMP)	13,627,175	13,475,628
VIP Balanced Portfolio - Service Class 2 (FB2)	193,327,480	3,850,382
VIP Energy Portfolio - Service Class 2 (FNRS2)	8,519,876	20,134,371
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	26,311,412	38,957,636
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	819,252	1,184,293
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	17,992,928	20,128,079
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,392,324	2,549,314
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	21,236,743	47,500,797
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	2,542,806	1,076,035
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	10,698,982	7,790,774
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	166,274,778	9,119,257
VIP Growth Portfolio - Initial Class (FGP)	27,840,318	44,326,240
VIP Growth Portfolio - Service Class 2 (FG2)	69,901,587	40,023,505
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,909,857	2,511,175
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	185,064,763	3,175,361
VIP Mid Cap Portfolio - Service Class (FMCS)	1,517,818	2,595,280
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	17,053,125	37,436,976
VIP Overseas Portfolio - Initial Class (FOP)	1,302,059	7,563,728
VIP Overseas Portfolio - Service Class 2 (FO2)	11,154,926	12,608,809
VIP Value Strategies Portfolio - Service Class (FVSS)	1,300,563	825,122
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	1,524,526	145,097
Franklin Income Securities Fund - Class 2 (FTVIS2)	19,425,673	30,033,870
Rising Dividends Securities Fund - Class 2 (FTVRD2)	2,289,960	7,899,142
Small Cap Value Securities Fund - Class 2 (FTVSV2)	10,871,642	22,877,717

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	$424,749	$90,259
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	3,736,867	3,022,417
Templeton Foreign Securities Fund - Class 2 (TIF2)	1,284,654	8,042,280
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	8,650,148	10,126,724
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	16,032,237	11,864,015
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)	331,131	268,748
VI American Franchise Fund - Series II Shares (ACEG2)	2,062,364	1,161,601
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	674,680	1,721,229
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	2,749,377	4,161,843
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)	18,242	59,540
Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,155,965	2,511,458
Balanced Portfolio: Service Shares (JABS)	527,826	1,195,416
Enterprise Portfolio: Service Shares (JAMGS)	473,306	63,886
Flexible Bond Portfolio: Service Shares (JAFBS)	13,104,632	5,165,145
Forty Portfolio: Service Shares (JACAS)	12,143,941	27,105,076
Global Technology Portfolio: Service Shares (JAGTS)	45,433,825	20,159,012
Overseas Portfolio: Service Shares (JAIGS)	6,467,864	11,458,972
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	15,636,018	11,141,521
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	18,821,634	3,006,576
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	592,606	1,653,262
New Discovery Series - Service Class (MNDSC)	11,041,186	5,462,583
Utilities Series - Service Class (MVUSC)	43,491	23,715
Value Series - Service Class (MVFSC)	31,869,166	47,621,366
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	37,402,399	20,829,079
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	8,626,262	4,830,387
Core Plus Fixed Income Portfolio - Class I (MSVFI)	699,561	514,598
Core Plus Fixed Income Portfolio - Class II (MSVF2)	1,104,494	1,475,397
Emerging Markets Debt Portfolio - Class I (MSEM)	95,517	209,400
Emerging Markets Debt Portfolio - Class II (MSEMB)	211,004	134,400
Global Real Estate Portfolio - Class II (VKVGR2)	80,093	319,120
U.S. Real Estate Portfolio - Class I (MSVRE)	2,764	3,477
U.S. Real Estate Portfolio - Class II (MSVREB)	38	577
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	101,414,760	10,120,708
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	360,858,065	4,747,726
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	2,976,225	7,477,847
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	23,248,187	28,133,873
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	267,469,699	250,444,258
American Funds NVIT Bond Fund - Class II (GVABD2)	478,971,280	7,753,632
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	51,182,557	32,253,241
American Funds NVIT Growth Fund - Class II (GVAGR2)	86,587,693	35,276,010
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	428,930,505	200,502,070
Federated NVIT High Income Bond Fund - Class I (HIBF)	14,033,700	22,343,716
NVIT Emerging Markets Fund - Class I (GEM)	2,242,438	2,044,186
NVIT Emerging Markets Fund - Class II (GEM2)	13,740,896	9,129,929
NVIT International Equity Fund - Class I (GIG)	736,107	2,461,181
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	9,419,668	5,320,009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,462,841	9,971,984
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	14,229,446	5,616,112
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	425,411	487,635
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	13,513,871	20,462,053
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	9,618,147	10,147,671
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	160,847,429	165,645,827
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	221,817,807	255,683,865
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	54,176,267	95,523,414
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	212,102,712	268,394,739
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	36,526,136	48,595,852
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	56,881,180	85,922,326
NVIT Core Bond Fund - Class I (NVCBD1)	505,825	573,225
NVIT Core Bond Fund - Class II (NVCBD2)	27,616,639	25,037,497
NVIT Core Plus Bond Fund - Class II (NVLCP2)	10,244,297	8,612,301

NVIT Nationwide Fund - Class I (TRF)	$1,412,338	$13,764,494
NVIT Nationwide Fund - Class II (TRF2)	4,554,304	23,185,346
NVIT Government Bond Fund - Class I (GBF)	19,685,448	35,905,531
NVIT International Index Fund - Class II (GVIX2)	952,116	334,458
NVIT International Index Fund - Class VIII (GVIX8)	19,740,534	5,547,974
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	20,784,477	24,582,228
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	84,835,449	80,348,407
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	88,168,977	126,766,848
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	59,781,047	94,420,853
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	197,266,771	243,414,942
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	67,211,004	116,632,348
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	53,208,099	85,828,463
NVIT Mid Cap Index Fund - Class I (MCIF)	50,251,064	19,707,014
NVIT Money Market Fund - Class I (SAM)	118,876,166	185,112,547
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	359,525	3,183,163
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	6,092,427	22,843,052
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	176,950	564,814
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	3,676,032	11,005,626
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	935,394	1,770,248
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	12,895,838	22,018,701
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	965,080	959,345
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	16,893,258	29,949,668
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	8,879,515	20,954,257
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	19,482,117	19,145,937
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	176,494	74,184
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	19,411,786	37,651,125
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	963,012	1,309,010
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	4,563,139	5,634,057
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,887,598	4,533,833
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	4,817,124	7,154,557
NVIT Multi-Manager Small Company Fund - Class I (SCF)	5,092,949	9,427,181
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	5,991,520	6,797,270
NVIT Multi-Sector Bond Fund - Class I (MSBF)	38,917,292	16,345,854
NVIT Short Term Bond Fund - Class II (NVSTB2)	23,652,917	19,257,146
NVIT Large Cap Growth Fund - Class I (NVOLG1)	10,533,548	45,409,139
NVIT Large Cap Growth Fund - Class II (NVOLG2)	18,838,317	40,275,156
Templeton NVIT International Value Fund - Class III (NVTIV3)	6,296,486	32,064,925
Invesco NVIT Comstock Value Fund - Class I (EIF)	840,679	28,167
Invesco NVIT Comstock Value Fund - Class II (EIF2)	39,374,151	17,962,284
NVIT Real Estate Fund - Class I (NVRE1)	1,974,592	6,770,726
NVIT Real Estate Fund - Class II (NVRE2)	9,253,876	12,706,669
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	1,650,035	511,896
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	6,249,562	584,531
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	117,754,846	35,839,512
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)	46,083,316	25,943,045
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)	90,062,469	20,778,057
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)	32,547,766	16,697,627
NVIT Small Cap Index Fund - Class II (NVSIX2)	29,019,914	3,864,363
NVIT S&P 500 Index Fund - Class II (GVEX2)	141,943,148	24,939,000
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)	58,819,063	7,960,126
Short Duration Bond Portfolio - I Class Shares (AMTB)	7,307,651	13,775,969
Guardian Portfolio - I Class Shares (AMGP)	10	-
International Portfolio - S Class Shares (AMINS)	154,738	29,482
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	5,570	3,561
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	933,496	607,093
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	643	1,118
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,226,729	3,878,704
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)	222,937	1,266,388
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)	268,767	854,977
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)	149,706	854,761

International Growth Fund/VA- Service Shares (OVIGS)	$20,670,223	$9,045,958
Capital Income Fund/VA - Non-Service Shares (OVMS)	788,082	4,288,908
Core Bond Fund/VA - Non-Service Shares (OVB)	638,910	2,689,872
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,570,735	17,105,907
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	10,825,600	14,099,783
International Growth Fund/VA - Non-Service Shares (OVIG)	663,419	238,278
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	629,216	2,243,522
Main Street Fund(R)/VA - Service Class (OVGIS)	10,137,831	34,901,524
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,105,785	1,939,193
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	11,572,156	11,710,187
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,692,763	1,530,468
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	230,409	370,874
Global Strategic Income Fund/VA - Service Shares (OVSBS)	714,547	1,351,183
All Asset Portfolio - Advisor Class (PMVAAD)	6,423,837	6,444,204
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,771,397	4,199,793
Low Duration Portfolio - Advisor Class (PMVLAD)	37,947,578	44,889,382
Total Return Portfolio - Advisor Class (PMVTRD)	39,187,468	20,261,427
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	29,617	1,883
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	5,500,725	1,321,545
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	48,638	250,711
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)	20,495,381	5,460,920
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)	37,418	21,293
Real Return Portfolio - Advisor Class (PMVRA)	86,069	73,878
Structured Small Cap Equity Fund - Service Shares (GVSSCS)	439,127	17,561
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	1,704,577	992,253
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	5,609	32
VT Equity Income Fund: Class IB (PVEIB)	1,967,555	274,363
VT Growth Opportunities Fund: Class IB (PVGOB)	650,995	338,946
VT International Equity Fund: Class IB (PVTIGB)	3,204,897	451,287
Small-Cap Portfolio - Investment Class (ROCSC)	47,801	26,104
Variable Fund - Multi-Hedge Strategies (RVARS)	1,650,324	1,939,519
Blue Chip Growth Portfolio - II (TRBCG2)	4	299
Equity Income Portfolio - II (TREI2)	1	39
Health Sciences Portfolio - II (TRHS2)	31,962,777	35,244,321
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	8,682,938	18,032,147
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	394,264	1,120,266
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	4,866,824	6,354,489
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	30,894	3,013,674
Diversified Stock Fund Class A Shares (VYDS)	3,688	22,203
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	445,312	2,415,845
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)	300,432	320,898
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	230,340	1,950,123
Variable Insurance Portfolios - Asset Strategy (WRASP)	4,010,114	31,667,894
Variable Insurance Portfolios - High Income (WRHIP)	47,124,854	48,427,126
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	6,899,910	5,896,783
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	740	42,146
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	573,398	1,758,354
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	2,277,601	6,056,106
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	4,717,655	10,069,897
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	536,269	1,065,062
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	2,440	2,720
Advantage VT Opportunity Fund - Class 2 (SVOF)	25,637	47,830
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	25,696,178	25,091,493
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)	598	307
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	230,223	1,749,271
Franklin High Income Securities Fund: Class 2 (obsolete) (FTVHI2)	713,972	598,696

	$6,029,482,774	$4,617,884,787

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA Situs Fund (HVSIT)
2017	0.40%	to	2.55%	1,110,094	$20.90	to	$17.88	$21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
2013	0.40%	to	2.60%	2,149,202	17.91	to	16.68	37,089,198	0.35%	31.39%	to	28.49%
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
2015	0.95%	to	1.05%	17,677	19.33	to	19.09	339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
2013	0.95%	to	1.05%	29,458	18.67	to	18.47	545,847	0.00%	34.12%	to	33.98%
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
2015			0.40%	40,380			12.86	519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%
2013			0.40%	36,960			11.95	441,698	2.53%			15.81%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
2013	0.95%	to	2.30%	317,866	19.32	to	20.69	7,094,461	1.13%	33.31%	to	31.50%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2017	0.60%			4,267	12.63			53,903	1.89%	13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
2013	0.40%			1,477	10.56			15,595	0.36%			5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
2013	1.15%	to	2.60%	742,493	11.25	to	10.97	8,266,416	0.30%	10.65%	to	9.02%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
2013	0.40%	to	0.60%	14,380	12.32	to	12.30	177,100	0.23%	23.19%	to	23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
2013	0.40%	to	2.80%	2,947,714	17.28	to	25.87	92,748,360	0.41%	37.08%	to	33.78%
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2017			0.40%	2,975			8.60	25,596	2.70%			-1.23%
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
2015			0.40%	330			6.21	2,050	0.94%			-37.88%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
2013	0.40%	to	0.60%	5,112	9.09	to	9.08	46,489	0.76%	-9.06%	to	-9.18%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Balanced Fund - Class I (ACVB)
2017	0.80%	to	1.40%	753,983	$35.31	to	$36.03	$29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
2013	0.80%	to	1.40%	1,136,387	27.95	to	29.22	35,660,596	1.58%	16.49%	to	15.78%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%
2013	0.80%	to	1.40%	970,158	19.03	to	17.31	17,004,656	2.23%	34.73%	to	33.92%
VP Income & Growth Fund - Class II (ACVIG2)
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
2013	0.95%	to	2.40%	242,506	19.51	to	20.00	5,200,052	1.95%	34.20%	to	32.23%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
2013	0.40%	to	2.95%	18,608,330	12.22	to	11.37	247,747,141	1.63%	-8.85%	to	-11.18%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
2013	0.40%	to	1.40%	559,245	11.62	to	17.23	9,698,315	1.22%	16.17%	to	28.29%	****
VP Mid Cap Value Fund - Class II (ACVMV2)
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
2013	0.40%	to	2.95%	5,082,599	17.78	to	17.86	102,297,713	1.07%	29.38%	to	26.07%
Growth Fund - Class 1 (AFGF)
2017			1.30%	62,814			171.48	10,771,585	0.67%			26.96%
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%
2015			1.30%	92,503			124.67	11,532,578	0.80%			5.73%
2014			1.30%	106,861			117.92	12,601,077	1.44%			7.37%
2013			1.30%	112,638			109.82	12,370,410	1.18%			28.74%
High-Income Bond Fund - Class 1 (AFHY)
2017			1.30%	11,741			64.56	757,997	6.21%			5.86%
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
2015			1.30%	13,269			52.44	695,779	5.38%			-8.15%
2014			1.30%	21,295			57.09	1,215,827	4.36%			-0.51%
2013			1.30%	24,207			57.38	1,389,069	7.34%			5.51%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
2013	0.40%	to	2.55%	32,981,115	11.10	to	11.87	395,954,374	2.15%	11.03%	to	17.51%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2017			1.30%	18,957			$36.09	$684,134	1.53%			0.51%
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
2015			1.30%	21,051			35.86	754,989	1.59%			0.61%
2014			1.30%	25,113			35.65	895,197	1.33%			3.87%
2013			1.30%	26,433			34.32	907,146	0.87%			-4.14%
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
2013	0.40%	to	2.65%	16,742,221	15.91	to	14.30	251,321,137	1.27%	13.96%	to	11.38%
Money Market Portfolio(TM) (CHSMM)
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
2013	0.65%	to	1.55%	949,742	9.88	to	9.91	9,707,822	0.01%	-0.64%	to	-1.54%
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****
VIP Value Series: Service Class (DWVVLS)
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
2013	0.40%	to	0.60%	19,338	11.68	to	11.66	225,706	0.00%	16.78%	to	16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
2013	0.40%	to	2.65%	466,331	12.31	to	12.12	5,692,293	0.00%	23.09%	to	21.23%	****
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
2013	0.40%	to	3.05%	3,719,928	18.38	to	25.70	110,561,514	1.08%	40.15%	to	36.43%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
2015	0.80%	to	1.40%	4,605,478	41.30	to	46.86	219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
2013	0.80%	to	1.40%	5,646,503	36.59	to	42.03	241,002,392	1.84%	30.97%	to	30.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Service Shares (DSIFS)
2017	0.40%	to	2.55%	4,741,553	$21.54	to	$27.57	$147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
2013	0.40%	to	2.70%	8,091,350	14.20	to	19.50	174,125,566	1.62%	31.18%	to	28.15%
Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
2013	0.80%	to	1.40%	1,265,074	28.60	to	33.42	44,786,596	1.26%	33.27%	to	32.46%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%
2015	0.80%	to	1.40%	1,207,976	24.43	to	21.84	26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
2013	0.80%	to	1.40%	1,661,858	23.55	to	21.31	35,885,502	1.94%	20.13%	to	19.41%
Appreciation Portfolio - Service Shares (DCAPS)
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
2013	0.40%	to	2.75%	5,967,733	14.41	to	16.98	121,280,253	1.72%	20.34%	to	17.50%
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
2013	0.95%	to	2.25%	66,935	16.47	to	18.40	1,328,347	0.00%	46.81%	to	44.89%
Growth and Income Portfolio - Initial Shares (DGI)
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
2013	0.80%	to	1.40%	758,596	22.33	to	20.14	15,480,153	0.90%	35.69%	to	34.87%
Floating-Rate Income Fund (ETVFR)
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%
2013	0.40%	to	0.60%	16,659	10.13	to	10.12	168,751	1.47%	1.34%	to	1.20%
Managed Tail Risk Fund II - Service Shares (FCA2S)
2017	0.95%	to	2.25%	40,251	14.05	to	13.73	618,423	1.34%	9.62%	to	8.19%
2016	0.95%	to	2.25%	43,051	12.82	to	12.69	605,853	1.53%	-5.39%	to	-6.62%
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
2013	0.95%	to	2.30%	77,503	14.96	to	15.32	1,294,213	0.75%	15.01%	to	13.44%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
2013	0.80%	to	1.40%	613,836	16.26	to	15.15	9,376,584	4.42%	0.23%	to	-0.38%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Service Shares (FQBS)
2017	0.95%	to	2.30%	1,339,808	$15.33	to	$12.54	$19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
2013	0.95%	to	2.45%	2,269,504	14.39	to	12.22	30,823,735	4.10%	-0.21%	to	-1.72%
Equity-Income Portfolio - Initial Class (FEIP)
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
2013	0.80%	to	1.40%	6,152,207	33.84	to	40.53	363,993,754	2.44%	27.12%	to	26.35%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
2013	1.10%	to	2.65%	297,744	31.03	to	26.13	8,897,390	0.63%	28.75%	to	26.74%
High Income Portfolio - Initial Class (FHIP)
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
2013	0.80%	to	1.40%	1,392,887	21.89	to	22.62	45,516,358	5.54%	5.10%	to	4.46%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
2013	0.80%	to	1.40%	3,367,004	28.99	to	27.24	138,009,620	1.53%	14.78%	to	14.09%
VIP Balanced Portfolio - Service Class 2 (FB2)
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
2015	0.40%	to	2.85%	5,226,773	12.84	to	11.52	68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
2013	0.40%	to	2.80%	4,493,171	18.73	to	17.73	87,774,213	0.73%	23.65%	to	20.67%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
2013	0.40%	to	2.95%	11,637,287	13.10	to	16.93	245,481,919	2.46%	27.32%	to	24.06%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%
2013	0.80%	to	1.40%	425,084	14.35	to	13.69	5,859,696	1.53%	12.49%	to	11.81%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
2013	1.10%	to	2.65%	12,573,844	15.30	to	13.34	185,634,738	1.60%	11.95%	to	10.20%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.80%	to	1.40%	568,630	$17.68	to	$16.47	$9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
2013	0.80%	to	1.40%	826,009	14.17	to	13.53	11,258,198	1.72%	15.03%	to	14.33%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
2013	1.10%	to	2.95%	31,237,389	15.81	to	13.42	477,920,517	1.56%	14.36%	to	12.22%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
2013	0.80%	to	1.40%	781,125	14.34	to	13.69	10,777,551	1.71%	20.52%	to	19.80%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
2013	1.10%	to	2.60%	2,483,236	16.47	to	14.43	39,129,430	1.61%	20.07%	to	18.25%
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****
VIP Growth Portfolio - Initial Class (FGP)
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
2013	0.80%	to	1.40%	5,049,679	30.18	to	37.76	380,764,588	0.28%	35.25%	to	34.43%
VIP Growth Portfolio - Service Class 2 (FG2)
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
2013	0.40%	to	2.95%	7,005,335	13.19	to	17.43	152,740,309	0.05%	35.46%	to	31.99%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
2013	0.80%	to	1.40%	1,326,705	14.54	to	13.63	18,227,034	1.98%	-2.67%	to	-3.26%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
2015	0.40%	to	2.95%	23,352,303	13.34	to	11.17	321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%
2013	0.40%	to	3.05%	27,684,133	12.84	to	11.20	372,132,171	2.16%	-2.46%	to	-5.06%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
2013	0.80%	to	1.40%	1,706,222	16.41	to	15.66	26,905,580	0.41%	34.97%	to	34.16%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2017	0.40%	to	2.85%	6,276,254	$20.97	to	$37.21	$285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
2013	0.40%	to	2.95%	8,495,980	15.14	to	29.35	293,067,910	0.27%	35.33%	to	31.86%
VIP Overseas Portfolio - Initial Class (FOP)
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
2013	0.80%	to	1.40%	1,772,900	26.41	to	25.73	57,237,455	1.35%	29.39%	to	28.61%
VIP Overseas Portfolio - Service Class 2 (FO2)
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
2013	1.15%	to	2.25%	93,749	25.35	to	22.45	2,314,397	0.96%	28.67%	to	27.24%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
2013	0.80%	to	1.40%	334,669	22.73	to	21.17	7,155,947	0.79%	29.40%	to	28.62%
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
2013	0.40%	to	0.60%	14,671	8.97	to	8.96	131,494	2.12%	-10.27%	to	-10.39%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
2013	0.40%	to	2.80%	13,882,728	18.86	to	13.22	202,498,769	6.27%	13.49%	to	10.75%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
2013	0.95%	to	2.65%	2,397,373	20.72			56,329,577	1.57%	26.25%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%
2013	0.40%	to	3.05%	4,717,626	17.92	to	25.37	150,768,164	1.32%	35.69%	to	32.09%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
2013	0.40%	to	0.60%	26,408	11.50	to	11.48	303,453	1.18%	14.97%	to	14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.75%	to	2.50%	1,553,378	$9.94	to	$20.96	$37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
2013	0.95%	to	2.25%	142,773	21.80	to	22.95	3,570,304	2.39%	21.80%	to	20.21%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
2015	0.40%	to	2.85%	13,724,392	9.49	to	9.20	126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
2013	0.40%	to	0.60%	39,602	9.81	to	9.80	388,126	0.28%	-1.87%	to	-2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
2013	0.40%	to	2.65%	5,051,846	19.67	to	11.54	61,795,172	11.10%	23.28%	to	20.49%
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
2013			0.40%	1,291			9.99	12,900	0.00%			-0.07%	****
VI American Franchise Fund - Series II Shares (ACEG2)
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%
2013	0.80%	to	2.50%	544,932	13.42	to	13.04	7,224,266	0.25%	38.68%	to	36.30%
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
2013	0.40%	to	2.65%	571,438	12.82	to	12.34	7,167,431	0.61%	27.95%	to	25.06%
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2017	0.75%	to	2.55%	1,025,694	17.19	to	15.50	16,890,211	0.00%	21.23%	to	19.04%
2016	0.75%	to	2.55%	1,167,613	14.18	to	13.02	15,980,455	0.00%	-0.18%	to	-1.99%
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
2013	0.75%	to	2.75%	1,802,302	13.26	to	12.81	23,558,853	0.22%	35.58%	to	32.85%
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
2013			0.40%	5,179			9.92	51,350	1.57%			-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
2013	0.80%	to	1.40%	706,041	23.61	to	22.27	15,844,686	0.92%	31.24%	to	30.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Portfolio: Service Shares (JABS)
2017	0.95%	to	2.20%	366,508	$27.75	to	$25.05	$10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
2013	0.95%	to	2.20%	528,268	21.53	to	20.44	11,547,602	1.97%	18.66%	to	17.17%
Enterprise Portfolio: Service Shares (JAMGS)
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
2013	0.40%	to	0.60%	836	12.20	to	12.18	10,189	0.04%	21.97%	to	21.80%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
2015	0.40%	to	2.50%	1,919,575	9.85	to	9.71	18,752,458	1.71%	-1.54%	to	-2.94%	****
Forty Portfolio: Service Shares (JACAS)
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
2013	0.40%	to	2.80%	7,528,794	13.26	to	22.48	160,065,223	0.58%	30.36%	to	27.22%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
2013	0.40%	to	2.65%	2,738,469	12.66	to	13.01	27,240,388	0.00%	26.60%	to	31.81%	****
Overseas Portfolio: Service Shares (JAIGS)
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
2013	0.75%	to	2.65%	3,552,741	11.30	to	29.98	76,740,060	3.02%	13.42%	to	11.25%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
2013	0.40%	to	0.60%	4,129	9.90	to	9.89	40,843	2.84%	-0.97%	to	-1.11%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
New Discovery Series - Service Class (MNDSC)
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
2013	0.40%	to	2.65%	1,688,392	14.47	to	13.93	23,938,810	0.00%	40.65%	to	37.48%
Utilities Series - Service Class (MVUSC)
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
2013			0.40%	1,989			10.55	20,979	1.31%			5.48%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Value Series - Service Class (MVFSC)
2017	0.40%	to	2.90%	12,465,206	$20.75	to	$26.55	$422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%
2013	0.40%	to	3.05%	15,568,092	14.46	to	20.15	386,356,234	0.99%	35.05%	to	31.46%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
2013	0.40%	to	2.80%	9,380,271	15.53	to	14.20	139,601,593	1.42%	27.12%	to	24.06%
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
2013	0.80%	to	1.40%	94,101	12.66	to	12.08	1,143,334	3.69%	-1.11%	to	-1.71%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
2013	0.95%	to	2.55%	1,277,247	13.12	to	10.95	15,607,321	3.45%	-1.52%	to	-3.12%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
2013	0.80%	to	1.40%	98,656	28.02	to	25.35	2,529,866	4.00%	-9.48%	to	-10.03%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
2015	0.40%	to	2.05%	37,621	9.16	to	20.16	601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
2013	0.60%	to	2.05%	35,082	9.07	to	20.66	766,339	4.05%	-9.31%	to	-10.63%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
2013	0.40%	to	2.55%	8,643	9.20	to	9.39	82,016	3.95%	-8.04%	to	0.02%	****
U.S. Real Estate Portfolio - Class II (MSVREB)
2013	1.35%			27			27.39	739	0.86%			0.38%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.80%	to	1.40%	1,625,882	$28.69	to	$27.22	$44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
2013	0.80%	to	1.40%	2,696,763	20.90	to	20.32	54,995,928	1.81%	30.84%	to	30.05%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
2013	0.40%	to	2.95%	8,531,980	21.11	to	18.70	170,779,673	1.70%	31.15%	to	27.79%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
2013	0.40%	to	3.10%	352,795,401	19.17	to	12.30	4,915,430,706	1.30%	22.79%	to	19.46%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
2013	0.40%	to	3.10%	135,018,265	11.27	to	9.87	1,507,737,411	1.87%	-2.96%	to	-5.59%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
2013	0.40%	to	2.95%	13,261,501	13.74	to	13.58	200,905,979	0.40%	28.13%	to	24.85%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
2013	0.40%	to	2.95%	23,231,955	13.37	to	12.23	316,995,054	0.33%	29.09%	to	25.79%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
2013	0.40%	to	3.10%	141,379,875	13.84	to	10.96	1,724,502,696	1.03%	32.44%	to	28.85%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
2013	0.95%	to	2.15%	255,684	18.96	to	18.59	5,137,094	6.06%	6.06%	to	4.77%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
2015	0.40%	to	1.40%	494,600	7.82	to	17.35	8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%
2013	0.40%	to	1.40%	14,366	9.93	to	22.48	236,988	1.18%	-0.70%	to	-0.66%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Emerging Markets Fund - Class II (GEM2)
2017	0.75%	to	2.80%	1,953,769	$12.03	to	$28.96	$67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
2013	1.15%	to	2.25%	28,105	34.04	to	30.14	924,616	0.92%	-0.73%	to	-1.83%
NVIT International Equity Fund - Class I (GIG)
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
2013	0.40%	to	1.40%	8,336	11.23	to	13.81	101,582	0.68%	12.25%	to	16.18%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
2013	0.40%	to	2.75%	3,288,584	9.97	to	8.39	29,543,767	0.54%	17.09%	to	14.33%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
2013	0.80%	to	1.40%	7,038,080	13.02	to	12.58	88,865,814	1.01%	42.67%	to	41.81%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
2013	0.40%	to	2.80%	2,987,351	13.05	to	11.47	36,797,573	0.94%	42.96%	to	39.52%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
2013	0.80%	to	1.40%	271,583	14.38	to	13.89	3,790,960	0.91%	37.66%	to	36.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
2013	0.40%	to	3.05%	13,130,785	15.35	to	12.55	178,916,238	0.69%	38.00%	to	34.33%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
2013	0.75%	to	2.70%	3,708,333	20.22	to	11.48	45,281,166	1.36%	28.50%	to	25.98%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%
2013	0.40%	to	3.10%	159,209,883	13.66	to	11.11	1,940,345,195	1.72%	14.20%	to	11.10%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
2013	0.40%	to	3.00%	237,108,265	14.17	to	11.34	2,929,764,084	1.59%	20.76%	to	17.61%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2017	0.40%	to	2.85%	55,841,512	$14.87	to	$10.90	$696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
2015	0.40%	to	2.85%	61,515,066	13.47	to	10.38	708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
2013	0.65%	to	3.05%	63,620,813	13.09	to	10.60	736,273,959	1.73%	4.25%	to	1.73%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
2013	0.40%	to	3.40%	234,566,759	13.91	to	11.00	2,881,167,187	1.67%	17.33%	to	13.80%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
2013	0.75%	to	3.05%	33,028,201	14.02	to	11.26	405,457,133	1.46%	23.34%	to	20.49%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
2013	0.40%	to	2.95%	68,643,015	13.35	to	11.07	826,294,932	1.77%	10.79%	to	7.96%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
2013	0.80%	to	1.40%	190,072	12.47	to	12.05	2,298,921	2.07%	-2.70%	to	-3.28%
NVIT Core Bond Fund - Class II (NVCBD2)
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
2013	0.40%	to	3.05%	9,372,371	12.77	to	10.79	109,949,098	2.34%	-2.52%	to	-5.11%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
2013	0.40%	to	2.70%	3,944,916	13.88	to	11.91	50,288,214	1.66%	-2.44%	to	-4.69%
NVIT Nationwide Fund - Class I (TRF)
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
2013	0.80%	to	1.40%	1,835,389	30.02	to	32.82	135,786,101	1.30%	30.05%	to	29.27%
NVIT Nationwide Fund - Class II (TRF2)
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%
2013	0.40%	to	3.05%	8,102,028	12.61	to	15.55	158,792,423	1.02%	30.27%	to	26.80%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Government Bond Fund - Class I (GBF)
2017	0.40%	to	2.90%	12,420,978	$12.60	to	$10.18	$202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
2013	0.40%	to	3.05%	20,054,696	11.92	to	10.49	305,167,631	1.88%	-4.44%	to	-6.98%
NVIT International Index Fund - Class II (GVIX2)
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014	0.40%			5,529			10.39	57,426	3.50%			-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
2013	0.65%	to	2.60%	3,121,010	9.57	to	9.60	32,543,493	3.00%	20.22%	to	17.87%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
2013	0.40%	to	3.05%	10,396,960	20.61	to	18.31	232,623,098	1.52%	26.74%	to	23.37%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
2013	0.40%	to	3.05%	69,467,461	15.70	to	13.85	1,036,338,855	1.87%	12.97%	to	9.97%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
2013	0.40%	to	3.00%	85,633,495	17.83	to	15.76	1,450,611,221	1.78%	19.02%	to	15.91%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
2013	0.65%	to	2.80%	50,261,670	11.96	to	11.68	685,620,454	1.75%	4.15%	to	1.90%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
2013	0.40%	to	3.00%	155,762,593	13.00	to	15.05	2,804,955,904	1.71%	16.16%	to	13.13%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%
2013	0.40%	to	3.05%	55,228,742	13.06	to	16.98	1,164,979,300	1.58%	21.89%	to	18.65%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
2013	0.40%	to	3.00%	52,936,074	12.73	to	13.30	841,943,865	1.73%	10.05%	to	7.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.40%	to	2.75%	6,064,937	$25.02	to	$33.36	$241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
2013	0.40%	to	2.65%	4,806,703	17.12	to	27.77	136,319,618	1.14%	32.52%	to	29.52%
NVIT Money Market Fund - Class I (SAM)
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
2013	0.40%	to	2.95%	51,823,152	9.97	to	8.39	618,554,973	0.00%	-0.40%	to	-2.95%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
2015	0.80%	to	1.40%	2,745,069	9.62	to	9.52	26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
2013	0.40%	to	3.05%	15,025,508	12.47	to	10.06	164,321,828	0.99%	20.59%	to	17.39%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	0.80%	to	1.40%	297,403	10.85	to	10.61	3,164,246	2.68%	21.94%	to	21.21%
2016	0.80%	to	1.40%	343,303	8.90	to	8.76	3,011,220	3.00%	4.39%	to	3.76%
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2017	0.40%	to	2.85%	3,357,520	10.91	to	14.67	59,286,156	2.40%	22.05%	to	19.05%
2016	0.40%	to	2.85%	3,854,051	8.94	to	12.32	56,323,559	2.61%	4.56%	to	2.00%
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
2013	0.95%	to	2.10%	30,305	15.62	to	16.25	519,923	2.15%	19.90%	to	18.51%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
2013	0.80%	to	1.40%	831,103	13.88	to	13.41	11,200,675	0.76%	33.66%	to	32.86%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
2013	0.40%	to	3.05%	9,742,636	14.13	to	12.03	127,555,037	0.50%	33.88%	to	30.32%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.80%	to	1.40%	211,341	21.19	to	20.23	4,296,820	1.45%	13.62%	to	12.94%
2016	0.80%	to	1.40%	222,753	18.65	to	17.91	4,009,163	1.85%	15.42%	to	14.73%
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%
2013	0.80%	to	1.40%	320,482	15.34	to	15.00	4,820,743	1.43%	34.36%	to	33.54%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2017	0.40%	to	2.85%	5,374,554	19.63	to	14.53	88,652,631	1.17%	13.90%	to	11.11%
2016	0.40%	to	2.85%	6,504,812	17.24	to	13.08	95,485,885	1.79%	15.58%	to	12.75%
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
2013	0.40%	to	2.65%	5,423,937	14.12	to	11.68	67,465,993	1.25%	34.49%	to	31.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.80%	to	1.40%	9,267,604	$20.23	to	$19.08	$178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
2013	0.80%	to	1.40%	14,421,413	14.79	to	14.29	207,116,635	0.00%	37.83%	to	37.00%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
2013	0.40%	to	3.05%	9,737,422	14.61	to	12.80	135,678,865	0.00%	38.05%	to	34.38%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014			0.40%	1,719			13.85	23,808	1.99%			16.68%
2013			0.40%	329			11.87	3,905	1.33%			18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
2013	0.65%	to	3.05%	20,097,001	15.67	to	13.65	301,002,162	1.16%	34.80%	to	31.54%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
2013	0.80%	to	1.40%	729,385	11.24	to	10.35	7,636,699	0.00%	43.14%	to	42.27%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
2015	0.40%	to	2.80%	1,375,061	14.43	to	17.12	29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
2013	0.40%	to	2.65%	1,124,666	14.11	to	19.65	24,462,929	0.00%	43.37%	to	40.14%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
2013	0.80%	to	1.40%	1,227,066	36.32	to	33.03	41,046,063	0.82%	39.28%	to	38.44%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%
2013	0.40%	to	2.70%	1,171,234	17.80	to	28.23	36,924,190	0.67%	39.46%	to	36.25%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
2013	0.60%	to	1.40%	1,570,642	12.91	to	53.92	85,139,423	0.13%	29.06%	to	38.94%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2017	0.40%	to	2.85%	1,205,338	$21.83	to	$29.01	$46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
2013	0.40%	to	2.95%	1,735,362	16.21	to	23.54	51,611,031	0.13%	39.99%	to	36.41%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
2013	0.40%	to	2.95%	12,261,303	12.91	to	12.29	187,266,465	3.53%	-1.52%	to	-4.04%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
2013	0.40%	to	2.95%	9,506,940	11.22	to	9.66	99,464,599	1.20%	-0.29%	to	-2.85%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
2013	0.80%	to	1.40%	18,014,768	21.71	to	21.10	381,522,398	0.77%	35.61%	to	34.79%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
2013	0.40%	to	2.95%	12,147,466	21.85	to	19.36	251,927,500	0.51%	35.74%	to	32.27%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
2013	0.40%	to	3.05%	15,771,695	17.11	to	15.08	255,205,998	1.81%	19.61%	to	16.43%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
2013	0.40%	to	0.60%	16,278	11.98	to	11.97	195,038	0.00%	19.85%	to	19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
2013	0.40%	to	3.05%	7,694,919	14.71	to	18.05	176,761,059	0.00%	34.76%	to	31.18%
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
2015	0.80%	to	1.40%	3,980,586	14.02	to	13.38	53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%
2013	0.80%	to	1.40%	4,873,879	11.68	to	11.28	55,228,629	1.41%	2.22%	to	1.60%
NVIT Real Estate Fund - Class II (NVRE2)
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
2013	0.40%	to	2.80%	6,586,101	23.76	to	10.24	72,709,206	1.27%	2.29%	to	-0.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2017	0.40%	to	2.50%	696,475	$13.67	to	$12.38	$8,938,477	1.42%	13.38%	to	10.99%
2016	0.40%	to	2.45%	612,499	12.06	to	11.18	7,018,150	1.38%	8.33%	to	6.11%
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
2013			0.60%	2,099			11.20	23,510	0.71%			12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2017	0.40%	to	2.55%	740,582	14.72	to	13.30	10,290,649	2.44%	17.41%	to	14.89%
2016	1.15%	to	2.40%	320,782	12.20	to	11.64	3,833,860	1.84%	10.11%	to	8.72%
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
2013	0.40%	to	2.30%	20,316,134	11.03	to	10.89	222,426,695	3.28%	10.31%	to	8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
2013	0.40%	to	2.65%	9,283,008	10.89	to	10.73	100,339,679	3.34%	8.92%	to	7.27%	****
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
2013	0.40%	to	2.30%	11,584,365	10.81	to	10.68	124,342,023	3.40%	8.14%	to	6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
2013	0.40%	to	2.30%	6,817,671	10.73	to	10.59	72,583,126	3.12%	7.25%	to	5.88%	****
NVIT Small Cap Index Fund - Class II (NVSIX2)
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
2013	0.40%	to	2.80%	723,265	12.65	to	12.44	9,071,715	2.35%	26.46%	to	24.42%	****
NVIT S&P 500 Index Fund - Class II (GVEX2)
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%
2013	0.40%	to	2.65%	3,743,803	11.77	to	11.59	43,701,775	3.41%	17.70%	to	15.92%	****
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
2013	0.40%	to	2.95%	13,156,674	10.61	to	8.93	150,853,109	2.17%	0.21%	to	-2.35%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
International Portfolio - S Class Shares (AMINS)
2017	1.15%	to	2.25%	15,424	$17.01	to	$14.76	$248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
2013	0.80%	to	2.65%	1,294,218	19.93	to	19.92	29,316,744	0.68%	36.50%	to	33.96%
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
2013	1.30%	to	2.65%	496,927	10.77	to	10.60	5,328,079	0.96%	6.07%	to	4.62%
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
2013	1.30%	to	2.30%	402,119	11.72	to	11.58	4,688,876	1.59%	14.14%	to	12.98%
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
2013	1.15%	to	2.30%	189,573	11.39	to	11.23	2,144,830	1.25%	10.68%	to	9.39%
International Growth Fund/VA- Service Shares (OVIGS)
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
2013	0.80%	to	1.40%	1,239,133	23.05	to	23.59	36,088,027	2.35%	12.26%	to	11.59%
Core Bond Fund/VA - Non-Service Shares (OVB)
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
2013	0.80%	to	1.40%	1,470,230	15.08	to	14.76	27,812,794	5.07%	-0.90%	to	-1.50%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
2013	0.60%	to	1.40%	2,148,688	11.51	to	51.06	115,712,883	1.38%	15.06%	to	25.53%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2017	0.75%	to	2.80%	3,336,860	$13.99	to	$30.94	$128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****
2013	0.95%	to	2.25%	244,473	24.50	to	27.33	7,307,348	1.15%	25.78%	to	24.14%
International Growth Fund/VA - Non-Service Shares (OVIG)
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
2015	0.40%	to	0.60%	54,413	10.99	to	10.94	597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
2013	0.40%	to	0.60%	43,039	11.55	to	11.53	496,525	0.06%	15.49%	to	15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
2013	0.40%	to	1.40%	921,054	12.09	to	13.57	12,629,553	1.10%	20.88%	to	29.93%	****
Main Street Fund(R)/VA - Service Class (OVGIS)
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
2013	0.40%	to	3.05%	11,093,728	14.18	to	16.83	234,121,775	0.86%	30.91%	to	27.43%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
2013	0.80%	to	1.40%	510,359	16.06	to	15.33	7,872,940	0.89%	39.89%	to	39.04%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
2013	0.40%	to	2.80%	2,350,049	17.54	to	25.50	74,014,689	0.69%	40.06%	to	36.69%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
2013	0.80%	to	1.40%	1,372,859	8.87	to	8.16	11,347,669	0.01%	34.90%	to	34.08%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
2013	0.80%	to	1.40%	125,275	10.07	to	10.00	1,253,971	4.88%	-0.93%	to	-1.53%
Global Strategic Income Fund/VA - Service Shares (OVSBS)
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
2013	0.85%	to	2.75%	963,727	10.04	to	9.81	9,601,690	4.50%	-1.21%	to	-3.11%
All Asset Portfolio - Advisor Class (PMVAAD)
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%
2013	0.65%	to	2.65%	4,567,870	10.61	to	10.26	47,681,453	5.16%	-0.54%	to	-2.54%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2017	0.40%	to	2.75%	1,504,589	$13.10	to	$10.65	$17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
2013	0.40%	to	2.55%	2,492,506	12.55	to	11.33	29,755,599	1.72%	-6.94%	to	-8.95%
Low Duration Portfolio - Advisor Class (PMVLAD)
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
2013	0.40%	to	3.05%	33,423,782	12.15	to	10.72	384,925,917	1.35%	-0.63%	to	-3.28%
Total Return Portfolio - Advisor Class (PMVTRD)
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
2013	0.40%	to	2.80%	25,952,951	10.71	to	10.03	269,467,393	2.14%	-2.44%	to	-4.80%
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
2015	0.40%	to	0.60%	11,828	5.37	to	5.34	63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
2013			0.40%	2,094			8.94	18,722	0.00%			-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
2013			0.40%	807			9.21	7,433	2.35%			-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016			0.40%	10,635			11.46	121,889	1.40%	6.06%
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
2013			0.40%	3,432			8.96	30,740	3.61%			-10.43%	****
Structured Small Cap Equity Fund - Service Shares (GVSSCS)
2017			0.40%	34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%
2013			0.40%	804			12.43	9,995	0.79%			24.31%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	1.15%	to	2.85%	837,816	$12.67	to	$11.49	$10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
2013	0.40%	to	2.30%	406,175	10.47	to	11.27	4,622,209	0.09%	4.67%	to	10.96%	****
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2017			0.40%	1,343			9.62	12,919	0.69%			-2.71%
2016			0.40%	770			9.89	7,614	2.04%			0.34%
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
VT Equity Income Fund: Class IB (PVEIB)
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****
VT Growth Opportunities Fund: Class IB (PVGOB)
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
VT International Equity Fund: Class IB (PVTIGB)
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
2013	1.15%	to	2.05%	17,177	20.35	to	18.46	336,690	1.50%	26.60%	to	25.45%
Small-Cap Portfolio - Investment Class (ROCSC)
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
2013	0.40%	to	0.60%	5,442	12.63	to	12.61	68,683	1.76%	26.27%	to	26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
2013	0.40%	to	2.45%	333,972	9.97	to	9.83	3,301,465	0.00%	-0.31%	to	-1.69%	****
Health Sciences Portfolio - II (TRHS2)
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
2013	0.40%	to	2.80%	6,412,668	22.81	to	20.86	140,496,406	0.00%	49.91%	to	46.30%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
2013	0.40%	to	2.55%	2,913,519	11.40	to	10.27	30,449,440	0.34%	14.03%	to	7.48%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%
2013	0.80%	to	1.40%	489,626	19.84	to	20.17	11,575,326	2.39%	-9.90%	to	-10.44%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
2015	0.80%	to	1.40%	809,875	24.23	to	21.59	17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
2013	0.80%	to	1.40%	1,077,764	28.74	to	25.92	28,316,991	1.62%	11.12%	to	10.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.75%	to	2.45%	822,612	$7.91	to	$7.17	$17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
2013	0.75%	to	2.80%	2,044,581	10.72	to	10.35	52,324,603	0.75%	9.70%	to	7.44%
Diversified Stock Fund Class A Shares (VYDS)
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
2013	1.15%	to	1.55%	25,251	19.51	to	18.70	486,302	0.63%	32.39%	to	31.85%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
2013	0.40%	to	0.60%	165,259			10.83	1,790,170	0.00%			8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
2013	0.40%	to	0.60%	75,534	10.63	to	10.62	802,504	0.00%	6.27%	to	6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
2013	0.40%	to	0.60%	222,311	10.75	to	10.74	2,389,889	0.00%	7.53%	to	7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
2013	0.40%	to	2.80%	13,405,643	17.66	to	15.76	223,555,413	1.21%	24.63%	to	21.63%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
2013	0.60%	to	2.80%	7,007,963	10.38	to	11.50	82,246,215	4.30%	3.77%	to	7.41%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
2013	0.40%	to	2.65%	2,767,879	13.11	to	12.62	35,566,853	0.00%	29.42%	to	26.50%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2017			0.60%	584			15.12	8,833	0.50%			19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	4.18%
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
2013	0.40%	to	0.60%	216,208	13.27	to	13.16	2,869,630	1.53%	14.29%	to	14.06%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2017	0.40%	to	0.60%	1,572,218	$17.71	to	$17.42	$27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
2013	0.40%	to	0.60%	2,057,057	14.48	to	14.36	29,770,493	1.12%	20.35%	to	20.11%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
2013	0.40%	to	0.60%	3,153,289	15.05	to	14.93	47,456,503	1.25%	23.32%	to	23.07%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
2013	0.40%	to	0.60%	540,241	13.92	to	13.80	7,518,782	1.36%	17.24%	to	17.00%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2013			1.30%	74			68.31	5,055	0.01%			41.93%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
2013	0.40%	to	2.70%	2,411,352	25.40	to	21.64	57,488,287	0.00%	49.63%	to	46.18%
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
2013	1.15%	to	1.75%	2,784	19.39	to	18.99	53,355	0.13%	38.27%	to	37.43%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.80%	to	1.40%	1,979,986	30.83	to	28.90	57,749,512	1.38%	26.32%	to	25.56%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75%	to	2.65%	4,545,894	13.11	to	17.24	87,818,648	1.15%	26.05%	to	23.64%
VA International Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
2013	0.40%	to	2.65%	1,179,976	12.65	to	11.77	14,418,065	1.70%	22.41%	to	19.65%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80%	to	2.65%	1,142,861	11.79	to	15.15	19,109,102	1.93%	-1.76%	to	-3.60%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	1.05%	to	2.10%	77,968	20.58	to	19.56	1,664,605	1.84%	13.81%	to	12.61%
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
2013	1.05%	to	2.30%	149,244	18.03	to	17.32	2,814,117	1.76%	34.25%	to	32.56%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80%	to	2.95%	3,996,862	13.70	to	15.49	70,947,400	2.40%	22.00%	to	19.35%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	2.65%	7,038,230	16.04	to	16.40	127,456,544	4.76%	0.98%	to	-1.06%
Advantage VT Small Cap Value Fund - Class 2 (obsolete) (WFVSMV)
2014			1.10%	631			11.53	7,278	0.35%			3.31%
2013			1.10%	684			11.17	7,637	0.72%			13.49%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advantage VT Total Return Bond Fund - Class 2 (obsolete) (WFVTRB)
2015	1.15%	to	1.25%	21,348	$14.46	to	$14.30	$305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
2013	1.15%	to	1.25%	21,348	14.00	to	13.87	296,394	1.25%	-3.55%	to	-3.65%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
2013	0.95%	to	2.30%	100,705	20.27	to	19.21	2,129,944	0.84%	42.36%	to	40.42%
Franklin High Income Securities Fund: Class 2 (obsolete) (FTVHI2)
2016	0.40%	to	0.60%	19,397	10.74	to	10.66	207,191	6.75%	16.48%	to	16.25%
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
2013	0.40%	to	0.60%	9,757	10.23	to	10.22	99,686	0.00%	2.29%	to	2.15%	****
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
2013	0.95%	to	2.55%	379,071	19.19	to	19.57	8,313,066	0.41%	28.82%	to	26.74%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%
2013	0.80%	to	1.40%	1,373,290	14.53	to	13.96	19,261,214	5.26%	5.12%	to	4.48%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75%	to	2.75%	5,499,724	14.54	to	14.30	87,655,891	6.26%	6.14%	to	4.00%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80%	to	1.40%	656,098	26.65	to	24.83	16,463,567	1.06%	-0.05%	to	-0.66%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75%	to	2.80%	2,953,153	7.07	to	17.17	56,177,769	0.97%	-0.31%	to	-2.37%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80%	to	1.40%	1,095,402	23.66	to	22.04	24,342,382	0.52%	16.87%	to	16.16%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
2013	0.80%	to	1.40%	1,465,832	20.03	to	18.66	27,631,594	1.37%	29.41%	to	28.63%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
2013	0.40%	to	2.80%	5,200,723	10.41	to	14.32	83,385,210	1.27%	29.63%	to	26.51%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80%	to	1.40%	3,088,532	11.63	to	11.23	34,837,398	1.22%	20.37%	to	19.64%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80%	to	1.40%	284,346	19.20	to	17.99	5,155,407	2.21%	20.45%	to	19.72%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40%	to	2.80%	5,533,991	8.79	to	10.76	66,931,305	2.32%	20.61%	to	17.71%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
2013	0.40%	to	1.40%	1,371,740	11.90	to	23.92	36,296,848	0.66%	19.02%	to	27.92%	****
American Century NVIT Growth Fund -Class II (obsolete) (CAF2)
2015	0.40%	to	2.75%	4,058,798	15.34	to	13.72	58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
2013	0.40%	to	2.65%	2,980,072	13.34	to	12.55	38,538,816	1.01%	28.89%	to	25.98%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	13.29	to	17.89	3,694,111	0.00%	2.64%	to	0.88%
2013	0.80%	to	2.80%	223,324	12.95	to	15.83	4,331,082	0.00%	44.67%	to	41.75%

2017	Reserves for annuity contracts in payout phase:								$10,580,370
2017	Contract Owners’ Equity:								$54,201,450,452
2016	Reserves for annuity contracts in payout phase:								$9,930,422
2016	Contract Owners’ Equity:								$48,380,816,200
2015	Reserves for annuity contracts in payout phase:								$9,994,873
2015	Contract Owners’ Equity:								$45,303,722,763
2014	Reserves for annuity contracts in payout phase:								$9,682,634
2014	Contract Owners’ Equity:								$45,160,288,424
2013	Reserves for annuity contracts in payout phase:								$10,085,658
2013	Contract Owners’ Equity:								$41,548,378,750

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”) of the Company as listed in the accompanying table of contents. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)

(“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 28, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S.

member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2017	2016	2015
Revenues
Policy charges	$2,545	$2,361	$2,216
Premiums	633	642	786
Net investment income	2,414	2,139	1,982
Net realized investment gains (losses), including other-than-temporary impairment losses	12	(111)	82
Other revenues	9	8	14

Total revenues	$5,613	$5,039	$5,080

Benefits and expenses
Interest credited to policyholder account values	$1,844	$1,406	$1,078
Benefits and claims	1,283	1,298	1,662
Amortization of deferred policy acquisition costs	392	433	68
Other expenses, net of deferrals	1,193	998	1,044

Total benefits and expenses	$4,712	$4,135	$3,852

Income before federal income taxes and noncontrolling interests	$901	$904	$1,228
Federal income tax benefit (expense)	408	(126)	(293)

Net income	$1,309	$778	$935
Loss attributable to noncontrolling interests, net of tax	96	91	96

Net income attributable to Nationwide Life Insurance Company	$1,405	$869	$1,031

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2017	2016	2015
Net income	$1,309	$778	$935

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$550	$237	$(720)
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(100)	22	43

Total other comprehensive income (loss), net of tax	$450	$259	$(677)

Total comprehensive income	$1,759	$1,037	$258
Comprehensive loss attributable to noncontrolling interests, net of tax	(96)	(91)	(96)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,855	$1,128	$354

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2017	2016
Assets
Investments:
Fixed maturity securities, available-for-sale	$50,201	$43,690
Mortgage loans, net of allowance	10,929	9,760
Policy loans	1,030	989
Short-term investments	1,406	1,944
Other investments	1,493	1,111

Total investments	$65,059	$57,494
Cash and cash equivalents	95	92
Accrued investment income	549	514
Deferred policy acquisition costs	5,676	5,432
Other assets	4,203	3,035
Separate account assets	105,607	89,071

Total assets	$181,189	$155,638

Liabilities and equity
Liabilities
Future policy benefits and claims	$59,885	$52,911
Short-term debt	—	300
Long-term debt	793	707
Other liabilities	3,433	3,104
Separate account liabilities	105,607	89,071

Total liabilities	$169,718	$146,093

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	7,703	6,530
Accumulated other comprehensive income	1,308	626

Total shareholder’s equity	$10,733	$8,878
Noncontrolling interests	738	667

Total equity	$11,471	$9,545

Total liabilities and equity	$181,189	$155,638

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act, as discussed in Note 2.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2017	2016	2015
Cash flows from operating activities
Net income	$1,309	$778	$935
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(12)	111	(82)
Interest credited to policyholder account values	1,844	1,406	1,078
Capitalization of deferred policy acquisition costs	(923)	(823)	(870)
Amortization of deferred policy acquisition costs	392	433	68
Amortization and depreciation	99	81	107
Changes in:
Future policy benefits and claims	(934)	(680)	(249)
Derivatives, net	(486)	(247)	(141)
Other, net	(319)	(77)	(63)

Net cash provided by operating activities	$970	$982	$783

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,471	$3,007	$2,828
Proceeds from sales of available-for-sale securities	1,857	852	466
Purchases of available-for-sale securities	(11,648)	(8,938)	(7,106)
Proceeds from repayments and sales of mortgage loans	651	792	1,027
Issuances of mortgage loans	(1,807)	(2,163)	(2,155)
Net sales (purchases) of short-term investments	543	(1,174)	169
Collateral received, net	378	217	48
Purchase of Jefferson National Financial Corp, net of cash assumed	(186)	—	—
Other, net	(355)	(231)	(136)

Net cash used in investing activities	$(6,096)	$(7,638)	$(4,859)

Cash flows from financing activities
Net change in short-term debt	$(300)	$(100)	$(260)
Investment and universal life insurance product deposits	10,442	10,894	8,224
Investment and universal life insurance product withdrawals	(5,034)	(4,132)	(3,884)
Other, net	21	19	(14)

Net cash provided by financing activities	$5,129	$6,681	$4,066

Net increase (decrease) in cash and cash equivalents	$3	$25	$(10)
Cash and cash equivalents at beginning of year	92	67	77

Cash and cash equivalents at end of year	$95	$92	$67

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2017 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, as discussed in Note 4. NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. See Note 4 for detailed information related to the acquisition of JNF.

As of December 31, 2017 and 2016, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2017 and 2016 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% and 4.6% for the years ended December 31, 2017 and 2016, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $70 million and $72 million as of December 31, 2017 and 2016, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2017 and 2016 was $2.0 billion and $2.3 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $47 million of FHLB stock as of December 31, 2017 and 2016.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.25% growth per year as of December 31, 2017.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 6 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2017 and 2016, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% and 86% as of December 31, 2017 and 2016, respectively), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2017 and 2016, the fair value of the securities received as collateral and recorded off-balance sheet is $43 million and $331 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2017 and 2016, the fair value of loaned securities was $348 million and $541 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment upon maturity of such loan or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, the value of the property collateral is determined to be less than the current carrying value and it is probable that the Company will be unable to collect all amounts due pursuant to the contractual terms of the loan agreement. When management determines that a mortgage loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at such loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on property type, loan-to-value and loan surveillance categories. This non-specific reserve reflects management’s best estimates of probable losses inherent in the portfolio for mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on historical loan loss experience, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $787 million and $495 million as of December 31, 2017 and 2016, respectively. The carrying value of alternative investments was $582 million and $362 million as of December 31, 2017 and 2016, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $1.7 billion and $1.5 billion in tax credit funds to unrelated third parties as of December 31, 2017 and 2016, respectively. These guaranteed after-tax benefits are provided through periods ending in 2036 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $987 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $738 million and $667 million as of December 31, 2017 and 2016, respectively, and are included within the consolidated balance sheets primarily as other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017, and other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million and $200 million as of December 31, 2017 and 2016, respectively, and is included in other assets in the consolidated balance sheets. There were no impairments to goodwill as of December 31, 2017 and 2016. Total additions to goodwill was $69 million for the year ended December 31, 2017 and there was no addition to goodwill for the year ended December 31, 2016.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 11 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As a result, the Company has reclassified $253 million of AMT credit carryforwards, net of government fees of $11 million, as an income tax receivable.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change. These valuations will be finalized in 2018. The Company has recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities. There is no impact to net deferred tax liabilities.

Refer to Note 7 and Note 14 for additional discussion on the impact of the Act on the Company’s investments and federal income taxes, respectively.

The Company files with the NMIC consolidated federal income tax return.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2017, 2016 and 2015 and 31% of the number of life insurance policies in force in 2017 (33% in 2016 and 35% in 2015). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2018, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2017, the Company adopted ASU 2015-09, Financial Services- Insurance: Disclosures about Short-Duration Contracts, which amends ASC 944, Financial Services-Insurance, on short duration insurance contracts. This guidance requires additional disclosures of disaggregated incurred and paid claims development information, as well as any significant changes in methodologies or assumptions and claims frequency. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not by itself trigger de-designation of a hedging relationship, provided that all other hedge accounting criteria continue to be met. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On January 1, 2017, the Company adopted ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for the equity method, the cost of acquiring the additional interest in the investee is added to the current basis of the investor’s previously held interest, and the equity method is applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in AOCI related to an available-for-sale security that becomes eligible for the equity method are recognized in earnings as of the date on which the investment qualifies for the equity method. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-17, Interests Held through Related Parties That Are under Common Control. The update amends existing GAAP consolidations guidance by requiring a reporting entity to evaluate its indirect economic interest in a VIE held through a related party under common control on a proportionate basis. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On February 14, 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the option to reclassify the stranded tax effects resulting from the Act from AOCI to retained earnings. The Company early adopted this guidance by applying a cumulative effect adjustment to the consolidated balance sheet, effective December 31, 2017. This resulted in an increase in AOCI of $232 million and a decrease in retained earnings of $232 million.

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. In March, April and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients, respectively. These amendments clarify guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The Company will adopt ASU 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20 for annual periods beginning January 1, 2018. Adoption of the above guidance will not have a material impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated results of operations and financial condition.

(4)	Business Combinations

On March 1, 2017 (“acquisition date”), the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNF’s wholly-owned subsidiaries include Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”) and Jefferson National Securities Corporation (“JNSC”). JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The following table summarizes the consideration paid for JNF and the fair values of the assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets
Total investments	$512
Cash and cash equivalents	15
Accrued investment income	4
Reinsurance recoverables, net of allowance[1]	487
Goodwill[1]	69
Other intangibles[1,2]	80
Other assets	6
Separate account assets	4,349

Total assets acquired	$5,522

Liabilities
Future policy benefits and claims	$696
Long-term debt	95
Other liabilities	181
Separate account liabilities	4,349

Total liabilities assumed	$5,321

Total consideration	$201

1	Included in other assets in the consolidated balance sheets.
2	Primarily includes valuation of business acquired.

As a result of the JNF acquisition, the Company recorded goodwill representing the excess of the fair value of consideration exchanged over the fair value of tangible assets acquired, liabilities assumed and separately identified intangible assets.

The determination of fair value of the assets acquired, liabilities assumed and purchase consideration reflects the

Company’s best estimates and assumptions. The Company is in the process of finalizing valuations of certain intangible assets as integration efforts of JNF are not yet completed; thus, the provisional measurements of intangible assets and goodwill are subject to change.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents unaudited financial information regarding JNF operations included in the Company’s consolidated statements of operations from the acquisition date to the period ending December 31, 2017. The following table also presents unaudited pro forma information as if JNF had been included in the consolidated results of the Company for the entire years ended December 31, 2017, 2016 and 2015. The pro forma information combines the historical consolidated results of the Company and JNF for the periods presented.

	Actual from acquisition date through	Pro forma for twelve months ended December 31,
(in millions)	December 31, 2017	2017	2016	2015
Revenue	$26	$5,619	$5,072	$5,113
Net Income (Loss)	(6)	1,310	783	935

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(5)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $291 million and $359 million for the years ended December 31, 2017 and December 31, 2016, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2017 and 2016. The separate account value subject to GMIB was $355 million and $347 million for the years ended December 31, 2017 and December 31, 2016, respectively. The general account value subject to GMIB was $46 million and $47 million as of December 31, 2017 and 2016, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2017 and 2016. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2017				December 31, 2016
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$842	$32,313	$16	67	$922	$27,459	$76	66
Minimum return or anniversary contract value	1,764	33,337	347	71	1,813	31,380	555	71

Total contracts with GMDB	$2,606	$65,650	$363	69	$2,735	$58,839	$631	69

Contracts with GLWB:
Minimum return or anniversary contract value	$84	$39,183	$104	68	$149	$34,974	$166	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
GMDB	$164	$170
GLWB	$300	$297

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $14 million and $36 million for the years ended December 31, 2017 and 2016, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Mutual funds:
Bond	$7,167	$5,986
Domestic equity	53,617	48,824
International equity	3,874	3,010

Total mutual funds	$64,658	$57,820
Money market funds	992	1,019

Total[1]	$65,650	$58,839

1	Excludes $40.0 billion and $30.2 billion as of December 31, 2017 and 2016, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with an enhanced GMDB and GLWB. As of December 31, 2017 and 2016, the fixed indexed annuity general account value was $9.8 billion and $5.3 billion, respectively. This includes $351 million and $230 million of general account value relating to contracts with the enhanced GMDB and $3.7 billion and $2.5 billion of general account value relating to contracts with GLWB as of December 31, 2017 and 2016, respectively. These enhanced GMDB reserves were immaterial and GLWB reserves were $31 million and $19 million as of December 31, 2017 and 2016, respectively. The net amount at risk for these guarantees was immaterial as of December 31, 2017 and 2016. Paid claims on contracts with these guarantees were immaterial for the years ended December 31, 2017 and 2016.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2017, 2016 and 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $915 million and $710 million as of December 31, 2017 and 2016, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2017 and 2016.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to the Company’s assumptions related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to the Company’s assumptions related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

During 2015, the Company completed its annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees. For the year ended December 31, 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC and other related balances.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2017	$3,637	$2,350	$61,489	51
December 31, 2016	$2,991	$2,117	$55,053	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(6)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2017	2016	2015
Balance at beginning of year	$5,432	$5,200	$4,063
Capitalization of DAC	923	823	870
Amortization of DAC, excluding unlocks	(461)	(412)	(326)
Amortization of DAC related to unlocks	69	(21)	258
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(287)	(158)	335

Balance at end of year	$5,676	$5,432	$5,200

During 2017, the Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

During 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate to reduce expected utilization of the net settlement option, as well as a decrease in the expected lapse rates for certain variable annuity products.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(7)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states, political subdivisions and foreign governments	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate securities	33,086	1,276	497	33,865
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold equity securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,391	$1,408
Due after one year through five years	11,337	11,762
Due after five years through ten years	14,300	14,642
Due after ten years	14,406	15,870

Subtotal	$41,434	$43,682
Residential mortgage-backed securities	2,788	2,872
Commercial mortgage-backed securities	1,154	1,161
Asset-backed securities	2,466	2,486

Total fixed maturity securities	$47,842	$50,201

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,365	$1,174
Adjustment to DAC	(478)	(191)
Adjustment to future policy benefits and claims	(103)	(68)
Adjustment to policyholder dividend obligation	(88)	(74)
Deferred federal income tax expense	(593)	(288)
Cumulative effect of adoption of accounting principle[2]	232	—

Net unrealized gains on available-for-sale securities	$1,335	$553

1	Includes net unrealized gains of $38 million and $1 million as of December 31, 2017 and 2016, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2017	2016
Balance at beginning of year	$553	$316
Unrealized gains arising during the year:
Net unrealized gains on available-for-sale securities before adjustments	1,191	499
Non-credit impairments and subsequent changes in fair value of impaired debt securities	37	21
Net adjustment to DAC and other expense	(287)	(158)
Net adjustment to future policy benefits and claims	(35)	(52)
Net adjustment to policyholder dividend obligations	(14)	(7)
Related federal income tax expense	(318)	(109)

Unrealized gains on available-for-sale securities	$574	$194
Less: Reclassification adjustment for net realized gains (losses) and credit related OTTI on available-for-sale securities, net of tax (expense) benefit ($(13) and $23 as of December 31, 2017 and 2016, respectively)	24	(43)

Increase in net unrealized gains on available-for-sale securities	$550	$237

Cumulative effect of adoption of accounting principle	232	—

Balance at end of year	$1,335	$553

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2017
Fixed maturity securities:
Corporate securities	$3,363	$37	$4,058	$183	$220
Residential mortgage-backed securities	370	3	433	20	23
Asset-backed securities	254	1	82	23	24
Other	437	3	238	6	9

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

December 31, 2016
Fixed maturity securities:
Corporate securities	$8,762	$320	$1,498	$177	$497
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total fixed maturity securities	10,108	348	2,354	255	603
Equity securities	—	—	—	—	—

Total[2]	$10,108	$348	$2,354	$255	$603

1	As of December 31, 2017 and 2016, there were $67 million and $118 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Amortized cost:
Loans with non-specific reserves	$10,963	$9,775
Loans with specific reserves[1]	—	17

Total amortized cost	$10,963	$9,792

Valuation allowance:
Non-specific reserves	$34	$28
Specific reserves	—	4

Total valuation allowance[2]	$34	$32

Mortgage loans, net of allowance	$10,929	$9,760

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2017, 2016 and 2015. The average recorded investment was $8.5 million, $18 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes for the years ended December 31, 2017, 2016 and 2015 were immaterial.

As of December 31, 2017 and 2016, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total	$9,734	$58	$9,792	$9,710	$82	$9,792

Weighted average DSC ratio	2.05	1.26	2.04	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	74%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million were on deposit with various regulatory agencies as required by law as of December 31, 2017 and 2016. Available-for-sale securities with a carrying value of $88 million and $260 million were pledged as collateral to secure funding agreements as of December 31, 2017 and 2016, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Fixed maturity securities, available-for-sale	$1,982	$1,781	$1,646
Mortgage loans	450	407	390
Alternative investments	23	8	3
Policy loans	41	52	51
Other	27	21	12

Gross investment income	$2,523	$2,269	$2,102
Tax credit fund losses[1]	44	68	59
Investment expenses	65	62	61

Net investment income	$2,414	$2,139	$1,982

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Realized gains on sales[1]	$53	$50	$15
Realized losses on sales[1]	(16)	(90)	(41)
Net realized derivative losses	(9)	(42)	120
Valuation losses and other	(5)	(3)	(11)
OTTI losses[2,3]	(11)	(26)	(1)

Net realized investment gains (losses)	$12	$(111)	$82

1	Gross gains of $52 million, $49 million and $11 million and gross losses of $11 million, $89 million and $36 million were realized on sales of available-for-sale securities during the years ended December 31, 2017, 2016 and 2015, respectively.
2	OTTI on fixed maturity securities excludes $4 million, $6 million and $2 million of non-credit losses included in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
3	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Act during the year ended December 31, 2017.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Cumulative credit losses at beginning of year[1]	$(195)	$(224)	$(254)
New credit losses	(3)	(22)	(1)
Incremental credit losses	(2)	—	—
Losses related to securities included in the beginning balance sold or paid down during the period	30	51	31

Cumulative credit losses at end of year[1]	$(170)	$(195)	$(224)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(8)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2017 and 2016, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2017				December 31, 2016
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$60	$654	$93	$1,127	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$25	$2,131	$73	$2,336	$75	$2,078	$110	$1,681
Equity contracts	1,070	15,738	—	2,081	633	10,821	—	1,246
Other derivative contracts	—	—	12	2	—	—	2	2

Derivatives (gross)	$1,155	$18,523	$178	$5,546	$836	$13,841	$123	$3,217

Accrued interest	9		6		10		11
Subject to master netting agreements	(62)		(62)		(71)		(71)

Derivatives (net)	$1,102		$122		$775		$63

Cash collateral (received)/pledged[2]	(998)		106		(660)		29
Securities (received)/pledged[2,3]	(101)		—		(89)		30

Uncollateralized position	$3		$16		$26		$4

1	Prior period balances updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
2	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
3	Securities received as collateral are recorded off-balance sheet.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Derivatives not designated as hedging instruments:
Interest rate contracts	$(9)	$13	$(141)
Equity contracts	(25)	(81)	(257)
Total return swaps	—	—	(44)
Other derivative contracts	2	8	(6)
Net interest settlements	(9)	(2)	32

Total derivative losses[1]	$(41)	$(62)	$(416)
Change in embedded derivative liabilities and related fees[2]	32	20	536

Net realized derivative (losses) gains	$(9)	$(42)	$120

1	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(9)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[1]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[2]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Excludes $649 million of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, $(10) million for derivative liabilities and $(1) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $721 million of the total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0.1% - 10%[2]
Lapse	0% - 35%[3]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
3	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate securities	—	32,592	1,273	33,865
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims[2]	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million of separate account assets that use NAV as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net (losses) gains
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $(157) million for future policy benefits and claims, $145 million for derivative assets, and $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value have changed to conform with the current period presentation as a result of new guidance.

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2017				December 31, 2016
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$10,929	$10,876	$—	$10,876	$9,760	$9,589	$—	$9,589
Policy loans	$1,030	$1,030	$—	$1,030	$989	$989	$—	$989
Other investments	$78	$78	$—	$78	$72	$72	$—	$72

Liabilities
Investment contracts	$36,746	$34,711	$—	$34,711	$31,431	$29,736	$—	$29,736
Short-term debt	$—	$—	$—	$—	$300	$300	$—	$300
Long-term debt	$793	$1,070	$977	$93	$707	$927	$920	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(10)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(11)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Liabilities:
Future policyholder benefits	$1,571	$1,602
Policyholder funds and accumulated dividends	137	138
Policyholder dividends payable	20	20
Policyholder dividend obligation	110	100
Other policy obligations and liabilities	25	38

Total liabilities	$1,863	$1,898

Assets:
Available-for-sale securities	$1,294	$1,286
Mortgage loans, net of allowance	220	223
Policy loans	128	138
Other assets	77	98

Total assets	$1,719	$1,745

Excess of reported liabilities over assets	$144	$153

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities, available-for-sale	$14	$7
Adjustment to policyholder dividend obligation	(14)	(7)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$144	$153

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,294	$1,286
Amortized cost	1,206	1,212
Shadow policyholder dividend obligation	(88)	(74)

Net unrealized appreciation	$—	$—

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2017	2016	2015
Revenues:
Premiums	$53	$56	$58
Net investment income	81	84	87
Realized investment (losses) gains	(1)	(3)	1
Realized losses credited to policyholder benefit obligation	(4)	(1)	(5)

Total revenues	$129	$136	$141

Benefits and expenses:
Policy and contract benefits	$115	$125	$122
Change in future policyholder benefits and interest credited to policyholder accounts	(32)	(36)	(33)
Policyholder dividends	39	40	40
Change in policyholder dividend obligation	(8)	(8)	(4)
Other expenses	1	1	1

Total benefits and expenses	$115	$122	$126

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$14	$15
Federal income tax expense	5	5	5

Revenues, net of benefits and expenses and federal income tax expense	$9	$9	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$153	$162	$172
Change during period	(9)	(9)	(10)

End of period	$144	$153	$162

Cumulative closed block earnings from inception through December 31, 2017, 2016 and 2015 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $22 million, $26 million and $32 million as of December 31, 2017, 2016 and 2015, respectively.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(12)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had no amounts outstanding under the agreement as of December 31, 2017 and had $300 million outstanding as of December 31, 2016, which had a weighted average interest rate of 0.72%.

In April 2017, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 23, 2018, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $6.5 billion and $6.1 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2017 and 2016, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million and a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The amount of interest paid on short-term debt was immaterial in 2017, 2016 and 2015.

(13)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2017	2016
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	93	7

Total long-term debt	$793	$707

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2017, 2016 and 2015. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(14)	Federal Income Taxes

The following table summarizes the components of federal income tax benefit (expense) for the years ended:

	December 31,
(in millions)	2017	2016	2015
Current tax benefit (expense)[1]	$177	$(61)	$(76)
Deferred tax benefit (expense)[1]	231	(65)	(217)

Total federal income tax benefit (expense)	$408	$(126)	$(293)

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Act.

The following table summarizes how the total federal income tax benefit (expense) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2017		2016		2015
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$901		$904		$1,228
Rate reconciliation:
Computed (expected tax expense)	$(315)	(35)%	$(316)	(35)%	$(430)	(35)%
Dividends received deduction	128	14%	144	16%	118	10%
Tax credits	90	10%	81	9%	63	5%
Impact of enacted tax law changes[1]	530	59%	—	—%	—	—%
Other, net[2]	(25)	(3)%	(35)	(4)%	(44)	(4)%

Total federal income tax benefit (expense)	$408	45%	$(126)	(14)%	$(293)	(24)%

1	Represents the remeasurement of deferred tax assets and liabilities of $541 million and government fees of $(11) million as a result of the Act.
2	Certain prior period amounts have been reclassified to conform to the current year’s presentation.

The Company’s current federal income tax receivable (liability) was $166 million and $(52) million as of December 31, 2017 and 2016, respectively.

The Company made $8 million, $7 million and $33 million of payments for the years ended December 31, 2017, 2016 and 2015, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Deferred tax assets
Future policy benefits and claims	$781	$953
Tax credit carryforwards	350	599
Derivatives, including embedded derivatives	44	21
Other	236	383

Gross deferred tax assets	$1,411	$1,956
Valuation allowance	(10)	(17)

Gross deferred tax assets, net of valuation allowance	$1,401	$1,939

Deferred tax liabilities
Deferred policy acquisition costs	$971	$1,577
Available-for-sale securities	589	536
Other	311	278

Gross deferred tax liabilities	$1,871	$2,391

Net deferred tax liability	$470	$452

As of December 31, 2017, the Company has gross federal net operating losses of $17 million, which expire between 2018 and 2037. As of December 31, 2017, the Company had $307 million in low-income-housing credit carryforwards, which expire between 2024 and 2037. In addition, the Company had $43 million in foreign tax credit carryforwards which expire between 2024 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2017	2016	2015
Balance at beginning of period	$36	$36	$38
Additions for current year tax positions	2	1	1
Additions for prior year tax positions	—	1	—
Reductions for prior years tax positions	(28)	(2)	(3)

Balance at end of period	$10	$36	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2013 tax year.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(15)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million, and also raised NLIC’s admitted deferred tax assets by $8 million.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million, and also reduced NLIC’s admitted deferred tax assets by $15 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2017	2016	2015
Statutory net income (loss)
NLIC	$1,039	$751	$167
NLAIC	(277)	(227)	(99)
JNL	—	N/A	N/A
JNLNY	—	N/A	N/A

Statutory capital and surplus
NLIC	$5,949	$5,208	$4,567
NLAIC	1,340	968	735
JNL	35	N/A	N/A
JNLNY	7	N/A	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2017, 2016 and 2015 NLIC did not pay any dividends to NFS. As of January 1, 2018, NLIC has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2017, 2016 and 2015, the Company was allocated costs from NMIC and NSC totaling $324 million, $277 million and $289 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $17 million, $19 million and $18 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2017 and 2016. Total revenues from these contracts were $125 million, $127 million and $129 million for the years ended December 31, 2017, 2016 and 2015, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $111 million for the years ended December 31, 2017 and 2016, and $106 million for the year ended December 31, 2015.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $158 million for the year ended December 31, 2017 and $209 million for the years ended December 31, 2016 and 2015, while benefits, claims and expenses ceded during these years were $108 million, $185 million and $207 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2017, 2016 and 2015, customer allocations to NFG funds totaled $66.7 billion, $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2017, 2016 and 2015, NFG paid the Company $221 million, $199 million and $196 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $899 million as of December 31, 2017 and 2016, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2017, 2016 and 2015.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million, $65 million and $63 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $313 million, $332 million and $238 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $7 million, $11 million and $14 million, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries, under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2017	2016	2015
Premiums
Direct	$962	$1,011	$1,144
Assumed from other companies	—	—	—
Ceded to other companies	(329)	(369)	(358)

Net	$633	$642	$786

Life, accident and health insurance in force
Direct	$291,984	$275,404	$260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)

Net	$229,272	$213,732	$199,494

Amounts recoverable under reinsurance contracts totaled $1,124 million, $683 million and $647 million as of December 31, 2017, 2016 and 2015, respectively, and are included in other assets in the consolidated balance sheets.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(19) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	117	—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	557	36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	195	(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net gain attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$2,105	$111	$—	$2,216
Premiums	751	—	35	786
Net investment income	1,193	752	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(56)	(56)
Other revenues[2]	(83)	—	7	(76)

Total revenues	$3,966	$863	$23	$4,852
Benefits and expenses:
Interest credited to policyholder account values	$564	$494	$20	$1,078
Benefits and claims[3]	1,405	—	29	1,434
Amortization of DAC	128	7	(67)	68
Other expenses, net of deferrals	705	163	176	1,044

Total benefits and expenses	$2,802	$664	$158	$3,624

Income before federal income taxes and noncontrolling interests	$1,164	$199	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,164	$199	$(57)

Assets as of year end	$104,020	$30,524	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2017 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$358	$396	$396
Obligations of states, political subdivisions and foreign governments	3,433	3,845	3,845
Public utilities	5,374	5,582	5,582
All other corporate, mortgage-backed and asset-backed securities	38,677	40,378	40,378

Total fixed maturity securities, available-for-sale	$47,842	$50,201	$50,201
Equity securities, available-for-sale:
Common stocks:
Banks, trust and insurance companies	$15	$15	$15
Industrial, miscellaneous and all other	14	12	12
Nonredeemable preferred stocks	44	52	52

Total equity securities, available-for-sale	$73	$79	$79
Trading assets	73	74	74
Mortgage loans, net of allowance	10,963		10,929	[1]
Policy loans	1,030		1,030
Other investments	1,340		1,340
Short-term investments	1,406		1,406

Total investments	$62,727		$65,059

1	Difference from Column B is primarily attributable to valuation allowances due to impairments on mortgage loans on estate (see Note 7 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS	$5,007	$26,742			$751
Retirement Plans	222	15,940			—
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS	$1,193	$2,198	$128	$705
Retirement Plans	752	494	7	163
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2017.
Statement of Operations for the year ended December 31, 2017.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2017 and 2016.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015.
Consolidated Balance Sheets as of December 31, 2017 and 2016.
Consolidated Statements of Equity as of December 31, 2017, 2016, 2015, and 2014.
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
a)	Form of Beneficiary Protector II Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
b)	Form of One-Year Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
c)	Form of One-Month Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
d)	Form of Liquidity Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
e)	Form of Nationwide Lifetime Income Track SM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.

f)	Form of Nationwide Lifetime Income Rider® ("Nationwide L.inc" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
g)	Form of Nationwide Lifetime Income Rider® ("Nationwide L.inc" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
h)	Form of Nationwide Lifetime Income CaptureSM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
i)	Form of Combination Enhanced Death Benefit Option III Guaranteed Minimum Death Benefit ("GMDB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws.
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm

8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm

23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm

38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
9)	Opinion of Counsel – Filed previously on November 14, 2011 with initial registration statement (File No. 333-177934) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Chief Digital Officer	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 7, 2018, was 10,606 and 8,379 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Mark E. Hartman
Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 24, 2018.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 24, 2018.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact